UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	Copy to: David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

March 31, 2016

Metropolitan Series Fund

Schedule of Investments as of March 31, 2016 (Unaudited)

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-4
BlackRock Bond Income Portfolio	MSF-18
BlackRock Capital Appreciation Portfolio	MSF-49
BlackRock Large Cap Value Portfolio	MSF-53
BlackRock Ultra-Short Term Bond Portfolio (formerly, BlackRock Money Market Portfolio)	MSF-56
Frontier Mid Cap Growth Portfolio	MSF-59
Jennison Growth Portfolio	MSF-62
Loomis Sayles Small Cap Core Portfolio	MSF-65
Loomis Sayles Small Cap Growth Portfolio	MSF-70
Met/Artisan Mid Cap Value Portfolio	MSF-73
Met/Dimensional International Small Company Portfolio	MSF-76
Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)	MSF-112
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio)	MSF-140
MetLife Asset Allocation 20 Portfolio	MSF-143
MetLife Asset Allocation 40 Portfolio	MSF-145
MetLife Asset Allocation 60 Portfolio	MSF-147
MetLife Asset Allocation 80 Portfolio	MSF-149
MetLife Mid Cap Stock Index Portfolio	MSF-151
MetLife Stock Index Portfolio	MSF-158
MFS Total Return Portfolio	MSF-166
MFS Value Portfolio	MSF-179
MSCI EAFE Index Portfolio	MSF-183
Neuberger Berman Genesis Portfolio	MSF-194
Russell 2000 Index Portfolio	MSF-198
T. Rowe Price Large Cap Growth Portfolio	MSF-218
T. Rowe Price Small Cap Growth Portfolio	MSF-223
Van Eck Global Natural Resources Portfolio	MSF-228
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-230
Western Asset Management U.S. Government Portfolio	MSF-248
Notes to Schedule of Investments	MSF-255

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Argentina—1.6%
MercadoLibre, Inc. (a)	232,338	$27,381,033

Australia—3.6%
Brambles, Ltd.	2,199,727	20,373,015
Cochlear, Ltd.	221,159	17,327,084
Seek, Ltd. (a)	605,864	7,485,138
Treasury Wine Estates, Ltd.	2,305,380	16,992,315

		62,177,552

Brazil—1.6%
Embraer S.A. (ADR)	620,878	16,366,344
Itau Unibanco Holding S.A. (ADR)	1,231,649	10,579,865

		26,946,209

Canada—4.7%
Constellation Software, Inc.	41,514	16,998,445
Fairfax Financial Holdings, Ltd.	64,054	35,858,896
Restaurant Brands International, Inc. (a)	397,100	15,422,309
Ritchie Bros. Auctioneers, Inc. (a)	443,057	11,997,984

		80,277,634

China—3.0%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	184,162	14,554,323
Baidu, Inc. (ADR) (b)	142,800	27,257,664
Want Want China Holdings, Ltd. (a)	13,272,626	9,842,892

		51,654,879

Denmark—3.5%
DSV A/S	485,507	20,123,304
Novo Nordisk A/S - Class B	390,136	21,064,382
Novozymes A/S - B Shares	434,808	19,485,891

		60,673,577

Finland—2.4%
Kone Oyj - Class B (a)	466,898	22,417,856
Sampo Oyj - A Shares (a)	397,664	18,815,595

		41,233,451

France—2.6%
Edenred (a)	499,410	9,690,989
Essilor International S.A.	145,758	17,959,704
Legrand S.A.	295,313	16,531,756

		44,182,449

Germany—6.0%
Brenntag AG	282,662	16,114,830
Continental AG	80,447	18,308,418
Deutsche Boerse AG	359,487	30,675,208
MTU Aero Engines AG	121,146	11,614,875
SAP SE	319,594	25,855,847

		102,569,178

Hong Kong—2.8%
Hang Seng Bank, Ltd.	1,141,600	20,218,467

Hong Kong—(Continued)
Hong Kong Exchanges and Clearing, Ltd.	1,177,200	28,334,356

		48,552,823

Ireland—6.6%
CRH plc	860,353	24,177,080
Experian plc	1,362,900	24,252,108
James Hardie Industries plc	1,666,437	22,717,424
Ryanair Holdings plc (ADR)	494,900	42,472,318

		113,618,930

Japan—13.1%
Denso Corp.	494,600	19,821,897
FANUC Corp.	101,500	15,760,012
Fast Retailing Co., Ltd.	41,300	13,210,455
Japan Exchange Group, Inc.	2,255,400	34,440,034
MS&AD Insurance Group Holdings, Inc.	667,100	18,575,076
Nidec Corp. (a)	236,800	16,193,173
Rakuten, Inc. (a)	2,217,900	21,378,772
Shimano, Inc.	155,800	24,354,325
SMC Corp.	98,300	22,816,327
Sumitomo Mitsui Trust Holdings, Inc.	6,813,000	19,939,307
Toyota Tsusho Corp.	854,300	19,291,384

		225,780,762

Netherlands—1.6%
Heineken Holding NV	363,058	28,248,070

Panama—0.8%
Copa Holdings S.A. - Class A (a)	213,638	14,473,974

Peru—0.7%
Credicorp, Ltd.	94,356	12,361,579

Russia—1.6%
Magnit PJSC (GDR)	390,167	15,505,214
Yandex NV - Class A (b)	798,318	12,230,232

		27,735,446

Singapore—1.3%
United Overseas Bank, Ltd.	1,618,473	22,648,885

South Africa—3.0%
Naspers, Ltd. - N Shares	365,289	50,826,551

South Korea—4.9%
NAVER Corp.	29,269	16,291,946
Samsung Electronics Co., Ltd.	46,522	53,361,623
SK Telecom Co., Ltd.	76,078	13,814,247

		83,467,816

Spain—2.9%
Bankinter S.A.	2,532,099	17,798,422
Industria de Diseno Textil S.A.	952,164	31,945,131

		49,743,553

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—4.6%
Atlas Copco AB - B Shares	1,323,232	$31,179,628
Svenska Handelsbanken AB - A Shares (a)	2,827,668	35,765,157
Volvo AB - B Shares	1,067,847	11,650,564

		78,595,349

Switzerland—4.6%
Cie Financiere Richemont S.A.	226,199	14,908,713
LafargeHolcim, Ltd. (a) (b)	315,951	14,825,189
Nestle S.A.	654,221	48,852,963

		78,586,865

Taiwan—4.9%
Hon Hai Precision Industry Co., Ltd.	5,727,895	15,000,774
Taiwan Semiconductor Manufacturing Co., Ltd.	14,007,000	70,058,737

		85,059,511

United Kingdom—15.8%
ARM Holdings plc	2,219,866	32,375,557
ASOS plc (a) (b)	193,858	8,997,643
British American Tobacco plc	405,399	23,741,174
Burberry Group plc (a)	658,751	12,903,498
Capita plc (a)	1,418,200	21,147,228
Hargreaves Lansdown plc	1,020,400	19,577,983
Howden Joinery Group plc	1,121,055	7,674,439
Petrofac, Ltd. (a)	806,500	10,590,504
Prudential plc	1,327,719	24,625,589
Rio Tinto plc	840,000	23,704,155
Rolls-Royce Holdings plc (b)	968,421	9,428,098
St. James’s Place plc	1,388,334	18,203,128
Tullow Oil plc (a) (b)	2,422,659	6,822,529
Unilever NV	596,325	26,634,921
Wolseley plc	457,288	25,749,523

		272,175,969

United States—0.8%
Pricesmart, Inc. (a)	158,049	13,367,784

Total Common Stocks (Cost $1,501,416,856)		1,702,339,829

Short-Term Investments—11.1%

Mutual Fund—10.5%
State Street Navigator Securities Lending MET Portfolio (c)	180,491,307	180,491,307

Security Description	Principal Amount*	Value

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $10,984,254 on 04/01/16, collateralized by $11,000,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $11,206,250.	10,984,245	$10,984,245

Total Short-Term Investments (Cost $191,475,552)		191,475,552

Total Investments—110.1% (Cost $1,692,892,408) (d)		1,893,815,381
Other assets and liabilities (net)—(10.1)%		(173,515,045)

Net Assets—100.0%		$1,720,300,336

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $172,421,947 and the collateral received consisted of cash in the amount of $180,491,307 and non-cash collateral with a value of $542,277. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,692,892,408. The aggregate unrealized appreciation and depreciation of investments were $353,519,217 and $(152,596,244), respectively, resulting in net unrealized appreciation of $200,922,973.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Banks	8.1
Insurance	6.7
Machinery	6.0
Semiconductors & Semiconductor Equipment	6.0
Internet Software & Services	5.7
Diversified Financial Services	5.4
Construction Materials	3.6
Trading Companies & Distributors	3.6
Food Products	3.4
Airlines	3.3

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$27,381,033	$—	$—	$27,381,033
Australia	—	62,177,552	—	62,177,552
Brazil	26,946,209	—	—	26,946,209
Canada	80,277,634	—	—	80,277,634
China	41,811,987	9,842,892	—	51,654,879
Denmark	—	60,673,577	—	60,673,577
Finland	—	41,233,451	—	41,233,451
France	—	44,182,449	—	44,182,449
Germany	—	102,569,178	—	102,569,178
Hong Kong	—	48,552,823	—	48,552,823
Ireland	42,472,318	71,146,612	—	113,618,930
Japan	—	225,780,762	—	225,780,762
Netherlands	—	28,248,070	—	28,248,070
Panama	14,473,974	—	—	14,473,974
Peru	12,361,579	—	—	12,361,579
Russia	12,230,232	15,505,214	—	27,735,446
Singapore	—	22,648,885	—	22,648,885
South Africa	—	50,826,551	—	50,826,551
South Korea	—	83,467,816	—	83,467,816
Spain	—	49,743,553	—	49,743,553
Sweden	—	78,595,349	—	78,595,349
Switzerland	—	78,586,865	—	78,586,865
Taiwan	—	85,059,511	—	85,059,511
United Kingdom	—	272,175,969	—	272,175,969
United States	13,367,784	—	—	13,367,784
Total Common Stocks	271,322,750	1,431,017,079	—	1,702,339,829
Short-Term Investments
Mutual Fund	180,491,307	—	—	180,491,307
Repurchase Agreement	—	10,984,245	—	10,984,245
Total Short-Term Investments	180,491,307	10,984,245	—	191,475,552
Total Investments	$451,814,057	$1,442,001,324	$—	$1,893,815,381

Collateral for Securities Loaned (Liability)	$—	$(180,491,307)	$—	$(180,491,307)

MSF-3

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—67.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.3%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	4,335,606	$4,474,809
2.500%, 02/01/28	3,382,070	3,488,666
2.500%, 07/01/28	5,844,867	6,029,086
2.500%, 10/01/28	3,836,997	3,957,931
2.500%, 03/01/30	3,621,282	3,720,067
3.000%, 01/01/27	1,769,592	1,853,935
3.000%, 02/01/27	2,897,344	3,035,463
3.000%, 03/01/27	1,505,085	1,576,833
3.000%, 01/01/29	6,856,361	7,169,381
3.000%, 10/01/29	3,189,629	3,334,126
3.000%, 06/01/30	3,552,239	3,713,670
3.500%, 02/01/26	2,794,644	2,957,337
3.500%, 03/01/26	1,058,518	1,120,140
3.500%, 05/01/29	2,860,267	3,024,799
4.000%, 04/01/19	68,838	71,682
4.000%, 05/01/19	173,933	181,137
4.000%, 01/01/20	301,430	313,985
4.000%, 06/01/24	481,335	504,769
4.000%, 11/01/24	2,533,148	2,656,476
4.500%, 07/01/18	228,573	237,086
4.500%, 05/01/19	109,094	113,218
4.500%, 08/01/24	611,121	643,658
4.500%, 06/01/25	1,161,846	1,223,746
5.000%, 06/01/18	40,562	42,262
5.000%, 01/01/19	113,580	118,964
5.000%, 02/01/20	193,094	203,251
5.000%, 01/01/22	267,180	287,061
5.000%, 02/01/24	733,575	788,392
5.500%, 11/01/17	21,288	21,685
5.500%, 02/01/18	17,704	18,121
5.500%, 04/01/18	167,722	173,237
6.000%, 09/01/17	40,487	41,107
6.500%, 04/01/17	103,929	105,574
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	2,136,745	2,215,282
3.000%, 08/01/35	2,886,118	2,992,413
3.500%, 04/01/32	2,084,122	2,207,368
3.500%, 09/01/35	3,096,745	3,265,363
4.000%, 02/01/31	992,760	1,071,556
4.500%, 08/01/30	619,181	673,614
5.000%, 02/01/24	226,290	250,168
5.000%, 09/01/25	191,684	211,866
5.500%, 07/01/23	143,374	160,677
5.500%, 01/01/24	94,967	106,428
5.500%, 07/01/24	249,384	279,480
5.500%, 07/01/25	224,206	251,263
7.000%, 10/01/21	11,853	13,194
Fannie Mae 30 Yr. Pool 3.000%, 08/01/42	1,690,902	1,738,479
3.000%, 09/01/42	2,440,373	2,509,038
3.000%, 11/01/42	2,919,160	3,001,297
3.000%, 12/01/42	5,299,053	5,448,154
3.000%, 01/01/43	1,430,208	1,470,450
3.000%, 02/01/43	4,884,799	5,022,251
3.000%, 03/01/43	6,084,240	6,255,443

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 05/01/43	4,437,423	4,562,287
3.000%, 07/01/43	11,594,941	11,921,210
3.000%, 09/01/43	3,577,077	3,677,732
3.000%, 05/01/45	3,768,586	3,868,978
3.500%, 12/01/40	2,343,855	2,462,145
3.500%, 03/01/42	1,514,286	1,590,335
3.500%, 04/01/42	3,296,319	3,461,864
3.500%, 05/01/42	3,914,872	4,111,482
3.500%, 06/01/42	2,929,529	3,076,654
3.500%, 08/01/42	1,994,083	2,094,228
3.500%, 09/01/42	5,275,094	5,540,017
3.500%, 10/01/42	2,485,462	2,610,285
3.500%, 01/01/43	2,320,603	2,437,147
3.500%, 02/01/43	3,728,097	3,915,327
3.500%, 04/01/43	4,059,050	4,258,471
3.500%, 06/01/43	2,235,568	2,345,402
3.500%, 08/01/44	3,339,713	3,503,569
3.500%, 02/01/45	4,310,949	4,522,456
3.500%, 03/01/45	6,426,122	6,742,696
3.500%, 04/01/45	7,997,809	8,391,810
3.500%, 09/01/45	13,182,585	13,832,007
3.500%, 11/01/45	4,705,966	4,937,799
4.000%, 08/01/39	1,647,122	1,760,277
4.000%, 09/01/39	1,196,179	1,278,354
4.000%, 12/01/39	1,527,372	1,632,300
4.000%, 06/01/40	1,712,314	1,834,510
4.000%, 09/01/40	988,724	1,059,282
4.000%, 12/01/40	6,810,856	7,296,898
4.000%, 01/01/41	3,915,347	4,194,790
4.000%, 02/01/41	4,245,975	4,549,051
4.000%, 12/01/41	1,638,864	1,755,846
4.000%, 02/01/42	1,873,964	2,007,871
4.000%, 09/01/43	2,825,183	3,019,509
4.000%, 02/01/44	3,915,159	4,184,552
4.000%, 05/01/44	3,239,405	3,462,301
4.000%, 08/01/44	4,265,659	4,559,169
4.000%, 10/01/44	2,721,862	2,909,147
4.000%, 11/01/44	6,102,622	6,522,530
4.000%, 01/01/45	4,583,182	4,898,540
4.000%, 03/01/45	3,978,566	4,253,742
4.500%, 08/01/33	272,835	298,164
4.500%, 10/01/33	303,277	331,432
4.500%, 04/01/34	125,914	137,492
4.500%, 01/01/39	162,077	176,315
4.500%, 07/01/39	1,973,959	2,147,662
4.500%, 09/01/39	2,949,230	3,208,754
4.500%, 10/01/39	1,352,407	1,471,416
4.500%, 05/01/40	1,737,901	1,895,336
4.500%, 08/01/40	2,992,548	3,263,640
4.500%, 11/01/40	1,544,795	1,684,737
4.500%, 12/01/40	2,573,301	2,806,413
4.500%, 04/01/41	6,312,416	6,885,161
4.500%, 05/01/41	1,518,062	1,655,801
4.500%, 03/01/44	2,660,023	2,894,824
5.000%, 07/01/33	196,401	218,190

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 08/01/33	549,923	$610,932
5.000%, 09/01/33	270,071	300,033
5.000%, 10/01/33	2,585,857	2,872,735
5.000%, 03/01/34	308,024	342,196
5.000%, 04/01/34	715,352	793,937
5.000%, 05/01/34	96,705	107,246
5.000%, 09/01/34	257,426	285,486
5.000%, 02/01/35	350,295	388,478
5.000%, 04/01/35	189,696	210,094
5.000%, 05/01/35	48,615	53,842
5.000%, 11/01/35	220,401	244,102
5.000%, 03/01/36	748,853	829,379
5.000%, 07/01/37	608,126	672,391
5.000%, 01/01/39	586,713	648,685
5.000%, 04/01/40	1,977,946	2,191,357
5.000%, 07/01/41	1,434,690	1,589,715
5.500%, 10/01/32	57,777	65,104
5.500%, 02/01/33	154,703	174,339
5.500%, 03/01/33	513,694	578,895
5.500%, 05/01/33	1,639,146	1,847,198
5.500%, 08/01/33	746,812	841,602
5.500%, 10/01/33	118,887	133,977
5.500%, 12/01/33	1,002,657	1,129,920
5.500%, 02/01/34	205,711	231,839
5.500%, 03/01/34	159,692	179,974
5.500%, 04/01/34	66,831	75,319
5.500%, 06/01/34	276,139	311,211
5.500%, 09/01/34	258,896	291,778
5.500%, 12/01/34	641,260	722,706
5.500%, 01/01/35	208,230	234,677
5.500%, 02/01/35	515,388	580,847
5.500%, 04/01/35	201,485	226,418
5.500%, 06/01/35	974,624	1,095,230
5.500%, 01/01/37	281,717	315,530
5.500%, 05/01/37	173,885	194,790
5.500%, 05/01/38	159,652	178,857
5.500%, 06/01/38	182,658	204,629
5.500%, 07/01/38	137,750	154,319
6.000%, 08/01/28	3,069	3,497
6.000%, 11/01/28	906	1,037
6.000%, 12/01/28	1,088	1,252
6.000%, 06/01/31	38,654	44,575
6.000%, 09/01/32	110,536	127,450
6.000%, 01/01/33	27,505	31,713
6.000%, 02/01/33	85,891	99,023
6.000%, 03/01/33	104,544	120,529
6.000%, 04/01/33	357,887	412,606
6.000%, 05/01/33	289,425	333,676
6.000%, 05/01/34	409,961	472,453
6.000%, 09/01/34	240,513	277,175
6.000%, 11/01/34	400,340	461,365
6.000%, 01/01/35	237,542	271,007
6.000%, 07/01/36	74,358	84,674
6.000%, 09/01/36	205,640	234,169
6.000%, 07/01/37	175,093	199,359

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 08/01/37	289,103	329,169
6.000%, 09/01/37	696,365	792,872
6.000%, 10/01/37	260,060	296,102
6.000%, 05/01/38	808,146	920,146
6.000%, 12/01/38	204,096	232,430
6.500%, 05/01/28	55,678	65,036
6.500%, 12/01/28	210,337	240,562
6.500%, 03/01/29	4,195	4,798
6.500%, 04/01/29	31,146	35,734
6.500%, 05/01/29	5,399	6,175
6.500%, 08/01/29	871	996
6.500%, 05/01/30	31,037	35,497
6.500%, 09/01/31	6,228	7,269
6.500%, 06/01/32	31,684	36,977
6.500%, 09/01/33	17,121	19,581
6.500%, 10/01/33	107,452	122,892
6.500%, 10/01/34	313,173	366,317
6.500%, 10/01/37	128,620	147,490
7.000%, 06/01/26	727	796
7.000%, 06/01/28	7,455	7,451
7.000%, 10/01/29	10,758	12,729
7.000%, 12/01/29	3,633	3,740
7.000%, 04/01/32	16,711	18,109
7.000%, 06/01/32	57,928	66,288
7.000%, 10/01/37	217,470	247,723
7.500%, 09/01/25	4,816	5,587
7.500%, 06/01/26	5,522	6,608
7.500%, 07/01/29	12,900	15,736
7.500%, 10/01/29	7,257	7,751
8.000%, 10/01/26	92	92
8.000%, 11/01/29	171	192
8.000%, 05/01/30	17,513	18,219
8.000%, 11/01/30	3,578	4,146
8.000%, 01/01/31	3,684	4,166
8.000%, 02/01/31	6,707	8,134
Fannie Mae ARM Pool 2.576%, 02/01/45 (a)	1,180,025	1,214,375
2.749%, 11/01/43 (a)	1,828,166	1,918,662
2.765%, 02/01/42 (a)	2,232,314	2,342,853
2.869%, 10/01/41 (a)	343,577	361,225
Fannie Mae-ACES 2.679%, 05/25/21 (a)	5,000,000	5,178,200
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	2,127,842	2,193,851
2.500%, 02/01/28	3,156,662	3,252,704
2.500%, 04/01/28	2,734,881	2,818,091
2.500%, 12/01/29	4,148,661	4,262,247
2.500%, 01/01/31	4,841,689	4,974,681
3.000%, 03/01/27	1,622,663	1,698,255
3.000%, 05/01/27	2,138,081	2,237,684
3.000%, 11/01/28	2,621,321	2,742,016
3.000%, 12/01/29	4,640,147	4,853,944
3.500%, 12/01/25	1,901,239	2,009,145
3.500%, 05/01/26	676,695	715,565
3.500%, 09/01/30	3,845,287	4,058,541

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 4.000%, 06/01/19	131,767	$137,025
4.000%, 05/01/25	1,038,961	1,089,910
4.000%, 08/01/25	553,173	580,300
4.000%, 10/01/25	505,224	530,000
4.500%, 09/01/18	121,030	125,378
4.500%, 10/01/18	267,299	276,903
4.500%, 04/01/19	231,367	239,791
4.500%, 06/01/19	146,007	151,323
4.500%, 08/01/19	45,419	47,073
5.000%, 05/01/18	293,505	305,355
5.000%, 12/01/18	57,145	59,452
5.000%, 06/01/19	196,948	206,770
5.500%, 11/01/17	22,746	23,251
5.500%, 01/01/24	492,208	539,937
6.000%, 04/01/16	30	30
6.000%, 05/01/17	9,970	10,110
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	3,302,509	3,423,921
3.500%, 04/01/32	2,963,115	3,130,946
4.000%, 01/01/31	1,065,649	1,152,772
4.000%, 08/01/31	1,080,951	1,169,324
4.500%, 05/01/29	290,012	315,143
5.000%, 03/01/27	145,320	159,511
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	2,913,642	2,896,734
3.000%, 10/01/42	2,732,473	2,806,827
3.000%, 01/01/43	2,737,616	2,812,110
3.000%, 03/01/43	6,522,748	6,696,242
3.000%, 04/01/43	5,052,481	5,186,868
3.000%, 06/01/43	1,862,063	1,911,591
3.000%, 07/01/43	4,397,842	4,514,818
3.000%, 06/01/45	4,837,668	4,957,558
3.000%, 01/01/46	2,941,055	3,013,942
3.500%, 01/01/42	1,701,470	1,785,657
3.500%, 03/01/42	1,531,708	1,607,495
3.500%, 08/01/42	5,081,384	5,332,805
3.500%, 02/01/43	2,099,716	2,202,279
3.500%, 05/01/43	3,649,668	3,827,940
3.500%, 06/01/43	2,224,097	2,332,735
3.500%, 06/01/44	2,890,672	3,028,102
3.500%, 10/01/44	3,097,363	3,244,619
3.500%, 11/01/44	3,616,521	3,788,459
3.500%, 12/01/44	4,118,753	4,314,568
3.500%, 05/01/45	4,631,065	4,852,035
3.500%, 08/01/45	3,950,508	4,139,006
3.500%, 11/01/45	4,801,795	5,030,912
3.500%, 12/01/45	2,862,520	2,999,104
3.500%, 02/01/46	4,792,860	5,022,644
3.500%, 03/01/46	3,900,000	4,086,978
4.000%, 06/01/39	1,095,783	1,169,686
4.000%, 12/01/39	1,609,646	1,718,206
4.000%, 11/01/40	1,578,456	1,690,200
4.000%, 04/01/41	1,477,147	1,581,682
4.000%, 09/01/41	1,575,327	1,686,810
4.000%, 10/01/41	3,467,836	3,713,248

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 11/01/41	1,695,458	1,815,442
4.000%, 10/01/43	3,787,887	4,043,944
4.000%, 07/01/44	4,766,775	5,088,841
4.000%, 10/01/44	3,670,480	3,918,474
4.000%, 07/01/45	5,397,530	5,764,160
4.000%, 02/01/46	2,812,040	3,004,248
4.500%, 10/01/35	543,066	591,464
4.500%, 06/01/38	826,222	899,856
4.500%, 02/01/39	476,413	517,522
4.500%, 03/01/39	361,344	392,523
4.500%, 04/01/39	758,277	823,706
4.500%, 09/01/39	914,851	993,791
4.500%, 10/01/39	2,470,178	2,683,322
4.500%, 11/01/39	808,690	878,469
4.500%, 01/01/40	651,530	709,484
4.500%, 05/01/40	975,689	1,062,477
4.500%, 11/01/40	1,298,511	1,414,015
4.500%, 02/01/41	536,430	584,206
4.500%, 05/01/41	808,547	880,560
4.500%, 06/01/41	625,995	681,748
4.500%, 12/01/43	1,465,116	1,591,925
5.000%, 10/01/33	632,405	697,936
5.000%, 03/01/34	142,987	157,737
5.000%, 08/01/35	669,381	737,414
5.000%, 09/01/35	309,927	341,427
5.000%, 10/01/35	221,948	244,506
5.000%, 01/01/36	743,021	818,538
5.000%, 04/01/38	368,665	404,985
5.000%, 11/01/39	1,762,966	1,937,176
5.000%, 05/01/40	2,251,198	2,478,995
5.500%, 06/01/34	633,225	710,512
5.500%, 10/01/35	228,294	255,263
5.500%, 12/01/35	783,422	875,967
5.500%, 01/01/36	523,706	584,422
5.500%, 12/01/37	474,853	529,074
5.500%, 04/01/38	2,163,062	2,410,340
5.500%, 07/01/38	241,834	269,480
5.500%, 08/01/38	647,282	721,278
6.000%, 11/01/28	8,983	10,168
6.000%, 12/01/28	7,098	8,164
6.000%, 04/01/29	3,615	4,092
6.000%, 05/01/29	1,983	2,245
6.000%, 06/01/31	2,203	2,494
6.000%, 07/01/31	814	937
6.000%, 09/01/31	61,492	69,704
6.000%, 04/01/32	96,599	111,418
6.000%, 11/01/32	31,570	36,413
6.000%, 06/01/34	166,830	192,309
6.000%, 11/01/35	97,626	112,480
6.000%, 02/01/36	133,783	152,123
6.000%, 08/01/36	101,523	115,441
6.000%, 10/01/36	209,161	237,835
6.000%, 11/01/36	113,865	129,475
6.000%, 01/01/37	171,702	195,240
6.000%, 02/01/38	214,099	243,444

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 6.000%, 11/01/39	1,768,719	$2,011,125
6.000%, 04/01/40	549,964	625,344
6.500%, 02/01/30	5,475	6,232
6.500%, 08/01/31	10,335	11,985
6.500%, 10/01/31	7,284	8,292
6.500%, 11/01/31	21,938	25,439
6.500%, 03/01/32	359,783	417,192
6.500%, 04/01/32	319,588	370,582
6.500%, 09/01/36	476,515	545,493
6.500%, 11/01/37	211,159	241,674
7.000%, 12/01/27	1,433	1,675
7.000%, 11/01/28	3,696	4,402
7.000%, 04/01/29	4,093	4,835
7.000%, 05/01/29	695	775
7.000%, 06/01/29	6,036	6,260
7.000%, 07/01/29	2,027	2,310
7.000%, 01/01/31	102,400	109,348
7.500%, 08/01/24	12,173	12,344
7.500%, 10/01/27	11,070	12,782
7.500%, 10/01/29	15,055	18,521
7.500%, 05/01/30	12,215	14,021
8.000%, 02/01/27	3,601	4,271
8.000%, 10/01/28	7,052	8,437
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	3,401,252	3,563,768
5.000%, 10/15/20	170,134	179,733
5.000%, 01/15/21	138,657	146,788
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	3,223,399	3,349,851
3.000%, 12/15/42	2,356,676	2,449,127
3.000%, 02/15/43	2,082,093	2,161,089
3.000%, 03/15/43	2,675,529	2,777,041
3.000%, 05/15/43	3,530,970	3,664,939
3.000%, 07/15/43	2,261,149	2,346,940
3.500%, 01/15/42	3,221,123	3,417,560
3.500%, 02/15/42	1,185,258	1,255,395
3.500%, 03/15/42	2,233,200	2,365,348
3.500%, 05/15/42	1,627,576	1,723,887
3.500%, 09/15/42	1,934,604	2,049,083
3.500%, 05/15/43	2,347,069	2,483,424
4.000%, 07/15/39	2,463,693	2,648,099
4.000%, 07/15/40	1,387,606	1,493,938
4.000%, 03/15/41	1,260,104	1,353,664
4.000%, 10/15/41	2,301,115	2,471,967
4.500%, 01/15/39	373,177	407,663
4.500%, 04/15/39	1,066,247	1,164,781
4.500%, 05/15/39	2,517,674	2,750,341
4.500%, 08/15/39	1,140,155	1,245,520
4.500%, 01/15/40	1,037,354	1,136,781
4.500%, 04/15/40	1,247,109	1,366,640
4.500%, 02/15/41	510,538	557,866
4.500%, 04/15/41	658,645	719,703
5.000%, 12/15/35	390,376	437,542
5.000%, 12/15/36	143,589	158,365
5.000%, 01/15/39	1,254,432	1,393,118

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 02/15/39	218,836	243,609
5.000%, 08/15/39	1,801,967	2,005,954
5.000%, 09/15/39	423,631	471,588
5.000%, 12/15/39	806,161	897,421
5.000%, 05/15/40	1,245,732	1,391,795
5.500%, 03/15/36	351,954	399,013
5.500%, 01/15/37	473,897	533,278
5.500%, 11/15/37	533,811	598,182
5.500%, 09/15/38	221,737	249,842
5.500%, 08/15/39	1,365,126	1,537,596
6.000%, 01/15/29	6,284	7,191
6.000%, 01/15/33	243,080	281,202
6.000%, 03/15/35	255,119	292,978
6.000%, 12/15/35	166,455	190,187
6.000%, 06/15/36	180,001	204,137
6.000%, 09/15/36	258,583	293,256
6.000%, 07/15/38	1,138,815	1,300,371
6.500%, 05/15/23	1,230	1,408
6.500%, 02/15/27	31,699	36,770
6.500%, 07/15/28	12,528	14,341
6.500%, 08/15/28	10,745	12,300
6.500%, 11/15/28	8,935	10,547
6.500%, 12/15/28	10,642	12,182
6.500%, 07/15/29	2,105	2,409
6.500%, 05/15/36	136,951	156,769
7.000%, 01/15/28	1,776	1,987
7.000%, 04/15/28	3,047	3,134
7.000%, 05/15/28	10,547	11,307
7.000%, 06/15/28	8,419	9,621
7.000%, 10/15/28	7,877	8,795
7.000%, 06/15/29	2,023	2,068
7.000%, 09/15/29	5,270	5,561
7.000%, 01/15/31	1,341	1,369
7.000%, 03/15/31	27,123	29,012
7.000%, 07/15/31	443,869	543,230
7.000%, 08/15/31	66,197	81,704
7.000%, 02/15/32	14,250	14,625
7.000%, 07/15/32	24,821	27,584
7.500%, 08/15/29	90	90
7.500%, 04/15/30	8,303	8,459
8.000%, 08/15/26	3,359	3,868
8.000%, 09/15/26	3,570	3,980
8.000%, 05/15/27	1,345	1,373
8.000%, 06/15/29	22,728	24,356
9.000%, 11/15/24	7,829	8,727
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	2,980,175	3,104,315
3.000%, 03/20/43	3,969,685	4,127,710
3.000%, 12/20/44	4,139,819	4,295,349
3.000%, 04/20/45	3,666,109	3,803,550
3.000%, 08/20/45	4,845,593	5,027,252
3.000%, 11/20/45	2,901,011	3,009,768
3.000%, 01/20/46	4,892,343	5,075,755
3.500%, 12/20/41	1,964,809	2,087,198
3.500%, 03/20/42	3,937,104	4,180,087

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 3.500%, 08/20/42	1,891,710	$2,008,459
3.500%, 01/20/43	5,480,560	5,811,824
3.500%, 04/20/43	2,132,488	2,259,396
3.500%, 05/20/43	3,734,432	3,956,674
3.500%, 07/20/44	5,316,318	5,626,731
3.500%, 02/20/45	6,129,039	6,487,061
3.500%, 06/20/45	3,656,684	3,870,286
3.500%, 08/20/45	8,227,162	8,707,744
3.500%, 09/20/45	4,636,650	4,907,496
3.500%, 12/20/45	4,683,845	4,957,448
3.500%, 01/20/46	4,709,016	4,984,089
4.000%, 11/20/40	1,964,126	2,114,640
4.000%, 12/20/40	1,979,560	2,131,257
4.000%, 05/20/43	2,747,071	2,941,436
4.000%, 11/20/43	1,548,112	1,657,647
4.000%, 02/20/44	4,092,861	4,377,058
4.000%, 04/20/44	2,115,159	2,262,029
4.000%, 05/20/44	2,609,410	2,790,600
4.000%, 09/20/44	4,119,728	4,405,790
4.000%, 10/20/44	5,997,960	6,414,442
4.000%, 11/20/44	1,189,153	1,271,725
4.000%, 11/20/45	2,735,654	2,927,261
4.500%, 08/20/40	1,757,704	1,919,859
4.500%, 12/20/40	1,058,757	1,156,432
4.500%, 04/20/41	981,180	1,066,832
4.500%, 03/20/42	734,356	798,462
4.500%, 10/20/43	1,293,395	1,391,307
4.500%, 02/20/44	2,436,656	2,621,115
4.500%, 04/20/45	2,693,457	2,897,356
5.000%, 08/20/40	781,344	863,596
5.000%, 10/20/40	750,246	829,224
5.000%, 06/20/44	1,987,957	2,197,228
6.500%, 06/20/31	27,290	32,669
6.500%, 11/20/38	639,935	737,811
7.500%, 02/20/28	3,233	3,928

		745,969,887

Federal Agencies—3.1%
Federal Home Loan Bank 1.750%, 06/12/20	17,700,000	18,033,925
4.875%, 05/17/17	4,420,000	4,622,398
Federal Home Loan Mortgage Corp. 0.875%, 03/07/18	17,000,000	17,033,264
1.250%, 10/02/19	3,000,000	3,022,516
1.375%, 05/01/20	5,145,000	5,183,289
5.125%, 11/17/17	3,530,000	3,776,909
Federal National Mortgage Association 0.875%, 05/21/18	10,160,000	10,176,165
4.875%, 12/15/16	4,430,000	4,566,426
5.375%, 06/12/17	8,300,000	8,751,744
6.625%, 11/15/30	2,450,000	3,649,488
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,279,589

		83,095,713

U.S. Treasury—36.4%
U.S. Treasury Bonds 2.500%, 02/15/45	9,900,000	9,656,064
2.500%, 02/15/46	5,700,000	5,559,039
2.750%, 08/15/42	2,020,000	2,086,337
2.875%, 05/15/43	4,760,000	5,018,135
2.875%, 08/15/45	5,000,000	5,261,650
3.000%, 11/15/44	11,000,000	11,873,619
3.000%, 11/15/45	7,700,000	8,316,539
3.125%, 02/15/42	1,800,000	2,002,320
3.125%, 02/15/43	3,270,000	3,623,422
3.125%, 08/15/44	4,700,000	5,202,241
3.375%, 05/15/44	3,000,000	3,479,370
3.500%, 02/15/39	2,080,000	2,476,011
3.625%, 02/15/44	10,120,000	12,282,948
3.750%, 08/15/41	1,830,000	2,256,482
3.875%, 08/15/40	10,380,000	13,015,689
4.250%, 11/15/40 (b)	7,280,000	9,640,903
4.375%, 11/15/39	3,900,000	5,249,751
4.375%, 05/15/40	5,220,000	7,026,538
4.375%, 05/15/41	5,850,000	7,900,600
4.500%, 05/15/38	4,950,000	6,804,666
5.000%, 05/15/37	6,560,000	9,600,560
5.250%, 02/15/29	750,000	1,030,132
5.375%, 02/15/31	6,675,000	9,570,214
6.125%, 11/15/27	5,750,000	8,290,522
6.250%, 08/15/23	7,700,000	10,218,671
6.375%, 08/15/27	6,900,000	10,082,073
6.500%, 11/15/26	4,500,000	6,532,920
7.125%, 02/15/23	11,125,000	15,212,658
7.250%, 08/15/22	6,120,000	8,280,605
7.875%, 02/15/21	4,450,000	5,840,580
8.000%, 11/15/21	2,920,000	3,972,251
8.125%, 08/15/19	2,645,000	3,271,971
8.125%, 08/15/21	1,250,000	1,689,950
8.500%, 02/15/20	6,700,000	8,595,430
8.750%, 08/15/20	1,000,000	1,321,720
8.875%, 02/15/19	10,215,000	12,540,445
9.125%, 05/15/18	1,600,000	1,882,032
U.S. Treasury Notes 0.625%, 05/31/17 (b)	5,000,000	4,996,950
0.625%, 08/31/17	21,700,000	21,673,959
0.625%, 04/30/18	5,000,000	4,985,600
0.750%, 01/31/18	12,000,000	12,003,360
0.750%, 02/28/18 (b)	40,500,000	40,508,911
0.875%, 05/15/17	10,000,000	10,024,200
0.875%, 11/30/17	12,000,000	12,029,280
1.000%, 12/31/17	11,000,000	11,051,480
1.000%, 08/15/18	28,000,000	28,132,720
1.125%, 05/31/19	12,300,000	12,383,148
1.125%, 03/31/20	5,100,000	5,109,588
1.125%, 02/28/21 (b)	5,000,000	4,980,500
1.250%, 10/31/19	5,130,000	5,174,836
1.250%, 01/31/20	15,000,000	15,105,149
1.250%, 02/29/20	25,800,000	25,972,604
1.375%, 09/30/18 (b)	47,890,000	48,573,866
1.375%, 11/30/18	15,000,000	15,220,350

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.375%, 01/31/20	27,100,000	$27,418,157
1.500%, 03/31/19 (b)	31,870,000	32,461,829
1.500%, 02/28/23	4,000,000	3,989,440
1.625%, 11/30/20	5,000,000	5,100,500
1.625%, 11/15/22	5,000,000	5,038,050
1.750%, 10/31/20	10,000,000	10,248,200
1.750%, 12/31/20	14,800,000	15,164,967
1.750%, 05/15/22	4,900,000	4,984,378
1.750%, 05/15/23	17,520,000	17,763,003
1.875%, 09/30/17	15,900,000	16,175,707
2.000%, 11/30/20	14,800,000	15,335,020
2.000%, 02/28/21	5,000,000	5,182,200
2.000%, 10/31/21	6,000,000	6,203,400
2.000%, 02/15/22	3,800,000	3,930,568
2.000%, 02/15/23	6,900,000	7,110,795
2.000%, 02/15/25	5,000,000	5,107,401
2.000%, 08/15/25	5,000,000	5,096,400
2.125%, 08/31/20	5,800,000	6,039,366
2.125%, 06/30/21	12,000,000	12,508,080
2.125%, 08/15/21	8,710,000	9,073,207
2.125%, 05/15/25	7,100,000	7,319,675
2.250%, 07/31/21	19,000,000	19,929,100
2.250%, 11/15/24	7,800,000	8,134,465
2.250%, 11/15/25	6,800,000	7,077,712
2.375%, 05/31/18	31,000,000	32,065,469
2.375%, 12/31/20	7,600,000	8,007,056
2.375%, 08/15/24	16,800,000	17,694,599
2.500%, 08/15/23 (b)	14,400,000	15,346,368
2.500%, 05/15/24	7,000,000	7,444,360
2.625%, 08/15/20 (b)	6,000,000	6,377,100
2.750%, 05/31/17	9,840,000	10,077,538
2.750%, 11/15/23 (b)	9,835,000	10,654,452
2.750%, 02/15/24	5,600,000	6,064,128
3.125%, 05/15/19	3,000,000	3,207,540
3.375%, 11/15/19	4,350,000	4,718,184
3.500%, 02/15/18	4,000,000	4,206,360
3.500%, 05/15/20	7,790,000	8,534,958
3.625%, 02/15/20	17,190,000	18,875,135
3.750%, 11/15/18	4,550,000	4,900,441
3.875%, 05/15/18	4,700,000	5,015,088
4.000%, 08/15/18	9,620,000	10,371,611
4.250%, 11/15/17	4,700,000	4,965,785

		959,509,351

Total U.S. Treasury & Government Agencies (Cost $1,707,178,631)		1,788,574,951

Corporate Bonds & Notes—26.7%

Aerospace/Defense—0.4%
Boeing Co. (The) 7.250%, 06/15/25	460,000	612,677
Lockheed Martin Corp. 4.700%, 05/15/46	3,000,000	3,340,057
6.150%, 09/01/36	1,700,000	2,151,367

Aerospace/Defense—(Continued)
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	750,851
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,061,676
United Technologies Corp. 4.500%, 06/01/42	2,645,000	2,862,666
7.500%, 09/15/29	200,000	282,499

		11,061,793

Agriculture—0.3%
Altria Group, Inc. 9.700%, 11/10/18	750,000	899,467
Archer-Daniels-Midland Co. 4.479%, 03/01/21	2,000,000	2,220,444
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	3,000,000	3,208,309
4.500%, 03/26/20	925,000	1,024,148

		7,352,368

Auto Manufacturers—0.6%
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,599,262
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,844,803
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	3,008,298
General Motors Financial Co., Inc. 2.625%, 07/10/17	4,000,000	4,011,741
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	4,269,605

		15,733,709

Banks—5.7%
Bank of America Corp. 3.300%, 01/11/23	4,075,000	4,110,929
4.100%, 07/24/23	2,905,000	3,057,909
4.200%, 08/26/24	3,000,000	3,045,799
5.875%, 02/07/42	3,000,000	3,621,055
6.500%, 07/15/18	200,000	219,471
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	2,000,000	2,218,978
Bank of Nova Scotia (The) 2.050%, 10/30/18	3,480,000	3,507,233
Barclays Bank plc 5.000%, 09/22/16	1,750,000	1,782,776
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,601,008
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,501,375
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,282,460
Citigroup, Inc. 5.375%, 08/09/20	2,200,000	2,453,930
5.850%, 08/02/16	500,000	507,854
6.125%, 11/21/17	1,700,000	1,817,073
6.125%, 05/15/18	1,900,000	2,060,417

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Cooperatieve Rabobank U.A. 5.250%, 05/24/41	3,640,000	$4,305,536
Credit Suisse 4.375%, 08/05/20	2,611,000	2,799,379
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,000,000	2,990,275
Deutsche Bank AG 6.000%, 09/01/17 (b)	1,500,000	1,576,063
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,687,964
Goldman Sachs Group, Inc. (The) 6.000%, 06/15/20	2,000,000	2,272,830
6.125%, 02/15/33	2,075,000	2,495,232
6.250%, 09/01/17	760,000	808,537
6.450%, 05/01/36	2,000,000	2,292,837
6.750%, 10/01/37	3,500,000	4,141,502
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,815,635
6.500%, 09/15/37	905,000	1,054,709
HSBC USA, Inc. 2.350%, 03/05/20	3,000,000	2,971,370
JPMorgan Chase & Co. 1.700%, 03/01/18	2,000,000	2,006,544
3.250%, 09/23/22	2,850,000	2,924,302
4.950%, 03/25/20	2,650,000	2,920,403
6.300%, 04/23/19	1,900,000	2,143,468
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	2,867,567
KFW 1.000%, 06/11/18 (b)	3,536,000	3,535,539
1.250%, 02/15/17 (b)	3,000,000	3,011,676
2.375%, 08/25/21	1,945,000	2,024,981
2.750%, 09/08/20	2,300,000	2,432,163
4.875%, 01/17/17	2,900,000	2,992,991
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,759,590
Morgan Stanley 4.350%, 09/08/26	3,800,000	3,901,378
5.625%, 09/23/19	1,900,000	2,110,948
7.250%, 04/01/32	1,850,000	2,499,945
7.300%, 05/13/19	2,460,000	2,834,576
Oesterreichische Kontrollbank AG 1.625%, 03/12/19 (b)	3,025,000	3,063,341
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,120,911
4.875%, 09/21/17	1,000,000	1,044,647
5.250%, 01/15/17 (b)	1,600,000	1,650,154
Royal Bank of Canada 2.150%, 03/15/19 (b)	3,915,000	3,958,137
Sumitomo Mitsui Banking Corp. 1.950%, 07/23/18	4,000,000	4,008,214
Toronto-Dominion Bank (The) 2.250%, 11/05/19	4,000,000	4,054,578
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,124,578

Banks—(Continued)
UBS AG 4.875%, 08/04/20	3,500,000	3,869,204
Wachovia Corp. 5.750%, 06/15/17	700,000	736,359
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	4,089,059
3.000%, 01/22/21	3,400,000	3,514,439
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,334,684
Westpac Banking Corp. 1.950%, 11/23/18 (b)	3,000,000	3,010,898

		151,545,410

Beverages—0.9%
Anheuser-Busch Cos. LLC 6.450%, 09/01/37 (b)	880,000	1,112,837
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	3,500,000	3,510,013
4.900%, 02/01/46	7,800,000	8,743,640
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	300,075
3.200%, 11/01/23 (b)	3,000,000	3,211,922
Pepsi Bottling Group, Inc. (The) 7.000%, 03/01/29	300,000	414,652
PepsiCo, Inc. 3.600%, 03/01/24	3,975,000	4,346,883
5.000%, 06/01/18	1,000,000	1,082,848

		22,722,870

Biotechnology—0.4%
Amgen, Inc. 5.700%, 02/01/19 (b)	850,000	947,002
6.150%, 06/01/18 (b)	1,650,000	1,811,496
Celgene Corp. 4.625%, 05/15/44	4,000,000	4,059,294
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	3,187,478

		10,005,270

Chemicals—0.4%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,976,991
9.400%, 05/15/39	650,000	972,515
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36 (b)	1,000,000	1,116,800
6.000%, 07/15/18	1,000,000	1,099,940
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (b)	970,000	1,047,257
Praxair, Inc. 3.000%, 09/01/21 (b)	3,950,000	4,139,975

		11,353,478

Computers—0.5%
Apple, Inc. 2.250%, 02/23/21	3,000,000	3,052,637

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Apple, Inc. 2.400%, 05/03/23	2,072,000	$2,080,870
4.450%, 05/06/44	2,944,000	3,119,902
International Business Machines Corp. 4.000%, 06/20/42 (b)	3,200,000	3,257,334
8.375%, 11/01/19	425,000	522,945

		12,033,688

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 2.300%, 02/06/22 (b)	3,600,000	3,708,149
6.450%, 01/15/26 (b)	200,000	264,452

		3,972,601

Diversified Financial Services—0.8%
Air Lease Corp. 2.625%, 09/04/18	4,000,000	3,952,359
American Express Co. 7.000%, 03/19/18	3,000,000	3,291,602
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,906,759
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	3,979,272
National Rural Utilities Cooperative Finance Corp. 10.375%, 11/01/18	2,900,000	3,538,222
Nomura Holdings, Inc. 6.700%, 03/04/20 (b)	1,325,000	1,526,057
Visa, Inc. 2.800%, 12/14/22	3,000,000	3,124,459

		21,318,730

Electric—1.7%
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	3,800,000	4,175,645
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,049,932
5.850%, 04/01/18 (b)	855,000	924,864
Dominion Resources, Inc. 6.400%, 06/15/18	1,750,000	1,911,749
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,464,335
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	4,020,713
Exelon Corp. 5.625%, 06/15/35	1,500,000	1,682,250
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,226,844
Georgia Power Co. 5.700%, 06/01/17 (b)	1,400,000	1,468,750
Nisource Finance Corp. 4.800%, 02/15/44	4,000,000	4,279,447
Northern States Power Co. 6.250%, 06/01/36	2,200,000	2,913,441

Electric—(Continued)
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,862,209
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,235,119
Pacific Gas & Electric Co. 5.400%, 01/15/40	3,320,000	3,965,882
PacifiCorp 2.950%, 02/01/22	2,800,000	2,893,819
PPL Capital Funding, Inc. 3.400%, 06/01/23 (b)	4,000,000	4,078,189
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,171,823

		44,325,011

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,985,961

Electronics—0.2%
Honeywell International, Inc. 5.000%, 02/15/19	2,000,000	2,207,000
Koninklijke Philips NV 5.750%, 03/11/18	900,000	961,573
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,600,000	1,714,737

		4,883,310

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,698,910

Food—0.5%
ConAgra Foods, Inc. 5.819%, 06/15/17 (b)	1,000,000	1,049,676
General Mills, Inc. 5.650%, 02/15/19 (b)	1,700,000	1,889,163
Kroger Co. (The) 3.300%, 01/15/21 (b)	3,900,000	4,116,332
Mondelez International, Inc. 5.375%, 02/10/20	1,800,000	2,016,840
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,401,735
Unilever Capital Corp. 5.900%, 11/15/32	1,500,000	1,970,843

		13,444,589

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,335,914

Gas—0.0%
Sempra Energy 6.150%, 06/15/18	900,000	972,277

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.5%
Abbott Laboratories 5.125%, 04/01/19	1,073,000	$1,184,502
Becton Dickinson & Co. 4.685%, 12/15/44	3,500,000	3,772,694
Medtronic, Inc. 4.000%, 04/01/43	3,900,000	3,970,492
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,631,987

		12,559,675

Healthcare-Services—0.4%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	2,980,713
Anthem, Inc. 5.850%, 01/15/36 (b)	1,800,000	2,037,073
Cigna Corp. 5.375%, 02/15/42	3,000,000	3,340,983
Laboratory Corp. of America Holdings 4.625%, 11/15/20 (b)	1,900,000	2,053,404

		10,412,173

Household Products/Wares—0.0%
Kimberly-Clark Corp. 6.125%, 08/01/17 (b)	500,000	533,928

Insurance—1.0%
Aflac, Inc. 3.625%, 06/15/23	2,975,000	3,078,186
Allstate Corp. (The) 6.900%, 05/15/38	150,000	205,946
7.450%, 05/16/19 (b)	1,700,000	1,989,664
American International Group, Inc. 3.300%, 03/01/21	3,000,000	3,066,399
5.850%, 01/16/18 (b)	1,800,000	1,926,638
AXA S.A. 8.600%, 12/15/30	1,165,000	1,514,500
Berkshire Hathaway, Inc. 1.900%, 01/31/17	2,900,000	2,925,856
Chubb Corp. (The) 6.000%, 05/11/37 (b)	865,000	1,112,905
Chubb INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	4,148,733
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	914,157
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	4,000,000	4,095,068
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,712,294

		26,690,346

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24	3,800,000	4,156,973

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36 (b)	1,100,000	864,875

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 7.900%, 12/15/18	1,757,000	2,049,478

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	1,983,704

Media—0.9%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,340,229
Comcast Corp. 4.650%, 07/15/42	3,670,000	4,074,702
5.650%, 06/15/35	1,500,000	1,834,005
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,853,980
Historic TW, Inc. 6.875%, 06/15/18	1,800,000	1,997,080
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	879,395
Time Warner Cable, Inc. 5.000%, 02/01/20	1,900,000	2,057,557
5.850%, 05/01/17	1,800,000	1,874,097
6.550%, 05/01/37	100,000	110,214
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	488,492
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,044,517
7.700%, 05/01/32	685,000	866,570
Viacom, Inc. 4.375%, 03/15/43	3,500,000	2,740,686
6.250%, 04/30/16	308,000	309,173
Walt Disney Co. (The) 2.750%, 08/16/21	1,930,000	2,026,858

		24,497,555

Mining—0.3%
Barrick North America Finance LLC 4.400%, 05/30/21	3,125,000	3,181,635
Newmont Mining Corp. 6.250%, 10/01/39 (b)	1,800,000	1,797,780
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	1,831,094

		6,810,509

Miscellaneous Manufacturing—0.7%
General Electric Co. 3.375%, 03/11/24 (b)	2,900,000	3,128,659
5.250%, 12/06/17	1,800,000	1,929,079
5.300%, 02/11/21	1,915,000	2,220,076
5.400%, 02/15/17	2,000,000	2,079,356
5.500%, 01/08/20	3,360,000	3,843,117

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
General Electric Co. 5.875%, 01/14/38	2,050,000	$2,679,882
6.750%, 03/15/32	1,250,000	1,719,164
7.500%, 08/21/35	100,000	143,849
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,200,000	1,203,085

		18,946,267

Multi-National—1.5%
Asian Development Bank 1.625%, 08/26/20	4,000,000	4,046,578
European Bank for Reconstruction & Development 1.000%, 06/15/18 (b)	3,564,000	3,566,621
European Investment Bank 1.625%, 06/15/17	1,975,000	1,994,420
2.500%, 10/15/24	3,800,000	3,968,085
4.000%, 02/16/21	1,700,000	1,898,959
4.875%, 02/15/36	3,700,000	4,853,448
5.125%, 05/30/17	1,750,000	1,836,535
Inter-American Development Bank 2.125%, 01/15/25	3,900,000	3,953,253
2.375%, 08/15/17	2,000,000	2,042,386
6.800%, 10/15/25	500,000	687,286
7.000%, 06/15/25	200,000	272,636
International Bank for Reconstruction & Development 2.125%, 03/03/25 (b)	3,000,000	3,044,012
7.625%, 01/19/23	2,970,000	4,089,848
8.875%, 03/01/26	535,000	833,264
International Finance Corp. 1.750%, 09/04/18	2,975,000	3,033,131

		40,120,462

Office/Business Equipment—0.1%
Xerox Corp. 6.350%, 05/15/18 (b)	2,550,000	2,696,625

Oil & Gas—1.5%
Anadarko Petroleum Corp. 6.375%, 09/15/17	2,445,000	2,555,025
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	379,939
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	3,984,067
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,800,000	1,643,850
Chevron Corp. 3.191%, 06/24/23 (b)	3,025,000	3,112,303
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,581,379
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	780,813
Devon Energy Corp. 6.300%, 01/15/19 (b)	850,000	850,000

Oil & Gas—(Continued)
Hess Corp. 8.125%, 02/15/19	1,630,000	1,772,625
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	1,590,000
Noble Energy, Inc. 3.900%, 11/15/24 (b)	4,200,000	3,954,200
Petroleos Mexicanos 6.625%, 06/15/35 (b)	3,400,000	3,286,807
Shell International Finance B.V. 4.300%, 09/22/19 (b)	1,000,000	1,083,295
4.375%, 05/11/45	1,900,000	1,904,567
Statoil ASA 3.250%, 11/10/24 (b)	3,100,000	3,126,888
6.700%, 01/15/18	300,000	326,653
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	2,656,497
Total Capital International S.A. 2.700%, 01/25/23 (b)	3,000,000	2,984,392
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	1,811,821

		39,385,121

Oil & Gas Services—0.2%
Halliburton Co. 3.500%, 08/01/23 (b)	4,000,000	4,003,984

Pharmaceuticals—1.1%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,235,011
Actavis Funding SCS 2.350%, 03/12/18	3,900,000	3,945,460
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,207,793
Express Scripts Holding Co. 6.125%, 11/15/41 (b)	1,520,000	1,692,244
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/38	2,100,000	2,823,789
Johnson & Johnson 5.950%, 08/15/37 (b)	910,000	1,241,815
6.950%, 09/01/29	250,000	364,173
Merck & Co., Inc. 2.400%, 09/15/22 (b)	4,000,000	4,079,595
6.550%, 09/15/37	1,000,000	1,354,347
Merck Sharp & Dohme Corp. 5.950%, 12/01/28 (b)	300,000	385,928
Novartis Capital Corp. 4.400%, 04/24/20	900,000	996,628
Sanofi 4.000%, 03/29/21 (b)	2,775,000	3,043,510
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,202,920

		28,573,213

Pipelines—0.8%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	236,548

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	3,000,000	$2,965,687
Energy Transfer Partners L.P. 4.650%, 06/01/21	1,950,000	1,872,000
5.150%, 03/15/45	2,600,000	2,043,707
Enterprise Products Operating LLC 6.300%, 09/15/17	1,900,000	2,011,294
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	1,878,471
Plains All American Pipeline L.P. / PAA Finance Corp. 6.500%, 05/01/18	2,485,000	2,559,550
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,095,979
7.625%, 04/01/37	640,000	664,973
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	1,908,448
Williams Partners L.P. 5.250%, 03/15/20 (b)	3,575,000	3,414,125

		20,650,782

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	986,141
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,089,082
ERP Operating L.P. 5.750%, 06/15/17	900,000	947,316
HCP, Inc. 5.375%, 02/01/21	2,591,000	2,828,938
Kimco Realty Corp. 6.875%, 10/01/19	550,000	633,841
Simon Property Group L.P. 5.250%, 12/01/16	2,000,000	2,035,126

		10,520,444

Retail—1.2%
Costco Wholesale Corp. 5.500%, 03/15/17	465,000	485,814
CVS Health Corp. 2.250%, 12/05/18 (b)	3,930,000	4,019,020
Home Depot, Inc. (The) 2.000%, 04/01/21	3,000,000	3,029,901
4.400%, 04/01/21	1,450,000	1,623,952
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,350,649
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	4,600,000	3,434,243
McDonald’s Corp. 3.700%, 01/30/26 (b)	6,000,000	6,355,369
5.350%, 03/01/18	885,000	952,301
Target Corp. 6.350%, 11/01/32	1,000,000	1,321,792

Retail—(Continued)
Wal-Mart Stores, Inc. 2.550%, 04/11/23 (b)	4,000,000	4,107,089
5.250%, 09/01/35	935,000	1,147,666
5.625%, 04/15/41	1,900,000	2,445,992
Walgreen Co. 5.250%, 01/15/19 (b)	225,000	243,612

		30,517,400

Semiconductors—0.2%
Intel Corp. 2.700%, 12/15/22 (b)	2,000,000	2,053,561
QUALCOMM, Inc. 3.450%, 05/20/25	4,000,000	4,147,730

		6,201,291

Software—0.8%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,424,098
Fidelity National Information Services, Inc. 2.850%, 10/15/18	4,000,000	4,055,086
Microsoft Corp. 2.000%, 11/03/20	3,000,000	3,073,438
4.200%, 06/01/19	2,700,000	2,961,025
Oracle Corp. 2.375%, 01/15/19	3,885,000	4,016,781
4.125%, 05/15/45 (b)	4,200,000	4,267,180

		20,797,608

Telecommunications—1.5%
America Movil S.A.B. de C.V. 5.625%, 11/15/17 (b)	2,700,000	2,873,362
AT&T Mobility LLC 7.125%, 12/15/31	100,000	125,636
AT&T, Inc. 2.450%, 06/30/20	4,100,000	4,144,302
5.000%, 03/01/21	2,600,000	2,898,029
5.500%, 02/01/18	3,500,000	3,748,968
5.800%, 02/15/19	1,700,000	1,890,204
6.300%, 01/15/38	1,300,000	1,494,280
British Telecommunications plc 9.625%, 12/15/30	1,000,000	1,560,657
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,485,827
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,492,105
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	889,725
Telefonica Emisiones S.A.U. 6.221%, 07/03/17 (b)	1,400,000	1,475,761
Verizon Communications, Inc. 4.600%, 04/01/21	2,400,000	2,666,875
5.150%, 09/15/23	3,510,000	4,050,286
6.100%, 04/15/18 (b)	1,600,000	1,745,937
6.550%, 09/15/43	3,304,000	4,333,866

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon New York, Inc. 7.375%, 04/01/32 (b)	500,000	$566,750
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,427,765

		40,870,335

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	3,985,492
CSX Corp. 6.150%, 05/01/37	1,600,000	1,942,164
7.900%, 05/01/17	500,000	534,878
FedEx Corp. 8.000%, 01/15/19	675,000	789,000
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,945,785
5.590%, 05/17/25	28,000	33,056
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,632,160
United Parcel Service, Inc. 5.125%, 04/01/19 (b)	760,000	843,702

		11,706,237

Total Corporate Bonds & Notes (Cost $686,917,336)		702,294,874

Foreign Government—1.8%

Banks—0.1%
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	3,500,000	3,509,841

Electric—0.1%
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,350,000
8.400%, 01/15/22	1,000,000	1,318,809

		2,668,809

Provincial—0.4%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	1,987,327
Province of Nova Scotia Canada 5.125%, 01/26/17	900,000	929,961
9.250%, 03/01/20	250,000	315,711
Province of Ontario Canada 2.450%, 06/29/22 (b)	4,000,000	4,118,064
4.400%, 04/14/20	2,100,000	2,333,141
Province of Quebec Canada 7.500%, 07/15/23	350,000	467,752

		10,151,956

Sovereign—1.2%
Canada Government International Bond 1.625%, 02/27/19	4,000,000	4,074,082

Sovereign—(Continued)
Colombia Government International Bond 8.125%, 05/21/24 (b)	1,500,000	1,891,095
Mexico Government International Bonds 5.750%, 10/12/10	4,100,000	4,194,173
6.750%, 09/27/34	1,050,000	1,355,271
8.000%, 09/24/22 (b)	2,200,000	2,838,364
Panama Government International Bond 5.200%, 01/30/20	1,370,000	1,519,248
Peruvian Government International Bond 8.750%, 11/21/33	1,450,000	2,155,490
Philippine Government International Bond 5.000%, 01/13/37	1,740,000	2,185,875
Republic of Korea 7.125%, 04/16/19	4,900,000	5,690,241
Turkey Government International Bonds 3.250%, 03/23/23 (b)	2,350,000	2,211,937
6.250%, 09/26/22	1,607,000	1,787,450
7.375%, 02/05/25	1,473,000	1,767,291

		31,670,517

Total Foreign Government (Cost $46,948,430)		48,001,123

Mortgage-Backed Securities—1.4%

Commercial Mortgage-Backed Securities—1.4%
Bear Stearns Commercial Mortgage Securities Trust 5.540%, 09/11/41	649,438	651,349
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,425,283	1,434,643
6.085%, 03/15/49 (a)	26,225	26,189
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	4,059,796
3.902%, 07/10/50	1,835,000	1,963,129
5.813%, 12/10/49 (a)	2,191,043	2,262,971
Freddie Mac Multifamily Structured Pass-Through Certificates 2.902%, 08/25/20	1,129,926	1,168,999
3.060%, 07/25/23 (a)	4,800,000	5,116,224
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	1,901,026
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	3,064,280
3.377%, 05/10/45	2,750,000	2,898,138
4.243%, 08/10/46	966,000	1,065,190
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	3,900,000	4,136,529
JPMorgan Chase Commercial Mortgage Securities Trust 5.420%, 01/15/49	2,252,893	2,299,051
5.440%, 06/12/47	793,686	807,601
Morgan Stanley Capital Trust 5.809%, 12/12/49	2,149,278	2,225,339
5.918%, 06/11/49 (a)	1,182,979	1,224,741

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	$1,095,577

Total Mortgage-Backed Securities (Cost $36,899,312)		37,400,772

Municipals—0.8%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	2,210,000	3,326,160
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	2,160,000	2,987,906
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	2,000,000	2,490,540
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40	3,500,000	5,273,800
Oregon School Boards Association, Build America Bonds 5.680%, 06/30/28	1,900,000	2,345,778
State of California, Build America Bonds 7.300%, 10/01/39	2,000,000	2,932,280
State of Illinois, Build America Bonds 5.100%, 06/01/33	1,230,000	1,150,235

Total Municipals (Cost $17,302,480)		20,506,699

Asset-Backed Securities—0.5%

Asset-Backed - Automobile—0.2%
Capital Auto Receivables Asset Trust 1.610%, 06/20/19	830,000	830,830
1.940%, 01/21/20	2,000,000	2,011,600
CarMax Auto Owner Trust 0.970%, 04/16/18	1,240,751	1,240,503
Honda Auto Receivables Owner Trust 0.770%, 05/15/17	69,485	69,462
Nissan Auto Receivables Owner Trust 0.750%, 07/15/19	1,086,029	1,084,443
Volkswagen Auto Loan Enhanced Trust 0.950%, 04/22/19	1,252,000	1,242,234

		6,479,072

Asset-Backed - Credit Card—0.3%
Capital One Multi-Asset Execution Trust 5.750%, 07/15/20	1,960,000	2,086,420
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	4,924,000	5,153,458

		7,239,878

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust 4.250%, 12/25/31	54,794	54,817

Total Asset-Backed Securities (Cost $13,685,490)		13,773,767

Short-Term Investments—4.1%

Discount Notes—0.6%
Federal Home Loan Bank 0.010%, 04/01/16 (c)	3,200,000	3,200,000
0.158%, 04/12/16 (c)	1,600,000	1,599,917
0.164%, 04/20/16 (c)	2,500,000	2,499,776
0.264%, 05/25/16 (c)	1,400,000	1,399,443
0.389%, 05/27/16 (c)	2,000,000	1,998,787
0.394%, 06/01/16 (c)	3,600,000	3,597,590
Freddie Mac 0.360%, 06/06/16 (c)	2,100,000	2,098,614

		16,394,127

Mutual Fund—3.2%
State Street Navigator Securities Lending MET Portfolio (d)	84,481,258	84,481,258

U.S. Treasury—0.3%
U.S. Treasury Bills 0.161%, 04/21/16 (c)	1,300,000	1,299,880
0.250%, 04/14/16 (c)	1,000,000	999,904
0.272%, 05/26/16 (c)	100,000	99,958
0.290%, 06/09/16 (c)	4,000,000	3,997,777

		6,397,519

Total Short-Term Investments (Cost $107,272,904)		107,272,904

Total Investments—103.1% (Cost $2,616,204,583) (e)		2,717,825,090
Other assets and liabilities (net)—(3.1)%		(81,216,785)

Net Assets—100.0%		$2,636,608,305

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $168,715,695 and the collateral received consisted of cash in the amount of $84,481,258 and non-cash collateral with a value of $88,579,981. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	The rate shown represents current yield to maturity.

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(e)	As of March 31, 2016, the aggregate cost of investments was $2,616,204,583. The aggregate unrealized appreciation and depreciation of investments were $123,698,808 and $(22,078,301), respectively, resulting in net unrealized appreciation of $101,620,507.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,788,574,951	$—	$1,788,574,951
Total Corporate Bonds & Notes*	—	702,294,874	—	702,294,874
Total Foreign Government*	—	48,001,123	—	48,001,123
Total Mortgage-Backed Securities*	—	37,400,772	—	37,400,772
Total Municipals	—	20,506,699	—	20,506,699
Total Asset-Backed Securities*	—	13,773,767	—	13,773,767
Short-Term Investments
Discount Notes	—	16,394,127	—	16,394,127
Mutual Fund	84,481,258	—	—	84,481,258
U.S. Treasury	—	6,397,519	—	6,397,519
Total Short-Term Investments	84,481,258	22,791,646	—	107,272,904
Total Investments	$84,481,258	$2,633,343,832	$—	$2,717,825,090

Collateral for Securities Loaned (Liability)	$—	$(84,481,258)	$—	$(84,481,258)

*	See Schedule of Investments for additional detailed categorizations.

MSF-17

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—56.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—37.1%
Fannie Mae 15 Yr. Pool 2.500%, 01/01/30	1,758,133	$1,810,238
2.500%, 06/01/30	2,040,223	2,101,717
2.500%, 07/01/30	2,376,324	2,447,049
2.500%, 08/01/30	5,995,919	6,170,872
2.500%, 09/01/30	2,206,571	2,271,156
2.500%, 11/01/30	5,609,586	5,772,150
3.000%, 11/01/26	1,544,050	1,616,048
3.000%, 02/01/27	4,097,050	4,288,228
3.000%, 09/01/28	2,691,048	2,816,282
3.000%, 11/01/28	4,988,548	5,235,312
3.000%, 12/01/28	1,318,538	1,384,477
3.000%, 01/01/29	564,359	592,782
3.000%, 04/01/29	1,857,251	1,949,265
3.000%, 05/01/29	3,046,559	3,191,448
3.000%, 08/01/29	3,485,287	3,658,624
3.000%, 09/01/29	1,112,105	1,168,260
3.000%, 03/01/30	1,683,345	1,768,445
3.000%, 04/01/30	1,419,597	1,490,052
3.000%, 05/01/30	1,982,934	2,082,282
3.000%, 07/01/30	10,130,699	10,635,762
3.000%, 08/01/30	7,849,573	8,238,918
3.000%, 09/01/30	3,192,046	3,351,472
3.500%, 11/01/25	2,176,033	2,313,090
3.500%, 08/01/26	1,854,038	1,970,600
3.500%, 08/01/28	1,124,600	1,198,432
3.500%, 10/01/28	4,820,024	5,136,392
3.500%, 11/01/28	5,769,876	6,148,090
3.500%, 02/01/29	11,743,792	12,498,834
3.500%, 04/01/29	2,467,760	2,629,776
3.500%, 05/01/29	5,641,587	6,001,920
3.500%, 06/01/29	3,554,670	3,787,914
3.500%, 07/01/29	13,372,633	14,252,127
3.500%, 09/01/29	332,931	354,901
3.500%, 12/01/29	16,321,106	17,434,042
3.500%, 08/01/30	1,522,400	1,625,331
4.000%, 01/01/25	18,439	19,230
4.000%, 02/01/25	4,774,997	5,084,264
4.000%, 09/01/25	859,185	917,919
4.000%, 10/01/25	2,474,173	2,643,529
4.000%, 01/01/26	759,968	812,105
4.000%, 04/01/26	509,277	544,334
4.000%, 07/01/26	2,125,546	2,268,464
4.000%, 08/01/26	1,077,934	1,150,535
4.500%, 12/01/20	1,137,666	1,192,609
4.500%, 02/01/25	848,448	904,092
4.500%, 04/01/25	163,994	176,938
4.500%, 07/01/25	606,108	650,318
4.500%, 06/01/26	12,396,750	13,338,175
4.500%, TBA (a)	12,900,000	13,347,217
Fannie Mae 20 Yr. Pool 5.000%, 05/01/23	4,066	4,494
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	10,212,267	10,510,504
3.000%, 01/01/43	6,875,127	7,069,434
3.000%, 02/01/43	3,242,045	3,337,587

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 03/01/43	26,317,377	27,064,473
3.000%, 04/01/43	17,911,241	18,422,335
3.000%, 05/01/43	24,535,803	25,258,107
3.000%, 06/01/43	3,055,658	3,148,809
3.500%, 01/01/42	238,006	251,218
3.500%, 04/01/42	85,884	91,129
3.500%, 06/01/42	1,065,425	1,127,313
3.500%, 10/01/42	439,353	466,181
3.500%, 12/01/42	218,118	231,971
3.500%, 01/01/43	1,400,467	1,486,858
3.500%, 02/01/43	2,084,913	2,201,331
3.500%, 03/01/43	5,234,174	5,508,676
3.500%, 04/01/43	89,660	95,189
3.500%, 07/01/43	15,551,572	16,481,374
3.500%, 08/01/43	10,377,887	10,968,395
3.500%, 09/01/43	177,140	185,814
3.500%, 10/01/43	208,123	220,959
3.500%, 11/01/43	1,669,862	1,762,905
3.500%, 01/01/44	2,268,128	2,404,571
3.500%, 06/01/44	482,093	510,851
3.500%, 07/01/44	405,688	429,778
3.500%, 08/01/44	3,071,429	3,255,926
3.500%, 09/01/44	833,307	883,898
3.500%, 10/01/44	1,070,560	1,129,201
3.500%, 03/01/45	7,981,649	8,401,808
3.500%, 04/01/45	6,430,371	6,768,868
3.500%, 05/01/45	973,940	1,027,850
3.500%, 06/01/45	5,451,460	5,742,007
3.500%, 07/01/45	13,261,867	13,958,676
3.500%, 08/01/45	162,055	170,570
3.500%, 10/01/45	3,683,826	3,885,131
3.500%, 11/01/45	2,035,263	2,155,030
3.500%, 12/01/45	14,381,713	15,096,001
3.500%, 03/01/46	6,705,360	7,033,691
3.500%, TBA (a)	7,044,000	7,385,469
4.000%, 08/01/33	1,736,000	1,854,698
4.000%, 06/01/39	1,367,914	1,461,444
4.000%, 12/01/39	137,035	146,405
4.000%, 08/01/40	47,758	51,168
4.000%, 10/01/40	177,432	190,081
4.000%, 11/01/40	581,070	622,522
4.000%, 12/01/40	371,618	398,239
4.000%, 04/01/41	295,182	316,295
4.000%, 09/01/41	7,915,659	8,482,261
4.000%, 10/01/41	535,385	572,820
4.000%, 02/01/42	4,412,818	4,728,899
4.000%, 05/01/42	1,752,688	1,894,450
4.000%, 06/01/42	1,046,409	1,119,985
4.000%, 07/01/42	4,905,914	5,327,367
4.000%, 08/01/42	536,754	575,007
4.000%, 09/01/42	1,325,622	1,419,989
4.000%, 12/01/42	1,582,834	1,694,385
4.000%, 01/01/43	5,678,141	6,081,271
4.000%, 10/01/43	10,250,806	11,023,047
4.000%, 11/01/43	5,150,973	5,632,719

MSF-18

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.000%, 01/01/44	3,751,507	$4,081,531
4.000%, 02/01/44	3,440,235	3,743,205
4.000%, 05/01/44	5,095,684	5,544,494
4.000%, 07/01/44	386,425	416,354
4.000%, 12/01/44	2,829,626	3,068,589
4.000%, 01/01/45	550,810	597,966
4.000%, 02/01/45	201,781	219,638
4.000%, 03/01/45	1,684,696	1,819,214
4.000%, 04/01/45	1,183,574	1,285,372
4.000%, 05/01/45	1,422,850	1,530,126
4.000%, 09/01/45	546,119	585,177
4.000%, 10/01/45	23,212,893	25,091,192
4.000%, 11/01/45	7,813,854	8,398,567
4.000%, 12/01/45	5,428,543	5,830,427
4.000%, 01/01/46	1,484,311	1,601,598
4.500%, 08/01/39	3,215,066	3,509,518
4.500%, 11/01/39	486,073	535,275
4.500%, 01/01/40	65,265	71,824
4.500%, 04/01/40	161,789	177,850
4.500%, 05/01/40	401,380	438,521
4.500%, 06/01/40	433,982	474,174
4.500%, 07/01/40	793,593	866,143
4.500%, 08/01/40	5,292,594	5,773,510
4.500%, 11/01/40	1,532,519	1,672,402
4.500%, 07/01/41	446,355	487,153
4.500%, 08/01/41	202,114	219,826
4.500%, 09/01/41	1,280,779	1,398,561
4.500%, 01/01/42	315,195	343,782
4.500%, 06/01/42	252,413	274,501
4.500%, 08/01/42	1,753,979	1,910,994
4.500%, 09/01/42	5,226,310	5,697,632
4.500%, 09/01/43	1,543,115	1,685,022
4.500%, 10/01/43	2,188,757	2,390,127
4.500%, 12/01/43	3,442,448	3,752,157
4.500%, 01/01/44	4,965,183	5,442,680
4.500%, 02/01/44	375,868	408,725
4.500%, 03/01/44	2,002,412	2,177,381
4.500%, 10/01/45	3,840,161	4,279,030
4.500%, 11/01/45	6,961,225	7,763,699
5.000%, 11/01/32	13,520	15,032
5.000%, 06/01/39	36,139,501	40,021,924
5.000%, 04/01/41	59,831	66,374
5.000%, 07/01/41	701,085	778,319
5.000%, 08/01/41	777,702	863,231
5.000%, 01/01/42	209,380	231,448
5.500%, 11/01/32	1,944,580	2,199,380
5.500%, 12/01/32	317,928	359,767
5.500%, 01/01/33	1,263,342	1,428,795
5.500%, 12/01/33	414,984	469,720
5.500%, 05/01/34	3,287,591	3,720,807
5.500%, 08/01/37	3,422,979	3,873,805
5.500%, 02/01/38	461,779	517,507
5.500%, 03/01/38	354,472	401,558
5.500%, 04/01/38	421,800	472,704
5.500%, 06/01/38	428,998	482,034

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 12/01/38	526,893	590,480
5.500%, 08/01/39	517,789	582,982
5.500%, 03/01/40	376,515	421,954
5.500%, 04/01/40	158,424	178,640
5.500%, 04/01/41	539,655	607,756
6.000%, 02/01/34	367,350	425,548
6.000%, 08/01/34	279,686	323,345
6.000%, 04/01/35	4,341,812	5,029,587
6.000%, 06/01/36	628,164	724,360
6.000%, 02/01/38	871,355	1,001,070
6.000%, 03/01/38	321,065	369,658
6.000%, 05/01/38	1,043,596	1,203,282
6.000%, 10/01/38	1,284,270	1,466,807
6.000%, 12/01/38	377,505	434,461
6.000%, 04/01/40	4,119,662	4,697,439
6.000%, 09/01/40	442,126	504,172
6.000%, 06/01/41	930,450	1,063,289
6.000%, TBA (a)	4,400,000	5,012,691
6.500%, 05/01/40	6,028,132	6,974,292
Fannie Mae ARM Pool 2.523%, 08/01/38 (b)	774,802	826,121
2.802%, 03/01/41 (b)	716,681	758,553
2.945%, 03/01/41 (b)	482,730	510,717
3.170%, 12/01/40 (b)	1,114,795	1,163,969
3.354%, 06/01/41 (b)	2,482,156	2,609,500
3.517%, 09/01/41 (b)	1,659,608	1,757,061
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	153,432	164,333
Fannie Mae-ACES 0.140%, 08/25/24 (b) (c)	117,653,504	1,304,836
Freddie Mac 15 Yr. Gold Pool 2.500%, 08/01/29	1,741,811	1,793,131
2.500%, 12/01/29	478,859	492,812
2.500%, 05/01/30	1,630,292	1,675,827
2.500%, 07/01/30	1,115,419	1,147,446
2.500%, 08/01/30	3,189,495	3,282,728
2.500%, 09/01/30	4,096,926	4,212,281
2.500%, TBA (a)	7,268,000	7,460,930
3.000%, 05/01/27	2,095,463	2,198,873
3.000%, 01/01/30	1,367,197	1,434,547
3.000%, 04/01/30	6,211,430	6,525,886
3.000%, 05/01/30	1,033,279	1,086,321
3.000%, 06/01/30	43,410	45,601
3.000%, 07/01/30	2,313,091	2,428,208
3.000%, 08/01/30	3,472,825	3,647,792
3.000%, TBA (a)	3,983,000	4,163,791
3.500%, TBA (a)	7,978,000	8,419,550
Freddie Mac 30 Yr. Gold Pool 3.000%, 01/01/43	2,402,300	2,463,826
3.000%, 03/01/43	5,502,100	5,642,822
3.000%, 07/01/43	15,624,799	16,058,785
3.000%, TBA (a)	10,920,000	11,169,795
3.500%, 04/01/42	2,504,687	2,647,213
3.500%, 08/01/42	2,012,729	2,128,445
3.500%, 10/01/42	263,478	276,675

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 02/01/43	506,482	$536,829
3.500%, 07/01/43	3,608,147	3,824,357
3.500%, 12/01/43	2,212,434	2,344,696
3.500%, 01/01/44	726,971	770,020
3.500%, 04/01/44	198,552	209,826
3.500%, 05/01/44	779,563	824,403
3.500%, 06/01/44	215,312	227,537
3.500%, 07/01/44	154,962	164,046
3.500%, 08/01/44	715,456	756,078
3.500%, 09/01/44	1,273,168	1,346,156
3.500%, 08/01/45	162,915	171,200
3.500%, 09/01/45	11,363,961	11,914,487
3.500%, 10/01/45	18,158,083	19,110,934
3.500%, 02/01/46	81,829,844	85,724,721
4.000%, 08/01/40	568,080	607,727
4.000%, 10/01/40	222,743	240,563
4.000%, 11/01/40	1,031,167	1,113,651
4.000%, 04/01/41	27,734	29,678
4.000%, 10/01/41	930,160	1,004,586
4.000%, 09/01/43	589,783	640,214
4.000%, 04/01/44	1,332,187	1,438,568
4.000%, 08/01/44	4,918,675	5,341,568
4.000%, 01/01/45	13,908,995	14,851,859
4.000%, 02/01/45	480,750	518,270
4.000%, 09/01/45	2,119,726	2,285,176
4.000%, 10/01/45	7,374,222	7,893,223
4.000%, 12/01/45	898,657	967,667
4.000%, 01/01/46	432,231	462,354
4.000%, TBA (a)	12,015,000	12,823,196
4.500%, 02/01/39	2,246,503	2,439,839
4.500%, 12/01/39	468,868	510,580
4.500%, 07/01/40	147,480	160,694
4.500%, 05/01/41	2,968,834	3,235,432
4.500%, 05/01/42	77,823	84,640
4.500%, 10/01/43	1,167,429	1,269,390
4.500%, 12/01/43	3,375,393	3,701,033
4.500%, 04/01/44	1,473,393	1,603,227
4.500%, 07/01/44	1,312,586	1,432,616
4.500%, 09/01/44	5,245,394	5,708,756
4.500%, 10/01/44	884,298	965,405
4.500%, 07/01/45	5,779,914	6,310,205
4.500%, TBA (a)	1,825,000	1,982,375
5.000%, 10/01/41	1,158,326	1,278,791
5.000%, 11/01/41	10,370,386	11,442,670
5.000%, TBA (a)	13,200,000	14,503,649
5.500%, 09/01/39	375,713	417,557
5.500%, 01/01/40	401,286	445,877
5.500%, 07/01/40	501,798	557,172
5.500%, 06/01/41	4,507,287	5,038,374
5.500%, TBA (a)	2,300,000	2,555,260
Freddie Mac ARM Non-Gold Pool 3.000%, 02/01/41 (b)	986,369	1,043,801
Freddie Mac Multifamily Structured Pass-Through Certificates 3.151%, 11/25/25	895,651	951,494
3.334%, 08/25/25 (b)	1,580,000	1,705,191

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	7,542,000	7,798,899
3.500%, 02/15/42	305,623	322,707
3.500%, 04/15/42	528,484	560,307
3.500%, 05/15/42	444,167	471,597
3.500%, 08/15/42	695,494	738,262
3.500%, 11/15/42	547,125	578,882
3.500%, 12/15/42	1,545,747	1,640,747
3.500%, 01/15/43	645,380	682,742
3.500%, 02/15/43	1,019,897	1,080,484
3.500%, 03/15/43	540,563	571,870
3.500%, 04/15/43	2,111,270	2,239,725
3.500%, 05/15/43	3,730,323	3,953,104
3.500%, 06/15/43	994,443	1,055,526
3.500%, 07/15/43	3,148,446	3,337,034
4.000%, 01/15/41	2,395,841	2,565,162
4.000%, 03/15/41	1,924,640	2,063,100
4.000%, 12/15/41	26,960	28,830
4.000%, 05/15/42	149,405	159,852
4.000%, TBA (a)	4,542,000	4,856,392
4.500%, 02/15/42	19,326,314	21,059,890
5.000%, 12/15/38	528,788	588,605
5.000%, 07/15/39	1,449,074	1,613,191
5.000%, 12/15/40	1,791,189	1,994,076
5.000%, TBA (a)	26,700,000	29,440,921
5.500%, 04/15/33	44,419	50,903
5.500%, TBA (a)	12,500,000	13,986,154
6.500%, 04/15/33	51,926	59,440
8.500%, 01/15/17	781	784
8.500%, 05/15/17	201	202
8.500%, 05/15/22	1,060	1,107
9.000%, 10/15/16	337	338
Ginnie Mae II 30 Yr. Pool 3.000%, 07/20/45	35,618,440	36,944,960
3.000%, 09/20/45	16,119,288	16,719,610
3.500%, 12/20/41	6,568,444	6,959,734
3.500%, 10/20/42	666,679	706,517
3.500%, 01/20/43	590,042	625,301
3.500%, 04/20/43	505,535	535,628
3.500%, 01/20/46	47,569,517	50,337,770
3.500%, TBA (a)	37,357,000	39,410,459
4.000%, 09/20/40	180,025	194,015
4.000%, 10/20/40	337,709	363,946
4.000%, 12/20/40	4,826,985	5,202,273
4.000%, 01/20/41	3,624,383	3,906,254
4.000%, 02/20/41	64,273	69,269
4.000%, 07/20/43	329,575	354,130
4.000%, 08/20/44	1,268,372	1,373,574
4.000%, 09/20/45	37,088,244	39,688,378
4.000%, 10/20/45	22,870,901	24,482,063
4.500%, 12/20/39	155,987	169,779
4.500%, 01/20/40	190,916	207,795
4.500%, 02/20/40	152,489	165,970
4.500%, 05/20/40	10,755	11,706
4.500%, 08/20/40	377,444	410,815
4.500%, 05/20/41	20,114,526	21,893,087

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.500%, 06/20/41	1,967,316	$2,141,273
4.500%, 07/20/41	1,214,446	1,321,832
4.500%, 11/20/41	177,555	193,255
4.500%, 11/20/44	498,594	535,551
4.500%, TBA (a)	154,000	165,333
5.000%, 10/20/33	1,483,031	1,641,383
5.000%, 10/20/39	575,331	637,234
Government National Mortgage Association 0.825%, 08/16/41 (c)	7,331,240	169,651
0.905%, 02/16/53 (b) (c)	24,834,303	1,560,764
1.000%, 02/16/39 (c)	9,462,954	198,194

		1,375,031,935

U.S. Treasury—18.9%
U.S. Treasury Bonds 2.875%, 08/15/45 (d) (e)	33,343,000	35,072,668
3.000%, 11/15/45	17,218,000	18,588,036
U.S. Treasury Notes 0.750%, 10/31/17	1,490,000	1,490,524
0.875%, 10/15/18	126,450,000	126,647,515
1.000%, 12/31/17	99,090,000	99,566,127
1.125%, 02/28/21	2,400,000	2,390,155
1.250%, 03/31/21	277,000	277,249
1.375%, 10/31/20	134,945,000	136,025,640
1.375%, 01/31/21	21,539,000	21,693,822
1.625%, 11/30/20	18,138,000	18,500,053
1.625%, 11/15/22	200	202
1.625%, 02/15/26	33,290,000	32,806,263
1.750%, 12/31/20	20,761,000	21,269,478
1.875%, 10/31/22	59,450,000	60,813,189
2.000%, 08/15/25	1,705,000	1,737,768
2.125%, 12/31/22	10,000	10,388
2.250%, 11/15/25	119,903,200	124,788,296

		701,677,373

Total U.S. Treasury & Government Agencies (Cost $2,049,515,725)		2,076,709,308

Corporate Bonds & Notes—23.8%

Advertising—0.1%
Interpublic Group of Cos., Inc. (The) 3.750%, 02/15/23	1,191,000	1,175,840
4.000%, 03/15/22	1,468,000	1,510,689
Omnicom Group, Inc. 3.650%, 11/01/24	750,000	772,819

		3,459,348

Aerospace/Defense—0.4%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	699,000	710,115
3.850%, 12/15/25 (144A)	454,000	467,158
4.750%, 10/07/44 (144A)	132,000	137,722

Aerospace/Defense—(Continued)
Boeing Co. (The) 2.200%, 10/30/22	222,000	220,689
2.350%, 10/30/21	844,000	867,122
2.600%, 10/30/25 (f)	316,000	321,303
Harris Corp. 2.700%, 04/27/20	706,000	708,000
4.854%, 04/27/35	1,855,000	1,928,106
5.054%, 04/27/45	299,000	318,575
Lockheed Martin Corp. 3.100%, 01/15/23	299,000	310,118
3.550%, 01/15/26	815,000	863,299
3.600%, 03/01/35	1,121,000	1,090,294
4.070%, 12/15/42	380,000	383,961
4.500%, 05/15/36	323,000	347,442
4.700%, 05/15/46	527,000	589,255
Northrop Grumman Corp. 3.850%, 04/15/45	1,295,000	1,281,500
United Technologies Corp. 1.778%, 05/04/18	3,052,000	3,059,111
4.150%, 05/15/45	836,000	867,653

		14,471,423

Agriculture—0.5%
Altria Group, Inc. 2.625%, 01/14/20	1,684,000	1,740,614
2.850%, 08/09/22	1,218,000	1,258,137
4.250%, 08/09/42	211,000	219,391
5.375%, 01/31/44	2,209,000	2,698,980
Philip Morris International, Inc. 1.125%, 08/21/17 (f)	3,344,000	3,352,216
2.750%, 02/25/26	6,002,000	6,102,257
4.125%, 03/04/43	1,129,000	1,168,749
4.875%, 11/15/43	1,032,000	1,181,230
Reynolds American, Inc. 2.300%, 06/12/18	1,321,000	1,347,378
3.250%, 06/12/20	561,000	586,669

		19,655,621

Airlines—0.3%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A)	2,214,000	2,169,720
American Airlines Pass-Through Trust 3.375%, 11/01/28	3,592,855	3,503,034
Southwest Airlines Co. 2.650%, 11/05/20 (f)	1,550,000	1,580,400
2.750%, 11/06/19	1,032,000	1,061,605
Turkish Airlines Pass-Through Trust 4.200%, 09/15/28 (144A)	1,288,936	1,224,489
United Airlines Pass-Through Trust 4.750%, 10/11/23	398,927	394,938

		9,934,186

Apparel—0.0%
NIKE, Inc. 3.875%, 11/01/45	1,192,000	1,247,451

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—1.0%
Daimler Finance North America LLC 2.450%, 05/18/20 (144A)	3,587,000	$3,624,900
Ford Motor Credit Co. LLC 1.724%, 12/06/17	6,974,000	6,922,588
2.145%, 01/09/18	2,592,000	2,588,931
3.336%, 03/18/21	3,783,000	3,892,873
4.250%, 09/20/22	1,943,000	2,078,268
General Motors Financial Co., Inc. 2.625%, 07/10/17	2,036,000	2,048,391
2.750%, 05/15/16	3,899,000	3,906,030
3.100%, 01/15/19	814,000	823,735
3.450%, 04/10/22	1,410,000	1,384,437
3.700%, 11/24/20	1,345,000	1,370,707
4.000%, 01/15/25	1,821,000	1,768,577
4.750%, 08/15/17	3,515,000	3,628,541
Toyota Motor Credit Corp. 2.750%, 05/17/21 (f)	3,187,000	3,301,429

		37,339,407

Auto Parts & Equipment—0.1%
BorgWarner, Inc. 3.375%, 03/15/25 (f)	1,561,000	1,529,507
Delphi Automotive plc 4.250%, 01/15/26	1,855,000	1,936,284
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (g)	100,000	122,044

		3,587,835

Banks—3.6%
ABN AMRO Bank NV 5.750%, 09/22/20 (EUR) (b)	200,000	217,623
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 02/19/19 (EUR) (b)	200,000	210,170
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR)	200,000	53,481
Bank of America Corp. 2.250%, 04/21/20	2,535,000	2,510,522
3.300%, 01/11/23	3,383,000	3,411,424
3.875%, 08/01/25	5,164,000	5,352,187
4.875%, 04/01/44	494,000	538,296
Bank of Ireland 4.250%, 06/11/24 (EUR) (b)	100,000	113,644
Bank of New York Mellon Corp. (The) 2.100%, 01/15/19 (f)	3,085,000	3,125,725
Bankia S.A. 4.000%, 05/22/24 (EUR) (b)	200,000	218,280
BB&T Corp. 2.450%, 01/15/20	2,395,000	2,436,532
Branch Banking & Trust Co. 2.300%, 10/15/18	2,160,000	2,193,834
Capital One Financial Corp. 4.750%, 07/15/21	80,000	87,665
Capital One N.A. 2.400%, 09/05/19	250,000	249,302
2.950%, 07/23/21	5,963,000	5,995,463

Banks—(Continued)
Citigroup, Inc. 1.800%, 02/05/18	2,960,000	2,957,005
2.500%, 09/26/18	4,057,000	4,119,048
2.500%, 07/29/19	3,634,000	3,682,841
3.500%, 05/15/23	2,381,000	2,380,474
3.875%, 03/26/25	1,530,000	1,516,039
Citizens Bank N.A. 2.300%, 12/03/18	1,395,000	1,402,883
Commerzbank AG 7.750%, 03/16/21 (EUR)	100,000	137,709
Cooperatieve Rabobank UA 4.375%, 08/04/25	2,756,000	2,837,575
Credit Suisse AG 3.000%, 10/29/21	2,270,000	2,315,466
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20	3,269,000	3,225,987
4.875%, 05/15/45	753,000	717,372
Goldman Sachs Group, Inc. (The) 2.600%, 04/23/20	2,774,000	2,796,847
2.625%, 01/31/19	3,624,000	3,695,647
2.750%, 09/15/20	1,326,000	1,345,275
3.500%, 01/23/25	1,683,000	1,698,701
3.750%, 05/22/25	4,697,000	4,805,712
4.750%, 10/21/45	972,000	1,015,953
4.800%, 07/08/44	994,000	1,039,321
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	13,340,000	13,341,334
HSH Nordbank AG 0.621%, 02/14/17 (EUR) (b)	50,000	51,732
JPMorgan Chase & Co. 1.350%, 02/15/17	5,265,000	5,276,583
2.200%, 10/22/19	2,326,000	2,365,856
2.550%, 10/29/20	3,260,000	3,303,912
2.750%, 06/23/20	667,000	683,041
3.875%, 09/10/24	4,432,000	4,545,242
3.900%, 07/15/25	1,343,000	1,423,773
4.250%, 10/01/27	1,990,000	2,069,859
Lloyds Banking Group plc 5.300%, 12/01/45 (144A)	478,000	468,306
Morgan Stanley 2.800%, 06/16/20	3,889,000	3,959,826
3.700%, 10/23/24	3,417,000	3,529,146
3.750%, 02/25/23	1,545,000	1,609,836
3.875%, 01/27/26	3,069,000	3,201,608
4.000%, 07/23/25	1,425,000	1,490,030
4.300%, 01/27/45	2,591,000	2,607,170
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	1,290,000	1,220,140
7.375%, 06/24/22 (GBP) (b)	200,000	263,552
State Street Capital Trust 1.634%, 06/01/77 (b)	500,000	365,425
U.S. Bancorp 2.950%, 07/15/22	3,137,000	3,220,011
UBS Group Funding Jersey, Ltd. 4.125%, 09/24/25 (144A)	1,338,000	1,339,908

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UniCredit S.p.A. 5.750%, 10/28/25 (EUR) (b)	100,000	$119,148
Wells Fargo & Co. 2.550%, 12/07/20	1,717,000	1,748,469
2.600%, 07/22/20	1,479,000	1,513,433
3.550%, 09/29/25 (f)	2,235,000	2,343,102
3.900%, 05/01/45	2,148,000	2,148,253
4.900%, 11/17/45	969,000	1,040,068

		133,652,766

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,844,000	3,950,045
3.300%, 02/01/23	3,105,000	3,228,029
3.650%, 02/01/26	2,940,000	3,091,742
4.700%, 02/01/36	1,240,000	1,340,073
4.900%, 02/01/46	1,825,000	2,039,551
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	860,000	817,051
Molson Coors Brewing Co. 5.000%, 05/01/42	607,000	631,497
PepsiCo, Inc. 4.450%, 04/14/46	2,150,000	2,397,147

		17,495,135

Biotechnology—0.6%
Amgen, Inc. 2.125%, 05/01/20 (f)	2,559,000	2,590,361
4.400%, 05/01/45	758,000	773,671
5.650%, 06/15/42	1,511,000	1,776,869
Biogen, Inc. 2.900%, 09/15/20	915,000	941,671
3.625%, 09/15/22	1,563,000	1,653,179
4.050%, 09/15/25 (f)	1,315,000	1,405,316
5.200%, 09/15/45	295,000	327,212
Celgene Corp. 2.250%, 05/15/19 (f)	2,053,000	2,082,779
3.250%, 08/15/22	2,085,000	2,153,021
Gilead Sciences, Inc. 2.350%, 02/01/20	589,000	602,644
3.650%, 03/01/26	496,000	527,066
4.500%, 02/01/45	547,000	579,387
4.600%, 09/01/35	564,000	612,114
4.750%, 03/01/46	1,278,000	1,398,889
4.800%, 04/01/44	3,772,000	4,130,853

		21,555,032

Building Materials—0.0%
Cemex Finance LLC 5.250%, 04/01/21 (EUR)	100,000	114,069
HeidelbergCement AG 2.250%, 03/30/23 (EUR)	50,000	56,824

Building Materials—(Continued)
Standard Industries, Inc. 6.000%, 10/15/25 (144A)	690,000	729,675

		900,568

Chemicals—0.3%
Agrium, Inc. 4.125%, 03/15/35	1,155,000	1,003,659
CF Industries, Inc. 3.450%, 06/01/23 (f)	1,090,000	1,054,313
5.375%, 03/15/44	1,793,000	1,649,327
Dow Chemical Co. (The) 4.375%, 11/15/42	726,000	696,874
4.625%, 10/01/44	982,000	982,554
Eastman Chemical Co. 4.800%, 09/01/42	1,236,000	1,172,203
Ecolab, Inc. 2.250%, 01/12/20	1,595,000	1,611,237
Monsanto Co. 3.600%, 07/15/42	1,802,000	1,455,439
Sherwin-Williams Co. (The) 4.000%, 12/15/42	565,000	539,720

		10,165,326

Coal—0.0%
CONSOL Energy, Inc. 5.875%, 04/15/22 (f)	1,320,000	951,218

Commercial Services—0.2%
Catholic Health Initiatives 4.350%, 11/01/42	550,000	543,016
EC Finance plc 5.125%, 07/15/21 (EUR)	100,000	119,195
Moody’s Corp. 4.500%, 09/01/22	1,667,000	1,811,780
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	250,000	302,966
Total System Services, Inc. 4.800%, 04/01/26	3,469,000	3,579,467

		6,356,424

Computers—1.1%
Apple, Inc. 2.100%, 05/06/19	3,725,000	3,829,382
3.250%, 02/23/26	7,200,000	7,517,275
3.450%, 02/09/45	1,028,000	928,443
4.650%, 02/23/46	9,293,000	10,144,741
Hewlett Packard Enterprise Co. 2.850%, 10/05/18 (144A)	2,705,000	2,750,422
3.600%, 10/15/20 (144A) (f)	3,456,000	3,593,691
HP, Inc. 3.750%, 12/01/20 (f)	357,000	369,391
International Business Machines Corp. 3.450%, 02/19/26 (f)	10,010,000	10,507,427

		39,640,772

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—0.8%
American Express Credit Corp. 1.125%, 06/05/17 (f)	6,272,000	$6,266,293
2.250%, 08/15/19	1,959,000	1,983,393
Capital One Bank USA N.A. 2.300%, 06/05/19 (f)	500,000	498,286
GE Capital International Funding Co. 3.373%, 11/15/25 (144A)	5,226,000	5,576,639
Intercontinental Exchange, Inc. 2.750%, 12/01/20	1,085,000	1,107,822
3.750%, 12/01/25	694,000	708,457
Jefferies Group LLC 6.500%, 01/20/43	648,000	577,300
MasterCard, Inc. 3.375%, 04/01/24	2,285,000	2,443,593
Mercury Bondco plc 8.250%, 05/30/21 (EUR) (g)	100,000	115,212
Synchrony Financial 2.600%, 01/15/19	1,706,000	1,709,644
2.700%, 02/03/20	1,079,000	1,069,185
4.500%, 07/23/25	2,197,000	2,259,803
Visa, Inc. 2.800%, 12/14/22	3,556,000	3,708,446
3.150%, 12/14/25	1,603,000	1,673,332
4.150%, 12/14/35	411,000	441,665

		30,139,070

Electric—1.7%
Alabama Power Co. 2.800%, 04/01/25	477,000	481,521
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	1,104,000	1,124,889
3.500%, 02/01/25	1,060,000	1,118,934
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	560,000	616,437
CMS Energy Corp. 3.875%, 03/01/24 (f)	1,881,000	1,989,419
Commonwealth Edison Co. 4.700%, 01/15/44	1,451,000	1,651,975
Consumers Energy Co. 3.950%, 05/15/43	894,000	918,969
Dominion Resources, Inc. 1.950%, 08/15/16	2,289,000	2,296,231
2.500%, 12/01/19	2,587,000	2,616,290
DTE Electric Co. 3.950%, 06/15/42	1,109,000	1,142,767
DTE Energy Co. 2.400%, 12/01/19	791,000	797,096
3.500%, 06/01/24	2,352,000	2,417,235
Duke Energy Carolinas LLC 3.750%, 06/01/45	1,109,000	1,093,644
4.250%, 12/15/41	1,865,000	1,993,519
Duke Energy Corp. 3.050%, 08/15/22	150,000	151,418
3.750%, 04/15/24	1,582,000	1,653,972
4.800%, 12/15/45	730,000	776,737

Electric—(Continued)
Duke Energy Florida LLC 3.850%, 11/15/42	1,109,000	1,076,685
Entergy Arkansas, Inc. 3.700%, 06/01/24	1,834,000	1,957,861
Exelon Corp. 2.850%, 06/15/20	3,225,000	3,291,093
Florida Power & Light Co. 3.800%, 12/15/42	627,000	638,909
Georgia Power Co. 3.000%, 04/15/16	4,476,000	4,478,923
NiSource Finance Corp. 3.850%, 02/15/23	1,958,000	2,053,296
Pacific Gas & Electric Co. 4.300%, 03/15/45	839,000	903,561
4.750%, 02/15/44	545,000	620,261
PacifiCorp 3.350%, 07/01/25	3,477,000	3,666,062
3.600%, 04/01/24	4,004,000	4,283,776
PG&E Corp. 2.400%, 03/01/19	1,634,000	1,655,802
Progress Energy, Inc. 4.875%, 12/01/19	409,000	448,548
Public Service Co. of Colorado 2.500%, 03/15/23	1,503,000	1,504,225
Puget Sound Energy, Inc. 4.300%, 05/20/45	1,922,000	2,072,058
Southern California Edison Co. 1.250%, 11/01/17	1,080,000	1,077,487
Southern Co. (The) 1.950%, 09/01/16	2,212,000	2,222,447
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	3,395,000	3,507,425
Virginia Electric & Power Co. 3.450%, 02/15/24	1,744,000	1,827,768
4.200%, 05/15/45 (f)	1,419,000	1,490,516
4.450%, 02/15/44	437,000	476,667

		62,094,423

Electronics—0.0%
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	306,000	357,163

Energy-Alternate Sources—0.0%
CE Energy A/S 7.000%, 02/01/21 (EUR)	156,000	187,276

Engineering & Construction—0.0%
Obrascon Huarte Lain S.A. 5.500%, 03/15/23 (EUR)	200,000	181,290

Entertainment—0.0%
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	25,143	37,195
Intralot Capital Luxembourg S.A. 6.000%, 05/15/21 (EUR)	100,000	101,842

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
PortAventura Entertainment Barcelona B.V. 7.250%, 12/01/20 (EUR)	140,000	$163,662
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	150,000	223,236

		525,935

Environmental Control—0.1%
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (g)	107,110	113,471
Republic Services, Inc. 3.200%, 03/15/25	1,798,000	1,807,551
Waste Management, Inc. 3.125%, 03/01/25	1,162,000	1,190,853
3.900%, 03/01/35	1,291,000	1,253,156

		4,365,031

Food—0.1%
Bakkavor Finance 2 plc 8.750%, 06/15/20 (GBP)	180,000	276,686
Kraft Heinz Foods Co. 6.875%, 01/26/39	678,000	866,180
Sysco Corp. 4.500%, 04/01/46	676,000	687,455

		1,830,321

Forest Products & Paper—0.1%
International Paper Co. 3.650%, 06/15/24 (f)	1,361,000	1,381,144
4.800%, 06/15/44	929,000	894,681

		2,275,825

Gas—0.0%
Sempra Energy 2.875%, 10/01/22	896,000	885,649

Healthcare-Products—0.9%
Abbott Laboratories 2.550%, 03/15/22	2,858,000	2,908,592
Becton Dickinson & Co. 1.450%, 05/15/17	1,820,000	1,822,914
1.800%, 12/15/17	845,000	848,552
2.675%, 12/15/19	2,692,000	2,757,943
3.125%, 11/08/21	1,286,000	1,328,486
4.685%, 12/15/44	367,000	396,419
Boston Scientific Corp. 2.650%, 10/01/18	1,872,000	1,905,170
2.850%, 05/15/20	2,268,000	2,303,376
3.850%, 05/15/25	1,795,000	1,861,388
Medtronic, Inc. 2.500%, 03/15/20	1,749,000	1,809,886
3.125%, 03/15/22 (f)	1,645,000	1,736,321
3.625%, 03/15/24	2,067,000	2,219,427
4.625%, 03/15/44 (f)	1,993,000	2,227,022
4.625%, 03/15/45	1,353,000	1,514,302

Healthcare-Products—(Continued)
St. Jude Medical, Inc. 2.800%, 09/15/20	1,578,000	1,613,644
3.875%, 09/15/25 (f)	505,000	526,052
Stryker Corp. 3.375%, 11/01/25 (f)	703,000	721,066
3.500%, 03/15/26 (f)	1,175,000	1,217,694
4.625%, 03/15/46	1,016,000	1,085,021
Thermo Fisher Scientific, Inc. 3.300%, 02/15/22	1,695,000	1,727,825
3.650%, 12/15/25	550,000	559,413
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	889,000	898,242
4.250%, 08/15/35	1,145,000	1,118,027

		35,106,782

Healthcare-Services—0.9%
Aetna, Inc. 4.125%, 11/15/42	786,000	757,960
4.500%, 05/15/42	1,593,000	1,619,232
Anthem, Inc. 1.875%, 01/15/18	5,068,000	5,084,055
2.300%, 07/15/18	7,006,000	7,085,714
4.650%, 08/15/44 (f)	1,036,000	1,029,392
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	784,664
Care UK Health & Social Care plc 5.591%, 07/15/19 (GBP) (b)	100,000	122,907
Cigna Corp. 3.250%, 04/15/25	3,015,000	3,006,673
Dignity Health 5.267%, 11/01/64	1,775,000	1,923,214
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,589,650
Ochsner Clinic Foundation 5.897%, 05/15/45	685,000	794,518
Roche Holdings, Inc. 2.875%, 09/29/21 (144A)	1,820,000	1,908,108
3.000%, 11/10/25 (144A) (f)	1,108,000	1,147,023
Southern Baptist Hospital of Florida, Inc. 4.857%, 07/15/45	650,000	719,455
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	100,000	120,276
UnitedHealth Group, Inc. 2.700%, 07/15/20	944,000	980,622
2.875%, 12/15/21	2,021,000	2,098,758
3.350%, 07/15/22	932,000	991,470
3.950%, 10/15/42	2,478,000	2,493,099
4.625%, 07/15/35	377,000	420,875

		34,677,665

Household Products/Wares—0.1%
Kimberly-Clark Corp. 1.900%, 05/22/19	2,805,000	2,852,486
2.650%, 03/01/25	833,000	847,073
2.750%, 02/15/26 (f)	1,010,000	1,032,310

		4,731,869

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Housewares—0.1%
Newell Rubbermaid, Inc. 2.875%, 12/01/19	906,000	$915,905
4.200%, 04/01/26	1,751,000	1,831,623

		2,747,528

Insurance—1.1%
Aflac, Inc. 3.625%, 06/15/23	1,263,000	1,327,371
Allstate Corp. (The) 3.150%, 06/15/23	1,270,000	1,305,655
American International Group, Inc. 3.375%, 08/15/20 (f)	2,288,000	2,363,838
3.750%, 07/10/25	1,511,000	1,509,199
3.875%, 01/15/35	673,000	601,172
3.900%, 04/01/26	12,711,000	12,750,633
4.375%, 01/15/55	1,207,000	1,055,493
4.500%, 07/16/44	1,615,000	1,523,152
Aon plc 4.750%, 05/15/45	2,004,000	2,033,138
Berkshire Hathaway, Inc. 3.125%, 03/15/26	4,552,000	4,667,375
Lincoln National Corp. 3.350%, 03/09/25 (f)	656,000	630,682
Loews Corp. 2.625%, 05/15/23	1,270,000	1,252,701
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	359,000	367,533
MassMutual Global Funding 2.350%, 04/09/19 (144A)	4,203,000	4,295,134
Prudential Financial, Inc. 4.600%, 05/15/44 (f)	2,509,000	2,519,001
Travelers Cos., Inc. (The) 4.600%, 08/01/43	2,012,000	2,267,842
XLIT, Ltd. 2.300%, 12/15/18	2,013,000	2,019,534

		42,489,453

Internet—0.1%
Amazon.com, Inc. 2.600%, 12/05/19	2,713,000	2,822,426

Iron/Steel—0.0%
Nucor Corp. 5.200%, 08/01/43	901,000	916,862

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	100,000	110,860

Machinery-Diversified—0.1%
John Deere Capital Corp. 3.350%, 06/12/24	2,650,000	2,766,123
Rockwell Automation, Inc. 2.875%, 03/01/25	1,074,000	1,089,643

		3,855,766

Media—1.8%
21st Century Fox America, Inc. 3.700%, 09/15/24 (f)	1,130,000	1,189,674
3.700%, 10/15/25 (f)	517,000	541,333
4.750%, 09/15/44	791,000	818,803
4.950%, 10/15/45 (f)	223,000	238,417
Altice Luxembourg S.A. 6.250%, 02/15/25 (EUR)	261,000	266,951
7.250%, 05/15/22 (EUR)	100,000	112,453
CBS Corp. 2.300%, 08/15/19	2,077,000	2,098,466
CCO Safari LLC 3.579%, 07/23/20 (144A)	2,563,000	2,618,968
4.464%, 07/23/22 (144A)	1,885,000	1,970,330
4.908%, 07/23/25 (144A)	2,520,000	2,658,136
6.384%, 10/23/35 (144A)	1,407,000	1,553,270
Comcast Corp. 2.750%, 03/01/23 (f)	4,088,000	4,224,408
3.150%, 03/01/26	8,540,000	8,891,506
3.375%, 08/15/25 (f)	1,578,000	1,678,512
4.250%, 01/15/33	665,000	708,218
4.400%, 08/15/35	2,001,000	2,167,904
4.600%, 08/15/45	1,017,000	1,128,274
Discovery Communications LLC 3.450%, 03/15/25 (f)	1,396,000	1,317,803
4.875%, 04/01/43	533,000	468,483
4.900%, 03/11/26	5,835,000	6,016,025
NBCUniversal Enterprise, Inc. 5.250%, 03/29/49 (144A)	4,585,000	4,722,550
NBCUniversal Media LLC 4.450%, 01/15/43	1,514,000	1,630,669
Numericable-SFR SAS 5.375%, 05/15/22 (EUR)	100,000	115,781
Scripps Networks Interactive, Inc. 2.750%, 11/15/19 (f)	1,501,000	1,507,995
Telenet Finance Luxembourg SCA 6.750%, 08/15/24 (EUR)	320,000	399,631
Time Warner Cable, Inc. 4.000%, 09/01/21	503,000	526,347
4.125%, 02/15/21	3,589,000	3,792,094
4.500%, 09/15/42	161,000	142,921
5.000%, 02/01/20	1,723,000	1,870,263
5.500%, 09/01/41	588,000	583,126
Time Warner, Inc. 2.100%, 06/01/19 (f)	3,352,000	3,380,888
3.600%, 07/15/25 (f)	820,000	841,687
4.650%, 06/01/44	1,829,000	1,788,771
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.000%, 01/15/25 (EUR)	105,000	121,869
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	100,000	110,627
Viacom, Inc. 2.750%, 12/15/19	1,650,000	1,680,413
4.500%, 03/01/21 (f)	1,779,000	1,917,529
Virgin Media Secured Finance plc 6.000%, 04/15/21 (GBP)	396,000	592,927

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Ziggo Bond Finance B.V. 4.625%, 01/15/25 (EUR)	100,000	$110,945

		66,504,967

Mining—0.0%
Anglo American Capital plc 3.500%, 03/28/22 (EUR)	100,000	92,848

Miscellaneous Manufacturing—0.3%
Eaton Corp. 2.750%, 11/02/22	4,194,000	4,196,084
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	100,000	92,288
General Electric Co. 3.100%, 01/09/23	1,404,000	1,486,721
3.150%, 09/07/22	908,000	968,087
4.500%, 03/11/44	2,960,000	3,304,106
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,538,000	1,543,900
4.650%, 11/01/44	306,000	315,127

		11,906,313

Oil & Gas—1.0%
Anadarko Petroleum Corp. 4.500%, 07/15/44 (f)	1,209,000	948,386
7.950%, 06/15/39	1,208,000	1,329,269
BP Capital Markets plc 2.237%, 05/10/19 (f)	3,701,000	3,745,867
California Resources Corp. 8.000%, 12/15/22 (144A)	383,000	147,455
Chevron Corp. 1.961%, 03/03/20 (f)	3,336,000	3,380,789
2.193%, 11/15/19 (f)	855,000	871,273
Continental Resources, Inc. 3.800%, 06/01/24 (f)	1,310,000	1,034,900
4.900%, 06/01/44	1,500,000	1,117,500
Exxon Mobil Corp. 1.819%, 03/15/19 (f)	3,300,000	3,349,262
4.114%, 03/01/46	1,782,000	1,889,455
Marathon Petroleum Corp. 4.750%, 09/15/44	1,016,000	813,062
MEG Energy Corp. 6.500%, 03/15/21 (144A)	448,000	270,480
7.000%, 03/31/24 (144A)	3,359,000	1,981,810
Petrobras Global Finance B.V. 6.250%, 12/14/26 (GBP)	200,000	198,371
Phillips 66 4.875%, 11/15/44	1,027,000	1,028,868
Shell International Finance B.V. 2.125%, 05/11/20	3,564,000	3,597,042
3.625%, 08/21/42 (f)	1,100,000	984,490
4.125%, 05/11/35	2,748,000	2,815,694
Statoil ASA 2.900%, 11/08/20 (f)	3,233,000	3,317,061
Transocean, Inc. 6.800%, 03/15/38 (f)	582,000	291,000

Oil & Gas—(Continued)
Valero Energy Corp. 3.650%, 03/15/25	2,548,000	2,503,181
Woodside Finance, Ltd. 3.650%, 03/05/25 (144A)	353,000	327,921

		35,943,136

Oil & Gas Services—0.1%
Schlumberger Holdings Corp. 3.000%, 12/21/20 (144A)	2,972,000	3,013,118

Packaging & Containers—0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.250%, 01/15/22 (EUR)	100,000	115,212
Horizon Holdings SASU 7.250%, 08/01/23 (EUR)	100,000	119,479
Novelis, Inc. 8.750%, 12/15/20 (f)	7,985,000	8,059,261

		8,293,952

Pharmaceuticals—1.4%
AbbVie, Inc. 2.500%, 05/14/20	3,448,000	3,510,312
2.900%, 11/06/22	1,946,000	1,980,380
4.400%, 11/06/42	1,618,000	1,634,669
4.500%, 05/14/35	958,000	995,371
Actavis Funding SCS 2.350%, 03/12/18	3,614,000	3,656,689
3.000%, 03/12/20	7,722,000	7,939,822
4.750%, 03/15/45	5,000,000	5,258,525
AmerisourceBergen Corp. 1.150%, 05/15/17	2,313,000	2,306,153
3.250%, 03/01/25	602,000	610,451
4.250%, 03/01/45	602,000	581,325
AstraZeneca plc 3.375%, 11/16/25	1,854,000	1,920,436
4.375%, 11/16/45	768,000	817,624
Bristol-Myers Squibb Co. 4.500%, 03/01/44 (f)	729,000	827,384
Eli Lilly & Co. 3.700%, 03/01/45	979,000	996,260
Express Scripts Holding Co. 1.250%, 06/02/17	1,840,000	1,836,256
3.900%, 02/15/22	1,286,000	1,340,820
GlaxoSmithKline Capital plc 2.850%, 05/08/22	1,818,000	1,904,306
Johnson & Johnson 2.450%, 03/01/26	4,578,000	4,594,769
Mylan, Inc. 3.125%, 01/15/23 (144A)	1,298,000	1,241,781
Novartis Capital Corp. 3.000%, 11/20/25	1,090,000	1,137,180
4.000%, 11/20/45	348,000	372,440
4.400%, 04/24/20	2,563,000	2,849,730

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Pfizer, Inc. 4.300%, 06/15/43	851,000	$931,578
4.400%, 05/15/44 (f)	969,000	1,095,480
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21 (f)	841,000	876,483
Valeant Pharmaceuticals International, Inc. 4.500%, 05/15/23 (EUR)	200,000	167,271
Zoetis, Inc. 3.250%, 02/01/23	1,218,000	1,204,461

		52,587,956

Pipelines—0.6%
Enterprise Products Operating LLC 3.700%, 02/15/26 (f)	2,732,000	2,679,636
3.900%, 02/15/24 (f)	1,366,000	1,380,709
4.450%, 02/15/43	2,714,000	2,422,123
Kinder Morgan Energy Partners L.P. 3.500%, 03/01/21	3,509,000	3,377,756
3.950%, 09/01/22	1,124,000	1,078,996
4.700%, 11/01/42	1,879,000	1,476,084
5.625%, 09/01/41	463,000	401,858
Kinder Morgan, Inc. 3.050%, 12/01/19	703,000	692,105
Spectra Energy Partners L.P. 3.500%, 03/15/25 (f)	1,789,000	1,727,922
Sunoco Logistics Partners Operations L.P. 3.450%, 01/15/23	2,370,000	2,116,114
TransCanada PipeLines, Ltd. 1.875%, 01/12/18	1,111,000	1,109,432
2.500%, 08/01/22	1,407,000	1,331,433
4.625%, 03/01/34	2,482,000	2,371,320
Western Gas Partners L.P. 4.000%, 07/01/22	1,851,000	1,656,858

		23,822,346

Real Estate—0.0%
ProLogis L.P. 3.750%, 11/01/25 (f)	412,000	429,898

Real Estate Investment Trusts—0.3%
American Tower Corp. 3.300%, 02/15/21	1,342,000	1,364,978
3.450%, 09/15/21	1,554,000	1,589,032
3.500%, 01/31/23	397,000	400,763
4.400%, 02/15/26 (f)	264,000	279,163
5.000%, 02/15/24	391,000	429,072
AvalonBay Communities, Inc. 3.500%, 11/15/25	250,000	259,000
Crown Castle International Corp. 5.250%, 01/15/23	745,000	803,669
ERP Operating L.P. 3.375%, 06/01/25	1,153,000	1,187,866
Omega Healthcare Investors, Inc. 4.500%, 04/01/27	1,039,000	994,320

Real Estate Investment Trusts—(Continued)
Simon Property Group L.P. 2.500%, 07/15/21 (f)	803,000	820,532
3.375%, 10/01/24 (f)	1,717,000	1,796,346
4.250%, 10/01/44 (f)	825,000	849,768

		10,774,509

Retail—0.7%
CVS Health Corp. 4.000%, 12/05/23	1,757,000	1,936,885
4.875%, 07/20/35	3,071,000	3,424,070
5.300%, 12/05/43	843,000	995,302
Hema Bondco B.V. 6.250%, 06/15/19 (EUR)	100,000	82,953
Home Depot, Inc. (The) 3.350%, 09/15/25	418,000	452,955
4.400%, 03/15/45	493,000	548,316
5.400%, 09/15/40	677,000	847,463
Lowe’s Cos., Inc. 3.375%, 09/15/25 (f)	459,000	492,146
4.250%, 09/15/44	524,000	562,955
4.375%, 09/15/45	344,000	382,218
Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	1,439,000	1,168,459
McDonald’s Corp. 2.750%, 12/09/20 (f)	607,000	628,687
3.700%, 01/30/26	583,000	617,480
4.600%, 05/26/45	135,000	142,061
4.700%, 12/09/35	433,000	465,303
4.875%, 12/09/45	510,000	557,158
New Look Secured Issuer plc 6.500%, 07/01/22 (GBP)	100,000	141,040
Punch Taverns Finance B, Ltd. 5.267%, 03/30/24 (GBP)	95,384	119,440
QVC, Inc. 3.125%, 04/01/19	1,103,000	1,106,417
5.125%, 07/02/22	1,817,000	1,906,487
Target Corp. 3.500%, 07/01/24	783,000	858,838
4.000%, 07/01/42 (f)	767,000	821,166
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	174,199	244,693
Wal-Mart Stores, Inc. 2.550%, 04/11/23	1,376,000	1,415,517
4.000%, 04/11/43 (f)	708,000	750,013
Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	5,144,000	5,112,205

		25,780,227

Savings & Loans—0.0%
Washington Mutual Bank Zero Coupon, 05/01/09 (h)	720,000	147,600
Zero Coupon, 11/06/09 (h)	1,430,000	293,150
Zero Coupon, 02/04/11 (h)	1,247,000	255,635
Zero Coupon, 12/13/49 (h)	900,000	184,500

		880,885

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.1%
Analog Devices, Inc. 3.900%, 12/15/25	347,000	$374,781
5.300%, 12/15/45	353,000	396,145
QUALCOMM, Inc. 4.800%, 05/20/45	961,000	951,954

		1,722,880

Software—0.3%
Fidelity National Information Services, Inc. 3.625%, 10/15/20	259,000	267,683
Microsoft Corp. 3.500%, 02/12/35	2,044,000	2,001,763
4.450%, 11/03/45	204,000	226,270
Oracle Corp. 2.800%, 07/08/21	3,872,000	4,053,480
3.250%, 05/15/30 (f)	2,792,000	2,814,428
4.375%, 05/15/55	939,000	945,824

		10,309,448

Telecommunications—1.4%
America Movil S.A.B. de C.V. 2.375%, 09/08/16	7,975,000	8,008,360
AT&T, Inc. 2.300%, 03/11/19 (f)	2,035,000	2,077,737
2.375%, 11/27/18	1,683,000	1,719,243
2.450%, 06/30/20 (f)	3,043,000	3,083,536
3.000%, 06/30/22	3,744,000	3,798,438
3.400%, 05/15/25	2,803,000	2,809,568
3.875%, 08/15/21	2,472,000	2,630,500
4.300%, 12/15/42	2,302,000	2,107,044
4.600%, 02/15/21	3,066,000	3,354,308
4.750%, 05/15/46	267,000	260,447
6.375%, 03/01/41	1,032,000	1,201,622
Juniper Networks, Inc. 3.300%, 06/15/20	1,478,000	1,498,822
Orange S.A. 4.000%, 10/01/21 (EUR) (b)	300,000	347,412
5.500%, 02/06/44 (f)	1,256,000	1,496,329
Rogers Communications, Inc. 3.625%, 12/15/25	447,000	465,346
5.000%, 03/15/44	394,000	434,013
Telecom Italia S.p.A. 3.250%, 01/16/23 (EUR)	100,000	119,001
Verizon Communications, Inc. 2.625%, 02/21/20	3,817,000	3,927,456
3.450%, 03/15/21 (f)	3,553,000	3,771,140
3.850%, 11/01/42	3,742,000	3,398,151
4.400%, 11/01/34	3,524,000	3,562,577
4.862%, 08/21/46	633,000	667,512
5.050%, 03/15/34	1,201,000	1,301,720
Vodafone Group plc 2.500%, 09/26/22	1,329,000	1,298,434
Wind Acquisition Finance S.A. 4.000%, 07/15/20 (EUR)	100,000	112,794

		53,451,510

Transportation—0.6%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	444,000	461,951
3.450%, 09/15/21 (f)	610,000	652,142
4.150%, 04/01/45	758,000	777,768
4.700%, 09/01/45 (f)	665,000	740,632
Canadian National Railway Co. 2.750%, 03/01/26	3,213,000	3,290,462
CSX Corp. 3.350%, 11/01/25 (f)	782,000	805,268
4.100%, 03/15/44	1,084,000	1,069,485
FedEx Corp. 3.900%, 02/01/35	219,000	212,002
4.100%, 02/01/45	1,295,000	1,231,849
4.550%, 04/01/46	1,393,000	1,431,595
4.750%, 11/15/45	1,053,000	1,114,420
4.900%, 01/15/34	768,000	829,836
Norfolk Southern Corp. 4.450%, 06/15/45	1,195,000	1,233,838
Onorato Armatori S.p.A. 7.750%, 02/15/23 (EUR)	100,000	119,195
Ryder System, Inc. 2.450%, 09/03/19	1,629,000	1,630,530
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	200,000	237,821
Union Pacific Corp. 3.375%, 02/01/35	668,000	643,508
3.875%, 02/01/55	1,997,000	1,872,223
4.050%, 11/15/45 (f)	196,000	201,021
4.375%, 11/15/65	875,000	866,997
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	1,779,605	1,812,278

		21,234,821

Trucking & Leasing—0.2%
Aviation Capital Group Corp. 2.875%, 09/17/18 (144A)	3,355,000	3,368,688
GATX Corp. 2.600%, 03/30/20	1,747,000	1,714,936
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	2,673,000	2,653,891

		7,737,515

Total Corporate Bonds & Notes (Cost $875,824,833)		885,200,035

Asset-Backed Securities—8.5%

Asset-Backed - Automobile—0.0%
Chrysler Capital Auto Receivables Trust 0.850%, 05/15/18 (144A)	377,873	377,706
Santander Drive Auto Receivables Trust 1.430%, 11/16/18 (144A)	170,623	170,640
1.430%, 02/19/19 (144A)	107,859	107,868
1.430%, 04/16/19 (144A)	275,065	275,153
1.430%, 06/18/19 (144A)	206,915	206,963

		1,138,330

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—0.1%
CHLUPA Trust 3.326%, 08/15/20 (144A)	1,779,896	$1,775,446
World Financial Network Credit Card Master Trust 4.550%, 08/15/22	1,600,000	1,650,414

		3,425,860

Asset-Backed - Home Equity—0.6%
Bayview Financial Revolving Asset Trust 1.433%, 05/28/39 (144A) (b)	9,254,664	6,711,521
Bear Stearns Asset-Backed Securities Trust 0.573%, 11/25/36 (b)	2,570,052	2,137,922
0.573%, 12/25/36 (b)	2,685,030	1,991,729
1.236%, 01/25/36 (b)	340,000	315,875
Citigroup Mortgage Loan Trust, Inc. 0.683%, 08/25/36 (b)	1,810,000	1,283,454
Countrywide Asset-Backed Certificates 0.753%, 10/25/36 (b)	2,645,148	2,197,137
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	755,137	739,476
6.155%, 06/25/35	472,843	429,340
Home Equity Mortgage Trust 5.367%, 07/25/36	974,879	389,640
Home Loan Mortgage Loan Trust 0.796%, 04/15/36 (b)	1,332,779	1,163,418
Mastr Asset Backed Securities Trust 0.713%, 05/25/37 (b)	621,846	410,543
Morgan Stanley Mortgage Loan Trust 0.653%, 04/25/37 (b)	10,321,798	4,131,045

		21,901,100

Asset-Backed - Manufactured Housing—0.2%
BCMSC Trust 7.575%, 06/15/30 (b)	1,279,081	602,992
7.830%, 06/15/30 (b)	1,187,003	577,555
8.290%, 06/15/30 (b)	2,032,885	1,044,641
Conseco Financial Corp. 6.280%, 09/01/30	829,588	875,640
Greenpoint Manufactured Housing 8.290%, 12/15/29 (b)	440,000	480,290
9.230%, 12/15/29 (b)	190,347	160,786
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	2,430,000	2,551,197
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (b)	349,140	288,375

		6,581,476

Asset-Backed - Other—6.2%
ACAS CLO, Ltd. 2.943%, 09/20/23 (144A) (b)	2,290,000	2,250,481
Adirondack Park CLO, Ltd. 2.622%, 04/15/24 (144A) (b)	500,000	490,293
ALM, Ltd. 2.051%, 07/28/26 (144A) (b)	2,690,000	2,670,371

Asset-Backed - Other—(Continued)
ALM, Ltd. 2.469%, 04/24/24 (144A) (b)	2,648,000	2,609,028
2.770%, 10/18/27 (144A) (b)	900,000	891,524
American Homes 4 Rent 1.441%, 06/17/31 (144A) (b)	507,630	497,709
American Money Management Corp. 1.000%, 01/15/22 (b)	1,060,000	1,060,000
AMMC CLO, Ltd. 2.787%, 11/15/27 (144A) (b)	620,000	612,313
Anchorage Capital CLO, Ltd. 2.372%, 07/13/25 (144A) (b)	550,000	532,040
Apidos CLO 1.722%, 04/15/25 (144A) (b)	3,204,000	3,157,475
2.010%, 01/17/23 (144A) (b)	1,890,000	1,874,821
2.472%, 07/15/23 (144A) (b)	2,065,000	1,981,345
AVANT Loans Funding Trust 4.000%, 08/16/21 (144A)	1,437,983	1,416,413
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	669,728	650,450
3.336%, 11/15/48 (144A)	1,298,222	1,325,760
Battalion CLO, Ltd. 2.021%, 10/22/25 (144A) (b)	5,205,000	5,154,871
Bayview Opportunity Master Fund Trust 3.623%, 04/28/30 (144A)	656,293	655,090
3.721%, 02/28/35 (144A) (b)	595,616	595,293
3.844%, 11/28/29 (144A)	1,264,066	1,258,933
Benefit Street Partners CLO, Ltd. 1.822%, 07/15/24 (144A) (b)	2,240,000	2,198,665
2.573%, 01/20/28 (144A) (b)	2,010,000	1,960,005
Carlyle Global Market Strategies CLO, Ltd. 2.014%, 01/20/25 (144A) (b)	7,485,000	7,451,594
Carrington Mortgage Loan Trust 0.553%, 10/25/36 (b)	652,664	336,528
0.583%, 06/25/37 (b)	785,456	702,046
0.653%, 12/25/36 (b)	730,000	382,008
0.673%, 08/25/36 (b)	4,800,000	2,647,184
Chase Funding Trust 6.333%, 04/25/32	638,554	648,870
CIFC Funding, Ltd. 1.587%, 01/19/23 (144A) (b)	2,641,352	2,641,352
2.105%, 05/24/26 (144A) (b)	2,780,000	2,756,528
2.200%, 01/17/27 (144A) (b)	1,965,000	1,951,375
2.486%, 11/27/24 (144A) (b)	1,270,000	1,234,362
Colony American Homes 1.641%, 07/17/32 (144A) (b)	1,697,387	1,658,858
Countrywide Asset-Backed Certificates 0.593%, 01/25/46 (b)	4,856,484	4,365,979
0.653%, 12/25/25 (b)	126,680	449,821
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.727%, 12/15/33 (144A) (b)	1,070,041	887,365
Countrywide Revolving Home Equity loan Trust 0.616%, 05/15/35 (b)	912,430	751,963
Credit Suisse Mortgage Capital Certificates 3.500%, 02/25/55 (144A)	1,963,720	1,900,611

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CT CDO, Ltd. 0.742%, 10/20/43 (144A) (b)	630,783	$629,383
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,960,988	7,023,386
Dryden Senior Loan Fund 1.718%, 08/15/25 (144A) (b)	1,035,000	1,018,828
2.002%, 01/15/25 (144A) (b)	660,000	656,152
First Franklin Mortgage Loan Trust 0.643%, 12/25/36 (b)	12,426,273	7,371,175
Fraser Sullivan CLO, Ltd. 3.124%, 04/20/23 (144A) (b)	1,150,000	1,099,927
GFT Mortgage Loan Trust 3.721%, 01/25/55 (144A)	1,477,086	1,455,244
GT Loan Financing, Ltd. 1.891%, 10/28/24 (144A) (b)	5,670,000	5,622,094
Highbridge Loan Management, Ltd. 2.531%, 09/20/22 (144A) (b)	1,720,000	1,698,698
Invitation Homes Trust 1.541%, 09/17/31 (144A) (b)	2,840,864	2,781,520
1.741%, 08/17/32 (144A) (b)	2,086,350	2,055,578
KKR Financial CLO, Ltd. 1.772%, 07/15/25 (144A) (b)	4,895,000	4,793,957
Knollwood CDO, Ltd. 3.820%, 01/10/39 (144A) (b) (i)	794,471	8
Long Beach Mortgage Loan Trust 0.593%, 11/25/36 (b)	3,267,515	1,292,912
0.623%, 03/25/46 (b)	1,699,767	646,229
0.653%, 02/25/36 (b)	3,062,753	2,410,818
0.653%, 11/25/36 (b)	961,476	385,300
Merrill Lynch First Franklin Mortgage Loan Trust 0.673%, 05/25/37 (b)	12,922,634	6,838,364
Northwoods Capital, Ltd. 2.040%, 01/18/24 (144A) (b)	5,070,000	5,014,468
Oaktree EIF, Ltd. 2.917%, 11/15/25 (144A) (b)	1,195,000	1,147,017
OCP CLO, Ltd. 2.151%, 04/17/27 (144A) (b)	280,000	275,578
Octagon Investment Partners, Ltd. 1.740%, 07/17/25 (144A) (b)	5,600,000	5,506,810
OHA Credit Partners, Ltd. 1.744%, 04/20/25 (144A) (b)	590,000	582,675
OHA Loan Funding, Ltd. 1.888%, 08/23/24 (144A) (b)	5,670,000	5,624,957
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	6,376,000	6,359,985
4.320%, 07/18/25 (144A) (i)	3,000,000	2,782,670
5.640%, 07/18/25 (144A) (i)	1,490,000	1,373,908
OZLM Funding, Ltd. 1.771%, 07/22/25 (144A) (b)	9,625,000	9,505,910
2.096%, 10/30/23 (144A) (b)	5,275,000	5,256,021
PFS Tax Lien Trust 1.440%, 05/15/29 (144A)	2,644,488	2,636,260
Pretium Mortgage Credit Partners LLC 4.375%, 11/27/30 (144A)	2,133,111	2,128,167
Progress Residential Trust 2.740%, 06/12/32 (144A)	1,129,515	1,128,750
6.643%, 11/12/32 (144A)	250,000	238,564

Asset-Backed - Other—(Continued)
Race Point CLO, Ltd. 1.868%, 02/20/25 (144A) (b)	1,635,000	1,620,303
3.187%, 12/15/22 (144A) (b)	490,000	475,942
RCO Mortgage LLC 3.936%, 11/25/45 (144A) (b)	1,283,610	1,279,011
RMAT LLC 3.967%, 05/26/20 (144A)	1,633,329	1,617,114
SG Mortgage Securities Trust 0.643%, 10/25/36 (b)	570,000	325,221
Silvermore CLO, Ltd. 2.068%, 05/15/26 (144A) (b)	6,520,000	6,359,556
Sound Point CLO, Ltd. 1.994%, 01/21/26 (144A) (b)	2,185,000	2,152,590
Springleaf Funding Trust 3.620%, 11/15/24 (144A)	2,062,000	1,958,704
Sunset Mortgage Loan Co. LLC 3.721%, 11/16/44 (144A)	1,380,716	1,373,122
SWAY Residential Trust 1.741%, 01/17/32 (144A) (b)	6,082,613	5,981,852
Symphony CLO, Ltd. 1.922%, 10/15/25 (144A) (b)	8,810,000	8,723,900
2.820%, 10/17/26 (144A) (b)	6,170,000	6,051,542
TICP CLO, Ltd. 2.974%, 01/20/27 (144A) (b)	340,000	323,309
Tricon American Homes Trust 1.691%, 05/17/32 (144A) (b)	770,000	750,161
U.S. Residential Opportunity Fund Trust 3.721%, 02/27/35 (144A)	1,267,014	1,257,474
3.721%, 01/27/35 (144A)	4,530,375	4,492,752
Venture CLO, Ltd. 2.222%, 01/15/27 (144A) (b)	1,715,000	1,702,287
Voya CLO, Ltd. 1.769%, 04/25/25 (144A) (b)	1,780,000	1,746,669
2.012%, 10/15/23 (144A) (b)	1,180,000	1,169,172
2.070%, 01/18/26 (144A) (b)	3,140,000	3,109,263
2.572%, 10/15/22 (144A) (b)	1,670,000	1,655,030
WestVue Mortgage Loan Trust 4.500%, 09/25/20 (144A)	1,050,644	1,045,985
Ziggurat CLO, Ltd. 2.200%, 10/17/26 (144A) (b)	12,105,000	11,904,360

		229,025,956

Asset-Backed - Student Loan—1.4%
Navient Private Education Loan Trust 2.136%, 11/15/30 (144A) (b)	1,733,000	1,632,944
2.186%, 10/17/44 (144A) (b)	4,595,000	4,189,776
3.500%, 12/16/58 (144A)	970,000	817,081
Scholar Funding Trust 1.083%, 01/30/45 (144A) (b)	8,624,601	8,102,349
1.521%, 10/28/43 (144A) (b)	1,205,317	1,149,858
SLM Private Credit Student Loan Trust 0.804%, 03/15/23 (b)	616,284	606,305
0.834%, 06/15/21 (b)	1,814,233	1,800,373
0.964%, 03/15/24 (b)	4,800,000	4,382,119
SLM Private Education Loan Trust 1.286%, 02/15/22 (144A) (b)	1,472,292	1,468,961

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Private Education Loan Trust 1.836%, 10/15/31 (144A) (b)	3,740,000	$3,720,625
1.850%, 06/17/30 (144A)	13,965,000	13,685,587
2.500%, 03/15/47 (144A)	720,000	695,927
2.686%, 06/16/42 (144A) (b)	3,271,000	3,324,910
3.000%, 05/16/44 (144A)	970,000	950,806
3.310%, 10/15/46 (144A)	500,000	509,503
SMB Private Education Loan Trust 1.636%, 07/15/27 (144A) (b)	930,000	904,277
2.186%, 05/17/32 (144A) (b)	3,490,000	3,315,228
3.500%, 12/17/40 (144A)	2,090,000	1,978,024

		53,234,653

Total Asset-Backed Securities (Cost $317,789,632)		315,307,375

Mortgage-Backed Securities—7.8%

Collateralized Mortgage Obligations—3.0%
Adjustable Rate Mortgage Trust 3.198%, 03/25/36 (b)	1,801,332	1,296,332
American Home Mortgage Assets Trust 1.271%, 11/25/46 (b)	365,291	172,261
1.291%, 10/25/46 (b)	719,195	499,882
Angel Oak Mortgage Trust LLC 4.500%, 11/25/45	887,756	892,901
Banc of America Alternative Loan Trust 5.500%, 10/25/35	2,185,971	1,964,190
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35	3,486,764	3,347,950
6.250%, 02/25/36	4,110,791	3,151,401
Bear Stearns Mortgage Funding Trust 0.593%, 01/25/37 (b)	833,912	618,894
COLT Funding LLC 3.433%, 12/26/45 (144A) (b)	1,489,796	1,475,066
Countrywide Alternative Loan Trust 0.573%, 04/25/47 (b)	1,175,619	975,469
0.573%, 05/25/47 (b)	4,794,624	3,736,943
0.622%, 03/20/47 (b)	2,926,914	2,070,404
0.623%, 10/25/46 (b)	2,047,900	1,771,295
0.632%, 07/20/46 (b)	4,636,215	3,169,238
0.643%, 07/25/46 (b)	2,512,177	2,068,946
0.733%, 01/25/36 (b)	970,270	792,067
2.081%, 11/25/46 (b)	4,916,920	4,077,761
5.500%, 04/25/37	1,345,528	1,105,622
6.000%, 02/25/36	1,711,556	1,416,984
6.000%, 05/25/37	4,549,929	3,469,253
6.500%, 09/25/37	10,830,217	8,228,165
Countrywide Home Loan Mortgage Pass-Through Trust 1.311%, 04/25/46 (b)	5,525,634	3,056,625
Credit Suisse Mortgage Capital Certificates 0.616%, 03/27/36 (144A) (b)	3,084,920	1,799,222
0.686%, 02/27/36 (144A) (b)	895,000	696,825
2.600%, 03/27/37 (144A) (b)	837,103	823,648
2.760%, 08/27/46 (144A) (b)	3,555,173	3,480,148

Collateralized Mortgage Obligations—(Continued)
CSMC 4.750%, 07/27/37 (144A) (b)	1,419,933	1,408,218
Deutsche ALT-A Securities Mortgage Loan Trust 0.583%, 12/25/36 (b)	4,402,603	3,579,866
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.933%, 01/27/37 (144A) (b)	606,293	1,266,328
Fannie Mae Connecticut Avenue Securities 5.683%, 10/25/23 (b)	7,415,000	7,687,785
GreenPoint Mortgage Funding Trust 2.351%, 03/25/36 (b)	272,751	209,211
GSR Mortgage Loan Trust 6.000%, 07/25/37	1,408,438	1,265,273
JPMorgan Alternative Loan Trust 0.643%, 03/25/37 (b)	1,966,881	1,321,915
2.865%, 05/25/37 (b)	525,798	428,588
JPMorgan Mortgage Trust 6.500%, 08/25/36	495,784	416,875
Litigation Fee Residual Funding LLC 3.500%, 10/30/27	4,250,000	4,236,719
LSTAR Securities Investment Trust 2.426%, 01/01/20 (144A) (b)	1,696,942	1,671,800
2.426%, 11/01/20 (144A) (b)	1,581,532	1,541,994
2.432%, 03/01/21 (b)	5,960,000	5,754,976
2.439%, 03/01/20 (144A) (b)	2,517,889	2,460,053
3.539%, 09/01/21 (144A) (b)	8,315,974	8,232,814
3.926%, 11/01/20 (144A) (b)	350,000	336,875
MASTR Resecuritization Trust 0.871%, 08/25/37 (144A) (b)	1,879,086	1,275,500
Merrill Lynch Mortgage Investors Trust 2.907%, 05/25/36 (b)	2,729,050	2,179,017
Morgan Stanley Resecuritization Trust 0.603%, 11/26/33 (144A) (b)	1,989,990	1,832,587
1.072%, 06/26/47 (b)	565,956	505,546
Residential Accredit Loans, Inc. Trust 0.593%, 02/25/37 (b)	480,766	385,869
0.623%, 07/25/37 (b)	1,223,613	954,393
Structured Adjustable Rate Mortgage Loan Trust 2.811%, 04/25/47 (b)	1,943,587	1,487,338
Structured Asset Mortgage Investments Trust 0.623%, 06/25/36 (b)	1,270,291	985,863
0.663%, 02/25/36 (b)	3,555,659	2,709,166
Wells Fargo Mortgage-Backed Securities Trust 2.797%, 07/25/36 (b)	753,463	737,870

		111,029,931

Commercial Mortgage-Backed Securities—4.8%
Banc of America Commercial Mortgage Trust 5.451%, 01/15/49	996,698	1,018,466
5.482%, 01/15/49 (b)	630,000	636,839
5.543%, 06/10/49 (b)	7,812,922	7,997,467
5.772%, 02/10/51 (b)	2,590,000	2,672,308
Bayview Commercial Asset Trust 0.733%, 10/25/36 (144A) (b)	388,944	306,807
3.183%, 07/25/38 (144A) (b)	1,253,874	1,264,764

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BB-UBS Trust 0.596%, 11/05/36 (144A) (b) (c)	85,480,000	$4,001,635
Bear Stearns Commercial Mortgage Securities Trust 5.317%, 02/11/44	5,436,832	5,556,635
5.721%, 06/11/40 (b)	1,281,000	1,319,060
BHMS Mortgage Trust 1.941%, 07/05/33 (144A) (b)	2,695,000	2,681,104
Carefree Portfolio Trust 3.686%, 11/15/19 (144A) (b)	2,215,000	2,189,964
CD Mortgage Trust 6.119%, 11/15/44 (b)	2,530,500	2,662,682
CDGJ Commercial Mortgage Trust 1.836%, 12/15/27 (144A) (b)	3,848,144	3,819,163
CGGS Commerical Mortgage Trust 3.800%, 02/15/33 (b)	1,710,000	1,710,005
4.700%, 02/15/33 (b)	1,100,000	1,100,003
Citigroup Commercial Mortgage Trust 1.186%, 06/15/33 (144A) (b)	5,275,000	5,163,834
3.518%, 05/10/35 (144A) (b)	130,000	117,089
COBALT CMBS Commercial Mortgage Trust 5.762%, 05/15/46 (b)	4,494,000	4,621,275
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.060%, 02/10/35 (144A) (b) (c)	60,958,000	484,007
1.494%, 03/10/46 (b) (c)	38,152,238	1,831,140
1.733%, 01/10/46 (b) (c)	36,785,844	2,408,454
3.400%, 10/05/30 (144A)	4,845,000	5,048,260
3.938%, 06/11/27 (144A) (b)	875,000	864,940
4.436%, 10/15/31 (144A) (b)	2,845,000	2,577,840
4.547%, 08/10/48 (b)	760,000	692,950
4.738%, 07/15/47 (b)	1,280,000	1,264,263
5.543%, 12/11/49 (144A) (b)	2,690,000	2,749,701
Core Industrial Trust 3.077%, 02/10/34 (144A)	1,990,000	2,040,527
Credit Suisse Commercial Mortgage Trust 5.448%, 01/15/49 (b)	5,729	5,723
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	14,862	14,853
CSAIL Commercial Mortgage Trust 3.801%, 04/15/50 (144A) (b)	360,000	271,020
4.111%, 08/15/48 (b)	280,000	280,925
4.362%, 08/15/48 (b)	840,000	742,994
DBRR Trust 1.636%, 12/18/49 (144A) (b)	1,583,847	1,581,123
5.703%, 06/17/49 (144A) (b)	3,160,000	3,239,828
Extended Stay America Trust 2.675%, 12/05/31 (144A)	3,210,000	3,200,443
2.958%, 12/05/31 (144A)	4,640,000	4,650,460
GAHR Commercial Mortgage Trust 3.382%, 12/15/19 (144A) (b)	5,307,000	4,859,351
Greenwich Capital Commercial Mortgage Trust 5.867%, 12/10/49 (b)	520,000	534,677
GS Mortgage Securities Corp. II 1.611%, 02/10/46 (b) (c)	75,299,837	6,052,375
3.435%, 12/10/27 (144A) (b)	7,062,358	6,739,887

Commercial Mortgage-Backed Securities—(Continued)
Hilton USA Trust Zero Coupon, 11/05/30 (144A) (b) (c)	64,000,000	640
5.222%, 11/05/30 (144A) (b)	1,472,000	1,480,661
JPMBB Commercial Mortgage Securities Trust 1.203%, 10/15/48 (b) (c)	5,092,145	347,428
4.561%, 09/15/47 (144A) (b)	420,000	327,596
JPMorgan Chase Commercial Mortgage Securities Corp. 2.324%, 12/15/47 (b) (c)	9,436,406	701,575
JPMorgan Chase Commercial Mortgage Securities Trust 0.583%, 04/15/46 (b) (c)	4,900,000	169,095
1.686%, 01/15/32 (144A) (b)	330,000	325,028
1.836%, 11/15/31 (144A) (b)	3,107,409	3,108,991
1.938%, 02/12/51 (b)	1,270,672	1,222,568
3.429%, 06/10/27 (144A)	1,140,000	1,181,735
3.736%, 01/15/32 (144A) (b)	880,000	856,805
3.958%, 04/15/46 (b)	2,230,000	2,135,207
4.243%, 01/15/49 (b)	970,000	861,498
4.743%, 01/15/49 (b)	320,000	308,727
5.431%, 06/12/47 (b)	11,069,340	11,256,313
5.464%, 01/15/49 (b)	110,000	109,102
5.593%, 05/12/45	1,866,000	1,876,334
6.075%, 02/12/51 (b)	117,000	113,816
LB-UBS Commercial Mortgage Trust 5.484%, 02/15/40	480,000	479,019
Merrill Lynch Mortgage Trust 5.838%, 06/12/50 (b)	2,854,333	2,933,214
ML-CFC Commercial Mortgage Trust 5.204%, 12/12/49	970,000	986,487
5.738%, 06/12/50 (b)	1,587,989	1,639,873
Morgan Stanley Bank of America Merrill Lynch Trust 1.164%, 11/15/46 (b) (c)	26,516,202	1,578,960
3.060%, 10/15/48 (144A)	660,000	430,709
3.068%, 10/15/48	1,300,000	838,676
4.529%, 10/15/48 (b)	2,340,000	2,192,878
Morgan Stanley Capital Trust 0.608%, 02/12/44 (b)	720,000	700,510
3.186%, 08/15/26 (144A) (b)	300,000	299,406
5.406%, 03/15/44	3,090,000	3,186,885
5.715%, 04/12/49 (b)	2,375,000	2,392,575
Morgan Stanley Re-REMIC Trust Zero Coupon, 03/23/51 (144A) (j)	363,708	348,432
2.000%, 07/27/49 (144A)	1,602,299	1,590,282
5.794%, 08/15/45 (144A) (b)	1,560,000	1,611,035
RBSCF Trust 5.946%, 02/16/51 (144A) (b)	8,410,045	8,491,317
SCG Trust 1.836%, 11/15/26 (144A) (b)	5,285,000	5,252,484
2.386%, 11/15/26 (144A) (b)	3,290,000	3,273,659
STRIPs, Ltd. 0.500%, 12/25/44 (144A)	2,370,000	2,377,781
1.500%, 12/25/44 (144A)	1,570,486	1,558,708
UBS-Barclays Commercial Mortgage Trust 3.636%, 02/15/28 (144A) (b)	950,000	897,056

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
VFC LLC 2.750%, 07/20/30 (144A)	155,951	$155,724
Wachovia Bank Commercial Mortgage Trust 5.339%, 11/15/48	945,000	956,496
5.632%, 10/15/48 (b)	341,000	333,076
5.672%, 10/15/48 (b)	50,000	48,728
5.946%, 02/15/51 (b)	303,398	298,876
Wells Fargo Commercial Mortgage Trust 0.999%, 02/15/48 (b) (c)	8,858,782	578,384
3.852%, 11/15/48	1,600,000	1,112,916
Wells Fargo Resecuritization Trust 1.750%, 08/20/21 (144A)	481,445	481,445
WF-RBS Commercial Mortgage Trust 0.980%, 11/15/47 (b) (c)	25,731,045	1,467,189
1.202%, 05/15/47 (b) (c)	12,053,552	743,916
1.407%, 03/15/48 (144A) (b) (c)	41,908,617	2,688,773

		179,283,429

Total Mortgage-Backed Securities (Cost $306,748,083)		290,313,360

Foreign Government—3.4%

Sovereign—3.4%
Brazilian Government International Bonds 2.625%, 01/05/23	1,299,000	1,113,892
5.625%, 01/07/41	468,000	403,650
6.000%, 04/07/26 (f)	2,713,000	2,753,695
Colombia Government International Bonds 4.000%, 02/26/24 (f)	5,175,000	5,200,875
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/26 (EUR) (k)	16,006,354	19,893,561
Hellenic Republic Government Bonds 3.000%, 02/24/23 (EUR) (l)	110,739	90,747
3.000%, 02/24/24 (EUR) (l)	110,739	88,897
3.000%, 02/24/25 (EUR) (l)	110,739	87,020
3.000%, 02/24/26 (EUR) (l)	110,739	85,026
3.000%, 02/24/27 (EUR) (l)	110,739	82,898
3.000%, 02/24/28 (EUR) (l)	110,739	81,087
3.000%, 02/24/29 (EUR) (l)	110,739	79,369
3.000%, 02/24/30 (EUR) (l)	110,739	77,851
3.000%, 02/24/31 (EUR) (l)	110,739	76,735
3.000%, 02/24/32 (EUR) (l)	110,739	75,435
3.000%, 02/24/33 (EUR) (l)	110,739	73,612
3.000%, 02/24/34 (EUR) (l)	110,739	72,189
3.000%, 02/24/35 (EUR) (l)	110,739	72,011
3.000%, 02/24/36 (EUR) (l)	110,739	70,776
3.000%, 02/24/37 (EUR) (l)	110,739	69,739
3.000%, 02/24/38 (EUR) (l)	110,739	70,487
3.000%, 02/24/39 (EUR) (l)	110,739	70,371
3.000%, 02/24/40 (EUR) (l)	110,739	70,578
3.000%, 02/24/41 (EUR) (l)	110,739	70,268
3.000%, 02/24/42 (EUR) (l)	110,739	70,510
Indonesia Government International Bonds 3.375%, 04/15/23 (144A)	2,016,000	1,969,515

Sovereign—(Continued)
Indonesia Government International Bonds 4.750%, 01/08/26 (144A)	2,428,000	2,547,232
5.125%, 01/15/45	499,000	496,310
5.375%, 10/17/23 (144A)	1,350,000	1,480,965
5.875%, 01/15/24 (144A) (f)	3,964,000	4,451,604
5.950%, 01/08/46	499,000	553,041
6.625%, 02/17/37	593,000	687,474
6.750%, 01/15/44	499,000	603,154
Indonesia Treasury Bonds 6.625%, 05/15/33 (IDR)	10,707,000,000	684,247
8.250%, 05/15/36 (IDR)	16,298,000,000	1,235,084
8.375%, 03/15/24 (IDR)	20,667,000,000	1,613,694
8.375%, 03/15/34 (IDR)	58,310,000,000	4,442,686
8.750%, 05/15/31 (IDR)	10,333,000,000	816,541
9.000%, 03/15/29 (IDR)	12,157,000,000	972,881
Mexican Bonos 4.750%, 06/14/18 (MXN)	112,503,200	6,548,174
5.750%, 03/05/26 (MXN)	36,000,000	2,052,384
6.500%, 06/09/22 (MXN)	18,650,000	1,131,308
7.750%, 05/29/31 (MXN)	36,000,000	2,349,427
7.750%, 11/13/42 (MXN)	43,500,000	2,835,072
8.000%, 12/07/23 (MXN)	81,000,000	5,333,108
10.000%, 12/05/24 (MXN)	74,600,000	5,543,068
Mexican Udibonos 3.500%, 12/14/17 (MXN) (k)	19,789,726	1,187,992
Mexico Government International Bonds 4.000%, 10/02/23	18,880,000	19,776,800
Peruvian Government International Bonds 7.350%, 07/21/25 (f)	2,900,000	3,813,500
Russian Federal Bond - OFZ 7.000%, 08/16/23 (RUB)	19,050,000	254,624
Slovenia Government Bonds 4.625%, 09/09/24 (EUR)	1,705,000	2,478,231
Slovenia Government International Bonds 4.125%, 02/18/19 (144A)	2,015,000	2,124,213
5.250%, 02/18/24 (144A)	1,493,000	1,672,160
5.500%, 10/26/22 (144A)	2,338,000	2,644,432
Turkey Government International Bonds 5.750%, 03/22/24	10,500,000	11,388,300

Total Foreign Government (Cost $122,100,895)		124,588,500

Municipals—3.1%
Arizona Health Facilities Authority 1.220%, 01/01/37 (b)	1,140,000	1,021,326
Atlanta GA Water & Wastewater Revenue 5.000%, 11/01/33	905,000	1,085,176
Bay Area Toll Bridge Authority, Build America Bonds 6.918%, 04/01/40	1,280,000	1,813,978
Series S1 7.043%, 04/01/50	460,000	681,209
California State Public Works Board 8.361%, 10/01/34	760,000	1,131,214

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Charleston SC Waterworks & Sewer System Revenue 5.000%, 01/01/45	645,000	$758,668
City of Seattle, WA Municipal Light & Power Revenue Series B 5.000%, 04/01/23	650,000	799,442
5.000%, 04/01/24	630,000	786,826
5.000%, 04/01/25	580,000	733,949
Clark County School District 5.000%, 06/15/26	675,000	841,847
5.000%, 06/15/27	675,000	834,523
5.000%, 06/15/28	720,000	883,130
Delaware Transportation Authority 5.000%, 06/01/55	570,000	650,359
District of Columbia Water & Sewer Authority Public Utility Revenue Series A 5.000%, 10/01/35	515,000	619,097
5.000%, 10/01/36	1,055,000	1,263,141
Golden State Tobacco Securitization Corp. 5.000%, 06/01/40	350,000	406,882
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	330,300
Hawaii State, General Obligation Unlimited 5.000%, 04/01/19	665,000	743,729
5.000%, 04/01/20	665,000	765,322
5.000%, 04/01/21	665,000	785,013
5.000%, 04/01/22	665,000	802,362
5.000%, 04/01/23	665,000	816,879
Las Vegas Valley, NV Water District, General Obligation, Ltd. 5.000%, 06/01/41	1,020,000	1,203,243
Los Angeles Community College District 6.600%, 08/01/42	1,480,000	2,118,442
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.603%, 07/01/50	565,000	814,702
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	640,000	885,306
Massachusetts Development Finance Agency 5.000%, 07/01/44	2,685,000	2,955,890
Massachusetts Educational Financing Authority 5.000%, 01/01/22	1,000,000	1,129,990
Massachusetts State Clean Water Trust Revenue 5.000%, 02/01/25	585,000	746,928
5.000%, 02/01/26	685,000	886,520
5.000%, 02/01/27	555,000	710,772
5.000%, 02/01/28	500,000	636,730
Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board 5.000%, 07/01/40	375,000	432,143
5.000%, 07/01/46	795,000	910,943
Metropolitan Transportation Authority Build America Bonds 6.668%, 11/15/39	170,000	231,093
Metropolitan Transportation Authority Build America Bonds
6.687%, 11/15/40	590,000	814,920
6.814%, 11/15/40	1,005,000	1,402,789
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 7.462%, 10/01/46	560,000	788,234
Miami-Dade County, FL Aviation Revenue 5.000%, 10/01/38	1,025,000	1,164,174
Miami-Dade County, FL Educational Facilities Authority 5.073%, 04/01/50	655,000	733,738
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	1,000,000	1,245,270
New Jersey State Educational Facility Authority Revenue 5.000%, 07/01/23	780,000	974,477
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40	1,451,000	2,186,367
New Orleans Aviation Board 5.000%, 01/01/40	695,000	775,085
New York City Transitional Finance Authority Building Aid Revenue 5.000%, 07/15/36	560,000	662,032
New York City Water & Sewer System 5.375%, 06/15/43	2,360,000	2,753,152
5.500%, 06/15/43	2,825,000	3,318,471
5.750%, 06/15/41	675,000	896,582
5.882%, 06/15/44	1,150,000	1,568,795
New York State Dormitory Authority Build America Bonds 5.389%, 03/15/40	1,075,000	1,346,609
New York State Thruway Authority 5.000%, 01/01/31	730,000	869,284
Series A 5.000%, 05/01/19	690,000	771,958
New York State Urban Development Corp. 5.000%, 03/15/24	1,260,000	1,566,709
5.000%, 03/15/25	850,000	1,067,387
5.000%, 03/15/26	1,505,000	1,916,542
5.000%, 03/15/27	505,000	636,330
5.000%, 03/15/28	1,105,000	1,384,466
5.000%, 03/15/44	965,000	1,110,811
North Carolina Department of Transportation 5.000%, 06/30/54	1,000,000	1,066,970
North Carolina State Medical Care Commission 5.000%, 06/01/40	340,000	387,644
Orange County Local Transportation Authority 6.908%, 02/15/41	1,420,000	1,988,057
Orange County Sanitation District 5.000%, 02/01/35	590,000	719,458
5.000%, 02/01/36	655,000	795,537
Series A 5.000%, 02/01/34	500,000	603,390

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	1,000,000	$1,116,200
Port Authority of New York & New Jersey 4.960%, 08/01/46	1,910,000	2,226,888
Regents of the University of California Medical Center Pooled Revenue 6.583%, 05/15/49	1,455,000	1,971,889
Sacramento County, CA, Airport System Revenue 5.250%, 07/01/39	500,000	537,215
San Antonio Service Board, Build America Bonds 5.808%, 02/01/41	470,000	604,326
San Jose CA, Airport Revenue 5.000%, 03/01/37	860,000	886,720
State of California General Obligation Unlimited, Build America Bonds 4.988%, 04/01/39	790,000	844,787
7.500%, 04/01/34	1,125,000	1,644,525
7.550%, 04/01/39	1,375,000	2,105,180
7.600%, 11/01/40	3,780,000	5,877,182
State of Illinois, Build America Bonds 5.100%, 06/01/33	4,320,000	4,039,848
State of Massachusetts 5.000%, 07/01/22	600,000	731,004
5.000%, 07/01/29	490,000	617,199
State of North Carolina Series B 5.000%, 06/01/25	2,505,000	3,230,097
Series A 5.000%, 06/01/26	1,500,000	1,961,505
State of Ohio 5.000%, 12/15/23	1,180,000	1,474,186
5.000%, 12/15/24	830,000	1,051,253
Series A 5.000%, 09/15/24	1,795,000	2,265,559
5.000%, 09/15/25	775,000	991,047
State of Washington General Obligation Unlimited 5.000%, 07/01/28	650,000	798,012
State of Wisconsin 5.000%, 05/01/34	1,500,000	1,812,150
University of California CA, Revenue 4.858%, 05/15/2112	980,000	1,005,402
University of Houston 3.250%, 02/15/19	690,000	726,087
Utah Transit Authority Series A 5.000%, 06/15/27	3,500,000	4,397,820
Virginia State Public Authority 5.000%, 08/01/25	440,000	562,188
5.000%, 08/01/26	440,000	568,982
5.000%, 08/01/27	285,000	365,475
Westchester County, NY, Local Development Corp., Revenue 5.000%, 11/01/46	340,000	382,643
Wisconsin Health & Educational Facilities Authority 5.000%, 08/15/39	965,000	1,080,761

Total Municipals (Cost $109,665,727)		113,608,442

Preferred Stocks—0.4%

Banks—0.4%
Citigroup Capital, 6.988% (b)	292,339	7,685,592
GMAC Capital Trust, 6.402% (b)	250,000	6,127,500

		13,813,092

Diversified Financial Services—0.0%
RBS Capital Funding Trust Series E, 5.900%	4,782	115,390
Series G, 6.080%	4,878	117,657

		233,047

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (b) (f)	70,000	217,000
Federal National Mortgage Association Series S, 8.250% (b)	70,000	212,800

		429,800

Total Preferred Stocks (Cost $15,035,822)		14,475,939

Purchased Options—0.1%

Currency Options—0.1%
EUR Put/RUB Call, Strike Price RUB 82.00, Expires 05/17/16 (Counterparty - Deutsche Bank AG) (EUR)	1,824,000	152,966
EUR Put/RUB Call, Strike Price RUB 83.00, Expires 04/29/16 (Counterparty - Deutsche Bank AG) (EUR)	2,031,000	189,739
EUR Put/USD Call, Strike Price USD 1.05, Expires 04/01/16 (Counterparty - Deutsche Bank AG) (EUR)	3,575,000	0
EUR Put/USD Call, Strike Price USD 1.07, Expires 07/22/16 (Counterparty - JPMorgan Chase Bank N.A.) (EUR)	42,430,000	260,718
EUR Put/USD Call, Strike Price USD 1.085, Expires 04/01/16 (Counterparty - HSBC Bank plc) (EUR)	2,383,000	0
GBP Call/USD Put, Strike Price USD 1.465, Expires 07/22/16 (Counterparty - Deutsche Bank AG) (GBP)	36,190,000	1,164,304

MSF-36

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional Amount*/ Shares	Value

Currency Options—(Continued)
USD Call/BRL Put, Strike Price BRL 3.75, Expires 04/26/16 (Counterparty - Goldman Sachs & Co.)	948,000	$10,428
USD Call/BRL Put, Strike Price BRL 3.85, Expires 05/13/16 (Counterparty - Goldman Sachs & Co.)	1,273,000	14,894
USD Call/CNH Put, Strike Price CNH 6.62, Expires 05/16/16 (Counterparty - Deutsche Bank AG)	2,182,000	5,237
USD Call/CNH Put, Strike Price CNH 6.75, Expires 07/29/16 (Counterparty - HSBC Bank plc)	51,700,000	367,070
USD Call/CNH Put, Strike Price CNH 6.75, Expires 12/15/16 (Counterparty - Deutsche Bank AG)	2,869,000	47,339
USD Call/KRW Put, Strike Price KRW 1,165.00, Expires 05/19/16 (Counterparty - Deutsche Bank AG)	1,620,135	16,386
USD Call/SAR Put, Strike Price SAR 3.778, Expires 08/16/16 (Counterparty - BNP Paribas S.A.)	20,475,000	79,853
USD Call/SAR Put, Strike Price SAR 3.778, Expires 08/16/16 (Counterparty - Citibank N.A.)	20,450,000	79,755
USD Call/TRY Put, Strike Price TRY 2.90, Expires 04/22/16 (Counterparty - BNP Paribas S.A.)	1,111,800	3,780
USD Call/TRY Put, Strike Price TRY 2.95, Expires 04/22/16 (Counterparty - BNP Paribas S.A.)	1,853,000	2,594
USD Call/ZAR Put, Strike Price ZAR 17.00, Expires 04/28/16 (Counterparty - Goldman Sachs & Co.)	1,561,000	1,093
USD Put/MXN Call, Strike Price MXN 17.30, Expires 04/26/16 (Counterparty - Deutsche Bank AG)	2,242,000	4,484
USD Put/MXN Call, Strike Price MXN 18.00, Expires 04/15/16 (Counterparty - Goldman Sachs & Co.)	1,947,000	81,190

		2,481,830

Options on Exchange-Traded Futures Contracts—0.0%
Call - Eurodollar Midcurve 1 Year Futures @ 99.125, Expires 12/16/16	2,948	1,252,900

Total Purchased Options (Cost $4,439,704)		3,734,730

Short-Term Investments—2.1%

Mutual Fund—1.3%
State Street Navigator Securities Lending MET Portfolio (m)	49,965,346	49,965,346

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $29,783,372 on 04/01/16, collateralized by $30,045,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $30,383,006.	29,783,347	$29,783,347

Total Short-Term Investments (Cost $79,748,693)		79,748,693

Total Investments—105.2% (Cost $3,880,869,114) (n)		3,903,686,382
Other assets and liabilities (net)—(5.2)%		(192,026,141)

Net Assets—100.0%		$3,711,660,241

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $9,557,336.
(e)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2016, the market value of securities pledged was $315,563.
(f)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $84,399,791 and the collateral received consisted of cash in the amount of $49,965,346 and non-cash collateral with a value of $36,799,840. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $4,156,586, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Principal only security.

MSF-37

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(k)	Principal amount of security is adjusted for inflation.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(n)	As of March 31, 2016, the aggregate cost of investments was $3,880,869,114. The aggregate unrealized appreciation and depreciation of investments were $67,153,672 and $(44,336,404), respectively, resulting in net unrealized appreciation of $22,817,268.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $469,004,211, which is 12.6% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(TRY)—	Turkish Lira
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 3.820%, 01/10/39	02/10/04	$794,471	$794,471	$8
OneMain Financial Issuance Trust, 4.320%, 07/18/25	05/12/15	3,000,000	2,999,452	2,782,670
OneMain Financial Issuance Trust, 5.640%, 07/18/25	05/12/15	1,490,000	1,489,845	1,373,908

				$4,156,586

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	(18,272,000)	$(18,726,876)	$(18,757,350)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(16,150,000)	(16,780,876)	(16,869,179)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(55,106,000)	(58,029,185)	(58,192,482)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(12,530,000)	(13,048,820)	(13,055,147)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(7,250,000)	(7,396,133)	(7,421,621)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(41,344,500)	(42,250,165)	(42,410,411)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(25,762,000)	(27,466,914)	(27,525,087)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(11,400,000)	(12,366,031)	(12,390,375)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(9,981,000)	(11,036,803)	(11,041,481)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(27,830,000)	(30,692,669)	(30,756,498)
Freddie Mac 30 Yr. Gold Pool	3.500%	TBA	(54,923,000)	(57,209,269)	(57,491,178)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(9,297,000)	(9,760,397)	(9,809,787)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,357,203)	(3,369,797)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(4,361,000)	(4,509,887)	(4,517,468)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(24,740,000)	(26,395,331)	(26,445,707)
Ginnie Mae II 30 Yr. Pool	5.000%	TBA	(1,200,000)	(1,299,375)	(1,299,937)

Totals				$(340,325,934)	$(341,353,505)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	23,710,000	BNP Paribas S.A.	06/15/16	USD	18,232,445	$(117,303)
BRL	1,811,060	BNP Paribas S.A.	04/04/16	USD	484,759	18,922
BRL	1,950,185	BNP Paribas S.A.	04/04/16	USD	547,974	(5,601)
BRL	14,037,904	Goldman Sachs International	04/29/16	USD	3,824,000	53,229
BRL	2,082,092	Deutsche Bank AG	05/02/16	USD	568,800	5,806
CAD	1,914,183	Citibank N.A.	04/11/16	USD	1,472,000	1,904
CLP	597,983,880	BNP Paribas S.A.	04/14/16	USD	876,000	15,933

MSF-38

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	395,408,880	Credit Suisse International	04/14/16	USD	584,000	$5,779
CNY	186,028,770	JPMorgan Chase Bank N.A.	07/29/16	USD	27,780,000	863,934
COP	2,241,540,000	Credit Suisse International	04/22/16	USD	720,000	26,710
EUR	1,095,000	Bank of America N.A.	04/04/16	USD	1,221,829	24,171
EUR	1,090,000	Goldman Sachs International	04/14/16	USD	1,204,677	36,016
EUR	1,137,360	Citibank N.A.	04/21/16	USD	1,291,982	2,885
INR	67,535,360	JPMorgan Chase Bank N.A.	04/12/16	USD	992,000	26,326
INR	256,016,800	JPMorgan Chase Bank N.A.	04/29/16	USD	3,824,000	24,317
JPY	25,344,191	Deutsche Bank AG	04/18/16	USD	222,900	2,393
JPY	65,349,830	Deutsche Bank AG	04/18/16	USD	574,746	6,169
JPY	204,823,583	HSBC Bank plc	04/18/16	USD	1,819,000	1,741
JPY	130,966,461	Morgan Stanley Capital Services, LLC	04/18/16	USD	1,159,742	4,460
JPY	132,536,301	Morgan Stanley Capital Services, LLC	04/18/16	USD	1,173,612	4,545
JPY	206,535,844	Morgan Stanley Capital Services, LLC	04/18/16	USD	1,819,000	16,962
MXN	16,639,323	Deutsche Bank AG	04/01/16	USD	916,000	47,083
MXN	32,805,127	Goldman Sachs International	04/04/16	USD	1,825,000	73,758
MXN	18,781,740	BNP Paribas S.A.	04/05/16	USD	1,080,000	6,966
MXN	47,932,988	Citibank N.A.	04/06/16	USD	2,776,771	(3,024)
MXN	20,594,262	State Street Bank and Trust	04/06/16	USD	1,144,373	47,359
MXN	20,829,460	JPMorgan Chase Bank N.A.	04/21/16	USD	1,153,070	50,570
MXN	52,932,203	Citibank N.A.	04/22/16	USD	3,054,844	3,605
MXN	46,945,702	BNP Paribas S.A.	04/28/16	USD	2,700,000	11,142
MXN	22,038,667	HSBC Bank plc	07/06/16	USD	1,221,448	43,706
MXN	21,347,814	HSBC Bank plc	07/20/16	USD	1,181,876	42,095
PLN	13,514,503	JPMorgan Chase Bank N.A.	04/15/16	USD	3,292,807	328,435
PLN	13,632,866	Royal Bank of Canada	04/15/16	USD	3,304,895	348,063
RUB	355,940	BNP Paribas S.A.	04/01/16	USD	5,256	42
RUB	84,842,748	Deutsche Bank AG	04/01/16	USD	1,252,754	10,069
RUB	91,620,000	Deutsche Bank AG	04/01/16	USD	1,200,000	163,697
RUB	67,806,200	Deutsche Bank AG	04/07/16	USD	935,000	73,403
RUB	49,907,700	Deutsche Bank AG	04/15/16	USD	690,000	50,483
RUB	119,610,464	Deutsche Bank AG	04/15/16	USD	1,462,320	312,346
RUB	137,898,985	JPMorgan Chase Bank N.A.	04/15/16	USD	1,921,000	125,013
RUB	357,573	BNP Paribas S.A.	04/18/16	USD	5,200	100
RUB	77,220,260	JPMorgan Chase Bank N.A.	04/18/16	USD	1,118,000	26,665
RUB	63,172,000	Deutsche Bank AG	04/25/16	USD	929,000	5,413
TRY	3,164,831	BNP Paribas S.A.	04/13/16	USD	1,111,000	8,303
TRY	11,032,599	Barclays Bank plc	04/29/16	USD	3,824,000	60,388
ZAR	14,553,437	Bank of America N.A.	04/01/16	USD	927,000	58,755
ZAR	46,176,839	BNP Paribas S.A.	04/11/16	USD	2,987,000	136,444
ZAR	59,317,888	BNP Paribas S.A.	04/29/16	USD	3,824,000	174,128

Contracts to Deliver
AUD	280,000	UBS AG	04/05/16	USD	199,904	(14,721)
AUD	24,790,000	Morgan Stanley Capital Services, LLC	06/15/16	USD	18,703,807	(236,486)
AUD	23,710,000	Westpac Banking Corp.	06/15/16	USD	17,812,493	(302,648)
BRL	1,950,185	BNP Paribas S.A.	04/04/16	USD	484,759	(57,615)
BRL	1,811,060	BNP Paribas S.A.	04/04/16	USD	508,882	5,201
CAD	1,969,062	UBS AG	04/11/16	USD	1,472,000	(44,160)
CLP	699,334,160	Credit Suisse International	04/14/16	USD	1,022,000	(21,103)
CLP	299,517,540	Credit Suisse International	04/14/16	USD	438,000	(8,750)
CNY	129,172,236	Standard Chartered Bank	06/01/16	USD	19,576,000	(350,112)
CNY	80,424,663	Bank of America N.A.	07/29/16	USD	11,913,000	(470,454)
CNY	138,751,620	HSBC Bank plc	07/29/16	USD	20,400,000	(964,396)
CNY	84,881,700	Standard Chartered Bank	07/29/16	USD	12,745,000	(324,730)
COP	2,206,166,400	Credit Suisse International	04/22/16	USD	720,000	(14,926)

MSF-39

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	3,271,320,000	Credit Suisse International	05/02/16	USD	1,080,000	$(9,416)
DKK	25,408,415	Royal Bank of Scotland plc	04/29/16	USD	3,824,000	(58,729)
EUR	895,196	BNP Paribas S.A.	04/04/16	USD	977,146	(41,498)
EUR	1,095,000	Bank of America N.A.	04/04/16	USD	1,188,277	(57,723)
EUR	223,836	State Street Bank and Trust	04/04/16	USD	246,570	(8,132)
EUR	225,000	Citibank N.A.	04/05/16	USD	253,867	(2,169)
EUR	20,204,000	Morgan Stanley Capital Services, LLC	04/05/16	USD	22,017,147	(973,702)
EUR	1,090,000	UBS AG	04/14/16	USD	1,182,219	(58,473)
EUR	2,053,435	State Street Bank and Trust	04/15/16	USD	2,239,426	(97,966)
EUR	570,000	State Street Bank and Trust	04/21/16	USD	616,870	(32,066)
EUR	567,360	State Street Bank and Trust	04/21/16	USD	615,359	(30,571)
EUR	3,408,683	Standard Chartered Bank	04/29/16	USD	3,824,000	(57,645)
EUR	20,500,000	Morgan Stanley Capital Services, LLC	05/04/16	USD	23,373,690	25,834
EUR	1,119,032	Morgan Stanley Capital Services, LLC	06/22/16	USD	1,271,398	(5,045)
EUR	358,022	Morgan Stanley Capital Services, LLC	06/22/16	USD	408,535	151
GBP	2,216,000	Royal Bank of Scotland plc	04/05/16	USD	3,070,625	(112,113)
GBP	1,785,000	Royal Bank of Scotland plc	05/04/16	USD	2,566,660	2,724
IDR	76,509,794,680	Deutsche Bank AG	06/16/16	USD	5,754,347	50,348
IDR	38,363,258,126	Deutsche Bank AG	06/16/16	USD	2,893,157	33,079
IDR	14,208,961,869	Deutsche Bank AG	06/16/16	USD	1,068,504	9,190
INR	66,840,960	JPMorgan Chase Bank N.A.	04/12/16	USD	992,000	(15,855)
JPY	231,891,879	Deutsche Bank AG	04/18/16	USD	2,040,000	(21,360)
JPY	433,163,600	Deutsche Bank AG	05/02/16	USD	3,824,000	(27,938)
KRW	2,178,070,600	HSBC Bank plc	04/18/16	USD	1,819,000	(84,875)
KRW	2,158,698,250	JPMorgan Chase Bank N.A.	04/18/16	USD	1,819,000	(67,941)
KRW	1,304,726,900	JPMorgan Chase Bank N.A.	04/18/16	USD	1,091,000	(49,476)
MXN	16,464,426	Citibank N.A.	04/01/16	USD	916,000	(36,960)
MXN	19,070,016	Goldman Sachs International	04/04/16	USD	1,095,000	(8,771)
MXN	17,136,189	Goldman Sachs International	04/04/16	USD	976,922	(14,919)
MXN	18,748,778	Goldman Sachs International	04/05/16	USD	1,080,000	(5,058)
MXN	52,166,000	Morgan Stanley Capital Services, LLC	04/05/16	USD	2,871,822	(147,210)
MXN	68,527,250	Bank of America N.A.	04/06/16	USD	3,754,527	(210,952)
MXN	19,965,712	Morgan Stanley Capital Services, LLC	04/21/16	USD	1,105,504	(48,224)
MXN	47,617,104	State Street Bank and Trust	04/21/16	USD	2,636,498	(115,079)
MXN	34,612,288	Barclays Bank plc	04/22/16	USD	1,927,384	(72,531)
MXN	19,365,075	Goldman Sachs International	04/22/16	USD	1,095,000	(23,924)
MXN	24,248,001	Citibank N.A.	04/28/16	USD	1,311,576	(88,760)
MXN	19,793,778	JPMorgan Chase Bank N.A.	04/28/16	USD	1,101,811	(41,292)
MXN	4,270,020	State Street Bank and Trust	04/28/16	USD	246,922	326
MXN	45,977,000	JPMorgan Chase Bank N.A.	05/04/16	USD	2,655,878	2,052
MXN	39,831,853	Morgan Stanley Capital Services, LLC	05/04/16	USD	2,167,941	(131,182)
MXN	34,970,307	Citibank N.A.	05/23/16	USD	2,003,257	(11,879)
MXN	15,273,481	Bank of America N.A.	05/26/16	USD	879,358	(532)
MXN	47,932,988	Citibank N.A.	06/06/16	USD	2,761,372	2,671
MXN	41,720,178	JPMorgan Chase Bank N.A.	06/06/16	USD	2,394,012	(7,122)
MXN	21,361,055	BNP Paribas S.A.	07/06/16	USD	1,191,292	(34,963)
MXN	21,187,451	BNP Paribas S.A.	07/06/16	USD	1,181,610	(34,679)
MXN	20,305,125	UBS AG	07/06/16	USD	1,119,233	(46,405)
MXN	20,154,555	State Street Bank and Trust	07/08/16	USD	1,111,117	(45,672)
MXN	21,919,213	State Street Bank and Trust	07/20/16	USD	1,192,728	(64,004)
MXN	20,544,085	State Street Bank and Trust	07/20/16	USD	1,106,339	(71,551)
PLN	28,875,581	HSBC Bank plc	04/15/16	USD	7,206,914	(530,365)
RUB	355,940	BNP Paribas S.A.	04/01/16	USD	5,200	(98)
RUB	91,620,000	Deutsche Bank AG	04/01/16	USD	1,352,824	(10,873)
RUB	84,842,748	Deutsche Bank AG	04/01/16	USD	1,194,800	(68,023)
RUB	67,002,100	Deutsche Bank AG	04/07/16	USD	935,000	(61,445)
RUB	53,703,702	BNP Paribas S.A.	04/15/16	USD	731,160	(65,644)

MSF-40

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
RUB	170,488,804	Deutsche Bank AG	04/15/16	USD	2,490,160	$(39,390)
RUB	58,464,240	Deutsche Bank AG	04/15/16	USD	852,000	(15,436)
RUB	38,873,952	Deutsche Bank AG	04/18/16	USD	561,600	(14,643)
RUB	65,104,320	JPMorgan Chase Bank N.A.	04/25/16	USD	929,000	(33,996)
RUB	20,670,944	Morgan Stanley Capital Services, LLC	05/20/16	USD	252,951	(50,863)
SAR	49,208,228	BNP Paribas S.A.	11/23/16	USD	12,902,000	(147,074)
SAR	49,930,847	Citibank N.A.	11/23/16	USD	13,098,333	(142,365)
SAR	36,807,843	Citibank N.A.	11/23/16	USD	9,685,000	(75,731)
SEK	31,564,978	Barclays Bank plc	04/29/16	USD	3,824,000	(67,579)
ZAR	14,916,450	JPMorgan Chase Bank N.A.	04/01/16	USD	927,000	(83,343)
ZAR	30,100,051	Bank of America N.A.	04/11/16	USD	1,946,000	(89,995)
ZAR	16,106,598	Bank of America N.A.	04/11/16	USD	1,041,000	(48,465)
ZAR	14,006,314	BNP Paribas S.A.	04/25/16	USD	912,000	(32,792)

Cross Currency Contracts to Buy
EUR	735,500	Citibank N.A.	04/04/16	RUB	57,258,675	(15,329)
EUR	773,500	State Street Bank and Trust	04/18/16	PLN	3,326,157	(10,672)
EUR	1,096,740	Deutsche Bank AG	04/21/16	RUB	99,529,155	(225,379)
RUB	48,030,840	Deutsche Bank AG	04/04/16	EUR	572,000	64,026
RUB	13,807,575	BNP Paribas S.A.	04/04/16	EUR	163,500	19,469
RUB	57,371,440	Deutsche Bank AG	05/04/16	EUR	742,000	1,202

Net Unrealized Depreciation						$(4,273,385)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/21/16	387	USD	63,937,277	$(299,965)
U.S. Treasury Note 10 Year Futures	06/21/16	597	USD	77,607,709	235,494
U.S. Treasury Note 2 Year Futures	06/30/16	1,499	USD	326,962,568	943,682
U.S. Treasury Note 5 Year Futures	06/30/16	1,862	USD	224,744,276	863,209
U.S. Treasury Ultra Long Bond Futures	06/21/16	680	USD	118,067,825	(746,575)

Futures Contracts—Short
Euro-Bobl Futures	06/08/16	(3)	EUR	(394,438)	1,295
Euro-Bund Futures	06/08/16	(141)	EUR	(22,977,925)	(57,117)
Japanese Government 10 Year Bond Futures	06/13/16	(20)	JPY	(3,034,453,460)	75,112

Net Unrealized Appreciation					$1,015,135

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/RUB Call	RUB	77.000	Deutsche Bank AG	05/17/16	(2,635,000)	$(36,482)	$(94,449)	$(57,967)
EUR Put/USD Call	USD	1.050	HSBC Bank plc	04/01/16	(3,575,000)	(11,895)	—	11,895
GBP Call/USD Put	USD	1.555	Deutsche Bank AG	07/22/16	(36,190,000)	(195,666)	(249,494)	(53,828)
GBP Call/USD Put	USD	1.525	Deutsche Bank AG	07/22/16	(36,190,000)	(332,993)	(436,614)	(103,621)
GBP Call/USD Put	USD	1.495	JPMorgan Chase Bank N.A.	07/22/16	(33,620,000)	(470,583)	(680,842)	(210,259)
USD Call/CNH Put	CNH	7.100	Deutsche Bank AG	12/15/16	(2,869,000)	(33,280)	(25,534)	7,746
USD Call/MXN Put	MXN	19.000	Goldman Sachs & Co.	04/15/16	(1,947,000)	(25,171)	(584)	24,587

MSF-41

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Written Options—(Continued)

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/BRL Call	BRL	3.550	Goldman Sachs & Co.	04/26/16	(948,000)	$(11,154)	$(14,409)	$(3,255)
USD Put/ZAR Call	ZAR	15.500	Goldman Sachs & Co.	04/28/16	(1,561,000)	(17,327)	(81,016)	(63,689)

Totals						$(1,134,551)	$(1,582,942)	$(448,391)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Depreciation
Call - Eurodollar Midcurve 4 Year Futures	$98.375	12/16/16	(1,965)	$(954,774)	$(1,043,907)	(89,133)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	11.720%	01/04/21	JPMorgan Chase Bank N.A.	BRL	1,306,000	$(21,942)	$—	$(21,942)
Pay	1-Day CDI	12.050%	01/04/21	Bank of America N.A.	BRL	2,737,312	(38,278)	—	(38,278)
Pay	1-Day CDI	12.410%	01/04/21	Citibank N.A.	BRL	1,000,000	(10,913)	—	(10,913)
Pay	1-Day IBRCOL	6.440%	05/23/16	Credit Suisse International	COP	30,917,310,686	3,646	—	3,646
Pay	1-Day IBRCOL	6.640%	08/22/16	Credit Suisse International	COP	20,737,220,582	7,312	—	7,312
Pay	28-Day TIIE	4.295%	12/18/17	Bank of America N.A.	MXN	137,079,700	35,513	—	35,513
Pay	28-Day TIIE	5.405%	01/01/21	Goldman Sachs International	MXN	75,544,110	27,432	—	27,432
Pay	28-Day TIIE	5.550%	01/13/25	Bank of America N.A.	MXN	48,971,509	(80,130)	—	(80,130)
Pay	28-Day TIIE	5.842%	11/14/24	Deutsche Bank AG	MXN	34,442,494	(12,489)	—	(12,489)
Pay	28-Day TIIE	5.850%	11/14/24	Deutsche Bank AG	MXN	14,974,997	(4,955)	—	(4,955)
Pay	28-Day TIIE	5.960%	01/30/26	Citibank N.A.	MXN	55,973,000	(28,583)	—	(28,583)
Pay	28-Day TIIE	6.225%	02/23/26	Citibank N.A.	MXN	40,145,262	27,959	—	27,959
Pay	28-Day TIIE	6.240%	02/23/26	Goldman Sachs International	MXN	46,817,604	35,902	—	35,902
Pay	28-Day TIIE	6.270%	12/05/25	Bank of America N.A.	MXN	2,209,451	2,220	—	2,220
Pay	28-Day TIIE	6.320%	07/17/25	Morgan Stanley Capital Services, LLC	MXN	40,086,000	52,907	—	52,907
Pay	28-Day TIIE	6.325%	07/17/25	Citibank N.A.	MXN	19,973,500	28,209	—	28,209
Pay	28-Day TIIE	6.330%	08/06/25	Citibank N.A.	MXN	59,593,000	84,262	—	84,262
Pay	3M KLIBOR	1.920%	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	45,900	—	45,900
Pay	7-Day China Fixing Repo Rates	2.255%	11/12/17	Deutsche Bank AG	CNY	31,680,000	(4,204)	—	(4,204)
Receive	1-Day CDI	11.410%	01/04/21	Bank of America N.A.	BRL	5,126,000	100,718	—	100,718
Receive	28-Day TIIE	4.300%	12/07/17	Bank of America N.A.	MXN	12,027,855	2,935	—	2,935
Receive	28-Day TIIE	4.550%	03/21/18	Barclays Bank plc	MXN	26,793,819	1,934	—	1,934
Receive	28-Day TIIE	4.700%	12/06/18	Bank of America N.A.	MXN	8,147,763	868	—	868
Receive	28-Day TIIE	4.760%	12/06/18	Citibank N.A.	MXN	8,147,763	137	—	137
Receive	28-Day TIIE	4.770%	12/05/18	Citibank N.A.	MXN	8,147,763	5	—	5
Receive	28-Day TIIE	4.850%	11/01/18	Bank of America N.A.	MXN	22,482,829	(3,224)	—	(3,224)
Receive	28-Day TIIE	6.307%	08/11/25	Deutsche Bank AG	MXN	74,533,884	(92,378)	—	(92,378)
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	(26,473)	—	(26,473)
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	(26,473)	—	(26,473)
Receive	3M KLIBOR	1.690%	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	(23,549)	—	(23,549)
Receive	3M LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	(476,375)	—	(476,375)
Receive	6M EURIBOR	2.783%	11/10/41	Deutsche Bank AG	EUR	8,300,000	(3,770,300)	(3,703,537)	(66,763)

Totals							$(4,162,407)	$(3,703,537)	$(458,870)

MSF-42

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.131%	08/25/25	USD	1,285,000	$60,512
Pay	6M BBSW	2.833%	01/15/26	AUD	62,920,000	1,385,874
Receive	3M LIBOR	0.648%	11/26/16	USD	14,540,000	5,195
Receive	3M LIBOR	1.256%	01/12/17	USD	223,619,000	(932,648)
Receive	3M LIBOR	1.955%	01/19/26	USD	44,940,000	(1,342,020)
Receive	3M LIBOR	2.272%	09/11/25	USD	955,000	(56,940)
Receive	3M LIBOR	2.383%	07/10/25	USD	72,000,000	(4,942,404)

Net Unrealized Depreciation						$(5,822,431)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.25.V1	5.000%	12/20/20	4.294%	USD	54,011,400	$1,074,827

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
21st Century Fox America, Inc. 3.700%, due 09/15/24	(1.000%)	12/20/20	Barclays Bank plc	0.380%	USD	2,605,000	$(74,720)	$(38,139)	$(36,581)
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	06/20/21	BNP Paribas S.A.	1.198%	USD	13,953,187	137,487	155,863	(18,376)
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	06/20/21	BNP Paribas S.A.	1.198%	USD	1,064,454	10,489	11,890	(1,401)
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	06/20/21	Deutsche Bank AG	1.198%	USD	30,926,546	304,734	415,026	(110,292)
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.198%	USD	15,351,000	151,261	164,439	(13,178)
Australia & New Zealand Banking Group, Ltd. 3.750%, due 03/10/17	(1.000%)	06/20/21	Deutsche Bank AG	1.198%	USD	5,232,738	51,561	97,387	(45,826)
Australia & New Zealand Banking Group, Ltd. 3.750%, due 03/10/17	(1.000%)	06/20/21	Goldman Sachs International	1.198%	USD	2,217,262	21,848	41,266	(19,418)
Australia & New Zealand Banking Group, Ltd. 3.750%, due 03/10/17	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.198%	USD	4,766,813	46,970	63,959	(16,989)
Commonwealth Bank of Australia 4.250%, due 11/10/16	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.182%	USD	8,846,369	80,167	114,420	(34,253)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	06/20/21	Deutsche Bank AG	1.182%	USD	7,590,000	68,782	77,859	(9,077)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	06/20/21	Deutsche Bank AG	1.182%	USD	5,491,032	49,761	102,194	(52,433)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	06/20/21	Deutsche Bank AG	1.182%	USD	1,978,968	17,934	36,741	(18,807)
Credit Agricole SA Zero Coupon, due 04/21/17	(1.000%)	06/20/21	Barclays Bank plc	0.814%	EUR	1,068,000	(11,687)	(9,258)	(2,429)

MSF-43

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Federation of Malaysia 5.625%, due 03/15/16	(1.000%)	06/20/21	Barclays Bank plc	1.519%	USD	4,508,000	$115,352	$138,719	$(23,367)
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Bank of America N.A.	1.059%	EUR	13,716,000	47,043	(428)	47,471
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Bank of America N.A.	1.059%	EUR	4,554,000	15,619	(10,504)	26,123
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Bank of America N.A.	1.059%	EUR	3,564,000	12,224	(8,220)	20,444
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	11,550,000	39,614	122,906	(83,292)
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	6,670,000	22,877	63,381	(40,504)
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	5,000,000	17,149	(13,047)	30,196
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	2,385,000	8,180	(6,223)	14,403
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	1,720,000	5,899	(4,488)	10,387
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	1,274,000	4,370	(3,324)	7,694
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	1,219,000	4,181	(3,181)	7,362
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Citibank N.A.	1.059%	EUR	576,000	1,976	(1,503)	3,479
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	Credit Suisse International	1.059%	EUR	10,696,000	36,685	48,444	(11,759)
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.059%	EUR	7,130,000	24,455	(30,689)	55,144
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.059%	EUR	7,075,000	24,266	9,957	14,309
HSBC Bank Plc 3.750%, due 11/30/16	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.059%	EUR	175,000	600	(753)	1,353
Loews Corp. 6.000%, due 02/01/35	(1.000%)	12/20/20	Barclays Bank plc	0.326%	USD	2,145,000	(66,974)	(75,932)	8,958
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	1.302%	USD	3,824,276	47,110	33,406	13,704
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	09/20/20	Bank of America N.A.	1.383%	USD	3,824,276	62,997	50,241	12,756
National Australia Bank, Ltd. 3.625%, due 11/08/17	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.186%	USD	7,590,000	70,009	101,839	(31,830)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.045%	USD	4,046,000	9,014	32,732	(23,718)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	BNP Paribas S.A.	2.948%	USD	1,115,000	103,609	124,650	(21,041)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	BNP Paribas S.A.	2.948%	USD	930,000	86,418	102,972	(16,554)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	Bank of America N.A.	2.948%	USD	1,925,000	178,877	215,406	(36,529)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	Barclays Bank plc	2.948%	USD	3,720,000	345,673	432,746	(87,073)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	Barclays Bank plc	2.948%	USD	2,245,000	208,612	238,571	(29,959)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	Citibank N.A.	2.948%	USD	1,224,000	113,738	131,635	(17,897)

MSF-44

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	Citibank N.A.	2.948%	USD	40,000	$3,717	$4,421	$(704)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	Goldman Sachs International	2.948%	USD	1,160,000	107,791	134,292	(26,501)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	2.948%	USD	2,765,000	256,932	305,901	(48,969)
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/20	Bank of America N.A.	1.529%	EUR	7,640,000	230,881	178,686	52,195
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/20	Bank of America N.A.	1.529%	EUR	1,560,000	47,143	36,486	10,657
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	BNP Paribas S.A.	1.529%	EUR	5,000,000	151,100	278,705	(127,605)
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	BNP Paribas S.A.	1.529%	EUR	1,331,000	40,223	37,737	2,486
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	BNP Paribas S.A.	1.529%	EUR	1,211,000	36,596	34,335	2,261
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	Bank of America N.A.	1.529%	EUR	3,110,000	93,984	72,737	21,247
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	Citibank N.A.	1.529%	EUR	6,980,000	210,936	346,361	(135,425)
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	Citibank N.A.	1.529%	EUR	6,430,000	194,315	319,069	(124,754)
Standard Chartered Bank 0.525%, due 09/04/17	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.529%	EUR	6,990,000	211,238	392,228	(180,990)
Valero Energy Corp. 8.750%, due 06/15/30	(1.000%)	12/20/20	Morgan Stanley Capital Services, LLC	1.291%	USD	2,145,000	28,326	51,754	(23,428)

Totals							$4,007,342	$5,115,672	$(1,108,330)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil 4.250%, due 01/07/25	1.000%	06/20/21	Barclays Bank plc	3.500%	USD	1,122,000	$(132,552)	$(128,227)	$(4,325)
Fiat Finance North America, Inc. 5.625%, due 06/12/17	5.000%	12/20/20	Bank of America N.A.	3.326%	EUR	27,369	2,275	2,508	(233)
Fiat Finance North America, Inc. 5.625%, due 06/12/17	5.000%	12/20/20	Bank of America N.A.	3.326%	EUR	261	22	24	(2)
Fiat Industrial Finance Europe SA 6.250%, due 03/09/18	5.000%	12/20/20	BNP Paribas S.A.	2.937%	EUR	21,277	2,192	2,368	(176)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	1.302%	USD	3,824,276	(47,110)	(38,756)	(8,354)
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	JPMorgan Chase Bank N.A.	1.383%	USD	3,824,276	(62,997)	(43,741)	(19,256)
Republic of Indonesia 6.875%, due 03/09/17	1.000%	06/20/21	Barclays Bank plc	1.959%	USD	1,078,242	(50,178)	(59,735)	9,557
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	14.784%	USD	875,000	(331,703)	(73,375)	(258,328)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	14.345%	USD	1,175,000	(434,828)	(93,454)	(341,374)

MSF-45

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	Bank of America N.A.	14.345%	USD	1,180,000	$(436,678)	$(96,360)	$(340,318)
Transocean, Inc. 7.375%, due 04/15/18	1.000%	12/20/19	JPMorgan Chase Bank N.A.	14.345%	USD	1,180,000	(436,678)	(104,719)	(331,959)

Totals							$(1,928,235)	$(633,467)	$(1,294,768)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
CMBX.NA.AAA.V8	(0.500%)	10/17/57	Credit Suisse International	0.000%	USD	990,000	$44,576	$44,956	$(380)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	$(155,704)	$(156,398)	$694
CMBX.NA.AM.V4	0.500%	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	(66,656)	(359,977)	293,321
CMBX.NA.BBB-.V8	3.000%	10/17/57	Barclays Bank plc	0.000%	USD	660,000	(114,577)	(70,295)	(44,282)
CMBX.NA.BBB-.V8	3.000%	10/17/57	Credit Suisse International	0.000%	USD	330,000	(57,289)	(34,753)	(22,536)
CMBX.NA.BBB-.V9	3.000%	09/17/58	UBS AG	0.000%	USD	2,310,000	(446,747)	(590,056)	143,309

Totals							$(840,973)	$(1,211,479)	$370,506

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound

MSF-46

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand
(BBSW)—	Australian Bank Bill Rate
(CDI)—	Brazil Interbank Deposit Rate
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	EURO InterBank Offered Rate
(IBRCOL)—	Colombia Overnight Interbank Reference Rate
(KLIBOR)—	Kulala Lumpor InterBank OfferedRate
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,076,709,308	$—	$2,076,709,308
Total Corporate Bonds & Notes*	—	885,200,035	—	885,200,035
Total Asset-Backed Securities*	—	315,307,375	—	315,307,375
Total Mortgage-Backed Securities*	—	290,313,360	—	290,313,360
Total Foreign Government*	—	124,588,500	—	124,588,500
Total Municipals	—	113,608,442	—	113,608,442
Total Preferred Stocks*	14,475,939	—	—	14,475,939
Purchased Options
Currency Options	—	2,481,830	—	2,481,830
Options on Exchange-Traded Futures Contracts	1,252,900	—	—	1,252,900
Total Purchased Options	1,252,900	2,481,830	—	3,734,730

MSF-47

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$49,965,346	$—	$—	$49,965,346
Repurchase Agreement	—	29,783,347	—	29,783,347
Total Short-Term Investments	49,965,346	29,783,347	—	79,748,693
Total Investments	$65,694,185	$3,837,992,197	$—	$3,903,686,382

Collateral for Securities Loaned (Liability)	$—	$(49,965,346)	$—	$(49,965,346)
TBA Forward Sales Commitments	$—	$(341,353,505)	$—	$(341,353,505)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,566,506	$—	$3,566,506
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,839,891)	—	(7,839,891)
Total Forward Contracts	$—	$(4,273,385)	$—	$(4,273,385)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,118,792	$—	$—	$2,118,792
Futures Contracts (Unrealized Depreciation)	(1,103,657)	—	—	(1,103,657)
Total Futures Contracts	$1,015,135	$—	$—	$1,015,135
Written Options
Foreign Currency Written Options at Value	$—	$(1,582,942)	$—	$(1,582,942)
Options on Exchange-Traded Futures Contracts at Value	(1,043,907)	—	—	(1,043,907)
Total Written Options	$(1,043,907)	$(1,582,942)	$—	$(2,626,849)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,526,408	$—	$2,526,408
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,274,012)	—	(7,274,012)
Total Centrally Cleared Swap Contracts	$—	$(4,747,604)	$—	$(4,747,604)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,667,647	$—	$4,667,647
OTC Swap Contracts at Value (Liabilities)	—	(7,547,344)	—	(7,547,344)
Total OTC Swap Contracts	$—	$(2,879,697)	$—	$(2,879,697)

*	See Schedule of Investments for additional detailed categorizations.

MSF-48

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Honeywell International, Inc.	154,426	$17,303,433
TransDigm Group, Inc. (a) (b)	94,693	20,864,656

		38,168,089

Airlines—1.6%
Delta Air Lines, Inc.	570,422	27,768,143

Beverages—6.0%
Anheuser-Busch InBev S.A. (ADR)	441,599	55,049,731
Constellation Brands, Inc. - Class A	322,310	48,697,818

		103,747,549

Biotechnology—4.7%
Biogen, Inc. (a)	93,444	24,325,342
Celgene Corp. (a)	164,106	16,425,370
United Therapeutics Corp. (a)	83,320	9,284,348
Vertex Pharmaceuticals, Inc. (a)	385,907	30,675,747

		80,710,807

Capital Markets—2.3%
Goldman Sachs Group, Inc. (The)	113,713	17,850,667
Morgan Stanley	840,310	21,016,153

		38,866,820

Chemicals—3.4%
Ecolab, Inc.	151,260	16,868,515
Sherwin-Williams Co. (The)	149,133	42,453,691

		59,322,206

Diversified Financial Services—4.0%
Berkshire Hathaway, Inc. - Class B (a)	420,356	59,640,109
Moody’s Corp.	93,571	9,035,216

		68,675,325

Diversified Telecommunication Services—1.2%
SBA Communications Corp. - Class A (a)	209,763	21,011,960

Electrical Equipment—1.2%
Acuity Brands, Inc.	92,705	20,222,669

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	238,714	37,616,552

Food Products—0.4%
Mead Johnson Nutrition Co.	81,169	6,896,930

Health Care Equipment & Supplies—1.1%
Intuitive Surgical, Inc. (a)	32,314	19,422,330

Health Care Providers & Services—3.5%
UnitedHealth Group, Inc.	464,965	59,933,988

Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc. (a) (b)	33,240	15,655,042

Hotels, Restaurants & Leisure—(Continued)
Domino’s Pizza, Inc.	109,901	14,491,546
Starbucks Corp.	175,684	10,488,335

		40,634,923

Internet & Catalog Retail—9.6%
Amazon.com, Inc. (a)	156,800	93,082,752
Netflix, Inc. (a) (b)	428,930	43,849,514
TripAdvisor, Inc. (a)	430,089	28,600,918

		165,533,184

Internet Software & Services—17.1%
Alphabet, Inc. - Class A (a)	183,585	140,056,996
Facebook, Inc. - Class A (a)	962,510	109,822,391
Tencent Holdings, Ltd.	2,117,600	43,284,695

		293,164,082

IT Services—8.7%
Alliance Data Systems Corp. (a)	68,575	15,086,500
Fiserv, Inc. (a)	109,844	11,267,797
FleetCor Technologies, Inc. (a)	244,041	36,301,099
Visa, Inc. - Class A (b)	1,130,702	86,476,089

		149,131,485

Life Sciences Tools & Services—2.3%
Illumina, Inc. (a)	239,845	38,881,273

Media—2.1%
Liberty Global plc - Class A (a)	952,263	36,662,126

Oil, Gas & Consumable Fuels—1.9%
Concho Resources, Inc. (a)	219,179	22,145,846
EOG Resources, Inc.	135,160	9,809,913

		31,955,759

Pharmaceuticals—1.2%
Allergan plc (a)	28,237	7,568,363
Perrigo Co. plc (b)	106,065	13,568,896

		21,137,259

Real Estate Investment Trusts—1.4%
Crown Castle International Corp.	273,742	23,678,683

Road & Rail—1.5%
Norfolk Southern Corp.	311,381	25,922,468

Semiconductors & Semiconductor Equipment—0.5%
Applied Materials, Inc.	434,773	9,208,492

Software—7.5%
Activision Blizzard, Inc.	1,076,732	36,436,611
Microsoft Corp.	901,008	49,762,672
Salesforce.com, Inc. (a)	586,559	43,305,651

		129,504,934

MSF-49

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.2%
Home Depot, Inc. (The)	286,740	$38,259,718

Technology Hardware, Storage & Peripherals—4.6%
Apple, Inc.	732,320	79,815,557

Textiles, Apparel & Luxury Goods—2.0%
NIKE, Inc. - Class B	550,574	33,843,784

Total Common Stocks (Cost $1,504,658,252)		1,699,697,095

Preferred Stock—0.9%

Software—0.9%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,193)	2,537,552	15,022,307

Short-Term Investments—2.1%

Mutual Fund—1.3%
State Street Navigator Securities Lending MET Portfolio (e)	22,017,826	22,017,826

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $14,124,878 on 04/01/16, collateralized by $14,250,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $14,410,313.	14,124,867	14,124,867

Total Short-Term Investments (Cost $36,142,693)		36,142,693

Total Investments—101.8% (Cost $1,556,356,138) (f)		1,750,862,095
Other assets and liabilities (net)—(1.8)%		(31,545,636)

Net Assets—100.0%		$1,719,316,459

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $155,166,133 and the collateral received consisted of cash in the amount of $22,017,826 and non-cash collateral with a value of $136,853,327. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.9% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $15,022,307, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(f)	As of March 31, 2016, the aggregate cost of investments was $1,556,356,138. The aggregate unrealized appreciation and depreciation of investments were $233,585,875 and $(39,079,918), respectively, resulting in net unrealized appreciation of $194,505,957.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,193	$15,022,307

MSF-50

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,168,089	$—	$—	$38,168,089
Airlines	27,768,143	—	—	27,768,143
Beverages	103,747,549	—	—	103,747,549
Biotechnology	80,710,807	—	—	80,710,807
Capital Markets	38,866,820	—	—	38,866,820
Chemicals	59,322,206	—	—	59,322,206
Diversified Financial Services	68,675,325	—	—	68,675,325
Diversified Telecommunication Services	21,011,960	—	—	21,011,960
Electrical Equipment	20,222,669	—	—	20,222,669
Food & Staples Retailing	37,616,552	—	—	37,616,552
Food Products	6,896,930	—	—	6,896,930
Health Care Equipment & Supplies	19,422,330	—	—	19,422,330
Health Care Providers & Services	59,933,988	—	—	59,933,988
Hotels, Restaurants & Leisure	40,634,923	—	—	40,634,923
Internet & Catalog Retail	165,533,184	—	—	165,533,184
Internet Software & Services	249,879,387	43,284,695	—	293,164,082
IT Services	149,131,485	—	—	149,131,485
Life Sciences Tools & Services	38,881,273	—	—	38,881,273
Media	36,662,126	—	—	36,662,126
Oil, Gas & Consumable Fuels	31,955,759	—	—	31,955,759
Pharmaceuticals	21,137,259	—	—	21,137,259
Real Estate Investment Trusts	23,678,683	—	—	23,678,683
Road & Rail	25,922,468	—	—	25,922,468
Semiconductors & Semiconductor Equipment	9,208,492	—	—	9,208,492
Software	129,504,934	—	—	129,504,934
Specialty Retail	38,259,718	—	—	38,259,718
Technology Hardware, Storage & Peripherals	79,815,557	—	—	79,815,557
Textiles, Apparel & Luxury Goods	33,843,784	—	—	33,843,784
Total Common Stocks	1,656,412,400	43,284,695	—	1,699,697,095
Total Preferred Stock*	—	—	15,022,307	15,022,307
Short-Term Investments
Mutual Fund	22,017,826	—	—	22,017,826
Repurchase Agreement	—	14,124,867	—	14,124,867
Total Short-Term Investments	22,017,826	14,124,867	—	36,142,693
Total Investments	$1,678,430,226	$57,409,562	$15,022,307	$1,750,862,095

Collateral for Securities Loaned (Liability)	$—	$(22,017,826)	$—	$(22,017,826)

*	See Schedule of Investments for additional detailed categorizations.

MSF-51

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Depreciation	Balance as of March 31, 2016	Change in Unrealized Depreciation from Investments Still Held at March 31, 2016
Preferred Stocks
Software	$19,539,151	$(4,516,844)	$15,022,307	$(4,516,844)

MSF-52

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
BE Aerospace, Inc. (a)	61,160	$2,820,699
Boeing Co. (The) (a)	92,810	11,781,301
Honeywell International, Inc.	39,650	4,442,783
Huntington Ingalls Industries, Inc.	35,610	4,876,433
Northrop Grumman Corp.	6,050	1,197,295
Raytheon Co.	26,255	3,219,651

		28,338,162

Airlines—0.3%
American Airlines Group, Inc.	90,970	3,730,680

Auto Components—1.5%
Lear Corp.	182,180	20,252,951
Magna International, Inc.	39,190	1,683,602

		21,936,553

Automobiles—0.2%
Thor Industries, Inc.	45,476	2,900,005

Banks—12.2%
Bank of America Corp.	652,340	8,819,637
Citigroup, Inc.	1,562,511	65,234,834
JPMorgan Chase & Co.	1,125,597	66,657,854
KeyCorp	769,810	8,498,702
Regions Financial Corp.	1,255,881	9,858,666
Wells Fargo & Co.	378,980	18,327,473

		177,397,166

Biotechnology—1.5%
Baxalta, Inc.	555,630	22,447,452

Capital Markets—1.1%
Ameriprise Financial, Inc.	34,440	3,237,705
KKR & Co. L.P.	202,091	2,968,717
Morgan Stanley	387,430	9,689,624

		15,896,046

Chemicals—0.4%
Akzo Nobel NV (ADR) (a)	174,161	3,948,230
Ashland, Inc.	18,750	2,061,750
LyondellBasell Industries NV - Class A	6,790	581,088

		6,591,068

Communications Equipment—7.1%
Cisco Systems, Inc.	2,644,050	75,276,103
Nokia Oyj (ADR)	1,395,190	8,245,573
Telefonaktiebolaget LM Ericsson (ADR)	1,927,920	19,337,038

		102,858,714

Construction & Engineering—0.4%
AECOM (a) (b)	187,710	5,779,591

Consumer Finance—6.6%
Capital One Financial Corp.	534,800	37,066,988

Consumer Finance—(Continued)
Discover Financial Services	962,400	49,005,408
SLM Corp. (b)	1,497,580	9,524,609

		95,597,005

Containers & Packaging—0.7%
Avery Dennison Corp.	35,700	2,574,327
Bemis Co., Inc.	86,970	4,503,306
Crown Holdings, Inc. (b)	54,530	2,704,143

		9,781,776

Diversified Consumer Services—0.0%
DeVry Education Group, Inc. (a)	34,690	599,096

Diversified Financial Services—1.7%
Nasdaq, Inc.	375,025	24,894,160

Diversified Telecommunication Services—2.4%
Verizon Communications, Inc.	653,690	35,351,555

Electric Utilities—3.4%
American Electric Power Co., Inc.	44,060	2,925,584
Exelon Corp.	1,297,510	46,528,709
PG&E Corp.	3,300	197,076

		49,651,369

Energy Equipment & Services—1.5%
Baker Hughes, Inc.	208,520	9,139,431
FMC Technologies, Inc. (b)	5,610	153,490
Halliburton Co.	36,880	1,317,354
Superior Energy Services, Inc. (a)	866,179	11,598,137

		22,208,412

Food & Staples Retailing—1.2%
CVS Health Corp.	31,040	3,219,779
Kroger Co. (The)	363,724	13,912,443

		17,132,222

Health Care Equipment & Supplies—5.8%
Baxter International, Inc.	689,630	28,330,000
Medtronic plc	252,990	18,974,250
St. Jude Medical, Inc.	214,400	11,792,000
Zimmer Biomet Holdings, Inc.	243,500	25,964,405

		85,060,655

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp. (a)	2,080	158,974

Household Durables—1.8%
Newell Rubbermaid, Inc.	540,060	23,919,257
Tupperware Brands Corp. (a)	28,750	1,666,925

		25,586,182

MSF-53

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—4.0%
AES Corp.	3,315,700	$39,125,260
Dynegy, Inc. (a) (b)	1,342,170	19,286,983

		58,412,243

Insurance—4.8%
Genworth Financial, Inc. - Class A (a) (b)	1,523,200	4,158,336
Hartford Financial Services Group, Inc. (The)	506,620	23,345,049
Lincoln National Corp.	334,750	13,122,200
Prudential Financial, Inc.	228,190	16,479,882
XL Group plc	363,030	13,359,504

		70,464,971

IT Services—0.2%
Fidelity National Information Services, Inc.	13,530	856,584
First Data Corp. - Class A (a) (b)	163,590	2,116,855

		2,973,439

Media—2.6%
Comcast Corp. - Class A	203,160	12,409,013
Interpublic Group of Cos., Inc. (The)	295,520	6,782,184
Omnicom Group, Inc. (a)	48,700	4,053,301
Scripps Networks Interactive, Inc. - Class A (a)	215,480	14,113,940

		37,358,438

Metals & Mining—0.6%
Allegheny Technologies, Inc. (a)	67,210	1,095,523
Reliance Steel & Aluminum Co.	107,720	7,453,147

		8,548,670

Multiline Retail—1.0%
Dollar General Corp.	7,670	656,552
Macy’s, Inc.	315,380	13,905,104

		14,561,656

Oil, Gas & Consumable Fuels—12.5%
Apache Corp. (a)	1,088,980	53,153,114
Devon Energy Corp.	663,270	18,200,129
Gulfport Energy Corp. (b)	860,660	24,391,105
Hess Corp.	34,300	1,805,895
Marathon Oil Corp.	3,272,480	36,455,427
Marathon Petroleum Corp.	327,702	12,183,960
Valero Energy Corp.	557,800	35,777,292

		181,966,922

Pharmaceuticals—8.1%
Merck & Co., Inc.	1,071,790	56,708,409
Pfizer, Inc.	1,824,675	54,083,367
Teva Pharmaceutical Industries, Ltd. (ADR)	147,700	7,903,427

		118,695,203

Professional Services—2.7%
Dun & Bradstreet Corp. (The)	8,600	886,488
ManpowerGroup, Inc.	30,520	2,484,938

Professional Services—(Continued)
Nielsen Holdings plc	685,000	36,072,100

		39,443,526

Real Estate Investment Trusts—1.4%
Brixmor Property Group, Inc.	164,960	4,226,275
Outfront Media, Inc.	198,400	4,186,240
Starwood Property Trust, Inc. (a)	605,190	11,456,247

		19,868,762

Semiconductors & Semiconductor Equipment—4.7%
QUALCOMM, Inc.	1,191,850	60,951,209
Teradyne, Inc.	337,548	7,287,661

		68,238,870

Software—0.1%
Oracle Corp.	18,300	748,653

Specialty Retail—1.4%
Gap, Inc. (The) (a)	276,670	8,134,098
GNC Holdings, Inc. - Class A (a)	382,160	12,133,580

		20,267,678

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	151,370	16,497,816

Thrifts & Mortgage Finance—0.2%
New York Community Bancorp, Inc.	220,700	3,509,130

Trading Companies & Distributors—0.1%
AerCap Holdings NV (a) (b)	12,950	501,942
Air Lease Corp. (a)	14,330	460,280

		962,222

Wireless Telecommunication Services—2.0%
Telephone & Data Systems, Inc.	807,526	24,298,457
United States Cellular Corp. (b)	101,850	4,653,527

		28,951,984

Total Common Stocks (Cost $1,466,813,411)		1,445,367,026

Convertible Preferred Stocks—0.5%

Food Products—0.4%
Tyson Foods, Inc. 4.750%, 07/15/17	88,627	6,600,939

Machinery—0.1%
Stanley Black & Decker, Inc. 6.250%, 11/17/16 (a)	10,940	1,233,703

Total Convertible Preferred Stocks (Cost $5,540,901)		7,834,642

MSF-54

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—5.1%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—5.0%
State Street Navigator Securities Lending MET Portfolio (c)	72,648,914	$72,648,914

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $1,837,491 on 04/01/16, collateralized by $1,840,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $1,874,500.	1,837,490	1,837,490

Total Short-Term Investments (Cost $74,486,404)		74,486,404

Total Investments—104.8% (Cost $1,546,840,716) (d)		1,527,688,072
Other assets and liabilities (net)—(4.8)%		(69,993,317)

Net Assets—100.0%		$1,457,694,755

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $81,057,578 and the collateral received consisted of cash in the amount of $72,648,914 and non-cash collateral with a value of $10,315,948. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,546,840,716. The aggregate unrealized appreciation and depreciation of investments were $141,407,991 and $(160,560,635), respectively, resulting in net unrealized depreciation of $(19,152,644).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,445,367,026	$—	$—	$1,445,367,026
Total Convertible Preferred Stocks*	7,834,642	—	—	7,834,642
Short-Term Investments
Mutual Fund	72,648,914	—	—	72,648,914
Repurchase Agreement	—	1,837,490	—	1,837,490
Total Short-Term Investments	72,648,914	1,837,490	—	74,486,404
Total Investments	$1,525,850,582	$1,837,490	$—	$1,527,688,072

Collateral for Securities Loaned (Liability)	$—	$(72,648,914)	$—	$(72,648,914)

*	See Schedule of Investments for additional detailed categorizations.

MSF-55

Metropolitan Series Fund

BlackRock Ultra-Short Term Bond Portfolio (formerly, BlackRock Money Market Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Certificate of Deposit—28.6% of Net Assets

Security Description	Principal Amount*	Value

Foreign Banks Yankee Dollar—22.5%
Bank of Montreal (Chicago) 0.618%, 05/04/16 (a)	15,000,000	$15,000,000
0.693%, 07/21/16 (a)	12,000,000	12,000,000
0.798%, 06/01/16 (a)	10,000,000	10,000,000
Bank of Nova Scotia (Houston) 0.610%, 04/08/16 (a)	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (NY) 0.356%, 04/05/16	27,000,000	27,000,000
Canadian Imperial Bank of Commerce (NY) 0.600%, 04/18/16 (a)	12,000,000	12,000,000
0.864%, 09/02/16	11,000,000	11,000,000
Norinchukin Bank (NY) 0.641%, 06/03/16	20,000,000	20,000,000
Rabobank Nederland (NY) 0.508%, 05/12/16	15,000,000	15,000,000
0.539%, 05/10/16	7,000,000	7,000,000
0.621%, 04/11/16 (a)	10,000,000	10,000,000
0.801%, 08/11/16 (a)	8,000,000	8,000,000
Royal Bank of Canada (NY) 0.801%, 07/08/16 (a)	6,000,000	6,000,000
0.888%, 10/14/16 (a)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp. (NY) 0.712%, 07/08/16	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank, Ltd. (NY) 0.366%, 04/06/16	20,000,000	20,000,000
Toronto Dominion Bank (NY) 0.508%, 05/06/16	8,000,000	8,000,000
0.610%, 05/23/16	10,000,000	10,000,000
0.612%, 05/19/16 (a)	15,000,000	15,000,000
UBS AG (Stamford) 0.832%, 07/11/16 (a)	10,000,000	10,000,000
Westpac Banking Corp. (NY) 0.992%, 02/06/17 (a)	4,000,000	4,000,000

		250,000,000

Domestic Banks—6.1%
Citibank N.A. (NY) 0.661%, 05/20/16	14,000,000	14,000,000
State Street Bank & Trust Co. 0.669%, 06/01/16 (a)	10,000,000	10,000,000
Wells Fargo Bank N.A. 0.580%, 04/01/16	15,000,000	15,000,000
0.804%, 07/13/16 (a)	14,000,000	14,000,000
0.884%, 10/13/16 (a)	8,000,000	8,000,000
1.078%, 02/01/17	7,000,000	7,000,000

		68,000,000

Total Certificate of Deposit (Cost $318,000,000)		318,000,000

Asset Backed Commercial Paper (b)—28.0%
Albion Capital LLC 0.478%, 04/15/16	16,000,000	15,997,075
Antalis S.A. 0.407%, 04/07/16	22,000,000	21,998,533
0.661%, 05/04/16	15,000,000	14,991,062
Bedford Row Funding Corp. 0.590%, 05/12/16	7,810,000	7,804,841
Chariot Funding LLC 0.864%, 07/07/16	8,575,000	8,555,361
0.864%, 07/11/16	10,000,000	9,976,153
0.895%, 10/05/16	6,000,000	6,000,000
Collateralized Commercial Paper Co. LLC 0.644%, 04/25/16	15,000,000	15,000,000
0.653%, 04/19/16	5,000,000	5,000,000
Collateralized Commercial Paper II Co. LLC 0.864%, 07/08/16	15,000,000	14,965,292
CRC Funding LLC 0.580%, 05/16/16	12,000,000	11,991,450
Jupiter Securitization Co. LLC 0.864%, 07/05/16	10,000,000	9,977,569
0.966%, 10/28/16	10,000,000	9,944,583
Kells Funding LLC 0.590%, 04/21/16	10,000,000	9,996,778
LMA Americas LLC 0.356%, 04/01/16	8,000,000	8,000,000
Manhattan Asset Funding Co. LLC 0.630%, 05/02/16	6,000,000	5,996,797
Old Line Funding LLC 0.478%, 04/04/16	13,620,000	13,619,467
0.783%, 06/20/16	8,000,000	7,986,311
0.824%, 08/18/16	15,000,000	14,953,087
Thunder Bay Funding LLC 0.590%, 05/23/16	7,000,000	6,994,136
0.763%, 04/26/16	18,000,000	17,990,625
0.844%, 06/15/16	7,000,000	6,987,896
0.854%, 07/18/16	12,000,000	11,969,760
Victory Receivables Corp. 0.376%, 04/01/16	36,605,000	36,605,000
0.508%, 04/04/16	8,000,000	7,999,667
Working Capital Management Co. 0.478%, 04/19/16 (144A)	10,000,000	9,997,650

Total Asset Backed Commercial Paper (Cost $311,299,093)		311,299,093

Financial Company Commercial Paper (b)—25.8%
Australia & New Zealand Banking Group, Ltd. 0.805%, 06/03/16	10,000,000	10,000,000
Bank of Nova Scotia 0.508%, 05/04/16 (144A)	5,000,000	4,997,708
0.620%, 05/17/16	4,000,000	3,996,882
BNP Paribas Fortis S.A. (NY) 0.366%, 04/06/16	40,000,000	39,998,000
Commonwealth Bank of Australia 0.702%, 07/05/16	8,000,000	8,000,000
Erste Abwicklungsanstalt 0.569%, 05/11/16	8,145,000	8,139,932
0.661%, 06/27/16	15,000,000	14,976,438
HSBC Bank plc 0.693%, 06/20/16	10,000,000	10,000,000
ING U.S. Funding LLC 0.630%, 04/15/16	15,000,000	14,996,383

MSF-56

Metropolitan Series Fund

BlackRock Ultra-Short Term Bond Portfolio (formerly, BlackRock Money Market Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Financial Company Commercial Paper (b)—(Continued)

Security Description	Principal Amount*	Value
La Caisse Centrale Desjardins du Quebec 0.427%, 04/25/16	40,000,000	$39,988,800
Mizuho Bank, Ltd. (NY) 0.712%, 04/18/16 (144A)	20,000,000	19,993,389
National Australia Bank, Ltd. 0.807%, 06/08/16	8,000,000	8,000,000
0.966%, 11/01/16 (144A)	6,000,000	5,966,117
0.966%, 11/02/16 (144A)	5,000,000	4,971,632
Nordea Bank AB 0.544%, 07/01/16 (144A)	32,000,000	31,956,724
Oversea-Chinese Banking Corp., Ltd. 0.643%, 05/19/16	15,000,000	15,000,000
Sumitomo Mitsui Trust Bank, Ltd. (NY) 0.661%, 05/25/16	12,500,000	12,487,813
0.681%, 04/06/16 (144A)	13,000,000	12,998,790
United Overseas Bank, Ltd. 0.701%, 05/12/16 (144A)	10,000,000	9,992,142
Westpac Banking Corp. 0.621%, 05/09/16	10,000,000	10,000,000

Total Financial Company Commercial Paper (Cost $286,460,750)		286,460,750

Treasury Repurchase Agreements—12.8%
Bank of America Corp. Repurchase Agreement dated 03/31/16 at 0.285% to be repurchased at $117,000,911 on 04/01/16 collateralized by $99,417,000 U.S. Treasury Note at 2.500% due 07/15/16 with a value $119,340,120.	117,000,000	117,000,000
JPMorgan Securities, Inc. Repurchase Agreement dated 03/31/16 at 0.315% to be repurchased at $25,000,215 on 04/01/16 collateralized by $22,992,100 U.S. Treasury Notes with rates ranging from 3.625% - 4.000%, maturity dates ranging from 08/15/18 - 08/15/43, with a value $25,501,481.	25,000,000	25,000,000

Total Treasury Repurchase Agreements (Cost $142,000,000)		142,000,000

Other Note—2.0%
Security Description	Principal Amount*	Value
GE Capital International Funding Co. 0.509%, 04/15/16 (144A)	5,000,000	5,000,877
Natixis S.A. 0.254%, 04/01/16	17,000,000	17,000,000

Total Other Note (Cost $22,000,877)		22,000,877

Other Commercial Paper (b)—1.4%
CPPIB Capital, Inc. 0.610%, 04/01/16	15,000,000	15,000,000

Total Other Commercial Paper (Cost $15,000,000)		15,000,000

Treasury Debt—1.3%
U.S. Treasury Floating Rate Note 0.359%, 10/31/16 (a)	11,760,000	11,760,005
0.640%, 10/31/17 (a)	2,371,000	2,365,263

Total Treasury Debt (Cost $14,125,268)		14,125,268

Total Investments—99.9% (Cost $1,108,885,988) (c)		1,108,885,988
Other assets and liabilities (net)—0.1%		1,187,096

Net Assets—100.0%		$1,110,073,084

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	As of March 31, 2016, the aggregate cost of investments was $1,108,885,988.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $105,875,029, which is 9.5% of net assets.

MSF-57

Metropolitan Series Fund

BlackRock Ultra-Short Term Bond Portfolio (formerly, BlackRock Money Market Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Certificate of Deposit*	$—	$318,000,000	$—	$318,000,000
Asset Backed Commercial Paper	—	311,299,093	—	311,299,093
Financial Company Commercial Paper	—	286,460,750	—	286,460,750
Treasury Repurchase Agreement	—	142,000,000	—	142,000,000
Other Note	—	22,000,877	—	22,000,877
Other Commercial Paper	—	15,000,000	—	15,000,000
Treasury Debt	—	14,125,268	—	14,125,268
Total Investments	$—	$1,108,885,988	$—	$1,108,885,988

*	See Schedule of Investments for additional detailed categorizations.

MSF-58

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Airlines—2.8%
American Airlines Group, Inc.	495,218	$20,308,890
United Continental Holdings, Inc. (a)	196,019	11,733,697

		32,042,587

Banks—2.0%
Citizens Financial Group, Inc.	253,674	5,314,470
Signature Bank (a)	123,542	16,816,537

		22,131,007

Beverages—2.1%
Brown-Forman Corp. - Class B (b)	130,557	12,855,948
Monster Beverage Corp. (a)	81,441	10,862,600

		23,718,548

Biotechnology—2.3%
Alkermes plc (a) (b)	125,175	4,279,733
BioMarin Pharmaceutical, Inc. (a)	67,809	5,592,886
Incyte Corp. (a) (b)	97,704	7,080,609
Medivation, Inc. (a)	204,467	9,401,393

		26,354,621

Capital Markets—3.1%
E*Trade Financial Corp. (a)	465,807	11,407,613
Raymond James Financial, Inc.	376,792	17,939,067
WisdomTree Investments, Inc. (b)	506,557	5,789,947

		35,136,627

Chemicals—2.4%
Sherwin-Williams Co. (The)	94,929	27,023,438

Commercial Services & Supplies—4.1%
Cintas Corp.	226,077	20,303,975
KAR Auction Services, Inc.	267,417	10,199,285
Waste Connections, Inc. (b)	249,432	16,110,813

		46,614,073

Construction Materials—0.7%
Eagle Materials, Inc.	111,594	7,823,855

Distributors—1.3%
LKQ Corp. (a)	445,745	14,232,638

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a)	134,792	8,731,826

Diversified Financial Services—2.4%
Moody’s Corp.	88,857	8,580,032
Nasdaq, Inc.	273,994	18,187,722

		26,767,754

Diversified Telecommunication Services—1.1%
Cogent Communications Holdings, Inc. (b)	315,138	12,299,836

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp. - Class A (b)	158,642	9,172,680

Food Products—0.8%
Mead Johnson Nutrition Co. (b)	106,727	9,068,593

Health Care Equipment & Supplies—6.4%
C.R. Bard, Inc.	99,276	20,120,267
Cooper Cos., Inc. (The) (b)	115,062	17,716,096
DexCom, Inc. (a)	74,053	5,028,939
Hologic, Inc. (a)	195,167	6,733,262
STERIS plc (b)	244,567	17,376,485
Teleflex, Inc.	36,479	5,727,568

		72,702,617

Health Care Providers & Services—1.9%
Humana, Inc.	48,741	8,917,166
Universal Health Services, Inc. - Class B	98,811	12,323,708

		21,240,874

Health Care Technology—0.6%
Cerner Corp. (a)	129,231	6,844,074

Hotels, Restaurants & Leisure—4.0%
Aramark	690,519	22,869,989
MGM Resorts International (a)	266,080	5,704,755
Royal Caribbean Cruises, Ltd. (b)	199,200	16,364,280

		44,939,024

Household Durables—1.6%
Harman International Industries, Inc. (b)	200,051	17,812,541

Industrial Conglomerates—1.4%
Roper Technologies, Inc.	88,630	16,198,905

Insurance—2.1%
Aon plc	224,273	23,425,315

Internet & Catalog Retail—1.1%
Expedia, Inc.	112,390	12,117,890

IT Services—11.1%
Alliance Data Systems Corp. (a)	92,947	20,448,340
Euronet Worldwide, Inc. (a)	324,559	24,053,067
Gartner, Inc. (a)	78,774	7,038,457
Genpact, Ltd. (a)	269,172	7,318,787
Global Payments, Inc.	334,666	21,853,690
Jack Henry & Associates, Inc.	162,972	13,782,542
Sabre Corp.	207,452	5,999,512
Vantiv, Inc. - Class A (a)	469,784	25,311,962

		125,806,357

Leisure Products—1.6%
Brunswick Corp.	372,837	17,888,719

MSF-59

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.9%
Illumina, Inc. (a)	34,874	$5,653,424
PAREXEL International Corp. (a) (b)	258,400	16,209,432

		21,862,856

Machinery—1.2%
Wabtec Corp. (b)	172,788	13,700,361

Marine—1.1%
Kirby Corp. (a) (b)	198,144	11,946,102

Media—0.7%
IMAX Corp. (a) (b)	249,728	7,764,044

Multiline Retail—3.9%
Dollar General Corp.	242,582	20,765,019
Dollar Tree, Inc. (a) (b)	288,251	23,769,178

		44,534,197

Oil, Gas & Consumable Fuels—0.8%
Carrizo Oil & Gas, Inc. (a) (b)	299,641	9,264,900

Pharmaceuticals—1.6%
Perrigo Co. plc (b)	138,167	17,675,704

Professional Services—2.3%
Equifax, Inc.	231,638	26,473,907

Road & Rail—1.6%
J.B. Hunt Transport Services, Inc.	217,986	18,363,141

Semiconductors & Semiconductor Equipment—4.0%
Analog Devices, Inc.	210,946	12,485,894
Lam Research Corp.	162,972	13,461,487
NXP Semiconductor NV (a)	72,385	5,868,252
Qorvo, Inc. (a)	270,503	13,636,056

		45,451,689

Software—12.8%
Activision Blizzard, Inc.	681,418	23,059,185
Cadence Design Systems, Inc. (a)	901,142	21,248,928
CDK Global, Inc.	424,401	19,755,866
Electronic Arts, Inc. (a) (b)	488,326	32,283,232
Fair Isaac Corp. (b)	130,918	13,889,091
Fortinet, Inc. (a)	382,568	11,718,058
Mobileye NV (a) (b)	163,010	6,078,643
Red Hat, Inc. (a)	231,313	17,235,132

		145,268,135

Specialty Retail—5.7%
Advance Auto Parts, Inc.	104,681	16,784,552
L Brands, Inc. (b)	118,573	10,411,895
O’Reilly Automotive, Inc. (a) (b)	40,352	11,042,728
Ross Stores, Inc.	450,198	26,066,464

		64,305,639

Textiles, Apparel & Luxury Goods—1.5%
Carter’s, Inc.	61,301	6,459,899
lululemon athletica, Inc. (a) (b)	159,225	10,781,125

		17,241,024

Trading Companies & Distributors—1.7%
HD Supply Holdings, Inc. (a)	592,895	19,607,038

Total Common Stocks (Cost $1,003,296,689)		1,123,553,136

Short-Term Investments—15.1%

Mutual Fund—13.8%
State Street Navigator Securities Lending MET Portfolio (c)	156,515,696	156,515,696

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $14,463,494 on 04/01/16, collateralized by $14,485,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $14,756,594.	14,463,482	14,463,482

Total Short-Term Investments (Cost $170,979,178)		170,979,178

Total Investments—114.4% (Cost $1,174,275,867) (d)		1,294,532,314
Other assets and liabilities (net)—(14.4)%		(163,402,974)

Net Assets—100.0%		$1,131,129,340

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $168,058,664 and the collateral received consisted of cash in the amount of $156,515,696 and non-cash collateral with a value of $15,126,179. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,174,275,867. The aggregate unrealized appreciation and depreciation of investments were $159,926,474 and $(39,670,027), respectively, resulting in net unrealized appreciation of $120,256,447.

MSF-60

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,123,553,136	$—	$—	$1,123,553,136
Short-Term Investments
Mutual Fund	156,515,696	—	—	156,515,696
Repurchase Agreement	—	14,463,482	—	14,463,482
Total Short-Term Investments	156,515,696	14,463,482	—	170,979,178
Total Investments	$1,280,068,832	$14,463,482	$—	$1,294,532,314

Collateral for Securities Loaned (Liability)	$—	$(156,515,696)	$—	$(156,515,696)

*	See Schedule of Investments for additional detailed categorizations.

MSF-61

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Boeing Co. (The) (a)	366,792	$46,560,576

Automobiles—1.3%
Tesla Motors, Inc. (a) (b)	147,232	33,829,497

Banks—0.5%
Citigroup, Inc.	314,096	13,113,508

Beverages—1.2%
Constellation Brands, Inc. - Class A	52,258	7,895,661
Monster Beverage Corp. (b)	177,579	23,685,487

		31,581,148

Biotechnology—6.6%
Alexion Pharmaceuticals, Inc. (b)	268,483	37,378,203
Biogen, Inc. (b)	137,149	35,702,628
BioMarin Pharmaceutical, Inc. (b)	135,504	11,176,370
Celgene Corp. (b)	505,926	50,638,133
Regeneron Pharmaceuticals, Inc. (b)	76,260	27,487,155
Vertex Pharmaceuticals, Inc. (b)	121,439	9,653,186

		172,035,675

Capital Markets—0.7%
Morgan Stanley	784,238	19,613,792

Chemicals—0.6%
Monsanto Co.	194,486	17,064,202

Communications Equipment—0.8%
Palo Alto Networks, Inc. (a) (b)	130,458	21,282,918

Diversified Financial Services—1.0%
McGraw Hill Financial, Inc.	272,768	26,998,577

Energy Equipment & Services—0.5%
Schlumberger, Ltd. (a)	173,509	12,796,289

Food & Staples Retailing—3.4%
Costco Wholesale Corp.	310,630	48,949,076
Kroger Co. (The)	1,073,953	41,078,702

		90,027,778

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	747,980	31,288,003

Hotels, Restaurants & Leisure—5.1%
Marriott International, Inc. - Class A (a)	657,335	46,789,105
McDonald’s Corp.	284,308	35,731,830
Starbucks Corp.	865,239	51,654,768

		134,175,703

Industrial Conglomerates—1.2%
General Electric Co.	988,125	31,412,494

Internet & Catalog Retail—9.1%
Amazon.com, Inc. (b)	210,370	124,884,047
JD.com, Inc. (ADR) (b)	519,142	13,757,263
Netflix, Inc. (a) (b)	596,318	60,961,589
Priceline Group, Inc. (The) (b)	29,119	37,533,226

		237,136,125

Internet Software & Services—15.3%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	545,014	43,072,456
Alphabet, Inc. - Class A (b)	105,122	80,197,574
Alphabet, Inc. - Class C (b)	109,936	81,896,823
Facebook, Inc. - Class A (b)	1,190,995	135,892,530
Tencent Holdings, Ltd.	2,901,372	59,305,346

		400,364,729

IT Services—6.4%
MasterCard, Inc. - Class A	816,645	77,172,953
Visa, Inc. - Class A (a)	1,168,498	89,366,727

		166,539,680

Life Sciences Tools & Services—1.3%
Illumina, Inc. (b)	203,580	33,002,354

Media—3.1%
Time Warner, Inc.	390,156	28,305,818
Walt Disney Co. (The)	525,402	52,177,672

		80,483,490

Oil, Gas & Consumable Fuels—1.0%
Concho Resources, Inc. (a) (b)	157,077	15,871,060
EOG Resources, Inc.	141,774	10,289,957

		26,161,017

Pharmaceuticals—6.2%
Allergan plc (b)	141,600	37,953,048
Bristol-Myers Squibb Co.	886,809	56,649,359
Novo Nordisk A/S (ADR)	492,073	26,665,436
Shire plc (ADR) (a)	235,536	40,488,638

		161,756,481

Real Estate Investment Trusts—1.2%
American Tower Corp.	312,636	32,004,547

Semiconductors & Semiconductor Equipment—1.9%
ARM Holdings plc (ADR) (a)	564,245	24,651,864
NXP Semiconductors NV (b)	294,156	23,847,227

		48,499,091

Software—10.4%
Adobe Systems, Inc. (b)	633,564	59,428,303
Atlassian Corp. plc - Class A (b)	38,882	977,882
Microsoft Corp.	1,045,357	57,735,067
Red Hat, Inc. (b)	559,091	41,657,871
Salesforce.com, Inc. (b)	780,876	57,652,075
Splunk, Inc. (a) (b)	466,161	22,809,258

MSF-62

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Workday, Inc. - Class A (a) (b)	395,018	$30,353,183

		270,613,639

Specialty Retail—7.7%
Home Depot, Inc. (The)	240,032	32,027,470
Industria de Diseno Textil S.A.	1,783,518	59,837,082
L Brands, Inc. (a)	189,697	16,657,294
O’Reilly Automotive, Inc. (b)	195,915	53,614,099
TJX Cos., Inc. (The)	509,131	39,890,414

		202,026,359

Technology Hardware, Storage & Peripherals—5.5%
Apple, Inc.	1,310,278	142,807,199

Textiles, Apparel & Luxury Goods—4.6%
NIKE, Inc. - Class B	1,272,891	78,244,610
Under Armour, Inc. - Class A (a) (b)	499,637	42,384,206

		120,628,816

Total Common Stocks (Cost $1,892,414,627)		2,603,803,687

Short-Term Investments—11.1%

Mutual Fund—10.8%
State Street Navigator Securities Lending MET Portfolio (c)	281,204,274	281,204,274

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $9,186,499 on 04/01/16, collateralized by $9,270,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $9,374,288.	9,186,492	9,186,492

Total Short-Term Investments (Cost $290,390,766)		290,390,766

Total Investments—110.7% (Cost $2,182,805,393) (d)		2,894,194,453
Other assets and liabilities (net)—(10.7)%		(280,636,214)

Net Assets—100.0%		$2,613,558,239

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $452,786,173 and the collateral received consisted of cash in the amount of $281,204,274 and non-cash collateral with a value of $181,497,741. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $2,182,805,393. The aggregate unrealized appreciation and depreciation of investments were $775,779,266 and $(64,390,206), respectively, resulting in net unrealized appreciation of $711,389,060.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-63

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$46,560,576	$—	$—	$46,560,576
Automobiles	33,829,497	—	—	33,829,497
Banks	13,113,508	—	—	13,113,508
Beverages	31,581,148	—	—	31,581,148
Biotechnology	172,035,675	—	—	172,035,675
Capital Markets	19,613,792	—	—	19,613,792
Chemicals	17,064,202	—	—	17,064,202
Communications Equipment	21,282,918	—	—	21,282,918
Diversified Financial Services	26,998,577	—	—	26,998,577
Energy Equipment & Services	12,796,289	—	—	12,796,289
Food & Staples Retailing	90,027,778	—	—	90,027,778
Health Care Equipment & Supplies	31,288,003	—	—	31,288,003
Hotels, Restaurants & Leisure	134,175,703	—	—	134,175,703
Industrial Conglomerates	31,412,494	—	—	31,412,494
Internet & Catalog Retail	237,136,125	—	—	237,136,125
Internet Software & Services	341,059,383	59,305,346	—	400,364,729
IT Services	166,539,680	—	—	166,539,680
Life Sciences Tools & Services	33,002,354	—	—	33,002,354
Media	80,483,490	—	—	80,483,490
Oil, Gas & Consumable Fuels	26,161,017	—	—	26,161,017
Pharmaceuticals	161,756,481	—	—	161,756,481
Real Estate Investment Trusts	32,004,547	—	—	32,004,547
Semiconductors & Semiconductor Equipment	48,499,091	—	—	48,499,091
Software	270,613,639	—	—	270,613,639
Specialty Retail	142,189,277	59,837,082	—	202,026,359
Technology Hardware, Storage & Peripherals	142,807,199	—	—	142,807,199
Textiles, Apparel & Luxury Goods	120,628,816	—	—	120,628,816
Total Common Stocks	2,484,661,259	119,142,428	—	2,603,803,687
Short-Term Investments
Mutual Fund	281,204,274	—	—	281,204,274
Repurchase Agreement	—	9,186,492	—	9,186,492
Total Short-Term Investments	281,204,274	9,186,492	—	290,390,766
Total Investments	$2,765,865,533	$128,328,920	$—	$2,894,194,453

Collateral for Securities Loaned (Liability)	$—	$(281,204,274)	$—	$(281,204,274)

MSF-64

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	40,681	$666,355
BWX Technologies, Inc.	80,726	2,709,164
DigitalGlobe, Inc. (a)	99,753	1,725,727
Hexcel Corp.	37,465	1,637,595

		6,738,841

Auto Components—1.2%
Fox Factory Holding Corp. (a) (b)	112,076	1,771,921
Gentherm, Inc. (a)	34,201	1,422,420
Horizon Global Corp. (a)	49,297	620,156
Tenneco, Inc. (a)	24,756	1,275,182

		5,089,679

Banks—11.7%
BancorpSouth, Inc.	125,361	2,671,443
Bank of the Ozarks, Inc. (b)	33,457	1,404,190
Bryn Mawr Bank Corp.	71,718	1,845,304
Cathay General Bancorp	125,984	3,569,127
CVB Financial Corp. (b)	142,216	2,481,669
First Financial Bancorp	144,502	2,627,046
First Financial Bankshares, Inc. (b)	66,811	1,976,270
Home BancShares, Inc. (b)	54,813	2,244,592
Iberiabank Corp.	46,332	2,375,442
LegacyTexas Financial Group, Inc.	44,495	874,327
PacWest Bancorp (b)	65,575	2,436,111
Pinnacle Financial Partners, Inc.	83,000	4,071,980
Popular, Inc.	75,510	2,160,341
PrivateBancorp, Inc.	41,437	1,599,468
Prosperity Bancshares, Inc. (b)	61,971	2,874,835
Renasant Corp.	22,801	750,381
Signature Bank (a)	29,196	3,974,160
Talmer Bancorp, Inc. - Class A	245,837	4,447,191
Texas Capital Bancshares, Inc. (a)	38,371	1,472,679
Triumph Bancorp, Inc. (a)	35,029	554,509
Wintrust Financial Corp. (b)	61,820	2,741,099

		49,152,164

Beverages—0.7%
Cott Corp.	205,262	2,851,089

Biotechnology—1.5%
Emergent Biosolutions, Inc. (a)	60,377	2,194,704
Genomic Health, Inc. (a) (b)	46,377	1,148,758
Ironwood Pharmaceuticals, Inc. (a) (b)	112,501	1,230,761
Lexicon Pharmaceuticals, Inc. (a) (b)	82,825	989,759
Ophthotech Corp. (a)	17,449	737,569

		6,301,551

Building Products—2.1%
Apogee Enterprises, Inc.	34,756	1,525,441
Armstrong World Industries, Inc. (a)	43,018	2,080,781
Masonite International Corp. (a) (b)	29,564	1,936,442
Patrick Industries, Inc. (a)	28,680	1,301,785
Trex Co., Inc. (a) (b)	37,872	1,815,205

		8,659,654

Capital Markets—1.6%
Artisan Partners Asset Management, Inc. - Class A (b)	42,319	1,305,118
Financial Engines, Inc.	36,299	1,140,878
Hercules Capital, Inc. (b)	122,023	1,465,496
HFF, Inc. - Class A	47,141	1,297,792
Stifel Financial Corp. (a)	56,327	1,667,279

		6,876,563

Chemicals—0.9%
Cabot Corp.	33,522	1,620,118
Minerals Technologies, Inc.	36,581	2,079,630

		3,699,748

Commercial Services & Supplies—3.0%
Clean Harbors, Inc. (a)	14,318	706,450
Healthcare Services Group, Inc. (b)	61,688	2,270,735
KAR Auction Services, Inc.	86,743	3,308,378
Kimball International, Inc. - Class B	81,822	928,680
Knoll, Inc.	73,181	1,584,369
Viad Corp.	62,653	1,826,961
West Corp.	81,213	1,853,281

		12,478,854

Communications Equipment—0.9%
ARRIS International plc (a)	64,351	1,474,925
Calix, Inc. (a) (b)	100,843	714,977
Ciena Corp. (a) (b)	42,626	810,746
Digi International, Inc. (a)	95,393	899,556

		3,900,204

Construction & Engineering—1.5%
Argan, Inc.	29,304	1,030,329
Granite Construction, Inc.	43,488	2,078,726
MYR Group, Inc. (a)	68,157	1,711,422
Primoris Services Corp.	60,544	1,471,219

		6,291,696

Construction Materials—0.5%
Summit Materials, Inc. - Class A (a)	61,836	1,202,710
U.S. Concrete, Inc. (a) (b)	13,405	798,670

		2,001,380

Consumer Finance—0.2%
Credit Acceptance Corp. (a) (b)	3,355	609,100

Distributors—1.0%
Core-Mark Holding Co., Inc. (b)	26,828	2,188,092
Pool Corp. (b)	24,876	2,182,620

		4,370,712

Diversified Consumer Services—1.5%
Bright Horizons Family Solutions, Inc. (a)	35,683	2,311,545
Grand Canyon Education, Inc. (a)	25,178	1,076,107
Houghton Mifflin Harcourt Co. (a)	77,103	1,537,434

MSF-65

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Nord Anglia Education, Inc. (a) (b)	70,173	$1,465,914

		6,391,000

Diversified Financial Services—1.3%
FNFV Group (a) (b)	160,467	1,741,067
MarketAxess Holdings, Inc. (b)	31,067	3,878,094

		5,619,161

Diversified Telecommunication Services—0.4%
Cogent Communications Holdings, Inc. (b)	44,905	1,752,642

Electric Utilities—0.7%
ALLETE, Inc.	55,503	3,112,053

Electrical Equipment—1.1%
AZZ, Inc.	15,920	901,072
Babcock & Wilcox Enterprises, Inc. (a)	98,540	2,108,756
EnerSys	17,088	952,143
Generac Holdings, Inc. (a)	19,227	716,014

		4,677,985

Electronic Equipment, Instruments & Components—4.2%
Belden, Inc.	37,769	2,318,261
FEI Co.	23,724	2,111,673
IPG Photonics Corp. (a) (b)	19,027	1,828,114
Littelfuse, Inc.	34,223	4,213,194
Methode Electronics, Inc.	50,609	1,479,807
Rogers Corp. (a)	39,452	2,361,992
VeriFone Systems, Inc. (a) (b)	38,737	1,093,933
Vishay Intertechnology, Inc. (b)	82,858	1,011,696
Zebra Technologies Corp. - Class A (a)	19,722	1,360,818

		17,779,488

Energy Equipment & Services—1.3%
Bristow Group, Inc. (b)	39,764	752,335
Dril-Quip, Inc. (a) (b)	20,538	1,243,781
Natural Gas Services Group, Inc. (a)	53,151	1,149,656
RPC, Inc. (b)	91,061	1,291,245
U.S. Silica Holdings, Inc. (b)	50,466	1,146,588

		5,583,605

Food & Staples Retailing—0.6%
SpartanNash Co.	81,622	2,473,963

Food Products—1.8%
Amplify Snack Brands, Inc. (a)	12,668	181,406
Darling Ingredients, Inc. (a)	88,023	1,159,263
J&J Snack Foods Corp.	6,991	756,986
Post Holdings, Inc. (a)	61,181	4,207,417
Snyder’s-Lance, Inc. (b)	38,946	1,226,020

		7,531,092

Health Care Equipment & Supplies—4.3%
Cynosure, Inc. - Class A (a)	89,689	3,957,079

Health Care Equipment & Supplies—(Continued)
Globus Medical, Inc. - Class A (a) (b)	51,064	1,212,770
Halyard Health, Inc. (a)	55,540	1,595,664
Inogen, Inc. (a) (b)	32,548	1,464,009
Insulet Corp. (a)	48,094	1,594,797
Integra LifeSciences Holdings Corp. (a) (b)	25,671	1,729,198
Natus Medical, Inc. (a)	42,649	1,639,001
Neogen Corp. (a)	30,582	1,539,804
SurModics, Inc. (a)	42,270	778,191
Teleflex, Inc. (b)	15,110	2,372,421

		17,882,934

Health Care Providers & Services—2.7%
Acadia Healthcare Co., Inc. (a) (b)	27,550	1,518,280
Aceto Corp. (b)	51,800	1,220,408
AMN Healthcare Services, Inc. (a)	51,679	1,736,931
Amsurg Corp. (a)	20,133	1,501,922
Ensign Group, Inc. (The)	71,915	1,628,156
PharMerica Corp. (a)	60,638	1,340,706
Surgery Partners, Inc. (a)	52,730	699,200
WellCare Health Plans, Inc. (a)	20,128	1,866,872

		11,512,475

Health Care Technology—0.7%
Medidata Solutions, Inc. (a)	37,211	1,440,438
Press Ganey Holdings, Inc. (a)	44,842	1,348,847

		2,789,285

Hotels, Restaurants & Leisure—5.6%
Carrols Restaurant Group, Inc. (a)	78,313	1,130,840
Churchill Downs, Inc.	21,073	3,116,275
Chuy’s Holdings, Inc. (a) (b)	50,299	1,562,790
Cracker Barrel Old Country Store, Inc. (b)	6,635	1,012,966
Del Frisco’s Restaurant Group, Inc. (a) (b)	43,302	717,947
Diamond Resorts International, Inc. (a) (b)	87,880	2,135,484
J. Alexander’s Holdings, Inc. (a)	37,861	399,812
Krispy Kreme Doughnuts, Inc. (a)	72,639	1,132,442
Marriott Vacations Worldwide Corp.	34,539	2,331,383
Popeyes Louisiana Kitchen, Inc. (a)	28,433	1,480,222
Six Flags Entertainment Corp. (b)	54,314	3,013,884
Texas Roadhouse, Inc. (b)	48,828	2,127,924
Vail Resorts, Inc.	13,486	1,803,078
Zoe’s Kitchen, Inc. (a) (b)	37,656	1,468,207

		23,433,254

Household Durables—1.1%
Helen of Troy, Ltd. (a) (b)	18,187	1,885,810
Jarden Corp. (a) (b)	25,659	1,512,598
Libbey, Inc. (b)	25,889	481,536
Universal Electronics, Inc. (a)	14,971	928,052

		4,807,996

Household Products—0.2%
HRG Group, Inc. (a)	71,260	992,652

MSF-66

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.3%
Raven Industries, Inc. (b)	86,486	$1,385,506

Insurance—2.0%
Atlas Financial Holdings, Inc. (a)	34,991	634,737
Employers Holdings, Inc.	103,942	2,924,928
ProAssurance Corp.	45,299	2,292,129
Reinsurance Group of America, Inc.	27,885	2,683,931

		8,535,725

Internet & Catalog Retail—1.2%
1-800-Flowers.com, Inc. - Class A (a)	120,741	951,439
HSN, Inc. (b)	31,016	1,622,447
Liberty Ventures - Series A (a)	32,340	1,265,141
Wayfair, Inc. - Class A (a) (b)	25,731	1,112,094

		4,951,121

Internet Software & Services—1.3%
Criteo S.A. (ADR) (a)	42,353	1,754,261
LogMeIn, Inc. (a)	17,420	879,013
Q2 Holdings, Inc. (a)	57,641	1,385,690
Wix.com, Ltd. (a)	62,806	1,273,078

		5,292,042

IT Services—5.7%
Blackhawk Network Holdings, Inc. (a) (b)	41,522	1,424,205
Booz Allen Hamilton Holding Corp.	80,913	2,450,046
Convergys Corp. (b)	49,344	1,370,283
CSG Systems International, Inc. (b)	41,850	1,889,946
DST Systems, Inc.	24,972	2,816,092
EPAM Systems, Inc. (a) (b)	22,192	1,657,077
Euronet Worldwide, Inc. (a)	69,914	5,181,326
InterXion Holding NV (a)	52,171	1,804,073
Perficient, Inc. (a)	84,986	1,845,896
Square, Inc. - Class A (a) (b)	89,439	1,366,628
WEX, Inc. (a)	26,084	2,174,362

		23,979,934

Leisure Products—0.5%
Vista Outdoor, Inc. (a)	38,306	1,988,464

Life Sciences Tools & Services—1.3%
Albany Molecular Research, Inc. (a)	9,637	147,350
Cambrex Corp. (a)	31,875	1,402,500
INC Research Holdings, Inc. - Class A (a)	38,830	1,600,184
VWR Corp. (a)	81,539	2,206,445

		5,356,479

Machinery—4.2%
Alamo Group, Inc. (b)	18,612	1,036,875
Albany International Corp. - Class A	51,129	1,921,939
Altra Industrial Motion Corp.	33,507	930,824
Astec Industries, Inc.	23,820	1,111,679
John Bean Technologies Corp.	61,156	3,449,810
Middleby Corp. (The) (a)	13,904	1,484,530
Proto Labs, Inc. (a) (b)	30,610	2,359,725

Machinery—(Continued)
RBC Bearings, Inc. (a) (b)	58,959	4,319,336
TriMas Corp. (a)	67,251	1,178,238

		17,792,956

Marine—0.2%
Kirby Corp. (a)	15,921	959,877

Media—2.4%
Carmike Cinemas, Inc. (a) (b)	22,376	672,175
EW Scripps Co. (The) - Class A	110,027	1,715,321
IMAX Corp. (a) (b)	39,411	1,225,288
John Wiley & Sons, Inc. - Class A	40,041	1,957,605
National CineMedia, Inc.	137,768	2,095,451
New Media Investment Group, Inc. (b)	140,721	2,341,597

		10,007,437

Metals & Mining—0.6%
Ferroglobe plc	106,288	936,397
Haynes International, Inc.	42,162	1,538,913

		2,475,310

Multi-Utilities—0.7%
NorthWestern Corp.	50,004	3,087,747

Multiline Retail—0.3%
Fred’s, Inc. - Class A (b)	72,806	1,085,537

Oil, Gas & Consumable Fuels—1.5%
Delek U.S. Holdings, Inc.	65,318	995,446
Diamondback Energy, Inc. (a) (b)	20,213	1,560,039
PDC Energy, Inc. (a) (b)	23,188	1,378,527
QEP Resources, Inc.	74,191	1,046,835
Synergy Resources Corp. (a) (b)	175,999	1,367,512

		6,348,359

Pharmaceuticals—0.8%
Catalent, Inc. (a)	76,326	2,035,615
Impax Laboratories, Inc. (a) (b)	40,814	1,306,864

		3,342,479

Professional Services—1.1%
FTI Consulting, Inc. (a)	38,294	1,359,820
Insperity, Inc.	26,022	1,346,118
RPX Corp. (a)	48,879	550,377
WageWorks, Inc. (a)	29,590	1,497,550

		4,753,865

Real Estate Investment Trusts—5.1%
American Campus Communities, Inc.	55,813	2,628,234
CubeSmart	106,311	3,540,156
Hersha Hospitality Trust	75,629	1,613,923
Mid-America Apartment Communities, Inc.	32,704	3,342,676
National Retail Properties, Inc.	42,345	1,956,339
Omega Healthcare Investors, Inc.	32,123	1,133,942

MSF-67

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Retail Opportunity Investments Corp. (b)	194,735	$3,918,068
Sabra Health Care REIT, Inc.	28,359	569,732
Sovran Self Storage, Inc.	24,148	2,848,257

		21,551,327

Road & Rail—1.0%
Avis Budget Group, Inc. (a)	27,857	762,167
Genesee & Wyoming, Inc. - Class A (a) (b)	24,991	1,566,936
Old Dominion Freight Line, Inc. (a) (b)	28,758	2,002,132

		4,331,235

Semiconductors & Semiconductor Equipment—3.9%
Advanced Energy Industries, Inc. (a)	66,677	2,319,693
Cavium, Inc. (a) (b)	23,834	1,457,687
Diodes, Inc. (a)	61,861	1,243,406
Inphi Corp. (a) (b)	59,363	1,979,162
Intersil Corp. - Class A	115,693	1,546,815
MKS Instruments, Inc.	44,074	1,659,386
Monolithic Power Systems, Inc.	28,387	1,806,549
Semtech Corp. (a)	43,639	959,622
Silicon Laboratories, Inc. (a)	33,289	1,496,674
Teradyne, Inc.	98,211	2,120,376

		16,589,370

Software—3.1%
Blackbaud, Inc.	24,199	1,521,875
Callidus Software, Inc. (a)	76,429	1,274,836
FleetMatics Group plc (a) (b)	35,592	1,448,950
Guidewire Software, Inc. (a) (b)	41,594	2,266,041
RingCentral, Inc. - Class A (a) (b)	44,651	703,253
Synchronoss Technologies, Inc. (a) (b)	61,108	1,976,233
Ultimate Software Group, Inc. (The) (a)	12,973	2,510,276
Verint Systems, Inc. (a)	43,631	1,456,403

		13,157,867

Specialty Retail—2.6%
Asbury Automotive Group, Inc. (a)	21,701	1,298,588
Barnes & Noble, Inc. (b)	105,789	1,307,552
Genesco, Inc. (a) (b)	38,244	2,763,129
MarineMax, Inc. (a)	46,048	896,555
Monro Muffler Brake, Inc. (b)	32,628	2,331,923
Sally Beauty Holdings, Inc. (a)	50,164	1,624,310
Tile Shop Holdings, Inc. (a)	55,428	826,431

		11,048,488

Textiles, Apparel & Luxury Goods—0.9%
Columbia Sportswear Co. (b)	19,337	1,161,961
Oxford Industries, Inc.	15,274	1,026,871
Steven Madden, Ltd. (a)	41,982	1,555,013

		3,743,845

Thrifts & Mortgage Finance—0.6%
Essent Group, Ltd. (a)	61,635	1,282,008
Federal Agricultural Mortgage Corp. - Class C	33,757	1,273,652

		2,555,660

Trading Companies & Distributors—0.5%
Beacon Roofing Supply, Inc. (a)	17,436	715,050
H&E Equipment Services, Inc.	69,479	1,217,967

		1,933,017

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.	21,938	1,479,499

Total Common Stocks (Cost $318,979,108)		413,093,966

Short-Term Investments—20.4%

Mutual Fund—18.4%
State Street Navigator Securities Lending MET Portfolio (c)	77,258,748	77,258,748

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $8,506,195 on 04/01/16, collateralized by $8,580,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $8,676,525.	8,506,188	8,506,188

Total Short-Term Investments (Cost $85,764,936)		85,764,936

Total Investments—118.5% (Cost $404,744,044) (d)		498,858,902
Other assets and liabilities (net)—(18.5)%		(77,790,623)

Net Assets—100.0%		$421,068,279

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $86,488,144 and the collateral received consisted of cash in the amount of $77,258,748 and non-cash collateral with a value of $11,120,382. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $404,744,044. The aggregate unrealized appreciation and depreciation of investments were $110,583,225 and $(16,468,367), respectively, resulting in net unrealized appreciation of $94,114,858.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-68

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$413,093,966	$—	$—	$413,093,966
Short-Term Investments
Mutual Fund	77,258,748	—	—	77,258,748
Repurchase Agreement	—	8,506,188	—	8,506,188
Total Short-Term Investments	77,258,748	8,506,188	—	85,764,936
Total Investments	$490,352,714	$8,506,188	$—	$498,858,902

Collateral for Securities Loaned (Liability)	$—	$(77,258,748)	$—	$(77,258,748)

*	See Schedule of Investments for additional detailed categorizations.

MSF-69

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Hexcel Corp. (a)	91,553	$4,001,782

Auto Components—1.0%
Gentherm, Inc. (b)	83,034	3,453,384

Banks—4.6%
Bank of the Ozarks, Inc. (a)	82,138	3,447,332
Pinnacle Financial Partners, Inc.	74,639	3,661,789
PrivateBancorp, Inc.	101,342	3,911,801
Renasant Corp.	55,356	1,821,766
Talmer Bancorp, Inc. - Class A	212,039	3,835,786

		16,678,474

Biotechnology—4.3%
Emergent Biosolutions, Inc. (b)	146,583	5,328,292
Genomic Health, Inc. (a) (b)	114,455	2,835,050
Ironwood Pharmaceuticals, Inc. (a) (b)	273,128	2,988,020
Lexicon Pharmaceuticals, Inc. (a) (b)	201,082	2,402,930
Ophthotech Corp. (b)	43,062	1,820,231

		15,374,523

Building Products—2.3%
Apogee Enterprises, Inc.	85,163	3,737,804
Trex Co., Inc. (a) (b)	91,947	4,407,020

		8,144,824

Capital Markets—2.5%
Artisan Partners Asset Management, Inc. - Class A (a)	102,741	3,168,533
Financial Engines, Inc.	89,584	2,815,625
HFF, Inc. - Class A	114,449	3,150,781

		9,134,939

Commercial Services & Supplies—1.5%
Healthcare Services Group, Inc. (a)	149,766	5,512,886

Communications Equipment—0.5%
Ciena Corp. (a) (b)	103,488	1,968,342

Construction & Engineering—2.4%
Granite Construction, Inc.	105,955	5,064,649
Primoris Services Corp.	148,916	3,618,659

		8,683,308

Distributors—1.5%
Pool Corp.	60,393	5,298,882

Diversified Consumer Services—3.3%
Bright Horizons Family Solutions, Inc. (b)	86,632	5,612,021
Grand Canyon Education, Inc. (b)	61,963	2,648,298
Nord Anglia Education, Inc. (a) (b)	171,947	3,591,973

		11,852,292

Diversified Financial Services—1.6%
MarketAxess Holdings, Inc.	46,305	$5,780,253

Diversified Telecommunication Services—1.2%
Cogent Communications Holdings, Inc. (a)	110,242	4,302,745

Electrical Equipment—0.5%
Generac Holdings, Inc. (b)	47,476	1,768,006

Electronic Equipment, Instruments & Components—2.6%
FEI Co. (a)	57,598	5,126,798
IPG Photonics Corp. (a) (b)	46,194	4,438,320

		9,565,118

Energy Equipment & Services—0.8%
Dril-Quip, Inc. (a) (b)	50,421	3,053,496

Food Products—1.0%
Amplify Snack Brands, Inc. (b)	31,343	448,832
Snyder’s-Lance, Inc.	95,401	3,003,223

		3,452,055

Health Care Equipment & Supplies—7.8%
Cynosure, Inc. - Class A (b)	125,493	5,536,751
Globus Medical, Inc. - Class A (a) (b)	125,670	2,984,662
Inogen, Inc. (b)	79,021	3,554,365
Insulet Corp. (a) (b)	117,846	3,907,773
Integra LifeSciences Holdings Corp. (a) (b)	63,023	4,245,229
Natus Medical, Inc. (b)	103,544	3,979,196
Neogen Corp. (b)	74,936	3,773,028

		27,981,004

Health Care Providers & Services—5.6%
Acadia Healthcare Co., Inc. (a) (b)	67,487	3,719,209
Aceto Corp. (a)	126,205	2,973,390
AMN Healthcare Services, Inc. (b)	125,465	4,216,879
Amsurg Corp. (b)	48,879	3,646,373
Ensign Group, Inc. (The) (a)	174,594	3,952,808
Surgery Partners, Inc. (b)	128,016	1,697,492

		20,206,151

Health Care Technology—1.9%
Medidata Solutions, Inc. (a) (b)	90,341	3,497,100
Press Ganey Holdings, Inc. (a) (b)	110,087	3,311,417

		6,808,517

Hotels, Restaurants & Leisure—6.2%
Chuy’s Holdings, Inc. (a) (b)	122,116	3,794,144
Diamond Resorts International, Inc. (a) (b)	82,559	2,006,184
Popeyes Louisiana Kitchen, Inc. (b)	69,029	3,593,650
Texas Roadhouse, Inc. (a)	118,545	5,166,191
Vail Resorts, Inc.	32,743	4,377,739
Zoe’s Kitchen, Inc. (a) (b)	91,421	3,564,505

		22,502,413

MSF-70

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.6%
Universal Electronics, Inc. (b)	36,949	$2,290,469

Internet & Catalog Retail—0.7%
Wayfair, Inc. - Class A (a) (b)	62,469	2,699,910

Internet Software & Services—3.6%
Criteo S.A. (ADR) (b)	102,824	4,258,970
LogMeIn, Inc. (b)	42,292	2,134,054
Q2 Holdings, Inc. (b)	139,941	3,364,182
Wix.com, Ltd. (b)	152,479	3,090,749

		12,847,955

IT Services—5.7%
Blackhawk Network Holdings, Inc. (a) (b)	101,234	3,472,326
EPAM Systems, Inc. (a) (b)	54,481	4,068,096
Euronet Worldwide, Inc. (b)	69,102	5,121,149
InterXion Holding NV (b)	128,081	4,429,041
Square, Inc. - Class A (a) (b)	220,112	3,363,312

		20,453,924

Leisure Products—1.3%
Vista Outdoor, Inc. (b)	92,998	4,827,526

Life Sciences Tools & Services—2.0%
Cambrex Corp. (b)	77,662	3,417,128
INC Research Holdings, Inc. - Class A (b)	94,272	3,884,949

		7,302,077

Machinery—4.2%
Astec Industries, Inc.	58,787	2,743,589
Middleby Corp. (The) (a) (b)	34,134	3,644,487
Proto Labs, Inc. (a) (b)	74,316	5,729,021
RBC Bearings, Inc. (a) (b)	41,162	3,015,528

		15,132,625

Media—0.8%
IMAX Corp. (b)	95,683	2,974,784

Oil, Gas & Consumable Fuels—2.0%
Diamondback Energy, Inc. (a) (b)	49,073	3,787,454
PDC Energy, Inc. (a) (b)	56,297	3,346,857

		7,134,311

Pharmaceuticals—0.9%
Impax Laboratories, Inc. (a) (b)	99,088	3,172,798

Professional Services—1.0%
WageWorks, Inc. (b)	72,780	3,683,396

Semiconductors & Semiconductor Equipment—6.7%
Cavium, Inc. (a) (b)	58,513	3,578,655
Inphi Corp. (a) (b)	144,120	4,804,961
Intersil Corp. - Class A	280,878	3,755,339
MKS Instruments, Inc.	107,004	4,028,701

Semiconductors & Semiconductor Equipment—(Continued)
Monolithic Power Systems, Inc. (a)	68,918	4,385,941
Silicon Laboratories, Inc. (b)	80,820	3,633,667

		24,187,264

Software—6.6%
Blackbaud, Inc.	59,554	3,745,351
Callidus Software, Inc. (b)	185,554	3,095,041
FleetMatics Group plc (a) (b)	86,411	3,517,792
Guidewire Software, Inc. (b)	102,114	5,563,171
RingCentral, Inc. - Class A (a) (b)	109,411	1,723,223
Ultimate Software Group, Inc. (The) (a) (b)	31,497	6,094,669

		23,739,247

Specialty Retail—3.0%
Asbury Automotive Group, Inc. (b)	53,276	3,188,036
Monro Muffler Brake, Inc. (a)	79,215	5,661,496
Tile Shop Holdings, Inc. (b)	136,076	2,028,893

		10,878,425

Textiles, Apparel & Luxury Goods—2.5%
Columbia Sportswear Co. (a)	47,145	2,832,943
Oxford Industries, Inc.	37,239	2,503,578
Steven Madden, Ltd. (b)	103,320	3,826,973

		9,163,494

Thrifts & Mortgage Finance—0.9%
Essent Group, Ltd. (b)	151,314	3,147,331

Trading Companies & Distributors—0.5%
Beacon Roofing Supply, Inc. (b)	43,030	1,764,660

Total Common Stocks (Cost $294,477,203)		350,923,590

Short-Term Investments—30.3%

Mutual Fund—27.3%
State Street Navigator Securities Lending MET Portfolio (c)	98,743,446	98,743,446

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $10,734,610 on 04/01/16, collateralized by $10,750,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $10,951,563.	10,734,601	10,734,601

Total Short-Term Investments (Cost $109,478,047)		109,478,047

Total Investments—127.5% (Cost $403,955,250) (d)		460,401,637
Other assets and liabilities (net)—(27.5)%		(99,333,157)

Net Assets—100.0%		$361,068,480

MSF-71

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $98,743,905 and the collateral received consisted of cash in the amount of $98,743,446 and non-cash collateral with a value of $2,256,617. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $403,955,250. The aggregate unrealized appreciation and depreciation of investments were $69,685,607 and $(13,239,220), respectively, resulting in net unrealized appreciation of $56,446,387.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$350,923,590	$—	$—	$350,923,590
Short-Term Investments
Mutual Fund	98,743,446	—	—	98,743,446
Repurchase Agreement	—	10,734,601	—	10,734,601
Total Short-Term Investments	98,743,446	10,734,601	—	109,478,047
Total Investments	$449,667,036	$10,734,601	$—	$460,401,637

Collateral for Securities Loaned (Liability)	$—	$(98,743,446)	$—	$(98,743,446)

*	See Schedule of Investments for additional detailed categorizations.

MSF-72

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—91.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Rockwell Collins, Inc. (a)	257,851	$23,776,441

Auto Components—1.6%
Gentex Corp. (a)	1,269,521	19,918,784

Automobiles—1.8%
Harley-Davidson, Inc. (a)	435,862	22,372,796

Banks—3.7%
Fifth Third Bancorp	1,527,448	25,493,107
M&T Bank Corp. (a)	176,157	19,553,427

		45,046,534

Chemicals—4.9%
Celanese Corp. - Series A	409,630	26,830,765
Mosaic Co. (The) (a)	1,242,851	33,556,977

		60,387,742

Construction & Engineering—5.9%
Fluor Corp.	493,282	26,489,244
Jacobs Engineering Group, Inc. (b)	636,149	27,704,289
Quanta Services, Inc. (b)	810,363	18,281,789

		72,475,322

Diversified Consumer Services—1.3%
H&R Block, Inc. (a)	606,425	16,021,749

Diversified Financial Services—1.2%
Intercontinental Exchange, Inc.	62,275	14,643,344

Electric Utilities—1.4%
OGE Energy Corp. (a)	612,854	17,546,010

Electrical Equipment—1.2%
Hubbell, Inc.	138,135	14,632,641

Electronic Equipment, Instruments & Components—9.3%
Arrow Electronics, Inc. (b)	598,961	38,579,078
Avnet, Inc.	868,161	38,459,532
FLIR Systems, Inc.	457,760	15,083,192
Keysight Technologies, Inc. (b)	766,001	21,248,868

		113,370,670

Energy Equipment & Services—1.7%
Helmerich & Payne, Inc. (a)	243,497	14,298,144
McDermott International, Inc. (b)	1,498,868	6,130,370

		20,428,514

Insurance—14.7%
Alleghany Corp. (b)	73,331	36,386,842
Allied World Assurance Co. Holdings AG	493,190	17,232,059
Allstate Corp. (The)	352,049	23,717,541
Aon plc	222,048	23,192,913
Arch Capital Group, Ltd. (b)	364,200	25,894,620
Loews Corp.	442,788	16,941,069

Insurance—(Continued)
Progressive Corp. (The)	341,250	11,991,525
Torchmark Corp.	456,729	24,736,443

		180,093,012

Internet & Catalog Retail—4.1%
Liberty Interactive Corp. - Class A (b)	1,005,417	25,386,779
Liberty Ventures - Series A (b)	624,731	24,439,477

		49,826,256

Internet Software & Services—1.6%
IAC/InterActiveCorp (a)	406,997	19,161,419

IT Services—0.9%
Teradata Corp. (a) (b)	438,935	11,517,654

Machinery—2.1%
Joy Global, Inc. (a)	740,768	11,904,142
Kennametal, Inc. (a)	634,170	14,262,483

		26,166,625

Media—3.4%
Omnicom Group, Inc. (a)	348,462	29,002,492
TEGNA, Inc.	548,154	12,859,693

		41,862,185

Metals & Mining—4.8%
Goldcorp, Inc.	1,637,533	26,577,161
Kinross Gold Corp. (b)	3,460,643	11,766,186
Nucor Corp.	440,493	20,835,319

		59,178,666

Multiline Retail—0.6%
Nordstrom, Inc. (a)	127,115	7,272,249

Oil, Gas & Consumable Fuels—8.0%
Apache Corp.	688,789	33,619,791
Devon Energy Corp.	1,218,216	33,427,847
Hess Corp.	592,797	31,210,762

		98,258,400

Professional Services—0.9%
ManpowerGroup, Inc.	132,440	10,783,265

Real Estate Investment Trusts—2.1%
American Capital Agency Corp.	764,833	14,248,839
Hatteras Financial Corp. (a)	776,250	11,100,375

		25,349,214

Road & Rail—1.8%
Ryder System, Inc.	336,311	21,786,227

Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	389,264	23,040,536

MSF-73

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—1.5%
Synopsys, Inc. (b)	383,819	$18,592,192

Specialty Retail—2.6%
AutoNation, Inc. (a) (b)	373,048	17,413,881
Bed Bath & Beyond, Inc. (a) (b)	290,118	14,401,457

		31,815,338

Textiles, Apparel & Luxury Goods—1.6%
Coach, Inc.	479,991	19,242,839

Trading Companies & Distributors—3.0%
Air Lease Corp. (a)	1,158,260	37,203,311

Total Common Stocks (Cost $991,252,441)		1,121,769,935

Short-Term Investments—21.8%

Mutual Fund—14.9%
State Street Navigator Securities Lending MET Portfolio (c)	182,977,571	182,977,571

Repurchase Agreement—6.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $84,099,210 on 04/01/16, collateralized by $84,830,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $85,784,338.	84,099,140	84,099,140

Total Short-Term Investments (Cost $267,076,711)		267,076,711

Total Investments—113.3% (Cost $1,258,329,152) (d)		1,388,846,646
Other assets and liabilities (net)—(13.3)%		(163,450,696)

Net Assets—100.0%		$1,225,395,950

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $226,048,089 and the collateral received consisted of cash in the amount of $182,977,571 and non-cash collateral with a value of $47,792,915. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,258,329,152. The aggregate unrealized appreciation and depreciation of investments were $225,625,178 and $(95,107,684), respectively, resulting in net unrealized appreciation of $130,517,494.

MSF-74

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,121,769,935	$—	$—	$1,121,769,935
Short-Term Investments
Mutual Fund	182,977,571	—	—	182,977,571
Repurchase Agreement	—	84,099,140	—	84,099,140
Total Short-Term Investments	182,977,571	84,099,140	—	267,076,711
Total Investments	$1,304,747,506	$84,099,140	$—	$1,388,846,646

Collateral for Securities Loaned (Liability)	$—	$(182,977,571)	$—	$(182,977,571)

*	See Schedule of Investments for additional detailed categorizations.

MSF-75

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—6.8%
Acrux, Ltd. (a)	41,605	$19,289
Adelaide Brighton, Ltd.	197,116	763,624
AED Oil, Ltd. (b) (c) (d)	93,946	0
Ainsworth Game Technology, Ltd. (a)	51,616	92,099
Alkane Resources, Ltd. (c)	120,355	19,363
ALS, Ltd. (a)	76,663	234,136
Altium, Ltd.	31,832	143,616
Altona Mining, Ltd. (c)	67,875	4,834
Alumina, Ltd. (a)	325,192	320,081
AMA Group, Ltd.	111,029	74,690
Ansell, Ltd.	39,937	526,850
AP Eagers, Ltd.	7,774	58,084
APN News & Media, Ltd. (c)	374,048	185,295
Aquarius Platinum, Ltd. (c)	119,520	22,903
ARB Corp., Ltd. (a)	30,444	350,138
Ardent Leisure Group	50,226	87,940
Arrium, Ltd. (c)	972,288	16,307
ASG Group, Ltd. (c)	91,207	77,081
Atlantic, Ltd. (b) (c) (d)	22,059	555
AUB Group, Ltd.	25,969	163,225
Ausdrill, Ltd. (c)	110,321	41,168
Ausenco, Ltd. (c)	72,770	13,404
AusNet Services	176,329	201,107
Austal, Ltd.	81,889	97,718
Australian Agricultural Co., Ltd. (a) (c)	192,359	191,235
Australian Pharmaceutical Industries, Ltd.	174,311	260,538
Auswide Bank, Ltd.	9,275	35,920
Automotive Holdings Group, Ltd.	95,539	299,278
Aveo Group	22,622	57,850
AVJennings, Ltd.	10,332	4,275
AWE, Ltd. (c)	335,940	174,610
Bandanna Energy, Ltd. (a) (b) (c) (d)	179,193	2,163
Bank of Queensland, Ltd.	24,268	224,055
Beach Energy, Ltd.	950,434	479,236
Beadell Resources, Ltd.	102,327	21,923
Bega Cheese, Ltd. (a)	58,513	263,663
Bellamy’s Australia, Ltd. (a)	9,613	75,810
Bendigo and Adelaide Bank, Ltd.	10,665	72,117
Billabong International, Ltd. (c)	56,120	78,832
Blackmores, Ltd. (a)	5,495	745,531
Blue Sky Alternative Investments, Ltd.	5,420	30,537
BlueScope Steel, Ltd.	84,045	397,163
Boral, Ltd.	76,980	364,205
Bradken, Ltd. (c)	48,239	22,340
Breville Group, Ltd.	42,107	251,461
Brickworks, Ltd.	5,923	71,770
Broadspectrum, Ltd. (c)	195,706	177,051
BT Investment Management, Ltd. (a)	25,960	191,885
Buru Energy, Ltd. (c)	23,457	3,789
Cabcharge Australia, Ltd. (a)	55,813	138,147
Capral, Ltd. (c)	136,176	12,523
Cardno, Ltd. (a)	35,839	30,620
Carnarvon Petroleum, Ltd. (c)	251,902	15,404
carsales.com, Ltd. (a)	83,570	751,899
Cash Converters International, Ltd. (a)	152,939	62,666
Cedar Woods Properties, Ltd.	27,273	95,097
Challenger, Ltd.	122,977	785,689

Australia—(Continued)
Cleanaway Waste Management, Ltd.	693,108	407,319
Coal of Africa, Ltd. (c) (d)	133,534	3,071
Cochlear, Ltd.	6,130	480,265
Collection House, Ltd.	19,217	14,062
Collins Foods, Ltd.	4,975	16,026
Cooper Energy, Ltd. (c)	123,859	22,838
Corporate Travel Management, Ltd. (a)	20,836	213,289
Credit Corp. Group, Ltd.	13,415	106,212
CSG, Ltd. (a)	66,837	63,238
CSR, Ltd.	282,278	710,851
Cudeco, Ltd. (a) (b) (c) (d)	51,210	31,404
Cue Energy Resources, Ltd. (c)	171,183	7,953
Data #3, Ltd.	55,471	47,681
Decmil Group, Ltd.	56,744	33,435
Dick Smith Holdings, Ltd. (a) (b) (d)	85,716	0
Domino’s Pizza Enterprises, Ltd.	23,859	1,047,401
Downer EDI, Ltd.	238,347	696,987
DuluxGroup, Ltd.	165,477	794,711
DWS, Ltd.	36,847	31,638
Emeco Holdings, Ltd. (a) (c)	314,914	6,999
Energy Resources of Australia, Ltd. (a) (c)	51,910	13,863
Energy World Corp., Ltd. (a) (c)	325,379	59,626
EQT Holdings, Ltd.	3,062	31,202
ERM Power, Ltd.	49,991	54,867
eServGlobal, Ltd. (c)	43,068	2,582
Ethane Pipeline Income Fund	3,869	5,574
Euroz, Ltd.	23,559	13,147
Event Hospitality and Entertainment, Ltd.	38,556	448,122
Evolution Mining, Ltd.	157,414	180,686
Fairfax Media, Ltd.	967,464	636,093
Fantastic Holdings, Ltd.	1,151	1,655
Finbar Group, Ltd.	6,909	4,817
Fleetwood Corp., Ltd. (a) (c)	22,683	21,910
FlexiGroup, Ltd. (a)	49,133	93,310
Flight Centre Travel Group, Ltd. (a)	14,871	491,319
G8 Education, Ltd. (a)	128,302	370,456
Global Construction Services, Ltd. (c)	9,380	3,379
GrainCorp, Ltd. - Class A	83,590	482,143
Grange Resources, Ltd.	120,000	7,798
Greencross, Ltd. (a)	21,334	122,267
GUD Holdings, Ltd. (a)	39,734	211,530
GWA Group, Ltd. (a)	104,458	180,167
Hansen Technologies, Ltd.	47,406	137,841
Harvey Norman Holdings, Ltd.	82,493	296,265
Healthscope, Ltd.	143,994	293,076
HFA Holdings, Ltd.	45,623	84,684
Hills, Ltd. (a)	80,453	12,292
Horizon Oil, Ltd. (c)	652,736	36,993
IDM International, Ltd. (b) (c) (d)	49,237	0
Iluka Resources, Ltd.	160,998	804,768
Imdex, Ltd. (c)	77,362	12,802
IMF Bentham, Ltd. (a)	49,173	50,376
Independence Group NL (a)	99,103	215,537
Infigen Energy, Ltd. (c)	282,132	140,514
Infomedia, Ltd.	131,353	58,344
Integrated Research, Ltd.	28,972	42,277
International Ferro Metals, Ltd. (b) (c) (d)	82,765	808

MSF-76

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Invocare, Ltd. (a)	38,500	$369,600
IOOF Holdings, Ltd. (a)	103,265	698,866
Iress, Ltd.	57,325	508,122
iSelect, Ltd.	46,213	36,472
JB Hi-Fi, Ltd. (a)	44,079	795,599
Jupiter Mines, Ltd. (b) (c) (d)	63,164	4,745
K&S Corp., Ltd.	1,802	2,318
Karoon Gas Australia, Ltd. (a) (c)	75,600	71,814
Kingsgate Consolidated, Ltd. (c)	121,238	28,379
Kingsrose Mining, Ltd. (c)	83,494	14,715
MACA, Ltd.	56,351	39,059
Macmahon Holdings, Ltd. (c)	380,170	32,046
Macquarie Atlas Roads Group	181,433	666,894
Magellan Financial Group, Ltd.	27,343	472,615
MaxiTRANS Industries, Ltd.	59,013	24,166
Mayne Pharma Group, Ltd. (a) (c)	286,220	329,820
McMillan Shakespeare, Ltd. (a)	29,453	281,733
McPherson’s, Ltd.	34,460	21,652
Medusa Mining, Ltd. (c)	60,972	36,418
Melbourne IT, Ltd.	36,135	55,594
Metals X, Ltd.	75,358	53,872
Metcash, Ltd. (a) (c)	369,266	490,432
Mincor Resources NL	105,687	17,717
Mineral Deposits, Ltd. (c)	45,217	11,458
Mineral Resources, Ltd. (a)	41,091	188,242
MMA Offshore, Ltd. (a)	100,235	29,996
Monadelphous Group, Ltd. (a)	40,177	218,029
Morning Star Gold NL (b) (c) (d)	33,455	18
Mortgage Choice, Ltd.	48,689	65,270
Mount Gibson Iron, Ltd. (a) (c)	439,215	67,288
Myer Holdings, Ltd. (a)	355,143	318,102
MyState, Ltd.	3,899	13,092
Navitas, Ltd. (a)	96,272	373,863
nearmap, Ltd. (c)	85,792	24,973
New Hope Corp., Ltd.	6,285	6,296
Newsat, Ltd. (a) (b) (c) (d)	113,333	1,876
nib holdings, Ltd.	208,017	623,202
Nick Scali, Ltd.	16,348	53,269
Nine Entertainment Co. Holdings, Ltd. (a)	18,490	22,019
Noble Mineral Resources, Ltd. (b) (c) (d)	1,674	0
Northern Star Resources, Ltd.	220,636	577,415
Nufarm, Ltd.	79,335	453,799
Orocobre, Ltd. (c)	49,318	109,927
Orora, Ltd.	225,473	430,588
OrotonGroup, Ltd.	8,647	19,329
OZ Minerals, Ltd.	149,299	571,902
OzForex Group, Ltd. (a)	99,303	153,874
Pacific Brands, Ltd.	472,799	371,643
Pacific Current Group, Ltd. (a)	1,159	4,475
Pact Group Holdings, Ltd.	4,623	17,628
Paladin Energy, Ltd. (a) (c)	612,137	112,473
Panoramic Resources, Ltd.	146,618	12,272
Patties Foods, Ltd.	16,945	14,409
Peet, Ltd.	88,199	66,559
Peninsula Energy, Ltd. (b) (c) (d)	11,352	8,180
Perpetual, Ltd. (a)	19,830	658,486
Perseus Mining, Ltd. (c)	185,112	56,494

Australia—(Continued)
Platinum Asset Management, Ltd.	21,691	105,473
Pluton Resources, Ltd. (b) (c) (d)	48,332	96
PMP, Ltd.	158,703	63,745
Premier Investments, Ltd.	44,992	581,472
Primary Health Care, Ltd. (a)	244,279	700,170
Prime Media Group, Ltd.	93,371	25,761
Programmed Maintenance Services, Ltd.	95,504	108,321
Qube Holdings, Ltd. (a)	281,810	507,784
RCG Corp., Ltd. (a)	90,942	109,867
RCR Tomlinson, Ltd. (b)	61,564	65,444
Reckon, Ltd. (a)	36,898	45,682
Regis Resources, Ltd. (a)	180,703	336,590
Reject Shop, Ltd. (The)	12,421	133,052
Resolute Mining, Ltd. (c)	248,330	101,940
Retail Food Group, Ltd. (a)	58,516	231,125
Ridley Corp., Ltd.	123,003	124,182
RungePincockMinarco, Ltd. (c)	4,190	1,301
Ruralco Holdings, Ltd.	7,095	17,901
SAI Global, Ltd.	62,244	179,654
Salmat, Ltd. (c)	45,807	21,377
Sandfire Resources NL	40,717	177,082
Saracen Mineral Holdings, Ltd. (c)	390,479	288,640
Sedgman, Ltd. (b)	48,829	35,371
Seek, Ltd. (a)	15,873	196,103
Select Harvests, Ltd. (a)	30,640	96,439
Senex Energy, Ltd. (c)	248,220	57,469
Servcorp, Ltd.	26,561	139,440
Service Stream, Ltd.	67,295	33,492
Seven Group Holdings, Ltd. (a)	15,634	65,201
Seven West Media, Ltd. (a)	460,617	362,009
Sigma Pharmaceuticals, Ltd.	621,692	504,694
Silex Systems, Ltd. (c)	28,112	11,379
Silver Chef, Ltd.	8,241	57,473
Silver Lake Resources, Ltd. (c)	112,092	26,602
Sims Metal Management, Ltd. (a)	86,197	569,729
Sirtex Medical, Ltd.	22,520	497,501
Slater & Gordon, Ltd. (a)	116,238	23,130
SMS Management & Technology, Ltd.	35,576	50,257
Southern Cross Media Group, Ltd.	229,061	194,005
Spark Infrastructure Group	742,738	1,177,554
Specialty Fashion Group, Ltd. (c)	34,701	17,279
Spotless Group Holdings, Ltd. (a)	23,095	22,157
St. Barbara, Ltd. (c)	192,892	294,492
Star Entertainment Group, Ltd. (The)	210,220	912,139
Steadfast Group, Ltd. (a)	71,948	98,629
Strike Energy, Ltd. (c)	182,555	16,032
STW Communications Group, Ltd.	131,382	100,432
Sundance Energy Australia, Ltd. (c)	177,630	23,242
Sunland Group, Ltd. (a)	40,150	47,090
Super Retail Group, Ltd. (a)	69,714	455,505
Tabcorp Holdings, Ltd.	236,852	776,210
Tap Oil, Ltd. (c)	83,681	3,983
Tassal Group, Ltd.	72,156	210,904
Technology One, Ltd. (a)	85,252	310,492
Ten Network Holdings, Ltd. (a) (c)	109,315	82,852
TFS Corp., Ltd. (a) (b)	95,643	123,618
Thorn Group, Ltd.	58,154	81,307

MSF-77

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Tiger Resources, Ltd. (c)	591,241	$21,686
Toro Energy, Ltd. (c)	75,052	3,327
Tox Free Solutions, Ltd.	71,737	167,499
Treasury Wine Estates, Ltd.	76,917	566,934
Troy Resources, Ltd. (c)	80,795	33,769
UGL, Ltd. (c)	29,320	69,634
Villa World, Ltd.	14,787	24,024
Village Roadshow, Ltd.	32,709	129,349
Virgin Australia Holdings, Ltd. (c)	442,369	123,691
Virgin Australia International Holding, Ltd. (b) (c) (d)	968,773	1
Virtus Health, Ltd. (a)	37,091	177,256
Vita Group, Ltd.	18,112	43,783
Vocus Communications, Ltd. (a)	173,485	1,104,773
Watpac, Ltd.	37,999	25,853
Webjet, Ltd.	22,295	108,099
Western Areas, Ltd. (a) (b)	104,247	172,800
Whitehaven Coal, Ltd. (a) (c)	92,475	45,839
WorleyParsons, Ltd.	12,225	49,703

		45,439,243

Austria—1.1%
A-TEC Industries AG (a) (b) (d)	1,312	336
Agrana Beteiligungs AG (a)	1,574	146,995
ams AG	29,130	997,266
Andritz AG (a)	5,479	300,709
Austria Technologie & Systemtechnik AG	14,133	206,971
BUWOG AG (c)	9,517	204,396
CA Immobilien Anlagen AG (c)	16,824	330,624
Conwert Immobilien Invest SE (c)	20,619	330,575
DO & Co. AG	1,857	223,934
EVN AG	12,657	145,435
Flughafen Wien AG	1,220	133,236
IMMOFINANZ AG (c)	125,781	267,147
Kapsch TrafficCom AG	2,222	75,323
Lenzing AG	3,209	254,002
Mayr Melnhof Karton AG	3,412	409,444
Oberbank AG	182	11,393
Oesterreichische Post AG	10,867	441,730
Palfinger AG	5,947	170,782
POLYTEC Holding AG	10,783	92,858
Porr AG	1,436	40,720
Raiffeisen Bank International AG (c)	8,686	131,393
RHI AG (a)	8,926	174,329
Rosenbauer International AG (a)	1,615	104,721
S IMMO AG (c)	35,979	333,315
S&T AG	2,389	17,677
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	213,386
Semperit AG Holding	6,318	244,385
Strabag SE	6,827	206,355
Telekom Austria AG	4,556	28,011
UBM Development AG	78	2,874
UNIQA Insurance Group AG	14,804	103,870
Wienerberger AG	39,101	750,694
Zumtobel Group AG (a)	14,277	239,093

		7,333,979

Belgium—1.8%
Ablynx NV (a) (c)	15,614	224,617
Ackermans & van Haaren NV	8,887	1,259,679
AGFA-Gevaert NV (c)	125,762	561,202
Atenor Group	1,089	53,675
Banque Nationale de Belgique	104	361,929
Barco NV	5,609	404,128
Bekaert S.A.	11,685	474,722
bpost S.A.	6,013	166,998
Cie d’Entreprises CFE	5,563	526,240
Cie Immobiliere de Belgique S.A.	1,276	58,950
D’ieteren S.A.	8,787	369,930
Dalenys (c)	1,352	10,606
Deceuninck NV	49,164	130,914
Econocom Group S.A.	27,496	284,593
Elia System Operator S.A.	12,209	607,297
Euronav NV	30,049	307,231
EVS Broadcast Equipment S.A. (a)	4,761	175,943
Exmar NV	10,339	86,778
Fagron (a)	13,446	88,610
Galapagos NV (c)	16,401	690,333
GIMV NV	250	13,793
Ion Beam Applications	11,487	487,512
Jensen-Group NV	738	21,406
Kinepolis Group NV	9,136	396,323
Lotus Bakeries NV	118	232,285
MDxHealth (c)	5,915	24,231
Melexis NV	9,084	493,556
Mobistar S.A. (c)	13,209	295,672
Nyrstar NV (a) (c)	269,267	207,965
Ontex Group NV	1,876	61,468
Picanol	1,699	114,062
RealDolmen NV	1,200	25,038
Recticel S.A.	24,409	160,828
Resilux NV	229	35,947
Roularta Media Group NV (c)	1,629	43,109
Sioen Industries NV	4,097	83,191
Sipef S.A.	3,346	181,820
Tessenderlo Chemie NV (c)	19,032	722,341
ThromboGenics NV (a) (c)	9,279	36,573
Umicore S.A.	26,112	1,296,462
Van de Velde NV	3,198	222,170
Viohalco S.A. (c)	45,397	57,337

		12,057,464

Cambodia—0.0%
NagaCorp, Ltd.	458,000	292,333

Canada—7.4%
5N Plus, Inc. (a) (c)	33,732	48,049
Absolute Software Corp.	18,754	90,683
Acadian Timber Corp. (a)	3,800	59,103
Advantage Oil & Gas, Ltd. (c)	114,815	630,322
Aecon Group, Inc.	33,422	415,089
AG Growth International, Inc. (a)	5,820	155,678
AGF Management, Ltd. - Class B (a)	32,280	127,753
AGT Food & Ingredients, Inc.	7,901	230,870

MSF-78

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Aimia, Inc.	29,471	$191,746
AirBoss of America Corp.	3,761	44,538
AKITA Drilling, Ltd. - Class A	2,003	10,950
Alacer Gold Corp. (c)	102,778	185,970
Alamos Gold, Inc. - Class A	95,845	507,729
Alaris Royalty Corp. (a)	8,954	193,041
Algoma Central Corp.	4,410	42,003
Algonquin Power & Utilities Corp. (a)	77,093	645,237
Alterra Power Corp. (c)	150,766	51,078
Altius Minerals Corp. (a)	9,660	86,131
Altus Group, Ltd. (a)	14,488	231,696
Amerigo Resources, Ltd. (c)	44,359	4,269
Andrew Peller, Ltd. - Class A (a)	1,139	25,828
Argonaut Gold, Inc. (a) (c)	52,825	77,280
Asanko Gold, Inc. (a) (c)	23,027	48,935
Athabasca Oil Corp. (a) (c)	66,624	52,838
ATS Automation Tooling Systems, Inc. (c)	36,533	297,890
AuRico Metals, Inc. (a) (c)	42,144	24,337
AutoCanada, Inc.	8,428	118,235
Avigilon Corp. (a) (c)	14,381	166,648
Axia NetMedia Corp.	22,633	73,018
B2Gold Corp. (c)	313,368	521,174
Badger Daylighting, Ltd. (a)	9,562	161,901
Ballard Power Systems, Inc. (a) (c)	5,735	7,993
Bankers Petroleum, Ltd. (c)	141,893	201,026
Bellatrix Exploration, Ltd. (a) (c)	60,265	61,251
Birchcliff Energy, Ltd. (a) (c)	58,552	238,491
Bird Construction, Inc.	18,612	158,784
Black Diamond Group, Ltd. (a)	19,812	64,680
BlackPearl Resources, Inc. (c)	117,817	58,965
BMTC Group, Inc.	5,387	58,070
Bonavista Energy Corp. (a)	15,300	30,865
Bonterra Energy Corp.	12,499	203,641
Boralex, Inc. - Class A (a)	11,154	138,271
Boulder Energy, Ltd. (a) (c)	15,381	30,436
Brookfield Real Estate Services, Inc.	800	8,944
BRP, Inc. (a) (c)	10,168	152,119
Calfrac Well Services, Ltd. (a)	22,893	23,973
Calian Technologies, Ltd.	2,846	40,058
Calvalley Petroleums, Inc. - Class A (c)	19,422	0
Canaccord Genuity Group, Inc.	54,653	168,746
Canacol Energy, Ltd. (a) (c)	32,061	84,179
Canadian Energy Services & Technology Corp. (a)	70,437	173,008
Canadian Western Bank (a)	32,028	595,554
Canam Group, Inc.	22,324	220,533
Canexus Corp. (a)	56,579	56,198
Canfor Corp. (c)	17,141	235,586
Canfor Pulp Products, Inc.	15,297	141,221
CanWel Building Materials Group, Ltd. (a)	9,304	33,455
Canyon Services Group, Inc. (a)	27,085	76,745
Capital Power Corp. (a)	43,408	601,612
Capstone Infrastructure Corp.	47,117	176,315
Capstone Mining Corp. (c)	95,339	38,172
Cascades, Inc. (a)	46,236	305,095
Celestica, Inc. (c)	36,485	400,598
Celestica, Inc. (U.S. Listed Shares) (a) (c)	223	2,449
Centerra Gold, Inc.	51,685	239,970

Canada—(Continued)
Cequence Energy, Ltd. (c)	86,636	20,012
Cervus Equipment Corp.	2,998	25,392
China Gold International Resources Corp., Ltd. (a) (c)	54,113	90,414
Chinook Energy, Inc. (c)	27,917	12,252
Cineplex, Inc. (a)	18,436	717,851
Clairvest Group, Inc.	200	4,196
Clarke, Inc. (a)	1,614	11,309
Clearwater Seafoods, Inc.	7,044	69,369
Cogeco, Inc.	2,309	101,160
Colliers International Group, Inc.	12,580	476,660
Computer Modelling Group, Ltd.	21,620	168,798
Copper Mountain Mining Corp. (a) (c)	57,011	22,387
Corby Spirit and Wine, Ltd.	3,957	56,609
Corridor Resources, Inc. (c)	21,385	9,221
Corus Entertainment, Inc. - B Shares (a)	31,990	289,665
Cott Corp.	2,000	27,780
Cott Corp. (Toronto Exchange)	38,179	530,611
Crew Energy, Inc. (a) (c)	69,029	204,629
Delphi Energy Corp. (a) (c)	95,850	72,326
Denison Mines Corp. (c)	247,548	139,142
Descartes Systems Group, Inc. (The) (c)	29,286	570,048
Detour Gold Corp. (c)	56,767	893,848
DirectCash Payments, Inc. (a)	4,974	47,069
Dominion Diamond Corp.	23,880	264,772
Dominion Diamond Corp. (U.S. Listed Shares)	9,238	102,449
Dorel Industries, Inc. - Class B	12,134	271,876
Dundee Precious Metals, Inc. (a) (c)	40,545	65,559
E-L Financial Corp., Ltd.	177	90,425
Eastern Platinum, Ltd. (a) (c)	42,003	24,903
Echelon Financial Holdings, Inc. (a)	900	9,182
EcoSynthetix, Inc. (c)	800	739
Eldorado Gold Corp.	15,555	48,866
Enbridge Income Fund Holdings, Inc. (a)	18,118	412,930
Endeavour Mining Corp. (a) (c)	16,215	137,710
Endeavour Silver Corp. (c)	37,334	91,700
EnerCare, Inc. (a)	25,125	295,019
Enerflex, Ltd. (a)	29,289	230,253
Energy Fuels, Inc. (c)	4,125	9,147
Enghouse Systems, Ltd.	7,089	287,053
Ensign Energy Services, Inc. (a)	51,526	237,248
Epsilon Energy, Ltd. (a) (c)	18,214	46,280
Equitable Group, Inc. (a)	3,909	152,778
Equity Financial Holdings, Inc. (c)	1,100	7,623
Essential Energy Services Trust (c)	53,526	26,789
Evertz Technologies, Ltd. (a)	9,149	120,460
exactEarth, Ltd. (c)	7,612	16,235
Exchange Income Corp.	6,151	131,332
Exco Technologies, Ltd.	13,332	153,979
Exeter Resource Corp. (c)	11,335	6,284
EXFO, Inc. (c)	85	314
Extendicare, Inc. (a)	41,356	299,642
Fiera Capital Corp. (a)	8,019	83,354
Firm Capital Mortgage Investment Corp. (a)	4,274	42,485
First Majestic Silver Corp. (a) (c)	51,360	332,975
First National Financial Corp. (a)	4,107	81,776
FirstService Corp.	12,580	516,664

MSF-79

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Fortress Paper, Ltd. - Class A (a) (c)	7,338	$21,188
Fortuna Silver Mines, Inc. (c)	60,121	234,235
Gamehost, Inc. (a)	4,952	36,032
Genesis Land Development Corp.	14,348	28,171
Genworth MI Canada, Inc. (a)	10,076	237,479
Gibson Energy, Inc. (a)	40,344	534,296
Glacier Media, Inc. (a)	9,600	5,174
Gluskin Sheff & Associates, Inc.	10,533	149,388
GMP Capital, Inc.	28,336	102,544
Goeasy, Ltd.	2,000	29,844
Golden Star Resources, Ltd. (a) (c)	73,133	33,223
Gran Tierra Energy, Inc. (c)	99,813	249,004
Granite Oil Corp.	10,252	51,230
Great Canadian Gaming Corp. (c)	11,594	166,132
Great Panther Silver, Ltd. (c)	67,206	64,166
Guyana Goldfields, Inc. (c)	37,547	130,963
Hanfeng Evergreen, Inc. (b) (c) (d)	12,100	1,206
Heroux-Devtek, Inc. (c)	14,606	153,960
High Liner Foods, Inc. (a)	4,107	47,434
HNZ Group, Inc.	3,031	23,104
Home Capital Group, Inc. (a)	20,814	561,878
Horizon North Logistics, Inc.	30,612	28,992
HudBay Minerals, Inc.	103,103	377,879
IAMGOLD Corp. (c)	152,782	336,444
IMAX Corp. (a) (c)	21,475	667,658
Imperial Metals Corp. (c)	15,126	48,566
Indigo Books & Music, Inc. (c)	1,986	22,754
Innergex Renewable Energy, Inc. (a)	38,391	417,091
Interfor Corp. (c)	33,292	368,359
International Tower Hill Mines, Ltd. (c)	21,604	6,654
Intertape Polymer Group, Inc.	15,813	226,587
Ithaca Energy, Inc. (c)	94,516	48,759
Just Energy Group, Inc. (a)	71,937	427,606
K-Bro Linen, Inc. (a)	2,319	79,190
Katanga Mining, Ltd. (c)	26,500	3,265
Kelt Exploration, Ltd. (a) (c)	21,351	65,101
Killam Apartment Real Estate Investment Trust	24,086	217,168
Kingsway Financial Services, Inc. (a) (c)	8,765	40,898
Kinross Gold Corp. (c)	109,503	373,512
Kirkland Lake Gold, Inc. (c)	42,041	270,940
Klondex Mines, Ltd. (c)	17,647	47,149
Knight Therapeutics, Inc. (c)	4,998	30,402
Labrador Iron Ore Royalty Corp. (a)	10,800	97,709
Lake Shore Gold Corp. (c)	187,975	273,550
Laurentian Bank of Canada (a)	13,206	484,008
Leon’s Furniture, Ltd.	9,639	107,615
Lightstream Resources, Ltd. (c)	108,373	28,788
Liquor Stores N.A., Ltd. (a)	12,660	77,398
Long Run Exploration, Ltd. (c)	45,123	16,851
Lucara Diamond Corp.	110,136	234,052
Lundin Mining Corp. (c)	7,972	25,105
MacDonald Dettwiler & Associates, Ltd.	4,268	271,115
Magellan Aerospace Corp.	5,794	72,718
Mainstreet Equity Corp. (a) (c)	2,561	70,278
Major Drilling Group International, Inc. (a)	36,670	177,880
Mandalay Resources Corp.	87,627	60,049
Manitoba Telecom Services, Inc. (a)	9,487	235,869

Canada—(Continued)
Maple Leaf Foods, Inc.	48,931	1,022,889
Martinrea International, Inc. (a)	32,289	255,080
Maxim Power Corp. (c)	2,800	6,360
McCoy Global, Inc.	4,388	6,757
Mediagrif Interactive Technologies, Inc. (a)	4,176	51,125
Medical Facilities Corp. (a)	12,861	156,164
Melcor Developments, Ltd.	3,120	33,440
Mitel Networks Corp. (c)	23,670	193,734
Morneau Shepell, Inc. (a)	13,185	174,920
MTY Food Group, Inc. (a)	5,004	133,003
Mullen Group, Ltd. (a)	37,792	418,731
Nautilus Minerals, Inc. (c)	52,914	6,111
Nevsun Resources, Ltd. (a)	81,011	261,980
New Flyer Industries, Inc. (a)	17,136	440,687
New Gold, Inc. (c)	48,813	182,285
Newalta Corp.	23,919	35,729
Norbord, Inc. (a)	7,018	139,631
North American Energy Partners, Inc.	14,743	30,423
North West Co., Inc. (The) (a)	17,071	380,130
Northern Dynasty Minerals, Ltd. (a) (c)	27,464	8,882
Northland Power, Inc. (a)	33,879	558,759
NuVista Energy, Ltd. (a) (c)	59,117	223,040
OceanaGold Corp.	150,911	414,824
Osisko Gold Royalties, Ltd.	14,806	158,121
Ovivo, Inc. - Class A (c)	12,735	20,101
Pacific Exploration and Production Corp. (a) (c)	69,663	44,520
Painted Pony Petroleum, Ltd. (c)	38,738	127,362
Pan American Silver Corp.	55,071	598,732
Parex Resources, Inc. (c)	55,359	466,742
Parkland Fuel Corp. (a)	26,463	435,837
Pason Systems, Inc.	22,516	286,055
Pengrowth Energy Corp.	110,395	144,502
Petrus Resources, Ltd. (c)	1,290	2,473
PHX Energy Services Corp.	12,350	19,589
Pizza Pizza Royalty Corp. (a)	6,998	74,520
Platinum Group Metals, Ltd. (c)	3,208	12,153
Points International, Ltd. (c)	5,320	45,878
Polymet Mining Corp. (a) (c)	38,355	31,304
Precision Drilling Corp. (a)	73,198	306,600
Premium Brands Holdings Corp. (a)	7,879	332,510
Primero Mining Corp. (c)	70,253	127,659
Pulse Seismic, Inc. (a)	15,720	27,597
QLT, Inc. (c)	25,500	49,478
Questerre Energy Corp. - Class A (c)	83,569	11,582
RB Energy, Inc. (c) (d)	76,741	261
Reitmans Canada, Ltd. - Class A	20,566	64,133
Richelieu Hardware, Ltd.	18,390	319,303
Richmont Mines, Inc. (c)	20,415	115,063
RMP Energy, Inc. (c)	72,808	80,166
Rock Energy, Inc. (c)	14,187	14,747
Rocky Mountain Dealerships, Inc. (a)	3,738	16,866
Rogers Sugar, Inc. (a)	35,106	139,208
RONA, Inc. (a)	58,689	1,069,620
Russel Metals, Inc.	25,722	391,747
Sabina Gold & Silver Corp. (a) (c)	45,006	31,881
Sandstorm Gold, Ltd. (c)	48,383	158,327
Sandvine Corp.	44,900	96,109

MSF-80

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Savanna Energy Services Corp. (c)	34,913	$36,291
Sears Canada, Inc. (c)	5,768	16,210
Secure Energy Services, Inc. (a)	55,376	351,763
SEMAFO, Inc. (c)	123,983	441,995
ShawCor, Ltd.	22,391	486,697
Sherritt International Corp.	132,332	82,532
Sienna Senior Living, Inc. (a)	13,276	169,790
Sierra Wireless, Inc. (a) (c)	18,510	269,223
Silver Standard Resources, Inc. (a) (c)	37,551	209,042
Solium Capital, Inc. (a) (c)	11,317	59,079
Sprott Resource Corp. (c)	40,405	14,933
Sprott, Inc. (a)	56,027	109,574
Stantec, Inc. (a)	18,181	461,962
Stella-Jones, Inc.	12,490	447,188
Stornoway Diamond Corp. (c)	33,687	27,235
Strad Energy Services, Ltd.	10,641	13,273
Street Capital Group, Inc. (a) (c)	5,900	5,860
Stuart Olson, Inc.	11,157	58,845
Student Transportation, Inc. (a)	27,425	139,580
SunOpta, Inc. (a) (c)	26,392	117,862
Superior Plus Corp. (a)	39,949	284,218
Surge Energy, Inc. (a)	64,375	102,108
Tahoe Resources, Inc.	53,862	539,968
Taseko Mines, Ltd. (c)	108,786	60,309
Tembec, Inc. (c)	32,111	22,252
Teranga Gold Corp. (c)	108,211	60,823
Teranga Gold Corp. (c)	26,882	14,359
Thompson Creek Metals Co., Inc. (a) (c)	107,292	25,610
Timmins Gold Corp. (c)	59,665	13,552
TMX Group, Ltd.	2,627	94,865
TORC Oil & Gas, Ltd. (a)	40,624	241,476
Torex Gold Resources, Inc. (c)	29,900	41,900
Toromont Industries, Ltd.	22,483	593,949
Torstar Corp. - Class B (a)	21,453	25,438
Total Energy Services, Inc.	13,248	122,407
TransAlta Corp.	39,239	182,486
TransAlta Renewables, Inc. (a)	10,414	101,434
Transcontinental, Inc. - Class A	26,130	414,056
TransForce, Inc. (a)	25,364	436,095
TransGlobe Energy Corp. (a)	36,372	60,772
Trican Well Service, Ltd. (a) (c)	55,663	51,002
Trinidad Drilling, Ltd.	68,873	85,909
Uni-Select, Inc. (a)	8,978	386,771
Valener, Inc. (a)	16,303	256,957
Vecima Networks, Inc.	2,500	22,387
Wajax Corp. (a)	7,885	106,064
Wesdome Gold Mines, Ltd. (a) (c)	38,107	49,587
Western Energy Services Corp.	17,973	34,735
Western Forest Products, Inc.	145,247	258,341
WestJet Airlines, Ltd.	861	13,650
Westshore Terminals Investment Corp. (a)	23,388	312,800
Whistler Blackcomb Holdings, Inc.	12,342	254,300
Wi-Lan, Inc.	58,061	132,328
Winpak, Ltd. (a)	9,102	350,554
Xtreme Drilling & Coil Services Corp. (c)	11,600	13,755
Yamana Gold, Inc. (a)	23,815	72,247
Yellow Pages, Ltd. (c)	6,975	111,170

Canada—(Continued)
ZCL Composites, Inc. (a)	9,681	61,347
Zenith Epigenetics Corp. (b) (c) (d)	12,830	800

		49,392,326

China—0.0%
China Chuanglian Education Group, Ltd. (c)	336,000	7,068

Denmark—2.0%
ALK-Abello A/S (a)	1,476	216,776
Alm Brand A/S	41,706	305,131
Ambu A/S - Class B (a)	9,548	337,196
Bakkafrost P/F	8,908	344,677
Bang & Olufsen A/S (c)	9,221	99,904
Bavarian Nordic A/S (a) (c)	10,666	396,499
Brodrene Hartmann A/S	363	15,304
D/S Norden A/S (a) (c)	5,328	77,277
DFDS A/S	11,185	405,185
FLSmidth & Co. A/S (a)	19,649	820,645
Genmab A/S (c)	10,677	1,478,180
GN Store Nord A/S (a)	70,478	1,467,908
Gronlandsbanken A/S	17	1,581
Harboes Bryggeri A/S - Class B	1,454	24,977
IC Group A/S	3,209	103,835
Jeudan A/S (c)	201	22,721
Jyske Bank A/S	14,672	660,649
Matas A/S	972	19,656
NKT Holding A/S	6,820	393,358
Nordjyske Bank A/S	185	2,608
Parken Sport & Entertainment A/S (c)	2,351	21,365
PER Aarsleff A/S - Class B	9,620	264,117
Ringkjoebing Landbobank A/S (a)	2,258	474,458
Rockwool International A/S - B Shares	3,675	581,391
Royal Unibrew A/S	17,828	859,852
RTX A/S	1,288	15,959
Santa Fe Group A/S (c)	7,121	67,717
Schouw & Co.	7,785	485,861
SimCorp A/S (a)	17,307	797,477
Solar A/S - B Shares	3,176	161,063
Spar Nord Bank A/S	32,428	308,620
Sydbank A/S	26,018	745,256
TK Development A/S (c)	55,316	59,516
Topdanmark A/S (c)	36,000	912,785
Tryg A/S	12,915	250,472
United International Enterprises	1,090	163,941
Vestjysk Bank A/S (c)	3,300	4,559
William Demant Holding A/S (c)	2,720	272,685
Zealand Pharma A/S (a) (c)	2,949	60,724

		13,701,885

Finland—2.7%
Ahlstrom Oyj (a)	11,406	103,606
Aktia Bank Oyj	3,139	35,073
Alma Media Oyj (c)	22,695	87,669
Amer Sports Oyj	47,651	1,380,166
Apetit Oyj	1,205	18,436
Aspo Oyj	8,414	71,135

MSF-81

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Atria Oyj	2,604	$25,871
BasWare Oyj (a) (c)	3,525	153,223
Biotie Therapies Oyj (c)	118,993	38,880
Cargotec Oyj - B Shares (a)	12,591	406,467
Caverion Corp. (a)	46,438	449,496
Citycon Oyj	146,997	370,803
Comptel Oyj	30,187	52,647
Cramo Oyj (a)	9,503	194,910
Elisa Oyj (a)	38,934	1,508,361
F-Secure Oyj (a)	35,820	107,148
Finnair Oyj (c)	35,859	222,439
Fiskars Oyj Abp (a)	17,515	343,930
HKScan Oyj - A Shares	6,704	24,775
Huhtamaki Oyj	39,536	1,462,690
Ilkka-Yhtyma Oyj	2,976	6,968
Kemira Oyj (a)	41,153	457,291
Kesko Oyj - A Shares	494	20,764
Kesko Oyj - B Shares	24,862	1,097,232
Konecranes Oyj (a)	16,662	395,918
Lassila & Tikanoja Oyj	14,630	265,558
Lemminkainen Oyj	5,098	81,108
Metsa Board Oyj	124,868	833,377
Metso Oyj (a)	23,954	568,736
Munksjo Oyj (c)	6,311	69,852
Nokian Renkaat Oyj	40,917	1,443,074
Okmetic Oyj	6,360	54,920
Olvi Oyj - A Shares	6,303	179,930
Oriola-KD Oyj - B Shares (a)	73,628	362,780
Orion Oyj - Class A	14,921	489,485
Orion Oyj - Class B	32,754	1,078,984
Outokumpu Oyj (a) (c)	102,277	397,521
Outotec Oyj (a) (c)	52,402	196,143
PKC Group Oyj (a)	7,624	134,959
Ponsse Oy	3,208	80,335
Poyry Oyj (a) (c)	14,295	55,220
Raisio Oyj - V Shares	58,833	289,197
Ramirent Oyj	41,687	272,652
Rapala VMC Oyj	8,902	45,524
Saga Furs Oyj	836	14,743
Sanoma Oyj (a)	31,912	155,992
Sponda Oyj	6,864	28,877
Stockmann Oyj Abp - B Shares (a) (c)	11,956	92,038
Talvivaara Mining Co. plc (a) (b) (c) (d)	286,881	1,861
Technopolis Oyj (a)	44,123	188,224
Teleste Oyj	772	7,630
Tieto Oyj	26,229	681,918
Tikkurila Oyj	16,835	305,277
Uponor Oyj (a)	19,661	285,267
Vaisala Oyj - A Shares	4,116	112,665
Valmet Oyj (a)	5,431	59,518
YIT Oyj (a)	33,084	186,669

		18,055,932

France—5.1%
ABC Arbitrage	4,710	29,638
Actia Group	5,737	38,614

France—(Continued)
Air France-KLM (a) (c)	74,648	708,983
Akka Technologies S.A.	3,513	110,219
Albioma S.A.	12,855	199,167
Altamir Amboise	9,152	108,075
Alten S.A.	9,511	582,749
Altran Technologies S.A.	70,704	979,145
APRIL S.A.	9,077	117,188
Arkema S.A.	13,227	989,648
Assystem	5,996	162,383
Aubay	1,785	43,336
Axway Software S.A.	2,132	48,031
Bastide le Confort Medical	590	11,396
Beneteau S.A. (a)	17,061	232,558
BioMerieux (a)	4,066	464,957
Boiron S.A.	2,738	221,536
Bonduelle SCA	7,722	227,285
Burelle S.A.	184	161,219
Catering International Services	541	9,016
Cegedim S.A. (c)	2,929	85,100
Cegid Group S.A.	3,132	176,305
Chargeurs S.A.	7,816	78,457
Cie des Alpes	3,241	54,546
Derichebourg S.A.	31,305	96,801
Devoteam S.A.	4,902	237,917
Eiffage S.A.	15,551	1,192,211
Electricite de Strasbourg S.A.	88	9,630
Elior (a)	561	12,293
Eramet (a) (c)	1,499	41,789
Esso S.A. Francaise (c)	1,341	62,844
Etablissements Maurel et Prom (a) (c)	26,859	94,453
Euler Hermes Group	2,457	222,477
Eurofins Scientific SE	3,384	1,237,959
Exel Industries - A Shares	618	47,317
Faiveley Transport S.A.	3,418	359,023
Faurecia	31,687	1,195,768
Fimalac	3,093	343,089
Fleury Michon S.A.	461	31,454
Futuren S.A. (c)	38,489	28,018
GameLoft SE (c)	18,424	156,549
Gaztransport Et Technigaz S.A.	3,026	98,729
GEA	165	14,081
GECI International (c)	9,793	4,012
GL Events	3,648	73,032
Groupe Crit	1,538	90,203
Groupe Flo (c)	5,857	9,653
Groupe Fnac S.A. (c)	2,761	173,436
Groupe Gorge (a)	1,266	31,905
Groupe Open	22	448
Guerbet	2,652	203,772
Haulotte Group S.A. (a)	7,809	124,189
Havas S.A.	6,307	50,491
HERIGE SADCS	235	5,261
HiPay Group S.A. (c)	1,527	14,232
Imerys S.A.	2,714	189,125
Interparfums S.A.	4,366	113,887
Ipsen S.A.	13,044	748,704
IPSOS	12,134	283,311

MSF-82

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Jacquet Metal Service	7,386	$106,222
Korian S.A.	23,784	699,268
Lagardere SCA	51,526	1,366,623
Lanson-BCC	15	521
Laurent-Perrier	1,367	122,293
Le Noble Age (c)	1,488	47,982
Lectra	8,395	121,857
Linedata Services	341	14,746
LISI	11,625	305,564
Maisons France Confort S.A.	1,754	85,842
Manitou BF S.A.	4,534	77,863
Manutan International	589	31,405
Mersen	8,985	120,743
METabolic EXplorer S.A. (c)	6,035	13,413
Metropole Television S.A.	21,233	386,783
MGI Coutier	4,744	100,156
Mr. Bricolage	601	8,546
Naturex (c)	2,358	196,161
Neopost S.A.	12,528	262,508
Nexans S.A. (c)	10,974	493,138
Nexity S.A.	12,502	650,372
NRJ Group (c)	12,040	124,480
Oeneo S.A.	1,467	11,632
Onxeo S.A. (c)	4,566	16,220
Orpea	15,896	1,323,023
Parrot S.A. (a) (c)	2,647	54,081
Pierre & Vacances S.A. (c)	3,103	112,225
Plastic Omnium S.A.	34,713	1,193,047
Rallye S.A. (a)	8,372	145,088
Recylex S.A. (c)	8,543	24,168
Rexel S.A.	16,879	240,489
Robertet S.A.	14	3,585
Rubis SCA (a)	16,453	1,320,452
Saft Groupe S.A.	16,151	488,487
Samse S.A.	107	14,294
Sartorius Stedim Biotech	1,438	546,272
Savencia S.A.	3,042	201,657
SEB S.A.	6,523	676,351
Seche Environnement S.A.	1,555	51,146
Sequana S.A. (c)	10,224	35,322
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (c)	16	594
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	11,028
Societe Television Francaise 1	52,277	674,748
Soitec (a) (c)	84,062	55,393
Solocal Group (a) (c)	16,327	83,398
Somfy S.A.	202	68,909
Sopra Steria Group	6,938	819,596
Spir Communication S.A. (c)	848	6,584
Ste Industrielle d’Aviation Latecoere S.A. (c)	26,469	105,739
STEF S.A.	1,145	83,642
Store Electronic (c)	715	15,159
Sword Group	3,419	93,072
Synergie S.A.	4,419	119,840
Technicolor S.A.	88,305	551,263
Technip S.A.	23,061	1,275,193
Teleperformance	23,996	2,109,341

France—(Continued)
Tessi S.A.	895	141,083
TFF Group	308	32,067
Thermador Groupe	1,002	93,460
Total Gabon	324	47,662
Touax S.A. (c)	1,463	14,898
Trigano S.A.	5,078	333,339
UBISOFT Entertainment (c)	41,482	1,301,620
Union Financiere de France BQE S.A.	1,659	49,260
Valneva SE (a) (c)	15,386	59,285
Vetoquinol S.A.	1,341	55,528
Vicat S.A.	5,373	348,411
VIEL & Cie S.A.	4,205	17,703
Vilmorin & Cie S.A.	2,684	198,329
Virbac S.A. (a)	1,586	275,487
Vranken-Pommery Monopole S.A. (a)	958	26,473

		34,299,743

Germany—6.2%
Aareal Bank AG	32,420	1,046,383
Adler Modemaerkte AG	2,828	26,914
ADVA Optical Networking SE (c)	13,833	163,606
Air Berlin plc (a) (c)	15,003	13,500
AIXTRON SE (a) (c)	30,799	149,065
Allgeier SE	2,942	53,874
Amadeus Fire AG	2,298	173,868
Aurubis AG	14,317	712,177
Axel Springer SE (a)	10,274	553,209
Balda AG (a)	14,264	42,177
Basler AG	236	12,748
Bauer AG	4,696	78,004
BayWa AG (a)	5,731	193,528
BayWa AG	305	10,297
Bechtle AG	9,570	987,810
Bertrandt AG (a)	1,677	192,378
Bijou Brigitte AG	1,603	102,438
Bilfinger SE (a)	2,692	113,497
Biotest AG	4,221	80,461
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	30,779	140,458
CANCOM SE	7,824	390,555
Carl Zeiss Meditec AG	10,600	327,294
CENIT AG	5,981	132,836
CENTROTEC Sustainable AG	3,158	50,237
Cewe Stiftung & Co. KGaA	3,145	206,950
Comdirect Bank AG	13,399	149,671
CompuGroup Medical SE	8,932	377,336
Constantin Medien AG (c)	15,941	36,267
CropEnergies AG (c)	9,235	38,464
CTS Eventim AG & Co. KGaA	18,228	647,656
Data Modul AG	138	6,203
DEAG Deutsche Entertainment AG (c)	2,049	8,747
Delticom AG (a)	1,562	28,467
Deutsche Beteiligungs AG	2,815	86,332
Deutsche Euroshop AG	6,047	283,963
Deutz AG	35,346	167,046
Dialog Semiconductor plc (c)	22,851	903,238

MSF-83

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
DIC Asset AG	7,859	$73,399
DMG Mori AG	20,797	966,098
Dr. Hoenle AG	2,084	55,476
Draegerwerk AG & Co. KGaA	1,062	62,718
Drillisch AG (a)	19,029	779,239
Duerr AG	8,529	670,295
Eckert & Ziegler AG	1,629	36,283
Elmos Semiconductor AG	7,336	100,110
ElringKlinger AG	11,206	305,495
Euromicron AG (c)	2,048	14,030
Evotec AG (c)	24,706	88,617
Fielmann AG	4,101	310,992
Francotyp-Postalia Holding AG	3,300	15,462
Fraport AG Frankfurt Airport Services Worldwide	3,036	183,458
Freenet AG	53,475	1,597,981
FUCHS Petrolub SE	5,665	219,339
Gerresheimer AG	9,821	769,946
Gerry Weber International AG (a)	9,842	138,124
Gesco AG	1,521	128,282
GFK SE	7,937	297,912
GFT Technologies SE	9,142	231,995
Grammer AG	7,596	302,393
GRENKELEASING AG	2,621	557,357
H&R AG (c)	4,113	41,630
Hamburger Hafen und Logistik AG	8,624	126,444
Heidelberger Druckmaschinen AG (a) (c)	153,682	347,552
Hella KGaA Hueck & Co.	940	39,887
HOCHTIEF AG	1,291	157,215
Hornbach Baumarkt AG	1,543	49,617
Indus Holding AG	13,812	680,821
Init Innovation In Traffic Systems AG (a)	1,794	31,034
Isra Vision AG	2,083	143,990
Jenoptik AG	19,047	304,333
KION Group AG	16,541	964,325
Kloeckner & Co. SE	38,909	380,295
Koenig & Bauer AG (c)	4,373	159,764
Kontron AG (a) (c)	21,842	78,760
Krones AG	5,091	613,145
KSB AG	103	39,806
KUKA AG (a)	8,843	925,703
KWS Saat SE	949	309,546
LANXESS AG	31,725	1,524,076
LEG Immobilien AG (c)	15,758	1,480,043
Leifheit AG	945	55,872
Leoni AG (a)	12,471	430,156
LPKF Laser & Electronics AG (a)	5,852	44,105
Manz AG (c)	1,272	48,598
Medigene AG (c)	3,423	27,867
MLP AG	20,985	67,871
MTU Aero Engines AG	14,899	1,428,442
MVV Energie AG	1,668	39,170
Nemetschek SE	12,828	616,149
Nexus AG	2,764	52,070
Nordex SE (c)	23,261	638,087
Norma Group SE	10,781	601,011
OHB SE	2,315	50,129
OSRAM Licht AG	21,899	1,124,445

Germany—(Continued)
Paion AG (c)	12,581	30,187
Patrizia Immobilien AG (c)	15,957	447,052
Pfeiffer Vacuum Technology AG	4,085	456,348
PNE Wind AG (a)	24,548	50,720
Progress-Werk Oberkirch AG	822	34,507
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (c)	2,118	32,313
Puma SE (a)	549	120,698
PVA TePla AG (c)	3,358	10,483
QSC AG (a)	26,632	34,236
R Stahl AG	1,594	55,501
Rational AG	1,017	541,848
Rheinmetall AG	12,940	1,033,409
Rhoen Klinikum AG	32,246	1,000,860
RIB Software AG (a)	1,026	10,614
SAF-Holland S.A.	31,896	391,637
Salzgitter AG (a)	12,083	340,022
Schaltbau Holding AG	2,118	112,296
SGL Carbon SE (a) (c)	18,022	185,218
SHW AG (a)	2,013	56,840
Singulus Technologies AG (c)	35,179	8,844
Sixt SE (a)	9,652	516,827
SMA Solar Technology AG (a) (c)	3,992	207,650
SMT Scharf AG (c)	831	10,157
Softing AG	1,971	33,388
Software AG	20,357	793,798
Solarworld AG (c)	348	3,555
Stada Arzneimittel AG	19,797	782,428
STRATEC Biomedical AG	1,697	82,264
Stroeer SE & Co. KGaA (a)	8,451	530,929
Suedzucker AG	26,310	462,251
Surteco SE	1,501	36,409
Suss Microtec AG (c)	6,216	63,218
TAG Immobilien AG	39,448	531,734
Takkt AG	11,656	223,819
Technotrans AG	3,008	55,850
TLG Immobilien AG	2,015	43,786
Tom Tailor Holding AG (a) (c)	6,389	31,338
Tomorrow Focus AG (c)	1,815	5,688
VERBIO Vereinigte BioEnergie AG	780	6,919
Vossloh AG (a) (c)	4,089	267,659
VTG AG (a)	5,545	168,696
Wacker Chemie AG (a)	2,424	212,967
Wacker Neuson SE	10,071	160,106
Washtec AG	3,397	141,085
Wincor Nixdorf AG (c)	10,359	574,641
XING AG	1,097	200,250

		41,315,658

Hong Kong—2.9%
Alco Holdings, Ltd.	136,000	50,517
Allan International Holdings	70,000	16,784
Allied Group, Ltd. (a)	22,000	104,933
Allied Properties HK, Ltd.	1,466,024	283,456
Anxian Yuan China Holdings, Ltd. (c)	420,000	7,229
Apac Resources, Ltd. (c)	472,173	4,938

MSF-84

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
APT Satellite Holdings, Ltd.	164,250	$129,992
Arts Optical International Holdings, Ltd.	16,000	5,672
Asia Financial Holdings, Ltd.	300,000	128,036
Asia Satellite Telecommunications Holdings, Ltd.	58,500	79,183
Asia Standard International Group, Ltd.	370,000	60,093
ASM Pacific Technology, Ltd. (a)	26,600	207,886
Associated International Hotels, Ltd.	14,000	37,539
Aupu Group Holding Co., Ltd.	198,000	47,019
Auto Italia Holdings (a) (c)	175,000	4,966
Bel Global Resources Holdings, Ltd. (b) (c) (d)	520,000	0
Bonjour Holdings, Ltd.	615,000	30,136
Bossini International Holdings, Ltd.	302,000	19,080
Bright Smart Securities & Commodities Group, Ltd.	40,000	11,355
Brockman Mining, Ltd. (a) (c)	2,516,770	39,267
Burwill Holdings, Ltd. (c)	1,566,000	56,529
Cafe de Coral Holdings, Ltd.	134,000	389,586
CEC International Holdings, Ltd.	80,000	11,245
Century City International Holdings, Ltd.	616,000	38,127
Champion Technology Holdings, Ltd. (c)	1,233,093	18,279
Chen Hsong Holdings	150,000	30,358
Cheuk Nang Holdings, Ltd.	90,473	64,660
Chevalier International Holdings, Ltd.	75,139	118,959
China Billion Resources, Ltd. (b) (c) (d)	476,000	0
China Daye Non-Ferrous Metals Mining, Ltd. (c)	2,366,000	42,713
China Energy Development Holdings, Ltd. (c)	3,670,000	49,206
China Flavors & Fragrances Co., Ltd.	71,446	26,246
China Infrastructure Investment, Ltd. (c)	626,000	6,700
China Metal International Holdings, Inc.	198,000	57,337
China Public Procurement, Ltd. (a) (c)	1,260,000	27,305
China Smarter Energy Group Holdings, Ltd. (a) (c)	670,000	62,197
China Solar Energy Holdings, Ltd. (b) (c) (d)	162,000	705
China Star Entertainment, Ltd. (c)	126,000	9,582
China Strategic Holdings, Ltd. (c)	1,732,500	56,876
China Ting Group Holdings, Ltd. (c)	318,550	15,330
Chinney Investment, Ltd.	8,000	1,709
Chow Sang Sang Holdings International, Ltd.	119,000	178,264
Chu Kong Shipping Enterprises Group Co., Ltd.	154,000	38,330
Chuang’s China Investments, Ltd.	341,000	14,065
Chuang’s Consortium International, Ltd.	446,357	59,287
CITIC Telecom International Holdings, Ltd.	467,000	175,872
CK Life Sciences International Holdings, Inc.	1,594,000	129,502
CNT Group, Ltd.	246,000	9,355
Continental Holdings, Ltd. (c)	220,000	3,035
CP Lotus Corp. (c)	1,750,000	34,290
Crocodile Garments (c)	216,000	35,372
Cross-Harbour Holdings, Ltd. (The) (a)	119,000	158,027
CSI Properties, Ltd.	3,194,023	91,853
CST Mining Group, Ltd. (c)	8,984,000	119,277
Dah Sing Banking Group, Ltd.	172,671	303,732
Dah Sing Financial Holdings, Ltd.	66,260	407,390
Dan Form Holdings Co., Ltd.	287,000	56,998
Dickson Concepts International, Ltd.	131,000	38,007
Eagle Nice International Holdings, Ltd.	120,000	34,513
EcoGreen International Group, Ltd.	99,000	21,318
Emperor Capital Group, Ltd.	540,000	45,268

Hong Kong—(Continued)
Emperor Entertainment Hotel, Ltd.	235,000	46,986
Emperor International Holdings, Ltd.	565,250	102,778
Emperor Watch & Jewellery, Ltd.	1,520,000	37,444
ENM Holdings, Ltd. (c)	556,000	27,608
EPI Holdings, Ltd. (c)	586,800	13,998
Esprit Holdings, Ltd. (a) (c)	833,950	774,323
eSun Holdings, Ltd. (c)	400,000	26,823
Fairwood Holdings, Ltd.	34,500	117,762
Far East Consortium International, Ltd.	654,356	211,288
First Pacific Co., Ltd.	18,000	13,460
Fountain SET Holdings, Ltd.	422,000	46,250
Future Bright Holdings, Ltd.	156,000	16,094
G-Resources Group, Ltd.	11,842,800	235,177
GCL New Energy Holdings, Ltd. (a) (c)	872,000	48,331
Get Nice Financial Group, Inc. (d)	64,350	4,977
Get Nice Holdings, Ltd.	2,574,000	89,791
Giordano International, Ltd.	536,000	246,032
Global Brands Group Holding, Ltd. (c)	378,000	45,813
Glorious Sun Enterprises, Ltd.	262,000	31,312
Gold Peak Industries Holdings, Ltd.	277,714	31,502
Golden Resources Development International, Ltd.	370,000	19,036
Guangnan Holdings, Ltd.	264,000	30,979
Guotai Junan International Holdings, Ltd. (a)	391,600	136,926
Haitong International Securities Group, Ltd. (a)	421,969	243,947
Hanison Construction Holdings, Ltd. (a)	148,009	25,386
Hao Tian Development Group, Ltd. (c)	858,000	30,443
Harbour Centre Development, Ltd.	88,000	150,918
Hi-Level Technology Holdings, Ltd. (c)	10,080	507
HKR International, Ltd.	405,600	172,597
HNA International Investment Holdings, Ltd. (c)	1,775,200	85,869
Hon Kwok Land Investment Co., Ltd.	140,000	50,503
Hong Kong Aircraft Engineering Co., Ltd. (a)	8,800	59,058
Hong Kong Ferry Holdings Co., Ltd.	22,000	25,025
Hong Kong Television Network, Ltd. (c)	165,000	38,722
Hongkong & Shanghai Hotels (The)	21,000	22,229
Hongkong Chinese, Ltd.	866,000	166,341
Hopewell Holdings, Ltd.	47,500	153,440
Hsin Chong Construction Group, Ltd. (a)	918,000	66,265
Hung Hing Printing Group, Ltd.	252,000	31,182
Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	526,000	185,099
I-CABLE Communications, Ltd. (c)	177,000	14,608
Imagi International Holdings, Ltd. (b) (c) (d)	2,403,000	32,836
International Standard Resources Holdings, Ltd. (c)	1,485,000	33,922
iOne Holdings, Ltd. (c)	960,000	29,087
IPE Group, Ltd.	285,000	55,474
IRC, Ltd. (c)	760,000	11,371
IT, Ltd.	278,000	67,025
ITC Properties Group, Ltd.	99,556	40,173
Jinhui Holdings Co., Ltd. (c)	70,000	8,573
Johnson Electric Holdings, Ltd.	106,875	330,044
K Wah International Holdings, Ltd. (a)	617,788	272,336
Kader Holdings Co., Ltd. (c)	264,000	24,345
Kam Hing International Holdings, Ltd.	196,000	13,392
Kantone Holdings, Ltd. (c)	93,000	8,994

MSF-85

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Keck Seng Investments	72,000	$51,611
Kerry Logistics Network, Ltd.	33,500	47,914
Kingmaker Footwear Holdings, Ltd.	102,000	28,531
Kowloon Development Co., Ltd.	159,000	148,826
L’sea Resources International Holdings, Ltd. (c)	360,000	10,682
Lai Sun Development Co., Ltd.	6,835,666	104,894
Lai Sun Garment International, Ltd.	498,800	62,892
Lam Soon Hong Kong, Ltd.	15,000	11,795
Landsea Green Properties Co., Ltd.	120,000	10,366
Lifestyle International Holdings, Ltd.	161,500	217,795
Lippo China Resources, Ltd.	2,106,000	62,725
Lippo, Ltd.	122,000	67,154
Lisi Group Holdings, Ltd.	562,000	28,579
Liu Chong Hing Investment, Ltd.	86,000	98,017
Luen Thai Holdings, Ltd.	116,000	20,041
Luk Fook Holdings International, Ltd. (a)	135,000	306,517
Luks Group Vietnam Holdings Co., Ltd.	68,000	22,793
Lung Kee Bermuda Holdings	116,000	32,108
Magnificent Hotel Investment, Ltd.	1,310,000	30,236
Man Wah Holdings, Ltd.	291,600	370,348
Mason Financial Holdings, Ltd. (c)	2,250,000	92,874
Matrix Holdings, Ltd.	36,000	13,041
Melco International Development, Ltd. (a)	114,000	159,097
Midland Holdings, Ltd. (a) (c)	302,000	94,128
Ming Fai International Holdings, Ltd.	145,000	14,583
Miramar Hotel & Investment	12,000	20,728
National Electronic Holdings, Ltd.	182,600	20,244
Neo-Neon Holdings, Ltd. (c)	322,500	43,658
Neptune Group, Ltd. (c)	1,060,000	8,608
New Century Group Hong Kong, Ltd.	912,000	15,636
New Times Energy Corp., Ltd. (c)	306,300	5,687
Newocean Energy Holdings, Ltd. (a)	488,000	176,127
Next Digital, Ltd.	414,000	22,691
Noble Group, Ltd. (a) (c)	373,200	121,685
O Luxe Holdings, Ltd. (c)	648,000	26,327
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (c)	375,882	27,161
Orient Overseas International, Ltd.	8,500	32,761
Oriental Watch Holdings (a)	271,600	33,272
Pacific Andes International Holdings, Ltd. (b) (c) (d)	1,819,984	34,299
Pacific Basin Shipping, Ltd.	656,000	94,743
Pacific Textiles Holdings, Ltd.	187,000	270,020
Paliburg Holdings, Ltd.	328,000	100,842
Paradise Entertainment, Ltd. (a)	168,000	25,721
Pearl Oriental Oil, Ltd. (c)	404,000	23,184
Perfect Shape Beauty Technology, Ltd.	108,000	11,833
Pico Far East Holdings, Ltd.	468,000	124,899
Playmates Holdings, Ltd.	56,000	65,760
Playmates Toys, Ltd.	236,000	49,142
Polytec Asset Holdings, Ltd.	565,000	47,358
Public Financial Holdings, Ltd.	166,000	77,487
PYI Corp., Ltd. (a)	2,140,366	49,579
Regal Hotels International Holdings, Ltd.	424,000	211,020
Rivera Holdings, Ltd.	20,000	1,006
Sa Sa International Holdings, Ltd. (a)	410,666	128,153
SAS Dragon Holdings, Ltd.	140,000	24,910

Hong Kong—(Continued)
SEA Holdings, Ltd. (a)	94,000	255,060
Shangri-La Asia, Ltd.	42,000	47,927
Shenwan Hongyuan HK, Ltd.	172,500	84,614
Shun Ho Technology Holdings, Ltd. (c)	21,615	6,576
Shun Tak Holdings, Ltd.	701,500	233,437
Silver Base Group Holdings, Ltd. (c)	422,000	58,879
Sing Tao News Corp., Ltd.	276,000	39,139
Singamas Container Holdings, Ltd.	786,000	85,386
SIS International Holdings	16,000	8,044
Sitoy Group Holdings, Ltd.	111,000	34,919
SmarTone Telecommunications Holdings, Ltd.	142,388	237,555
SOCAM Development, Ltd. (c)	179,876	92,787
Solomon Systech International, Ltd. (c)	920,000	39,160
Soundwill Holdings, Ltd.	50,000	59,037
South China Holdings Co., Ltd. (c)	992,000	65,787
Stella International Holdings, Ltd. (a)	161,500	378,052
Stelux Holdings International, Ltd.	260,500	18,780
Success Universe Group, Ltd. (c)	240,000	5,930
Sun Hing Vision Group Holdings, Ltd.	42,000	14,673
Sun Hung Kai & Co., Ltd. (a)	322,440	194,174
Sunwah Kingsway Capital Holdings, Ltd.	310,000	5,597
Symphony Holdings, Ltd. (c)	390,000	46,257
TAI Cheung Holdings, Ltd.	232,000	173,608
Tan Chong International, Ltd.	63,000	20,628
Tao Heung Holdings, Ltd. (a)	204,000	46,293
Taung Gold International, Ltd. (c)	700,000	7,220
Television Broadcasts, Ltd.	123,500	445,845
Texwinca Holdings, Ltd.	300,000	292,453
Titan Petrochemicals Group, Ltd. (b) (c) (d)	1,000,000	64
Tradelink Electronic Commerce, Ltd.	256,000	56,427
Transport International Holdings, Ltd.	132,000	357,325
Trinity, Ltd.	466,000	48,685
TSC Group Holdings, Ltd. (c)	216,000	32,032
Tsui Wah Holdings, Ltd.	40,000	7,634
United Laboratories International Holdings, Ltd. (The) (c)	241,000	96,911
Universal Technologies Holdings, Ltd. (c)	120,000	6,808
Up Energy Development Group, Ltd. (c)	92,000	1,815
Upbest Group, Ltd.	8,000	1,960
Value Convergence Holdings, Ltd. (c)	104,000	17,033
Value Partners Group, Ltd. (a)	189,000	198,711
Varitronix International, Ltd.	137,000	109,732
Vedan International Holdings, Ltd.	296,000	17,743
Victory City International Holdings, Ltd. (a)	813,270	58,737
Vitasoy International Holdings, Ltd.	358,000	667,642
VS International Group, Ltd. (c)	160,000	6,918
VST Holdings, Ltd.	487,200	112,477
VTech Holdings, Ltd.	35,300	419,063
Wai Kee Holdings, Ltd.	54,000	16,433
Win Hanverky Holdings, Ltd.	332,000	59,948
Winfull Group Holdings, Ltd. (c)	528,000	11,305
Wing On Co. International, Ltd.	46,000	134,370
Wing Tai Properties, Ltd.	280,000	157,012
Xinyi Glass Holdings, Ltd. (a)	826,000	549,650
Yeebo International Holdings, Ltd.	158,000	32,395
YGM Trading, Ltd.	46,000	28,523
Yuan Heng Gas Holdings, Ltd. (c)	140,000	11,009

MSF-86

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Yugang International, Ltd.	1,466,000	$27,414

		19,355,567

Ireland—1.5%
C&C Group plc	156,493	706,017
DCC plc	18,166	1,599,563
FBD Holdings plc (c)	10,350	75,545
Glanbia plc	40,530	826,659
Grafton Group plc	88,160	911,186
Greencore Group plc	238,369	1,280,877
IFG Group plc	44,002	106,169
Independent News & Media plc (c)	35,056	6,577
Irish Continental Group plc	22,664	140,120
Kingspan Group plc	54,781	1,454,126
Paddy Power Betfair plc	5,199	724,042
Paddy Power Betfair plc	5,239	727,852
Smurfit Kappa Group plc	11,491	296,026
UDG Healthcare plc	104,367	873,656

		9,728,415

Isle of Man—0.1%
GVC Holdings plc	61,038	442,457

Israel—0.8%
Africa Israel Investments, Ltd. (c)	64,935	28,174
Africa Israel Properties, Ltd.	4,653	66,261
Africa Israel Residences, Ltd.	880	15,578
Airport City, Ltd. (c)	25,014	244,690
Allot Communications, Ltd. (c)	10,216	53,154
Alrov Properties and Lodgings, Ltd.	5,057	110,118
Amot Investments, Ltd.	25,066	90,189
AudioCodes, Ltd. (c)	13,306	61,581
Azorim-Investment Development & Construction Co., Ltd. (c)	23,712	19,245
Bayside Land Corp.	205	70,763
Big Shopping Centers, Ltd.	1,031	58,277
BioLine RX, Ltd. (c)	2,565	2,660
Blue Square Real Estate, Ltd.	738	22,886
Brainsway, Ltd. (c)	2,674	11,652
Cellcom Israel, Ltd. (c)	13,058	92,973
Ceragon Networks, Ltd. (c)	14,799	18,256
Clal Biotechnology Industries, Ltd. (c)	17,579	14,214
Clal Insurance Enterprises Holdings, Ltd. (c)	7,114	81,752
Cohen Development & Industrial Buildings, Ltd. (c)	305	5,975
Compugen, Ltd. (c)	14,846	83,726
Delek Automotive Systems, Ltd.	10,535	101,796
Delta-Galil Industries, Ltd.	4,030	109,194
Direct Insurance Financial Investments, Ltd.	5,783	42,943
El Al Israel Airlines	37,740	28,264
Electra, Ltd.	652	89,070
Elron Electronic Industries, Ltd. (c)	7,585	34,585
Equital, Ltd. (c)	550	9,276
Evogene, Ltd. (c)	5,090	33,935
First International Bank of Israel, Ltd.	8,900	110,297
FMS Enterprises Migun, Ltd.	910	21,378

Israel—(Continued)
Formula Systems 1985, Ltd.	2,591	79,460
Fox Wizel, Ltd.	1,475	22,060
Frutarom Industries, Ltd.	12,695	664,401
Gilat Satellite Networks, Ltd. (c)	3,070	14,297
Golf & Co., Ltd.	6,101	7,908
Hadera Paper, Ltd. (c)	1,104	31,208
Harel Insurance Investments & Financial Services, Ltd.	43,597	166,508
Hilan, Ltd.	1,413	19,013
IDI Insurance Co., Ltd.	316	16,146
Industrial Buildings Corp., Ltd.	29,599	27,256
Israel Discount Bank, Ltd. - Class A (c)	134,749	227,923
Israel Land Development Co., Ltd. (The)	3,950	20,418
Ituran Location and Control, Ltd.	654	12,868
Jerusalem Oil Exploration (c)	4,736	192,928
Kamada, Ltd. (c)	11,729	45,261
Kerur Holdings, Ltd.	931	16,240
Maabarot Products, Ltd.	3,435	49,274
Magic Software Enterprises, Ltd.	9,462	64,471
Matrix IT, Ltd.	14,215	90,952
Mazor Robotics, Ltd. (c)	10,502	64,665
Meitav DS Investments, Ltd.	5,193	15,066
Melisron, Ltd.	4,351	156,682
Menorah Mivtachim Holdings, Ltd. (c)	11,310	94,783
Migdal Insurance & Financial Holding, Ltd.	55,471	38,522
Mivtach Shamir Holdings, Ltd.	1,401	27,594
Naphtha Israel Petroleum Corp., Ltd. (c)	14,775	74,719
Neto ME Holdings, Ltd.	963	69,621
Nova Measuring Instruments, Ltd. (c)	9,293	96,664
Oil Refineries, Ltd. (c)	418,554	160,300
Ormat Technologies, Inc.	1	23
Partner Communications Co., Ltd. (c)	21,648	101,627
Paz Oil Co., Ltd.	1,481	235,176
Perion Network, Ltd. (c)	3,246	6,493
Phoenix Holdings, Ltd. (The) (c)	20,176	51,427
Plasson Industries, Ltd.	1,729	42,892
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	69,924
Sapiens International Corp. NV	6,702	79,639
Shikun & Binui, Ltd.	73,332	130,064
Shufersal, Ltd.	23,137	77,679
Space Communication, Ltd. (c)	2,951	29,918
Strauss Group, Ltd.	4,554	68,193
Summit Real Estate Holdings, Ltd. (c)	2,798	14,447
Tower Semiconductor, Ltd. (c)	12,319	151,456
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a) (c)	1,303	15,792
Union Bank of Israel (c)	7,545	27,476

		5,402,296

Italy—3.7%
A2A S.p.A.	481,411	624,920
ACEA S.p.A.	23,394	357,986
Aeffe S.p.A. (a) (c)	11,359	13,270
Alerion Cleanpower S.p.A.	5,771	14,151
Amplifon S.p.A.	36,377	315,227
Anima Holding S.p.A.	10,612	77,432

MSF-87

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Ansaldo STS S.p.A.	39,015	$465,590
Arnoldo Mondadori Editore S.p.A. (c)	63,913	72,473
Ascopiave S.p.A.	28,294	73,699
Astaldi S.p.A. (a)	20,559	94,997
Autogrill S.p.A. (c)	44,414	368,698
Azimut Holding S.p.A.	40,582	932,365
Banca Carige S.p.A. (a) (c)	156,432	101,283
Banca Finnat Euramerica S.p.A.	50,851	22,092
Banca Generali S.p.A.	19,591	575,795
Banca IFIS S.p.A.	7,714	255,262
Banca Mediolanum S.p.A.	1,773	14,108
Banca Popolare dell’Emilia Romagna SC	202,667	955,679
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c) (d)	91,952	11,436
Banca Popolare di Milano Scarl	1,819,630	1,261,764
Banca Popolare di Sondrio Scarl	173,614	608,075
Banca Profilo S.p.A. (a)	117,883	29,848
Banco di Desio e della Brianza S.p.A.	20,306	56,306
Banco Popolare SC (a) (c)	46,132	316,907
BasicNet S.p.A.	13,493	62,541
Biesse S.p.A.	6,021	97,808
Brembo S.p.A.	9,033	466,837
Brunello Cucinelli S.p.A. (a)	8,151	153,859
Buzzi Unicem S.p.A.	30,820	531,410
Cairo Communication S.p.A.	10,087	53,979
Caltagirone Editore S.p.A. (c)	6,273	6,348
Carraro S.p.A. (c)	5,504	8,291
Cementir Holding S.p.A.	31,117	155,335
CIR-Compagnie Industriali Riunite S.p.A. (c)	201,871	238,498
Credito Emiliano S.p.A.	44,882	305,380
Credito Valtellinese SC (c)	463,264	302,072
Danieli & C Officine Meccaniche S.p.A.	4,846	101,839
Datalogic S.p.A.	9,916	193,373
Davide Campari-Milano S.p.A.	106,679	1,064,618
De’Longhi S.p.A.	16,896	384,243
DeA Capital S.p.A.	18,071	25,962
DiaSorin S.p.A.	6,863	395,816
Ei Towers S.p.A.	7,035	391,666
El.En. S.p.A.	1,257	56,923
Engineering S.p.A.	2,150	160,179
ERG S.p.A.	21,603	293,773
Esprinet S.p.A.	18,719	169,061
Eurotech S.p.A. (c)	13,076	19,484
Falck Renewables S.p.A.	34,815	38,038
FNM S.p.A.	55,327	26,963
Geox S.p.A. (a) (c)	42,620	137,833
Gruppo Editoriale L’Espresso S.p.A. (c)	75,580	82,726
Gruppo MutuiOnline S.p.A.	5,404	42,926
Hera S.p.A.	231,619	691,071
IMMSI S.p.A. (c)	100,436	42,606
Industria Macchine Automatiche S.p.A.	5,461	320,300
Intek Group S.p.A. (c)	80,757	21,990
Interpump Group S.p.A.	28,206	412,367
Iren S.p.A.	231,134	413,350
Italcementi S.p.A.	64,343	753,967
Italmobiliare S.p.A.	4,262	190,671
Juventus Football Club S.p.A. (c)	147,435	43,107

Italy—(Continued)
La Doria S.p.A.	3,877	58,057
Landi Renzo S.p.A. (c)	5,877	3,375
Maire Tecnimont S.p.A. (c)	35,567	107,057
MARR S.p.A.	13,428	270,374
Mediaset S.p.A.	192,042	790,146
Moncler S.p.A.	10,344	174,421
Nice S.p.A.	9,890	28,078
Parmalat S.p.A.	18,078	50,022
Piaggio & C S.p.A. (a)	71,430	151,221
Prelios S.p.A. (a) (c)	54,976	4,916
Prima Industrie S.p.A.	1,853	23,148
Prysmian S.p.A.	75,002	1,698,883
Recordati S.p.A.	33,633	841,443
Reno de Medici S.p.A. (c)	29,538	11,562
Reply S.p.A.	1,999	296,057
Retelit S.p.A. (c)	36,769	24,962
Rizzoli Corriere Della Sera Mediagroup S.p.A. (a) (c)	79,933	42,802
Sabaf S.p.A.	3,059	35,787
SAES Getters S.p.A.	1,416	19,122
Safilo Group S.p.A. (a) (c)	10,142	90,254
Saipem S.p.A. (c)	605,130	241,282
Salini Impregilo S.p.A.	70,140	295,045
Salvatore Ferragamo S.p.A. (a)	16,352	417,586
Saras S.p.A. (c)	134,526	215,771
SAVE S.p.A.	5,376	77,140
Snai S.p.A. (c)	21,135	19,956
Societa Cattolica di Assicurazioni S.c.r.l.	63,558	433,520
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	265,457
Sogefi S.p.A. (c)	24,822	39,883
SOL S.p.A.	11,001	97,846
Tiscali S.p.A. (c)	802,477	51,367
Tod’s S.p.A. (a)	3,954	281,422
Trevi Finanziaria Industriale S.p.A. (a)	31,414	53,505
TXT e-solutions S.p.A.	1,815	15,746
Uni Land S.p.A. (b) (c) (d)	4,937	0
Unipol Gruppo Finanziario S.p.A.	126,457	511,267
UnipolSai S.p.A.	34,177	79,023
Vittoria Assicurazioni S.p.A.	12,164	118,146
Yoox Net-A-Porter Group S.p.A. (c)	21,692	664,384
Zignago Vetro S.p.A.	11,476	75,475

		25,152,081

Japan—23.1%
A&A Material Corp. (c)	12,000	8,074
A&D Co., Ltd.	3,000	10,446
A/S One Corp.	4,700	177,842
Accordia Golf Co., Ltd.	20,600	193,407
Achilles Corp. (a)	65,000	83,142
Adastria Co., Ltd.	9,240	279,652
ADEKA Corp.	34,600	503,913
Aderans Co., Ltd. (a)	8,700	51,891
Advan Co., Ltd.	10,700	96,595
Advanex, Inc.	900	10,037
Advantest Corp. (a)	7,400	68,410
Aeon Delight Co., Ltd. (a)	3,900	125,082

MSF-88

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aeon Fantasy Co., Ltd. (a)	2,400	$48,015
Aeon Hokkaido Corp. (a)	2,600	12,276
AGORA Hospitality Group Co., Ltd. (c)	27,000	9,355
Agro-Kanesho Co., Ltd.	3,500	32,521
Ahresty Corp.	9,200	59,806
Ai Holdings Corp.	12,200	352,915
Aica Kogyo Co., Ltd.	17,800	373,674
Aichi Bank, Ltd. (The)	4,500	188,444
Aichi Corp.	10,800	74,946
Aichi Steel Corp.	43,000	168,413
Aichi Tokei Denki Co., Ltd.	19,000	51,432
Aida Engineering, Ltd.	20,700	179,244
Aigan Co., Ltd. (c)	6,600	13,172
Ain Holdings, Inc.	6,000	307,018
Aiphone Co., Ltd.	6,800	113,607
Airport Facilities Co., Ltd.	7,500	33,851
Aisan Industry Co., Ltd.	10,400	81,621
Aizawa Securities Co., Ltd. (a)	13,800	72,325
Akebono Brake Industry Co., Ltd. (a) (c)	32,600	77,941
Akita Bank, Ltd. (The)	86,000	234,031
Alconix Corp.	3,200	44,554
Alinco, Inc. (a)	5,800	51,757
Alpen Co., Ltd. (a)	7,000	115,334
Alpha Corp.	2,200	21,386
Alpha Systems, Inc.	3,940	60,475
Alpine Electronics, Inc.	16,600	185,881
Alps Logistics Co., Ltd.	8,200	40,660
Altech Corp.	2,600	54,463
Amano Corp.	21,000	330,936
Amiyaki Tei Co., Ltd.	1,100	44,066
Amuse, Inc. (a)	3,600	74,176
Anabuki Kosan, Inc.	4,000	9,084
Anest Iwata Corp.	11,700	111,778
Anritsu Corp. (a)	48,800	267,805
AOI Electronics Co., Ltd.	1,100	24,357
AOI Pro, Inc.	4,700	39,387
AOKI Holdings, Inc. (a)	17,700	213,418
Aomori Bank, Ltd. (The) (a)	94,000	273,869
Aoyama Trading Co., Ltd.	17,900	687,547
Arakawa Chemical Industries, Ltd.	7,200	61,981
Arata Corp. (a)	4,600	101,009
Araya Industrial Co., Ltd.	26,000	29,329
Arcland Sakamoto Co., Ltd.	12,800	135,187
Arcs Co., Ltd.	13,364	298,664
Argo Graphics, Inc.	2,800	43,058
Ariake Japan Co., Ltd.	5,700	333,754
Arisawa Manufacturing Co., Ltd. (a)	14,300	72,839
Arrk Corp. (c)	22,600	17,434
Artnature, Inc.	5,000	44,977
Asahi Broadcasting Corp.	2,400	14,561
Asahi Co., Ltd.	4,500	60,478
Asahi Diamond Industrial Co., Ltd.	21,200	189,448
Asahi Holdings, Inc.	9,000	121,180
Asahi Intecc Co., Ltd.	3,800	177,847
Asahi Kogyosha Co., Ltd.	16,000	61,548
Asahi Net, Inc.	5,000	21,568
Asahi Organic Chemicals Industry Co., Ltd.	34,000	61,812

Japan—(Continued)
Asahi Printing Co., Ltd.	200	3,874
Asahipen Corp.	4,000	5,825
Asanuma Corp.	24,000	64,149
Asatsu-DK, Inc.	13,300	341,666
Asax Co., Ltd.	1,800	21,632
Ashimori Industry Co., Ltd.	24,000	34,849
Asia Growth Capital, Ltd. (a) (c)	21,000	16,739
ASKA Pharmaceutical Co., Ltd.	9,000	110,908
ASKUL Corp.	6,300	256,221
Asunaro Aoki Construction Co., Ltd.	8,000	51,582
Atom Corp. (a)	11,100	65,012
Atsugi Co., Ltd.	88,000	89,027
Autobacs Seven Co., Ltd. (a)	22,700	382,486
Avex Group Holdings, Inc. (a)	12,000	155,969
Awa Bank, Ltd. (The)	82,000	396,908
Axell Corp.	3,800	28,454
Axial Retailing, Inc.	5,900	193,626
Azbil Corp.	4,300	110,028
Bando Chemical Industries, Ltd.	39,000	176,319
Bank of Iwate, Ltd. (The) (a)	7,200	260,893
Bank of Kochi, Ltd. (The)	16,000	16,484
Bank of Nagoya, Ltd. (The) (a)	78,000	256,316
Bank of Okinawa, Ltd. (The)	8,800	288,799
Bank of Saga, Ltd. (The) (a)	67,000	126,164
Bank of the Ryukyus, Ltd.	15,800	177,058
Belc Co., Ltd.	2,800	105,503
Belluna Co., Ltd.	21,900	111,066
Benefit One, Inc. (a)	5,400	121,466
Best Denki Co., Ltd. (a)	40,000	41,860
Bic Camera, Inc.	23,500	212,929
Biofermin Pharmaceutical Co., Ltd.	500	16,682
BML, Inc.	4,000	154,660
Bookoff Corp.	4,700	37,212
BP Castrol KK (a)	2,600	29,433
Broadleaf Co., Ltd.	5,100	61,559
BRONCO BILLY Co., Ltd.	2,400	55,911
Bull-Dog Sauce Co., Ltd.	6,000	11,187
Bunka Shutter Co., Ltd.	19,000	155,717
C Uyemura & Co., Ltd. (a)	2,800	118,699
CAC Holdings Corp.	6,200	45,209
Calsonic Kansei Corp.	55,000	407,724
Can Do Co., Ltd. (a)	3,500	48,021
Canare Electric Co., Ltd.	800	13,828
Canon Electronics, Inc.	7,400	108,642
Capcom Co., Ltd.	16,500	401,554
Carlit Holdings Co., Ltd.	7,300	32,104
Cawachi, Ltd.	5,700	102,978
Central Glass Co., Ltd.	75,000	406,268
Central Security Patrols Co., Ltd.	3,300	78,881
Central Sports Co., Ltd.	3,200	65,186
Chiba Kogyo Bank, Ltd. (The)	16,000	72,158
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	21,587
CHIMNEY Co., Ltd.	1,400	37,771
Chino Corp.	4,000	36,634
Chiyoda Co., Ltd.	8,900	255,727
Chiyoda Corp. (a)	6,000	43,844
Chiyoda Integre Co., Ltd.	5,300	117,442

MSF-89

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chofu Seisakusho Co., Ltd. (a)	5,700	$132,017
Chori Co., Ltd.	5,000	64,623
Chubu Shiryo Co., Ltd.	10,400	77,237
Chudenko Corp. (a)	8,600	171,434
Chuetsu Pulp & Paper Co., Ltd. (a)	35,000	60,923
Chugai Mining Co., Ltd. (c)	68,200	13,330
Chugai Ro Co., Ltd. (a)	36,000	62,837
Chugoku Marine Paints, Ltd.	22,000	144,983
Chukyo Bank, Ltd. (The)	64,000	110,129
Chuo Gyorui Co., Ltd.	2,000	4,706
Chuo Spring Co., Ltd.	19,000	47,526
Ci:z Holdings Co., Ltd. (a)	7,500	153,565
CKD Corp.	20,900	171,808
Clarion Co., Ltd.	34,000	105,483
Cleanup Corp.	9,700	66,425
CMIC Holdings Co., Ltd.	3,900	49,083
CMK Corp. (a)	24,300	95,831
Coca-Cola West Co., Ltd.	10,000	247,081
Cocokara fine, Inc.	6,000	260,086
Colowide Co., Ltd. (a)	17,000	256,570
Computer Engineering & Consulting, Ltd.	5,900	77,049
Computer Institute of Japan, Ltd.	2,000	8,173
COMSYS Holdings Corp. (a)	3,700	57,024
CONEXIO Corp.	8,100	81,793
COOKPAD, Inc. (a)	12,600	201,660
Corona Corp.	8,500	82,911
Cosel Co., Ltd. (a)	9,900	95,066
Cosmo Energy Holdings Co., Ltd. (a)	21,800	230,333
Cosmos Initia Co., Ltd.	3,500	13,478
Create Medic Co., Ltd.	1,800	13,704
Create SD Holdings Co., Ltd.	11,400	285,917
Cresco, Ltd.	2,000	32,145
CROOZ, Inc. (a)	1,400	31,966
Cross Plus, Inc. (c)	1,100	6,034
CTI Engineering Co., Ltd.	5,900	50,392
Cybernet Systems Co., Ltd. (a)	3,900	32,573
DA Consortium, Inc.	7,600	54,938
Dai Nippon Toryo Co., Ltd. (a)	53,000	91,566
Dai-Dan Co., Ltd.	14,000	91,966
Dai-ichi Seiko Co., Ltd. (a)	4,000	44,073
Daibiru Corp.	19,800	166,627
Daido Kogyo Co., Ltd.	10,000	17,227
Daido Metal Co., Ltd.	11,200	86,535
Daido Steel Co., Ltd.	5,000	17,282
Daidoh, Ltd. (a)	13,700	58,373
Daifuku Co., Ltd.	27,200	457,277
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	53,068
Daihen Corp.	40,000	181,860
Daiho Corp.	25,000	108,565
Daiichi Jitsugyo Co., Ltd.	20,000	87,388
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	31,041
Daiichikosho Co., Ltd.	4,700	204,572
Daiken Corp.	24,000	66,785
Daiken Medical Co., Ltd. (a)	4,400	34,973
Daiki Aluminium Industry Co., Ltd.	9,000	22,184
Daikoku Denki Co., Ltd. (a)	2,700	31,557
Daikokutenbussan Co., Ltd.	1,900	82,443

Japan—(Continued)
Daikyo, Inc.	115,000	182,433
Dainichi Co., Ltd. (a)	4,100	22,045
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,000	123,897
Daio Paper Corp. (a)	30,000	252,859
Daisan Bank, Ltd. (The)	92,000	122,591
Daiseki Co., Ltd. (a)	13,900	227,381
Daiseki Eco. Solution Co., Ltd.	2,000	19,078
Daishi Bank, Ltd. (The)	143,000	491,500
Daishinku Corp.	18,000	39,232
Daisue Construction Co., Ltd.	2,300	16,202
Daisyo Corp. (a)	5,100	67,830
Daito Bank, Ltd. (The)	59,000	91,599
Daito Electron Co., Ltd.	800	5,152
Daito Pharmaceutical Co., Ltd.	3,960	106,031
Daiwa Industries, Ltd.	11,000	92,040
Daiwabo Holdings Co., Ltd.	84,000	156,397
DC Co., Ltd.	9,700	29,952
DCM Holdings Co., Ltd. (a)	37,900	273,381
Denka Co., Ltd.	24,000	98,682
Denki Kogyo Co., Ltd.	21,000	97,828
Denyo Co., Ltd.	4,800	49,277
Descente, Ltd.	14,700	216,201
DKK-Toa Corp. (a)	2,200	10,128
DKS Co., Ltd.	18,000	52,309
DMG Mori Co., Ltd. (a)	23,500	215,188
DMW Corp.	700	11,219
Doshisha Co., Ltd.	8,200	150,908
Doutor Nichires Holdings Co., Ltd.	11,500	185,515
DSB Co., Ltd. (a)	5,300	40,957
DTS Corp.	6,600	125,978
Dunlop Sports Co., Ltd. (a)	4,900	43,505
Duskin Co., Ltd. (a)	14,900	267,174
Dydo Drinco, Inc.	2,700	125,931
Dynic Corp.	16,000	22,033
Eagle Industry Co., Ltd.	7,800	102,433
Earth Chemical Co., Ltd.	2,700	108,919
Ebara Jitsugyo Co., Ltd.	3,500	37,749
EDION Corp. (a)	34,100	258,229
Ehime Bank, Ltd. (The) (a)	76,000	157,298
Eidai Co., Ltd.	14,000	50,446
Eighteenth Bank, Ltd. (The)	70,000	155,098
Eiken Chemical Co., Ltd.	4,600	96,266
Eizo Corp.	6,300	158,462
Elecom Co., Ltd.	5,100	89,710
Elematec Corp.	4,000	72,442
EM Systems Co., Ltd.	1,800	19,956
en-japan, Inc.	6,800	114,494
Endo Lighting Corp.	2,600	23,648
Enplas Corp. (a)	3,400	125,677
Enshu, Ltd. (c)	23,000	15,285
EPS Holdings, Inc.	7,900	96,551
ESPEC Corp. (a)	9,100	118,479
Excel Co., Ltd. (a)	2,500	31,150
Exedy Corp. (a)	12,400	273,361
F-Tech, Inc.	3,600	34,017
F@N Communications, Inc. (a)	9,600	71,863

MSF-90

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Faith, Inc. (a)	2,680	$31,588
FALCO HOLDINGS Co., Ltd.	3,100	37,480
Fancl Corp. (a)	11,100	151,076
FCC Co., Ltd.	12,600	212,807
FDK Corp. (c)	25,000	20,830
Feed One Co., Ltd. (a)	65,080	69,942
Ferrotec Corp.	12,700	135,484
FIDEA Holdings Co., Ltd.	62,510	98,262
Fields Corp.	6,000	100,129
Financial Products Group Co., Ltd. (a)	20,000	240,328
FINDEX, Inc.	3,900	48,838
First Juken Co., Ltd.	3,400	40,419
Foster Electric Co., Ltd.	8,800	184,999
FP Corp. (a)	7,200	307,943
France Bed Holdings Co., Ltd.	13,000	119,561
Freund Corp.	2,400	23,048
FTGroup Co., Ltd.	1,500	9,347
Fudo Tetra Corp. (a)	60,300	67,278
Fuji Co., Ltd. (a)	7,300	150,236
Fuji Corp., Ltd. (a)	8,600	52,172
Fuji Kiko Co., Ltd.	7,600	29,773
Fuji Kosan Co., Ltd.	4,600	16,856
Fuji Kyuko Co., Ltd.	13,000	178,437
Fuji Oil Co., Ltd.	21,100	58,313
Fuji Oil Holdings, Inc.	24,000	432,521
Fuji Pharma Co., Ltd.	2,800	47,102
Fuji Seal International, Inc. (a)	7,900	279,920
Fuji Soft, Inc. (a)	7,300	158,872
Fujibo Holdings, Inc.	37,000	73,455
Fujicco Co., Ltd.	8,500	177,281
Fujikura Kasei Co., Ltd.	9,500	42,859
Fujikura Rubber, Ltd.	5,800	22,617
Fujikura, Ltd.	115,000	541,185
Fujimi, Inc.	7,000	93,002
Fujimori Kogyo Co., Ltd.	4,800	112,525
Fujisash Co., Ltd. (c)	24,500	19,735
Fujishoji Co., Ltd.	1,300	11,977
Fujita Kanko, Inc. (a)	8,000	41,222
Fujitec Co., Ltd. (a)	24,700	251,382
Fujitsu Frontech, Ltd.	4,500	44,034
Fujitsu General, Ltd.	19,000	292,630
Fujiya Co., Ltd. (c)	5,000	8,524
FuKoKu Co., Ltd.	5,100	40,365
Fukuda Corp.	10,000	99,799
Fukui Bank, Ltd. (The) (a)	109,000	198,130
Fukushima Bank, Ltd. (The) (a)	112,000	81,578
Fukushima Industries Corp.	4,600	106,519
Fukuyama Transporting Co., Ltd. (a)	53,000	258,108
FULLCAST Holdings Co., Ltd.	4,300	30,105
Fumakilla, Ltd. (a)	5,000	29,417
Funai Electric Co., Ltd. (a)	7,900	69,250
Funai Soken Holdings, Inc. (a)	7,780	124,835
Furukawa Battery Co., Ltd. (a)	5,000	28,287
Furukawa Co., Ltd. (a)	105,000	154,363
Furukawa Electric Co., Ltd. (a)	275,000	593,469
Furuno Electric Co., Ltd.	10,500	66,304
Furusato Industries, Ltd.	4,600	68,743

Japan—(Continued)
Furuya Metal Co., Ltd.	1,700	23,832
Fuso Chemical Co., Ltd. (a)	4,000	58,856
Fuso Pharmaceutical Industries, Ltd.	31,000	71,597
Futaba Corp.	10,200	144,393
Futaba Industrial Co., Ltd. (a)	23,600	94,109
Future Architect, Inc.	9,800	76,179
Fuyo General Lease Co., Ltd.	8,000	340,600
G-Tekt Corp.	7,700	87,937
Gakken Holdings Co., Ltd.	28,000	62,834
GCA Savvian Corp.	4,900	51,325
Gecoss Corp.	6,400	58,136
Genki Sushi Co., Ltd.	1,600	31,659
Genky Stores, Inc. (a)	1,200	41,305
Geo Holdings Corp.	13,500	224,343
GLOBERIDE, Inc. (a)	3,500	44,926
Glory, Ltd.	9,500	322,712
GMO internet, Inc. (a)	20,400	272,268
GMO Payment Gateway, Inc. (a)	3,800	257,155
Godo Steel, Ltd.	50,000	83,731
Goldcrest Co., Ltd.	8,230	122,705
Gourmet Kineya Co., Ltd.	2,000	17,792
Grandy House Corp.	3,600	11,582
Gree, Inc. (a)	26,400	144,914
GSI Creos Corp.	28,000	30,095
Gulliver International Co., Ltd. (a)	20,400	253,449
Gun-Ei Chemical Industry Co., Ltd.	24,000	63,606
Gunze, Ltd. (a)	69,000	194,532
Gurunavi, Inc.	8,500	201,380
H-One Co., Ltd.	6,000	29,249
Hagihara Industries, Inc.	2,900	62,000
Hakudo Co., Ltd.	500	4,712
Hakuto Co., Ltd.	7,100	62,493
Hakuyosha Co., Ltd.	8,000	18,467
Hamakyorex Co., Ltd.	5,600	96,390
Hanwa Co., Ltd. (a)	84,000	353,480
Happinet Corp.	5,000	45,286
Hard Off Corp. Co., Ltd.	4,900	65,994
Harima Chemicals Group, Inc.	7,100	33,928
Harmonic Drive Systems, Inc. (a)	6,600	168,773
Haruyama Trading Co., Ltd.	5,400	35,307
Hazama Ando Corp. (a)	54,490	264,463
Heiwa Corp.	200	4,138
Heiwa Real Estate Co., Ltd.	16,900	209,600
Heiwado Co., Ltd.	11,200	231,828
HI-LEX Corp.	7,700	211,077
Hibiya Engineering, Ltd.	8,700	121,762
Hiday Hidaka Corp.	4,039	101,446
Higashi-Nippon Bank, Ltd. (The) (b)	68,000	163,135
Himaraya Co., Ltd.	2,600	22,768
Hioki EE Corp.	2,300	50,968
Hiramatsu, Inc.	8,300	54,561
Hirano Tecseed Co., Ltd.	500	3,375
Hisaka Works, Ltd.	11,000	80,198
Hitachi Koki Co., Ltd. (a)	21,200	139,795
Hitachi Kokusai Electric, Inc. (a)	18,000	216,264
Hitachi Transport System, Ltd.	10,800	180,157
Hitachi Zosen Corp.	61,600	291,403

MSF-91

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hochiki Corp. (a)	10,000	$114,244
Hodogaya Chemical Co., Ltd. (a)	28,000	46,411
Hogy Medical Co., Ltd. (a)	5,100	273,217
Hokkaido Electric Power Co., Inc. (c)	20,900	174,782
Hokkaido Gas Co., Ltd.	27,000	66,907
Hokkan Holdings, Ltd.	25,000	68,835
Hokko Chemical Industry Co., Ltd.	8,000	21,670
Hokkoku Bank, Ltd. (The)	109,000	286,122
Hokuetsu Bank, Ltd. (The)	96,000	155,180
Hokuetsu Industries Co., Ltd.	7,000	42,874
Hokuetsu Kishu Paper Co., Ltd. (a)	58,300	347,099
Hokuriku Electric Industry Co., Ltd.	28,000	33,074
Hokuriku Electrical Construction Co., Ltd.	3,000	23,550
Hokuriku Gas Co., Ltd.	10,000	24,432
Hokuto Corp. (a)	7,100	140,207
Honeys Co., Ltd.	6,930	72,514
Hoosiers Holdings Co., Ltd. (a)	12,700	56,606
Horiba, Ltd.	12,200	454,261
Hosiden Corp.	20,000	119,537
Hosokawa Micron Corp.	11,000	55,526
House Foods Group, Inc. (a)	3,300	61,590
Howa Machinery, Ltd.	5,700	27,750
Hurxley Corp.	800	7,733
Hyakugo Bank, Ltd. (The)	94,000	351,587
Hyakujushi Bank, Ltd. (The)	107,000	299,808
I-Net Corp.	3,200	32,168
Ibiden Co., Ltd.	5,700	69,507
IBJ Leasing Co., Ltd. (a)	7,200	127,437
Ichibanya Co., Ltd.	500	31,980
Ichiken Co., Ltd. (a)	12,000	34,257
Ichikoh Industries, Ltd.	16,000	34,859
ICHINEN HOLDINGS Co., Ltd.	7,400	65,597
Ichiyoshi Securities Co., Ltd.	12,600	107,303
Icom, Inc.	3,800	69,335
Idec Corp.	11,300	107,206
Ihara Chemical Industry Co., Ltd. (a)	15,900	204,448
Iino Kaiun Kaisha, Ltd. (a)	32,200	127,411
IJT Technology Holdings Co., Ltd.	9,000	21,944
Ikegami Tsushinki Co., Ltd. (a)	30,000	37,989
Imagica Robot Holdings, Inc. (a)	4,500	16,153
Imasen Electric Industrial	7,200	62,490
Imperial Hotel, Ltd.	1,300	28,117
Inaba Denki Sangyo Co., Ltd. (a)	8,100	254,510
Inaba Seisakusho Co., Ltd.	2,100	24,406
Inabata & Co., Ltd.	17,700	175,122
Inageya Co., Ltd. (a)	12,200	153,058
Ines Corp.	13,900	142,478
Infocom Corp.	4,000	55,745
Information Services International-Dentsu, Ltd.	4,300	86,054
Innotech Corp.	10,300	40,261
Intage Holdings, Inc.	6,700	85,828
Internet Initiative Japan, Inc. (a)	9,800	201,311
Inui Global Logistics Co., Ltd. (a)	5,355	39,035
Iriso Electronics Co., Ltd. (a)	2,500	123,684
Ise Chemicals Corp.	8,000	35,231
Iseki & Co., Ltd. (a)	84,000	164,875
Ishihara Sangyo Kaisha, Ltd. (c)	122,000	83,195

Japan—(Continued)
Ishii Iron Works Co., Ltd.	9,000	12,210
Ishizuka Glass Co., Ltd.	5,000	9,034
IT Holdings Corp.	30,500	721,628
Itfor, Inc.	10,300	44,657
Ito En, Ltd. (a)	3,500	110,310
Itochu Enex Co., Ltd. (a)	19,400	155,267
Itochu-Shokuhin Co., Ltd.	2,400	90,058
Itoham Foods, Inc. (a) (b)	53,000	347,070
Itoki Corp. (a)	17,500	123,715
IwaiCosmo Holdings, Inc.	7,900	76,552
Iwaki & Co., Ltd.	14,000	23,379
Iwasaki Electric Co., Ltd.	25,000	40,317
Iwatani Corp. (a)	58,000	336,934
Iwatsuka Confectionery Co., Ltd.	500	21,787
Izutsuya Co., Ltd. (c)	47,000	22,901
J-Oil Mills, Inc. (a)	40,000	122,112
Jafco Co., Ltd.	3,500	107,187
Jalux, Inc.	2,400	46,235
Jamco Corp. (a)	3,400	84,722
Janome Sewing Machine Co., Ltd. (a) (c)	7,099	38,539
Japan Aviation Electronics Industry, Ltd.	7,000	81,664
Japan Communications, Inc. (a) (c)	16,300	27,439
Japan Digital Laboratory Co., Ltd.	8,200	117,080
Japan Display, Inc. (a)	26,600	51,817
Japan Drilling Co., Ltd. (a)	2,100	43,786
Japan Foundation Engineering Co., Ltd.	14,100	51,726
Japan Medical Dynamic Marketing, Inc. (a)	3,000	16,198
Japan Oil Transportation Co., Ltd.	1,000	2,059
Japan Pulp & Paper Co., Ltd. (a)	46,000	131,582
Japan Radio Co., Ltd.	20,000	52,993
Japan Steel Works, Ltd. (The) (a)	119,000	375,174
Japan Transcity Corp.	29,000	96,938
Japan Wool Textile Co., Ltd. (The)	23,000	154,924
Jastec Co., Ltd. (a)	5,100	41,488
JBCC Holdings, Inc.	7,000	42,154
JCU Corp. (a)	1,600	52,449
Jeol, Ltd.	26,000	131,634
Jimoto Holdings, Inc.	67,900	89,091
Jin Co., Ltd. (a)	4,200	164,121
JK Holdings Co., Ltd. (a)	5,600	23,695
JMS Co., Ltd.	15,000	39,249
Joban Kosan Co., Ltd. (a)	17,000	22,956
Joshin Denki Co., Ltd. (a)	23,000	176,694
JP-Holdings, Inc. (a)	17,900	64,997
JSP Corp.	5,100	101,359
Juki Corp. (a)	11,200	101,344
Juroku Bank, Ltd. (The)	131,000	390,916
Justsystems Corp.	9,700	78,686
JVC Kenwood Corp. (a)	53,300	137,411
K&O Energy Group, Inc.	6,700	82,715
K’s Holdings Corp.	4,800	159,022
kabu.com Securities Co., Ltd. (a)	52,100	166,141
Kadokawa Dwango (a) (c)	12,508	192,348
Kaga Electronics Co., Ltd.	7,200	91,319
Kakiyasu Honten Co., Ltd. (a)	3,800	63,795
Kameda Seika Co., Ltd.	4,400	174,822
Kamei Corp.	13,900	139,548

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kanaden Corp.	9,700	$76,294
Kanagawa Chuo Kotsu Co., Ltd. (a)	18,000	107,294
Kanamoto Co., Ltd.	8,800	207,010
Kandenko Co., Ltd. (a)	41,000	292,508
Kanematsu Corp.	149,000	216,539
Kanematsu Electronics, Ltd.	4,300	72,075
Kanemi Co., Ltd.	100	3,037
Kansai Urban Banking Corp.	11,000	108,349
Kanto Denka Kogyo Co., Ltd.	15,000	106,247
Kasai Kogyo Co., Ltd.	8,600	88,890
Katakura & Co-op Agri Corp. (a)	8,000	16,415
Katakura Industries Co., Ltd.	11,500	120,556
Kato Sangyo Co., Ltd.	7,100	175,497
Kato Works Co., Ltd. (a)	19,000	73,534
Kawada Technologies, Inc. (a)	1,500	47,765
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	45,617
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	20,321
Kawasaki Kisen Kaisha, Ltd. (a)	122,000	235,688
Kawasumi Laboratories, Inc.	4,900	39,001
Keihanshin Building Co., Ltd.	14,500	76,874
Keihin Co. Ltd/Minato-Ku Tokyo Japan	23,000	28,737
Keihin Corp.	17,200	256,761
Keiyo Bank, Ltd. (The) (a)	113,000	408,464
Keiyo Co., Ltd. (a)	17,200	77,735
Kenko Mayonnaise Co., Ltd.	3,600	77,632
KEY Coffee, Inc. (a)	7,500	124,153
KFC Holdings Japan, Ltd.	4,000	70,039
Kimoto Co., Ltd. (a)	14,900	22,635
Kimura Chemical Plants Co., Ltd.	3,300	10,928
King Jim Co., Ltd.	5,800	43,227
Kinki Sharyo Co., Ltd. (The)	12,000	34,894
Kintetsu Department Store Co., Ltd. (c)	19,000	50,970
Kintetsu World Express, Inc.	10,800	143,079
Kinugawa Rubber Industrial Co., Ltd.	17,000	115,382
Kissei Pharmaceutical Co., Ltd.	8,100	186,254
Kita-Nippon Bank, Ltd. (The) (a)	4,000	101,404
Kitagawa Iron Works Co., Ltd.	31,000	56,986
Kitamura Co., Ltd.	3,700	26,843
Kitano Construction Corp.	22,000	53,257
Kito Corp.	8,200	61,126
Kitz Corp. (a)	39,200	169,560
Kiyo Bank, Ltd. (The)	33,500	378,927
KLab, Inc. (a) (c)	10,600	59,931
KNT-CT Holdings Co., Ltd. (c)	33,000	52,950
Koa Corp.	13,800	102,104
Koatsu Gas Kogyo Co., Ltd.	13,000	73,915
Kobe Bussan Co., Ltd.	3,600	83,026
Kobe Electric Railway Co., Ltd. (c)	5,000	15,858
Kobelco Eco-Solutions Co., Ltd. (a)	6,000	23,879
Kohnan Shoji Co., Ltd.	13,000	193,399
Kohsoku Corp.	5,400	41,770
Koike Sanso Kogyo Co., Ltd.	7,000	17,085
Kojima Co., Ltd. (c)	12,000	25,737
Kokusai Co., Ltd. (a)	3,400	38,459
Kokuyo Co., Ltd.	33,800	394,678
KOMAIHALTEC, Inc.	24,000	51,266
Komatsu Seiren Co., Ltd. (a)	16,300	93,947

Japan—(Continued)
Komatsu Wall Industry Co., Ltd.	2,700	43,116
Komeri Co., Ltd.	12,300	251,256
Komori Corp.	20,000	232,159
Konaka Co., Ltd.	7,300	35,665
Kondotec, Inc.	9,400	69,540
Konishi Co., Ltd.	13,200	164,579
Konoike Transport Co., Ltd.	3,200	37,426
Kosaido Co., Ltd. (a) (c)	3,700	10,885
Koshidaka Holdings Co., Ltd.	2,500	47,683
Kotobuki Spirits Co., Ltd. (a)	7,800	174,680
Kourakuen Holdings Corp. (a)	2,900	39,843
Krosaki Harima Corp.	24,000	53,398
KRS Corp.	2,200	51,236
KU Holdings Co., Ltd.	8,000	53,192
Kumagai Gumi Co., Ltd.	91,000	230,732
Kura Corp.	3,300	159,197
Kurabo Industries, Ltd.	93,000	160,733
Kureha Corp. (a)	52,000	165,035
Kurimoto, Ltd.	35,000	47,749
Kuroda Electric Co., Ltd. (a)	13,800	206,518
Kusuri No. Aoki Co., Ltd. (a)	4,900	267,037
KYB Corp.	74,000	218,186
Kyodo Printing Co., Ltd. (a)	51,000	152,921
Kyoei Steel, Ltd. (a)	6,100	91,674
Kyokuto Boeki Kaisha, Ltd.	9,000	18,016
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	115,205
Kyokuto Securities Co., Ltd.	7,600	91,086
Kyokuyo Co., Ltd. (a)	35,000	80,151
KYORIN Holdings, Inc.	16,100	306,113
Kyoritsu Maintenance Co., Ltd. (a)	3,259	280,273
Kyoritsu Printing Co., Ltd.	6,800	17,315
Kyosan Electric Manufacturing Co., Ltd.	29,000	90,569
Kyowa Electronic Instruments Co., Ltd.	8,000	29,155
Kyowa Exeo Corp.	32,300	358,575
Kyowa Leather Cloth Co., Ltd.	3,300	26,109
Kyudenko Corp. (a)	13,000	309,024
Kyushu Financial Group, Inc.	124,300	715,119
LAC Co., Ltd. (a)	5,900	59,939
Land Business Co., Ltd.	7,100	17,389
Lasertec Corp.	6,100	85,747
LEC, Inc.	3,400	38,620
Leopalace21 Corp.	82,400	496,549
Life Corp.	9,800	245,284
Link And Motivation, Inc. (a)	8,900	11,205
Lintec Corp.	17,100	305,251
Livesense, Inc. (a) (c)	3,500	15,756
Look, Inc.	11,000	14,826
Macnica Fuji Electronics Holdings, Inc.	16,350	193,860
Maeda Corp. (a)	40,000	298,109
Maeda Kosen Co., Ltd.	5,700	57,911
Maeda Road Construction Co., Ltd.	21,000	345,398
Maezawa Kasei Industries Co., Ltd.	6,800	62,339
Maezawa Kyuso Industries Co., Ltd.	5,600	69,749
Makino Milling Machine Co., Ltd.	40,000	244,722
Mamiya-Op Co., Ltd.	19,000	26,912
Mandom Corp.	5,200	231,078
Mani, Inc. (a)	5,700	87,330

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mars Engineering Corp.	3,600	$62,271
Marubun Corp.	8,200	55,837
Marudai Food Co., Ltd.	51,000	197,667
Maruei Department Store Co., Ltd. (c)	8,000	6,454
Marufuji Sheet Piling Co., Ltd.	13,000	26,983
Maruha Nichiro Corp. (a)	16,700	311,113
Maruka Machinery Co., Ltd.	2,900	41,168
Marusan Securities Co., Ltd. (a)	15,400	144,618
Maruwa Co., Ltd.	3,700	90,197
Maruyama Manufacturing Co., Inc.	15,000	23,671
Maruzen CHI Holdings Co., Ltd. (c)	15,500	49,160
Maruzen Showa Unyu Co., Ltd.	28,000	98,163
Marvelous, Inc. (a)	9,500	85,212
Matsuda Sangyo Co., Ltd.	7,000	72,606
Matsui Construction Co., Ltd.	9,000	59,822
Matsuya Foods Co., Ltd.	2,500	61,590
Max Co., Ltd.	17,000	174,576
Maxvalu Nishinihon Co., Ltd.	2,400	32,070
Maxvalu Tokai Co., Ltd. (a)	5,000	76,020
MEC Co., Ltd. (a)	7,300	56,214
Medical System Network Co., Ltd.	5,300	21,598
Megachips Corp. (a)	7,600	85,222
Megmilk Snow Brand Co., Ltd.	15,400	386,408
Meidensha Corp.	58,000	263,603
Meiji Shipping Co., Ltd.	8,500	27,159
Meiko Electronics Co., Ltd. (a)	7,500	22,918
Meiko Network Japan Co., Ltd.	7,200	78,356
Meisei Industrial Co., Ltd.	17,000	70,967
Meitec Corp.	9,500	332,012
Meito Sangyo Co., Ltd.	4,500	51,985
Meiwa Corp.	10,900	35,160
Meiwa Estate Co., Ltd.	5,200	29,676
Melco Holdings, Inc.	4,500	91,624
Michinoku Bank, Ltd. (The) (a)	69,000	106,660
Micronics Japan Co., Ltd. (a)	8,600	85,477
Mie Bank, Ltd. (The)	43,000	76,385
Mikuni Corp.	3,000	9,832
Milbon Co., Ltd.	4,060	163,581
Mimasu Semiconductor Industry Co., Ltd.	8,200	75,183
Minato Bank, Ltd. (The)	63,000	84,341
Ministop Co., Ltd. (a)	5,400	98,078
Miraial Co., Ltd.	2,900	21,484
Mirait Holdings Corp.	24,400	193,723
Miroku Jyoho Service Co., Ltd.	7,000	65,078
Misawa Homes Co., Ltd. (a)	11,400	75,242
Mitani Corp. (a)	9,100	258,701
Mitani Sekisan Co., Ltd.	4,100	56,190
Mito Securities Co., Ltd.	24,000	66,305
Mitsuba Corp.	13,200	203,836
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	32,681
Mitsubishi Paper Mills, Ltd. (c)	144,000	102,330
Mitsubishi Pencil Co., Ltd.	6,200	265,405
Mitsubishi Research Institute, Inc.	2,700	85,499
Mitsubishi Shokuhin Co., Ltd.	4,800	122,019
Mitsubishi Steel Manufacturing Co., Ltd.	65,000	104,784
Mitsuboshi Belting, Ltd.	22,000	176,655
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	300,000	446,258

Japan—(Continued)
Mitsui High-Tec, Inc. (a)	11,600	71,286
Mitsui Home Co., Ltd. (a)	14,000	65,306
Mitsui Matsushima Co., Ltd.	66,000	68,586
Mitsui Mining & Smelting Co., Ltd. (a)	242,000	386,830
Mitsui Sugar Co., Ltd.	36,000	160,252
Mitsui-Soko Holdings Co., Ltd. (a)	47,000	125,229
Mitsumi Electric Co., Ltd. (a) (c)	33,000	152,877
Mitsumura Printing Co., Ltd.	5,000	9,727
Mitsuuroko Group Holdings Co., Ltd.	12,900	63,126
Miyaji Engineering Group, Inc. (a)	27,000	34,673
Miyazaki Bank, Ltd. (The)	73,000	177,308
Miyoshi Oil & Fat Co., Ltd. (a)	40,000	44,770
Mizuno Corp. (a)	37,000	170,277
Mochida Pharmaceutical Co., Ltd.	3,500	259,560
Modec, Inc. (a)	3,000	43,933
Monex Group, Inc. (a)	73,600	189,675
Money Partners Group Co., Ltd. (a)	7,100	50,403
Monogatari Corp. (The)	1,700	85,392
MORESCO Corp. (a)	2,500	29,525
Morinaga & Co., Ltd.	60,000	305,065
Morinaga Milk Industry Co., Ltd. (a)	70,000	374,894
Morita Holdings Corp.	12,500	145,842
Morozoff, Ltd.	13,000	48,733
Mory Industries, Inc.	14,000	37,807
Mr Max Corp.	10,500	26,325
MTI, Ltd. (a)	9,200	63,769
Murakami Corp.	3,000	39,364
Musashi Seimitsu Industry Co., Ltd.	7,900	156,339
Musashino Bank, Ltd. (The)	12,600	317,222
Mutoh Holdings Co., Ltd.	9,000	18,626
NAC Co., Ltd.	3,600	27,885
Nachi-Fujikoshi Corp. (a)	60,000	208,841
Nafco Co., Ltd.	1,400	20,481
Nagaileben Co., Ltd.	5,600	114,914
Nagano Bank, Ltd. (The)	43,000	71,428
Nagano Keiki Co., Ltd. (a)	4,200	24,008
Nagase & Co., Ltd.	2,600	28,497
Nagatanien Holdings Co., Ltd.	12,000	118,894
Nagawa Co., Ltd. (a)	2,800	65,953
Nakabayashi Co., Ltd.	24,000	63,833
Nakamuraya Co., Ltd.	19,000	77,549
Nakanishi, Inc.	4,100	130,205
Nakano Corp.	4,000	19,518
Nakayama Steel Works, Ltd. (c)	63,000	39,168
Nakayamafuku Co., Ltd.	2,000	13,508
Namura Shipbuilding Co., Ltd. (a)	18,956	141,427
Nanto Bank, Ltd. (The)	97,000	263,644
Narasaki Sangyo Co., Ltd.	4,000	8,546
Natori Co., Ltd.	2,600	37,583
NDS Co., Ltd.	27,000	74,254
NEC Capital Solutions, Ltd. (a)	3,800	53,318
NEC Networks & System Integration Corp.	9,100	141,152
NET One Systems Co., Ltd.	31,600	170,415
Neturen Co., Ltd. (a)	9,800	66,367
New Japan Chemical Co., Ltd. (a) (c)	9,900	12,100
New Japan Radio Co., Ltd. (c)	6,000	22,872
Next Co., Ltd. (a)	17,000	208,447

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nexyz Corp.	1,300	$11,238
Nice Holdings, Inc. (a)	40,000	50,363
Nichi-iko Pharmaceutical Co., Ltd.	13,200	304,311
Nichia Steel Works, Ltd.	13,000	28,025
Nichias Corp.	33,000	197,254
Nichiban Co., Ltd.	8,000	46,741
Nichicon Corp.	23,900	165,982
Nichiden Corp.	3,100	80,118
Nichiha Corp.	9,600	144,898
Nichii Gakkan Co. (a)	17,500	120,852
Nichimo Co., Ltd. (a)	16,000	24,958
Nichirei Corp.	78,000	633,848
Nichireki Co., Ltd.	9,000	64,786
Nifco, Inc. (a)	7,100	341,133
NIFTY Corp.	3,400	30,353
Nihon Chouzai Co., Ltd. (a)	1,960	69,910
Nihon Dempa Kogyo Co., Ltd. (a)	7,600	51,388
Nihon Eslead Corp.	2,700	24,980
Nihon House Holdings Co., Ltd. (a)	15,000	53,957
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,112
Nihon Kohden Corp.	600	14,880
Nihon M&A Center, Inc. (a)	8,700	504,925
Nihon Nohyaku Co., Ltd. (a)	14,000	70,990
Nihon Parkerizing Co., Ltd.	31,600	285,671
Nihon Plast Co., Ltd.	2,500	22,188
Nihon Tokushu Toryo Co., Ltd.	2,200	17,663
Nihon Trim Co., Ltd. (a)	1,300	60,171
Nihon Unisys, Ltd. (a)	16,900	223,739
Nihon Yamamura Glass Co., Ltd.	45,000	66,355
Nikkato Corp.	300	1,004
Nikkiso Co., Ltd.	21,500	157,527
Nikko Co., Ltd.	9,000	27,421
Nikkon Holdings Co., Ltd.	22,600	409,453
Nippon Air Conditioning Services Co., Ltd.	9,600	51,772
Nippon Beet Sugar Manufacturing Co., Ltd.	50,000	84,839
Nippon Carbide Industries Co., Inc. (a)	23,000	26,074
Nippon Carbon Co., Ltd. (a)	39,000	82,855
Nippon Ceramic Co., Ltd. (a)	5,200	90,251
Nippon Chemi-Con Corp. (a)	59,000	82,526
Nippon Chemical Industrial Co., Ltd.	30,000	55,247
Nippon Chemiphar Co., Ltd.	8,000	34,038
Nippon Coke & Engineering Co., Ltd.	71,000	50,964
Nippon Concrete Industries Co., Ltd.	14,000	32,946
Nippon Denko Co., Ltd. (a)	56,465	90,061
Nippon Densetsu Kogyo Co., Ltd.	14,100	283,239
Nippon Felt Co., Ltd.	8,600	34,110
Nippon Filcon Co., Ltd.	5,200	19,770
Nippon Fine Chemical Co., Ltd.	5,800	39,539
Nippon Flour Mills Co., Ltd.	45,000	369,714
Nippon Gas Co., Ltd. (a)	9,600	216,216
Nippon Hume Corp.	8,200	42,384
Nippon Kanzai Co., Ltd. (a)	4,800	75,785
Nippon Kasei Chemical Co., Ltd.	18,000	18,038
Nippon Kayaku Co., Ltd. (a)	13,000	131,160
Nippon Kinzoku Co., Ltd. (a) (c)	19,000	17,015
Nippon Kodoshi Corp.	1,600	12,077
Nippon Koei Co., Ltd.	31,000	97,555

Japan—(Continued)
Nippon Koshuha Steel Co., Ltd. (a)	31,000	20,879
Nippon Light Metal Holdings Co., Ltd. (a)	198,000	325,312
Nippon Paper Industries Co., Ltd. (a)	7,000	124,530
Nippon Parking Development Co., Ltd. (a)	65,100	72,032
Nippon Pillar Packing Co., Ltd.	9,600	83,477
Nippon Piston Ring Co., Ltd.	3,200	41,713
Nippon Rietec Co., Ltd.	7,000	52,589
Nippon Road Co., Ltd. (The)	27,000	125,157
Nippon Seiki Co., Ltd.	15,000	289,911
Nippon Seisen Co., Ltd. (a)	10,000	39,353
Nippon Sharyo, Ltd. (a) (c)	26,000	63,969
Nippon Sheet Glass Co., Ltd. (a) (c)	330,000	234,440
Nippon Signal Co., Ltd.	20,700	170,918
Nippon Soda Co., Ltd. (a)	50,000	251,761
Nippon Steel & Sumikin Bussan Corp. (a)	51,960	172,661
Nippon Suisan Kaisha, Ltd.	82,900	402,260
Nippon Synthetic Chemical Industry Co., Ltd. (The)	18,000	113,732
Nippon Systemware Co., Ltd.	1,300	10,733
Nippon Thompson Co., Ltd.	27,000	96,122
Nippon Valqua Industries, Ltd.	30,000	78,496
Nippon Yakin Kogyo Co., Ltd. (c)	54,000	62,603
Nipro Corp.	38,800	368,349
Nishi-Nippon Railroad Co., Ltd. (a)	47,000	306,119
Nishikawa Rubber Co., Ltd.	1,200	20,052
Nishimatsu Construction Co., Ltd. (a)	104,000	446,151
Nishimatsuya Chain Co., Ltd.	16,100	161,302
Nishio Rent All Co., Ltd.	4,400	103,907
Nissan Shatai Co., Ltd.	1,300	13,079
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	27,158
Nissei ASB Machine Co., Ltd. (a)	2,100	41,334
Nissei Build Kogyo Co., Ltd. (a)	18,000	61,470
Nissei Corp.	3,700	30,774
Nissei Plastic Industrial Co., Ltd. (a)	7,100	42,757
Nissha Printing Co., Ltd. (a)	8,700	127,320
Nisshin Fudosan Co.	15,200	50,624
Nisshin Oillio Group, Ltd. (The)	51,000	207,658
Nisshin Steel Co., Ltd. (a)	35,596	415,066
Nisshinbo Holdings, Inc. (a)	47,000	497,787
Nissin Corp.	30,000	81,892
Nissin Electric Co., Ltd.	18,000	195,942
Nissin Kogyo Co., Ltd. (a)	16,400	220,806
Nissui Pharmaceutical Co., Ltd. (a)	6,000	68,990
Nitta Corp.	6,800	170,795
Nitta Gelatin, Inc.	4,500	29,378
Nittan Valve Co., Ltd.	6,300	16,588
Nittetsu Mining Co., Ltd.	25,000	93,046
Nitto Boseki Co., Ltd.	49,000	157,672
Nitto FC Co., Ltd.	4,500	35,363
Nitto Fuji Flour Milling Co., Ltd. (a)	4,000	12,829
Nitto Kogyo Corp.	9,000	143,035
Nitto Kohki Co., Ltd.	4,700	92,872
Nitto Seiko Co., Ltd.	15,000	37,230
Nittoc Construction Co., Ltd.	13,550	48,643
Nittoku Engineering Co., Ltd.	5,200	45,441
NJS Co., Ltd.	3,300	35,476
Noevir Holdings Co., Ltd.	4,800	137,723
NOF Corp.	52,000	368,523

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nohmi Bosai, Ltd.	7,000	$105,739
Nojima Corp. (a)	4,200	45,678
Nomura Co., Ltd.	12,000	174,005
Noritake Co., Ltd.	56,000	126,121
Noritsu Koki Co., Ltd.	4,000	24,627
Noritz Corp. (a)	12,400	201,994
North Pacific Bank, Ltd.	122,400	309,815
NS Solutions Corp.	10,200	200,099
NS United Kaiun Kaisha, Ltd. (a)	41,000	55,203
NSD Co., Ltd.	10,670	157,462
NTN Corp.	14,000	44,625
Nuflare Technology, Inc. (a)	800	35,358
Obara Group, Inc. (a)	4,400	157,686
Obayashi Road Corp.	10,000	66,089
Odelic Co., Ltd.	1,000	31,092
Oenon Holdings, Inc.	21,000	38,586
Ogaki Kyoritsu Bank, Ltd. (The)	140,000	422,743
Ohara, Inc.	4,700	21,912
Ohashi Technica, Inc.	4,600	48,452
Ohsho Food Service Corp. (a)	3,600	110,377
Oiles Corp.	9,100	135,739
Oita Bank, Ltd. (The) (a)	75,000	233,550
Oizumi Corp.	2,900	12,490
Okabe Co., Ltd.	16,000	114,094
Okamoto Industries, Inc. (a)	22,000	185,597
Okamoto Machine Tool Works, Ltd. (a)	14,000	15,996
Okamura Corp.	26,300	250,721
Okaya Electric Industries Co., Ltd.	8,900	29,389
Oki Electric Industry Co., Ltd. (a)	227,000	319,774
Okinawa Cellular Telephone Co.	4,900	136,768
Okinawa Electric Power Co., Inc. (The)	8,550	230,122
OKK Corp.	41,000	39,595
OKUMA Corp. (a)	50,000	349,386
Okumura Corp.	63,000	332,264
Okura Industrial Co., Ltd.	26,000	67,313
Okuwa Co., Ltd.	10,000	89,269
Olympic Group Corp.	4,900	22,338
ONO Sokki Co., Ltd. (a)	4,200	27,346
Onoken Co., Ltd.	7,400	64,709
Onward Holdings Co., Ltd.	49,000	334,703
Open House Co., Ltd.	4,200	83,195
OPT Holding, Inc.	4,700	26,074
Optex Co., Ltd. (a)	4,700	149,640
Organo Corp.	18,000	66,423
Origin Electric Co., Ltd.	17,000	42,065
Osaka Organic Chemical Industry, Ltd.	5,900	31,724
Osaka Soda Co., Ltd.	30,000	109,371
Osaka Steel Co., Ltd. (a)	5,900	96,295
OSAKA Titanium Technologies Co., Ltd. (a)	5,600	75,904
Osaki Electric Co., Ltd. (a)	11,000	78,637
OSG Corp. (a)	22,700	423,572
Otsuka Kagu, Ltd. (a)	5,500	72,817
OUG Holdings, Inc.	7,000	14,365
Outsourcing, Inc.	3,100	106,593
Oyo Corp.	7,400	79,952
Pacific Industrial Co., Ltd. (a)	17,600	177,081
Pacific Metals Co., Ltd. (a) (c)	72,000	210,056

Japan—(Continued)
Pack Corp. (The)	5,600	134,279
Pal Co., Ltd.	3,800	94,966
Paltac Corp.	12,650	223,916
PanaHome Corp. (a)	32,000	239,724
Panasonic Industrial Devices SUNX Co., Ltd.	6,800	36,179
Paramount Bed Holdings Co., Ltd. (a)	6,000	219,288
Parco Co., Ltd.	8,100	68,443
Paris Miki Holdings, Inc. (a)	17,000	69,705
Pasco Corp.	6,000	23,393
Pasona Group, Inc.	7,700	56,478
Penta-Ocean Construction Co., Ltd.	90,500	377,592
PIA Corp.	300	5,443
Pilot Corp.	10,800	411,428
Piolax, Inc.	3,500	173,280
Pioneer Corp. (c)	117,700	311,441
Plenus Co., Ltd. (a)	7,800	140,449
Press Kogyo Co., Ltd.	37,000	124,543
Pressance Corp. (a)	2,600	99,348
Prestige International, Inc. (a)	6,700	75,414
Prima Meat Packers, Ltd.	48,000	121,328
Pronexus, Inc.	9,000	95,758
Proto Corp.	5,300	65,132
PS Mitsubishi Construction Co., Ltd.	8,800	31,371
Qol Co., Ltd.	3,400	51,058
Raito Kogyo Co., Ltd.	16,900	155,726
Rasa Industries, Ltd. (c)	26,000	25,337
Relo Holdings, Inc.	3,400	454,886
Renaissance, Inc.	5,100	56,355
Rengo Co., Ltd.	81,000	408,245
Renown, Inc. (c)	29,200	29,515
Resort Solution Co., Ltd.	4,000	10,995
Retail Partners Co., Ltd.	1,300	12,584
Rheon Automatic Machinery Co., Ltd. (a)	5,000	30,406
Rhythm Watch Co., Ltd. (a)	30,000	40,152
Riberesute Corp. (a)	4,300	30,828
Ricoh Leasing Co., Ltd. (a)	6,400	189,776
Right On Co., Ltd. (a)	5,900	97,357
Riken Corp.	35,000	114,389
Riken Keiki Co., Ltd.	6,000	54,450
Riken Technos Corp.	15,000	51,601
Riken Vitamin Co., Ltd.	2,700	96,179
Ringer Hut Co., Ltd. (a)	4,200	91,455
Rion Co., Ltd.	2,200	33,009
Riso Kagaku Corp.	9,458	145,441
Riso Kyoiku Co., Ltd. (a)	11,590	35,413
Rock Field Co., Ltd. (a)	3,900	118,644
Rohto Pharmaceutical Co., Ltd.	24,700	449,706
Rokko Butter Co., Ltd.	4,400	68,476
Roland DG Corp.	3,000	58,565
Round One Corp. (a)	28,300	159,557
Royal Holdings Co., Ltd. (a)	9,000	181,376
Ryobi, Ltd.	47,000	184,803
Ryoden Trading Co., Ltd.	16,000	93,799
Ryosan Co., Ltd.	14,000	349,654
Ryoyo Electro Corp. (a)	8,600	101,995
S Foods, Inc. (a)	4,100	88,644
S&B Foods, Inc.	600	24,788

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sac’s Bar Holdings, Inc. (a)	6,850	$94,849
Saibu Gas Co., Ltd. (a)	136,000	314,117
Saizeriya Co., Ltd.	10,300	211,591
Sakai Chemical Industry Co., Ltd.	42,000	115,009
Sakai Heavy Industries, Ltd.	14,000	22,757
Sakai Moving Service Co., Ltd. (a)	2,600	78,504
Sakai Ovex Co., Ltd.	16,000	24,817
Sakata INX Corp.	11,800	128,103
Sakata Seed Corp.	11,200	284,385
Sala Corp.	12,900	71,284
SAMTY Co., Ltd.	2,600	26,442
San Holdings, Inc.	2,500	30,803
San-A Co., Ltd.	5,800	273,678
San-Ai Oil Co., Ltd.	25,000	181,019
San-In Godo Bank, Ltd. (The)	59,000	364,670
Sanden Holdings Corp. (a)	42,000	120,098
Sanei Architecture Planning Co., Ltd. (a)	4,300	45,973
Sangetsu Co., Ltd.	21,200	383,645
Sanken Electric Co., Ltd. (a)	37,000	110,671
Sanki Engineering Co., Ltd.	23,700	189,149
Sanko Marketing Foods Co., Ltd. (a)	3,100	25,984
Sanko Metal Industrial Co., Ltd.	10,000	27,750
Sankyo Frontier Co., Ltd.	2,000	14,284
Sankyo Seiko Co., Ltd.	16,300	55,201
Sankyo Tateyama, Inc.	11,200	144,896
Sankyu, Inc. (a)	96,000	438,220
Sanoh Industrial Co., Ltd.	10,100	55,066
Sanshin Electronics Co., Ltd.	12,800	101,055
Sanwa Holdings Corp.	62,200	462,301
Sanyo Chemical Industries, Ltd.	21,000	147,491
Sanyo Denki Co., Ltd.	16,000	74,591
Sanyo Electric Railway Co., Ltd. (a)	20,000	88,656
Sanyo Housing Nagoya Co., Ltd. (a)	3,000	26,342
Sanyo Industries, Ltd.	13,000	17,463
Sanyo Shokai, Ltd. (a)	51,000	115,842
Sanyo Special Steel Co., Ltd.	47,000	214,118
Sapporo Holdings, Ltd.	105,000	521,948
Sata Construction Co., Ltd.	2,600	9,904
Sato Holdings Corp.	6,900	146,583
Sato Restaurant Systems Co., Ltd. (a)	4,800	33,562
Sato Shoji Corp.	6,500	37,181
Satori Electric Co., Ltd. (a)	7,100	45,966
Sawada Holdings Co., Ltd.	10,300	91,523
Saxa Holdings, Inc.	24,000	45,484
SBS Holdings, Inc. (a)	6,900	46,417
SCREEN Holdings Co., Ltd. (a)	57,000	450,479
Scroll Corp. (a)	13,100	51,071
SEC Carbon, Ltd.	7,000	17,469
Secom Joshinetsu Co., Ltd.	900	26,867
Seibu Electric Industry Co., Ltd.	12,000	43,580
Seika Corp.	28,000	56,318
Seikitokyu Kogyo Co., Ltd.	12,500	52,170
Seiko Holdings Corp.	44,000	173,937
Seino Holdings Co., Ltd.	1,300	14,004
Seiren Co., Ltd.	19,100	214,155
Sekisui Jushi Corp.	12,900	172,496
Sekisui Plastics Co., Ltd.	24,000	72,550

Japan—(Continued)
Senko Co., Ltd.	31,000	188,603
Senshu Electric Co., Ltd.	2,400	34,540
Senshu Ikeda Holdings, Inc. (a)	84,000	301,694
Senshukai Co., Ltd. (a)	13,800	88,120
Septeni Holdings Co., Ltd. (a)	5,500	135,216
Seria Co., Ltd. (a)	4,600	277,448
Shibaura Electronics Co., Ltd.	2,800	40,824
Shibaura Mechatronics Corp. (a)	18,000	36,198
Shibusawa Warehouse Co., Ltd. (The)	25,000	64,069
Shibuya Corp.	6,500	76,037
Shidax Corp. (a)	9,600	43,036
Shiga Bank, Ltd. (The) (a)	89,000	374,152
Shikibo, Ltd.	56,000	55,130
Shikoku Bank, Ltd. (The) (a)	95,000	183,114
Shikoku Chemicals Corp.	16,000	138,466
Shima Seiki Manufacturing, Ltd. (a)	11,900	197,798
Shimachu Co., Ltd.	20,500	489,249
Shimane Bank, Ltd. (The) (a)	2,500	26,074
Shimizu Bank, Ltd. (The)	4,900	102,483
Shimojima Co., Ltd.	6,300	62,407
Shin Nippon Air Technologies Co., Ltd.	7,300	64,448
Shin-Etsu Polymer Co., Ltd.	22,600	120,781
Shin-Keisei Electric Railway Co., Ltd.	23,000	88,803
Shinagawa Refractories Co., Ltd.	20,000	35,648
Shindengen Electric Manufacturing Co., Ltd. (a)	28,000	94,415
Shinkawa, Ltd. (c)	5,300	21,476
Shinko Electric Industries Co., Ltd. (a)	27,600	154,667
Shinko Plantech Co., Ltd.	16,100	122,294
Shinko Shoji Co., Ltd. (a)	7,700	74,073
Shinko Wire Co., Ltd.	12,000	15,549
Shinmaywa Industries, Ltd.	34,000	240,398
Shinnihon Corp.	11,800	55,643
Shinsho Corp.	14,000	25,320
Shinwa Co., Ltd.	3,900	52,743
Ship Healthcare Holdings, Inc.	14,200	356,994
Shiroki Corp.	31,000	89,277
Shizuki Electric Co., Inc.	8,000	38,496
Shizuoka Gas Co., Ltd. (a)	21,300	142,609
Shobunsha Publications, Inc.	6,700	36,478
Shochiku Co., Ltd. (a)	3,000	28,237
Shoei Foods Corp.	4,300	56,139
Shofu, Inc.	3,900	47,769
Shoko Co., Ltd. (c)	19,000	12,994
Showa Aircraft Industry Co., Ltd.	4,000	38,655
Showa Corp.	17,600	153,130
Showa Sangyo Co., Ltd.	33,000	136,602
Siix Corp.	5,200	159,090
Sinanen Holdings Co., Ltd.	18,000	70,259
Sinfonia Technology Co., Ltd.	42,000	56,959
Sinko Industries, Ltd.	6,400	92,949
Sintokogio, Ltd.	21,100	186,457
SKY Perfect JSAT Holdings, Inc.	29,800	173,035
SMK Corp.	23,000	117,731
SMS Co., Ltd. (a)	7,300	139,453
SNT Corp. (a)	7,800	46,483
Soda Nikka Co., Ltd.	7,000	28,694
Sodick Co., Ltd.	16,800	125,153

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Soft99 Corp. (a)	5,100	$34,272
Softbank Technology Corp.	1,600	21,252
Software Service, Inc.	1,200	45,593
Sogo Medical Co., Ltd.	2,400	81,263
Sotoh Co., Ltd.	4,300	37,629
Space Co., Ltd.	5,800	69,951
Sparx Group Co., Ltd. (a)	35,900	72,355
SPK Corp.	2,500	44,716
SRA Holdings	3,100	71,174
Srg Takamiya Co., Ltd.	5,200	20,361
ST Corp.	6,900	68,189
St. Marc Holdings Co., Ltd. (a)	5,100	140,432
Star Micronics Co., Ltd. (a)	12,600	141,211
Starts Corp., Inc.	5,800	128,747
Starzen Co., Ltd.	2,800	78,111
Stella Chemifa Corp.	5,600	119,237
Step Co., Ltd.	4,100	36,127
Studio Alice Co., Ltd.	2,900	63,326
Subaru Enterprise Co., Ltd.	1,000	3,452
Sugimoto & Co., Ltd.	3,800	41,687
Sumco Corp.	2,200	13,828
Sumida Corp.	6,300	41,096
Suminoe Textile Co., Ltd.	23,000	66,782
Sumitomo Bakelite Co., Ltd.	84,000	328,472
Sumitomo Densetsu Co., Ltd.	7,700	99,635
Sumitomo Mitsui Construction Co., Ltd.	260,300	232,954
Sumitomo Osaka Cement Co., Ltd.	150,000	588,889
Sumitomo Precision Products Co., Ltd.	12,000	36,165
Sumitomo Real Estate Sales Co., Ltd.	5,960	114,443
Sumitomo Riko Co., Ltd. (a)	16,700	145,155
Sumitomo Seika Chemicals Co., Ltd.	18,000	88,654
Sumitomo Warehouse Co., Ltd. (The)	53,000	269,045
Sun Frontier Fudousan Co., Ltd. (a)	7,600	76,453
Sun-Wa Technos Corp.	3,900	24,631
Suncall Corp.	11,000	49,230
SWCC Showa Holdings Co., Ltd. (a) (c)	116,000	64,745
Systena Corp.	6,700	113,735
T Hasegawa Co., Ltd. (a)	9,100	137,522
T RAD Co., Ltd.	36,000	57,751
T&K Toka Co., Ltd. (a)	10,000	84,389
T-Gaia Corp.	8,400	97,191
Tabuchi Electric Co., Ltd.	8,900	41,642
Tachi-S Co., Ltd. (a)	10,300	149,694
Tachibana Eletech Co., Ltd. (a)	5,640	58,877
Tadano, Ltd.	38,000	351,575
Taihei Dengyo Kaisha, Ltd.	12,000	99,804
Taiheiyo Kouhatsu, Inc.	21,000	14,336
Taiho Kogyo Co., Ltd.	7,800	80,562
Taikisha, Ltd.	9,800	235,246
Taiko Bank, Ltd. (The)	41,000	76,353
Taiko Pharmaceutical Co., Ltd. (a)	2,300	29,476
Taisei Lamick Co., Ltd. (a)	2,200	57,315
Taiyo Holdings Co., Ltd.	5,300	179,323
Taiyo Yuden Co., Ltd. (a)	26,600	258,558
Takachiho Koheki Co., Ltd.	400	3,227
Takagi Securities Co., Ltd.	18,000	22,294
Takamatsu Construction Group Co., Ltd.	5,400	116,112

Japan—(Continued)
Takano Co., Ltd.	6,000	32,666
Takaoka Toko Co., Ltd.	5,365	74,354
Takara Holdings, Inc.	34,300	282,403
Takara Leben Co., Ltd.	28,600	168,592
Takara Printing Co., Ltd.	3,100	36,490
Takara Standard Co., Ltd.	39,000	354,384
Takasago International Corp.	6,400	142,555
Takasago Thermal Engineering Co., Ltd. (a)	20,900	262,135
Takashima & Co., Ltd.	25,000	39,503
Takata Corp. (a)	14,300	55,474
Take And Give Needs Co., Ltd.	4,010	16,324
Takeei Corp. (a)	8,200	69,901
Takeuchi Manufacturing Co., Ltd.	10,000	143,676
Takihyo Co., Ltd.	13,000	53,068
Takiron Co., Ltd. (a)	21,000	103,994
Takisawa Machine Tool Co., Ltd.	22,000	24,562
Takuma Co., Ltd.	25,000	223,126
Tama Home Co., Ltd. (a)	8,500	33,464
Tamron Co., Ltd.	6,000	98,327
Tamura Corp.	26,000	68,864
Tanseisha Co., Ltd.	11,750	88,825
TASAKI & Co., Ltd. (a)	800	12,549
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	53,672
Tayca Corp.	12,000	56,384
TBK Co., Ltd. (a)	8,000	28,433
Teac Corp. (c)	40,000	14,887
TECHNO ASSOCIE Co., Ltd.	300	2,538
Techno Medica Co., Ltd.	2,400	45,637
Techno Ryowa, Ltd.	4,800	28,673
Teikoku Electric Manufacturing Co., Ltd.	6,800	46,419
Teikoku Sen-I Co., Ltd. (a)	6,900	94,191
Teikoku Tsushin Kogyo Co., Ltd.	24,000	35,098
Tenma Corp.	6,200	101,475
Teraoka Seisakusho Co., Ltd.	200	609
Tigers Polymer Corp.	2,200	11,764
TKC Corp.	7,600	205,880
Toa Corp. (a)	9,600	91,072
Toa Corp. (a)	82,000	193,685
Toa Oil Co., Ltd.	32,000	35,193
TOA ROAD Corp.	18,000	59,804
Toabo Corp.	3,400	15,434
Toagosei Co., Ltd.	37,000	307,877
Tobishima Corp. (a)	55,600	91,826
Tobu Store Co., Ltd.	11,000	28,420
TOC Co., Ltd.	18,000	151,701
Tocalo Co., Ltd.	4,800	86,089
Tochigi Bank, Ltd. (The)	45,000	170,665
Toda Corp.	81,000	390,284
Toda Kogyo Corp. (a)	11,000	30,990
Toei Animation Co., Ltd. (a)	1,800	80,403
Toei Co., Ltd.	28,000	249,157
Toenec Corp.	16,000	98,618
Toho Bank, Ltd. (The)	83,000	265,602
Toho Co., Ltd.	4,000	87,144
Toho Holdings Co., Ltd. (a)	20,600	440,578
Toho Zinc Co., Ltd. (a)	50,000	126,538
Tohoku Bank, Ltd. (The)	56,000	68,568

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tohokushinsha Film Corp.	4,800	$26,650
Tohto Suisan Co., Ltd.	14,000	21,738
Tokai Carbon Co., Ltd.	68,000	161,229
Tokai Corp.	3,900	113,848
TOKAI Holdings Corp.	23,700	123,372
Tokai Lease Co., Ltd.	16,000	29,253
Tokai Rika Co., Ltd.	8,800	165,510
Tokai Tokyo Financial Holdings, Inc. (a)	10,500	57,361
Token Corp.	2,960	241,354
Toko, Inc.	11,000	35,460
Tokushu Tokai Paper Co., Ltd. (a)	39,000	126,093
Tokuyama Corp. (a) (c)	106,000	163,402
Tokyo Dome Corp.	62,000	280,846
Tokyo Electron Device, Ltd. (a)	2,400	32,173
Tokyo Energy & Systems, Inc.	10,000	80,824
Tokyo Individualized Educational Institute, Inc.	5,000	30,067
Tokyo Keiki, Inc.	21,000	30,329
Tokyo Ohka Kogyo Co., Ltd.	13,100	327,586
Tokyo Rakutenchi Co., Ltd.	17,000	71,895
Tokyo Rope Manufacturing Co., Ltd. (a)	46,000	66,403
Tokyo Sangyo Co., Ltd.	12,000	44,127
Tokyo Seimitsu Co., Ltd.	13,800	270,467
Tokyo Steel Manufacturing Co., Ltd. (a)	36,800	218,611
Tokyo Tekko Co., Ltd.	17,000	57,126
Tokyo Theatres Co., Inc.	42,000	45,096
Tokyo TY Financial Group, Inc.	9,724	225,279
Tokyotokeiba Co., Ltd. (a)	31,000	62,102
Tokyu Recreation Co., Ltd.	6,000	42,539
Toli Corp.	20,000	50,892
Tomato Bank, Ltd.	55,000	71,329
Tomen Devices Corp. (a)	1,500	23,441
Tomoe Corp.	12,500	39,578
Tomoe Engineering Co., Ltd.	2,100	27,740
Tomoegawa Co., Ltd.	12,000	20,762
Tomoku Co., Ltd.	31,000	76,155
TOMONY Holdings, Inc.	69,000	204,020
Tomy Co., Ltd. (a)	24,400	177,832
Tonami Holdings Co., Ltd.	22,000	57,339
Toppan Forms Co., Ltd.	19,800	219,964
Topre Corp.	14,800	275,607
Topy Industries, Ltd.	91,000	178,957
Toridoll.corp	6,900	139,230
Torigoe Co., Ltd. (The) (a)	9,200	53,937
Torii Pharmaceutical Co., Ltd.	3,600	82,632
Torishima Pump Manufacturing Co., Ltd. (a)	9,700	86,328
Tosei Corp. (a)	13,200	95,270
Toshiba Machine Co., Ltd.	42,000	128,735
Toshiba Plant Systems & Services Corp. (a)	14,100	172,529
Toshiba TEC Corp. (a) (c)	13,000	50,951
Tosho Co., Ltd.	2,400	95,161
Tosho Printing Co., Ltd.	14,000	68,040
Totetsu Kogyo Co., Ltd. (a)	8,400	257,799
Tottori Bank, Ltd. (The)	37,000	55,543
Toukei Computer Co., Ltd.	1,400	24,664
Tow Co., Ltd.	3,600	22,361
Towa Bank, Ltd. (The)	115,000	88,865
Towa Corp.	8,000	50,797

Japan—(Continued)
Towa Pharmaceutical Co., Ltd. (a)	2,800	114,435
Toyo Construction Co., Ltd.	25,499	110,975
Toyo Corp. (a)	9,600	98,314
Toyo Denki Seizo KK	16,000	56,019
Toyo Engineering Corp. (a)	38,000	98,627
Toyo Ink SC Holdings Co., Ltd.	76,000	303,879
Toyo Kanetsu KK	48,000	104,869
Toyo Kohan Co., Ltd.	16,000	47,892
Toyo Machinery & Metal Co., Ltd.	7,800	23,416
Toyo Securities Co., Ltd.	23,000	57,241
Toyo Sugar Refining Co., Ltd.	9,000	8,155
Toyo Tanso Co., Ltd.	5,300	65,709
Toyo Wharf & Warehouse Co., Ltd.	25,000	33,012
Toyobo Co., Ltd. (a)	332,000	498,304
TPR Co., Ltd.	7,300	191,489
Trancom Co., Ltd.	2,300	134,628
Transcosmos, Inc. (a)	7,700	199,590
Trusco Nakayama Corp.	7,200	285,340
Trust Tech, Inc.	3,000	39,890
TS Tech Co., Ltd.	2,600	60,813
TSI Holdings Co., Ltd.	28,205	187,592
Tsubakimoto Chain Co.	47,000	290,192
Tsubakimoto Kogyo Co., Ltd.	8,000	21,210
Tsudakoma Corp. (c)	16,000	15,163
Tsugami Corp. (a)	25,000	90,591
Tsukada Global Holdings, Inc. (a)	7,200	46,433
Tsukamoto Corp. Co., Ltd.	21,000	20,480
Tsukishima Kikai Co., Ltd. (a)	8,600	73,706
Tsukuba Bank, Ltd.	34,500	92,018
Tsukui Corp.	9,400	122,892
Tsumura & Co. (a)	6,600	158,394
Tsurumi Manufacturing Co., Ltd.	6,100	86,984
Tsutsumi Jewelry Co., Ltd.	3,800	80,431
TTK Co., Ltd. (a)	4,000	16,585
TV Tokyo Holdings Corp.	3,700	67,371
TYK Corp.	6,000	9,327
Tyo, Inc.	9,600	15,152
U-Shin, Ltd. (a)	10,600	67,963
UACJ Corp. (a)	110,850	223,899
Ube Industries, Ltd.	229,000	403,719
Uchida Yoko Co., Ltd.	21,000	82,448
Ueki Corp.	11,000	22,520
UKC Holdings Corp. (a)	5,000	98,930
Ulvac, Inc.	15,000	489,622
Uniden Holdings Corp. (a)	25,000	28,120
Union Tool Co. (a)	3,400	89,326
Unipres Corp.	13,900	242,055
United Arrows, Ltd.	6,000	248,044
United Super Markets Holdings, Inc. (a)	22,300	211,690
Unitika, Ltd. (c)	156,000	74,792
Universal Entertainment Corp. (a)	8,600	142,473
Unizo Holdings Co., Ltd. (a)	3,800	163,085
UNY Group Holdings Co., Ltd. (a)	81,900	576,895
Usen Corp. (c)	41,400	119,874
Ushio, Inc.	39,000	516,960
UT Group Co., Ltd. (c)	9,800	45,693
Utoc Corp.	5,100	15,084

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Valor Holdings Co., Ltd.	12,300	$309,577
Village Vanguard Co., Ltd. (a)	2,300	32,185
Vital KSK Holdings, Inc.	14,200	111,999
Vitec Holdings Co., Ltd.	3,700	30,457
VT Holdings Co., Ltd.	24,300	145,574
Wacoal Holdings Corp. (a)	29,000	345,343
Wacom Co., Ltd. (a)	46,700	197,467
Wakachiku Construction Co., Ltd.	46,000	51,745
Wakamoto Pharmaceutical Co., Ltd.	9,000	20,684
Wakita & Co., Ltd.	15,300	127,721
Warabeya Nichiyo Co., Ltd.	5,000	109,920
WATAMI Co., Ltd. (a)	7,600	67,518
Weathernews, Inc.	2,200	73,713
Wellnet Corp. (a)	2,300	81,774
West Holdings Corp. (a)	7,200	44,376
Wood One Co., Ltd.	19,000	42,005
Wowow, Inc.	2,200	46,531
Xebio Holdings Co., Ltd. (a)	8,700	138,777
Y. A. C. Co., Ltd.	4,900	37,598
Yachiyo Industry Co., Ltd.	3,900	31,729
Yahagi Construction Co., Ltd. (a)	10,900	76,301
Yaizu Suisankagaku Industry Co., Ltd. (a)	4,400	39,733
YAMABIKO Corp.	12,800	88,738
Yamagata Bank, Ltd. (The) (a)	52,000	196,959
Yamaichi Electronics Co., Ltd. (a)	8,200	42,665
Yamanashi Chuo Bank, Ltd. (The)	71,000	259,806
Yamatane Corp.	34,000	46,707
Yamato Corp.	9,000	36,687
Yamato International, Inc.	6,700	22,976
Yamato Kogyo Co., Ltd.	1,800	39,056
Yamaya Corp.	1,150	20,167
Yamazawa Co., Ltd.	1,000	14,970
Yamazen Corp.	19,500	148,054
Yaoko Co., Ltd.	5,200	229,360
Yashima Denki Co., Ltd. (a)	7,500	36,656
Yasuda Logistics Corp.	7,400	48,100
Yellow Hat, Ltd.	5,800	116,402
Yodogawa Steel Works, Ltd.	7,600	161,255
Yokogawa Bridge Holdings Corp. (a)	12,800	137,558
Yokohama Reito Co., Ltd. (a)	18,600	175,962
Yokowo Co., Ltd.	7,900	36,274
Yomeishu Seizo Co., Ltd.	3,000	52,685
Yomiuri Land Co., Ltd.	13,000	66,549
Yondenko Corp.	8,000	27,262
Yondoshi Holdings, Inc.	6,000	147,883
Yonekyu Corp. (b)	800	19,256
Yorozu Corp.	7,900	165,576
Yoshinoya Holdings Co., Ltd. (a)	17,300	211,412
Yuasa Funashoku Co., Ltd.	13,000	36,334
Yuasa Trading Co., Ltd.	6,700	157,005
Yuken Kogyo Co., Ltd.	17,000	28,171
Yuki Gosei Kogyo Co., Ltd.	6,000	13,142
Yumeshin Holdings Co., Ltd. (a)	10,100	55,611
Yurtec Corp.	17,000	141,913
Yusen Logistics Co., Ltd.	7,100	82,382
Yushiro Chemical Industry Co., Ltd.	3,700	43,174
Yutaka Giken Co., Ltd.	600	11,441

Japan—(Continued)
Zappallas, Inc.	4,900	17,259
Zenrin Co., Ltd. (a)	9,100	182,729
Zensho Holdings Co., Ltd. (a)	32,700	390,943
ZERIA Pharmaceutical Co., Ltd. (a)	9,200	119,112
Zojirushi Corp. (a)	9,800	155,946
Zuiko Corp.	1,000	33,933
Zuken, Inc. (a)	7,200	75,717

		154,799,648

Luxembourg—0.0%
B&M European Value Retail S.A.	2,609	9,940
d’Amico International Shipping S.A. (c)	60,320	29,722
L’Occitane International S.A.	53,500	95,308

		134,970

Macau—0.0%
Macau Legend Development, Ltd. (c)	359,000	49,978

Malta—0.1%
Unibet Group plc (a)	85,856	972,423

Netherlands—2.4%
Aalberts Industries NV	38,866	1,344,421
Accell Group	11,097	236,008
AMG Advanced Metallurgical Group NV (a)	12,258	128,526
Amsterdam Commodities NV	7,175	193,281
APERAM S.A.	33,328	1,268,450
Arcadis NV	33,193	617,210
ASM International NV	19,662	879,784
BE Semiconductor Industries NV	23,461	640,311
Beter Bed Holding NV	5,949	148,922
BinckBank NV	28,201	209,338
Boskalis Westminster	6,347	248,708
Brack Capital Properties NV (c)	442	30,747
Brunel International NV (a)	10,850	227,849
Corbion NV	21,805	516,545
Delta Lloyd NV (a)	87,542	406,385
Euronext NV	1,079	44,695
Fugro NV (c)	4,189	80,202
Gemalto NV	4,446	327,683
Heijmans NV (c)	14,562	136,285
Hunter Douglas NV	2,423	104,729
IMCD Group NV	712	26,608
KAS Bank NV	6,580	75,593
Kendrion NV	3,947	97,155
Koninklijke BAM Groep NV (c)	118,667	560,322
Koninklijke Vopak NV	6,562	326,639
Nederland Apparatenfabriek	2,241	82,839
Ordina NV (c)	44,115	53,169
PostNL NV (c)	162,817	662,819
QIAGEN NV (c)	49,148	1,089,578
SBM Offshore NV (a) (c)	72,035	914,418
Sligro Food Group NV	11,098	434,124
SNS REAAL NV (a) (b) (c) (d)	105,329	0
STMicroelectronics NV	5,965	33,002
Telegraaf Media Groep NV (c)	13,542	59,469

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
TKH Group NV	13,932	$596,358
TNT Express NV	150,990	1,354,838
TomTom NV (c)	51,405	501,302
USG People NV	43,376	857,695
Van Lanschot NV	45	950
Wessanen	41,745	451,651

		15,968,608

New Zealand—1.5%
a2 Milk Co., Ltd. (a) (c)	134,580	176,651
Abano Healthcare Group, Ltd.	880	4,370
Air New Zealand, Ltd.	205,023	405,644
Briscoe Group, Ltd.	13,123	27,207
Chorus, Ltd. (a)	123,561	342,389
Contact Energy, Ltd.	94,206	325,863
Diligent Corp. (c)	19,249	93,482
Ebos Group, Ltd.	46,233	549,618
Fisher & Paykel Healthcare Corp., Ltd.	222,816	1,506,913
Freightways, Ltd.	74,043	325,045
Genesis Energy, Ltd.	6,811	9,644
Hallenstein Glasson Holdings, Ltd.	19,012	40,081
Heartland Bank, Ltd. (a)	72,313	60,465
Hellaby Holdings, Ltd.	13,986	25,587
Infratil, Ltd.	290,106	657,812
Kathmandu Holdings, Ltd.	23,984	27,354
Mainfreight, Ltd.	37,244	408,260
Methven, Ltd.	19,898	16,505
Metlifecare, Ltd. (a)	34,148	123,950
Michael Hill International, Ltd.	82,929	55,599
Mighty River Power, Ltd.	44,344	89,559
New Zealand Oil & Gas, Ltd. (c)	131,264	42,932
New Zealand Refining Co., Ltd. (The) (a)	27,432	58,755
Nuplex Industries, Ltd.	105,582	378,810
NZX, Ltd.	114,554	80,736
Opus International Consultants, Ltd.	4,000	3,404
Pacific Edge, Ltd. (c)	17,353	8,042
PGG Wrightson, Ltd.	58,545	16,192
Pike River Coal, Ltd. (b) (c) (d)	82,575	0
Port of Tauranga, Ltd. (a)	30,898	391,873
Restaurant Brands New Zealand, Ltd.	51,556	173,264
Rubicon, Ltd. (c)	9,922	1,783
Ryman Healthcare, Ltd.	145,149	837,634
Sanford, Ltd.	314	1,346
Skellerup Holdings, Ltd.	29,759	26,333
SKY Network Television, Ltd. (a)	114,579	393,340
SKYCITY Entertainment Group, Ltd.	298,626	1,031,877
Summerset Group Holdings, Ltd.	25,600	78,303
TOWER, Ltd. (a)	59,836	73,660
Trade Me Group, Ltd.	132,253	403,036
TrustPower, Ltd.	13,980	74,015
Vector, Ltd.	151,308	343,191
Warehouse Group, Ltd. (The)	54,373	109,026
Xero, Ltd. (a) (c)	20,773	221,432
Z Energy, Ltd.	3,706	17,287

		10,038,269

Norway—0.7%
ABG Sundal Collier Holding ASA	112,462	85,312
AF Gruppen ASA	945	15,049
Akastor ASA (a) (c)	13,919	14,681
Aker ASA - A Shares	871	16,237
American Shipping Co. ASA (c)	12,027	40,255
Atea ASA (c)	22,644	216,024
Austevoll Seafood ASA	29,238	239,546
Biotec Pharmacon ASA (c)	10,494	15,179
Bonheur ASA	4,316	29,159
BW LPG, Ltd. (a)	2,089	12,691
BW Offshore, Ltd. (a)	108,665	16,956
Deep Sea Supply plc (c)	40,102	4,700
Det Norske Oljeselskap ASA (a) (c)	34,725	259,333
DNO ASA (a) (c)	53,986	41,283
DOF ASA (c)	21,760	10,298
Ekornes ASA	11,636	129,018
Farstad Shipping ASA	6,040	9,659
Fred Olsen Energy ASA (c)	4,442	14,937
Frontline, Ltd.	7,321	61,358
Ganger Rolf ASA	7,335	39,395
Grieg Seafood ASA	11,731	60,817
Hexagon Composites ASA (a)	24,991	70,480
Hoegh LNG Holdings, Ltd. (a)	13,626	145,392
Kongsberg Automotive ASA (c)	185,093	160,187
Kvaerner ASA (a)	92,750	78,628
Nordic Semiconductor ASA (a) (c)	49,630	276,200
Norske Skogindustrier ASA (c)	101,549	24,420
Norwegian Air Shuttle ASA (a) (c)	8,166	306,473
Ocean Yield ASA (a)	1,025	6,882
Odfjell SE - A Shares (c)	1,949	5,418
Opera Software ASA (a)	21,316	169,397
Petroleum Geo-Services ASA (a)	55,241	153,659
PhotoCure ASA (c)	5,477	22,454
ProSafe SE (a)	76,897	45,118
Q-Free ASA (c)	24,256	29,747
REC Silicon ASA (a) (c)	643,607	108,202
Salmar ASA	8,438	206,242
Sevan Marine ASA (c)	16,466	38,590
Solstad Offshore ASA	5,178	10,221
Songa Offshore (c)	121,279	4,805
SpareBank 1 SMN	40,946	260,846
SpareBank 1 SR Bank ASA	4,926	24,068
Stolt-Nielsen, Ltd.	5,818	65,372
Tomra Systems ASA (a)	47,970	498,845
Veidekke ASA	57,200	774,563
Wilh Wilhelmsen ASA (a)	21,003	104,523
Wilh Wilhelmsen Holding ASA - Class A	4,777	89,924

		5,012,543

Philippines—0.0%
Del Monte Pacific, Ltd. (c)	77,636	18,666

Portugal—0.4%
Altri SGPS S.A.	49,174	213,405
Banco BPI S.A. (c)	181,563	258,024
Banco Comercial Portugues S.A. - Class R (a) (c)	10,046,492	405,592

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
Banco Espirito Santo S.A. (b) (c) (d)	89,078	$0
CTT-Correios de Portugal S.A.	5,621	52,736
Mota-Engil SGPS S.A. (a)	40,942	86,295
NOS SGPS S.A.	73,113	485,990
Novabase SGPS S.A.	7,827	18,608
Portucel S.A.	158,715	575,474
REN - Redes Energeticas Nacionais SGPS S.A. (a)	94,602	309,617
Semapa-Sociedade de Investimento e Gestao	873	11,484
Sonae SGPS S.A.	280,308	336,938
Teixeira Duarte S.A.	59,382	18,817

		2,772,980

Singapore—1.3%
Abterra, Ltd. (c)	51,720	12,855
ASL Marine Holdings, Ltd.	105,000	22,981
Ausgroup, Ltd. (a) (c)	143,000	13,131
Baker Technology, Ltd.	166,000	21,429
Banyan Tree Holdings, Ltd. (a)	155,000	61,813
Biosensors International Group, Ltd. (c)	473,000	289,508
Bonvests Holdings, Ltd.	18,000	15,978
Boustead Projects, Ltd. (c)	24,607	11,865
Boustead Singapore, Ltd.	82,025	53,236
Breadtalk Group, Ltd.	37,000	28,273
Broadway Industrial Group, Ltd. (c)	156,399	16,013
Bukit Sembawang Estates, Ltd.	72,000	230,149
Bund Center Investment, Ltd. (c)	552,000	74,125
Centurion Corp., Ltd.	38,000	10,430
China Aviation Oil Singapore Corp., Ltd.	153,600	89,436
China Merchants Holdings Pacific, Ltd.	117,600	71,539
Chip Eng Seng Corp., Ltd.	157,000	82,679
Chuan Hup Holdings, Ltd.	125,000	25,961
Cordlife Group, Ltd. (a)	39,000	38,267
Cosco Corp. Singapore, Ltd. (a)	477,000	127,311
Creative Technology, Ltd. (c)	22,600	18,439
CSE Global, Ltd.	197,000	67,225
CW Group Holdings, Ltd.	106,000	30,117
CWT, Ltd. (a)	81,000	117,866
Delong Holdings, Ltd. (c) (d)	18,200	4,659
DMX Technologies Group, Ltd. (b) (c) (d)	186,000	11,281
Dyna-Mac Holdings, Ltd.	98,000	10,466
Elec & Eltek International Co., Ltd.	23,000	21,735
Eu Yan Sang International, Ltd.	90,000	37,367
Ezion Holdings, Ltd. (a)	397,100	168,447
Ezra Holdings, Ltd. (a) (c)	1,000,703	81,754
Far East Orchard, Ltd.	74,044	82,409
First Resources, Ltd. (a)	86,700	129,913
First Sponsor Group, Ltd.	8,628	7,810
FJ Benjamin Holdings, Ltd. (c)	106,000	5,741
Food Empire Holdings, Ltd. (c)	54,000	9,219
Fragrance Group, Ltd. (a)	752,800	98,857
Gallant Venture, Ltd. (a) (c)	126,000	19,161
Geo Energy Resources, Ltd. (a) (c)	155,000	13,338
GK Goh Holdings, Ltd.	12,000	7,300
GL, Ltd.	188,000	122,039
Global Premium Hotels, Ltd. (a)	73,200	16,832

Singapore—(Continued)
GMG Global, Ltd. (c)	202,200	89,991
Golden Agri-Resources, Ltd.	193,600	58,863
Golden Energy & Resources, Ltd. (b) (c) (d)	8,539	1,901
GuocoLand, Ltd.	28,000	37,391
Hanwell Holdings, Ltd. (c)	19,000	3,382
Haw Par Corp., Ltd.	3,700	23,026
Hi-P International, Ltd.	99,500	29,883
Hiap Hoe, Ltd.	58,000	29,692
HLH Group, Ltd. (c)	1,066,000	4,745
Ho Bee Land, Ltd.	87,000	141,345
Hong Fok Corp., Ltd.	133,400	77,202
Hong Leong Asia, Ltd.	41,000	22,652
Hotel Grand Central, Ltd.	1,000	916
Hour Glass, Ltd. (The)	129,000	70,818
HTL International Holdings, Ltd. (a) (c)	69,000	36,590
Hwa Hong Corp., Ltd.	138,000	30,719
Hyflux, Ltd. (a)	179,500	79,867
Indofood Agri Resources, Ltd.	152,000	68,081
Innovalues, Ltd.	64,000	42,727
Interplex Holdings, Ltd.	21,000	12,775
k1 Ventures, Ltd.	80,800	47,653
Keppel Infrastructure Trust (a)	549,659	201,970
Keppel Telecommunications & Transportation, Ltd.	44,000	46,028
Koh Brothers Group, Ltd.	97,000	20,055
Lian Beng Group, Ltd. (a)	157,000	55,044
Low Keng Huat Singapore, Ltd.	122,600	56,395
Lum Chang Holdings, Ltd.	115,000	29,005
M1, Ltd. (a)	64,400	124,202
Marco Polo Marine, Ltd. (c)	51,000	7,000
Mermaid Maritime PCL	136,000	10,389
Metro Holdings, Ltd.	141,600	99,765
Mewah International, Inc.	110,000	24,748
Midas Holdings, Ltd.	452,000	93,493
Nam Cheong, Ltd. (a)	321,000	25,727
Neptune Orient Lines, Ltd. (a) (c)	216,300	203,802
NSL, Ltd.	15,000	16,690
OKH Global, Ltd. (c)	15,700	1,432
Olam International, Ltd.	45,700	58,299
OSIM International, Ltd. (a)	85,000	86,155
Otto Marine, Ltd. (a) (c)	26,099	3,789
Overseas Union Enterprise, Ltd. (a)	174,000	217,509
Oxley Holdings, Ltd. (a)	155,000	50,006
Pan-United Corp., Ltd.	43,000	19,773
Penguin International, Ltd.	193,000	18,262
Petra Foods, Ltd.	66,000	137,133
QAF, Ltd.	86,667	66,225
Raffles Education Corp., Ltd.	384,774	62,791
Raffles Medical Group, Ltd.	48,497	162,243
Rickmers Maritime	110,000	6,451
Riverstone Holdings, Ltd.	40,000	28,484
Rotary Engineering, Ltd.	85,000	22,693
Roxy-Pacific Holdings, Ltd.	85,750	30,856
SATS, Ltd.	100,500	294,409
SBS Transit, Ltd.	40,500	64,285
Sembcorp Industries, Ltd.	15,300	34,375
Sembcorp Marine, Ltd. (a)	39,300	48,064

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Sheng Siong Group, Ltd.	133,900	$83,441
SHS Holdings, Ltd.	47,000	9,936
SIIC Environment Holdings, Ltd. (a) (c)	51,400	26,121
Sim Lian Group, Ltd.	121,500	70,764
Sinarmas Land, Ltd.	694,000	252,232
Sing Holdings, Ltd.	82,000	20,378
Singapore Post, Ltd.	239,600	290,676
Singapore Reinsurance Corp., Ltd.	1,000	237
Sino Grandness Food Industry Group, Ltd. (a) (c)	84,000	43,299
SMRT Corp., Ltd. (a)	175,000	196,050
Stamford Land Corp., Ltd.	278,000	103,107
Sunningdale Tech, Ltd.	60,600	50,322
Super Group, Ltd.	143,000	105,003
Swiber Holdings, Ltd. (a) (c)	117,749	16,601
Swissco Holdings, Ltd. (a)	84,000	11,760
Tuan Sing Holdings, Ltd.	169,000	41,956
UMS Holdings, Ltd.	93,000	38,981
United Engineers, Ltd.	138,000	238,362
United Overseas Insurance, Ltd.	4,000	14,067
UOB-Kay Hian Holdings, Ltd.	131,440	136,534
UOL Group, Ltd.	34,300	152,618
UPP Holdings, Ltd.	46,000	6,396
Vard Holdings, Ltd. (a) (c)	203,000	29,913
Venture Corp., Ltd.	97,000	601,445
Vibrant Group, Ltd.	47,600	11,299
Vicom, Ltd.	2,000	8,946
Wee Hur Holdings, Ltd.	85,000	17,024
Wheelock Properties Singapore, Ltd. (a)	58,000	66,041
Wing Tai Holdings, Ltd. (a)	159,621	208,404
Yeo Hiap Seng, Ltd.	19,712	18,921
YHI International, Ltd.	39,000	10,127
Yongnam Holdings, Ltd. (c)	161,250	44,832

		8,642,513

Spain—2.1%
Acciona S.A.	7,188	555,619
Acerinox S.A. (a)	66,969	772,057
Adveo Group International S.A. (c)	6,292	30,197
Almirall S.A.	20,336	340,947
Amper S.A. (c)	12,087	1,659
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	233,421
Azkoyen S.A.	1,608	7,716
Baron de Ley (c)	1,139	130,988
Bolsas y Mercados Espanoles S.A. (a)	27,936	900,260
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cementos Portland Valderrivas S.A. (c)	4,058	27,673
Cie Automotive S.A. (a)	17,266	311,028
Construcciones y Auxiliar de Ferrocarriles S.A.	588	186,884
Distribuidora Internacional de Alimentacion S.A. (a)	184,598	954,640
Duro Felguera S.A. (a)	27,756	48,288
Ebro Foods S.A. (a)	25,801	562,048
Elecnor S.A. (a)	11,262	94,121
Ence Energia y Celulosa S.A	61,968	208,006
Ercros S.A. (c)	60,314	40,871

Spain—(Continued)
Faes Farma S.A.	168,810	530,632
Fluidra S.A.	12,850	53,777
Fomento de Construcciones y Contratas S.A. (a) (c)	51,569	444,820
Gamesa Corp. Tecnologica S.A.	69,346	1,367,379
Grupo Catalana Occidente S.A.	21,149	600,007
Grupo Ezentis S.A. (c)	39,717	17,821
Iberpapel Gestion S.A.	600	12,137
Indra Sistemas S.A. (a) (c)	39,802	462,673
Inmobiliaria Colonial S.A. (c)	242,752	179,230
Laboratorios Farmaceuticos Rovi S.A.	6,104	102,572
Liberbank S.A. (c)	9,453	11,673
Mediaset Espana Comunicacion S.A.	49,361	566,974
Melia Hotels International S.A. (a)	21,300	249,966
Miquel y Costas & Miquel S.A.	4,480	195,674
NH Hotel Group S.A. (c)	69,951	320,558
Nmas1 Dinamia S.A.	3,678	31,958
Obrascon Huarte Lain S.A. (a)	35,775	227,241
Papeles y Cartones de Europa S.A.	20,612	131,019
Pescanova S.A. (a) (b) (c) (d)	7,446	0
Pharma Mar S.A. (a) (c)	72,263	211,821
Prim S.A.	3,013	30,483
Promotora de Informaciones S.A. - Class A (a) (c)	13,933	91,574
Prosegur Cia de Seguridad S.A.	54,905	308,377
Quabit Inmobiliaria S.A. (c)	425,365	18,800
Realia Business S.A. (c)	112,366	129,825
Sacyr S.A. (a)	107,800	207,156
Solaria Energia y Medio Ambiente S.A. (a) (c)	19,439	14,203
Tecnicas Reunidas S.A. (a)	11,115	312,061
Tecnocom Telecomunicaciones y Energia S.A. (c)	13,592	20,697
Tubacex S.A. (a)	28,250	66,229
Tubos Reunidos S.A. (a)	21,752	16,180
Urbas Grupo Financiero S.A. (c)	887,506	12,143
Vidrala S.A. (a)	7,952	468,165
Viscofan S.A. (a)	14,797	884,670
Vocento S.A. (c)	10,923	16,028
Zardoya Otis S.A. (a)	9,386	108,772

		13,829,718

Sweden—3.4%
AAK AB	11,380	900,993
Acando AB	32,705	79,785
AddLife AB (c)	6,477	86,166
AddNode Group AB	1,849	12,380
AddTech AB - B Shares (a)	25,912	356,486
AF AB - B Shares	24,002	440,254
Arise AB (c)	4,852	10,157
Atrium Ljungberg AB - B Shares	5,167	89,431
Avanza Bank Holding AB	7,660	340,556
B&B Tools AB - B Shares	12,796	235,481
BE Group AB (c)	39,235	7,708
Beijer Alma AB	9,404	250,680
Beijer Electronics AB	5,229	32,522
Beijer Ref AB	6,405	165,968
Betsson AB (c)	27,465	425,366
Bilia AB - A Shares	19,779	443,030
BillerudKorsnas AB	55,214	900,481

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
BioGaia AB - B Shares	5,094	$135,492
Biotage AB	15,339	51,950
Bjorn Borg AB (c)	9,936	38,791
Bulten AB (a)	2,144	19,591
Bure Equity AB	17,448	149,336
Byggmax Group AB	18,326	168,057
Castellum AB (a)	50,334	797,937
Clas Ohlson AB - B Shares	16,271	310,265
Cloetta AB - B Shares (c)	92,493	293,172
Concentric AB	27,465	310,894
Concordia Maritime AB - B Shares (c)	4,217	8,671
Dios Fastigheter AB	17,696	129,807
Doro AB (c)	3,391	30,865
Duni AB	15,028	249,103
East Capital Explorer AB (c)	7,088	47,358
Elekta AB - B Shares (a)	9,189	68,627
Eniro AB (a) (c)	223,372	21,801
Fabege AB	48,889	822,999
Fagerhult AB	6,390	130,147
Fastighets AB Balder - B Shares (c)	28,426	720,930
Fingerprint Cards AB - Class B (a) (c)	2,325	134,258
Gunnebo AB	12,816	68,213
Haldex AB	17,698	154,759
Hemfosa Fastigheter AB	5,511	60,549
HIQ International AB (c)	25,890	159,118
HMS Networks AB	709	19,426
Holmen AB - B Shares	15,352	501,966
Hufvudstaden AB - A Shares	15,492	245,413
Indutrade AB	8,907	543,817
Infant Bacterial Therapeutics AB (c)	509	6,479
Intrum Justitia AB	21,993	773,065
Inwido AB	3,779	46,454
JM AB	23,748	615,634
KappAhl AB	29,980	119,076
Karolinska Development AB - Class B (c)	7,514	7,628
Klovern AB - B Shares	114,185	129,189
Know It AB	9,489	76,991
Kungsleden AB	47,047	332,242
Lagercrantz Group AB - B Shares	24,681	235,377
Lindab International AB (a)	21,316	170,155
Loomis AB - Class B	25,196	712,119
Medivir AB - B Shares (c)	10,470	72,783
Mekonomen AB (a)	9,225	228,431
Modern Times Group MTG AB - B Shares (a)	9,830	293,834
MQ Holding AB	9,112	47,003
Mycronic AB (a)	46,878	422,765
NCC AB - B Shares	684	24,873
Nederman Holding AB	932	25,277
Net Insight AB - Class B (c)	143,837	83,325
NetEnt AB (c)	9,033	509,194
New Wave Group AB - B Shares (a)	15,773	67,949
Nibe Industrier AB - B Shares	27,856	952,817
Nobia AB	51,796	539,739
Nolato AB - B Shares	9,452	264,812
Nordnet AB - B Shares	33,249	142,042
OEM International AB - B Shares	498	8,033
Peab AB	53,219	469,442

Sweden—(Continued)
Pricer AB - B Shares (c)	32,212	33,120
Proact IT Group AB	4,203	65,235
Ratos AB - B Shares (a)	40,725	260,917
Rezidor Hotel Group AB	37,700	178,243
Saab AB - Class B	22,997	785,283
Sagax AB - Class B	14,540	121,110
SAS AB (a) (c)	41,924	119,135
Sectra AB - B Shares (c)	4,644	58,702
Semcon AB	5,540	26,460
SkiStar AB	9,076	130,209
SSAB AB (Helsinki Exchange) - A Shares (a) (c)	27,650	98,994
SSAB AB (Helsinki Exchange) - B Shares (a) (c)	70,586	210,755
SSAB AB (Stockholm Exchange) - A Shares (a) (c)	45,510	163,451
SSAB AB (Stockholm Exchange) - B Shares (a) (c)	24,047	72,001
Sweco AB - B Shares (a)	29,847	489,380
Systemair AB	4,286	54,375
Transcom Worldwide AB (a) (c)	1,837	17,857
Victoria Park AB - B Shares (c)	4,080	8,793
Vitrolife AB	4,321	181,134
Wallenstam AB - B Shares	64,604	558,330
Wihlborgs Fastigheter AB	31,241	663,033

		22,844,001

Switzerland—5.5%
AFG Arbonia-Forster Holding AG (c)	10,560	124,608
Allreal Holding AG (a) (c)	3,866	559,590
Alpiq Holding AG (c)	156	10,637
APG SGA S.A.	494	206,044
Aryzta AG (c)	1,533	63,243
Ascom Holding AG	19,382	363,223
Autoneum Holding AG (c)	1,585	406,549
Bachem Holding AG - Class B	1,074	66,160
Baloise Holding AG	10,261	1,299,944
Bank Coop AG	2,772	123,099
Banque Cantonale de Geneve	375	108,483
Banque Cantonale Vaudoise (a)	739	514,363
Basler Kantonalbank	130	9,936
Belimo Holding AG	215	582,436
Bell AG	56	222,564
Bellevue Group AG	2,584	40,336
Berner Kantonalbank AG (a)	1,950	391,403
BKW AG	4,798	201,604
Bobst Group S.A.	5,636	337,915
Bossard Holding AG - Class A (a) (c)	2,245	236,287
Bucher Industries AG (a)	3,346	811,001
Burckhardt Compression Holding AG (a)	1,355	464,450
Burkhalter Holding AG	1,441	191,465
Calida Holding AG (c)	2,002	72,162
Carlo Gavazzi Holding AG	48	10,505
Cembra Money Bank AG (c)	1,034	72,155
Cham Paper Holding AG (c)	113	30,815
Charles Voegele Holding AG (c)	4,263	23,703
Cicor Technologies (c)	644	16,074
Cie Financiere Tradition S.A.	557	38,231
Clariant AG (c)	41,461	748,720
Coltene Holding AG	1,326	89,645

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Conzzeta AG	292	$194,638
Daetwyler Holding AG	3,176	473,278
DKSH Holding AG	745	50,900
dorma+kaba Holding AG - Class B	1,194	762,781
Dufry AG (c)	6,459	794,654
Edmond de Rothschild Suisse S.A.	3	50,231
EFG International AG (a) (c)	20,307	115,794
Emmi AG (c)	1,190	649,526
Energiedienst Holding AG	3,017	70,594
Feintool International Holding AG (c)	684	63,252
Fenix Outdoor International AG	384	18,638
FIH Mobile, Ltd.	110,000	49,217
Flughafen Zuerich AG	1,589	1,419,516
Forbo Holding AG (c)	611	739,498
GAM Holding AG (c)	68,723	990,163
Gategroup Holding AG (c)	10,889	485,312
Georg Fischer AG	1,730	1,397,007
Gurit Holding AG (c)	292	181,843
Helvetia Holding AG	2,402	1,372,962
Highlight Communications AG (c)	7,829	52,258
HOCHDORF Holding AG (c)	117	22,887
Huber & Suhner AG	5,559	289,023
Implenia AG (a)	8,148	510,341
Inficon Holding AG (c)	688	226,803
Interroll Holding AG (c)	259	227,827
Intershop Holding AG	586	287,520
Jungfraubahn Holding AG	85	9,080
Kardex AG (c)	2,548	209,234
Komax Holding AG	1,485	336,134
Kudelski S.A.	13,221	225,429
Kuoni Reisen Holding AG (a) (c)	1,515	568,240
LEM Holding S.A.	279	236,472
Liechtensteinische Landesbank AG	2,973	118,744
LifeWatch AG (c)	1,912	25,739
Logitech International S.A.	59,506	943,851
Luzerner Kantonalbank AG	1,489	613,898
MCH Group AG	831	55,998
Metall Zug AG - B Shares	65	187,527
Meyer Burger Technology AG (a) (c)	24,493	87,582
Mikron Holding AG (c)	474	3,150
Mobilezone Holding AG	10,014	150,936
Mobimo Holding AG (c)	3,098	754,628
OC Oerlikon Corp. AG (c)	74,629	769,580
Orascom Development Holding AG (c)	5,250	47,215
Orell Fuessli Holding AG (c)	428	56,083
Oriflame Holding AG (a) (c)	4,387	87,097
Orior AG (c)	2,240	145,581
Panalpina Welttransport Holding AG (a)	2,641	294,850
Phoenix Mecano AG	337	150,269
Plazza AG - Class A (c)	292	62,254
PSP Swiss Property AG (c)	9,560	919,254
Rieter Holding AG (c)	1,437	309,315
Romande Energie Holding S.A.	111	110,200
Schaffner Holding AG (c)	238	51,619
Schmolz & Bickenbach AG (c)	161,565	119,259
Schweiter Technologies AG	381	350,831
Siegfried Holding AG (a) (c)	1,665	306,995

Switzerland—(Continued)
St. Galler Kantonalbank AG (a)	1,175	498,114
Straumann Holding AG	3,931	1,351,667
Sulzer AG	2,848	282,244
Swiss Prime Site AG (c)	12,982	1,144,366
Swissquote Group Holding S.A. (a)	3,968	98,584
Tamedia AG	904	156,066
Tecan Group AG	2,995	454,285
Temenos Group AG (a) (c)	24,817	1,356,606
U-Blox AG (c)	2,581	495,678
Valiant Holding AG	5,102	543,094
Valora Holding AG	1,316	328,018
Vaudoise Assurances Holding S.A.	531	287,399
Vetropack Holding AG	88	145,278
Von Roll Holding AG (c)	7,038	5,041
Vontobel Holding AG	10,466	452,983
VP Bank AG	358	33,966
VZ Holding AG	86	22,711
Walliser Kantonalbank	1,160	94,122
Walter Meier AG (a)	872	29,519
Ypsomed Holding AG (a) (c)	1,609	229,562
Zehnder Group AG	4,642	187,931
Zug Estates Holding AG - B Shares (c)	83	137,333
Zuger Kantonalbank AG	68	351,756

		36,927,180

United Arab Emirates—0.0%
Lamprell plc (c)	100,553	131,776

United Kingdom—16.5%
4imprint Group plc	6,953	125,677
888 Holdings plc	43,367	132,187
A.G.Barr plc (a)	43,047	327,532
AA plc	5,850	22,239
Acacia Mining plc	56,954	229,986
Acal plc	10,523	36,759
Afren plc (a) (b) (c) (d)	251,096	75
Air Partner plc	992	5,473
Amec Foster Wheeler plc	59,960	383,783
Anglo Pacific Group plc	35,633	37,098
Anglo-Eastern Plantations plc	4,252	33,714
Arrow Global Group plc	3,319	11,910
Ashmore Group plc (a)	105,606	434,156
Atrium European Real Estate, Ltd. (c)	114,274	455,788
AVEVA Group plc	4,501	101,751
Avon Rubber plc	10,973	126,675
Balfour Beatty plc (c)	272,534	994,186
BBA Aviation plc	419,362	1,206,459
Beazley plc	227,019	1,169,924
Bellway plc	55,252	2,080,116
Berendsen plc	63,707	1,100,131
BGEO Group plc	6,261	182,281
Bioquell plc	5,000	11,453
Bloomsbury Publishing plc	25,349	53,494
Bodycote plc	101,186	873,167
Booker Group plc	440,978	1,089,496
Bovis Homes Group plc	60,601	807,160

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Braemar Shipping Services plc	7,120	$45,550
Brammer plc (a)	36,027	90,127
Brewin Dolphin Holdings plc	136,293	507,283
British Polythene Industries plc	10,947	110,394
Britvic plc	71,540	728,070
BTG plc (c)	51,257	457,216
Cable & Wireless Communications plc (a)	940,565	1,036,231
Cairn Energy plc (c)	165,216	474,146
Cape plc	51,292	165,492
Capital & Counties Properties plc (a)	46,906	221,206
Carclo plc	16,990	31,063
Carillion plc (a)	154,968	652,330
Carr’s Group plc	15,540	34,785
Castings plc	1,484	10,951
Centamin plc	342,133	433,260
Centaur Media plc	92,526	69,589
Chemring Group plc	123,138	233,869
Chesnara plc	56,561	267,904
Cineworld Group plc	70,599	543,566
Clarkson plc	4,101	130,266
Close Brothers Group plc	58,401	1,054,585
CLS Holdings plc (a) (c)	440	9,635
Cobham plc	363,956	1,130,054
Communisis plc	57,478	39,206
Computacenter plc	33,426	403,210
Connect Group plc	113,354	258,641
Consort Medical plc	23,287	358,778
Costain Group plc	21,151	107,686
Cranswick plc	21,978	673,234
Creston plc	5,272	8,026
Daily Mail & General Trust plc - Class A	83,431	833,369
Dairy Crest Group plc	62,645	556,397
Darty plc	135,252	254,407
De La Rue plc	25,638	164,506
Debenhams plc	392,003	422,742
Dechra Pharmaceuticals plc	29,807	516,073
Devro plc	61,396	259,377
Dignity plc	22,395	795,593
Diploma plc	38,305	407,757
Domino’s Pizza Group plc	49,248	711,051
Drax Group plc (a)	137,597	536,275
DS Smith plc	336,909	1,965,484
Dunelm Group plc	12,749	166,834
E2V Technologies plc	74,152	228,543
Electrocomponents plc	174,930	603,739
Elementis plc	171,004	587,774
EnQuest plc (a) (c)	429,925	147,485
Enterprise Inns plc (c)	256,620	351,794
Essentra plc	78,989	937,943
Euromoney Institutional Investor plc	14,736	199,296
Evraz plc (c)	60,200	77,767
Fenner plc	78,996	153,684
Ferrexpo plc	36,701	14,598
Fidessa Group plc	14,501	507,393
Findel plc (a) (c)	17,439	47,110
Firstgroup plc (c)	412,049	569,516
Foxtons Group plc	7,158	16,719

United Kingdom—(Continued)
Fuller Smith & Turner plc - Class A	7,667	113,632
G4S plc	27,804	75,762
Galliford Try plc	39,495	811,152
Gem Diamonds, Ltd.	35,552	56,126
Genus plc	26,031	570,186
Go-Ahead Group plc	12,021	456,722
Grainger plc	15,144	49,218
Greene King plc	121,167	1,512,235
Greggs plc	41,552	647,068
Halfords Group plc	99,977	567,050
Halma plc	135,194	1,768,592
Hansard Global plc	2,566	3,905
Hays plc	439,356	763,308
Headlam Group plc	56,817	421,536
Helical Bar plc	63,391	350,670
Henderson Group plc	414,124	1,527,469
Henry Boot plc	1,476	4,790
Hill & Smith Holdings plc	46,114	597,954
Hilton Food Group plc	1,888	13,592
Hiscox, Ltd.	106,215	1,473,312
Hochschild Mining plc (c)	68,421	90,407
Hogg Robinson Group plc	72,262	64,330
Home Retail Group plc	295,917	703,798
HomeServe plc	116,353	719,418
Howden Joinery Group plc	194,200	1,329,441
Hunting plc	34,598	157,848
Huntsworth plc	31,310	18,190
ICAP plc	200,242	1,361,126
IG Group Holdings plc	127,101	1,457,865
Imagination Technologies Group plc (a) (c)	46,403	125,695
IMI plc	16,795	228,657
Inchcape plc	161,511	1,671,696
Indivior plc	4,713	11,005
Informa plc	187,563	1,866,522
Intermediate Capital Group plc	29,783	264,370
International Personal Finance plc	79,366	332,719
Interserve plc	69,361	430,524
IP Group plc (c)	139,902	352,855
ITE Group plc	58,016	122,479
James Fisher & Sons plc	20,005	378,621
Jardine Lloyd Thompson Group plc	46,166	559,030
JD Sports Fashion plc	33,766	546,538
JD Wetherspoon plc (a)	40,891	412,798
John Menzies plc	14,551	99,201
John Wood Group plc	122,821	1,083,516
Johnston Press plc (c)	4,425	2,601
Jupiter Fund Management plc	111,316	650,768
KAZ Minerals plc (c)	44,157	108,029
Kcom Group plc	240,465	371,365
Keller Group plc	25,571	315,631
Kier Group plc	24,077	444,011
Ladbrokes plc	312,983	523,117
Laird plc	150,399	822,489
Lancashire Holdings, Ltd. (a)	58,171	459,922
Laura Ashley Holdings plc	25,157	9,021
Lavendon Group plc	44,306	85,389
Lookers plc	131,372	298,147

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Low & Bonar plc	37,972	$33,789
LSL Property Services plc	7,542	31,108
Man Group plc	598,620	1,304,625
Marshalls plc	63,336	324,164
Marston’s plc	328,476	716,203
McBride plc (c)	87,417	203,958
Mears Group plc	41,542	249,720
Meggitt plc	11,991	69,753
Melrose Industries plc	55,295	283,034
Michael Page International plc	84,971	520,665
Micro Focus International plc	55,820	1,255,073
Millennium & Copthorne Hotels plc	72,551	433,818
Mitchells & Butlers plc	67,625	269,920
Mitie Group plc	137,149	504,703
Moneysupermarket.com Group plc	143,669	654,634
Morgan Advanced Materials plc	118,289	385,864
Morgan Sindall Group plc	17,569	203,699
Mothercare plc (a) (c)	51,119	133,542
N Brown Group plc (a)	73,957	347,076
National Express Group plc	225,819	1,111,577
NCC Group plc (a)	76,130	274,377
New World Resources plc - A Shares (c)	11,898	73
Northgate plc	48,315	279,599
Novae Group plc	22,502	283,894
Ophir Energy plc (c)	56,121	61,653
Oxford Instruments plc	13,946	133,962
PayPoint plc (a)	19,490	209,336
Pendragon plc	345,188	180,217
Pennon Group plc	139,688	1,623,145
Petra Diamonds, Ltd.	152,603	230,679
Petrofac, Ltd. (a)	30,916	405,971
Petropavlovsk plc (c)	68,962	7,074
Phoenix Group Holdings	51,559	696,370
Photo-Me International plc	27,274	69,548
Playtech plc	53,689	666,173
Premier Farnell plc	101,808	164,885
Premier Foods plc (c)	334,879	273,924
Premier Oil plc (c)	172,107	109,092
Punch Taverns plc (c)	16,132	21,704
PZ Cussons plc (a)	102,110	441,953
QinetiQ Group plc	183,469	600,348
Rank Group plc	29,633	107,974
Rathbone Brothers plc	21,429	649,738
Raven Russia, Ltd. (c)	82,716	35,352
REA Holdings plc	1,120	4,723
Redrow plc	150,678	867,771
Regus plc	206,169	933,779
Renishaw plc	17,538	460,257
Renold plc (c)	64,766	31,124
Rentokil Initial plc	576,032	1,458,430
Restaurant Group plc (The)	58,755	330,223
Rexam plc	26,759	243,378
Ricardo plc	13,452	161,727
Rightmove plc	30,801	1,858,030
RM plc	43,283	82,962
Robert Walters plc	14,599	64,757
Rotork plc	286,300	751,522

United Kingdom—(Continued)
RPC Group plc	135,702	1,479,658
RPS Group plc	100,537	298,752
Savills plc	62,765	684,818
SDL plc	33,826	200,347
Senior plc	166,890	544,532
Sepura plc	11,245	31,639
Serco Group plc (c)	29,745	43,567
Severfield plc	98,696	77,903
Shanks Group plc	160,917	191,629
SIG plc	252,797	528,420
Skyepharma plc (c)	16,528	106,139
Soco International plc	50,968	116,017
Spectris plc	44,465	1,171,765
Speedy Hire plc	205,988	115,214
Spirax-Sarco Engineering plc	22,020	1,147,183
Spirent Communications plc	240,086	302,542
Sportech plc (c)	20,264	19,207
St. Ives plc	36,663	119,273
St. Modwen Properties plc	94,644	410,997
Stagecoach Group plc	127,734	460,984
Stallergenes Greer plc (c)	569	17,994
SThree plc	33,106	149,147
Stobart Group, Ltd.	12,441	18,753
SuperGroup plc	18,185	370,604
Synthomer plc	102,899	538,234
TalkTalk Telecom Group plc (a)	151,305	513,870
Tate & Lyle plc	139,162	1,154,402
Ted Baker plc	8,336	325,664
Telecom Plus plc (a)	21,749	287,445
Thomas Cook Group plc (c)	438,591	583,437
Topps Tiles plc	83,374	176,065
Tribal Group plc	21,793	15,900
Trifast plc	6,100	11,124
Trinity Mirror plc	174,518	329,564
TT electronics plc	79,682	170,469
Tullett Prebon plc	109,940	553,317
U & I Group plc	54,856	146,761
UBM plc	110,444	949,348
Ultra Electronics Holdings plc	27,882	722,672
UNITE Group plc (The)	97,058	884,638
Vectura Group plc (c)	199,135	464,900
Vedanta Resources plc (a)	28,343	139,466
Vesuvius plc	97,752	464,001
Victrex plc	29,970	707,441
Vitec Group plc (The)	10,351	84,787
Volex plc (c)	20,438	11,192
Vp plc	1,199	11,360
WH Smith plc	58,981	1,537,619
William Hill plc	315,264	1,477,127
Wincanton plc (c)	37,122	89,400
Wireless Group plc	38,815	107,189
WS Atkins plc	34,945	685,706
Xaar plc (a)	18,088	126,370
Xchanging plc	131,889	361,794
XP Power, Ltd. (a)	3,554	81,705
Zeal Network SE	1,934	91,348

		110,839,715

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—0.0%
Performance Sports Group, Ltd. (c)	1,854	$5,924

Total Common Stocks (Cost $582,262,491)		664,965,359

Preferred Stocks—0.2%

Germany—0.2%
FUCHS Petrolub SE	12,409	553,709
Jungheinrich AG	4,570	416,749
Sartorius AG	885	225,465
Sto SE & Co. KGaA	102	12,938

Total Preferred Stocks (Cost $1,008,602)		1,208,861

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (c) (d)	9,600	0
Silver Chef, Ltd., Expires 04/16/18 (c)	824	0
Tap Oil, Ltd., Expires 04/13/16 (c)	50,208	192

		192

Austria—0.0%
Intercell AG (b) (c) (d)	24,163	0

Canada—0.0%
Nautilus Minerals, Inc., Expires 04/06/16 (c)	52,914	204

Hong Kong—0.0%
Chuangs China, Expires 04/21/16 (c) (d)	170,500	879

Israel—0.0%
Gilat Satellite Networks, Ltd., Expires 03/21/16 (c) (d)	341	736
Industrial Buildings Corp., Ltd., Expires 04/13/16 (c) (d)	9,866	3,701

		4,437

Netherlands—0.0%
Delta Lloyd NV, Expires 04/07/16 (a) (c)	87,542	121,629

Singapore—0.0%
HLH Group, Ltd., Expires 04/11/16 (c) (d)	533,000	0

Switzerland—0.0%
Von Roll Holding AG, Expires 04/06/16 (c) (d)	7,038	0

United Kingdom—0.0%
Fortune Oil plc (b) (c) (d)	575,627	744

Total Rights (Cost $414,828)		128,085

Warrant—0.0%
Security Description	Shares/ Principal Amount*	Value

Hong Kong—0.0%
International Standard Resources Holdings, Ltd., Expires 11/30/16 (c) (Cost $0)	297,000	2,565

Short-Term Investments—17.2%

Mutual Fund—16.9%
State Street Navigator Securities Lending MET Portfolio (e)	113,321,344	113,321,344

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $1,571,202 on 04/01/16, collateralized by $1,575,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $1,604,531.	1,571,201	1,571,201

Total Short-Term Investments (Cost $114,892,545)		114,892,545

Total Investments—116.5% (Cost $698,578,466) (f)		781,197,415
Other assets and liabilities (net)—(16.5)%		(110,393,949)

Net Assets—100.0%		$670,803,466

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $113,818,505 and the collateral received consisted of cash in the amount of $113,321,344 and non-cash collateral with a value of $7,769,926. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.2% of net assets.
(c)	Non-income producing security.
(d)	Illiquid security. As of March 31, 2016, these securities represent 0.0% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(f)	As of March 31, 2016, the aggregate cost of investments was $698,578,466. The aggregate unrealized appreciation and depreciation of investments were $193,209,695 and $(110,590,746), respectively, resulting in net unrealized appreciation of $82,618,949.

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Machinery	5.8
Metals & Mining	4.2
Real Estate Management & Development	4.1
Hotels, Restaurants & Leisure	3.9
Food Products	3.9
Banks	3.9
Construction & Engineering	3.8
Chemicals	3.5
Media	3.4
Specialty Retail	3.4

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,450	$44,985,714	$447,079	$45,439,243
Austria	—	7,333,643	336	7,333,979
Belgium	690,333	11,367,131	—	12,057,464
Cambodia	—	292,333	—	292,333
Canada	49,375,961	14,359	2,006	49,392,326
China	—	7,068	—	7,068
Denmark	—	13,701,885	—	13,701,885
Finland	—	18,054,071	1,861	18,055,932
France	4,012	34,295,731	—	34,299,743
Germany	574,641	40,741,017	—	41,315,658
Hong Kong	544,184	18,743,479	67,904	19,355,567
Ireland	—	9,728,415	—	9,728,415
Isle of Man	—	442,457	—	442,457
Israel	15,792	5,386,504	—	5,402,296
Italy	0	25,140,645	11,436	25,152,081
Japan	110,389	154,159,798	529,461	154,799,648
Luxembourg	—	134,970	—	134,970
Macau	—	49,978	—	49,978
Malta	—	972,423	—	972,423
Netherlands	—	15,968,608	0	15,968,608
New Zealand	—	10,038,269	0	10,038,269

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Norway	$—	$5,012,543	$—	$5,012,543
Philippines	—	18,666	—	18,666
Portugal	—	2,772,980	0	2,772,980
Singapore	232,358	8,396,973	13,182	8,642,513
Spain	—	13,829,718	0	13,829,718
Sweden	92,645	22,751,356	—	22,844,001
Switzerland	844,885	36,082,295	—	36,927,180
United Arab Emirates	—	131,776	—	131,776
United Kingdom	—	110,839,640	75	110,839,715
United States	5,924	—	—	5,924
Total Common Stocks	52,497,574	611,394,445	1,073,340	664,965,359
Total Preferred Stocks*	—	1,208,861	—	1,208,861
Rights
Australia	192	—	—	192
Austria	—	—	0	0
Canada	204	—	—	204
Hong Kong	879	—	—	879
Israel	4,437	—	—	4,437
Netherlands	121,629	—	—	121,629
Singapore	0	—	—	0
Switzerland	0	—	—	0
United Kingdom	—	—	744	744
Total Rights	127,341	—	744	128,085
Total Warrant*	2,565	—	—	2,565
Short-Term Investments
Mutual Fund	113,321,344	—	—	113,321,344
Repurchase Agreement	—	1,571,201	—	1,571,201
Total Short-Term Investments	113,321,344	1,571,201	—	114,892,545
Total Investments	$165,948,824	$614,174,507	$1,074,084	$781,197,415

Collateral for Securities Loaned (Liability)	$—	$(113,321,344)	$—	$(113,321,344)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $440,502 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $1,152,006 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Common Stocks
Australia	$48,048	$(382,646)	$345,234	$0	$(2,745)	$439,188	$—	$447,079	$(11,002)
Austria	428	—	(92)	—	—	—	—	336	(92)
Canada	1,883	—	123	—	—	—	—	2,006	123
Finland	1,777	—	84	—	—	—	—	1,861	84
France	0	—	0	—	—	—	0	—	—
Hong Kong	50,660	(10,672)	10,201	—	(10,228)	33,226	(5,283)	67,904	(423)
Italy	10,922	—	514	—	—	—	—	11,436	514
Japan	—	—	(18,242)	—	—	547,703	—	529,461	(18,242)
Netherlands	0	—	0	—	—	—	—	0	0
New Zealand	0	—	0	—	—	—	—	0	0

MSF-110

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Investments in Securities	Balance as of December 31, 2015	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Portugal	$0	$—	$0	$—	$—	$—	$—	$0	$0
Singapore	49,232	—	(2,924)	—	—	—	(33,126)	13,182	(2,924)
Spain	0	—	0	—	—	—	—	0	0
United Kingdom	1,047,126	621,288	(573,153)	—	(1,095,186)	—	—	75	50
Rights
Austria	0	—	0	—	—	—	—	0	0
United Kingdom	764	—	(20)	—	—	—	—	744	(20)

Total	$1,210,840	$227,970	$(238,275)	$—	$(1,108,159)	$1,020,117	$(38,409)	$1,074,084	$(31,932)

Common stocks in the amount of $1,020,117 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $38,409 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-111

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—59.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Honeywell International, Inc.	87,901	$9,849,307
Lockheed Martin Corp.	33,580	7,437,970
Northrop Grumman Corp.	22,042	4,362,112
Raytheon Co.	24,094	2,954,647

		24,604,036

Air Freight & Logistics—0.4%
C.H. Robinson Worldwide, Inc.	7,280	540,394
FedEx Corp.	17,316	2,817,660
XPO Logistics, Inc. (a) (b)	45,040	1,382,728

		4,740,782

Airlines—0.1%
American Airlines Group, Inc.	18,445	756,429
Southwest Airlines Co.	14,570	652,736

		1,409,165

Banks—2.8%
Bank of America Corp.	876,300	11,847,576
PNC Financial Services Group, Inc. (The)	87,262	7,379,747
Wells Fargo & Co.	306,879	14,840,669

		34,067,992

Beverages—2.6%
Anheuser-Busch InBev S.A. (ADR)	16,107	2,007,899
Coca-Cola Co. (The)	53,901	2,500,467
Constellation Brands, Inc. - Class A	18,760	2,834,448
Dr Pepper Snapple Group, Inc.	35,278	3,154,559
Molson Coors Brewing Co. - Class B	37,733	3,629,160
Monster Beverage Corp. (a)	50,593	6,748,094
PepsiCo, Inc.	116,414	11,930,107

		32,804,734

Biotechnology—0.9%
Alkermes plc (a)	30,115	1,029,632
Alnylam Pharmaceuticals, Inc. (a)	4,677	293,575
Anacor Pharmaceuticals, Inc. (a) (b)	5,320	284,354
Bluebird Bio, Inc. (a) (b)	7,380	313,650
Celgene Corp. (a)	22,980	2,300,068
Chiasma, Inc. (a)	20,570	188,421
Dicerna Pharmaceuticals, Inc. (a) (b)	27,800	149,008
GlycoMimetics, Inc. (a) (b)	55,683	331,871
Incyte Corp. (a) (b)	18,180	1,317,504
Ironwood Pharmaceuticals, Inc. (a) (b)	74,300	812,842
Karyopharm Therapeutics, Inc. (a)	25,787	230,020
Nivalis Therapeutics, Inc. (a) (b)	28,240	117,761
Novavax, Inc. (a) (b)	76,050	392,418
Otonomy, Inc. (a) (b)	21,612	322,451
PTC Therapeutics, Inc. (a) (b)	23,090	148,700
Regeneron Pharmaceuticals, Inc. (a)	5,084	1,832,477
Regulus Therapeutics, Inc. (a) (b)	25,920	179,625
Syndax Pharmaceuticals, Inc. (a) (b)	20,000	266,400
TESARO, Inc. (a) (b)	13,490	593,965
Trevena, Inc. (a) (b)	58,243	481,670

Biotechnology—(Continued)
Voyager Therapeutics, Inc. (a) (b)	4,100	35,793

		11,622,205

Building Products—0.3%
Fortune Brands Home & Security, Inc. (b)	28,630	1,604,425
Owens Corning	33,060	1,563,077

		3,167,502

Capital Markets—0.7%
Ameriprise Financial, Inc.	7,474	702,631
BlackRock, Inc.	4,885	1,663,684
Goldman Sachs Group, Inc. (The)	15,090	2,368,828
Invesco, Ltd.	42,202	1,298,555
Northern Trust Corp.	30,875	2,012,124
Raymond James Financial, Inc.	4,470	212,817
WisdomTree Investments, Inc. (b)	51,390	587,388

		8,846,027

Chemicals—1.3%
Cabot Corp.	39,420	1,905,169
Celanese Corp. - Series A	44,251	2,898,440
Dow Chemical Co. (The)	48,610	2,472,305
International Flavors & Fragrances, Inc. (b)	22,150	2,520,005
LyondellBasell Industries NV - Class A	11,800	1,009,844
Mosaic Co. (The) (b)	40,690	1,098,630
Sherwin-Williams Co. (The)	13,536	3,853,293

		15,757,686

Commercial Services & Supplies—0.3%
Waste Management, Inc.	58,896	3,474,864

Communications Equipment—0.2%
Arista Networks, Inc. (a) (b)	37,130	2,342,903

Construction Materials—0.4%
CRH plc (ADR)	47,510	1,338,832
Martin Marietta Materials, Inc. (b)	7,230	1,153,257
Summit Materials, Inc. - Class A (a) (b)	46,689	908,101
Vulcan Materials Co.	15,410	1,626,834

		5,027,024

Consumer Finance—1.3%
American Express Co.	119,816	7,356,702
Capital One Financial Corp.	57,150	3,961,067
Santander Consumer USA Holdings, Inc. (a)	421,415	4,420,643

		15,738,412

Containers & Packaging—0.6%
Ball Corp. (b)	52,809	3,764,754
International Paper Co.	64,655	2,653,441
Owens-Illinois, Inc. (a)	44,920	716,923

		7,135,118

MSF-112

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.3%
Intercontinental Exchange, Inc.	5,137	$1,207,914
MarketAxess Holdings, Inc.	4,930	615,412
Markit, Ltd. (a)	27,947	987,927
MSCI, Inc.	19,075	1,413,076

		4,224,329

Electric Utilities—2.0%
Avangrid, Inc.	46,640	1,870,731
Duke Energy Corp.	32,899	2,654,291
Edison International	39,271	2,823,192
Eversource Energy	26,200	1,528,508
Exelon Corp.	69,070	2,476,850
NextEra Energy, Inc.	64,792	7,667,485
PG&E Corp.	52,207	3,117,802
Pinnacle West Capital Corp.	14,191	1,065,319
Westar Energy, Inc.	20,589	1,021,420

		24,225,598

Electrical Equipment—0.4%
AMETEK, Inc.	48,690	2,433,526
Eaton Corp. plc	49,150	3,074,824

		5,508,350

Electronic Equipment, Instruments & Components—0.1%
National Instruments Corp. (b)	28,000	843,080

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	23,120	1,013,349
Ensco plc - Class A (b)	11,940	123,818
Forum Energy Technologies, Inc. (a) (b)	62,690	827,508
Halliburton Co.	35,360	1,263,059
Patterson-UTI Energy, Inc. (b)	42,672	751,881
Tenaris S.A. (ADR)	30,140	746,266
Tesco Corp. (b)	66,360	571,360

		5,297,241

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	24,933	3,928,942
CVS Health Corp.	47,800	4,958,294
Walgreens Boots Alliance, Inc.	49,819	4,196,753

		13,083,989

Food Products—0.8%
Mondelez International, Inc. - Class A	189,110	7,587,093
Post Holdings, Inc. (a) (b)	32,440	2,230,899

		9,817,992

Gas Utilities—0.1%
UGI Corp.	39,758	1,601,850

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	30,431	1,272,929
Baxter International, Inc.	65,556	2,693,040
Becton Dickinson & Co.	19,666	2,985,692

Health Care Equipment & Supplies—(Continued)
Boston Scientific Corp. (a)	224,080	4,214,945
ConforMIS, Inc. (a) (b)	45,600	490,200
Medtronic plc	178,287	13,371,525
St. Jude Medical, Inc.	54,260	2,984,300
Stryker Corp.	44,290	4,751,874

		32,764,505

Health Care Providers & Services—2.1%
Aetna, Inc.	37,200	4,179,420
Cardinal Health, Inc.	26,224	2,149,057
HCA Holdings, Inc. (a)	59,600	4,651,780
McKesson Corp.	30,540	4,802,415
UnitedHealth Group, Inc.	76,958	9,919,886

		25,702,558

Hotels, Restaurants & Leisure—0.7%
Las Vegas Sands Corp. (b)	20,520	1,060,473
McDonald’s Corp.	22,632	2,844,390
Starbucks Corp.	40,651	2,426,865
Wingstop, Inc. (a)	1,800	40,824
Wyndham Worldwide Corp. (b)	24,156	1,846,243

		8,218,795

Household Durables—0.5%
Mohawk Industries, Inc. (a)	32,272	6,160,725

Household Products—0.7%
Colgate-Palmolive Co.	129,110	9,121,622

Industrial Conglomerates—1.1%
Danaher Corp.	112,890	10,708,746
General Electric Co.	77,494	2,463,534

		13,172,280

Insurance—3.1%
Aflac, Inc.	32,359	2,043,147
Allstate Corp. (The)	11,670	786,208
American International Group, Inc.	159,630	8,628,002
Assured Guaranty, Ltd.	142,028	3,593,308
Hartford Financial Services Group, Inc. (The)	108,598	5,004,196
Marsh & McLennan Cos., Inc.	121,770	7,402,398
Principal Financial Group, Inc.	42,192	1,664,474
Prudential Financial, Inc.	49,744	3,592,512
XL Group plc	141,910	5,222,288

		37,936,533

Internet & Catalog Retail—1.8%
Amazon.com, Inc. (a)	24,829	14,739,488
Expedia, Inc. (b)	20,510	2,211,388
Priceline Group, Inc. (The) (a)	3,937	5,074,635

		22,025,511

Internet Software & Services—2.5%
Alphabet, Inc. - Class A (a)	26,634	20,319,079

MSF-113

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Facebook, Inc. - Class A (a)	92,500	$10,554,250

		30,873,329

IT Services—2.5%
Accenture plc - Class A	38,841	4,482,251
Alliance Data Systems Corp. (a)	9,708	2,135,760
Automatic Data Processing, Inc.	41,261	3,701,524
Cognizant Technology Solutions Corp. - Class A (a)	31,781	1,992,669
Genpact, Ltd. (a)	137,870	3,748,685
Global Payments, Inc. (b)	56,956	3,719,227
Visa, Inc. - Class A (b)	126,874	9,703,324
WEX, Inc. (a)	23,236	1,936,953

		31,420,393

Life Sciences Tools & Services—0.2%
Thermo Fisher Scientific, Inc.	21,589	3,056,787

Machinery—0.7%
Illinois Tool Works, Inc.	60,970	6,245,767
Pentair plc (b)	53,343	2,894,391

		9,140,158

Media—2.6%
Comcast Corp. - Class A	204,380	12,483,530
DreamWorks Animation SKG, Inc. - Class A (a) (b)	68,410	1,706,830
Interpublic Group of Cos., Inc. (The)	80,355	1,844,147
Time Warner Cable, Inc.	49,700	10,169,614
Twenty-First Century Fox, Inc. - Class A	217,053	6,051,438

		32,255,559

Metals & Mining—0.1%
Reliance Steel & Aluminum Co.	5,548	383,866
Steel Dynamics, Inc.	18,590	418,461

		802,327

Multi-Utilities—0.8%
Ameren Corp.	35,214	1,764,221
Dominion Resources, Inc.	63,045	4,735,941
Sempra Energy	37,379	3,889,285

		10,389,447

Oil, Gas & Consumable Fuels—2.5%
Anadarko Petroleum Corp.	14,643	681,925
Cobalt International Energy, Inc. (a) (b)	367,747	1,092,209
ConocoPhillips	44,770	1,802,888
EOG Resources, Inc.	23,850	1,731,033
Hess Corp.	11,730	617,584
Marathon Petroleum Corp.	45,520	1,692,434
Newfield Exploration Co. (a)	147,009	4,888,049
Noble Energy, Inc.	52,700	1,655,307
ONEOK, Inc. (b)	19,968	596,244
PBF Energy, Inc. - Class A (b)	76,787	2,549,328

Oil, Gas & Consumable Fuels—(Continued)
PDC Energy, Inc. (a) (b)	34,980	2,079,561
Pioneer Natural Resources Co. (b)	46,836	6,591,699
Spectra Energy Corp. (b)	68,400	2,093,040
TransCanada Corp. (b)	40,760	1,602,276
WPX Energy, Inc. (a) (b)	165,886	1,159,543

		30,833,120

Paper & Forest Products—0.1%
Boise Cascade Co. (a)	83,603	1,732,254

Personal Products—0.7%
Coty, Inc. - Class A (b)	76,977	2,142,270
Estee Lauder Cos., Inc. (The) - Class A	63,475	5,986,327

		8,128,597

Pharmaceuticals—3.1%
Aerie Pharmaceuticals, Inc. (a) (b)	16,870	205,139
Allergan plc (a)	31,290	8,386,659
AstraZeneca plc (ADR) (b)	114,071	3,212,239
Bristol-Myers Squibb Co.	121,920	7,788,250
Eli Lilly & Co.	48,060	3,460,801
Johnson & Johnson	55,630	6,019,166
Merck & Co., Inc.	129,661	6,860,363
Mylan NV (a)	58,530	2,712,865
MyoKardia, Inc. (a) (b)	25,300	270,963

		38,916,445

Professional Services—0.8%
Equifax, Inc.	21,381	2,443,635
ManpowerGroup, Inc.	15,551	1,266,162
Nielsen Holdings plc	55,156	2,904,515
TransUnion (a)	124,290	3,431,647

		10,045,959

Real Estate Investment Trusts—2.0%
American Tower Corp.	60,222	6,164,926
AvalonBay Communities, Inc.	36,628	6,966,646
Public Storage	20,694	5,708,026
Simon Property Group, Inc.	30,293	6,291,553

		25,131,151

Road & Rail—0.3%
Genesee & Wyoming, Inc. - Class A (a) (b)	15,912	997,683
Kansas City Southern (b)	2,678	228,835
Knight Transportation, Inc. (b)	28,656	749,354
Norfolk Southern Corp.	8,790	731,768
Swift Transportation Co. (a) (b)	38,740	721,726

		3,429,366

Semiconductors & Semiconductor Equipment—1.4%
Applied Materials, Inc.	85,200	1,804,536
Broadcom, Ltd.	10,680	1,650,060
Cavium, Inc. (a) (b)	6,302	385,430
First Solar, Inc. (a) (b)	5,456	373,572

MSF-114

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Lam Research Corp.	18,930	$1,563,618
Linear Technology Corp.	68,070	3,033,199
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	9,270	405,933
Microchip Technology, Inc. (b)	41,470	1,998,854
NXP Semiconductors NV (a)	9,495	769,760
ON Semiconductor Corp. (a)	54,000	517,860
Skyworks Solutions, Inc. (b)	62,740	4,887,446
SunEdison Semiconductor, Ltd. (a) (b)	33,900	219,672
SunPower Corp. (a) (b)	6,525	145,769

		17,755,709

Software—2.3%
Adobe Systems, Inc. (a)	33,950	3,184,510
Electronic Arts, Inc. (a) (b)	46,050	3,044,365
Microsoft Corp.	286,451	15,820,689
Salesforce.com, Inc. (a)	47,820	3,530,551
ServiceNow, Inc. (a) (b)	37,790	2,311,992
SS&C Technologies Holdings, Inc. (b)	16,270	1,031,843

		28,923,950

Specialty Retail—1.2%
Advance Auto Parts, Inc.	44,812	7,185,156
L Brands, Inc.	25,949	2,278,582
Ross Stores, Inc.	8,324	481,959
Signet Jewelers, Ltd.	36,770	4,560,583

		14,506,280

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	195,211	21,276,047
Pure Storage, Inc. - Class A (a) (b)	205,115	2,808,024

		24,084,071

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc. - Class B	130,383	8,014,643
Ralph Lauren Corp. (b)	6,920	666,119
Under Armour, Inc. - Class A (a)	34,258	2,906,106
VF Corp.	26,990	1,747,873

		13,334,741

Tobacco—0.9%
Altria Group, Inc.	167,745	10,510,902

Total Common Stocks (Cost $675,015,942)		735,713,953

U.S. Treasury & Government Agencies—18.4%

Agency Sponsored Mortgage - Backed—17.2%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	10,725,000	11,009,883
3.000%, 07/01/28	2,578,078	2,702,432
3.000%, 10/01/30	1,081,169	1,129,960

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 3.000%, 03/01/31	1,632,761	1,706,506
3.000%, TBA (c)	6,228,000	6,505,340
3.500%, 07/01/28	386,163	412,620
4.000%, 04/01/26	66,746	71,341
4.000%, 02/01/29	1,784,460	1,907,345
4.500%, 06/01/24	397,885	425,034
4.500%, 02/01/25	121,038	128,976
4.500%, 04/01/25	18,222	19,660
4.500%, 07/01/25	88,391	94,838
4.500%, 06/01/26	1,766,699	1,900,864
5.000%, TBA (c)	500,000	515,850
Fannie Mae 30 Yr. Pool 3.000%, 02/01/43	1,022,979	1,054,674
3.000%, 03/01/43	2,979,343	3,063,926
3.000%, 04/01/43	2,306,478	2,372,257
3.000%, 05/01/43	3,842,765	3,954,610
3.000%, 06/01/43	387,036	398,876
3.000%, TBA (c)	30,800,000	31,594,061
3.500%, 03/01/43	77,987	82,067
3.500%, 05/01/43	145,674	153,356
3.500%, 06/01/43	566,704	598,299
3.500%, 07/01/43	891,557	940,683
3.500%, 08/01/43	1,436,968	1,516,837
3.500%, 01/01/46	1,191,489	1,250,614
3.500%, 02/01/46	1,482,989	1,556,581
3.500%, TBA (c)	9,325,000	9,777,044
4.000%, 10/01/40	1,437,129	1,539,994
4.000%, 11/01/40	567,368	607,904
4.000%, 12/01/40	426,054	456,496
4.000%, 02/01/41	209,254	224,214
4.000%, 03/01/41	501,394	537,176
4.000%, 08/01/42	245,248	263,485
4.000%, 09/01/42	458,158	492,334
4.000%, 02/01/46	798,884	856,372
4.000%, TBA (c)	1,700,000	1,816,344
4.500%, 10/01/40	1,331,348	1,452,849
4.500%, 09/01/41	122,169	133,404
4.500%, 10/01/41	601,364	654,962
4.500%, 08/01/42	181,446	197,689
4.500%, 09/01/43	3,194,297	3,478,584
4.500%, 10/01/43	398,597	434,593
4.500%, 12/01/43	400,285	436,297
4.500%, 01/01/44	893,461	981,444
4.500%, TBA (c)	3,800,000	4,134,875
5.000%, 04/01/33	6,452	7,172
5.000%, 07/01/33	18,758	20,838
5.000%, 09/01/33	294,132	326,928
5.000%, 11/01/33	74,025	82,273
5.000%, 12/01/33	29,634	32,939
5.000%, 02/01/34	12,971	14,417
5.000%, 03/01/34	6,272	6,972
5.000%, 04/01/34	6,052	6,726
5.000%, 06/01/34	5,453	6,049
5.000%, 07/01/34	89,200	99,080

MSF-115

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 10/01/34	229,278	$254,861
5.000%, 07/01/35	152,767	169,754
5.000%, 10/01/35	170,711	189,729
5.000%, 12/01/35	133,851	148,687
5.000%, 08/01/36	122,300	135,766
5.000%, 07/01/37	65,498	72,807
5.000%, 07/01/41	116,848	129,720
5.000%, 08/01/41	74,067	82,213
5.500%, 08/01/28	29,838	33,439
5.500%, 04/01/33	77,400	87,542
5.500%, 08/01/37	471,052	533,092
5.500%, 04/01/41	41,512	46,750
6.000%, 03/01/28	3,898	4,442
6.000%, 05/01/28	11,423	13,016
6.000%, 02/01/34	311,691	361,071
6.000%, 08/01/34	168,699	195,033
6.000%, 04/01/35	1,403,414	1,625,725
6.000%, 02/01/38	108,919	125,134
6.000%, 03/01/38	40,133	46,207
6.000%, 05/01/38	130,444	150,404
6.000%, 10/01/38	37,928	43,503
6.000%, 12/01/38	46,225	53,199
6.000%, TBA (c)	1,000,000	1,140,498
6.500%, 05/01/40	937,137	1,084,228
Fannie Mae ARM Pool 2.828%, 03/01/41 (d)	165,317	174,975
2.875%, 03/01/41 (d)	107,273	113,493
3.161%, 12/01/40 (d)	230,338	240,498
3.354%, 06/01/41 (d)	304,960	320,606
3.510%, 09/01/41 (d)	200,298	212,059
Fannie Mae Pool 2.440%, 01/01/23	20,000	20,405
2.690%, 04/01/25	200,000	205,583
2.780%, 02/01/27	698,861	715,275
3.000%, 10/01/23	500,000	523,081
3.000%, 02/01/31	286,170	299,085
3.160%, 12/01/26	90,000	94,814
3.210%, 05/01/23	165,000	176,908
3.240%, 12/01/26	84,878	90,024
3.340%, 04/01/24	85,000	91,355
3.355%, 01/01/27	1,356,381	1,458,903
3.450%, 01/01/24	34,391	37,097
3.470%, 01/01/24	33,998	36,809
3.650%, 08/01/23	1,834,109	2,002,703
3.670%, 08/01/23	82,233	89,898
3.700%, 10/01/23	25,000	27,419
3.760%, 03/01/24	30,000	32,966
3.780%, 10/01/23	2,179,140	2,399,752
3.810%, 11/01/23	628,641	693,683
3.855%, 12/01/25	45,000	49,920
3.860%, 11/01/23	25,000	27,733
3.870%, 10/01/25	77,237	85,971
3.890%, 05/01/30	103,118	112,761
3.930%, 10/01/23	110,000	122,334
3.960%, 05/01/34	43,890	47,675

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.970%, 05/01/29	30,000	32,634
4.060%, 10/01/28	66,516	76,502
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/36 (k)	47,905	42,440
Zero Coupon, 06/25/36 (f) (k)	422,274	376,633
1.725%, 04/25/55 (d) (e)	1,561,370	99,199
2.500%, 06/25/28 (e) (f)	307,988	28,518
3.000%, 01/25/28 (e) (f)	2,021,503	194,333
3.000%, 04/25/28 (e) (f)	882,425	93,020
3.500%, 05/25/30 (e) (f)	467,331	53,889
4.000%, 03/25/42 (e) (f)	213,574	32,347
4.000%, 11/25/42 (e) (f)	123,501	20,917
4.500%, 07/25/27 (e) (f)	327,048	38,252
5.456%, 05/25/42 (d) (e)	196,955	23,569
5.500%, 04/25/35 (f)	538,659	603,021
5.500%, 04/25/37	230,966	261,230
Fannie Mae-ACES (CMO) 2.319%, 01/25/22 (d) (e)	1,627,280	149,476
3.329%, 10/25/23 (d)	505,000	538,873
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	921,495	966,809
3.000%, 08/01/29	637,952	670,566
3.000%, TBA (c)	200,000	209,078
3.500%, TBA (c)	1,500,000	1,583,019
Freddie Mac 20 Yr. Gold Pool 3.500%, 08/01/34	1,329,057	1,400,602
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	487,161	499,613
3.000%, 04/01/43	2,604,363	2,670,800
3.000%, 08/01/43	1,157,105	1,186,742
3.000%, TBA (c)	1,800,000	1,843,031
3.500%, 04/01/42	315,647	333,609
3.500%, 08/01/42	251,742	266,109
3.500%, 09/01/42	146,361	154,148
3.500%, 11/01/42	279,596	293,982
3.500%, 04/01/43	918,648	967,463
3.500%, 12/01/43	887,353	934,483
3.500%, TBA (c)	24,100,000	25,215,610
4.000%, 05/01/42	1,321,656	1,413,341
4.000%, 08/01/42	321,257	344,653
4.000%, 09/01/42	532,503	571,285
4.000%, 07/01/44	141,806	152,432
4.000%, 01/01/46	730,097	781,126
4.000%, 02/01/46	423,501	452,451
4.000%, TBA (c)	3,875,000	4,135,654
4.500%, 09/01/43	228,600	248,706
4.500%, 11/01/43	2,405,088	2,616,267
4.500%, TBA (c)	3,400,000	3,693,191
5.500%, 07/01/33	211,120	237,698
5.500%, 04/01/39	94,602	105,773
5.500%, 06/01/41	357,013	399,079
Freddie Mac ARM Non-Gold Pool 3.000%, 02/01/41 (d)	229,388	242,744

MSF-116

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.490%, 06/25/22 (d) (e)	1,902,553	$141,046
1.537%, 12/25/18 (d) (e)	3,128,102	110,655
1.707%, 03/25/22 (d) (e)	1,440,478	118,371
1.765%, 05/25/19 (d) (e)	2,408,169	111,045
Freddie Mac REMICS (CMO) Zero Coupon, 11/15/36 (k)	56,179	50,788
3.000%, 03/15/33 (e) (f)	280,060	35,684
4.000%, 07/15/27 (e) (f)	1,201,185	129,194
4.500%, 03/15/41	286,837	341,234
6.500%, 07/15/36 (f)	354,849	404,716
4.750%, 07/15/39 (f)	1,005,407	1,102,278
5.500%, 08/15/33	111,889	124,791
FREMF Mortgage Trust (CMO) 3.009%, 10/25/47 (144A) (d)	770,000	767,161
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	27,432	28,455
3.000%, 02/15/45	98,236	101,698
3.000%, 04/15/45	1,384,613	1,433,402
3.000%, 05/15/45	1,902,905	1,969,957
3.000%, 07/15/45	47,834	49,519
4.000%, 09/15/42	1,427,261	1,530,389
4.500%, 04/15/41	1,203,478	1,312,834
4.500%, 02/15/42	2,411,869	2,628,214
5.000%, 12/15/38	80,907	90,060
5.000%, 04/15/39	1,725,254	1,915,432
5.000%, 07/15/39	171,150	190,534
5.000%, 12/15/40	231,619	257,855
5.500%, 12/15/40	745,018	835,933
9.000%, 11/15/19	2,567	2,578
Ginnie Mae II 30 Yr. Pool 3.000%, 08/20/45	290,736	301,563
3.000%, 09/20/45	2,335,424	2,422,401
3.000%, TBA (c)	4,175,000	4,324,794
3.500%, TBA (c)	2,700,000	2,853,563
4.000%, TBA (c)	5,977,000	6,386,680
4.500%, TBA (c)	600,000	644,156
5.000%, 10/20/39	40,273	44,606
Government National Mortgage Association 0.905%, 02/16/53 (d) (e) (f)	2,986,899	187,718
Government National Mortgage Association (CMO) 4.000%, 05/16/42 (e) (f)	154,076	21,955
4.000%, 01/20/44 (e) (f)	106,111	24,845
4.000%, 11/20/44 (e) (f)	1,564,927	309,767
5.000%, 10/16/41 (e) (f)	667,028	111,959

		214,050,296

U.S. Treasury—1.2%
U.S. Treasury Bonds 2.750%, 08/15/42 (b) (g)	350,000	361,402
3.000%, 11/15/44 (g) (h)	595,000	642,065
U.S. Treasury Floating Rate Notes 0.370%, 07/31/16 (d) (g) (h)	4,100,000	4,100,365
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (g) (i)	9,007,891	9,083,774

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.625%, 12/31/16 (g)	250,000	250,098

		14,437,704

Total U.S. Treasury & Government Agencies (Cost $226,723,033)		228,488,000

Corporate Bonds & Notes—13.1%

Advertising—0.0%
Lamar Media Corp. 5.750%, 02/01/26 (144A)	20,000	21,000
Omnicom Group, Inc. 3.600%, 04/15/26	420,000	430,230

		451,230

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	130,000	132,067
Lockheed Martin Corp. 2.500%, 11/23/20	265,000	271,429
4.700%, 05/15/46	380,000	424,890
Triumph Group, Inc. 5.250%, 06/01/22	160,000	144,000

		972,386

Agriculture—0.2%
BAT International Finance plc 2.750%, 06/15/20 (144A)	490,000	503,902
Imperial Brands Finance plc 2.050%, 07/20/18 (144A)	200,000	200,536
2.950%, 07/21/20 (144A)	550,000	565,406
3.750%, 07/21/22 (144A)	310,000	323,641
Reynolds American, Inc. 3.250%, 06/12/20	517,000	540,656

		2,134,141

Apparel—0.0%
William Carter Co. (The) 5.250%, 08/15/21	290,000	297,975

Auto Manufacturers—0.6%
Daimler Finance North America LLC 1.650%, 03/02/18 (144A) (b)	1,445,000	1,446,733
Ford Motor Credit Co. LLC 1.461%, 03/27/17	1,560,000	1,557,861
2.240%, 06/15/18	535,000	535,680
3.200%, 01/15/21	375,000	383,290
4.207%, 04/15/16	125,000	125,111
4.250%, 02/03/17	400,000	408,925
General Motors Co. 6.600%, 04/01/36	205,000	225,580
6.750%, 04/01/46	85,000	96,625

MSF-117

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 2.400%, 04/10/18	575,000	$574,870
3.500%, 07/10/19	925,000	948,507
4.750%, 08/15/17	1,215,000	1,254,247
5.250%, 03/01/26	375,000	392,222

		7,949,651

Banks—4.3%
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 12/29/49 (EUR) (b) (d) (f)	800,000	840,680
9.000%, 05/29/49 (d)	800,000	822,000
Banco Santander S.A. 6.250%, 03/12/19 (EUR) (d)	1,000,000	1,019,645
Bank of America Corp. 3.950%, 04/21/25	350,000	348,235
4.000%, 04/01/24	545,000	571,683
4.000%, 01/22/25	1,410,000	1,412,139
4.125%, 01/22/24	265,000	280,711
6.050%, 05/16/16	700,000	704,824
7.750%, 05/14/38	825,000	1,127,027
Bank of Ireland 7.375%, 12/29/49 (EUR) (d) (f)	450,000	491,573
Bank of New York Mellon Corp. (The) 2.600%, 08/17/20	425,000	435,226
Bank of Nova Scotia (The) 4.500%, 12/16/25 (b)	1,530,000	1,527,448
Barclays Bank plc 6.050%, 12/04/17 (144A)	1,985,000	2,092,641
8.000%, 12/15/49 (EUR) (d)	550,000	603,940
Barclays plc 8.250%, 12/29/49 (d)	600,000	598,782
BNP Paribas S.A. 7.625%, 12/29/49 (144A) (d)	390,000	392,145
BPCE S.A. 5.150%, 07/21/24 (144A)	1,000,000	1,021,426
Capital One Financial Corp. 6.150%, 09/01/16	1,185,000	1,209,054
Capital One N.A. 1.650%, 02/05/18	925,000	918,337
2.350%, 08/17/18	580,000	582,986
CIT Group, Inc. 5.500%, 02/15/19 (144A)	485,000	501,732
Citigroup, Inc. 2.700%, 03/30/21	295,000	297,151
4.300%, 11/20/26	675,000	671,746
4.400%, 06/10/25	500,000	509,856
4.450%, 09/29/27	2,140,000	2,153,362
4.600%, 03/09/26	215,000	220,447
4.650%, 07/30/45	80,000	83,779
5.500%, 09/13/25	1,165,000	1,274,870
Cooperatieve Rabobank UA 5.500%, 01/22/49 (EUR) (d)	200,000	219,146
Credit Agricole S.A. 6.500%, 04/29/49 (EUR) (d)	325,000	360,809
8.125%, 09/19/33 (144A) (d)	225,000	244,125
8.125%, 12/29/49 (144A) (d)	525,000	523,729

Banks — (Continued)
Credit Suisse Group AG 6.250%, 12/29/49 (144A) (d)	1,695,000	1,556,515
Credit Suisse Group Funding Guernsey, Ltd. 3.125%, 12/10/20 (144A)	1,080,000	1,074,042
Credit Suisse Group Guernsey, Ltd. 7.875%, 02/24/41 (d)	250,000	253,250
Goldman Sachs Group, Inc. (The) 2.600%, 04/23/20	1,605,000	1,618,219
2.750%, 09/15/20	440,000	446,396
2.875%, 02/25/21	520,000	529,143
4.750%, 10/21/45	215,000	224,722
5.150%, 05/22/45	640,000	650,165
6.250%, 02/01/41	430,000	534,635
6.750%, 10/01/37	1,375,000	1,642,349
HSBC Holdings plc 3.400%, 03/08/21	765,000	780,677
4.250%, 08/18/25	1,100,000	1,086,658
5.250%, 03/14/44	280,000	283,983
5.250%, 12/29/49 (EUR) (d)	225,000	228,761
6.800%, 06/01/38	480,000	580,697
HSBC USA, Inc. 2.750%, 08/07/20	375,000	376,744
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	790,000	766,694
7.700%, 12/29/49 (144A) (d)	650,000	597,187
JPMorgan Chase & Co. 2.550%, 10/29/20	530,000	537,139
2.750%, 06/23/20	830,000	849,961
4.250%, 10/01/27	1,490,000	1,549,794
5.600%, 07/15/41	125,000	153,489
6.000%, 01/15/18	455,000	490,015
KBC Groep NV 5.625%, 03/29/49 (EUR) (b) (d)	190,000	210,093
LBI HF 6.100%, 08/25/11 (144A) (j)	320,000	38,400
Lloyds Banking Group plc 7.000%, 12/29/49 (GBP) (d)	280,000	382,545
Morgan Stanley 2.500%, 01/24/19	455,000	462,947
3.950%, 04/23/27	315,000	315,333
4.000%, 07/23/25	280,000	292,778
4.300%, 01/27/45	320,000	321,997
4.350%, 09/08/26	270,000	277,852
5.000%, 11/24/25	707,000	765,128
5.550%, 04/27/17	1,350,000	1,407,618
6.250%, 08/28/17	555,000	589,711
Royal Bank of Scotland Group plc 6.125%, 12/15/22	360,000	381,876
7.500%, 12/29/49 (d)	720,000	669,600
Santander Issuances S.A.U. 5.179%, 11/19/25	2,400,000	2,319,242
Societe Generale S.A. 8.250%, 09/29/49 (d)	635,000	639,762
SunTrust Banks, Inc. 3.500%, 01/20/17	270,000	274,224

MSF-118

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks — (Continued)
UBS Group AG 5.750%, 12/29/49 (EUR) (d)	250,000	$286,253
7.000%, 12/29/49 (d)	200,000	204,310
Wells Fargo & Co. 2.600%, 07/22/20	450,000	460,476
4.900%, 11/17/45	1,175,000	1,261,177
5.606%, 01/15/44	675,000	782,214

		53,216,025

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19	840,000	851,995
2.150%, 02/01/19	175,000	178,828
3.300%, 02/01/23	2,620,000	2,723,812
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	815,000	880,774
4.900%, 02/01/46	2,655,000	2,967,127
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	290,000	292,421
3.750%, 07/15/42	405,000	384,774

		8,279,731

Biotechnology—0.0%
Celgene Corp. 4.625%, 05/15/44	195,000	198,672
Gilead Sciences, Inc. 3.250%, 09/01/22	205,000	216,619

		415,291

Building Materials—0.1%
CRH America, Inc. 5.125%, 05/18/45 (144A)	500,000	511,014
Norbord, Inc. 6.250%, 04/15/23 (144A)	220,000	216,700
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	145,000	147,175
6.000%, 10/15/25 (144A)	220,000	232,650
USG Corp. 5.500%, 03/01/25 (144A) (b)	10,000	10,400

		1,117,939

Chemicals—0.1%
CF Industries, Inc. 4.950%, 06/01/43	500,000	435,168
5.150%, 03/15/34	485,000	456,742

		891,910

Commercial Services—0.1%
ADT Corp. (The) 6.250%, 10/15/21 (b)	190,000	190,950
Cardtronics, Inc. 5.125%, 08/01/22	220,000	217,250

Commercial Services — (Continued)
United Rentals North America, Inc. 4.625%, 07/15/23	105,000	104,344
5.500%, 07/15/25 (b)	135,000	134,296

		646,840

Computers—0.1%
Apple, Inc. 3.450%, 02/09/45	550,000	496,735
Hewlett Packard Enterprise Co. 2.450%, 10/05/17 (144A)	555,000	558,624
NCR Corp. 4.625%, 02/15/21	240,000	238,800

		1,294,159

Diversified Financial Services—0.3%
Aircastle, Ltd. 5.000%, 04/01/23	25,000	25,125
5.500%, 02/15/22	50,000	52,156
Intercontinental Exchange, Inc. 2.750%, 12/01/20	435,000	444,150
International Lease Finance Corp. 5.875%, 04/01/19	615,000	649,594
Navient Corp. 5.500%, 01/15/19	520,000	510,900
Synchrony Financial 2.600%, 01/15/19	740,000	741,580
Visa, Inc. 2.800%, 12/14/22	510,000	531,864
4.300%, 12/14/45	590,000	645,465

		3,600,834

Electric—0.2%
AES Corp. 5.500%, 03/15/24 (b)	325,000	317,687
Duke Energy Carolinas LLC 4.250%, 12/15/41	435,000	464,976
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	347,972
Electricite de France S.A. 4.950%, 10/13/45 (144A)	650,000	670,150
Exelon Corp. 2.850%, 06/15/20	565,000	576,579
NRG Energy, Inc. 6.250%, 07/15/22	200,000	186,000

		2,563,364

Electrical Components & Equipment—0.0%
EnerSys 5.000%, 04/30/23 (144A)	215,000	207,475

Environmental Control—0.0%
Clean Harbors, Inc. 5.250%, 08/01/20	210,000	215,229

MSF-119

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.1%
Kraft Heinz Foods Co. 2.000%, 07/02/18 (144A)	325,000	$328,007
2.800%, 07/02/20 (144A)	205,000	210,564
Sysco Corp. 2.500%, 07/15/21	430,000	434,995

		973,566

Forest Products & Paper—0.0%
Cascades, Inc. 5.500%, 07/15/22 (144A)	70,000	67,331
5.750%, 07/15/23 (144A)	120,000	113,250
Clearwater Paper Corp. 5.375%, 02/01/25 (144A)	220,000	214,775

		395,356

Gas—0.0%
Southern Star Central Corp. 5.125%, 07/15/22 (144A)	25,000	23,000

Healthcare-Products—0.1%
Danaher Corp. 2.400%, 09/15/20	110,000	113,568
Hologic, Inc. 5.250%, 07/15/22 (144A)	60,000	62,550
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 02/15/21 (144A)	190,000	200,925
Medtronic, Inc. 4.375%, 03/15/35	425,000	460,116
Stryker Corp. 2.625%, 03/15/21	390,000	397,694
Zimmer Biomet Holdings, Inc. 1.450%, 04/01/17	555,000	554,815

		1,789,668

Healthcare-Services—0.5%
Anthem, Inc. 2.300%, 07/15/18	202,000	204,298
3.500%, 08/15/24	900,000	910,871
4.625%, 05/15/42	400,000	394,854
CHS/Community Health Systems, Inc. 5.125%, 08/01/21	250,000	253,125
HCA, Inc. 6.500%, 02/15/20	535,000	587,163
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	40,000	41,600
Tenet Healthcare Corp. 6.000%, 10/01/20	460,000	489,900
UnitedHealth Group, Inc. 1.700%, 02/15/19	595,000	599,930
2.125%, 03/15/21	895,000	902,830
3.350%, 07/15/22	460,000	489,352
3.750%, 07/15/25	475,000	511,804
4.750%, 07/15/45	175,000	200,671
WellCare Health Plans, Inc. 5.750%, 11/15/20	110,000	113,850

		5,700,248

Holding Companies-Diversified—0.1%
Hutchison Whampoa International, Ltd. 2.000%, 11/08/17 (144A)	1,050,000	1,054,936

Home Builders—0.1%
CalAtlantic Group, Inc. 5.375%, 10/01/22	240,000	245,400
Lennar Corp. 4.500%, 06/15/19	215,000	221,988
Meritage Homes Corp. 6.000%, 06/01/25	220,000	220,000
PulteGroup, Inc. 4.250%, 03/01/21	20,000	20,300

		707,688

Insurance—0.1%
American International Group, Inc. 4.700%, 07/10/35	295,000	293,143
CNO Financial Group, Inc. 4.500%, 05/30/20	10,000	10,200
5.250%, 05/30/25	50,000	51,125
Manulife Financial Corp. 4.150%, 03/04/26	485,000	495,491
Marsh & McLennan Cos., Inc. 3.500%, 03/10/25	370,000	376,187
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	325,000	471,145
Radian Group, Inc. 7.000%, 03/15/21	80,000	82,840

		1,780,131

Iron/Steel—0.1%
ArcelorMittal 6.250%, 08/05/20 (b)	400,000	391,000
Steel Dynamics, Inc. 5.125%, 10/01/21	95,000	95,950
5.500%, 10/01/24	105,000	106,313
United States Steel Corp. 6.875%, 04/01/21	25,000	18,250
7.375%, 04/01/20 (b)	45,000	35,100

		646,613

Lodging—0.0%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22 (b)	296,000	298,498

Machinery-Construction & Mining—0.0%
Oshkosh Corp. 5.375%, 03/01/25	120,000	120,900

Machinery-Diversified—0.0%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	335,000	360,125
CNH Industrial Capital LLC 3.375%, 07/15/19	15,000	14,475

		374,600

MSF-120

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—1.3%
21st Century Fox America, Inc. 3.700%, 10/15/25 (b)	385,000	$403,120
6.150%, 03/01/37	685,000	806,370
CBS Corp. 4.000%, 01/15/26	150,000	156,675
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	10,000	10,200
5.250%, 09/30/22	290,000	298,700
5.750%, 09/01/23	60,000	62,250
CCO Safari LLC 3.579%, 07/23/20 (144A)	620,000	633,539
CCO Safari LLC 4.464%, 07/23/22 (144A)	815,000	851,893
4.908%, 07/23/25 (144A)	890,000	938,786
6.484%, 10/23/45 (144A)	1,140,000	1,268,508
Comcast Corp. 2.750%, 03/01/23	655,000	676,856
3.150%, 03/01/26	1,550,000	1,613,798
4.750%, 03/01/44	240,000	270,713
COX Communications, Inc. 3.250%, 12/15/22 (144A)	190,000	183,228
3.850%, 02/01/25 (144A) (b)	355,000	342,444
DISH DBS Corp. 7.875%, 09/01/19	490,000	539,000
Grupo Televisa S.A.B. 6.125%, 01/31/46	360,000	381,600
Liberty Interactive LLC 8.250%, 02/01/30	385,000	394,625
NBCUniversal Media LLC 5.150%, 04/30/20	601,000	683,214
Sky plc 2.625%, 09/16/19 (144A)	480,000	484,981
TEGNA, Inc. 4.875%, 09/15/21 (144A)	225,000	231,750
5.125%, 10/15/19	360,000	375,840
Time Warner Cable, Inc. 4.500%, 09/15/42	325,000	288,505
7.300%, 07/01/38	500,000	586,499
8.250%, 04/01/19	626,000	728,774
8.750%, 02/14/19	759,000	888,705
Time Warner, Inc. 3.600%, 07/15/25 (b)	350,000	359,257
4.850%, 07/15/45	275,000	279,750
6.500%, 11/15/36	535,000	620,635
Videotron, Ltd. 5.375%, 06/15/24 (144A)	195,000	202,312

		15,562,527

Mining—0.0%
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/25 (b)	180,000	175,424

Miscellaneous Manufacturing—0.1%
General Electric Co. 5.000%, 12/29/49 (d)	710,000	731,300

Oil & Gas—1.2%
Anadarko Petroleum Corp. 5.550%, 03/15/26	635,000	640,591
6.375%, 09/15/17	425,000	445,389
6.600%, 03/15/46	640,000	653,386
6.950%, 06/15/19	75,000	81,179
Antero Resources Corp. 5.625%, 06/01/23	100,000	92,000
BP Capital Markets plc 3.062%, 03/17/22	125,000	127,394
Cenovus Energy, Inc. 3.000%, 08/15/22	130,000	115,584
5.200%, 09/15/43	455,000	371,525
5.700%, 10/15/19	1,142,000	1,146,018
CNPC General Capital, Ltd. 1.450%, 04/16/16 (144A)	1,300,000	1,300,000
Concho Resources, Inc. 5.500%, 04/01/23	75,000	73,500
6.500%, 01/15/22	65,000	64,838
ConocoPhillips Co. 3.350%, 11/15/24 (b)	300,000	289,811
4.200%, 03/15/21	500,000	522,157
4.950%, 03/15/26	475,000	495,872
Continental Resources, Inc. 3.800%, 06/01/24	5,000	3,950
4.500%, 04/15/23	10,000	8,363
4.900%, 06/01/44	5,000	3,725
5.000%, 09/15/22	45,000	38,784
Ecopetrol S.A. 5.875%, 05/28/45	585,000	460,512
Encana Corp. 6.500%, 05/15/19	710,000	708,438
EOG Resources, Inc. 4.150%, 01/15/26 (b)	225,000	233,967
Exxon Mobil Corp. 2.222%, 03/01/21	565,000	575,002
2.726%, 03/01/23	475,000	483,095
3.043%, 03/01/26	230,000	235,396
Harvest Operations Corp. 6.875%, 10/01/17	210,000	127,575
Hess Corp. 5.600%, 02/15/41	210,000	186,538
6.000%, 01/15/40	260,000	239,559
Kerr-McGee Corp. 6.950%, 07/01/24	480,000	508,061
Marathon Oil Corp. 2.700%, 06/01/20	595,000	504,919
MEG Energy Corp. 7.000%, 03/31/24 (144A)	136,000	80,240
Noble Energy, Inc. 4.150%, 12/15/21	320,000	319,451
Petrobras Global Finance B.V. 5.375%, 10/01/29 (GBP) (f)	420,000	374,254
6.750%, 01/27/41	595,000	427,805

MSF-121

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos 3.500%, 07/23/20	180,000	$176,400
5.500%, 02/04/19 (144A)	380,000	398,050
5.500%, 06/27/44	625,000	519,313
6.375%, 02/04/21 (144A)	195,000	207,968
Pioneer Natural Resources Co. 3.450%, 01/15/21	65,000	64,657
3.950%, 07/15/22	120,000	121,856
4.450%, 01/15/26	330,000	332,595
QEP Resources, Inc. 5.375%, 10/01/22	5,000	4,388
6.800%, 03/01/20 (f)	15,000	13,969
SM Energy Co. 6.125%, 11/15/22	55,000	40,095
Statoil ASA 3.700%, 03/01/24 (b)	90,000	94,006
3.950%, 05/15/43	525,000	500,363
Tesoro Corp. 5.125%, 04/01/24	150,000	147,375
Zhaikmunai LLP 7.125%, 11/13/19	280,000	221,956

		14,781,869

Oil & Gas Services—0.0%
Halliburton Co. 2.700%, 11/15/20	295,000	299,491

Packaging & Containers—0.0%
Graphic Packaging International, Inc. 4.875%, 11/15/22	220,000	223,300
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A) (b)	95,000	98,978

		322,278

Pharmaceuticals—0.4%
Actavis Funding SCS 2.350%, 03/12/18	1,915,000	1,937,620
3.000%, 03/12/20	1,020,000	1,048,772
Cardinal Health, Inc. 1.950%, 06/15/18	265,000	266,238
EMD Finance LLC 2.950%, 03/19/22 (144A)	600,000	612,428
Mylan NV 3.000%, 12/15/18 (144A)	280,000	283,843
3.750%, 12/15/20 (144A)	325,000	332,528
Perrigo Co. plc 1.300%, 11/08/16	335,000	333,432
Quintiles Transnational Corp. 4.875%, 05/15/23 (144A)	85,000	87,202

		4,902,063

Pipelines—0.3%
DCP Midstream LLC 5.350%, 03/15/20 (144A)	25,000	21,513
9.750%, 03/15/19 (144A)	30,000	28,687

Pipelines—(Continued)
DCP Midstream Operating L.P. 2.700%, 04/01/19	30,000	26,800
3.875%, 03/15/23	20,000	16,425
4.950%, 04/01/22	66,000	57,998
5.600%, 04/01/44	50,000	36,798
Energy Transfer Equity L.P. 7.500%, 10/15/20	390,000	375,375
Energy Transfer Partners L.P. 4.750%, 01/15/26	165,000	149,944
Kinder Morgan Energy Partners L.P. 5.300%, 09/15/20	135,000	140,637
Kinder Morgan Energy Partners L.P. 6.500%, 04/01/20	50,000	53,257
6.850%, 02/15/20	95,000	103,802
Kinder Morgan, Inc. 5.050%, 02/15/46 (b)	620,000	527,601
Magellan Midstream Partners L.P. 5.000%, 03/01/26	145,000	156,807
MPLX L.P. 4.875%, 12/01/24 (144A)	105,000	96,940
4.875%, 06/01/25 (144A)	100,000	91,183
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	200,000	194,298
Sunoco Logistics Partners Operations L.P. 4.250%, 04/01/24	300,000	275,388
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19 (144A)	130,000	129,350
6.250%, 10/15/22 (144A) (b)	200,000	198,000
Williams Partners L.P. 3.600%, 03/15/22	1,075,000	885,173
4.300%, 03/04/24	260,000	216,220

		3,782,196

Real Estate—0.1%
Prologis L.P. 3.350%, 02/01/21	975,000	1,015,692

Real Estate Investment Trusts—0.4%
American Tower Corp. 3.400%, 02/15/19	385,000	394,679
4.500%, 01/15/18	425,000	442,849
Brandywine Operating Partnership L.P. 3.950%, 02/15/23	775,000	768,958
Duke Realty L.P. 3.625%, 04/15/23	420,000	422,260
HCP, Inc. 4.000%, 06/01/25	995,000	956,187
Kimco Realty Corp. 3.125%, 06/01/23	605,000	598,888
3.400%, 11/01/22	200,000	202,735
Liberty Property L.P. 4.125%, 06/15/22	525,000	546,756

MSF-122

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Ventas Realty L.P. / Ventas Capital Corp. 2.700%, 04/01/20	465,000	$468,178
Welltower, Inc. 4.500%, 01/15/24	310,000	321,807

		5,123,297

Retail—0.2%
CVS Health Corp. 2.800%, 07/20/20	750,000	778,390
3.875%, 07/20/25	365,000	393,881
5.125%, 07/20/45	710,000	822,267
Group 1 Automotive, Inc. 5.000%, 06/01/22 (b)	205,000	202,950
McDonald’s Corp. 2.750%, 12/09/20	230,000	238,217
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/01/25	45,000	47,925
5.750%, 06/01/22	45,000	47,081

		2,530,711

Savings & Loans—0.1%
Nationwide Building Society 6.875%, 12/29/49 (GBP) (d)	730,000	980,312

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC 4.625%, 06/15/22 (144A)	200,000	205,250
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	180,000	181,350
5.625%, 11/01/24 (144A)	20,000	20,800

		407,400

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	25,000	26,156

Software—0.1%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	420,000	441,525
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	40,050
5.375%, 08/15/23 (144A)	215,000	220,375
MSCI, Inc. 5.250%, 11/15/24 (144A)	75,000	77,437
5.750%, 08/15/25 (144A)	65,000	68,413
Open Text Corp. 5.625%, 01/15/23 (144A)	80,000	81,600

		929,400

Telecommunications—0.8%
AT&T, Inc. 3.600%, 02/17/23	570,000	592,159
4.500%, 05/15/35	195,000	192,289
4.750%, 05/15/46	560,000	546,256
5.150%, 03/15/42	439,000	442,491
Cisco Systems, Inc. 2.200%, 02/28/21	1,315,000	1,341,163
CommScope, Inc. 4.375%, 06/15/20 (144A)	135,000	138,712
Digicel Group, Ltd. 7.125%, 04/01/22	530,000	412,022
Frontier Communications Corp. 10.500%, 09/15/22 (144A)	65,000	66,625
GTP Acquisition Partners LLC 3.482%, 06/15/50 (144A)	1,355,000	1,373,292
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	130,000	122,444
Nokia Oyj 6.625%, 05/15/39	200,000	208,000
Sprint Communications, Inc. 7.000%, 03/01/20 (144A) (b)	540,000	540,000
T-Mobile USA, Inc. 6.731%, 04/28/22	400,000	417,920
Telecom Italia Capital S.A. 6.000%, 09/30/34	20,000	19,011
6.375%, 11/15/33	5,000	4,925
7.721%, 06/04/38	15,000	15,722
Verizon Communications, Inc. 4.400%, 11/01/34	535,000	540,857
4.672%, 03/15/55	2,128,000	2,042,880
5.012%, 08/21/54	523,000	524,689
Wind Acquisition Finance S.A. 4.750%, 07/15/20 (144A)	200,000	189,000

		9,730,457

Transportation—0.1%
FedEx Corp. 3.250%, 04/01/26	160,000	164,191
4.550%, 04/01/46	315,000	323,727
Kansas City Southern 3.000%, 05/15/23 (144A)	1,015,000	985,385
Ryder System, Inc. 2.550%, 06/01/19	260,000	260,496
Union Pacific Corp. 2.750%, 03/01/26	120,000	122,026

		1,855,825

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.875%, 07/11/22 (144A)	1,180,000	1,259,976

Total Corporate Bonds & Notes (Cost $163,496,706)		162,535,758

MSF-123

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—7.5%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.7%
Adjustable Rate Mortgage Trust 0.696%, 01/25/36 (d)	75,397	$61,240
0.703%, 11/25/35 (d)	466,927	420,188
0.933%, 01/25/36 (d)	336,904	287,587
Banc of America Funding Trust 0.662%, 02/20/47 (d)	1,616,457	1,318,426
Bear Stearns Adjustable Rate Mortgage Trust 2.936%, 07/25/36 (d)	728,200	623,990
Bear Stearns ALT-A Trust 0.913%, 02/25/36 (d)	953,417	764,365
Bear Stearns Mortgage Funding Trust 0.613%, 10/25/36 (d)	506,435	384,946
0.633%, 02/25/37 (d)	1,025,274	783,661
CHL Mortgage Pass-Through Trust 2.682%, 03/20/36 (d)	105,396	92,816
Countrywide Alternative Loan Trust 0.703%, 01/25/36 (d)	358,414	290,731
0.756%, 11/25/35 (d)	217,999	177,480
0.833%, 10/25/36 (d)	55,035	37,545
1.233%, 12/25/35 (d)	288,477	234,745
5.500%, 11/25/35	1,238,202	1,151,778
5.500%, 12/25/35	140,918	121,024
5.750%, 05/25/36	86,599	71,434
6.000%, 12/25/36	219,717	162,499
Countrywide Home Loan Mortgage Pass-Through Trust 0.633%, 04/25/46 (d)	444,333	338,409
1.113%, 02/25/35 (d)	232,327	199,718
1.113%, 03/25/35 (d)	254,006	202,707
2.566%, 06/20/35 (d)	36,583	35,076
2.746%, 09/25/47 (d)	936,918	836,568
Deutsche ALT-A Securities Mortgage Loan Trust 0.583%, 12/25/36 (d)	529,424	430,488
DSLA Mortgage Loan Trust 1.242%, 03/19/46 (d)	157,195	112,000
Fannie Mae Connecticut Avenue Securities 3.033%, 05/25/24 (d)	400,000	356,843
3.333%, 07/25/24 (d)	415,000	380,017
3.433%, 07/25/24 (d)	870,000	799,246
4.433%, 05/25/25 (d)	170,000	165,352
5.333%, 11/25/24 (d)	250,000	252,135
Freddie Mac Structured Agency Credit Risk Debt Notes 2.083%, 04/25/24 (d)	525,000	519,216
2.283%, 10/25/27 (d)	370,000	365,950
2.833%, 10/25/24 (d)	328,229	331,190
2.833%, 01/25/25 (d)	525,000	531,700
2.933%, 08/25/24 (d)	650,000	657,115
3.033%, 12/25/27 (d)	1,870,000	1,870,586
3.083%, 03/25/28 (d)	1,000,000	998,749
3.283%, 04/25/28 (d)	1,941,000	1,954,083
GSR Mortgage Loan Trust 0.736%, 01/25/37 (d)	1,032,946	636,942
0.933%, 11/25/35 (d)	693,618	463,034
2.910%, 01/25/36 (d)	1,028,822	939,977
6.000%, 07/25/37	517,808	465,174

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust 1.132%, 01/19/35 (d) (f)	113,866	74,626
IndyMac INDX Mortgage Loan Trust 2.916%, 10/25/35 (d)	101,117	85,497
JPMorgan Mortgage Trust 2.760%, 05/25/36 (d)	62,273	54,879
Lehman XS Trust 0.623%, 11/25/46 (d) (f)	1,060,694	817,288
0.673%, 06/25/47 (d)	985,068	653,568
LSTAR Securities Investment Trust 2.426%, 01/01/20 (144A) (d)	1,288,457	1,269,367
2.426%, 04/01/20 (144A) (d)	1,817,612	1,763,084
2.439%, 10/01/20 (144A) (d)	1,511,168	1,481,372
Luminent Mortgage Trust 0.633%, 10/25/46 (d)	165,552	139,127
0.693%, 11/25/35 (d)	85,083	75,697
MASTR Adjustable Rate Mortgages Trust 0.673%, 05/25/37 (d)	167,895	103,208
2.338%, 09/25/33 (d)	164,911	155,479
Morgan Stanley Mortgage Loan Trust 2.964%, 05/25/36 (d)	555,102	392,891
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.560%, 06/25/36 (d)	85,630	63,313
Residential Accredit Loans, Inc. Trust 0.653%, 02/25/46 (d)	487,029	196,642
0.733%, 04/25/36 (d)	809,627	535,118
1.151%, 09/25/46 (d)	666,815	459,881
6.000%, 12/25/35	470,587	402,378
Residential Asset Securitization Trust 0.883%, 03/25/35 (d)	380,286	293,366
RFMSI Trust 2.908%, 08/25/35 (d)	139,176	103,436
Structured Adjustable Rate Mortgage Loan Trust 0.733%, 09/25/34 (d)	108,971	93,548
Structured Asset Mortgage Investments Trust 0.663%, 02/25/36 (d)	187,273	140,547
Towd Point Mortgage Trust 2.750%, 02/25/55 144A	400,000	399,520
WaMu Mortgage Pass-Through Certificates Trust 0.853%, 06/25/44 (d)	182,239	161,995
1.142%, 12/25/46 (d)	136,518	105,130
1.331%, 07/25/46 (d)	118,158	94,428
2.155%, 11/25/46 (d)	115,963	102,271
2.211%, 06/25/37 (d)	61,091	51,664
Washington Mutual Mortgage Pass-Through Certificates 1.033%, 07/25/36 (d)	172,771	95,587
Wells Fargo Alternative Loan Trust 2.744%, 12/28/37 (d)	36,577	30,513
Wells Fargo Mortgage-Backed Securities Trust 2.736%, 10/25/36 (d)	497,822	454,501
2.757%, 10/25/35 (d)	1,541,000	1,463,955

		33,140,606

MSF-124

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—4.8%
Banc of America Commercial Mortgage Trust 3.117%, 09/15/48 (144A) (d)	548,000	$340,996
3.705%, 09/15/48	95,000	101,477
5.492%, 02/10/51	620,782	641,812
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,520,000	2,571,100
Bear Stearns Commercial Mortgage Securities Trust 5.142%, 10/12/42 (d)	145,000	143,346
5.694%, 06/11/50 (d)	643,474	667,891
5.728%, 04/12/38 (d)	54,107	54,085
CD Mortgage Trust 6.119%, 11/15/44 (d)	80,000	84,179
Citigroup Commercial Mortgage Trust 1.129%, 07/10/47 (d) (e)	4,613,992	300,824
1.173%, 04/10/48 (d) (e)	5,057,842	365,225
2.935%, 04/10/48	85,000	85,601
3.110%, 04/10/48 (144A)	580,000	370,023
3.192%, 04/10/48	125,000	128,222
3.622%, 07/10/47	285,100	303,292
3.762%, 06/10/48	295,000	315,866
3.818%, 11/10/48	220,000	237,025
4.023%, 03/10/47	655,000	715,295
4.400%, 03/10/47 (144A) (d) (l)	130,000	91,768
6.137%, 12/10/49 (d)	440,000	448,944
COBALT CMBS Commercial Mortgage Trust 5.254%, 08/15/48	140,000	139,025
Commercial Mortgage Pass-Through Certificates Mortgage Trust 1.006%, 02/10/47 (d) (e)	3,883,774	147,068
1.929%, 10/15/45 (d) (e)	456,123	37,584
2.853%, 10/15/45	225,000	232,217
3.101%, 03/10/46	145,000	150,878
3.183%, 02/10/48	145,000	149,865
3.213%, 03/10/46	280,000	293,304
3.350%, 02/10/48	320,000	332,847
3.424%, 03/10/31 (144A)	1,065,000	1,119,541
3.463%, 08/10/55 (d)	235,000	159,462
3.472%, 10/10/48 (144A) (d)	475,000	330,872
3.497%, 05/10/48	350,000	368,528
3.528%, 12/10/47	375,000	397,839
3.612%, 06/10/46 (d)	245,000	262,649
3.612%, 10/10/48	335,000	355,446
3.620%, 07/10/50	130,000	137,936
3.694%, 08/10/47	395,000	419,888
3.696%, 08/10/55	385,000	411,484
3.796%, 08/10/47	85,000	91,851
3.961%, 03/10/47	30,000	32,482
4.074%, 02/10/47 (d)	115,000	126,585
4.231%, 07/10/45 (d)	680,134	760,953
4.236%, 02/10/47 (d)	100,000	111,414
4.573%, 10/15/45 (144A) (d) (l)	165,000	117,203
4.750%, 10/15/45 (144A) (d) (l)	220,000	180,006
6.095%, 12/10/49 (d)	1,246,695	1,302,142
Commercial Mortgage Trust 3.902%, 07/10/50	210,000	227,180
4.210%, 08/10/46 (d)	175,000	194,907

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Commercial Mortgage Trust 5.699%, 06/15/39 (d)	232,760	238,013
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	5,727	5,723
CSAIL Commercial Mortgage Trust 0.898%, 06/15/57 (d) (e)	13,396,193	742,572
1.065%, 11/15/48 (d) (e)	1,164,488	78,189
3.361%, 08/15/48 (d)	405,000	284,252
3.718%, 08/15/48	1,553,000	1,656,631
3.808%, 11/15/48	355,000	380,400
FREMF Mortgage Trust 5.249%, 09/25/43 (144A) (d)	855,000	930,104
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (d)	185,000	182,851
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,221,742
GS Mortgage Securities Corp. II 3.382%, 05/10/50	510,000	530,665
GS Mortgage Securities Corp. Trust 3.633%, 06/05/31 (144A)	130,000	132,594
GS Mortgage Securities Trust 0.271%, 07/10/46 (d) (e)	12,805,986	101,772
1.616%, 08/10/44 (144A) (d) (e)	1,528,323	61,256
3.268%, 11/10/48	220,042	160,413
3.582%, 06/10/47 (144A) (l)	195,000	116,173
3.674%, 04/10/47 (144A)	235,000	173,919
3.862%, 06/10/47	1,015,000	1,096,388
3.998%, 04/10/47	520,000	565,950
4.074%, 01/10/47	315,000	344,351
4.511%, 11/10/47 (144A) (d)	205,000	157,420
4.867%, 04/10/47 (144A) (d) (l)	585,000	455,437
Hilton USA Trust 2.662%, 11/05/30 (144A)	1,055,000	1,056,388
3.191%, 11/05/30 (144A) (d)	231,212	230,029
JPMBB Commercial Mortgage Securities Trust 0.872%, 09/15/47 (d) (e)	4,794,367	197,246
3.179%, 02/15/48	350,033	359,288
3.598%, 11/15/48	335,000	353,502
3.611%, 05/15/48	150,000	158,605
3.740%, 10/15/48 (144A) (d)	220,000	154,921
3.775%, 08/15/47	600,000	645,526
3.997%, 04/15/47	570,000	622,979
4.199%, 01/15/47	1,280,000	1,420,316
JPMorgan Chase Commercial Mortgage Securities Corp. 2.840%, 12/15/47	675,000	694,789
4.420%, 12/15/47 (144A) (d) (l)	245,000	193,069
JPMorgan Chase Commercial Mortgage Securities Trust 1.938%, 02/12/51 (d)	1,689,523	1,625,563
2.733%, 10/15/45 (144A) (d) (l)	400,000	241,760
3.905%, 05/05/30 (144A)	890,605	946,299
4.000%, 08/15/46 (144A) (d) (l)	105,000	90,343
4.659%, 10/15/45 (144A) (d)	180,000	168,951
5.336%, 05/15/47	1,383,950	1,404,951

MSF-125

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 5.399%, 05/15/45	366,408	$367,042
5.716%, 02/15/51	259,037	267,785
6.068%, 02/12/51	724,753	755,503
LB-UBS Commercial Mortgage Trust 6.084%, 04/15/41 (d)	405,592	428,760
ML-CFC Commercial Mortgage Trust 5.419%, 08/12/48	340,000	343,728
5.700%, 09/12/49	1,564,640	1,622,224
Morgan Stanley Bank of America Merrill Lynch Trust 1.130%, 10/15/48 (d) (e)	917,981	69,083
1.158%, 12/15/47 (d) (e)	2,956,567	183,295
2.918%, 02/15/46	130,000	133,282
3.060%, 10/15/48 (144A)	360,000	234,932
3.134%, 12/15/48	315,000	326,708
3.176%, 08/15/45	245,000	256,163
3.526%, 12/15/47	275,166	290,251
4.064%, 02/15/47	1,295,000	1,418,802
4.500%, 08/15/45 (144A) (l)	250,000	174,424
Morgan Stanley Capital Trust 5.179%, 07/15/49 (144A) (d) (l)	265,000	223,999
5.332%, 10/12/52 (144A) (d)	135,000	126,035
5.569%, 12/15/44	977,620	1,015,496
5.692%, 04/15/49 (d)	2,185,000	2,237,296
6.268%, 01/11/43 (144A) (d)	175,000	168,030
Morgan Stanley Re-REMIC Trust 5.794%, 08/12/45 (144A) (d)	199,595	204,278
5.794%, 08/15/45 (144A) (d)	1,035,032	1,058,392
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	250,000	243,392
4.144%, 01/05/43 (144A) (d)	515,000	506,592
UBS-Barclays Commercial Mortgage Trust 3.091%, 08/10/49	355,000	368,589
3.185%, 03/10/46	735,000	762,594
3.244%, 04/10/46	160,119	166,705
4.089%, 03/10/46 (144A) (d) (l)	155,000	121,083
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,132,835
Wells Fargo Commercial Mortgage Trust 1.192%, 09/15/57 (d) (e)	8,495,687	602,273
1.204%, 05/15/48 (d) (e)	3,947,254	289,250
2.881%, 05/15/48 (144A) (d)	510,000	300,543
2.918%, 10/15/45	320,000	330,404
3.356%, 09/15/58 (144A) (l)	245,000	136,733
3.817%, 08/15/50	520,000	560,507
3.839%, 09/15/58	185,000	199,326
3.957%, 12/15/47 (144A) (d)	72,000	50,516
4.105%, 05/15/48 (d)	125,000	93,248
4.225%, 06/15/48 (d)	150,000	109,523
WF-RBS Commercial Mortgage Trust 1.416%, 03/15/47 (d) (e)	2,433,526	164,978
2.870%, 11/15/45	400,000	411,601
2.875%, 12/15/45	175,000	179,961
3.016%, 11/15/47 (144A) (l)	550,000	326,414
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 3.071%, 03/15/45	185,000	192,199
3.631%, 11/15/47	170,000	180,680
3.678%, 08/15/47	840,000	897,272
3.995%, 05/15/47	160,281	174,777
4.101%, 03/15/47	845,000	927,905
4.353%, 03/15/48 (144A) (d)	55,000	48,530
4.902%, 06/15/44 (144A) (d)	650,000	730,954
5.000%, 06/15/44 (144A) (d) (l)	105,000	89,719
5.000%, 04/15/45 (144A) (d) (l)	130,000	103,332
5.561%, 04/15/45 (144A) (d)	255,000	253,530

		59,300,940

Total Mortgage-Backed Securities (Cost $93,011,898)		92,441,546

Asset-Backed Securities—6.9%

Asset-Backed - Automobile—0.5%
AmeriCredit Automobile Receivables Trust 2.290%, 11/08/19	100,000	100,526
2.720%, 09/09/19	620,000	626,619
3.310%, 10/08/19	245,000	249,744
Credit Acceptance Auto Loan Trust 1.550%, 10/15/21 (144A)	690,000	688,407
First Investors Auto Owner Trust 1.810%, 10/15/18 (144A)	195,000	194,943
2.390%, 11/16/20 (144A)	285,000	283,856
Flagship Credit Auto Trust 1.210%, 04/15/19 (144A)	116,665	116,139
GM Financial Automobile Leasing Trust 1.960%, 03/20/18 (144A)	200,000	199,742
Santander Drive Auto Receivables Trust 2.360%, 04/15/20	785,000	787,529
3.120%, 10/15/19 (144A)	300,000	303,807
3.780%, 10/15/19 (144A)	195,000	198,717
4.670%, 01/15/20 (144A)	1,085,000	1,102,142
Westlake Automobile Receivables Trust 1.580%, 04/15/20 (144A)	1,335,000	1,334,161

		6,186,332

Asset-Backed - Home Equity—0.3%
GSAA Home Equity Trust 0.483%, 12/25/46 (d) (f)	127,777	79,871
0.503%, 12/25/46 (d) (f)	402,716	197,902
0.533%, 03/25/37 (d) (f)	880,852	441,510
0.653%, 05/25/47 (d) (f)	30,052	20,849
0.663%, 04/25/47 (d) (f)	284,300	172,251
0.673%, 11/25/36 (d) (f)	371,709	211,335
0.733%, 03/25/36 (d) (f)	1,661,748	1,098,839
5.876%, 09/25/36 (f)	175,083	90,767
5.985%, 06/25/36 (d) (f)	669,416	331,825
Morgan Stanley ABS Capital, Inc. Trust 0.583%, 06/25/36 (d) (f)	77,022	66,217

MSF-126

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Renaissance Home Equity Loan Trust 5.909%, 04/25/37 (f)	684,306	$339,178
6.120%, 11/25/36 (f)	266,894	148,035
Soundview Home Loan Trust 0.683%, 11/25/36 (d) (f)	595,000	391,311

		3,589,890

Asset-Backed - Other—6.1%
AMMC CLO, Ltd. 2.069%, 07/27/26 (144A) (d)	1,340,000	1,320,589
Apidos CLO 2.070%, 01/19/25 (144A) (d)	895,000	887,308
2.120%, 04/17/26 (144A) (d)	1,595,000	1,589,105
2.170%, 01/16/27 (144A) (d)	480,000	476,339
2.472%, 07/15/23 (144A) (d)	465,000	446,162
Ares CLO, Ltd. 1.474%, 04/20/23 (144A) (d)	1,008,871	995,380
2.140%, 04/17/26 (144A) (d)	1,475,000	1,456,545
Atlas Senior Loan Fund, Ltd. 2.162%, 10/15/26 (144A) (d)	1,190,000	1,181,108
2.170%, 07/16/26 (144A) (d)	615,000	610,389
Atrium CDO Corp. 2.071%, 11/16/22 (144A) (d)	550,000	544,873
Avery Point CLO, Ltd. 2.139%, 04/25/26 (144A) (d)	1,460,000	1,455,046
Babson CLO, Ltd. 2.114%, 07/20/25 (144A) (d)	340,000	337,330
Battalion CLO, Ltd. 2.021%, 10/22/25 (144A) (d)	615,000	609,077
Benefit Street Partners CLO, Ltd. 1.822%, 07/15/24 (144A) (d)	320,000	314,095
Carlyle Global Market Strategies CLO, Ltd. 2.091%, 04/27/27 (144A) (d)	1,425,000	1,412,578
Cent CLO, Ltd. 1.916%, 01/30/25 (144A) (d)	1,135,000	1,122,289
2.100%, 11/07/26 (144A) (d)	760,000	751,499
2.110%, 04/17/26 (144A) (d)	1,345,000	1,337,098
2.111%, 07/27/26 (144A) (d)	940,000	930,337
2.670%, 04/17/26 (144A) (d)	530,000	513,310
CIFC Funding, Ltd. 2.105%, 05/24/26 (144A) (d)	1,580,000	1,566,660
2.120%, 04/18/25 (144A) (d)	1,585,000	1,574,276
2.409%, 08/14/24 (144A) (d)	985,000	967,333
3.336%, 12/05/24 (144A) (d)	950,000	924,390
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A) (l)	156,029	156,073
Dryden Senior Loan Fund 2.047%, 07/15/27 (144A) (d)	1,215,000	1,204,108
2.102%, 07/15/26 (144A) (d)	1,605,000	1,592,722
Finance America Mortgage Loan Trust 1.483%, 09/25/33 (d) (f)	108,587	99,108
Flatiron CLO, Ltd. 2.520%, 07/17/26 (144A) (d)	330,000	309,128
Ford Credit Floorplan Master Owner Trust 1.400%, 02/15/19	230,000	229,061
2.860%, 01/15/19	139,000	140,228
3.500%, 01/15/19	265,000	268,432

Asset-Backed - Other—(Continued)
Fremont Home Loan Trust 1.483%, 12/25/33 (d) (f)	101,130	95,671
Galaxy XV CLO, Ltd. 1.872%, 04/15/25 (144A) (d)	400,000	395,445
GMACM Home Equity Loan Trust 0.936%, 10/25/34 (144A) (d)	112,554	102,881
Green Tree Agency Advance Funding Trust 3.095%, 10/15/48 (144A)	705,000	705,635
Highbridge Loan Management, Ltd. 2.071%, 05/05/27 (144A) (d)	895,000	883,751
KKR Financial CLO, Ltd. 1.772%, 07/15/25 (144A) (d)	565,000	553,337
Knollwood CDO, Ltd. 3.820%, 01/10/39 (144A) (d)	582,993	6
Lehman XS Trust 0.693%, 11/25/35 (d) (f)	251,996	167,786
Limerock CLO, Ltd. 2.121%, 04/18/26 (144A) (d)	1,590,000	1,571,637
Madison Park Funding, Ltd. 1.899%, 10/23/25 (144A) (d)	1,341,165	1,327,195
2.124%, 07/20/26 (144A) (d)	1,485,000	1,477,496
Magnetite CLO, Ltd. 5.122%, 01/15/25 (144A) (d) (l)	1,125,000	1,072,533
Magnetite, Ltd. 2.039%, 07/25/26 (144A) (d)	1,255,000	1,245,640
2.102%, 04/15/26 (144A) (d)	970,000	967,331
2.122%, 04/15/27 (144A) (d)	955,000	948,881
2.569%, 07/25/26 (144A) (d)	1,010,000	985,298
Nationstar HECM Loan Trust 2.981%, 02/25/26 (144A)	746,569	746,644
Neuberger Berman CLO, Ltd. 2.089%, 08/04/25 (144A) (d)	1,230,000	1,215,727
2.092%, 04/15/26 (144A) (d)	1,170,000	1,164,152
NRZ Advance Receivables Trust Advance Receivables Backed 3.302%, 08/17/48 (144A)	3,710,000	3,729,607
Oak Hill Credit Partners, Ltd. 2.094%, 07/20/26 (144A) (d)	455,000	451,122
Oaktree EIF, Ltd. 2.167%, 02/15/26 (144A) (d)	1,345,000	1,332,158
OCP CLO, Ltd. 2.151%, 04/17/27 (144A) (d)	1,230,000	1,210,577
Octagon Investment Partners, Ltd. 1.740%, 07/17/25 (144A) (d)	720,000	708,019
Ocwen Master Advance Receivables Trust 2.537%, 09/17/46 (144A)	1,125,000	1,124,377
OHA Credit Partners, Ltd. 1.744%, 04/20/25 (144A) (d)	1,612,000	1,591,985
OHA Loan Funding, Ltd. 1.888%, 08/23/24 (144A) (d)	695,000	689,479
2.118%, 02/15/27 (144A) (d)	1,575,000	1,561,778
OneMain Financial Issuance Trust 4.100%, 03/20/28 144A	1,650,000	1,660,444
OZLM Funding, Ltd. 1.771%, 07/22/25 (144A) (d)	1,205,000	1,190,091

MSF-127

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OZLM XII, Ltd. 2.066%, 04/30/27 (144A) (d)	1,360,000	$1,337,922
Race Point CLO, Ltd 2.132%, 04/15/27 (144A) (d)	1,610,000	1,593,071
SBA Tower Trust 2.898%, 10/15/44 (144A)	845,000	848,998
Securitized Asset-Backed Receivables LLC Trust 0.523%, 07/25/36 (d) (f)	571,248	252,627
Seneca Park CLO, Ltd. 2.100%, 07/17/26 (144A) (d)	1,095,000	1,088,226
Shackleton CLO 2.100%, 07/17/26 (144A) (d)	1,105,000	1,097,801
Sound Point CLO, Ltd. 1.994%, 01/21/26 (144A) (d)	1,415,000	1,394,011
2.152%, 04/15/27 (144A) (d)	1,315,000	1,300,757
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A) (l)	732,712	729,694
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	1,085,471	1,082,545
SPS Servicer Advance Receivables Trust 2.920%, 07/15/47 (144A)	1,185,000	1,185,690
Symphony CLO, Ltd. 2.104%, 07/14/26 (144A) (d)	1,295,000	1,288,866
2.367%, 01/09/23 (144A) (d)	1,280,000	1,252,573
Treman Park CLO LLC 2.124%, 04/20/27 (144A) (d)	1,350,000	1,342,931
Voya CLO, Ltd. 2.100%, 04/18/27 (144A) (d)	1,265,000	1,256,880
2.720%, 04/18/27 (144A) (d)	440,000	429,762

		75,681,013

Total Asset-Backed Securities (Cost $86,945,705)		85,457,235

Floating Rate Loans (m)—2.2%

Aerospace/Defense—0.0%
Transdigm, Inc. Term Loan E, 3.500%, 05/14/22	396,192	389,853

Agriculture—0.0%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.750%, 05/20/21	284,925	262,131
Incremental Term Loan, 4.750%, 05/20/21	123,741	114,482

		376,613

Auto Manufacturers—0.0%
FCA U.S. LLC Term Loan B, 3.250%, 12/31/18	512,322	512,194

Chemicals—0.2%
Chemours Co. (The) Term Loan B, 3.750%, 05/12/22	208,425	198,742

Chemicals—(Continued)
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	1,032,831	1,025,569
Nexeo Solutions LLC Term Loan B3, 5.000%, 09/08/17	726,610	725,702

		1,950,013

Coal—0.0%
Arch Coal, Inc. Delayed Draw Term Loan, 5.000%, 01/31/17 (f) (n)	75,000	72,375
Term Loan B, 7.500%, 05/16/18	318,416	113,675

		186,050

Commercial Services—0.0%
Acosta Holdco, Inc. Term Loan, 4.250%, 09/26/21	182,497	179,075
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	124,063	123,132
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	103,104	96,660
ON Assignment, Inc. Term Loan, 3.750%, 06/03/22	119,976	120,375

		519,242

Cosmetics/Personal Care—0.1%
Coty, Inc. Term Loan B, 3.750%, 10/27/22	45,000	45,037
Galleria Co. Term Loan B, 3.750%, 01/26/23	90,000	89,888
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	916,723	916,723

		1,051,648

Diversified Telecommunication Services—0.0%
Level 3 Financing, Inc. Term Loan B2, 3.500%, 05/31/22	565,000	564,706

Electric—0.1%
Calpine Construction Finance Co. L.P. Term Loan B2, 3.250%, 01/31/22	840,279	825,574
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	100,000	100,021

		925,595

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.500%, 05/16/21	105,000	61,845
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	425,113	189,529

		251,374

MSF-128

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Food—0.1%
Albertson’s LLC Term Loan B4, 5.500%, 08/25/21	222,750	$223,237
Aramark Services, Inc. Term Loan F, 3.250%, 02/24/21	486,080	485,469
Hostess Brands LLC 1st Lien Term Loan, 4.500%, 08/03/22	99,500	99,593
JBS USA LLC Incremental Term Loan, 3.750%, 09/18/20	568,656	566,523
Term Loan B, 4.000%, 10/30/22	219,450	218,719

		1,593,541

Healthcare-Products—0.1%
Mallinckrodt International Finance S.A. Term Loan B, 3.250%, 03/19/21	764,400	740,376

Healthcare-Services—0.2%
Community Health Systems, Inc. Term Loan H, 4.000%, 01/27/21	138,950	136,892
Envision Healthcare Corp. Term Loan B2, 4.500%, 10/28/22	159,600	159,939
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	940,800	939,182
Medpace Holdings, Inc. 1st Lien Term Loan, 4.750%, 04/01/21	213,396	211,796
MPH Acquisition Holdings LLC Term Loan, 3.750%, 03/31/21	185,795	184,309
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	236,400	218,079
U.S. Renal Care, Inc. 2015 Term Loan B, 5.250%, 12/31/22	259,350	259,026

		2,109,223

Hotels, Restaurants & Leisure—0.0%
Aristocrat Leisure, Ltd. Term Loan B, 4.750%, 10/20/21	211,154	211,931

Insurance—0.2%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	385,000	361,419
Term Loan B1, 5.000%, 05/24/19	107,864	106,605
Term Loan B2, 4.250%, 07/08/20	290,955	281,681
Term Loan B4, 5.000%, 08/04/22	332,330	325,822
Hub International, Ltd. Term Loan B, 4.000%, 10/02/20	341,769	333,310
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 3.750%, 03/01/21	795,253	771,395
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	190,650

		2,370,882

Internet & Catalog Retail—0.0%
Lands’ End, Inc. Term Loan B, 4.250%, 04/04/21	210,502	169,849

Leisure Time—0.1%
Delta 2 (LUX) S.a.r.l. 2nd Lien Term Loan, 7.750%, 07/31/22	165,000	152,212
Term Loan B3, 4.750%, 07/30/21	500,000	486,250

		638,462

Lodging—0.1%
La Quinta Intermediate Holdings LLC Term Loan B, 3.750%, 04/14/21	521,486	514,098
Station Casinos LLC Term Loan B, 4.250%, 03/02/20	286,241	285,794

		799,892

Machinery-Diversified—0.1%
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	562,030	510,043
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	252,232	252,468

		762,511

Media—0.0%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	202,247	199,036
CCO Safari LLC Term Loan I, 3.500%, 01/24/23	240,000	240,578
Numericable U.S. LLC Term Loan B1, 4.500%, 05/21/20	92,654	92,159
Term Loan B2, 4.500%, 05/21/20	80,158	79,730

		611,503

Oil & Gas—0.0%
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	499,780	343,286
Paragon Offshore Finance Co. Term Loan B, 5.250%, 07/18/21	98,750	21,890
Templar Energy LLC 2nd Lien Term Loan, 8.500%, 11/25/20	100,000	10,625

		375,801

Packaging & Containers—0.1%
Berry Plastics Holding Corp. Term Loan D, 3.500%, 02/08/20	293,199	292,405
Caesars Growth Properties Holdings LLC Term Loan, 6.250%, 05/08/21	211,238	173,743
Signode Industrial Group U.S., Inc. Term Loan B, 3.750%, 05/01/21	242,556	235,885

		702,033

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	324,188	319,730
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.433%, 02/27/21	637,000	637,652

MSF-129

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 4.000%, 04/01/22	157,156	$148,758
Vizient, Inc. 1st Lien Term Loan, 6.250%, 02/13/23	100,000	100,792

		1,206,932

Pipelines—0.0%
Energy Transfer Equity L.P. Term Loan, 3.250%, 12/02/19	325,000	291,078

Professional Services—0.0%
TransUnion LLC Term Loan B2, 3.500%, 04/09/21	430,569	426,981

Real Estate—0.0%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.250%, 11/04/21	148,875	147,634

Retail—0.2%
J Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	316,474	248,498
Michaels Stores, Inc. Incremental Term Loan B2, 4.000%, 01/28/20	101,066	101,287
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	632,100	580,654
Party City Holdings, Inc. Term Loan B, 4.250%, 08/19/22	617,413	613,361
PetSmart, Inc. Term Loan B1, 4.250%, 03/11/22	471,438	470,082

		2,013,882

Semiconductors—0.1%
Avago Technologies Cayman, Ltd. Term Loan B1, 4.250%, 02/01/23	290,000	288,932
Entegris, Inc. Term Loan B, 3.500%, 04/30/21	328,992	326,388
NXP B.V. Term Loan B, 3.750%, 12/07/20	194,513	195,257
ON Semiconductor Corp. Term Loan B, 03/31/23 (o)	110,000	110,385

		920,962

Software—0.2%
First Data Corp. Term Loan, 4.182%, 07/08/22	820,000	816,327
Infor (U.S.), Inc. Term Loan B5, 3.750%, 06/03/20	335,427	325,993
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	154,834	154,496
Incremental Term Loan, 4.500%, 10/30/19	398,363	396,272
SS&C Technologies, Inc. Term Loan B1, 4.007%, 07/08/22	214,835	215,506
Term Loan B2, 4.018%, 07/08/22	30,052	30,146

		1,938,740

Telecommunications—0.2%
Altice Financing S.A. Term Loan, 5.250%, 02/04/22	173,688	173,633
Neptune Finco Corp. Term Loan B, 5.000%, 10/09/22	165,000	165,578
West Corp. Term Loan B10, 3.250%, 06/30/18	259,890	259,017
XO Communications LLC Term Loan, 4.250%, 03/17/21	367,500	366,765
Ziggo Financing Partnership Term Loan B1, 3.500%, 01/15/22	536,191	530,494
Term Loan B2A, 3.508%, 01/15/22	345,532	341,861
Term Loan B3, 3.601%, 01/15/22	568,277	562,239

		2,399,587

Trading Companies & Distributors—0.0%
Neff Rental LLC 2nd Lien Term Loan, 7.250%, 06/09/21 (f)	103,402	90,348

Transportation—0.0%
Kenan Advantage Group, Inc. Delayed Draw Term Loan, 1.687%, 01/31/17 (n)	10,000	9,938
Term Loan, 4.000%, 07/31/22	79,600	79,102
Term Loan B, 4.000%, 07/31/22	30,749	30,556

		119,596

Total Floating Rate Loans (Cost $28,691,255)		27,369,032

Foreign Government—0.5%

Banks—0.0%
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25	550,000	475,750

Sovereign—0.5%
Angolan Goverment International Bond 9.500%, 11/12/25 (144A) (l)	210,000	191,100
Argentine Republic Government International Bond 2.260%, 12/31/38 (EUR) (i)	765,000	503,450
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/16 (BRL)	3,432,000	953,978
Brazil Notas do Tesouro Nacional 6.000%, 08/15/16 (BRL) (i)	635,000	499,869
6.000%, 08/15/22 (BRL) (i)	1,130,972	860,311
Colombian TES 3.000%, 03/25/33 (COP) (i)	1,311,210,539	372,329
Romania Government Bond 5.800%, 07/26/27 (RON)	3,250,000	981,059
Uruguay Government International Bonds 3.700%, 06/26/37 (UYU) (i)	18,486,820	469,341
4.250%, 04/05/27 (UYU) (b) (i)	26,557,222	774,117
4.375%, 12/15/28 (UYU) (b) (i)	6,021,075	177,396

MSF-130

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal/ Notional Amount*	Value

Sovereign—(Continued)
Venezuela Government International Bond 6.000%, 12/09/20 (f)	215,000	$72,025

		5,854,975

Total Foreign Government (Cost $6,940,266)		6,330,725

Municipals—0.4%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.899%, 12/01/40	805,000	959,193
Puerto Rico Commonwealth Government Employees Retirement System 6.150%, 07/01/38 (f)	1,860,000	564,975
6.200%, 07/01/39 (f)	825,000	250,594
6.550%, 07/01/58 (f)	315,000	95,681
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	1,525,000	2,244,724
7.600%, 11/01/40	350,000	544,183
State of Illinois General Obligation Unlimited 5.665%, 03/01/18	300,000	316,152
State of Illinois, Build America Bonds 5.100%, 06/01/33	190,000	177,678

Total Municipals (Cost $5,624,309)		5,153,180

Purchased Options—0.0%

Currency Options—0.0%
USD Call/BRL Put, Strike Price BRL 3.781, Expires 06/30/2016 (Counterparty - Goldman Sachs & Co.) (f)	428,301	14,154
USD Put/CNY Call, Strike Price CNY 6.460, Expires 04/19/16 (Counterparty - Bank of America N.A.) (f)	3,865,000	14,942
USD Put/CNY Call, Strike Price CNY 6.468, Expires 05/03/16 (Counterparty - Bank of America N.A.) (f)	1,932,000	12,848

Total Purchased Options (Cost $56,760)		41,944

Short-Term Investments—6.9%

Mutual Fund—6.1%
State Street Navigator Securities Lending MET Portfolio (p)	76,055,711	76,055,711

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $9,588,438 on 04/01/16, collateralized by $9,605,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $9,785,094.	9,588,430	$9,588,430

Total Short-Term Investments (Cost $85,644,141)		85,644,141

Total Investments—115.3% (Cost $1,372,150,015) (q)		1,429,175,514
Unfunded Loan Commitments—(0.0)% (Cost $(85,000))		(85,000)
Net Investments—115.3% (Cost $1,372,065,015)		1,429,090,514
Other assets and liabilities (net)—(15.3)%		(189,992,660)

Net Assets—100.0%		$1,239,097,854

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $85,914,229 and the collateral received consisted of cash in the amount of $76,055,711 and non-cash collateral with a value of $11,373,835. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	Illiquid security. As of March 31, 2016, these securities represent 1.0% of net assets.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2016, the market value of securities pledged was $2,096,542.
(h)	All or a portion of the security was pledged as collateral against open swap contracts. As of March 31, 2016, the market value of securities pledged was $1,979,470.
(i)	Principal amount of security is adjusted for inflation.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Principal only security.

MSF-131

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

(l)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $4,810,863, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(o)	This loan will settle after March 31, 2016, at which time the interest rate will be determined.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(q)	As of March 31, 2016, the aggregate cost of investments was $1,372,065,015. The aggregate unrealized appreciation and depreciation of investments were $101,240,375 and $(44,214,876), respectively, resulting in net unrealized appreciation of $57,025,499.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $134,894,728, which is 10.9% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(UYU)—	Uruguayan Peso

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Angolan Government International Bonds, 9.500%, 11/12/25	11/04/15	$210,000	$209,996	$191,100
Citigroup Commercial Mortgage Trust, 4.400%, 03/10/47	01/15/15	130,000	107,367	91,768
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15	220,000	175,716	180,006
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.573%, 10/15/45	12/05/14	165,000	129,274	117,203
Consumer Credit Origination Loan Trust, 2.820%, 03/15/21	02/03/15	156,029	156,020	156,073
GS Mortgage Securities Trust, 4.867%, 04/10/47	03/27/14	585,000	534,065	455,437
GS Mortgage Securities Trust, 3.582%, 06/10/47	04/24/15	195,000	149,282	116,173
JPMorgan Chase Commercial Mortgage Securities Corp., 4.420%, 12/15/47	03/27/14	245,000	198,450	193,069
JPMorgan Chase Commercial Mortgage Securities Trust, 4.000%, 08/15/46	05/19/15	105,000	94,959	90,343
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	03/17/14	400,000	269,984	241,760
Magnetite CLO, Ltd., 5.122%, 01/15/25	11/17/15	1,125,000	1,126,125	1,072,533
Morgan Stanley Bank of America Merrill Lynch Trust, 4.500%, 08/15/45	07/10/14	250,000	197,031	174,424
Morgan Stanley Capital Trust, 5.179%, 07/15/49	03/13/15	265,000	242,868	223,999
SpringCastle America Funding LLC, 2.700%, 05/25/23	09/18/14	732,712	732,663	729,694
UBS-Barclays Commercial Mortgage Trust, 4.089%, 03/10/46	07/10/14	155,000	130,182	121,083
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/28/14	105,000	94,365	89,719
WF-RBS Commercial Mortgage Trust, 5.000%, 04/15/45	08/12/14	130,000	103,594	103,332
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	326,414
Wells Fargo Commercial Mortgage Trust, 3.356%, 09/15/58	09/24/15	245,000	147,153	136,733

				$4,810,863

MSF-132

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	(1,200,000)	$(1,262,250)	$(1,267,212)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,622,500)	(3,621,338)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(1,975,000)	(2,141,795)	(2,149,047)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(2,200,000)	(2,429,281)	(2,433,750)
Freddie Mac 30 Yr. Gold Pool	5.000%	TBA	(400,000)	(439,438)	(439,505)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(222,875)	(222,250)

Totals				$(10,118,139)	$(10,133,102)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	2,739,000	Goldman Sachs International	04/04/16	$741,975	$19,779
BRL	2,739,000	Morgan Stanley & Co. International plc	04/04/16	769,620	(7,866)
BRL	2,960,000	Morgan Stanley & Co. International plc	04/04/16	806,979	16,238
CNY	3,080,000	JPMorgan Chase Bank N.A.	07/28/16	491,306	(17,049)
EUR	50,000	JPMorgan Chase Bank N.A.	04/29/16	56,065	873
EUR	185,000	BNP Paribas S.A.	06/15/16	205,889	5,085
EUR	4,000	Credit Agricole S.A.	06/15/16	4,491	70
EUR	155,000	Bank of America N.A.	03/15/17	177,515	1,082
EUR	205,000	Bank of America N.A.	03/15/17	234,911	1,297
EUR	375,000	Citibank N.A.	03/15/17	416,250	15,837
EUR	270,000	UBS AG	03/15/17	309,587	1,515
GBP	20,000	JPMorgan Chase Bank N.A.	04/29/16	28,568	159
IDR	19,587,000,000	Barclays Bank plc	04/01/16	1,471,048	6,102
IDR	19,587,000,000	Goldman Sachs International	04/01/16	1,466,203	10,947
IDR	7,539,000,000	Goldman Sachs International	05/18/16	487,961	76,767
IDR	19,188,000,000	Goldman Sachs International	09/21/16	1,416,611	(9,682)
MXN	5,513,000	Royal Bank of Canada	06/15/16	315,184	1,864
MXN	1,056,000	State Street Bank and Trust	06/15/16	60,283	446
PEN	898,000	State Street Bank and Trust	06/15/16	264,663	3,735
THB	15,349,000	Bank of America N.A.	06/15/16	433,833	1,743
THB	25,043,000	Morgan Stanley & Co. International plc	06/15/16	707,529	3,143
UYU	10,554,000	Citibank N.A.	04/04/16	332,745	(2,778)
UYU	10,553,000	HSBC Bank USA	04/04/16	329,215	721
UYU	10,554,000	HSBC Bank USA	04/04/16	328,662	1,305
UYU	21,108,000	HSBC Bank USA	04/04/16	657,324	2,610
UYU	10,554,000	JPMorgan Chase Bank N.A.	04/04/16	332,745	(2,778)
ZAR	7,519,000	BNP Paribas S.A.	04/18/16	503,162	4,729
ZAR	3,608,000	BNP Paribas S.A.	06/15/16	238,711	2,228

Contracts to Deliver
BRL	2,739,000	Goldman Sachs & Co.	04/04/16	$769,620	$7,866
BRL	4,038,000	Morgan Stanley & Co. International plc	04/04/16	1,018,052	(104,972)
BRL	1,661,000	Morgan Stanley & Co. International plc	04/04/16	419,720	(42,227)
BRL	3,390,000	Morgan Stanley & Co. International plc	04/06/16	863,320	(78,924)
BRL	2,370,000	Goldman Sachs International	07/05/16	626,785	(15,892)
BRL	1,800,000	Morgan Stanley & Co. International plc	08/17/16	477,226	(4,678)
CNY	2,435,000	Deutsche Bank AG	07/28/16	369,499	(5,442)
CNY	645,000	Goldman Sachs International	07/28/16	98,099	(1,218)
EUR	3,853,000	Citibank N.A.	04/29/16	4,319,032	(68,581)
EUR	1,005,000	Bank of America N.A.	03/15/17	1,080,446	(77,547)
GBP	992,000	JPMorgan Chase Bank N.A.	04/29/16	1,403,331	(21,535)
GBP	272,000	Westpac Banking Corp.	06/15/16	386,762	(3,985)
IDR	19,587,000,000	Barclays Bank plc	04/01/16	1,466,203	(10,947)

MSF-133

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
IDR	19,587,000,000	Goldman Sachs International	04/01/16	$1,495,191	$18,042
IDR	3,812,000,000	Barclays Bank plc	05/18/16	264,080	(21,467)
IDR	3,727,000,000	JPMorgan Chase Bank N.A.	05/18/16	257,478	(21,702)
IDR	4,797,000,000	Deutsche Bank AG	09/21/16	351,429	(304)
IDR	9,594,000,000	HSBC Bank USA	09/21/16	706,740	3,276
IDR	4,797,000,000	Standard Chartered Bank	09/21/16	351,944	212
MXN	6,569,000	Standard Chartered Bank	06/15/16	363,308	(14,469)
PEN	250,000	Credit Agricole S.A.	06/15/16	71,777	(2,944)
PEN	627,000	JPMorgan Chase Bank N.A.	06/15/16	180,354	(7,046)
PEN	21,000	State Street Bank and Trust	06/15/16	6,091	(186)
RON	3,988,000	JPMorgan Chase Bank N.A.	06/15/16	995,233	(21,063)
THB	40,392,000	Standard Chartered Bank	06/15/16	1,130,795	(15,453)
UYU	10,554,000	Citibank N.A.	04/04/16	324,738	(5,229)
UYU	21,108,000	HSBC Bank USA	04/04/16	665,490	5,555
UYU	10,554,000	HSBC Bank USA	04/04/16	322,594	(7,373)
UYU	10,553,000	HSBC Bank USA	04/04/16	320,585	(9,351)
UYU	10,554,000	JPMorgan Chase Bank N.A.	04/04/16	324,639	(5,329)
UYU	21,108,000	HSBC Bank USA	06/30/16	632,317	(13,188)
UYU	10,554,000	HSBC Bank USA	06/30/16	315,582	(7,171)
UYU	10,553,000	HSBC Bank USA	06/30/16	313,452	(9,269)
ZAR	7,519,000	State Street Bank and Trust	04/18/16	468,828	(39,063)
ZAR	3,608,000	Goldman Sachs International	06/15/16	219,052	(21,888)

Net Unrealized Depreciation					$(485,370)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	06/17/16	18	USD	1,781,540	$64,810
U.S. Treasury Note 2 Year Futures	06/30/16	60	USD	13,059,522	65,478
U.S. Treasury Note 5 Year Futures	06/30/16	503	USD	60,911,831	33,692
U.S. Treasury Ultra Long Bond Futures	06/21/16	179	USD	31,085,940	(202,846)

Futures Contracts—Short
90 Day EuroDollar Futures	12/19/16	(199)	USD	(49,336,655)	(2,908)
U.S. Treasury Long Bond Futures	06/21/16	(28)	USD	(4,591,347)	(12,903)
U.S. Treasury Note 10 Year Futures	06/21/16	(313)	USD	(40,735,939)	(76,326)
U.S. Treasury Ultra Long Bond Futures	06/21/16	(56)	USD	(7,849,683)	(32,317)

Net Unrealized Depreciation					$(163,320)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	CPI-U	1.810%	09/04/25	Bank of America N.A.	USD	13,235,000	$(91,574)	$—	$(91,574)
Receive	CPI-U	1.820%	09/22/25	Bank of America N.A.	USD	10,320,000	(75,235)	—	(75,235)

Totals							$(166,809)	$—	$(166,809)

MSF-134

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	1.780%	06/15/26	USD	10,495,000	$(96,180)
Receive	3M LIBOR	1.785%	06/15/26	USD	10,532,000	(101,494)

Net Unrealized Depreciation						$(197,674)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.26.V1	(5.000%)	06/20/21	4.387%	USD	14,857,000	$(111,162)
ITRAXX.EUROPE.24.V1	(1.000%)	12/20/25	1.101%	EUR	10,245,000	(333,645)
ITRAXX.XOVER.24.V1	(5.000%)	12/20/20	3.256%	EUR	877,000	(23,756)

Net Unrealized Depreciation						$(468,563)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.26.V1	1.000%	06/20/21	0.785%	USD	9,085,000	$8,393
ITRAXX.EUROPE.24.V1	1.000%	12/20/20	0.732%	EUR	8,916,000	182,491

Net Unrealized Appreciation						$190,884

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Marathon Oil Corp.	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	5.316%	USD	45,000	$7,076	$10,463	$(3,387)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Republic of South Africa	1.000%	12/20/20	Goldman Sachs & Co.	2.777%	USD	1,360,000	$(105,901)	$(133,603)	$27,702

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	57,030	$1,283	$1,435	$(152)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	17,699	398	—	398
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	363,910	94,617	92,798	1,819
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	157,056	40,835	40,050	785
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	107,258	27,887	27,887	—
ABX.HE.PEN.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	364,657	43,151	51,110	(7,959)
CDX.EM.25.V1	(1.000%)	06/20/21	Barclays Bank plc	2.862%	USD	17,740,000	1,541,569	1,501,691	39,878
CMBX.NA.A.7	(2.000%)	01/17/47	Barclays Bank plc	0.000%	USD	105,000	7,153	(612)	7,765
CMBX.NA.A.7	(2.000%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	480,000	32,701	(10,238)	42,939

MSF-135

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AA.2	(0.150%)	03/15/49	Credit Suisse International	0.000%	USD	1,471,584	$500,339	$439,037	$61,302
CMBX.NA.AA.2	(0.150%)	03/15/49	Goldman Sachs International	0.000%	USD	559,983	190,395	179,552	10,843
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	920,000	40,902	(4,790)	45,692
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	400,000	17,783	1,649	16,134
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	395,000	17,562	(3,703)	21,265
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	385,000	17,117	1,853	15,264
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	385,000	17,116	2,154	14,962
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	370,000	16,450	(3,280)	19,730
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	245,000	10,893	(2,774)	13,667
CMBX.NA.AA.7	(1.500%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	245,000	10,892	17,197	(6,305)
CMBX.NA.AA.8	(1.500%)	10/17/57	Barclays Bank plc	0.000%	USD	265,000	19,024	11,844	7,180
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	0.000%	USD	1,326,264	157,494	101,124	56,370
CMBX.NA.AJ.2	(1.090%)	03/15/49	Credit Suisse International	0.000%	USD	554,259	65,818	41,552	24,266
CMBX.NA.AJ.2	(1.090%)	03/15/49	Deutsche Bank AG	0.000%	USD	158,360	18,805	12,072	6,733
CMBX.NA.AJ.2	(1.090%)	03/15/49	Goldman Sachs International	0.000%	USD	262,283	31,146	22,584	8,562
CMBX.NA.AJ.3	(1.470%)	12/13/49	Credit Suisse International	0.000%	USD	338,118	87,910	65,888	22,022
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	441,023	114,666	83,187	31,479
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	254,813	66,252	49,652	16,600
CMBX.NA.AJ.3	(1.470%)	12/13/49	Goldman Sachs International	0.000%	USD	142,107	36,948	31,066	5,882
CMBX.NA.AJ.4	(0.960%)	02/17/51	Bank of America N.A.	0.000%	USD	676,291	168,791	119,928	48,863
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	740,464	184,808	150,766	34,042
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	577,563	144,150	111,158	32,992
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	459,088	114,581	86,647	27,934
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	128,347	32,034	25,654	6,380
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	8	2	—	2
CMBX.NA.AJ.4	(0.960%)	02/17/51	Morgan Stanley & Co. International plc	0.000%	USD	1,263,728	315,405	233,380	82,025
CMBX.NA.AM.2	(0.500%)	03/15/49	Credit Suisse International	0.000%	USD	2,245,918	12,400	32,499	(20,099)
CMBX.NA.AM.2	(0.500%)	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	705,449	3,895	3,537	358
CMBX.NA.AM.4	(0.500%)	02/17/51	Credit Suisse International	0.000%	USD	435,000	12,234	23,564	(11,330)
CMBX.NA.AM.4	(0.500%)	02/17/51	Goldman Sachs International	0.000%	USD	125,000	3,516	2,873	643
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	1,080,000	24,387	11,647	12,740
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	330,000	7,452	(657)	8,109
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	535,000	16,771	8,498	8,273
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	485,000	16,520	11,679	4,841
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	210,000	6,584	1,123	5,461
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	140,000	4,389	2,463	1,926
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	5,000	157	46	111
CMBX.NA.AS.8	(1.000%)	10/17/57	Deutsche Bank AG	0.000%	USD	210,000	11,178	15,785	(4,607)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	330,000	29,914	27,377	2,537
CMBX.NA.BBB.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	170,000	15,410	13,333	2,077
CMBX.NA.BBB.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	175,000	15,864	22,550	(6,686)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	170,000	15,410	16,725	(1,315)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	170,000	15,410	12,815	2,595
CMBX.NA.BBB.7	(3.000%)	01/17/47	Goldman Sachs & Co.	0.000%	USD	175,000	15,863	25,231	(9,368)
CMBX.NA.BBB.8	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	250,000	22,662	31,378	(8,716)

Totals							$4,436,893	$3,739,984	$696,909

MSF-136

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	141,460	$(91,860)	$(89,289)	$(2,571)
CMBX.NA.A.2	0.250%	03/15/49	Bank of America N.A.	0.000%	USD	253,139	(164,383)	(147,621)	(16,762)
CMBX.NA.A.2	0.250%	03/15/49	Credit Suisse International	0.000%	USD	294,088	(190,973)	(185,267)	(5,706)
CMBX.NA.A.2	0.250%	03/15/49	Goldman Sachs International	0.000%	USD	104,234	(67,687)	(65,662)	(2,025)
CMBX.NA.A.2	0.250%	03/15/49	Goldman Sachs International	0.000%	USD	189,855	(123,287)	(118,654)	(4,633)
CMBX.NA.A.2	0.250%	03/15/49	Goldman Sachs International	0.000%	USD	215,913	(140,209)	(135,747)	(4,462)
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	44,672	(29,009)	(28,363)	(646)
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	104,234	(67,687)	(65,792)	(1,895)
CMBX.NA.A.2	0.250%	03/15/49	Morgan Stanley & Co. International plc	0.000%	USD	208,468	(135,374)	(131,454)	(3,920)
CMBX.NA.A.6.	2.000%	05/11/63	Goldman Sachs International	0.000%	USD	365,000	(18,700)	4,765	(23,465)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	550,000	(11,242)	(13,165)	1,923
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	555,000	(11,345)	(13,268)	1,923
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	775,000	(15,842)	(28,868)	13,026
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	6,260,000	(127,961)	(131,821)	3,860
CMBX.NA.AAA.6	0.500%	05/11/63	Deutsche Bank AG	0.000%	USD	730,000	(14,922)	(25,022)	10,100
CMBX.NA.AAA.6	0.500%	05/11/63	Deutsche Bank AG	0.000%	USD	1,069,000	(21,851)	(25,555)	3,704
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs & Co.	0.000%	USD	370,000	(7,563)	(12,024)	4,461
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs & Co.	0.000%	USD	440,000	(8,994)	(15,071)	6,077
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs & Co.	0.000%	USD	465,000	(9,505)	(15,591)	6,086
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	85,000	(1,738)	(1,018)	(720)
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	530,000	(10,834)	(12,530)	1,696
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	625,000	(12,776)	(21,423)	8,647
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	660,000	(13,491)	(15,778)	2,287
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	755,000	(15,433)	(25,537)	10,104
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	8,997,000	(183,908)	(294,866)	110,958
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	1,216,000	(135,866)	(12,625)	(123,241)
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs & Co.	0.000%	USD	839,000	(93,744)	(138,973)	45,229
CMBX.NA.BB.8	5.000%	10/17/57	Bank of America N.A.	0.000%	USD	335,000	(81,734)	(24,355)	(57,379)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	250,000	(60,995)	(29,346)	(31,649)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	280,000	(68,314)	(33,928)	(34,386)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	345,000	(84,174)	(18,843)	(65,331)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	380,000	(92,712)	(23,613)	(69,099)
CMBX.NA.BB.8	5.000%	10/17/57	Barclays Bank plc	0.000%	USD	790,000	(192,745)	(90,424)	(102,321)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	85,000	(20,739)	(5,415)	(15,324)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	125,000	(30,497)	(18,469)	(12,028)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	140,000	(34,157)	(10,509)	(23,648)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	160,000	(39,037)	(19,714)	(19,323)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	170,000	(41,477)	(25,118)	(16,359)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	170,000	(41,477)	(30,531)	(10,946)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	235,000	(57,336)	(28,269)	(29,067)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	250,000	(60,995)	(32,560)	(28,435)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	275,000	(67,095)	(25,852)	(41,243)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	280,000	(68,314)	(33,427)	(34,887)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	280,000	(68,315)	(23,907)	(44,408)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	355,000	(86,613)	(42,966)	(43,647)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	560,000	(136,629)	(68,443)	(68,186)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs & Co.	0.000%	USD	130,000	(31,717)	(21,375)	(10,342)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs & Co.	0.000%	USD	170,000	(41,476)	(27,682)	(13,794)

MSF-137

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs & Co.	0.000%	USD	320,000	$(78,074)	$(109,053)	$30,979
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs & Co.	0.000%	USD	325,000	(79,294)	(98,903)	19,609
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs & Co.	0.000%	USD	580,000	(141,509)	(181,510)	40,001
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	140,000	(34,157)	(14,640)	(19,517)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	250,000	(60,995)	(29,976)	(31,019)
CMBX.NA.BB.8	5.000%	10/17/57	JPMorgan Chase Bank N.A.	0.000%	USD	140,000	(34,157)	(10,509)	(23,648)
CMBX.NA.BB.8	5.000%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	260,000	(63,435)	(30,509)	(32,926)
CMBX.NA.BB.8	5.000%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	325,000	(79,294)	(101,130)	21,836
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs & Co.	0.000%	USD	125,000	(34,496)	(35,383)	887
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs & Co.	0.000%	USD	130,000	(35,876)	(36,481)	605
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs & Co.	0.000%	USD	250,000	(68,991)	(70,766)	1,775
CMBX.NA.BB.9	5.000%	09/17/58	Goldman Sachs & Co.	0.000%	USD	125,000	(34,496)	(35,733)	1,237
CMBX.NA.BB.9	5.000%	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	255,000	(70,371)	(80,525)	10,154
PRIMEX.ARM.2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	653,587	24,510	19,627	4,883

Totals							$(3,923,367)	$(3,216,456)	$(706,911)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(PEN)—	Peruvian Nuevo Sol
(RON)—	New Romanian Leu
(THB)—	Thai Baht
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AJ)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(ITRAXX.EUROPE)—	Markit iTraxx Europe Index
(ITRAXX.XOVER)—	Markit iTraxx Crossover Index
(LIBOR)—	London Interbank Offered Rate
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index

MSF-138

Metropolitan Series Fund

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$735,713,953	$—	$—	$735,713,953
Total U.S. Treasury & Government Agencies*	—	228,488,000	—	228,488,000
Total Corporate Bonds & Notes*	—	162,535,758	—	162,535,758
Total Mortgage-Backed Securities*	—	92,441,546	—	92,441,546
Total Asset-Backed Securities*	—	85,457,235	—	85,457,235
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	27,284,032	—	27,284,032
Total Foreign Government*	—	6,330,725	—	6,330,725
Total Municipals	—	5,153,180	—	5,153,180
Total Purchased Options*	—	41,944	—	41,944
Short-Term Investments
Mutual Fund	76,055,711	—	—	76,055,711
Repurchase Agreement	—	9,588,430	—	9,588,430
Total Short-Term Investments	76,055,711	9,588,430	—	85,644,141
Total Net Investments	$811,769,664	$617,320,850	$—	$1,429,090,514

Collateral for Securities Loaned (Liability)	$—	$(76,055,711)	$—	$(76,055,711)
TBA Forward Sales Commitments	$—	$(10,133,102)	$—	$(10,133,102)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$213,226	$—	$213,226
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(698,596)	—	(698,596)
Total Forward Contracts	$—	$(485,370)	$—	$(485,370)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$163,980	$—	$—	$163,980
Futures Contracts (Unrealized Depreciation)	(327,300)	—	—	(327,300)
Total Futures Contracts	$(163,320)	$—	$—	$(163,320)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$190,884	$—	$190,884
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(666,237)	—	(666,237)
Total Centrally Cleared Swap Contracts	$—	$(475,353)	$—	$(475,353)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,468,479	$—	$4,468,479
OTC Swap Contracts at Value (Liabilities)	—	(4,220,587)	—	(4,220,587)
Total OTC Swap Contracts	$—	$247,892	$—	$247,892

*	See Schedule of Investments for additional detailed categorizations.

MSF-139

Metropolitan Series Fund

Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—10.5%
General Dynamics Corp.	310,338	$40,769,103
Honeywell International, Inc.	865,090	96,933,335
Lockheed Martin Corp.	399,642	88,520,703
Northrop Grumman Corp.	270,077	53,448,238
United Technologies Corp.	883,938	88,482,194

		368,153,573

Air Freight & Logistics—3.2%
United Parcel Service, Inc. - Class B (a)	1,068,930	112,740,047

Banks—3.8%
PNC Financial Services Group, Inc. (The)	782,809	66,202,157
Wells Fargo & Co.	1,392,893	67,360,306

		133,562,463

Beverages—6.2%
Anheuser-Busch InBev S.A.	281,715	35,119,021
Coca-Cola Co. (The)	1,928,774	89,475,826
Diageo plc	2,214,744	59,768,772
PepsiCo, Inc.	344,092	35,262,548

		219,626,167

Biotechnology—2.0%
Amgen, Inc.	466,341	69,918,506

Capital Markets—1.8%
BlackRock, Inc.	187,459	63,842,912

Chemicals—3.8%
Ecolab, Inc. (a)	400,607	44,675,693
Praxair, Inc.	780,796	89,362,102

		134,037,795

Consumer Finance—1.8%
American Express Co.	1,024,224	62,887,353

Energy Equipment & Services—1.4%
Schlumberger, Ltd. (a)	680,303	50,172,346

Food & Staples Retailing—7.2%
Costco Wholesale Corp.	686,421	108,166,221
CVS Health Corp.	688,421	71,409,910
Walgreens Boots Alliance, Inc.	870,670	73,345,241

		252,921,372

Health Care Equipment & Supplies—2.6%
Medtronic plc	1,226,049	91,953,675

Health Care Providers & Services—5.1%
Cardinal Health, Inc.	1,042,243	85,411,814
UnitedHealth Group, Inc. (a)	717,344	92,465,641

		177,877,455

Hotels, Restaurants & Leisure—2.6%
McDonald’s Corp.	732,148	92,016,361

Household Products—4.7%
Colgate-Palmolive Co.	1,382,594	97,680,266
Procter & Gamble Co. (The)	832,802	68,547,933

		166,228,199

Insurance—5.5%
Chubb, Ltd. (a)	799,276	95,233,735
Marsh & McLennan Cos., Inc.	1,620,476	98,508,736

		193,742,471

IT Services—5.2%
Accenture plc - Class A	830,374	95,825,159
Automatic Data Processing, Inc.	988,725	88,698,520

		184,523,679

Media—1.3%
Walt Disney Co. (The)	442,873	43,981,718

Oil, Gas & Consumable Fuels—1.5%
Exxon Mobil Corp.	631,410	52,779,562

Pharmaceuticals—6.9%
Johnson & Johnson	808,555	87,485,651
Merck & Co., Inc.	1,644,355	87,002,823
Roche Holding AG	272,245	66,804,423

		241,292,897

Real Estate Investment Trusts—1.8%
Public Storage (a)	229,814	63,389,596

Road & Rail—4.7%
Canadian National Railway Co.	1,453,860	90,852,957
Union Pacific Corp.	949,075	75,498,916

		166,351,873

Software—5.5%
Microsoft Corp.	2,138,688	118,119,738
Oracle Corp.	1,843,814	75,430,431

		193,550,169

Specialty Retail—4.9%
Lowe’s Cos., Inc.	970,020	73,479,015
TJX Cos., Inc. (The)	1,249,448	97,894,251

		171,373,266

Textiles, Apparel & Luxury Goods—4.4%
NIKE, Inc. - Class B	1,678,785	103,194,914
VF Corp. (a)	787,993	51,030,427

		154,225,341

Total Common Stocks (Cost $3,015,901,384)		3,461,148,796

MSF-140

Metropolitan Series Fund

Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (Cost $0)	5,844,000	$0

Short-Term Investments—3.3%

Mutual Fund—1.8%
State Street Navigator Securities Lending MET Portfolio (c)	61,047,428	61,047,428

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $53,183,680 on 04/01/16, collateralized by $53,645,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $54,248,506.	$53,183,636	53,183,636

Total Short-Term Investments (Cost $114,231,064)		114,231,064

Total Investments—101.7% (Cost $3,130,132,448) (d)		3,575,379,860
Other assets and liabilities (net)—(1.7)%		(58,074,257)

Net Assets—100.0%		$3,517,305,603

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $74,378,258 and the collateral received consisted of cash in the amount of $61,047,428 and non-cash collateral with a value of $15,433,016. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $3,130,132,448. The aggregate unrealized appreciation and depreciation of investments were $511,534,719 and $(66,287,307), respectively, resulting in net unrealized appreciation of $445,247,412.

MSF-141

Metropolitan Series Fund

Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio)

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$368,153,573	$—	$—	$368,153,573
Air Freight & Logistics	112,740,047	—	—	112,740,047
Banks	133,562,463	—	—	133,562,463
Beverages	124,738,374	94,887,793	—	219,626,167
Biotechnology	69,918,506	—	—	69,918,506
Capital Markets	63,842,912	—	—	63,842,912
Chemicals	134,037,795	—	—	134,037,795
Consumer Finance	62,887,353	—	—	62,887,353
Energy Equipment & Services	50,172,346	—	—	50,172,346
Food & Staples Retailing	252,921,372	—	—	252,921,372
Health Care Equipment & Supplies	91,953,675	—	—	91,953,675
Health Care Providers & Services	177,877,455	—	—	177,877,455
Hotels, Restaurants & Leisure	92,016,361	—	—	92,016,361
Household Products	166,228,199	—	—	166,228,199
Insurance	193,742,471	—	—	193,742,471
IT Services	184,523,679	—	—	184,523,679
Media	43,981,718	—	—	43,981,718
Oil, Gas & Consumable Fuels	52,779,562	—	—	52,779,562
Pharmaceuticals	174,488,474	66,804,423	—	241,292,897
Real Estate Investment Trusts	63,389,596	—	—	63,389,596
Road & Rail	166,351,873	—	—	166,351,873
Software	193,550,169	—	—	193,550,169
Specialty Retail	171,373,266	—	—	171,373,266
Textiles, Apparel & Luxury Goods	154,225,341	—	—	154,225,341
Total Common Stocks	3,299,456,580	161,692,216	—	3,461,148,796
Total Escrow Shares*	—	—	0	0
Short-Term Investments
Mutual Fund	61,047,428	—	—	61,047,428
Repurchase Agreement	—	53,183,636	—	53,183,636
Total Short-Term Investments	61,047,428	53,183,636	—	114,231,064
Total Investments	$3,360,504,008	$214,875,852	$0	$3,575,379,860

Collateral for Securities Loaned (Liability)	$—	$(61,047,428)	$—	$(61,047,428)

*	See Schedule of Investments for additional detailed categorizations.

As of March 31, 2016, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2015 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at March 31, 2016 have not been presented.

MSF-142

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	728,833	$7,113,413
BlackRock Bond Income Portfolio (Class A) (a)	754,115	82,153,341
BlackRock Capital Appreciation Portfolio (Class A) (a)	204,199	7,059,163
BlackRock High Yield Portfolio (Class A) (b)	470,738	3,464,633
BlackRock Large Cap Value Portfolio (Class A) (a)	836,193	7,107,641
Clarion Global Real Estate Portfolio (Class A) (b)	291,444	3,587,676
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	318,901	3,552,560
Harris Oakmark International Portfolio (Class A) (b)	540,247	7,088,040
Invesco Comstock Portfolio (Class A) (b)	1,029,007	14,117,971
Jennison Growth Portfolio (Class A) (a)	489,507	7,083,172
JPMorgan Core Bond Portfolio (Class A) (b)	6,150,262	65,069,774
JPMorgan Small Cap Value Portfolio (Class A) (b)	228,353	3,569,158
Lord Abbett Bond Debenture Portfolio (Class A) (b)	297,707	3,498,055
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	204,788	1,806,231
Met/Artisan International Portfolio (Class A) (b)	758,560	7,047,024
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	15,639	3,554,961
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,371,642	13,785,005
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	4,245,521	40,969,278
Met/Templeton International Bond Portfolio (Class A) (b)	1,403,112	13,764,528
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio) (Class A) (a)	481,992	14,074,156
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) (Class A) (b)	513,247	7,077,673

Affiliated Investment Companies—(Continued)
MetLife Small Cap Value Portfolio (Class A) (b)	271,692	3,572,748
MFS Research International Portfolio (Class A) (b)	521,864	5,255,168
MFS Value Portfolio (Class A) (a)	910,894	14,073,316
Neuberger Berman Genesis Portfolio (Class A) (a)	384,535	7,083,131
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	6,444,290	62,316,287
PIMCO Total Return Portfolio (Class A) (b)	7,118,852	82,151,556
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	328,049	7,053,061
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	408,690	14,116,135
TCW Core Fixed Income Portfolio (Class A) (b) (c)	6,368,841	65,025,865
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	1,899,345	24,121,681
Western Asset Management U.S. Government Portfolio (Class A) (a)	7,332,098	88,865,027

Total Mutual Funds (Cost $701,718,430)		690,177,428

Total Investments—100.0% (Cost $701,718,430) (d)		690,177,428
Other assets and liabilities (net)—0.0%		(294,917)

Net Assets—100.0%		$689,882,511

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2016, the aggregate cost of investments was $701,718,430. The aggregate unrealized appreciation and depreciation of investments were $10,660,810 and $(22,201,812), respectively, resulting in net unrealized depreciation of $(11,541,002).

MSF-143

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$690,177,428	$—	$—	$690,177,428
Total Investments	$690,177,428	$—	$—	$690,177,428

MSF-144

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	14,831,776	$144,758,130
BlackRock Bond Income Portfolio (Class A) (a)	5,872,581	639,759,022
BlackRock Capital Appreciation Portfolio (Class A) (a)	3,990,449	137,949,813
BlackRock High Yield Portfolio (Class A) (b)	4,860,205	35,771,110
BlackRock Large Cap Value Portfolio (Class A) (a)	17,009,666	144,582,159
Clarion Global Real Estate Portfolio (Class A) (b)	4,420,787	54,419,890
ClearBridge Aggressive Growth Portfolio (Class A) (b)	7,196,357	105,138,779
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,243,297	36,130,325
Harris Oakmark International Portfolio (Class A) (b)	13,692,527	179,645,951
Invesco Comstock Portfolio (Class A) (b)	15,760,059	216,228,015
Invesco Small Cap Growth Portfolio (Class A) (b)	7,405,609	108,047,830
Jennison Growth Portfolio (Class A) (a)	7,187,553	104,003,887
JPMorgan Core Bond Portfolio (Class A) (b)	47,000,238	497,262,513
JPMorgan Small Cap Value Portfolio (Class A) (b)	4,643,499	72,577,888
Lord Abbett Bond Debenture Portfolio (Class A) (b)	3,060,147	35,956,722
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	8,235,147	72,634,000
Met/Artisan International Portfolio (Class A) (b)	9,423,191	87,541,441
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	158,975	36,136,591
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	14,253,795	143,250,640
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	29,402,893	283,737,917
Met/Templeton International Bond Portfolio (Class A) (b)	21,669,492	212,577,719
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio) (Class A) (a)	8,645,707	252,454,652
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) (Class A) (b)	10,404,708	143,480,922

Affiliated Investment Companies—(Continued)
MetLife Small Cap Value Portfolio (Class A) (b)	5,510,184	72,458,921
MFS Research International Portfolio (Class A) (b)	10,533,946	106,076,840
MFS Value Portfolio (Class A) (a)	16,310,774	252,001,457
Neuberger Berman Genesis Portfolio (Class A) (a)	3,928,009	72,353,917
Oppenheimer Global Equity Portfolio (Class A) (b)	1,812,442	34,780,757
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	44,811,213	433,324,432
PIMCO Total Return Portfolio (Class A) (b)	55,648,265	642,180,976
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	6,478,021	139,277,449
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,304,279	252,289,784
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,190,324	36,242,081
TCW Core Fixed Income Portfolio (Class A) (b) (c)	48,716,721	497,397,719
Van Eck Global Natural Resources Portfolio (Class A) (a)	8,473,275	71,768,642
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	16,898,802	214,614,790
Western Asset Management U.S. Government Portfolio (Class A) (a)	46,654,052	565,447,108

Total Mutual Funds (Cost $7,078,546,623)		7,134,260,789

Total Investments—100.0% (Cost $7,078,546,623) (d)		7,134,260,789
Other assets and liabilities (net)—0.0%		(2,019,666)

Net Assets—100.0%		$7,132,241,123

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2016, the aggregate cost of investments was $7,078,546,623. The aggregate unrealized appreciation and depreciation of investments were $330,415,395 and $(274,701,229), respectively, resulting in net unrealized appreciation of $55,714,166.

MSF-145

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,134,260,789	$—	$—	$7,134,260,789
Total Investments	$7,134,260,789	$—	$—	$7,134,260,789

MSF-146

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	37,539,758	$366,388,041
BlackRock Bond Income Portfolio (Class A) (a)	7,885,435	859,039,257
BlackRock Capital Appreciation Portfolio (Class A) (a)	12,246,066	423,346,514
BlackRock High Yield Portfolio (Class A) (b)	11,819,047	86,988,188
BlackRock Large Cap Value Portfolio (Class A) (a)	60,304,108	512,584,921
Clarion Global Real Estate Portfolio (Class A) (b)	18,267,358	224,871,176
ClearBridge Aggressive Growth Portfolio (Class A) (b)	28,779,815	420,473,103
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	6,536,314	72,814,533
Harris Oakmark International Portfolio (Class A) (b)	32,784,347	430,130,635
Invesco Comstock Portfolio (Class A) (b)	36,794,383	504,818,934
Invesco Small Cap Growth Portfolio (Class A) (b)	17,148,632	250,198,535
Jennison Growth Portfolio (Class A) (a)	34,081,248	493,155,664
JPMorgan Core Bond Portfolio (Class A) (b)	60,850,297	643,796,138
JPMorgan Small Cap Value Portfolio (Class A) (b)	9,496,528	148,430,736
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	5,605,392	69,787,124
Lord Abbett Bond Debenture Portfolio (Class A) (b)	8,708,553	102,325,494
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	29,836,505	263,157,975
Met/Artisan International Portfolio (Class A) (b)	30,425,461	282,652,528
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	651,794	148,159,254
Met/Dimensional International Small Company Portfolio (Class A) (a)	11,357,511	147,988,365
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	28,841,577	289,857,853
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	44,312,590	427,616,496
Met/Templeton International Bond Portfolio (Class A) (b)	43,829,611	429,968,487
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio) (Class A) (a)	20,182,412	589,326,420

Affiliated Investment Companies—(Continued)
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) (Class A) (b)	26,624,133	367,146,793
MetLife Small Cap Value Portfolio (Class A) (b)	14,148,899	186,058,021
MFS Research International Portfolio (Class A) (b)	27,898,867	280,941,589
MFS Value Portfolio (Class A) (a)	42,832,818	661,767,041
Neuberger Berman Genesis Portfolio (Class A) (a)	10,014,094	184,459,610
Oppenheimer Global Equity Portfolio (Class A) (b)	7,239,024	138,916,879
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	45,379,795	438,822,621
PIMCO Total Return Portfolio (Class A) (b)	74,617,156	861,081,982
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	19,751,763	424,662,895
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	17,037,447	588,473,415
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	13,028,524	148,004,036
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	10,094,635	217,135,604
TCW Core Fixed Income Portfolio (Class A) (b) (c)	63,059,159	643,834,012
Van Eck Global Natural Resources Portfolio (Class A) (a)	35,345,576	299,377,031
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	19,414,340	246,562,118
Western Asset Management U.S. Government Portfolio (Class A) (a)	46,970,041	569,276,895

Total Mutual Funds (Cost $14,189,792,839)		14,444,396,913

Total Investments—100.0% (Cost $14,189,792,839) (d)		14,444,396,913
Other assets and liabilities (net)—0.0%		(3,755,074)

Net Assets—100.0%		$14,440,641,839

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2016, the aggregate cost of investments was $14,189,792,839. The aggregate unrealized appreciation and depreciation of investments were $904,826,819 and $(650,222,745), respectively, resulting in net unrealized appreciation of $254,604,074.

MSF-147

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$14,444,396,913	$—	$—	$14,444,396,913
Total Investments	$14,444,396,913	$—	$—	$14,444,396,913

MSF-148

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	39,730,025	$387,765,048
BlackRock Bond Income Portfolio (Class A) (a)	2,889,871	314,822,520
BlackRock Capital Appreciation Portfolio (Class A) (a)	10,829,453	374,374,202
BlackRock High Yield Portfolio (Class A) (b)	7,323,403	53,900,244
BlackRock Large Cap Value Portfolio (Class A) (a)	45,427,589	386,134,506
Clarion Global Real Estate Portfolio (Class A) (b)	22,745,531	279,997,484
ClearBridge Aggressive Growth Portfolio (Class A) (b)	33,003,880	482,186,689
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,658,485	55,277,296
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	14,790,948	164,771,158
Harris Oakmark International Portfolio (Class A) (b)	32,487,489	426,235,851
Invesco Comstock Portfolio (Class A) (b)	35,899,685	492,543,673
Invesco Mid Cap Value Portfolio (Class A) (b)	3,119,850	54,441,374
Invesco Small Cap Growth Portfolio (Class A) (b)	20,227,800	295,123,603
Jennison Growth Portfolio (Class A) (a)	37,001,308	535,408,921
JPMorgan Core Bond Portfolio (Class A) (b)	19,819,600	209,691,364
JPMorgan Small Cap Value Portfolio (Class A) (b)	10,688,600	167,062,815
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	12,702,504	158,146,180
Lord Abbett Bond Debenture Portfolio (Class A) (b)	13,899,134	163,314,823
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	31,819,250	280,645,788
Met/Artisan International Portfolio (Class A) (b)	34,441,934	319,965,571
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	487,795	110,880,584
Met/Dimensional International Small Company Portfolio (Class A) (a)	17,012,287	221,670,106
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,582,400	106,353,116
Met/Templeton International Bond Portfolio (Class A) (b)	32,290,958	316,774,299
Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio) (Class A) (a)	16,934,165	494,477,604

Affiliated Investment Companies—(Continued)
Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) (Class A) (b)	23,982,494	330,718,596
MetLife Small Cap Value Portfolio (Class A) (b)	12,719,077	167,255,858
MFS Research International Portfolio (Class A) (b)	31,699,327	319,212,221
MFS Value Portfolio (Class A) (a)	35,553,454	549,300,867
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,579,689	51,296,936
Neuberger Berman Genesis Portfolio (Class A) (a)	4,507,004	83,019,019
Oppenheimer Global Equity Portfolio (Class A) (b)	5,501,083	105,565,774
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	16,664,510	161,145,811
PIMCO Total Return Portfolio (Class A) (b)	27,363,696	315,777,051
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	22,494,022	483,621,467
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	14,332,823	495,055,714
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,768,899	110,974,689
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,672,695	165,039,669
TCW Core Fixed Income Portfolio (Class A) (b) (c)	20,543,795	209,752,143
Van Eck Global Natural Resources Portfolio (Class A) (a)	39,470,410	334,314,369
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	8,411,246	106,822,826

Total Mutual Funds (Cost $10,479,100,279)		10,840,837,829

Total Investments—100.0% (Cost $10,479,100,279) (d)		10,840,837,829
Other assets and liabilities (net)—0.0%		(2,865,967)

Net Assets—100.0%		$10,837,971,862

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of March 31, 2016, the aggregate cost of investments was $10,479,100,279. The aggregate unrealized appreciation and depreciation of investments were $866,401,855 and $(504,664,305), respectively, resulting in net unrealized appreciation of $361,737,550.

MSF-149

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,840,837,829	$—	$—	$10,840,837,829
Total Investments	$10,840,837,829	$—	$—	$10,840,837,829

MSF-150

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—94.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
BE Aerospace, Inc.	62,547	$2,884,668
Curtiss-Wright Corp.	27,276	2,063,975
Esterline Technologies Corp. (a) (b)	18,150	1,162,870
Huntington Ingalls Industries, Inc.	28,677	3,927,028
KLX, Inc. (a)	32,329	1,039,054
Orbital ATK, Inc.	36,036	3,132,970
Teledyne Technologies, Inc. (a)	21,113	1,860,900
Triumph Group, Inc. (b)	30,216	951,200

		17,022,665

Airlines—1.1%
Alaska Air Group, Inc.	76,403	6,266,574
JetBlue Airways Corp. (a) (b)	196,676	4,153,797

		10,420,371

Auto Components—0.4%
Dana Holding Corp.	91,496	1,289,179
Gentex Corp. (b)	176,958	2,776,471

		4,065,650

Automobiles—0.2%
Thor Industries, Inc.	27,969	1,783,583

Banks—5.2%
Associated Banc-Corp.	91,702	1,645,134
BancorpSouth, Inc.	51,952	1,107,097
Bank of Hawaii Corp. (b)	26,404	1,802,865
Bank of the Ozarks, Inc. (b)	50,000	2,098,500
Cathay General Bancorp	45,343	1,284,567
Commerce Bancshares, Inc. (b)	50,964	2,290,832
Cullen/Frost Bankers, Inc. (b)	33,411	1,841,280
East West Bancorp, Inc.	88,146	2,862,982
First Horizon National Corp.	145,632	1,907,779
First Niagara Financial Group, Inc.	217,323	2,103,687
FirstMerit Corp.	101,533	2,137,270
FNB Corp.	128,295	1,669,118
Fulton Financial Corp.	106,352	1,422,990
Hancock Holding Co. (b)	47,470	1,089,911
International Bancshares Corp.	33,925	836,590
PacWest Bancorp	70,089	2,603,806
PrivateBancorp, Inc.	48,615	1,876,539
Prosperity Bancshares, Inc.	40,233	1,866,409
Signature Bank (a)	32,631	4,441,732
SVB Financial Group (a)	31,616	3,226,413
Synovus Financial Corp.	77,379	2,237,027
TCF Financial Corp.	104,512	1,281,317
Trustmark Corp. (b)	41,414	953,764
Umpqua Holdings Corp. (b)	134,945	2,140,228
Valley National Bancorp	136,977	1,306,761
Webster Financial Corp.	56,001	2,010,436

		50,045,034

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a) (b)	5,798	1,073,036

Biotechnology—0.3%
United Therapeutics Corp. (a) (b)	27,781	3,095,637

Building Products—1.3%
A.O. Smith Corp.	45,744	3,490,725
Fortune Brands Home & Security, Inc.	96,533	5,409,709
Lennox International, Inc. (b)	24,370	3,294,580

		12,195,014

Capital Markets—1.7%
Eaton Vance Corp.	70,273	2,355,551
Federated Investors, Inc. - Class B	57,888	1,670,069
Janus Capital Group, Inc.	89,958	1,316,086
Raymond James Financial, Inc.	78,427	3,733,909
SEI Investments Co.	84,204	3,624,982
Stifel Financial Corp. (a)	42,577	1,260,279
Waddell & Reed Financial, Inc. - Class A	50,080	1,178,883
WisdomTree Investments, Inc. (b)	69,351	792,682

		15,932,441

Chemicals—3.1%
Albemarle Corp. (b)	68,759	4,395,763
Ashland, Inc.	38,729	4,258,641
Cabot Corp.	38,198	1,846,109
Minerals Technologies, Inc.	21,356	1,214,089
NewMarket Corp. (b)	6,098	2,416,393
Olin Corp. (b)	101,140	1,756,802
PolyOne Corp.	52,254	1,580,684
RPM International, Inc.	81,366	3,851,053
Scotts Miracle-Gro Co. (The) - Class A	27,837	2,025,698
Sensient Technologies Corp.	27,543	1,747,879
Valspar Corp. (The)	44,523	4,764,851

		29,857,962

Commercial Services & Supplies—1.8%
Clean Harbors, Inc. (a)	32,109	1,584,258
Copart, Inc. (a)	62,431	2,545,312
Deluxe Corp. (b)	29,993	1,874,263
Herman Miller, Inc.	36,653	1,132,211
HNI Corp.	27,049	1,059,509
MSA Safety, Inc.	19,458	940,794
Rollins, Inc.	57,632	1,562,980
RR Donnelley & Sons Co. (b)	127,880	2,097,232
Waste Connections, Inc.	74,974	4,842,571

		17,639,130

Communications Equipment—0.9%
ARRIS International plc (a) (b)	109,999	2,521,177
Ciena Corp. (a) (b)	79,135	1,505,148
InterDigital, Inc. (b)	21,437	1,192,969
NetScout Systems, Inc. (a)	60,378	1,386,883
Plantronics, Inc.	20,562	805,825
Polycom, Inc. (a)	82,028	914,612

		8,326,614

MSF-151

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.7%
AECOM (a)	93,481	$2,878,280
Granite Construction, Inc.	24,143	1,154,035
KBR, Inc.	87,090	1,348,153
Valmont Industries, Inc.	13,958	1,728,559

		7,109,027

Construction Materials—0.2%
Eagle Materials, Inc.	30,205	2,117,673

Consumer Finance—0.2%
SLM Corp. (a)	261,139	1,660,844

Containers & Packaging—1.5%
AptarGroup, Inc.	38,494	3,018,315
Bemis Co., Inc.	58,000	3,003,240
Greif, Inc. - Class A (b)	15,738	515,419
Packaging Corp. of America	57,734	3,487,134
Silgan Holdings, Inc.	24,786	1,317,872
Sonoco Products Co.	61,843	3,003,714

		14,345,694

Distributors—0.9%
LKQ Corp. (a)	187,564	5,988,919
Pool Corp.	25,752	2,259,480

		8,248,399

Diversified Consumer Services—0.6%
DeVry Education Group, Inc. (b)	34,829	601,497
Graham Holdings Co. - Class B	2,633	1,263,840
Service Corp. International	119,374	2,946,150
Sotheby’s (b)	33,768	902,619

		5,714,106

Diversified Financial Services—1.5%
CBOE Holdings, Inc.	50,103	3,273,229
FactSet Research Systems, Inc.	25,232	3,823,405
MarketAxess Holdings, Inc.	22,985	2,869,217
MSCI, Inc.	54,460	4,034,397

		14,000,248

Electric Utilities—2.0%
Cleco Corp. (b)	37,088	2,047,628
Great Plains Energy, Inc.	94,417	3,044,948
Hawaiian Electric Industries, Inc.	65,925	2,135,970
IDACORP, Inc. (b)	30,810	2,298,118
OGE Energy Corp.	122,327	3,502,222
PNM Resources, Inc.	48,791	1,645,233
Westar Energy, Inc.	86,751	4,303,717

		18,977,836

Electrical Equipment—1.1%
Acuity Brands, Inc.	26,819	5,850,297
Hubbell, Inc.	32,669	3,460,627
Regal-Beloit Corp.	27,362	1,726,268

		11,037,192

Electronic Equipment, Instruments & Components—4.0%
Arrow Electronics, Inc. (a)	55,707	3,588,088
Avnet, Inc.	80,407	3,562,030
Belden, Inc.	25,720	1,578,694
Cognex Corp.	51,996	2,025,244
FEI Co.	25,031	2,228,009
Ingram Micro, Inc. - Class A	90,879	3,263,465
IPG Photonics Corp. (a) (b)	22,354	2,147,772
Jabil Circuit, Inc.	116,721	2,249,214
Keysight Technologies, Inc. (a)	104,936	2,910,925
Knowles Corp. (a)	54,173	714,000
National Instruments Corp.	61,833	1,861,792
SYNNEX Corp.	17,745	1,643,010
Tech Data Corp. (a) (b)	21,483	1,649,250
Trimble Navigation, Ltd. (a)	153,688	3,811,462
VeriFone Systems, Inc. (a)	67,479	1,905,607
Vishay Intertechnology, Inc. (b)	83,040	1,013,918
Zebra Technologies Corp. - Class A (a) (b)	31,944	2,204,136

		38,356,616

Energy Equipment & Services—1.4%
Dril-Quip, Inc. (a) (b)	23,248	1,407,899
Ensco plc - Class A	144,132	1,494,649
Nabors Industries, Ltd.	172,498	1,586,982
Noble Corp. plc (b)	148,973	1,541,870
Oceaneering International, Inc.	59,938	1,992,339
Oil States International, Inc. (a)	31,515	993,353
Patterson-UTI Energy, Inc. (b)	90,147	1,588,390
Rowan Cos. plc - Class A	76,460	1,231,006
Superior Energy Services, Inc.	92,738	1,241,762

		13,078,250

Food & Staples Retailing—0.8%
Casey’s General Stores, Inc.	23,921	2,710,728
Sprouts Farmers Market, Inc. (a)	86,576	2,514,167
SUPERVALU, Inc. (a)	162,882	938,200
United Natural Foods, Inc. (a) (b)	30,824	1,242,207

		7,405,302

Food Products—2.5%
Dean Foods Co. (b)	56,162	972,726
Flowers Foods, Inc. (b)	114,437	2,112,507
Hain Celestial Group, Inc. (The) (a) (b)	63,154	2,583,630
Ingredion, Inc.	44,034	4,702,391
Lancaster Colony Corp.	11,906	1,316,446
Post Holdings, Inc. (a)	39,261	2,699,979
Snyder’s-Lance, Inc.	48,424	1,524,388
Tootsie Roll Industries, Inc. (b)	11,021	385,086
TreeHouse Foods, Inc. (a)	34,545	2,996,779
WhiteWave Foods Co. (The) (a)	108,019	4,389,892

		23,683,824

Gas Utilities—2.1%
Atmos Energy Corp.	62,511	4,642,067
National Fuel Gas Co. (b)	51,938	2,599,497
New Jersey Resources Corp.	52,632	1,917,384

MSF-152

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
ONE Gas, Inc. (b)	32,031	$1,957,094
Questar Corp.	107,200	2,658,560
UGI Corp.	105,306	4,242,779
WGL Holdings, Inc.	30,534	2,209,745

		20,227,126

Health Care Equipment & Supplies—3.5%
ABIOMED, Inc. (a)	23,904	2,266,338
Align Technology, Inc. (a)	44,385	3,226,346
Cooper Cos., Inc. (The) (b)	29,642	4,563,979
Halyard Health, Inc. (a) (b)	28,553	820,328
Hill-Rom Holdings, Inc.	34,808	1,750,842
IDEXX Laboratories, Inc. (a) (b)	54,908	4,300,394
LivaNova plc (a)	26,047	1,406,017
ResMed, Inc. (b)	85,782	4,959,915
STERIS plc (b)	52,605	3,737,585
Teleflex, Inc. (b)	25,496	4,003,127
West Pharmaceutical Services, Inc.	44,308	3,071,431

		34,106,302

Health Care Providers & Services—1.8%
Amsurg Corp. (a)	32,808	2,447,477
Community Health Systems, Inc. (a)	69,072	1,278,523
LifePoint Health, Inc. (a)	26,421	1,829,654
MEDNAX, Inc. (a)	57,458	3,712,936
Molina Healthcare, Inc. (a) (b)	25,130	1,620,634
Owens & Minor, Inc. (b)	38,398	1,552,047
VCA, Inc. (a)	49,473	2,854,097
WellCare Health Plans, Inc. (a)	27,028	2,506,847

		17,802,215

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a)	115,982	1,532,122

Hotels, Restaurants & Leisure—2.1%
Brinker International, Inc. (b)	34,981	1,607,377
Buffalo Wild Wings, Inc. (a) (b)	11,534	1,708,416
Cheesecake Factory, Inc. (The) (b)	27,649	1,467,885
Cracker Barrel Old Country Store, Inc. (b)	14,665	2,238,906
Domino’s Pizza, Inc.	30,517	4,023,972
Dunkin’ Brands Group, Inc. (b)	56,150	2,648,596
International Speedway Corp. - Class A	16,362	603,922
Jack in the Box, Inc.	21,244	1,356,854
Panera Bread Co. - Class A (a) (b)	14,086	2,885,235
Wendy’s Co. (The)	134,015	1,459,423

		20,000,586

Household Durables—2.3%
CalAtlantic Group, Inc.	46,807	1,564,290
Jarden Corp. (a) (c)	126,621	7,464,308
KB Home (b)	51,822	740,018
MDC Holdings, Inc. (b)	24,015	601,816
NVR, Inc. (a)	2,235	3,871,914
Tempur Sealy International, Inc. (a) (b)	38,238	2,324,488
Toll Brothers, Inc. (a)	94,971	2,802,594

Household Durables—(Continued)
TRI Pointe Group, Inc. (a)	89,260	1,051,483
Tupperware Brands Corp. (b)	30,934	1,793,553

		22,214,464

Household Products—0.2%
Energizer Holdings, Inc.	37,874	1,534,276

Independent Power and Renewable Electricity Producers—0.0%
Talen Energy Corp. (a)	39,364	354,276

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	39,322	3,912,539

Insurance—5.1%
Alleghany Corp. (a)	9,461	4,694,548
American Financial Group, Inc.	43,494	3,060,673
Arthur J. Gallagher & Co.	108,437	4,823,278
Aspen Insurance Holdings, Ltd.	37,353	1,781,738
Brown & Brown, Inc.	70,475	2,523,005
CNO Financial Group, Inc. (b)	110,010	1,971,379
Endurance Specialty Holdings, Ltd.	37,714	2,464,233
Everest Re Group, Ltd. (b)	26,152	5,163,189
First American Financial Corp.	66,821	2,546,548
Genworth Financial, Inc. - Class A (a)	304,944	832,497
Hanover Insurance Group, Inc. (The)	26,229	2,366,380
Kemper Corp.	29,552	873,853
Mercury General Corp. (b)	22,302	1,237,761
Old Republic International Corp.	149,283	2,728,893
Primerica, Inc. (b)	29,443	1,311,097
Reinsurance Group of America, Inc.	39,946	3,844,803
RenaissanceRe Holdings, Ltd. (b)	26,429	3,166,987
W.R. Berkley Corp. (b)	60,072	3,376,047

		48,766,909

Internet & Catalog Retail—0.1%
HSN, Inc.	19,533	1,021,771

Internet Software & Services—0.4%
comScore, Inc. (a) (b)	28,811	865,482
j2 Global, Inc. (b)	28,321	1,744,007
Rackspace Hosting, Inc. (a) (b)	68,203	1,472,503

		4,081,992

IT Services—3.7%
Acxiom Corp. (a)	47,609	1,020,737
Broadridge Financial Solutions, Inc.	72,792	4,317,293
Computer Sciences Corp.	84,572	2,908,431
Convergys Corp. (b)	59,163	1,642,956
CoreLogic, Inc. (a)	54,056	1,875,743
DST Systems, Inc.	19,399	2,187,625
Gartner, Inc. (a)	50,437	4,506,546
Global Payments, Inc.	79,232	5,173,850
Jack Henry & Associates, Inc.	48,307	4,085,323
Leidos Holdings, Inc.	39,342	1,979,689
MAXIMUS, Inc.	39,751	2,092,493
NeuStar, Inc. - Class A (a) (b)	32,935	810,201

MSF-153

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Science Applications International Corp.	25,343	$1,351,796
WEX, Inc. (a)	23,671	1,973,215

		35,925,898

Leisure Products—0.9%
Brunswick Corp.	55,760	2,675,365
Polaris Industries, Inc. (b)	37,004	3,644,154
Vista Outdoor, Inc. (a)	37,436	1,943,303

		8,262,822

Life Sciences Tools & Services—1.4%
Bio-Rad Laboratories, Inc. - Class A (a)	12,768	1,745,641
Bio-Techne Corp.	22,781	2,153,260
Charles River Laboratories International, Inc. (a)	28,617	2,173,175
Mettler-Toledo International, Inc. (a)	16,528	5,698,194
PAREXEL International Corp. (a)	32,888	2,063,064

		13,833,334

Machinery—4.1%
AGCO Corp. (b)	43,434	2,158,670
CLARCOR, Inc. (b)	29,860	1,725,609
Crane Co.	30,320	1,633,035
Donaldson Co., Inc. (b)	75,566	2,411,311
Graco, Inc. (b)	33,761	2,834,574
IDEX Corp.	46,510	3,854,749
ITT Corp.	54,823	2,022,420
Joy Global, Inc. (b)	59,988	964,007
Kennametal, Inc.	48,802	1,097,557
Lincoln Electric Holdings, Inc.	39,406	2,308,009
Nordson Corp. (b)	32,815	2,495,253
Oshkosh Corp. (b)	44,784	1,830,322
Terex Corp.	66,522	1,655,067
Timken Co. (The)	42,649	1,428,315
Toro Co. (The)	33,355	2,872,533
Trinity Industries, Inc. (b)	93,633	1,714,420
Wabtec Corp. (b)	56,312	4,464,979
Woodward, Inc.	34,134	1,775,651

		39,246,481

Marine—0.2%
Kirby Corp. (a)	32,959	1,987,098

Media—1.4%
AMC Networks, Inc. - Class A (a)	37,310	2,422,911
Cable One, Inc.	2,690	1,175,880
Cinemark Holdings, Inc.	64,618	2,315,263
DreamWorks Animation SKG, Inc. - Class A (a)	43,769	1,092,037
John Wiley & Sons, Inc. - Class A	29,762	1,455,064
Live Nation Entertainment, Inc. (a)	89,291	1,992,082
Meredith Corp.	23,107	1,097,582
New York Times Co. (The) - Class A (b)	75,178	936,718
Time, Inc.	64,227	991,665

		13,479,202

Metals & Mining—1.6%
Allegheny Technologies, Inc. (b)	66,714	1,087,438
Carpenter Technology Corp. (b)	28,688	981,990
Commercial Metals Co.	71,203	1,208,315
Compass Minerals International, Inc. (b)	20,667	1,464,464
Reliance Steel & Aluminum Co.	44,021	3,045,813
Royal Gold, Inc. (b)	39,975	2,050,318
Steel Dynamics, Inc.	148,963	3,353,157
United States Steel Corp. (b)	89,606	1,438,176
Worthington Industries, Inc.	27,885	993,822

		15,623,493

Multi-Utilities—1.2%
Alliant Energy Corp.	69,503	5,162,683
Black Hills Corp. (b)	31,359	1,885,617
MDU Resources Group, Inc. (b)	119,609	2,327,591
Vectren Corp.	50,702	2,563,493

		11,939,384

Multiline Retail—0.4%
Big Lots, Inc. (b)	30,353	1,374,687
J.C. Penney Co., Inc. (a) (b)	187,501	2,073,761

		3,448,448

Oil, Gas & Consumable Fuels—1.8%
CONSOL Energy, Inc. (b)	140,306	1,584,055
Denbury Resources, Inc. (b)	214,890	477,056
Energen Corp.	59,450	2,175,275
Gulfport Energy Corp. (a)	75,358	2,135,646
HollyFrontier Corp.	108,126	3,819,010
QEP Resources, Inc.	116,922	1,649,769
SM Energy Co. (b)	41,701	781,477
Western Refining, Inc.	41,351	1,202,901
World Fuel Services Corp.	43,368	2,106,817
WPX Energy, Inc. (a) (b)	143,435	1,002,611

		16,934,617

Paper & Forest Products—0.3%
Domtar Corp.	38,380	1,554,390
Louisiana-Pacific Corp. (a) (b)	87,698	1,501,390

		3,055,780

Personal Products—0.4%
Avon Products, Inc.	266,747	1,283,053
Edgewell Personal Care Co.	36,359	2,927,990

		4,211,043

Pharmaceuticals—0.3%
Akorn, Inc. (a) (b)	49,067	1,154,546
Catalent, Inc. (a)	60,258	1,607,081

		2,761,627

Professional Services—0.6%
CEB, Inc.	19,997	1,294,406
FTI Consulting, Inc. (a)	25,257	896,876

MSF-154

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
ManpowerGroup, Inc.	44,284	$3,605,603

		5,796,885

Real Estate Investment Trusts—9.2%
Alexandria Real Estate Equities, Inc.	44,948	4,085,324
American Campus Communities, Inc.	79,816	3,758,536
Camden Property Trust	53,249	4,477,708
Care Capital Properties, Inc.	51,332	1,377,751
Communications Sales & Leasing, Inc. (a)	73,756	1,641,071
Corporate Office Properties Trust	57,903	1,519,375
Corrections Corp. of America (b)	71,817	2,301,735
Douglas Emmett, Inc.	85,739	2,581,601
Duke Realty Corp.	211,881	4,775,798
EPR Properties	38,779	2,583,457
Equity One, Inc.	55,558	1,592,292
First Industrial Realty Trust, Inc.	71,266	1,620,589
Healthcare Realty Trust, Inc.	62,608	1,933,961
Highwoods Properties, Inc.	58,868	2,814,479
Hospitality Properties Trust	92,829	2,465,538
Kilroy Realty Corp.	56,476	3,494,170
Lamar Advertising Co. - Class A	50,282	3,092,343
LaSalle Hotel Properties (b)	69,178	1,750,895
Liberty Property Trust	89,562	2,996,745
Mack-Cali Realty Corp.	54,880	1,289,680
Mid-America Apartment Communities, Inc.	46,206	4,722,715
National Retail Properties, Inc.	86,397	3,991,541
Omega Healthcare Investors, Inc.	101,411	3,579,808
Post Properties, Inc.	32,861	1,963,116
Potlatch Corp.	24,919	784,949
Rayonier, Inc.	75,181	1,855,467
Regency Centers Corp.	59,789	4,475,207
Senior Housing Properties Trust	145,463	2,602,333
Sovran Self Storage, Inc.	24,135	2,846,723
Tanger Factory Outlet Centers, Inc.	58,066	2,113,022
Taubman Centers, Inc.	36,898	2,628,245
Urban Edge Properties	56,563	1,461,588
Weingarten Realty Investors	69,852	2,620,847
WP Glimcher, Inc.	113,511	1,077,219

		88,875,828

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	28,185	1,033,826
Jones Lang LaSalle, Inc.	27,617	3,240,026

		4,273,852

Road & Rail—0.8%
Genesee & Wyoming, Inc. - Class A (a)	34,884	2,187,227
Landstar System, Inc. (b)	25,984	1,678,826
Old Dominion Freight Line, Inc. (a)	42,101	2,931,072
Werner Enterprises, Inc.	27,360	743,097

		7,540,222

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc. (a) (b)	393,581	1,121,706
Atmel Corp. (c)	258,086	2,095,658

Semiconductors & Semiconductor Equipment—(Continued)
Cree, Inc. (a)	61,825	1,799,108
Cypress Semiconductor Corp. (b)	192,682	1,668,626
Fairchild Semiconductor International, Inc. (a)	69,571	1,391,420
Integrated Device Technology, Inc. (a)	82,922	1,694,926
Intersil Corp. - Class A	81,326	1,087,329
Microsemi Corp. (a)	68,844	2,637,414
Silicon Laboratories, Inc. (a)	23,672	1,064,293
SunEdison, Inc. (a) (b)	194,138	104,873
Synaptics, Inc. (a)	22,460	1,790,960
Teradyne, Inc.	125,165	2,702,312

		19,158,625

Software—3.9%
ACI Worldwide, Inc. (a)	72,938	1,516,381
ANSYS, Inc. (a) (b)	54,030	4,833,524
Cadence Design Systems, Inc. (a)	187,046	4,410,545
CDK Global, Inc.	95,114	4,427,557
CommVault Systems, Inc. (a)	25,730	1,110,764
Fair Isaac Corp.	19,221	2,039,156
Fortinet, Inc. (a)	89,348	2,736,729
Manhattan Associates, Inc. (a)	44,715	2,542,942
Mentor Graphics Corp.	61,167	1,243,525
PTC, Inc. (a)	70,156	2,326,373
Synopsys, Inc. (a)	92,818	4,496,104
Tyler Technologies, Inc. (a)	20,162	2,593,035
Ultimate Software Group, Inc. (The) (a) (b)	17,671	3,419,338

		37,695,973

Specialty Retail—2.6%
Aaron’s, Inc.	39,583	993,533
Abercrombie & Fitch Co. - Class A (b)	41,166	1,298,376
American Eagle Outfitters, Inc. (b)	101,810	1,697,173
Ascena Retail Group, Inc. (a)	104,573	1,156,577
Cabela’s, Inc. (a)	29,495	1,436,112
Chico’s FAS, Inc.	81,893	1,086,720
CST Brands, Inc.	46,318	1,773,516
Dick’s Sporting Goods, Inc.	55,179	2,579,618
Foot Locker, Inc. (b)	84,080	5,423,160
Guess?, Inc. (b)	38,998	731,992
Murphy USA, Inc. (a)	23,999	1,474,739
Office Depot, Inc. (a)	302,653	2,148,836
Williams-Sonoma, Inc.	50,631	2,771,541

		24,571,893

Technology Hardware, Storage & Peripherals—0.6%
3D Systems Corp. (a) (b)	65,220	1,008,953
Diebold, Inc. (b)	39,899	1,153,480
Lexmark International, Inc. - Class A	37,944	1,268,468
NCR Corp. (a)	75,828	2,269,532

		5,700,433

Textiles, Apparel & Luxury Goods—1.0%
Carter’s, Inc.	31,698	3,340,335
Deckers Outdoor Corp. (a)	19,864	1,190,052
Fossil Group, Inc. (a) (b)	25,353	1,126,180

MSF-155

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Kate Spade & Co. (a)	78,471	$2,002,580
Skechers USA, Inc. - Class A (a) (b)	80,044	2,437,340

		10,096,487

Thrifts & Mortgage Finance—0.6%
New York Community Bancorp, Inc.	297,918	4,736,896
Washington Federal, Inc.	56,086	1,270,348

		6,007,244

Trading Companies & Distributors—0.7%
GATX Corp. (b)	25,788	1,224,930
MSC Industrial Direct Co., Inc. - Class A	29,537	2,253,968
NOW, Inc. (a) (b)	65,723	1,164,612
Watsco, Inc.	15,775	2,125,524

		6,769,034

Water Utilities—0.4%
Aqua America, Inc.	108,446	3,450,752

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	57,908	1,742,452

Total Common Stocks (Cost $702,137,595)		905,135,633

Mutual Fund—3.6%

Investment Company Security—3.6%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $32,911,508)	132,500	34,810,400

Short-Term Investments—19.0%

Discount Notes—1.8%
Fannie Mae 0.297%, 05/11/16 (d)	675,000	674,775
0.395%, 06/29/16 (d)	100,000	99,903
0.402%, 07/19/16 (d)	4,800,000	4,794,187
Federal Home Loan Bank 0.293%, 04/15/16 (d)	475,000	474,943
0.301%, 06/28/16 (d)	675,000	674,505
0.326%, 06/29/16 (d)	2,225,000	2,223,212
0.345%, 05/04/16 (d)	600,000	599,808
0.355%, 05/06/16 (d)	2,450,000	2,449,142
0.453%, 07/22/16 (d)	2,475,000	2,471,535
0.484%, 08/19/16 (d)	1,800,000	1,796,640

Discount Notes—(Continued)
Freddie Mac 0.354%, 06/09/16 (d)	1,425,000	1,424,034

		17,682,684

Mutual Fund—16.7%
State Street Navigator Securities Lending MET Portfolio (e)	160,684,562	160,684,562

U.S. Treasury—0.5%
U.S. Treasury Bills 0.258%, 04/21/16 (d)	125,000	124,981
0.270%, 05/05/16 (d)	4,250,000	4,248,899
0.289%, 06/02/16 (d)	150,000	149,925

		4,523,805

Total Short-Term Investments (Cost $182,891,051)		182,891,051

Total Investments—116.8% (Cost $917,940,154) (f)		1,122,837,084
Other assets and liabilities (net)—(16.8)%		(161,810,065)

Net Assets—100.0%		$961,027,019

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $182,279,291 and the collateral received consisted of cash in the amount of $160,684,562 and non-cash collateral with a value of $26,227,720. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $3,759,500.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(f)	As of March 31, 2016, the aggregate cost of investments was $917,940,154. The aggregate unrealized appreciation and depreciation of investments were $268,228,442 and $(63,331,512), respectively, resulting in net unrealized appreciation of $204,896,930.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P Midcap 400 E-Mini Index Futures	06/17/16	142	USD	19,557,357	$907,683

(USD)—	United States Dollar

MSF-156

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$905,135,633	$—	$—	$905,135,633
Total Mutual Fund*	34,810,400	—	—	34,810,400
Short-Term Investments
Discount Notes	—	17,682,684	—	17,682,684
Mutual Fund	160,684,562	—	—	160,684,562
U.S. Treasury	—	4,523,805	—	4,523,805
Total Short-Term Investments	160,684,562	22,206,489	—	182,891,051
Total Investments	$1,100,630,595	$22,206,489	$—	$1,122,837,084

Collateral for Securities Loaned (Liability)	$—	$(160,684,562)	$—	$(160,684,562)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$907,683	$—	$—	$907,683

*	See Schedule of Investments for additional detailed categorizations.

MSF-157

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co. (The) (a)	214,122	$27,180,647
General Dynamics Corp.	100,568	13,211,618
Honeywell International, Inc.	264,517	29,639,130
L-3 Communications Holdings, Inc.	26,757	3,170,705
Lockheed Martin Corp.	90,331	20,008,316
Northrop Grumman Corp.	62,214	12,312,151
Raytheon Co.	102,805	12,606,977
Rockwell Collins, Inc. (a)	45,087	4,157,472
Textron, Inc.	93,237	3,399,421
United Technologies Corp.	267,460	26,772,746

		152,459,183

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	49,251	3,655,902
Expeditors International of Washington, Inc.	62,612	3,056,092
FedEx Corp.	88,132	14,340,839
United Parcel Service, Inc. - Class B	237,305	25,028,558

		46,081,391

Airlines—0.6%
American Airlines Group, Inc.	207,335	8,502,808
Delta Air Lines, Inc.	267,675	13,030,419
Southwest Airlines Co.	219,387	9,828,538
United Continental Holdings, Inc. (b)	123,602	7,398,816

		38,760,581

Auto Components—0.3%
BorgWarner, Inc.	75,174	2,886,682
Delphi Automotive plc	95,425	7,158,783
Goodyear Tire & Rubber Co. (The)	91,817	3,028,125
Johnson Controls, Inc.	222,882	8,685,711

		21,759,301

Automobiles—0.6%
Ford Motor Co.	1,340,478	18,096,453
General Motors Co.	483,249	15,188,516
Harley-Davidson, Inc. (a)	63,273	3,247,803

		36,532,772

Banks—5.2%
Bank of America Corp.	3,550,267	47,999,610
BB&T Corp.	268,342	8,927,738
Citigroup, Inc.	1,013,653	42,320,013
Citizens Financial Group, Inc.	181,477	3,801,943
Comerica, Inc.	60,128	2,277,047
Fifth Third Bancorp	269,298	4,494,584
Huntington Bancshares, Inc. (a)	273,353	2,607,788
JPMorgan Chase & Co.	1,261,949	74,732,620
KeyCorp	287,306	3,171,858
M&T Bank Corp.	54,702	6,071,922
People’s United Financial, Inc. (a)	106,738	1,700,336
PNC Financial Services Group, Inc. (The)	172,295	14,570,988
Regions Financial Corp.	442,794	3,475,933
SunTrust Banks, Inc.	173,634	6,264,715
U.S. Bancorp	561,501	22,791,326

Banks—(Continued)
Wells Fargo & Co.	1,588,431	76,816,523
Zions Bancorporation	70,315	1,702,326

		323,727,270

Beverages—2.4%
Brown-Forman Corp. - Class B (a)	34,555	3,402,631
Coca-Cola Co. (The)	1,339,752	62,151,095
Coca-Cola Enterprises, Inc.	71,912	3,648,815
Constellation Brands, Inc. - Class A	60,476	9,137,319
Dr Pepper Snapple Group, Inc.	64,417	5,760,168
Molson Coors Brewing Co. - Class B	63,206	6,079,153
Monster Beverage Corp. (b)	51,630	6,886,409
PepsiCo, Inc.	496,977	50,930,203

		147,995,793

Biotechnology—3.2%
AbbVie, Inc.	553,992	31,644,023
Alexion Pharmaceuticals, Inc. (b)	77,462	10,784,260
Amgen, Inc.	258,592	38,770,699
Baxalta, Inc.	234,231	9,462,932
Biogen, Inc. (b)	75,187	19,572,680
Celgene Corp. (b)	268,760	26,900,189
Gilead Sciences, Inc.	469,963	43,170,801
Regeneron Pharmaceuticals, Inc. (b)	26,846	9,676,372
Vertex Pharmaceuticals, Inc. (b)	84,717	6,734,154

		196,716,110

Building Products—0.1%
Allegion plc	33,041	2,105,042
Masco Corp.	114,816	3,610,963

		5,716,005

Capital Markets—1.8%
Affiliated Managers Group, Inc. (b)	18,564	3,014,794
Ameriprise Financial, Inc.	58,097	5,461,699
Bank of New York Mellon Corp. (The)	369,893	13,623,159
BlackRock, Inc.	43,404	14,782,100
Charles Schwab Corp. (The)	413,172	11,577,079
E*Trade Financial Corp. (b)	97,203	2,380,502
Franklin Resources, Inc.	128,374	5,013,005
Goldman Sachs Group, Inc. (The)	135,052	21,200,463
Invesco, Ltd.	143,176	4,405,526
Legg Mason, Inc.	37,033	1,284,304
Morgan Stanley	525,264	13,136,853
Northern Trust Corp.	74,008	4,823,101
State Street Corp.	137,538	8,048,724
T. Rowe Price Group, Inc.	85,331	6,268,415

		115,019,724

Chemicals—2.1%
Air Products & Chemicals, Inc.	66,733	9,612,889
Airgas, Inc.	22,413	3,174,577
CF Industries Holdings, Inc.	80,141	2,511,619
Dow Chemical Co. (The)	384,097	19,535,173
E.I. du Pont de Nemours & Co.	299,710	18,977,637

MSF-158

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Eastman Chemical Co.	50,822	$3,670,873
Ecolab, Inc.	91,597	10,214,898
FMC Corp. (a)	45,955	1,855,203
International Flavors & Fragrances, Inc. (a)	27,461	3,124,238
LyondellBasell Industries NV - Class A	118,883	10,174,007
Monsanto Co.	151,407	13,284,450
Mosaic Co. (The) (a)	121,205	3,272,535
PPG Industries, Inc.	91,722	10,226,086
Praxair, Inc.	97,935	11,208,661
Sherwin-Williams Co. (The)	26,967	7,676,696

		128,519,542

Commercial Services & Supplies—0.4%
ADT Corp. (The)	56,841	2,345,260
Cintas Corp.	30,114	2,704,538
Pitney Bowes, Inc. (a)	65,864	1,418,710
Republic Services, Inc.	81,818	3,898,628
Stericycle, Inc. (b)	29,221	3,687,398
Tyco International plc	145,996	5,359,513
Waste Management, Inc.	142,502	8,407,618

		27,821,665

Communications Equipment—1.0%
Cisco Systems, Inc.	1,730,196	49,258,680
F5 Networks, Inc. (b)	23,640	2,502,294
Harris Corp.	42,860	3,337,080
Juniper Networks, Inc.	121,027	3,087,399
Motorola Solutions, Inc.	54,548	4,129,283

		62,314,736

Construction & Engineering—0.1%
Fluor Corp.	47,764	2,564,927
Jacobs Engineering Group, Inc. (b)	42,131	1,834,805
Quanta Services, Inc. (b)	54,938	1,239,401

		5,639,133

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	22,119	3,528,202
Vulcan Materials Co.	45,792	4,834,261

		8,362,463

Consumer Finance—0.8%
American Express Co.	281,748	17,299,327
Capital One Financial Corp.	181,329	12,567,913
Discover Financial Services	142,414	7,251,721
Navient Corp.	117,870	1,410,904
Synchrony Financial (b)	286,695	8,216,679

		46,746,544

Containers & Packaging—0.3%
Avery Dennison Corp.	30,749	2,217,310
Ball Corp. (a)	48,725	3,473,605
International Paper Co.	141,368	5,801,743
Owens-Illinois, Inc. (b)	55,350	883,386

Containers & Packaging—(Continued)
Sealed Air Corp.	67,387	3,235,250
WestRock Co.	87,281	3,406,578

		19,017,872

Distributors—0.1%
Genuine Parts Co.	51,408	5,107,899

Diversified Consumer Services—0.0%
H&R Block, Inc. (a)	81,126	2,143,349

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc. - Class B (b)	644,184	91,396,826
CME Group, Inc.	116,357	11,176,090
Intercontinental Exchange, Inc.	40,878	9,612,053
Leucadia National Corp.	114,586	1,852,856
McGraw Hill Financial, Inc.	91,218	9,028,758
Moody’s Corp.	58,301	5,629,544
Nasdaq, Inc.	39,445	2,618,359

		131,314,486

Diversified Telecommunication Services—2.8%
AT&T, Inc.	2,114,973	82,843,492
CenturyLink, Inc. (a)	186,993	5,976,296
Frontier Communications Corp.	401,655	2,245,252
Level 3 Communications, Inc. (b)	99,381	5,252,286
Verizon Communications, Inc.	1,400,711	75,750,451

		172,067,777

Electric Utilities—2.1%
American Electric Power Co., Inc.	168,839	11,210,910
Duke Energy Corp.	236,686	19,095,827
Edison International	112,024	8,053,405
Entergy Corp.	61,371	4,865,493
Eversource Energy	109,060	6,362,560
Exelon Corp.	316,298	11,342,446
FirstEnergy Corp.	145,664	5,239,534
NextEra Energy, Inc.	158,368	18,741,269
PG&E Corp.	169,450	10,119,554
Pinnacle West Capital Corp.	38,167	2,865,197
PPL Corp.	231,692	8,820,514
Southern Co. (The)	313,864	16,236,185
Xcel Energy, Inc.	174,512	7,298,092

		130,250,986

Electrical Equipment—0.5%
AMETEK, Inc.	80,985	4,047,630
Eaton Corp. plc	157,784	9,870,967
Emerson Electric Co.	221,123	12,024,669
Rockwell Automation, Inc. (a)	45,187	5,140,021

		31,083,287

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A (a)	105,913	6,123,890
Corning, Inc.	382,627	7,993,078
FLIR Systems, Inc.	47,296	1,558,403

MSF-159

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
TE Connectivity, Ltd.	127,106	$7,870,403

		23,545,774

Energy Equipment & Services—1.0%
Baker Hughes, Inc.	150,547	6,598,475
Cameron International Corp. (b)	65,877	4,417,053
Diamond Offshore Drilling, Inc. (a)	22,164	481,624
FMC Technologies, Inc. (b)	78,017	2,134,545
Halliburton Co.	295,124	10,541,829
Helmerich & Payne, Inc. (a)	37,137	2,180,685
National Oilwell Varco, Inc. (a)	129,211	4,018,462
Schlumberger, Ltd. (a)	430,898	31,778,728
Transocean, Ltd. (a)	117,681	1,075,604

		63,227,005

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	151,209	23,827,514
CVS Health Corp.	377,695	39,178,302
Kroger Co. (The)	335,139	12,819,067
Sysco Corp.	180,538	8,436,541
Wal-Mart Stores, Inc.	539,445	36,946,588
Walgreens Boots Alliance, Inc.	296,725	24,996,114
Whole Foods Market, Inc.	111,612	3,472,249

		149,676,375

Food Products—1.7%
Archer-Daniels-Midland Co.	204,692	7,432,366
Campbell Soup Co. (a)	61,827	3,943,944
ConAgra Foods, Inc.	149,267	6,660,294
General Mills, Inc.	204,010	12,924,033
Hershey Co. (The) (a)	49,315	4,541,418
Hormel Foods Corp. (a)	92,923	4,017,991
J.M. Smucker Co. (The)	41,151	5,343,046
Kellogg Co.	86,709	6,637,574
Kraft Heinz Co. (The)	204,439	16,060,728
McCormick & Co., Inc.	39,668	3,946,173
Mead Johnson Nutrition Co. (a)	64,109	5,447,342
Mondelez International, Inc. - Class A	539,421	21,641,570
Tyson Foods, Inc. - Class A	100,774	6,717,595

		105,314,074

Gas Utilities—0.0%
AGL Resources, Inc.	41,391	2,696,210

Health Care Equipment & Supplies—2.2%
Abbott Laboratories	506,545	21,188,777
Baxter International, Inc.	188,375	7,738,445
Becton Dickinson & Co.	72,829	11,056,899
Boston Scientific Corp. (b)	463,602	8,720,354
C.R. Bard, Inc.	25,353	5,138,292
DENTSPLY SIRONA, Inc.	82,957	5,112,640
Edwards Lifesciences Corp. (b)	73,785	6,508,575
Hologic, Inc. (b)	84,899	2,929,015
Intuitive Surgical, Inc. (b)	12,853	7,725,296
Medtronic plc	483,479	36,260,925

Health Care Equipment & Supplies—(Continued)
St. Jude Medical, Inc.	97,516	5,363,380
Stryker Corp.	107,724	11,557,708
Varian Medical Systems, Inc. (a) (b)	32,837	2,627,617
Zimmer Biomet Holdings, Inc.	61,529	6,560,837

		138,488,760

Health Care Providers & Services—2.7%
Aetna, Inc.	120,203	13,504,807
AmerisourceBergen Corp.	67,112	5,808,544
Anthem, Inc.	89,861	12,489,780
Cardinal Health, Inc.	113,234	9,279,526
Centene Corp. (b)	58,431	3,597,597
Cigna Corp.	87,940	12,068,885
DaVita HealthCare Partners, Inc. (b)	56,975	4,180,825
Express Scripts Holding Co. (a) (b)	229,694	15,777,681
HCA Holdings, Inc. (b)	105,094	8,202,587
Henry Schein, Inc. (a) (b)	28,174	4,863,678
Humana, Inc.	50,991	9,328,803
Laboratory Corp. of America Holdings (b)	34,968	4,095,802
McKesson Corp.	78,595	12,359,064
Patterson Cos., Inc. (a)	28,717	1,336,202
Quest Diagnostics, Inc.	49,085	3,507,123
Tenet Healthcare Corp. (a) (b)	33,877	980,062
UnitedHealth Group, Inc.	326,871	42,133,672
Universal Health Services, Inc. - Class B	31,077	3,875,923

		167,390,561

Health Care Technology—0.1%
Cerner Corp. (b)	104,048	5,510,382

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	154,944	8,176,395
Chipotle Mexican Grill, Inc. (a) (b)	10,330	4,865,120
Darden Restaurants, Inc. (a)	39,682	2,630,916
Marriott International, Inc. - Class A (a)	65,366	4,652,752
McDonald’s Corp.	310,000	38,960,800
Royal Caribbean Cruises, Ltd. (a)	58,306	4,789,838
Starbucks Corp.	508,216	30,340,495
Starwood Hotels & Resorts Worldwide, Inc.	58,025	4,841,026
Wyndham Worldwide Corp. (a)	38,684	2,956,618
Wynn Resorts, Ltd. (a)	27,988	2,614,919
Yum! Brands, Inc.	140,528	11,502,217

		116,331,096

Household Durables—0.4%
DR Horton, Inc.	113,152	3,420,585
Garmin, Ltd.	40,443	1,616,102
Harman International Industries, Inc.	24,461	2,178,007
Leggett & Platt, Inc.	46,656	2,258,150
Lennar Corp. - Class A (a)	61,928	2,994,838
Mohawk Industries, Inc. (b)	21,869	4,174,792
Newell Rubbermaid, Inc.	91,871	4,068,967
PulteGroup, Inc.	109,243	2,043,937
Whirlpool Corp. (a)	26,555	4,788,929

		27,544,307

MSF-160

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—2.0%
Church & Dwight Co., Inc.	44,603	$4,111,505
Clorox Co. (The)	44,508	5,610,679
Colgate-Palmolive Co.	306,951	21,686,088
Kimberly-Clark Corp.	124,089	16,691,211
Procter & Gamble Co. (The)	912,033	75,069,436

		123,168,919

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	226,836	2,676,665
NRG Energy, Inc.	108,269	1,408,579

		4,085,244

Industrial Conglomerates—2.6%
3M Co.	208,031	34,664,205
Danaher Corp.	205,550	19,498,473
General Electric Co.	3,208,147	101,986,993
Roper Technologies, Inc.	34,749	6,351,075

		162,500,746

Insurance—2.6%
Aflac, Inc.	144,409	9,117,984
Allstate Corp. (The)	130,071	8,762,883
American International Group, Inc.	395,215	21,361,371
Aon plc	92,862	9,699,436
Assurant, Inc.	22,272	1,718,285
Chubb, Ltd.	158,453	18,879,675
Cincinnati Financial Corp.	50,854	3,323,817
Hartford Financial Services Group, Inc. (The)	136,389	6,284,805
Lincoln National Corp.	82,848	3,247,642
Loews Corp.	92,080	3,522,981
Marsh & McLennan Cos., Inc.	179,213	10,894,358
MetLife, Inc. (c)	377,067	16,568,324
Principal Financial Group, Inc.	93,251	3,678,752
Progressive Corp. (The)	200,909	7,059,942
Prudential Financial, Inc.	153,348	11,074,793
Torchmark Corp.	38,776	2,100,108
Travelers Cos., Inc. (The)	101,422	11,836,962
Unum Group	82,126	2,539,336
Willis Towers Watson plc	47,507	5,637,181
XL Group plc	100,328	3,692,070

		161,000,705

Internet & Catalog Retail—2.0%
Amazon.com, Inc. (b)	132,750	78,805,710
Expedia, Inc.	40,741	4,392,695
Netflix, Inc. (a) (b)	147,187	15,046,927
Priceline Group, Inc. (The) (b)	17,060	21,989,658
TripAdvisor, Inc. (b)	39,169	2,604,738

		122,839,728

Internet Software & Services—4.3%
Akamai Technologies, Inc. (a) (b)	60,771	3,377,045
Alphabet, Inc. - Class A (b)	100,599	76,746,977
Alphabet, Inc. - Class C (b) (d)	102,174	76,114,521
eBay, Inc. (b)	372,852	8,896,249

Internet Software & Services—(Continued)
Facebook, Inc. - Class A (b)	789,070	90,032,887
VeriSign, Inc. (a) (b)	33,122	2,932,622
Yahoo!, Inc. (b)	299,499	11,024,558

		269,124,859

IT Services—3.7%
Accenture plc - Class A	215,896	24,914,398
Alliance Data Systems Corp. (b)	20,376	4,482,720
Automatic Data Processing, Inc.	157,286	14,110,127
Cognizant Technology Solutions Corp. - Class A (b)	209,434	13,131,512
CSRA, Inc.	46,854	1,260,373
Fidelity National Information Services, Inc.	94,929	6,009,955
Fiserv, Inc. (b)	76,653	7,863,065
International Business Machines Corp.	303,950	46,033,227
MasterCard, Inc. - Class A	337,137	31,859,447
Paychex, Inc. (a)	110,452	5,965,513
PayPal Holdings, Inc. (b)	382,557	14,766,700
Teradata Corp. (b)	45,729	1,199,929
Total System Services, Inc.	57,940	2,756,785
Visa, Inc. - Class A (a)	659,856	50,465,787
Western Union Co. (The) (a)	172,573	3,328,933
Xerox Corp.	327,370	3,653,449

		231,801,920

Leisure Products—0.1%
Hasbro, Inc.	38,617	3,093,222
Mattel, Inc. (a)	116,904	3,930,312

		7,023,534

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	112,697	4,490,975
Illumina, Inc. (b)	50,543	8,193,526
PerkinElmer, Inc.	37,748	1,867,016
Thermo Fisher Scientific, Inc.	136,247	19,291,213
Waters Corp. (b)	27,938	3,685,581

		37,528,311

Machinery—1.3%
Caterpillar, Inc. (a)	200,220	15,324,839
Cummins, Inc. (a)	55,741	6,128,166
Deere & Co. (a)	102,998	7,929,816
Dover Corp.	53,297	3,428,596
Flowserve Corp. (a)	44,722	1,986,104
Illinois Tool Works, Inc.	112,567	11,531,363
Ingersoll-Rand plc	88,312	5,476,227
PACCAR, Inc. (a)	120,808	6,606,990
Parker-Hannifin Corp.	46,453	5,159,999
Pentair plc (a)	62,729	3,403,676
Snap-on, Inc.	19,974	3,135,718
Stanley Black & Decker, Inc.	52,377	5,510,584
Xylem, Inc.	61,368	2,509,951

		78,132,029

MSF-161

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—3.1%
Cablevision Systems Corp. - Class A	76,509	$2,524,797
CBS Corp. - Class B	145,032	7,989,813
Comcast Corp. - Class A	836,524	51,094,886
Discovery Communications, Inc. - Class A (a) (b)	51,606	1,477,480
Discovery Communications, Inc. - Class C (b)	81,826	2,209,302
Interpublic Group of Cos., Inc. (The)	138,264	3,173,159
News Corp. - Class A	130,649	1,668,388
News Corp. - Class B (a)	37,065	491,111
Omnicom Group, Inc. (a)	82,379	6,856,404
Scripps Networks Interactive, Inc. - Class A (a)	32,617	2,136,413
TEGNA, Inc.	75,546	1,772,309
Time Warner Cable, Inc.	97,397	19,929,374
Time Warner, Inc.	271,679	19,710,311
Twenty-First Century Fox, Inc. - Class A	384,900	10,731,012
Twenty-First Century Fox, Inc. - Class B	148,260	4,180,932
Viacom, Inc. - Class B	119,122	4,917,356
Walt Disney Co. (The)	516,105	51,254,388

		192,117,435

Metals & Mining—0.3%
Alcoa, Inc.	452,084	4,330,965
Freeport-McMoRan, Inc. (a)	430,424	4,450,584
Newmont Mining Corp.	181,942	4,836,018
Nucor Corp.	109,317	5,170,694

		18,788,261

Multi-Utilities—1.1%
Ameren Corp.	83,425	4,179,592
CenterPoint Energy, Inc.	147,940	3,094,905
CMS Energy Corp. (a)	95,298	4,044,447
Consolidated Edison, Inc. (a)	100,945	7,734,406
Dominion Resources, Inc.	205,067	15,404,633
DTE Energy Co.	61,709	5,594,538
NiSource, Inc.	109,937	2,590,116
Public Service Enterprise Group, Inc.	174,127	8,208,347
SCANA Corp.	49,139	3,447,101
Sempra Energy	81,074	8,435,750
TECO Energy, Inc.	80,970	2,229,104
WEC Energy Group, Inc.	108,530	6,519,397

		71,482,336

Multiline Retail—0.7%
Dollar General Corp.	100,032	8,562,739
Dollar Tree, Inc. (a) (b)	80,730	6,656,996
Kohl’s Corp.	65,265	3,042,002
Macy’s, Inc.	106,690	4,703,962
Nordstrom, Inc. (a)	44,144	2,525,478
Target Corp.	207,064	17,037,226

		42,528,403

Oil, Gas & Consumable Fuels—5.7%
Anadarko Petroleum Corp.	174,816	8,141,181
Apache Corp. (a)	130,070	6,348,717
Cabot Oil & Gas Corp. (a)	157,495	3,576,711
Chesapeake Energy Corp. (a)	177,904	732,964

Oil, Gas & Consumable Fuels—(Continued)
Chevron Corp.	647,487	61,770,260
Cimarex Energy Co.	32,602	3,171,197
Columbia Pipeline Group, Inc.	137,477	3,450,673
Concho Resources, Inc. (b)	44,402	4,486,378
ConocoPhillips	425,044	17,116,522
Devon Energy Corp.	175,456	4,814,513
EOG Resources, Inc.	189,066	13,722,410
EQT Corp.	54,900	3,692,574
Exxon Mobil Corp.	1,427,845	119,353,564
Hess Corp.	91,046	4,793,572
Kinder Morgan, Inc.	629,167	11,236,923
Marathon Oil Corp.	290,068	3,231,357
Marathon Petroleum Corp.	181,964	6,765,421
Murphy Oil Corp. (a)	55,601	1,400,589
Newfield Exploration Co. (b)	68,124	2,265,123
Noble Energy, Inc.	147,449	4,631,373
Occidental Petroleum Corp.	262,633	17,971,976
ONEOK, Inc.	72,200	2,155,892
Phillips 66	161,408	13,976,319
Pioneer Natural Resources Co. (a)	56,136	7,900,581
Range Resources Corp. (a)	58,308	1,888,013
Southwestern Energy Co. (a) (b)	133,978	1,081,202
Spectra Energy Corp. (a)	230,882	7,064,989
Tesoro Corp.	41,019	3,528,044
Valero Energy Corp.	161,735	10,373,683
Williams Cos., Inc. (The)	234,684	3,771,372

		354,414,093

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	76,302	7,196,042

Pharmaceuticals—5.4%
Allergan plc (b)	135,706	36,373,279
Bristol-Myers Squibb Co.	574,011	36,667,823
Eli Lilly & Co.	334,671	24,099,659
Endo International plc (a) (b)	70,288	1,978,607
Johnson & Johnson	948,752	102,654,967
Mallinckrodt plc (b)	38,479	2,357,993
Merck & Co., Inc.	954,218	50,487,674
Mylan NV (a) (b)	141,719	6,568,676
Perrigo Co. plc (a)	50,338	6,439,740
Pfizer, Inc.	2,079,535	61,637,417
Zoetis, Inc.	157,263	6,971,469

		336,237,304

Professional Services—0.3%
Dun & Bradstreet Corp. (The)	12,437	1,282,006
Equifax, Inc.	40,815	4,664,746
Nielsen Holdings plc	124,425	6,552,221
Robert Half International, Inc.	45,095	2,100,525
Verisk Analytics, Inc. (b)	53,153	4,247,988

		18,847,486

Real Estate Investment Trusts—3.0%
American Tower Corp.	145,749	14,920,325

MSF-162

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Apartment Investment & Management Co. - Class A	53,843	$2,251,714
AvalonBay Communities, Inc.	47,106	8,959,561
Boston Properties, Inc.	52,810	6,711,095
Crown Castle International Corp.	114,761	9,926,826
Equinix, Inc.	23,690	7,834,520
Equity Residential	125,547	9,419,791
Essex Property Trust, Inc.	22,491	5,259,745
Extra Space Storage, Inc.	42,997	4,018,500
Federal Realty Investment Trust	23,955	3,738,178
General Growth Properties, Inc.	200,240	5,953,135
HCP, Inc.	160,064	5,214,885
Host Hotels & Resorts, Inc. (a)	258,656	4,319,555
Iron Mountain, Inc. (a)	66,177	2,244,062
Kimco Realty Corp.	142,246	4,093,840
Macerich Co. (The)	43,590	3,454,072
Prologis, Inc.	180,433	7,971,530
Public Storage	50,639	13,967,755
Realty Income Corp. (a)	86,101	5,382,174
Simon Property Group, Inc.	106,386	22,095,308
SL Green Realty Corp.	34,402	3,332,866
UDR, Inc.	91,848	3,538,903
Ventas, Inc. (a)	115,551	7,275,091
Vornado Realty Trust	60,948	5,755,320
Welltower, Inc.	122,108	8,466,969
Weyerhaeuser Co.	271,417	8,408,499

		184,514,219

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (b)	99,982	2,881,481

Road & Rail—0.8%
CSX Corp.	331,160	8,527,370
J.B. Hunt Transport Services, Inc.	30,632	2,580,440
Kansas City Southern (a)	37,305	3,187,712
Norfolk Southern Corp.	102,530	8,535,622
Ryder System, Inc.	18,393	1,191,499
Union Pacific Corp.	291,023	23,150,880

		47,173,523

Semiconductors & Semiconductor Equipment—2.8%
Analog Devices, Inc.	106,594	6,309,299
Applied Materials, Inc.	388,777	8,234,297
Broadcom, Ltd.	127,493	19,697,668
First Solar, Inc. (b)	26,243	1,796,858
Intel Corp.	1,624,255	52,544,649
KLA-Tencor Corp.	53,522	3,896,937
Lam Research Corp.	54,633	4,512,686
Linear Technology Corp.	82,294	3,667,021
Microchip Technology, Inc. (a)	69,969	3,372,506
Micron Technology, Inc. (b)	356,709	3,734,743
NVIDIA Corp. (a)	175,731	6,261,295
Qorvo, Inc. (a) (b)	44,390	2,237,700
QUALCOMM, Inc.	513,987	26,285,295
Skyworks Solutions, Inc.	65,901	5,133,688
Texas Instruments, Inc.	345,638	19,846,534

Semiconductors & Semiconductor Equipment—(Continued)
Xilinx, Inc.	87,862	4,167,295

		171,698,471

Software—4.3%
Activision Blizzard, Inc.	174,373	5,900,782
Adobe Systems, Inc. (b)	171,341	16,071,786
Autodesk, Inc. (b)	77,473	4,517,451
CA, Inc.	101,740	3,132,575
Citrix Systems, Inc. (b)	52,943	4,160,261
Electronic Arts, Inc. (b)	106,350	7,030,798
Intuit, Inc.	88,303	9,184,395
Microsoft Corp.	2,719,459	150,195,721
Oracle Corp.	1,083,380	44,321,076
Red Hat, Inc. (b)	62,792	4,678,632
Salesforce.com, Inc. (b)	216,835	16,008,928
Symantec Corp.	224,254	4,121,788

		269,324,193

Specialty Retail—2.6%
Advance Auto Parts, Inc.	25,211	4,042,332
AutoNation, Inc. (a) (b)	25,438	1,187,446
AutoZone, Inc. (b)	10,387	8,275,219
Bed Bath & Beyond, Inc. (a) (b)	56,246	2,792,051
Best Buy Co., Inc. (a)	96,867	3,142,365
CarMax, Inc. (a) (b)	67,297	3,438,877
GameStop Corp. - Class A (a)	35,988	1,141,899
Gap, Inc. (The) (a)	77,805	2,287,467
Home Depot, Inc. (The)	435,936	58,166,940
L Brands, Inc. (a)	87,574	7,689,873
Lowe’s Cos., Inc.	314,641	23,834,056
O’Reilly Automotive, Inc. (a) (b)	33,417	9,144,896
Ross Stores, Inc.	139,253	8,062,749
Signet Jewelers, Ltd.	27,346	3,391,724
Staples, Inc.	222,030	2,448,991
Tiffany & Co. (a)	38,352	2,814,270
TJX Cos., Inc. (The)	230,204	18,036,483
Tractor Supply Co.	45,984	4,159,713
Urban Outfitters, Inc. (b)	29,850	987,737

		165,045,088

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.	1,906,397	207,778,209
EMC Corp.	669,454	17,840,949
Hewlett Packard Enterprise Co.	590,207	10,464,370
HP, Inc.	593,677	7,314,101
NetApp, Inc.	99,395	2,712,490
SanDisk Corp.	69,115	5,258,269
Seagate Technology plc (a)	101,918	3,511,075
Western Digital Corp. (a)	80,033	3,780,759

		258,660,222

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	95,480	3,827,793
Hanesbrands, Inc. (a)	134,668	3,816,491
Michael Kors Holdings, Ltd. (b)	61,694	3,514,090

MSF-163

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	464,136	$28,530,440
PVH Corp.	28,176	2,791,115
Ralph Lauren Corp. (a)	19,988	1,924,045
Under Armour, Inc. - Class A (a) (b)	62,457	5,298,227
VF Corp.	116,758	7,561,248

		57,263,449

Tobacco—1.7%
Altria Group, Inc.	673,197	42,182,524
Philip Morris International, Inc.	532,713	52,264,472
Reynolds American, Inc.	284,642	14,320,339

		108,767,335

Trading Companies & Distributors—0.2%
Fastenal Co. (a)	99,202	4,860,898
United Rentals, Inc. (b)	31,278	1,945,179
WW Grainger, Inc. (a)	19,527	4,558,187

		11,364,264

Water Utilities—0.1%
American Water Works Co., Inc.	61,205	4,218,861

Total Common Stocks (Cost $3,615,705,276)		6,174,610,874

Mutual Fund—0.4%

Investment Company Security—0.4%
SPDR S&P 500 ETF Trust (Cost $27,264,903)	136,800	28,120,608

Warrant—0.0%

Health Care Providers & Services—0.0%
HealthSouth Corp., Expires 01/17/17 (b) (Cost $0)	1,637	3,356

Short-Term Investments—4.3%

Discount Notes—0.5%
Federal Home Loan Bank 0.301%, 06/28/16 (e)	2,250,000	2,248,350
0.326%, 06/29/16 (e)	3,075,000	3,072,529
0.345%, 05/04/16 (e)	2,125,000	2,124,318
0.355%, 05/06/16 (e)	800,000	799,720
0.391%, 06/02/16 (e)	1,850,000	1,848,751
0.392%, 04/29/16 (e)	250,000	249,922
0.402%, 07/12/16 (e)	4,700,000	4,694,673

Discount Notes—(Continued)
Federal Home Loan Bank 0.484%, 08/19/16 (e)	3,625,000	3,618,234
0.501%, 07/22/16 (e)	6,725,000	6,714,581
Freddie Mac 0.355%, 06/09/16 (e)	3,475,000	3,472,636

		28,843,714

Mutual Fund—3.8%
State Street Navigator Securities Lending MET Portfolio (f)	236,710,675	236,710,675

U.S. Treasury—0.0%
U.S. Treasury Bills 0.259%, 05/05/16 (e)	375,000	374,907
0.289%, 06/02/16 (e)	750,000	749,626

		1,124,533

Total Short-Term Investments (Cost $266,678,922)		266,678,922

Total Investments—103.7% (Cost $3,909,649,101) (g)		6,469,413,760
Other assets and liabilities (net)—(3.7)%		(229,656,867)

Net Assets—100.0%		$6,239,756,893

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $379,111,012 and the collateral received consisted of cash in the amount of $236,710,675 and non-cash collateral with a value of $151,634,346. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $14,939,972.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(g)	As of March 31, 2016, the aggregate cost of investments was $3,909,649,101. The aggregate unrealized appreciation and depreciation of investments were $2,679,434,463 and $(119,669,804), respectively, resulting in net unrealized appreciation of $2,559,764,659.
(ETF)—	Exchange-Traded Fund

MSF-164

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 Index Futures	06/16/16	60	USD	29,691,166	$1,081,334

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,174,610,874	$—	$—	$6,174,610,874
Total Mutual Fund*	28,120,608	—	—	28,120,608
Total Warrant*	3,356	—	—	3,356
Short-Term Investments
Discount Notes	—	28,843,714	—	28,843,714
Mutual Fund	236,710,675	—	—	236,710,675
U.S. Treasury	—	1,124,533	—	1,124,533
Total Short-Term Investments	236,710,675	29,968,247	—	266,678,922
Total Investments	$6,439,445,513	$29,968,247	$—	$6,469,413,760

Collateral for Securities Loaned (Liability)	$—	$(236,710,675)	$—	$(236,710,675)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,081,334	$—	$—	$1,081,334

*	See Schedule of Investments for additional detailed categorizations.

MSF-165

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—60.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Honeywell International, Inc.	67,404	$7,552,618
Lockheed Martin Corp.	21,513	4,765,130
Northrop Grumman Corp.	28,547	5,649,451
Orbital ATK, Inc. (a)	4,415	383,840
United Technologies Corp.	66,829	6,689,583

		25,040,622

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	37,325	3,936,668

Airlines—0.1%
Delta Air Lines, Inc.	18,391	895,274

Auto Components—0.9%
Delphi Automotive plc	31,854	2,389,687
Johnson Controls, Inc.	78,885	3,074,149
Magna International, Inc.	49,787	2,140,218

		7,604,054

Automobiles—0.6%
General Motors Co.	37,635	1,182,868
Harley-Davidson, Inc. (a)	17,054	875,382
Hyundai Motor Co.	9,388	1,251,426
Kia Motors Corp.	46,054	1,935,937

		5,245,613

Banks—5.7%
Bank of America Corp.	139,108	1,880,740
BB&T Corp.	65,707	2,186,072
BNP Paribas S.A.	12,751	639,380
BOC Hong Kong Holdings, Ltd.	177,000	528,495
Citigroup, Inc.	49,121	2,050,802
HSBC Holdings plc	148,084	917,577
JPMorgan Chase & Co.	337,625	19,994,152
PNC Financial Services Group, Inc. (The)	28,993	2,451,938
Sumitomo Mitsui Financial Group, Inc. (a)	47,300	1,433,018
SunTrust Banks, Inc.	19,980	720,878
U.S. Bancorp	76,953	3,123,522
Wells Fargo & Co.	279,210	13,502,596

		49,429,170

Beverages—0.5%
Coca-Cola Co. (The)	25,733	1,193,754
Diageo plc	120,052	3,239,815

		4,433,569

Biotechnology—0.2%
Celgene Corp. (b)	7,253	725,953
Gilead Sciences, Inc.	12,447	1,143,381

		1,869,334

Building Products—0.3%
Owens Corning (a)	61,402	2,903,087

Capital Markets—2.6%
Bank of New York Mellon Corp. (The)	134,756	4,963,063
BlackRock, Inc.	9,044	3,080,115
Blackstone Group L.P. (The)	24,051	674,631
Franklin Resources, Inc.	70,044	2,735,218
Goldman Sachs Group, Inc. (The)	33,895	5,320,837
Morgan Stanley	44,974	1,124,800
State Street Corp.	50,104	2,932,086
UBS Group AG	102,608	1,643,468

		22,474,218

Chemicals—1.9%
Axalta Coating Systems, Ltd. (b)	48,591	1,418,857
Celanese Corp. - Series A	18,368	1,203,104
E.I. du Pont de Nemours & Co.	34,772	2,201,763
LyondellBasell Industries NV - Class A	38,192	3,268,471
Monsanto Co.	7,109	623,744
PPG Industries, Inc.	64,554	7,197,125
Praxair, Inc.	6,435	736,486

		16,649,550

Commercial Services & Supplies—0.4%
Tyco International plc	96,472	3,541,487

Communications Equipment—0.8%
Cisco Systems, Inc.	179,457	5,109,141
Motorola Solutions, Inc.	24,797	1,877,133

		6,986,274

Consumer Finance—0.6%
American Express Co.	47,089	2,891,264
Discover Financial Services	37,205	1,894,479

		4,785,743

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	17,478	866,734

Distributors—0.1%
LKQ Corp. (b)	36,857	1,176,844

Diversified Financial Services—0.3%
McGraw Hill Financial, Inc.	3,486	345,044
Nasdaq, Inc.	27,531	1,827,508

		2,172,552

Diversified Telecommunication Services—1.7%
AT&T, Inc.	25,837	1,012,035
Frontier Communications Corp. (a)	167,995	939,092
TDC A/S	144,265	703,503
Telecom Italia S.p.A. - Risparmio Shares	808,202	703,634
Telefonica Brasil S.A. (ADR)	97,573	1,218,687
Verizon Communications, Inc.	191,842	10,374,815

		14,951,766

MSF-166

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.6%
American Electric Power Co., Inc.	51,936	$3,448,550
Duke Energy Corp. (a)	28,409	2,292,038
Exelon Corp.	106,261	3,810,519
PPL Corp.	99,709	3,795,922
Xcel Energy, Inc.	9,973	417,071

		13,764,100

Electrical Equipment—0.3%
Eaton Corp. plc	47,363	2,963,029

Energy Equipment & Services—0.5%
Baker Hughes, Inc.	2,662	116,675
National Oilwell Varco, Inc. (a)	26,486	823,715
Noble Corp. plc (a)	46,186	478,025
Schlumberger, Ltd. (a)	35,400	2,610,750

		4,029,165

Food & Staples Retailing—1.3%
CVS Health Corp.	89,662	9,300,639
Kroger Co. (The)	31,812	1,216,809
Lawson, Inc.	8,200	685,295

		11,202,743

Food Products—2.4%
Archer-Daniels-Midland Co.	105,858	3,843,704
Danone S.A.	33,093	2,349,345
Dean Foods Co. (a)	18,842	326,343
General Mills, Inc.	79,262	5,021,248
J.M. Smucker Co. (The)	2,858	371,083
Kellogg Co.	19,247	1,473,358
Marine Harvest ASA (b)	79,290	1,222,695
McCormick & Co., Inc.	8,271	822,799
Mondelez International, Inc. - Class A	28,278	1,134,513
Nestle S.A.	58,775	4,388,934

		20,954,022

Health Care Equipment & Supplies—1.9%
Abbott Laboratories	105,362	4,407,293
Cooper Cos., Inc. (The) (a)	11,319	1,742,786
Medtronic plc	80,768	6,057,600
St. Jude Medical, Inc.	45,104	2,480,720
Zimmer Biomet Holdings, Inc.	15,136	1,613,952

		16,302,351

Health Care Providers & Services—0.6%
Cigna Corp.	12,196	1,673,779
Community Health Systems, Inc. (a) (b)	47,978	888,073
Express Scripts Holding Co. (a) (b)	16,515	1,134,415
McKesson Corp.	8,342	1,311,780

		5,008,047

Hotels, Restaurants & Leisure—0.3%
Aramark	37,802	1,252,002
Hilton Worldwide Holdings, Inc.	27,709	624,007

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	8,266	676,572

		2,552,581

Household Durables—0.1%
Bellway plc	9,508	357,955
Newell Rubbermaid, Inc.	13,223	585,647

		943,602

Household Products—0.4%
Kimberly-Clark Corp.	11,002	1,479,879
Procter & Gamble Co. (The)	10,794	888,454
Reckitt Benckiser Group plc	11,802	1,139,670

		3,508,003

Industrial Conglomerates—1.7%
3M Co.	39,467	6,576,386
Danaher Corp.	82,777	7,852,226

		14,428,612

Insurance—3.8%
Aon plc	42,207	4,408,521
Chubb, Ltd.	61,242	7,296,984
Prudential Financial, Inc.	71,430	5,158,675
Suncorp Group, Ltd.	123,007	1,117,476
Travelers Cos., Inc. (The)	88,465	10,324,750
Validus Holdings, Ltd.	57,036	2,691,529
Zurich Insurance Group AG (b)	9,316	2,152,507

		33,150,442

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (b)	7,588	4,504,540

Internet Software & Services—0.5%
Alphabet, Inc. - Class A (b)	1,559	1,189,361
Facebook, Inc. - Class A (b)	29,369	3,351,003

		4,540,364

IT Services—2.4%
Accenture plc - Class A	69,914	8,068,076
Fidelity National Information Services, Inc.	23,270	1,473,224
Fiserv, Inc. (b)	8,317	853,158
Global Payments, Inc. (a)	36,421	2,378,291
International Business Machines Corp.	28,134	4,260,894
Sabre Corp.	52,280	1,511,938
Visa, Inc. - Class A (a)	33,632	2,572,175

		21,117,756

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	40,176	5,688,520

Machinery—1.6%
Allison Transmission Holdings, Inc.	78,048	2,105,735
Caterpillar, Inc. (a)	14,364	1,099,420
Cummins, Inc. (a)	15,904	1,748,486

MSF-167

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Deere & Co. (a)	19,735	$1,519,398
Illinois Tool Works, Inc.	34,013	3,484,292
Ingersoll-Rand plc	8,150	505,381
Pentair plc (a)	27,596	1,497,359
Stanley Black & Decker, Inc.	16,529	1,739,016

		13,699,087

Media—2.8%
Comcast Corp. - Class A	151,812	9,272,677
Omnicom Group, Inc. (a)	47,669	3,967,491
Time Warner Cable, Inc.	21,167	4,331,191
Time Warner, Inc.	53,683	3,894,702
Time, Inc.	1,865	28,795
Twenty-First Century Fox, Inc. - Class A	39,425	1,099,169
Viacom, Inc. - Class B	16,275	671,832
Walt Disney Co. (The)	12,693	1,260,542

		24,526,399

Metals & Mining—0.2%
BHP Billiton plc	77,658	876,798
Rio Tinto plc	35,253	994,813

		1,871,611

Multi-Utilities—0.3%
Engie S.A.	76,615	1,185,775
Public Service Enterprise Group, Inc.	25,399	1,197,309

		2,383,084

Multiline Retail—1.0%
Kohl’s Corp. (a)	23,958	1,116,683
Target Corp.	93,572	7,699,104

		8,815,787

Oil, Gas & Consumable Fuels—3.4%
Anadarko Petroleum Corp.	28,908	1,346,246
BP plc	376,996	1,888,849
California Resources Corp.	1,507	1,552
Canadian Natural Resources, Ltd. (a)	22,464	606,528
Chevron Corp.	48,839	4,659,241
Enterprise Products Partners L.P.	22,445	552,596
EOG Resources, Inc.	37,716	2,737,427
EQT Corp.	17,690	1,189,829
Exxon Mobil Corp.	64,384	5,381,858
Hess Corp.	25,103	1,321,673
Marathon Petroleum Corp.	32,711	1,216,195
Noble Energy, Inc.	38,537	1,210,447
Occidental Petroleum Corp.	36,137	2,472,855
Valero Energy Corp.	66,548	4,268,389
Williams Partners L.P.	46,040	941,518

		29,795,203

Pharmaceuticals—4.6%
Allergan plc (b)	7,222	1,935,713
Bayer AG	8,190	962,520

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.	56,673	3,620,271
Eli Lilly & Co.	75,122	5,409,535
Endo International plc (a) (b)	28,323	797,293
Johnson & Johnson	97,480	10,547,336
Merck & Co., Inc.	174,334	9,224,012
Novartis AG	6,100	440,636
Pfizer, Inc.	181,905	5,391,664
Roche Holding AG	1,752	429,912
Teva Pharmaceutical Industries, Ltd. (ADR)	14,191	759,360

		39,518,252

Professional Services—0.0%
Equifax, Inc.	3,431	392,129

Real Estate Investment Trusts—0.6%
Hospitality Properties Trust	28,705	762,405
Medical Properties Trust, Inc. (a)	86,448	1,122,095
Mid-America Apartment Communities, Inc.	19,918	2,035,818
Starwood Property Trust, Inc. (a)	38,302	725,057
STORE Capital Corp. (a)	22,676	586,855

		5,232,230

Road & Rail—0.4%
Canadian National Railway Co.	15,617	975,438
Union Pacific Corp.	30,690	2,441,389

		3,416,827

Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.	9,762	577,813
Intel Corp.	33,736	1,091,360
Maxim Integrated Products, Inc.	25,909	952,933
Microchip Technology, Inc. (a)	18,290	881,578
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	104,641	2,741,594
Texas Instruments, Inc.	63,980	3,673,731

		9,919,009

Software—1.2%
Activision Blizzard, Inc.	47,699	1,614,134
CA, Inc.	35,366	1,088,919
Electronic Arts, Inc. (a) (b)	5,806	383,835
Microsoft Corp.	61,488	3,395,982
Oracle Corp.	74,800	3,060,068
Take-Two Interactive Software, Inc. (a) (b)	24,976	940,846

		10,483,784

Specialty Retail—0.6%
Abercrombie & Fitch Co. - Class A	30,298	955,599
Advance Auto Parts, Inc.	3,617	579,950
American Eagle Outfitters, Inc. (a)	174,566	2,910,015
Bed Bath & Beyond, Inc. (a) (b)	6,582	326,730

		4,772,294

MSF-168

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc.	15,765	$1,718,227
Hewlett Packard Enterprise Co.	46,566	825,615
Seagate Technology plc (a)	21,431	738,298

		3,282,140

Tobacco—2.6%
Altria Group, Inc.	95,301	5,971,561
Japan Tobacco, Inc. (a)	23,900	993,619
Philip Morris International, Inc.	149,529	14,670,290
Reynolds American, Inc.	19,024	957,097

		22,592,567

Wireless Telecommunication Services—0.1%
Vodafone Group plc	131,898	420,410

Total Common Stocks (Cost $419,706,596)		520,741,249

U.S. Treasury & Government Agencies—22.1%

Agency Sponsored Mortgage - Backed—11.1%
Fannie Mae 15 Yr. Pool 2.500%, 02/01/28	355,750	368,897
2.500%, 05/01/28	201,996	209,462
2.500%, 05/01/30	268,460	276,552
3.000%, 03/01/27	141,225	147,888
3.000%, 04/01/27	434,248	454,737
3.000%, 04/01/30	382,890	400,170
3.000%, 10/01/30	1,151,797	1,203,776
3.000%, 11/01/30	416,877	436,383
3.000%, 12/01/30	700,947	733,842
4.500%, 04/01/18	12,287	12,704
4.500%, 06/01/18	37,468	38,759
4.500%, 07/01/18	29,616	30,628
4.500%, 03/01/19	56,407	58,469
4.500%, 06/01/19	37,992	39,337
4.500%, 04/01/20	41,310	43,352
4.500%, 07/01/20	21,427	22,474
5.000%, 11/01/17	23,910	24,673
5.000%, 02/01/18	72,099	74,415
5.000%, 12/01/18	138,058	143,420
5.000%, 07/01/19	84,108	88,021
5.000%, 07/01/20	49,255	50,961
5.000%, 08/01/20	33,610	35,598
5.000%, 12/01/20	104,391	110,683
5.500%, 11/01/17	35,699	36,555
5.500%, 12/01/17	5,640	5,776
5.500%, 01/01/18	31,434	32,149
5.500%, 02/01/18	22,802	23,247
5.500%, 06/01/19	87,346	91,183
5.500%, 07/01/19	73,749	77,019
5.500%, 08/01/19	20,785	21,670
5.500%, 09/01/19	79,028	82,772
5.500%, 01/01/21	41,994	44,615

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 5.500%, 03/01/21	12,715	13,519
6.000%, 07/01/16	1,458	1,460
6.000%, 01/01/17	6,229	6,260
6.000%, 02/01/17	10,113	10,248
6.000%, 07/01/17	15,772	16,044
6.000%, 08/01/17	2,188	2,230
6.000%, 09/01/17	17,288	17,624
6.000%, 03/01/18	2,491	2,553
6.000%, 11/01/18	13,254	13,597
6.000%, 01/01/21	53,877	57,454
6.000%, 05/01/21	17,130	18,017
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	29,978	34,159
Fannie Mae 30 Yr. Pool 3.500%, 11/01/41	72,551	76,533
3.500%, 01/01/42	907,668	958,707
3.500%, 01/01/43	311,683	327,546
3.500%, 04/01/43	999,511	1,050,140
3.500%, 05/01/43	1,778,141	1,867,929
3.500%, 06/01/43	629,193	661,793
3.500%, 07/01/43	1,662,137	1,745,944
3.500%, 08/01/43	520,444	546,845
3.500%, 09/01/43	2,357,111	2,475,497
4.000%, 09/01/40	714,471	765,647
4.000%, 12/01/40	558,869	598,884
4.000%, 02/01/41	187,953	201,390
4.000%, 06/01/41	932,484	997,776
4.000%, 11/01/41	385,811	413,451
4.000%, 01/01/42	2,509,753	2,689,174
4.000%, 04/01/42	315,163	340,029
4.000%, 12/01/42	348,419	375,273
4.000%, 04/01/43	104,433	111,815
4.000%, 05/01/43	549,876	589,041
4.000%, 07/01/43	527,597	564,765
4.000%, 11/01/44	1,111,647	1,187,655
4.000%, 02/01/45	858,557	917,260
4.500%, 08/01/33	245,012	267,613
4.500%, 03/01/34	735,161	805,991
4.500%, 01/01/40	257,872	281,360
4.500%, 08/01/40	62,382	68,151
4.500%, 02/01/41	388,878	424,972
4.500%, 04/01/41	683,095	745,871
4.500%, 04/01/44	2,906,392	3,168,807
5.000%, 11/01/33	135,877	151,006
5.000%, 03/01/34	115,509	128,384
5.000%, 05/01/34	49,321	54,807
5.000%, 08/01/34	48,368	53,733
5.000%, 09/01/34	181,559	201,735
5.000%, 06/01/35	122,495	135,730
5.000%, 07/01/35	379,204	420,663
5.000%, 08/01/35	115,679	128,240
5.000%, 09/01/35	85,507	94,530
5.000%, 10/01/35	336,966	373,372
5.000%, 07/01/39	399,770	448,704

MSF-169

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 10/01/39	239,870	$268,225
5.000%, 11/01/39	100,144	112,413
5.000%, 11/01/40	144,021	160,495
5.000%, 01/01/41	46,919	52,351
5.000%, 03/01/41	101,707	113,483
5.500%, 02/01/33	61,348	68,992
5.500%, 05/01/33	10,141	11,381
5.500%, 06/01/33	218,601	247,191
5.500%, 07/01/33	221,632	250,790
5.500%, 11/01/33	137,736	155,852
5.500%, 12/01/33	18,888	21,167
5.500%, 01/01/34	155,364	175,216
5.500%, 02/01/34	201,354	227,920
5.500%, 03/01/34	53,942	61,973
5.500%, 04/01/34	63,182	71,243
5.500%, 05/01/34	417,680	476,075
5.500%, 06/01/34	495,801	559,538
5.500%, 07/01/34	153,112	172,701
5.500%, 09/01/34	562,329	632,249
5.500%, 10/01/34	668,031	754,786
5.500%, 11/01/34	869,744	983,993
5.500%, 12/01/34	402,436	454,243
5.500%, 01/01/35	433,902	492,031
5.500%, 02/01/35	10,933	12,252
5.500%, 04/01/35	74,224	83,453
5.500%, 07/01/35	45,104	50,910
5.500%, 08/01/35	8,288	9,288
5.500%, 09/01/35	267,351	304,947
6.000%, 02/01/32	150,909	173,150
6.000%, 03/01/34	27,224	31,607
6.000%, 04/01/34	254,956	293,891
6.000%, 06/01/34	302,644	350,427
6.000%, 07/01/34	274,503	315,520
6.000%, 08/01/34	431,232	495,502
6.000%, 10/01/34	244,812	281,600
6.000%, 11/01/34	36,466	41,618
6.000%, 12/01/34	9,135	10,409
6.000%, 08/01/35	74,699	85,990
6.000%, 09/01/35	85,690	98,918
6.000%, 10/01/35	132,902	153,554
6.000%, 11/01/35	29,161	33,229
6.000%, 12/01/35	129,609	148,730
6.000%, 02/01/36	152,313	174,445
6.000%, 04/01/36	179,153	206,814
6.000%, 06/01/36	44,752	51,243
6.000%, 07/01/37	156,036	178,632
6.500%, 06/01/31	43,843	51,697
6.500%, 07/01/31	10,359	11,847
6.500%, 08/01/31	7,368	8,427
6.500%, 09/01/31	40,034	45,787
6.500%, 02/01/32	32,745	38,162
6.500%, 07/01/32	122,818	145,875
6.500%, 08/01/32	98,317	113,752
6.500%, 01/01/33	49,426	57,027
6.500%, 04/01/34	63,406	73,547

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.500%, 06/01/34	28,590	32,698
6.500%, 08/01/34	34,979	40,005
6.500%, 04/01/36	26,097	29,847
6.500%, 05/01/36	80,755	92,359
6.500%, 02/01/37	121,199	143,443
6.500%, 05/01/37	84,174	96,270
6.500%, 07/01/37	72,631	86,026
Fannie Mae Pool 2.410%, 05/01/23	95,084	97,545
2.550%, 05/01/23	152,869	158,131
3.800%, 02/01/18	134,100	139,119
3.860%, 07/01/18	140,334	147,649
3.910%, 02/01/18	194,464	201,925
4.600%, 09/01/19	129,798	141,861
5.370%, 05/01/18	608,825	647,488
5.750%, 07/01/16	156,483	156,463
Fannie Mae-ACES 2.578%, 09/25/18	488,702	499,583
Freddie Mac 15 Yr. Gold Pool 3.000%, 11/01/30	905,359	947,189
4.500%, 05/01/18	13,473	13,917
4.500%, 08/01/18	23,877	24,668
4.500%, 11/01/18	38,234	39,570
4.500%, 01/01/19	78,405	81,172
4.500%, 08/01/19	5,048	5,228
4.500%, 02/01/20	36,458	37,870
4.500%, 08/01/24	333,707	354,778
5.000%, 12/01/17	759	784
5.000%, 05/01/18	12,903	13,323
5.000%, 09/01/18	42,454	43,902
5.500%, 01/01/19	15,973	16,506
5.500%, 04/01/19	9,112	9,408
5.500%, 06/01/19	5,804	6,014
5.500%, 07/01/19	5,407	5,592
5.500%, 08/01/19	5,701	5,954
5.500%, 02/01/20	4,829	5,042
6.000%, 04/01/16	80	80
6.000%, 04/01/17	3,994	4,055
6.000%, 07/01/17	2,147	2,178
6.000%, 10/01/17	4,240	4,305
6.000%, 08/01/19	52,838	55,247
6.000%, 09/01/19	9,972	10,198
6.000%, 11/01/19	10,290	10,707
6.000%, 05/01/21	21,383	22,392
6.000%, 10/01/21	46,409	49,410
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	60,478	67,101
5.500%, 06/01/25	111,661	123,938
5.500%, 07/01/25	62,014	68,835
5.500%, 08/01/25	91,488	101,541
6.000%, 02/01/23	89,214	100,966
6.000%, 12/01/25	39,995	45,265
6.000%, 02/01/26	35,222	39,862
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	692,893	710,645

MSF-170

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 04/01/43	1,622,820	$1,670,498
3.000%, 05/01/43	1,376,740	1,418,109
3.500%, 02/01/42	785,517	826,824
3.500%, 04/01/42	438,737	464,515
3.500%, 12/01/42	1,196,838	1,261,865
3.500%, 04/01/43	302,678	318,967
3.500%, 07/01/43	464,746	486,871
3.500%, 08/01/43	806,384	845,061
3.500%, 11/01/45	1,733,247	1,815,745
3.500%, 12/01/45	774,564	811,431
4.000%, 11/01/40	1,040,317	1,113,224
4.000%, 01/01/41	1,557,080	1,666,216
4.000%, 11/01/43	658,967	703,766
4.000%, 04/01/44	733,513	784,113
4.000%, 09/01/44	2,286,499	2,441,496
4.000%, TBA (c)	2,836,000	3,026,765
4.500%, 04/01/35	67,650	73,733
4.500%, 07/01/39	374,373	407,231
4.500%, 09/01/39	195,751	213,042
4.500%, 10/01/39	116,311	126,594
5.000%, 09/01/33	279,898	311,291
5.000%, 03/01/34	63,058	69,455
5.000%, 04/01/34	49,357	54,657
5.000%, 08/01/35	69,997	77,333
5.000%, 10/01/35	137,308	152,005
5.000%, 11/01/35	122,387	135,099
5.000%, 12/01/36	81,013	89,733
5.000%, 07/01/39	604,769	664,524
5.500%, 12/01/33	289,611	328,777
5.500%, 01/01/34	208,496	234,838
5.500%, 04/01/34	50,751	57,414
5.500%, 11/01/34	45,270	51,009
5.500%, 12/01/34	54,262	60,242
5.500%, 05/01/35	35,672	39,898
5.500%, 09/01/35	76,007	85,462
5.500%, 10/01/35	75,880	85,957
6.000%, 04/01/34	109,888	126,208
6.000%, 07/01/34	48,374	55,081
6.000%, 08/01/34	347,456	399,637
6.000%, 09/01/34	4,840	5,480
6.000%, 07/01/35	61,266	70,165
6.000%, 08/01/35	68,778	78,959
6.000%, 11/01/35	140,979	162,089
6.000%, 03/01/36	64,312	73,755
6.000%, 10/01/36	48,863	55,328
6.000%, 03/01/37	8,088	9,159
6.000%, 05/01/37	70,828	80,975
6.000%, 06/01/37	83,997	95,096
6.500%, 05/01/34	29,270	33,444
6.500%, 06/01/34	78,299	90,053
6.500%, 08/01/34	118,579	135,111
6.500%, 10/01/34	105,267	127,427
6.500%, 11/01/34	45,641	51,957
6.500%, 05/01/37	74,760	86,273
6.500%, 07/01/37	114,759	137,158

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.869%, 11/25/19	363,000	368,539
2.412%, 08/25/18	457,720	468,535
2.456%, 08/25/19	330,000	341,104
2.510%, 11/25/22	415,000	429,084
2.670%, 12/25/24	507,000	522,095
2.682%, 10/25/22	620,000	647,881
2.716%, 06/25/22	346,271	363,720
2.791%, 01/25/22	474,000	499,478
3.111%, 02/25/23	695,000	743,618
3.154%, 02/25/18	111,472	114,779
3.171%, 10/25/24	424,000	453,340
3.250%, 04/25/23 (d)	803,000	866,593
3.320%, 02/25/23 (d)	186,000	201,496
3.458%, 08/25/23 (d)	835,000	912,295
5.085%, 03/25/19	1,226,000	1,342,485
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	575,495	597,982
3.500%, 12/15/41	397,615	422,567
3.500%, 02/15/42	206,979	219,071
4.500%, 09/15/33	110,593	120,876
4.500%, 11/15/39	396,949	432,549
4.500%, 03/15/40	399,683	445,918
4.500%, 04/15/40	548,333	598,151
4.500%, 06/15/40	218,715	241,722
5.000%, 03/15/34	42,825	47,922
5.000%, 06/15/34	98,965	110,987
5.000%, 12/15/34	39,165	43,703
5.000%, 06/15/35	15,448	17,037
5.500%, 11/15/32	156,655	177,332
5.500%, 08/15/33	344,210	391,616
5.500%, 12/15/33	183,495	210,382
5.500%, 09/15/34	131,379	149,612
5.500%, 10/15/35	39,713	45,223
6.000%, 12/15/28	43,239	49,341
6.000%, 12/15/31	40,868	46,778
6.000%, 03/15/32	3,700	4,175
6.000%, 10/15/32	176,721	204,426
6.000%, 01/15/33	78,676	89,261
6.000%, 02/15/33	2,280	2,618
6.000%, 04/15/33	197,402	228,307
6.000%, 08/15/33	1,571	1,786
6.000%, 07/15/34	127,340	148,015
6.000%, 09/15/34	43,331	48,899
6.000%, 01/15/38	183,958	210,420
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	728,805	756,475
3.000%, 07/20/43	539,671	560,160
3.500%, 06/20/43	1,055,388	1,118,103
3.500%, 07/20/43	1,335,791	1,415,098
3.500%, 12/20/45	771,970	816,894
4.000%, 01/20/41	1,354,733	1,460,092
4.000%, 02/20/41	338,672	364,999
4.000%, 04/20/41	252,465	272,013
4.000%, 02/20/42	354,389	381,243

MSF-171

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool 4.500%, 07/20/33	23,354	$25,294
4.500%, 09/20/33	14,973	16,225
4.500%, 12/20/34	11,927	12,915
4.500%, 03/20/35	58,267	63,053
4.500%, 01/20/41	352,409	383,569
5.000%, 07/20/33	50,106	55,458
6.000%, 01/20/35	53,094	60,193
6.000%, 02/20/35	26,462	30,722
6.000%, 04/20/35	44,335	51,860

		95,697,926

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	525,039

U.S. Treasury—10.9%
U.S. Treasury Bonds 2.875%, 05/15/43	19,792,000	20,855,048
4.500%, 02/15/36 (a)	293,000	402,017
4.500%, 08/15/39	2,514,000	3,442,511
5.000%, 05/15/37	232,000	339,418
5.250%, 02/15/29	16,000	21,967
5.375%, 02/15/31	276,000	395,747
6.250%, 08/15/23	80,000	106,191
8.500%, 02/15/20	1,104,000	1,416,742
U.S. Treasury Notes 0.750%, 06/30/17	17,046,000	17,061,989
0.875%, 12/31/16	584,000	585,254
1.000%, 06/30/19	16,589,000	16,633,707
2.500%, 08/15/23 (a)	7,449,000	7,938,131
2.750%, 02/15/19	2,524,100	2,659,869
3.125%, 05/15/19	6,086,000	6,505,125
3.125%, 05/15/21	3,504,000	3,826,340
3.500%, 05/15/20	7,140,000	7,821,370
3.750%, 11/15/18	2,067,000	2,225,498
4.750%, 08/15/17	2,444,000	2,578,229

		94,815,153

Total U.S. Treasury & Government Agencies (Cost $182,209,396)		191,038,118

Corporate Bonds & Notes—12.2%

Agriculture—0.5%
Altria Group, Inc. 2.850%, 08/09/22	571,000	589,816
BAT International Finance plc 3.250%, 06/07/22 (144A) (a)	520,000	550,632
Imperial Brands Finance plc 2.950%, 07/21/20 (144A) (e)	828,000	851,192
Reynolds American, Inc. 4.450%, 06/12/25	1,823,000	2,005,741

		3,997,381

Auto Manufacturers—0.2%
General Motors Financial Co., Inc. 5.250%, 03/01/26	391,000	408,957
Toyota Motor Credit Corp. 3.400%, 09/15/21	880,000	945,073
Volkswagen International Finance NV 2.375%, 03/22/17 (144A) (a)	857,000	860,668

		2,214,698

Banks—2.7%
Banco de Credito del Peru 5.375%, 09/16/20	835,000	910,150
Bank of America Corp. 4.100%, 07/24/23	1,270,000	1,335,966
4.125%, 01/22/24	1,973,000	2,089,971
5.490%, 03/15/19	196,000	213,609
7.625%, 06/01/19	710,000	826,281
Bank One Corp. 8.000%, 04/29/27	100,000	130,384
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	899,019
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (a) (d)	500,000	540,000
BPCE S.A. 12.500%, 09/30/19 (144A) (d)	922,000	1,139,435
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,356,998
Citigroup, Inc. 2.500%, 09/26/18	580,000	588,871
Credit Suisse AG 6.500%, 08/08/23 (144A)	396,000	425,700
Discover Bank 4.200%, 08/08/23	510,000	533,090
Goldman Sachs Group, Inc. (The) 5.625%, 01/15/17	1,351,000	1,393,775
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	1,172,504
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,368,448
KFW 4.875%, 06/17/19	1,290,000	1,436,530
Mitsubishi UFJ Financial Group, Inc. 3.850%, 03/01/26	784,000	815,485
Morgan Stanley 3.875%, 04/29/24	1,081,000	1,133,853
4.000%, 07/23/25	396,000	414,072
6.625%, 04/01/18	1,343,000	1,467,275
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,117,042
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	232,954
UBS Group Funding Jersey, Ltd. 4.125%, 04/15/26 (144A) (e)	838,000	837,458
Wells Fargo & Co. 5.900%, 06/15/24 (d)	594,000	601,982

		22,980,852

MSF-172

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.4%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	1,171,000	$1,231,439
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,508,029
Diageo Capital plc 2.625%, 04/29/23	1,020,000	1,035,424

		3,774,892

Biotechnology—0.3%
Celgene Corp. 2.875%, 08/15/20	504,000	519,098
Gilead Sciences, Inc. 3.500%, 02/01/25	1,880,000	1,982,846
3.700%, 04/01/24	312,000	334,756

		2,836,700

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,422,160

Computers—0.2%
Apple, Inc. 2.850%, 02/23/23	1,176,000	1,218,994
3.850%, 05/04/43	370,000	359,759

		1,578,753

Diversified Financial Services—0.3%
GE Capital International Funding Co. 3.373%, 11/15/25 (144A)	358,000	382,020
Intercontinental Exchange, Inc. 2.750%, 12/01/20	301,000	307,331
4.000%, 10/15/23	832,000	869,208
Visa, Inc. 3.150%, 12/14/25	1,192,000	1,244,299

		2,802,858

Electric—0.8%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	469,530
Midamerican Funding LLC 6.927%, 03/01/29	699,000	928,902
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	984,204
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	957,699
PPL Capital Funding, Inc. 3.400%, 06/01/23	880,000	897,736
5.000%, 03/15/44	296,000	317,276
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,097,560
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (e)	778,000	798,325

Electric—(Continued)
W3A Funding Corp. 8.090%, 01/02/17	244,260	244,008

		6,695,240

Food—0.1%
J.M. Smucker Co. (The) 3.500%, 03/15/25	580,000	604,608
Kraft Heinz Foods Co. 3.500%, 06/06/22	412,000	433,072
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	250,476

		1,288,156

Healthcare-Products—0.5%
Becton Dickinson & Co. 2.675%, 12/15/19	596,000	610,600
6.375%, 08/01/19	1,110,000	1,264,918
Medtronic, Inc. 4.375%, 03/15/35	1,010,000	1,093,453
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	1,222,000	1,234,704

		4,203,675

Healthcare-Services—0.4%
Anthem, Inc. 3.300%, 01/15/23	600,000	606,600
Laboratory Corp. of America Holdings 3.200%, 02/01/22	850,000	861,690
Roche Holdings, Inc. 6.000%, 03/01/19 (144A) (a)	315,000	357,794
UnitedHealth Group, Inc. 3.750%, 07/15/25	1,303,000	1,403,960

		3,230,044

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,123,667

Housewares—0.1%
Newell Rubbermaid, Inc. 3.850%, 04/01/23	914,000	947,919

Insurance—0.6%
American International Group, Inc. 4.125%, 02/15/24	750,000	781,506
4.875%, 06/01/22	1,770,000	1,946,361
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	399,885
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	595,714
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	1,015,239

MSF-173

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	$482,408

		5,221,113

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,133,171

Machinery-Construction & Mining—0.1%
Atlas Copco AB 5.600%, 05/22/17 (144A)	910,000	944,616

Media—0.4%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	966,308
CCO Safari II LLC 4.908%, 07/23/25 (144A)	523,000	551,669
Grupo Televisa S.A.B. 5.000%, 05/13/45	318,000	292,444
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,575,255

		3,385,676

Mining—0.1%
Freeport-McMoRan, Inc. 3.875%, 03/15/23	1,010,000	684,275

Miscellaneous Manufacturing—0.1%
General Electric Co. 1.237%, 01/09/20 (d)	633,000	633,247
3.100%, 01/09/23	138,000	146,131

		779,378

Multi-National—0.1%
Asian Development Bank 1.125%, 03/15/17	574,000	575,744

Oil & Gas—1.1%
Anadarko Petroleum Corp. 6.375%, 09/15/17	536,000	561,715
BP Capital Markets plc 4.500%, 10/01/20	306,000	334,608
4.742%, 03/11/21	847,000	939,802
Chevron Corp. 0.788%, 11/15/17 (d)	1,696,000	1,688,003
CNOOC Finance, Ltd. 3.875%, 05/02/22 (144A)	1,010,000	1,053,219
Petro-Canada 6.050%, 05/15/18	1,664,000	1,759,896
Petroleos Mexicanos 3.125%, 01/23/19 (a)	352,000	348,832
8.000%, 05/03/19 (a)	759,000	845,488
Ras Laffan Liquefied Natural Gas Co., Ltd. 5.832%, 09/30/16 (144A)	104,178	106,342

Oil & Gas—(Continued)
Statoil ASA 7.750%, 06/15/23	100,000	125,477
Total Capital International S.A. 1.550%, 06/28/17	684,000	686,694
3.750%, 04/10/24 (a)	910,000	957,484

		9,407,560

Pharmaceuticals—0.4%
AbbVie, Inc. 3.600%, 05/14/25	584,000	613,035
Actavis Funding SCS 3.800%, 03/15/25	463,000	481,864
4.850%, 06/15/44	537,000	571,871
Express Scripts Holding Co. 2.650%, 02/15/17	1,280,000	1,296,717
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	572,000	596,134

		3,559,621

Pipelines—0.7%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,197,850
Energy Transfer Partners L.P. 3.600%, 02/01/23	558,000	484,071
4.900%, 02/01/24	450,000	409,381
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	994,788
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	650,492
7.750%, 03/15/32 (a)	625,000	653,464
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,377,587

		5,767,633

Real Estate Investment Trusts—0.1%
HCP, Inc. 5.375%, 02/01/21	734,000	801,604

Retail—0.7%
CVS Health Corp. 3.875%, 07/20/25	1,235,000	1,332,719
Gap, Inc. (The) 5.950%, 04/12/21 (a)	620,000	671,734
Home Depot, Inc. (The) 5.950%, 04/01/41	278,000	367,675
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	2,266,726
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	836,000	860,850
4.500%, 11/18/34	426,000	413,701

		5,913,405

Sovereign—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,806,704

MSF-174

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.7%
AT&T, Inc. 3.000%, 06/30/22	838,000	$850,185
3.400%, 05/15/25	838,000	839,963
Crown Castle Towers LLC 4.883%, 08/15/40 (144A)	370,000	396,285
6.113%, 01/15/40 (144A)	711,000	784,472
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,651,178
Verizon Communications, Inc. 6.400%, 09/15/33	1,271,000	1,563,329

		6,085,412

Total Corporate Bonds & Notes (Cost $100,168,575)		105,162,907

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	26,959	5,796

Commercial Mortgage-Backed Securities—1.9%
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,389,355
5.475%, 03/10/39	3,025,000	3,070,549
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,279,926	1,320,311
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	775,945
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	27,431	29,759
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,444,233
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,678,300
JPMorgan Chase Commercial Mortgage Securities Trust 5.743%, 06/15/49 (d)	2,207,157	2,257,791
Morgan Stanley Capital I, Inc. 0.758%, 11/15/30 (144A) (d) (f)	1,335,502	18,889
Wachovia Bank Commercial Mortgage Trust 5.703%, 06/15/49 (d)	1,131,867	1,158,011
5.946%, 02/15/51 (d)	1,405,760	1,448,480
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,486,759

		16,078,382

Total Mortgage-Backed Securities (Cost $16,115,078)		16,084,178

Asset-Backed Securities—0.9%

Asset-Backed - Automobile—0.1%
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	557,211

Asset-Backed - Automobile—(Continued)
Ford Credit Auto Owner Trust 2.310%, 04/15/26 (144A)	425,000	428,841

		986,052

Asset-Backed - Home Equity—0.2%
Bayview Financial Revolving Asset Trust 2.039%, 12/28/40 (144A) (d) (e)	768,794	555,652
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	262,672	249,480
Home Equity Loan Trust 5.320%, 12/25/35 (d)	596,348	483,229

		1,288,361

Asset-Backed - Other—0.6%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	1,000,017
Atrium CDO Corp. 1.421%, 11/16/22 (144A) (d) (e)	403,097	401,376
Cent CLO, Ltd. 1.916%, 01/30/25 (144A) (d)	831,000	821,694
Dryden XXVI Senior Loan Fund 1.722%, 07/15/25 (144A) (d)	1,068,000	1,049,411
Fortress Credit BSL, Ltd. 1.800%, 01/19/25 (144A) (d)	716,478	705,894
Small Business Administration Participation Certificates 4.350%, 07/01/23	245,987	260,538
4.770%, 04/01/24	15,601	16,708
4.950%, 03/01/25	85,594	92,859
4.990%, 09/01/24	45,992	49,973
5.110%, 08/01/25	130,205	141,922
5.180%, 05/01/24	26,553	28,949
5.520%, 06/01/24	63,118	69,335
Voya CLO, Ltd. 1.769%, 04/25/25 (144A) (d)	970,000	951,837

		5,590,513

Total Asset-Backed Securities (Cost $8,146,517)		7,864,926

Convertible Preferred Stocks—0.8%

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 11.125%, 06/29/18	5,512	575,453

Electric Utilities—0.2%
Exelon Corp. 6.500%, 06/01/17	37,363	1,839,380

Food Products—0.4%
Tyson Foods, Inc. 4.750%, 07/15/17	52,300	3,895,304

MSF-175

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pharmaceuticals—0.1%
Allergan plc 5.500%, 03/01/18	1,063	$977,046

Total Convertible Preferred Stocks (Cost $6,177,719)		7,287,183

Municipals—0.2%
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,582,140

Foreign Government—0.1%

Sovereign—0.1%
Iceland Government International Bond 4.875%, 06/16/16 (144A)	313,000	314,476
Mexico Government International Bond 4.750%, 03/08/44	909,000	906,728
Peruvian Government International Bond 7.350%, 07/21/25	103,000	135,445

Total Foreign Government (Cost $1,338,530)		1,356,649

Short-Term Investments—5.7%

Discount Note—0.6%
Federal Home Loan Bank 0.010%, 04/01/16 (g)	5,238,000	5,238,000

Mutual Fund—4.1%
State Street Navigator Securities Lending MET Portfolio (h)	35,965,689	35,965,689

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $8,403,770 on 04/01/16, collateralized by $8,480,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $8,575,400.	8,403,763	8,403,763

Total Short-Term Investments (Cost $49,607,452)		49,607,452

Total Investments—104.1% (Cost $784,562,596) (i)		900,724,802
Other assets and liabilities (net)—(4.1)%		(35,778,383)

Net Assets—100.0%		$864,946,419

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $52,760,813 and the collateral received consisted of cash in the amount of $35,965,689 and non-cash collateral with a value of $18,784,970. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $3,479,558, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(i)	As of March 31, 2016, the aggregate cost of investments was $784,562,596. The aggregate unrealized appreciation and depreciation of investments were $135,030,209 and $(18,868,003), respectively, resulting in net unrealized appreciation of $116,162,206.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $26,604,136, which is 3.1% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

MSF-176

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Atrium CDO Corp., 1.421%, 11/16/22	02/03/16 - 02/04/16	$403,097	$401,628	$401,376
Bayview Financial Revolving Asset Trust, 2.039%, 12/28/40	03/01/06	768,794	768,794	555,652
BlackRock Capital Finance L.P., 7.750%, 09/25/26	05/01/06	26,959	25,980	5,796
General Electric Capital Assurance Co., 5.743%, 05/12/35	09/23/03	27,431	27,568	29,759
Imperial Brands Finance plc, 2.950%, 07/21/20	07/21/15	828,000	820,198	851,192
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	05/07/14	778,000	773,427	798,325
UBS Group Funding Jersey, Ltd., 4.125%, 04/15/26	03/29/16	838,000	836,148	837,458

				$3,479,558

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$25,040,622	$—	$—	$25,040,622
Air Freight & Logistics	3,936,668	—	—	3,936,668
Airlines	895,274	—	—	895,274
Auto Components	7,604,054	—	—	7,604,054
Automobiles	2,058,250	3,187,363	—	5,245,613
Banks	45,910,700	3,518,470	—	49,429,170
Beverages	1,193,754	3,239,815	—	4,433,569
Biotechnology	1,869,334	—	—	1,869,334
Building Products	2,903,087	—	—	2,903,087
Capital Markets	20,830,750	1,643,468	—	22,474,218
Chemicals	16,649,550	—	—	16,649,550
Commercial Services & Supplies	3,541,487	—	—	3,541,487
Communications Equipment	6,986,274	—	—	6,986,274
Consumer Finance	4,785,743	—	—	4,785,743
Containers & Packaging	866,734	—	—	866,734
Distributors	1,176,844	—	—	1,176,844
Diversified Financial Services	2,172,552	—	—	2,172,552
Diversified Telecommunication Services	13,544,629	1,407,137	—	14,951,766
Electric Utilities	13,764,100	—	—	13,764,100
Electrical Equipment	2,963,029	—	—	2,963,029
Energy Equipment & Services	4,029,165	—	—	4,029,165
Food & Staples Retailing	10,517,448	685,295	—	11,202,743
Food Products	12,993,048	7,960,974	—	20,954,022
Health Care Equipment & Supplies	16,302,351	—	—	16,302,351

MSF-177

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	$5,008,047	$—	$—	$5,008,047
Hotels, Restaurants & Leisure	2,552,581	—	—	2,552,581
Household Durables	585,647	357,955	—	943,602
Household Products	2,368,333	1,139,670	—	3,508,003
Industrial Conglomerates	14,428,612	—	—	14,428,612
Insurance	29,880,459	3,269,983	—	33,150,442
Internet & Catalog Retail	4,504,540	—	—	4,504,540
Internet Software & Services	4,540,364	—	—	4,540,364
IT Services	21,117,756	—	—	21,117,756
Life Sciences Tools & Services	5,688,520	—	—	5,688,520
Machinery	13,699,087	—	—	13,699,087
Media	24,526,399	—	—	24,526,399
Metals & Mining	—	1,871,611	—	1,871,611
Multi-Utilities	1,197,309	1,185,775	—	2,383,084
Multiline Retail	8,815,787	—	—	8,815,787
Oil, Gas & Consumable Fuels	27,906,354	1,888,849	—	29,795,203
Pharmaceuticals	37,685,184	1,833,068	—	39,518,252
Professional Services	392,129	—	—	392,129
Real Estate Investment Trusts	5,232,230	—	—	5,232,230
Road & Rail	3,416,827	—	—	3,416,827
Semiconductors & Semiconductor Equipment	9,919,009	—	—	9,919,009
Software	10,483,784	—	—	10,483,784
Specialty Retail	4,772,294	—	—	4,772,294
Technology Hardware, Storage & Peripherals	3,282,140	—	—	3,282,140
Tobacco	21,598,948	993,619	—	22,592,567
Wireless Telecommunication Services	—	420,410	—	420,410
Total Common Stocks	486,137,787	34,603,462	—	520,741,249
Total U.S. Treasury & Government Agencies*	—	191,038,118	—	191,038,118
Total Corporate Bonds & Notes*	—	105,162,907	—	105,162,907
Total Mortgage-Backed Securities*	—	16,084,178	—	16,084,178
Total Asset-Backed Securities*	—	7,864,926	—	7,864,926
Total Convertible Preferred Stocks*	7,287,183	—	—	7,287,183
Total Municipals	—	1,582,140	—	1,582,140
Total Foreign Government*	—	1,356,649	—	1,356,649
Short-Term Investments
Discount Note	—	5,238,000	—	5,238,000
Mutual Fund	35,965,689	—	—	35,965,689
Repurchase Agreement	—	8,403,763	—	8,403,763
Total Short-Term Investments	35,965,689	13,641,763	—	49,607,452
Total Investments	$529,390,659	$371,334,143	$—	$900,724,802

Collateral for Securities Loaned (Liability)	$—	$(35,965,689)	$—	$(35,965,689)

*	See Schedule of Investments for additional detailed categorizations.

MSF-178

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.5%
Honeywell International, Inc.	566,297	$63,453,579
Lockheed Martin Corp.	202,853	44,931,939
Northrop Grumman Corp.	144,103	28,517,984
United Technologies Corp.	590,589	59,117,959

		196,021,461

Air Freight & Logistics—1.4%
United Parcel Service, Inc. - Class B	410,388	43,283,622

Auto Components—1.4%
Delphi Automotive plc	259,245	19,448,560
Johnson Controls, Inc.	600,318	23,394,392

		42,842,952

Automobiles—0.5%
Harley-Davidson, Inc. (a)	288,308	14,798,850

Banks—11.0%
BB&T Corp.	455,337	15,149,062
Citigroup, Inc.	525,197	21,926,975
JPMorgan Chase & Co.	2,116,879	125,361,574
PNC Financial Services Group, Inc. (The)	310,901	26,292,898
U.S. Bancorp	1,305,739	52,999,946
Wells Fargo & Co.	1,825,969	88,303,861

		330,034,316

Beverages—1.1%
Diageo plc	1,257,828	33,944,707

Capital Markets—5.3%
Bank of New York Mellon Corp. (The)	826,750	30,449,203
BlackRock, Inc.	83,018	28,273,440
Franklin Resources, Inc.	739,140	28,863,417
Goldman Sachs Group, Inc. (The)	321,910	50,533,432
State Street Corp.	370,085	21,657,374

		159,776,866

Chemicals—3.4%
E.I. du Pont de Nemours & Co.	379,794	24,048,556
Monsanto Co.	119,448	10,480,368
PPG Industries, Inc.	596,394	66,491,967

		101,020,891

Commercial Services & Supplies—1.2%
Tyco International plc	1,020,910	37,477,606

Consumer Finance—0.9%
American Express Co.	415,300	25,499,420

Containers & Packaging—0.5%
Crown Holdings, Inc. (b)	294,664	14,612,388

Diversified Financial Services—1.2%
McGraw Hill Financial, Inc.	58,586	5,798,842

Diversified Financial Services—(Continued)
Nasdaq, Inc.	469,989	31,197,870

		36,996,712

Diversified Telecommunication Services—1.7%
Verizon Communications, Inc.	958,427	51,831,732

Electric Utilities—1.1%
Duke Energy Corp.	309,219	24,947,789
Xcel Energy, Inc.	169,312	7,080,628

		32,028,417

Electrical Equipment—1.0%
Eaton Corp. plc	481,821	30,142,722

Energy Equipment & Services—1.6%
Baker Hughes, Inc.	45,219	1,981,949
National Oilwell Varco, Inc. (a)	445,151	13,844,196
Schlumberger, Ltd. (a)	448,522	33,078,497

		48,904,642

Food & Staples Retailing—1.8%
CVS Health Corp.	522,973	54,247,989

Food Products—4.9%
Archer-Daniels-Midland Co.	601,825	21,852,266
Danone S.A.	328,738	23,337,832
General Mills, Inc.	759,415	48,108,940
J.M. Smucker Co. (The)	48,179	6,255,562
Nestle S.A.	645,005	48,164,772

		147,719,372

Health Care Equipment & Supplies—3.7%
Abbott Laboratories	745,701	31,192,673
Medtronic plc	841,383	63,103,725
St. Jude Medical, Inc.	315,584	17,357,120

		111,653,518

Health Care Providers & Services—1.4%
Cigna Corp.	100,688	13,818,421
Express Scripts Holding Co. (a) (b)	279,140	19,174,126
McKesson Corp.	57,843	9,095,812

		42,088,359

Household Durables—0.3%
Newell Rubbermaid, Inc.	222,767	9,866,350

Household Products—0.5%
Procter & Gamble Co. (The)	176,422	14,521,295

Industrial Conglomerates—3.5%
3M Co.	380,218	63,355,725
Danaher Corp.	458,159	43,460,963

		106,816,688

MSF-179

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—7.7%
Aon plc	452,871	$47,302,376
Chubb, Ltd.	545,694	65,019,440
Prudential Financial, Inc.	526,460	38,020,941
Travelers Cos., Inc. (The)	687,017	80,181,754

		230,524,511

IT Services—5.3%
Accenture plc - Class A	734,029	84,706,947
Fidelity National Information Services, Inc.	392,988	24,880,070
Fiserv, Inc. (b)	140,951	14,458,754
International Business Machines Corp.	232,398	35,196,677

		159,242,448

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	257,311	36,432,664

Machinery—2.9%
Caterpillar, Inc. (a)	127,338	9,746,450
Cummins, Inc. (a)	66,495	7,310,460
Deere & Co. (a)	99,407	7,653,345
Illinois Tool Works, Inc.	247,795	25,384,120
Ingersoll-Rand plc	138,152	8,566,806
Pentair plc (a)	235,626	12,785,067
Stanley Black & Decker, Inc.	145,140	15,270,179

		86,716,427

Media—4.3%
Comcast Corp. - Class A	612,731	37,425,610
Omnicom Group, Inc. (a)	572,246	47,628,035
Time Warner, Inc.	349,604	25,363,770
Time, Inc.	32,730	505,351
Viacom, Inc. - Class B	274,298	11,323,021
Walt Disney Co. (The)	79,268	7,872,105

		130,117,892

Multiline Retail—0.7%
Target Corp.	266,425	21,921,449

Oil, Gas & Consumable Fuels—4.4%
Chevron Corp.	343,730	32,791,842
EOG Resources, Inc.	342,585	24,864,819
Exxon Mobil Corp.	552,303	46,167,008
Occidental Petroleum Corp.	405,665	27,759,656

		131,583,325

Pharmaceuticals—8.1%
Allergan plc (b)	32,589	8,734,830
Endo International plc (a) (b)	183,729	5,171,971
Johnson & Johnson	984,252	106,496,067
Merck & Co., Inc.	795,920	42,112,127
Novartis AG	102,914	7,434,032
Pfizer, Inc.	2,248,976	66,659,649
Roche Holding AG	29,523	7,244,456

		243,853,132

Professional Services—0.2%
Equifax, Inc.	57,816	6,607,791

Road & Rail—1.2%
Canadian National Railway Co.	264,527	16,522,356
Union Pacific Corp.	240,591	19,139,014

		35,661,370

Semiconductors & Semiconductor Equipment—1.7%
Analog Devices, Inc.	165,212	9,778,898
Texas Instruments, Inc.	701,602	40,285,987

		50,064,885

Software—0.8%
Oracle Corp.	590,509	24,157,723

Specialty Retail—0.5%
Advance Auto Parts, Inc.	60,880	9,761,499
Bed Bath & Beyond, Inc. (a) (b)	106,692	5,296,191

		15,057,690

Tobacco—4.2%
Altria Group, Inc.	339,638	21,281,717
Philip Morris International, Inc.	1,070,729	105,049,222

		126,330,939

Wireless Telecommunication Services—0.2%
Vodafone Group plc	2,210,788	7,046,632

Total Common Stocks (Cost $2,363,599,479)		2,991,449,753

Short-Term Investments—4.8%

Commercial Paper—0.5%
General Electric Co. 0.000%, 04/01/16 (c)	16,161,000	16,161,000

Mutual Fund—4.3%
State Street Navigator Securities Lending MET Portfolio (d)	130,096,356	130,096,356

Total Short-Term Investments (Cost $146,257,356)		146,257,356

Total Investments—104.1% (Cost $2,509,856,835) (e)		3,137,707,109
Other assets and liabilities (net)—(4.1)%		(123,824,352)

Net Assets—100.0%		$3,013,882,757

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)

All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $158,302,668 and the collateral received consisted of cash in the amount of $130,096,356

MSF-180

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

and non-cash collateral with a value of $32,471,237. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(e)	As of March 31, 2016, the aggregate cost of investments was $2,509,856,835. The aggregate unrealized appreciation and depreciation of investments were $702,421,539 and $(74,571,265), respectively, resulting in net unrealized appreciation of $627,850,274.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$196,021,461	$—	$—	$196,021,461
Air Freight & Logistics	43,283,622	—	—	43,283,622
Auto Components	42,842,952	—	—	42,842,952
Automobiles	14,798,850	—	—	14,798,850
Banks	330,034,316	—	—	330,034,316
Beverages	—	33,944,707	—	33,944,707
Capital Markets	159,776,866	—	—	159,776,866
Chemicals	101,020,891	—	—	101,020,891
Commercial Services & Supplies	37,477,606	—	—	37,477,606
Consumer Finance	25,499,420	—	—	25,499,420
Containers & Packaging	14,612,388	—	—	14,612,388
Diversified Financial Services	36,996,712	—	—	36,996,712
Diversified Telecommunication Services	51,831,732	—	—	51,831,732
Electric Utilities	32,028,417	—	—	32,028,417
Electrical Equipment	30,142,722	—	—	30,142,722
Energy Equipment & Services	48,904,642	—	—	48,904,642
Food & Staples Retailing	54,247,989	—	—	54,247,989
Food Products	76,216,768	71,502,604	—	147,719,372
Health Care Equipment & Supplies	111,653,518	—	—	111,653,518
Health Care Providers & Services	42,088,359	—	—	42,088,359
Household Durables	9,866,350	—	—	9,866,350
Household Products	14,521,295	—	—	14,521,295
Industrial Conglomerates	106,816,688	—	—	106,816,688
Insurance	230,524,511	—	—	230,524,511
IT Services	159,242,448	—	—	159,242,448
Life Sciences Tools & Services	36,432,664	—	—	36,432,664
Machinery	86,716,427	—	—	86,716,427
Media	130,117,892	—	—	130,117,892

MSF-181

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$21,921,449	$—	$—	$21,921,449
Oil, Gas & Consumable Fuels	131,583,325	—	—	131,583,325
Pharmaceuticals	229,174,644	14,678,488	—	243,853,132
Professional Services	6,607,791	—	—	6,607,791
Road & Rail	35,661,370	—	—	35,661,370
Semiconductors & Semiconductor Equipment	50,064,885	—	—	50,064,885
Software	24,157,723	—	—	24,157,723
Specialty Retail	15,057,690	—	—	15,057,690
Tobacco	126,330,939	—	—	126,330,939
Wireless Telecommunication Services	—	7,046,632	—	7,046,632
Total Common Stocks	2,864,277,322	127,172,431	—	2,991,449,753
Short-Term Investments
Commercial Paper	—	16,161,000	—	16,161,000
Mutual Fund	130,096,356	—	—	130,096,356
Total Short-Term Investments	130,096,356	16,161,000	—	146,257,356
Total Investments	$2,994,373,678	$143,333,431	$—	$3,137,707,109

Collateral for Securities Loaned (Liability)	$—	$(130,096,356)	$—	$(130,096,356)

MSF-182

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—94.7% of Net Assets

Security Description	Shares	Value

Australia—6.9%
AGL Energy, Ltd.	49,491	$699,874
Alumina, Ltd. (a)	191,453	189,107
Amcor, Ltd.	95,202	1,047,890
AMP, Ltd.	234,994	1,045,483
APA Group	98,264	665,303
Aristocrat Leisure, Ltd.	41,217	326,239
Asciano, Ltd.	48,897	336,930
ASX, Ltd.	16,055	511,134
Aurizon Holdings, Ltd.	157,842	478,509
AusNet Services	138,423	158,431
Australia & New Zealand Banking Group, Ltd.	230,051	4,126,130
Bank of Queensland, Ltd.	24,917	230,857
Bendigo and Adelaide Bank, Ltd. (a)	35,779	242,790
BHP Billiton plc	172,349	1,947,331
BHP Billiton, Ltd.	251,544	3,274,261
Boral, Ltd.	61,162	290,386
Brambles, Ltd.	129,540	1,203,974
Caltex Australia, Ltd.	19,432	507,792
Challenger, Ltd.	44,035	282,326
CIMIC Group, Ltd.	8,428	225,056
Coca-Cola Amatil, Ltd.	42,510	288,283
Cochlear, Ltd.	5,478	430,695
Commonwealth Bank of Australia	135,072	7,775,076
Computershare, Ltd.	41,806	313,625
Crown Resorts, Ltd.	29,464	281,294
CSL, Ltd.	37,261	2,900,467
Dexus Property Group (REIT)	66,326	403,816
DUET Group (b)	178,971	314,311
Flight Centre Travel Group, Ltd. (a)	4,482	148,601
Fortescue Metals Group, Ltd. (a)	100,245	193,229
Goodman Group (REIT)	139,425	713,092
GPT Group (The) (REIT)	140,241	537,744
Harvey Norman Holdings, Ltd.	44,837	161,594
Healthscope, Ltd.	134,432	274,578
Iluka Resources, Ltd.	29,031	145,626
Incitec Pivot, Ltd.	152,808	373,249
Insurance Australia Group, Ltd.	184,566	788,536
Lend Lease Group	51,045	542,694
Macquarie Group, Ltd.	24,276	1,227,746
Medibank Private, Ltd.	199,900	448,579
Mirvac Group (REIT)	298,553	443,251
National Australia Bank, Ltd.	205,566	4,125,066
Newcrest Mining, Ltd. (c)	60,310	783,962
Oil Search, Ltd.	104,563	545,419
Orica, Ltd.	26,176	308,030
Origin Energy, Ltd.	123,698	479,395
QBE Insurance Group, Ltd.	110,125	919,054
Ramsay Health Care, Ltd. (a)	10,616	500,610
REA Group, Ltd. (a)	4,158	172,159
Rio Tinto, Ltd.	31,918	1,050,573
Santos, Ltd.	164,725	512,676
Scentre Group (REIT)	417,733	1,423,043
Seek, Ltd. (a)	22,233	275,645
Sonic Healthcare, Ltd.	32,696	470,233
South32, Ltd. (c)	393,402	439,557
Stockland (REIT)	205,214	673,476
Suncorp Group, Ltd.	108,776	991,673

Australia—(Continued)
Sydney Airport	80,467	413,378
Tabcorp Holdings, Ltd.	54,472	179,144
Tatts Group, Ltd.	123,533	358,370
Telstra Corp., Ltd.	335,688	1,373,091
TPG Telecom, Ltd.	21,838	189,887
Transurban Group	159,204	1,388,378
Treasury Wine Estates, Ltd.	68,905	509,668
Vicinity Centres (REIT)	252,185	618,395
Vocus Communications, Ltd. (a)	34,500	220,474
Wesfarmers, Ltd.	88,016	2,803,905
Westfield Corp. (REIT)	163,017	1,251,342
Westpac Banking Corp.	266,028	6,203,238
Woodside Petroleum, Ltd.	60,391	1,208,635
Woolworths, Ltd. (a)	104,896	1,781,824

		68,666,189

Austria—0.2%
Andritz AG (a)	6,601	362,815
Erste Group Bank AG (c)	22,499	632,900
OMV AG	12,416	349,654
Voestalpine AG	9,525	317,941

		1,663,310

Belgium—1.4%
Ageas	15,573	618,769
Anheuser-Busch InBev S.A.	63,583	7,937,852
Colruyt S.A.	5,430	316,802
Delhaize Group S.A.	7,921	826,544
Groupe Bruxelles Lambert S.A.	5,864	484,188
KBC Groep NV	19,071	984,279
Proximus	14,232	487,086
Solvay S.A.	5,735	574,307
Telenet Group Holding NV (c)	4,184	212,086
UCB S.A.	9,619	734,747
Umicore S.A.	8,519	423,582

		13,600,242

Denmark—1.9%
AP Moeller - Maersk A/S - Class A	274	348,556
AP Moeller - Maersk A/S - Class B	566	739,723
Carlsberg A/S - Class B	7,997	761,703
Chr Hansen Holding A/S	7,473	502,165
Coloplast A/S - Class B (a)	8,608	651,109
Danske Bank A/S	58,351	1,644,715
DSV A/S	16,462	683,418
Genmab A/S (c)	4,236	587,400
ISS A/S	10,958	439,470
Novo Nordisk A/S - Class B (a)	154,935	8,378,812
Novozymes A/S - B Shares	17,609	790,420
Pandora A/S	8,607	1,124,192
TDC A/S	59,338	289,826
Tryg A/S	8,735	169,679
Vestas Wind Systems A/S	18,883	1,329,060
William Demant Holding A/S (a) (c)	1,881	188,878

		18,629,126

MSF-183

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—1.0%
Elisa Oyj (a)	13,058	$506,620
Fortum Oyj (a)	31,487	475,213
Kone Oyj - Class B (a)	26,344	1,266,728
Metso Oyj (a)	7,511	178,591
Neste Oyj	9,073	298,485
Nokia Oyj	451,151	2,683,983
Nokian Renkaat Oyj	10,639	375,764
Orion Oyj - Class B	9,644	318,154
Sampo Oyj - A Shares (a)	35,348	1,674,928
Stora Enso Oyj - R Shares	40,497	361,597
UPM-Kymmene Oyj	42,203	762,312
Wartsila Oyj Abp (a)	12,999	586,718

		9,489,093

France—9.1%
Accor S.A.	18,438	781,568
Aeroports de Paris	2,209	273,424
Air Liquide S.A.	26,902	3,021,929
Alstom S.A. (a) (c)	13,067	334,338
Arkema S.A.	5,073	380,114
Atos SE	6,339	515,903
AXA S.A.	155,873	3,669,864
BNP Paribas S.A.	82,830	4,159,415
Bollore S.A.	61,600	238,988
Bouygues S.A.	14,921	607,985
Bureau Veritas S.A.	19,643	437,267
Cap Gemini S.A.	12,372	1,163,062
Carrefour S.A.	46,421	1,276,311
Casino Guichard Perrachon S.A.	4,364	249,894
Christian Dior SE	4,654	844,456
Cie de St-Gobain	40,023	1,760,876
Cie Generale des Etablissements Michelin	14,364	1,468,516
CNP Assurances	10,520	163,889
Credit Agricole S.A.	81,041	875,340
Danone S.A.	46,007	3,270,876
Dassault Systemes S.A.	10,162	805,623
Edenred	13,868	269,497
Electricite de France S.A.	17,389	194,752
Engie S.A.	120,464	1,867,133
Essilor International S.A.	16,817	2,075,128
Eurazeo S.A.	2,361	159,824
Eutelsat Communications S.A.	14,990	484,111
Fonciere Des Regions (REIT)	3,163	298,742
Gecina S.A. (REIT)	2,574	354,659
Groupe Eurotunnel SE	32,808	368,132
Hermes International (a)	2,256	794,774
ICADE (REIT)	3,450	264,094
Iliad S.A.	2,335	600,779
Imerys S.A.	2,253	157,228
Ingenico Group S.A.	4,093	469,538
JCDecaux S.A.	4,706	205,782
Kering	5,893	1,052,285
Klepierre (REIT)	16,658	797,069
L’Oreal S.A.	19,696	3,525,295
Lagardere SCA	8,303	220,540
Legrand S.A.	20,811	1,166,699

France—(Continued)
LVMH Moet Hennessy Louis Vuitton SE	21,849	3,742,448
Natixis S.A.	80,165	393,879
Numericable-SFR SAS	9,888	415,439
Orange S.A.	155,617	2,723,040
Pernod-Ricard S.A.	17,290	1,928,869
Peugeot S.A. (c)	40,345	691,301
Publicis Groupe S.A.	15,420	1,082,211
Remy Cointreau S.A.	1,860	141,349
Renault S.A.	15,031	1,493,662
Rexel S.A.	20,012	285,541
Safran S.A.	24,884	1,742,506
Sanofi	92,351	7,438,051
Schneider Electric SE	43,651	2,760,829
SCOR SE	11,686	415,109
SES S.A.	24,380	713,498
Societe BIC S.A.	2,149	323,548
Societe Generale S.A.	57,373	2,113,601
Sodexo S.A.	7,921	852,902
Suez Environnement Co.	22,682	415,803
Technip S.A.	9,722	538,373
Thales S.A.	7,807	684,725
Total S.A.	173,540	7,904,463
Unibail-Rodamco SE (REIT) (a)	7,985	2,194,083
Valeo S.A.	6,800	1,058,857
Veolia Environnement S.A.	38,440	926,525
Vinci S.A.	37,414	2,782,296
Vivendi S.A.	94,245	1,982,877
Wendel S.A.	2,267	246,952
Zodiac Aerospace	14,929	298,655

		89,917,091

Germany—8.3%
adidas AG	16,543	1,941,630
Allianz SE	36,569	5,953,363
Axel Springer SE (a)	3,006	162,094
BASF SE	71,822	5,423,445
Bayer AG	65,388	7,695,792
Bayerische Motoren Werke AG	26,677	2,453,798
Beiersdorf AG	8,429	761,800
Brenntag AG	12,657	722,634
Commerzbank AG (c)	87,047	757,573
Continental AG	8,442	1,924,048
Daimler AG	77,142	5,922,658
Deutsche Bank AG	109,061	1,858,341
Deutsche Boerse AG	14,683	1,254,725
Deutsche Lufthansa AG (a) (c)	17,782	287,882
Deutsche Post AG	76,616	2,130,939
Deutsche Telekom AG	252,157	4,530,103
Deutsche Wohnen AG	28,299	881,054
E.ON SE	159,825	1,536,121
Evonik Industries AG	10,400	312,226
Fraport AG Frankfurt Airport Services Worldwide	4,331	262,092
Fresenius Medical Care AG & Co. KGaA	17,215	1,527,040
Fresenius SE & Co. KGaA	30,854	2,257,355
GEA Group AG	14,300	697,366
Hannover Rueck SE	5,368	626,052

MSF-184

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
HeidelbergCement AG	10,797	$925,267
Henkel AG & Co. KGaA	7,933	780,661
Hugo Boss AG	4,934	323,923
Infineon Technologies AG	85,888	1,223,361
K&S AG (a)	14,121	330,742
Kabel Deutschland Holding AG	1,650	184,908
LANXESS AG	7,402	356,110
Linde AG	15,006	2,188,975
MAN SE	3,022	327,570
Merck KGaA	10,657	889,864
Metro AG (a)	15,747	487,883
Muenchener Rueckversicherungs-Gesellschaft AG	13,047	2,657,259
OSRAM Licht AG	8,388	431,322
ProSiebenSat.1 Media SE	16,646	856,709
RTL Group S.A. (c)	2,700	228,896
RWE AG	34,949	452,600
SAP SE	77,711	6,296,108
Siemens AG	62,696	6,654,899
Symrise AG	8,990	601,861
Telefonica Deutschland Holding AG	58,800	318,892
ThyssenKrupp AG	32,245	670,953
TUI AG	37,093	572,998
United Internet AG	8,781	441,040
Volkswagen AG (a)	2,495	362,497
Vonovia SE	36,786	1,325,468
Zalando SE (a) (c)	6,525	214,403

		81,985,300

Hong Kong—3.1%
AIA Group, Ltd.	969,200	5,496,768
ASM Pacific Technology, Ltd. (a)	19,600	153,195
Bank of East Asia, Ltd. (The) (a)	103,920	388,100
BOC Hong Kong Holdings, Ltd.	290,465	867,374
Cathay Pacific Airways, Ltd.	87,000	150,804
Cheung Kong Infrastructure Holdings, Ltd. (a)	57,000	557,872
Cheung Kong Property Holdings, Ltd.	214,440	1,380,530
CK Hutchison Holdings, Ltd.	212,440	2,755,090
CLP Holdings, Ltd.	147,377	1,334,988
First Pacific Co., Ltd.	202,000	151,067
Galaxy Entertainment Group, Ltd.	181,000	678,316
Hang Lung Properties, Ltd.	161,000	307,999
Hang Seng Bank, Ltd.	60,800	1,076,918
Henderson Land Development Co., Ltd.	89,176	547,031
HK Electric Investments & HK Electric Investments, Ltd. (a)	206,500	181,577
HKT Trust & HKT, Ltd.	189,980	261,578
Hong Kong & China Gas Co., Ltd.	587,379	1,099,830
Hong Kong Exchanges and Clearing, Ltd.	90,200	2,171,273
Hongkong Land Holdings, Ltd.	45,900	274,850
Hysan Development Co., Ltd.	45,000	191,794
Jardine Matheson Holdings, Ltd.	19,700	1,124,267
Li & Fung, Ltd. (a)	429,600	254,875
Link REIT (REIT)	181,141	1,073,017
MTR Corp., Ltd.	110,500	545,090
New World Development Co., Ltd.	476,707	455,052
NWS Holdings, Ltd.	177,000	281,225

Hong Kong—(Continued)
PCCW, Ltd.	481,000	310,163
Power Assets Holdings, Ltd.	107,049	1,096,131
Sands China, Ltd.	190,000	773,494
Sino Land Co., Ltd.	289,600	460,290
Sun Hung Kai Properties, Ltd.	143,250	1,750,816
Swire Pacific, Ltd. - Class A	56,317	606,244
Swire Properties, Ltd.	83,600	226,856
Techtronic Industries Co., Ltd.	128,000	506,762
WH Group, Ltd. (c)	437,000	316,607
Wharf Holdings, Ltd. (The)	104,976	574,039
Wheelock & Co., Ltd.	68,000	303,898
Wynn Macau, Ltd. (c)	134,800	208,693
Yue Yuen Industrial Holdings, Ltd.	50,500	173,827

		31,068,300

Ireland—0.9%
Bank of Ireland (c)	2,405,091	698,229
CRH plc	67,317	1,899,463
Experian plc	79,898	1,422,784
James Hardie Industries plc	40,250	550,634
Kerry Group plc - Class A	13,003	1,212,831
Paddy Power Betfair plc	6,200	864,699
Shire plc	46,314	2,655,194

		9,303,834

Israel—0.6%
Bank Hapoalim B.M.	86,396	447,663
Bank Leumi Le-Israel B.M. (c)	120,713	432,919
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	400,952
Check Point Software Technologies, Ltd. (a) (c)	5,800	507,326
Israel Chemicals, Ltd.	45,583	197,447
NICE Systems, Ltd.	5,213	341,222
Teva Pharmaceutical Industries, Ltd.	73,053	3,922,016

		6,249,545

Italy—1.9%
Assicurazioni Generali S.p.A.	93,308	1,378,564
Atlantia S.p.A.	31,412	872,230
Banca Monte dei Paschi di Siena S.p.A. (c)	1	1
Banco Popolare SC (a) (c)	33,138	227,974
Enel Green Power S.p.A.	152,537	327,383
Enel S.p.A.	552,608	2,449,387
Eni S.p.A.	199,268	3,016,347
Exor S.p.A.	10,723	383,953
Finmeccanica S.p.A. (c)	28,782	365,637
Intesa Sanpaolo S.p.A.	993,553	2,736,200
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	169,283
Luxottica Group S.p.A.	13,581	750,576
Mediobanca S.p.A.	44,816	322,813
Prysmian S.p.A.	13,126	297,750
Saipem S.p.A. (c)	422,993	168,903
Snam S.p.A.	176,405	1,104,977
Telecom Italia S.p.A. (a) (c)	866,636	935,867
Telecom Italia S.p.A. - Risparmio Shares	501,246	437,026
Terna Rete Elettrica Nazionale S.p.A.	118,746	677,639

MSF-185

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
UniCredit S.p.A.	392,223	$1,415,036
Unione di Banche Italiane S.p.A.	67,193	246,807
UnipolSai S.p.A.	64,500	149,352

		18,433,705

Japan—21.4%
ABC-Mart, Inc.	2,200	140,900
Acom Co., Ltd. (a) (c)	31,200	156,832
Aeon Co., Ltd.	51,500	744,709
AEON Financial Service Co., Ltd. (a)	8,400	197,823
Aeon Mall Co., Ltd.	6,800	100,602
Air Water, Inc.	10,000	147,787
Aisin Seiki Co., Ltd.	16,500	622,085
Ajinomoto Co., Inc.	44,000	992,309
Alfresa Holdings Corp.	12,000	230,375
Alps Electric Co., Ltd.	13,100	228,467
Amada Holdings Co., Ltd.	27,000	263,605
ANA Holdings, Inc.	84,000	236,551
Aozora Bank, Ltd. (a)	77,000	268,720
Asahi Glass Co., Ltd.	72,000	394,396
Asahi Group Holdings, Ltd.	30,700	956,224
Asahi Kasei Corp.	97,000	654,727
Asics Corp.	11,000	195,607
Astellas Pharma, Inc.	165,500	2,202,567
Bandai Namco Holdings, Inc.	12,500	272,362
Bank of Kyoto, Ltd. (The)	22,000	143,599
Bank of Yokohama, Ltd. (The) (b) (c)	83,000	377,726
Benesse Holdings, Inc. (a)	5,300	152,732
Bridgestone Corp.	51,600	1,925,520
Brother Industries, Ltd.	16,400	188,706
Calbee, Inc. (a)	5,500	218,328
Canon, Inc.	83,700	2,497,310
Casio Computer Co., Ltd.	16,900	340,443
Central Japan Railway Co.	11,700	2,071,041
Chiba Bank, Ltd. (The)	49,000	244,438
Chubu Electric Power Co., Inc.	57,000	795,223
Chugai Pharmaceutical Co., Ltd.	16,800	520,677
Chugoku Bank, Ltd. (The) (a)	12,000	125,077
Chugoku Electric Power Co., Inc. (The) (a)	23,700	319,956
Credit Saison Co., Ltd.	10,500	182,921
Dai Nippon Printing Co., Ltd.	40,000	355,701
Dai-ichi Life Insurance Co., Ltd. (The)	91,700	1,110,740
Daicel Corp.	22,000	300,267
Daihatsu Motor Co., Ltd. (a)	14,000	196,988
Daiichi Sankyo Co., Ltd.	49,000	1,090,428
Daikin Industries, Ltd.	18,000	1,346,304
Daito Trust Construction Co., Ltd.	6,200	880,024
Daiwa House Industry Co., Ltd.	47,500	1,333,640
Daiwa Securities Group, Inc.	126,000	773,758
Denso Corp.	40,100	1,609,217
Dentsu, Inc.	16,600	833,965
Don Quijote Holdings Co., Ltd.	8,200	284,512
East Japan Railway Co.	26,900	2,319,207
Eisai Co., Ltd.	19,300	1,161,987
Electric Power Development Co., Ltd.	10,900	340,112
FamilyMart Co., Ltd.	4,300	223,745

Japan—(Continued)
FANUC Corp.	15,300	2,378,818
Fast Retailing Co., Ltd.	4,200	1,345,229
Fuji Electric Co., Ltd.	43,000	148,733
Fuji Heavy Industries, Ltd.	45,600	1,607,524
FUJIFILM Holdings Corp.	36,700	1,449,628
Fujitsu, Ltd.	169,000	624,644
Fukuoka Financial Group, Inc.	53,000	172,971
Gunma Bank, Ltd. (The)	26,000	107,320
Hachijuni Bank, Ltd. (The)	30,000	129,153
Hakuhodo DY Holdings, Inc.	17,600	199,564
Hamamatsu Photonics KK (a)	9,600	264,435
Hankyu Hanshin Holdings, Inc.	102,000	650,324
Hino Motors, Ltd. (a)	19,000	205,598
Hirose Electric Co., Ltd.	2,300	253,801
Hiroshima Bank, Ltd. (The)	38,000	138,672
Hisamitsu Pharmaceutical Co., Inc.	4,500	200,938
Hitachi Chemical Co., Ltd.	8,500	153,052
Hitachi High-Technologies Corp.	5,500	154,677
Hitachi Metals, Ltd.	20,000	205,881
Hitachi, Ltd.	383,000	1,793,127
Hokuhoku Financial Group, Inc.	85,000	111,660
Hokuriku Electric Power Co.	12,000	170,012
Honda Motor Co., Ltd.	127,700	3,504,314
Hoshizaki Electric Co., Ltd.	3,100	258,578
Hoya Corp.	31,900	1,214,421
Hulic Co., Ltd.	32,300	308,204
IHI Corp. (a)	99,000	208,660
Iida Group Holdings Co., Ltd.	12,700	247,274
Inpex Corp.	71,100	539,553
Isetan Mitsukoshi Holdings, Ltd.	26,900	314,563
Isuzu Motors, Ltd.	54,500	563,139
ITOCHU Corp.	124,100	1,529,399
Iyo Bank, Ltd. (The) (a)	17,000	111,193
J Front Retailing Co., Ltd.	23,000	304,674
Japan Airlines Co., Ltd.	8,400	307,969
Japan Exchange Group, Inc.	46,400	709,475
Japan Post Bank Co., Ltd.	30,800	379,371
Japan Post Holdings Co., Ltd.	34,200	456,822
Japan Prime Realty Investment Corp. (REIT)	88	358,546
Japan Real Estate Investment Corp. (REIT)	105	607,103
Japan Retail Fund Investment Corp. (REIT)	202	484,961
Japan Tobacco, Inc.	86,200	3,588,461
JFE Holdings, Inc. (a)	35,500	478,429
JGC Corp. (a)	14,000	209,758
Joyo Bank, Ltd. (The) (a)	54,000	185,056
JSR Corp.	19,100	274,237
JTEKT Corp.	20,000	259,610
JX Holdings, Inc.	194,300	749,550
Kajima Corp.	80,000	501,346
Kakaku.com, Inc. (a)	11,000	204,057
Kamigumi Co., Ltd.	17,000	159,814
Kaneka Corp.	22,000	188,065
Kansai Electric Power Co., Inc. (The) (c)	55,000	486,649
Kansai Paint Co., Ltd. (a)	23,900	384,213
Kao Corp.	40,000	2,135,360
Kawasaki Heavy Industries, Ltd. (a)	124,000	357,117
KDDI Corp.	137,000	3,656,373

MSF-186

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Keihan Electric Railway Co., Ltd. (a)	39,000	$274,648
Keikyu Corp.	36,000	316,558
Keio Corp.	45,000	394,848
Keisei Electric Railway Co., Ltd.	20,000	281,553
Keyence Corp.	3,700	2,019,718
Kikkoman Corp. (a)	12,000	394,820
Kintetsu Group Holdings Co., Ltd.	157,120	636,321
Kirin Holdings Co., Ltd.	62,000	869,059
Kobe Steel, Ltd.	272,000	238,658
Koito Manufacturing Co., Ltd.	10,100	456,810
Komatsu, Ltd.	75,400	1,284,630
Konami Holdings Corp. (a)	7,300	215,877
Konica Minolta, Inc.	37,000	314,548
Kose Corp.	2,300	223,302
Kubota Corp.	89,000	1,212,377
Kuraray Co., Ltd.	24,500	299,193
Kurita Water Industries, Ltd.	7,100	161,831
Kyocera Corp.	24,900	1,097,615
Kyowa Hakko Kirin Co., Ltd.	20,000	319,415
Kyushu Electric Power Co., Inc. (a) (c)	39,700	378,135
Kyushu Financial Group, Inc.	26,400	152,086
Lawson, Inc.	4,900	410,052
LIXIL Group Corp.	24,500	499,242
M3, Inc. (a)	18,600	467,397
Mabuchi Motor Co., Ltd.	3,600	167,281
Makita Corp. (a)	9,500	589,681
Marubeni Corp. (a)	133,500	676,700
Marui Group Co., Ltd. (a)	16,000	229,494
Mazda Motor Corp.	41,400	640,565
Medipal Holdings Corp.	10,700	169,560
MEIJI Holdings Co., Ltd.	10,200	819,668
Minebea Co., Ltd. (a)	24,000	187,342
Miraca Holdings, Inc.	4,000	164,206
Mitsubishi Chemical Holdings Corp.	116,300	605,985
Mitsubishi Corp.	105,400	1,786,218
Mitsubishi Electric Corp.	160,000	1,677,871
Mitsubishi Estate Co., Ltd.	99,000	1,836,332
Mitsubishi Gas Chemical Co., Inc.	26,000	139,813
Mitsubishi Heavy Industries, Ltd.	260,000	963,687
Mitsubishi Materials Corp. (a)	79,000	222,802
Mitsubishi Motors Corp.	44,999	336,533
Mitsubishi Tanabe Pharma Corp.	22,000	382,410
Mitsubishi UFJ Financial Group, Inc.	998,588	4,630,040
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	181,831
Mitsui & Co., Ltd. (a)	132,217	1,522,632
Mitsui Chemicals, Inc.	57,000	189,524
Mitsui Fudosan Co., Ltd.	75,000	1,867,374
Mitsui OSK Lines, Ltd. (a)	75,000	152,298
Mizuho Financial Group, Inc. (a)	1,845,900	2,759,138
MS&AD Insurance Group Holdings, Inc.	40,200	1,120,843
Murata Manufacturing Co., Ltd.	15,900	1,912,509
Nabtesco Corp.	12,700	285,290
Nagoya Railroad Co., Ltd. (a)	62,000	289,772
NEC Corp.	225,000	566,217
Nexon Co., Ltd.	10,300	175,226
NGK Insulators, Ltd.	23,000	423,971
NGK Spark Plug Co., Ltd.	12,000	229,154

Japan—(Continued)
NH Foods, Ltd. (a)	14,000	308,297
Nidec Corp.	18,500	1,266,780
Nikon Corp. (a)	31,200	477,875
Nintendo Co., Ltd.	8,300	1,177,661
Nippon Building Fund, Inc. (REIT)	118	699,147
Nippon Electric Glass Co., Ltd.	31,000	158,790
Nippon Express Co., Ltd.	59,000	268,631
Nippon Paint Holdings Co., Ltd. (a)	13,000	288,619
Nippon Prologis REIT, Inc. (REIT)	109	243,991
Nippon Steel & Sumitomo Metal Corp.	62,100	1,193,691
Nippon Telegraph & Telephone Corp.	54,900	2,363,717
Nippon Yusen KK	142,000	273,307
Nissan Motor Co., Ltd.	197,400	1,823,879
Nisshin Seifun Group, Inc.	15,700	249,792
Nissin Foods Holdings Co., Ltd.	4,700	220,885
Nitori Holdings Co., Ltd.	6,900	632,577
Nitto Denko Corp. (a)	12,600	700,945
Nomura Holdings, Inc.	303,200	1,351,457
Nomura Real Estate Holdings, Inc.	13,100	241,703
Nomura Real Estate Master Fund, Inc. (REIT)	260	388,035
Nomura Research Institute, Ltd.	9,000	302,781
NSK, Ltd.	39,000	356,104
NTT Data Corp.	10,776	541,481
NTT DoCoMo, Inc.	112,700	2,554,185
Obayashi Corp.	58,000	572,495
Obic Co., Ltd. (a)	5,000	264,552
Odakyu Electric Railway Co., Ltd. (a)	55,000	599,190
OJI Holdings Corp.	68,000	272,730
Olympus Corp.	22,800	887,003
Omron Corp.	16,400	488,510
Ono Pharmaceutical Co., Ltd.	32,000	1,355,915
Oracle Corp. Japan	3,000	168,383
Oriental Land Co., Ltd.	16,000	1,134,241
ORIX Corp.	110,600	1,573,723
Osaka Gas Co., Ltd.	161,000	618,291
Otsuka Corp.	3,700	195,171
Otsuka Holdings Co., Ltd.	32,000	1,161,636
Panasonic Corp.	183,800	1,689,101
Park24 Co., Ltd. (a)	7,400	207,022
Rakuten, Inc.	76,600	739,348
Recruit Holdings Co., Ltd. (a)	10,200	311,081
Resona Holdings, Inc.	169,400	604,945
Ricoh Co., Ltd. (a)	63,700	649,208
Rinnai Corp.	2,800	247,495
Rohm Co., Ltd.	6,700	281,683
Ryohin Keikaku Co., Ltd.	1,800	380,241
Sankyo Co., Ltd.	3,900	145,335
Santen Pharmaceutical Co., Ltd.	27,500	413,376
SBI Holdings, Inc.	19,011	192,603
Secom Co., Ltd.	17,500	1,302,006
Sega Sammy Holdings, Inc. (a)	13,300	145,135
Seibu Holdings, Inc.	9,000	190,571
Seiko Epson Corp. (a)	20,000	322,457
Sekisui Chemical Co., Ltd.	37,900	467,117
Sekisui House, Ltd.	46,800	788,660
Seven & I Holdings Co., Ltd.	59,100	2,513,505
Seven Bank, Ltd. (a)	43,000	183,246

MSF-187

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Shikoku Electric Power Co., Inc. (a)	15,100	$202,288
Shimadzu Corp.	25,000	392,337
Shimamura Co., Ltd.	1,400	174,357
Shimano, Inc.	6,000	939,159
Shimizu Corp.	54,000	457,213
Shin-Etsu Chemical Co., Ltd.	33,800	1,750,472
Shinsei Bank, Ltd. (a)	160,000	209,148
Shionogi & Co., Ltd.	25,200	1,184,639
Shiseido Co., Ltd.	29,300	654,526
Shizuoka Bank, Ltd. (The)	41,000	296,049
SMC Corp.	4,500	1,045,885
SoftBank Group Corp.	76,100	3,618,372
Sohgo Security Services Co., Ltd.	4,800	260,392
Sompo Japan Nipponkoa Holdings, Inc.	26,999	765,302
Sony Corp.	99,000	2,546,312
Sony Financial Holdings, Inc. (a)	12,800	163,661
Stanley Electric Co., Ltd. (a)	11,800	266,367
Sumitomo Chemical Co., Ltd.	109,000	491,885
Sumitomo Corp. (a)	93,000	924,917
Sumitomo Dainippon Pharma Co., Ltd. (a)	12,500	144,061
Sumitomo Electric Industries, Ltd.	56,334	685,721
Sumitomo Heavy Industries, Ltd.	39,000	161,235
Sumitomo Metal Mining Co., Ltd.	40,000	397,464
Sumitomo Mitsui Financial Group, Inc.	99,700	3,024,578
Sumitomo Mitsui Trust Holdings, Inc.	265,262	777,367
Sumitomo Realty & Development Co., Ltd.	28,000	817,601
Sumitomo Rubber Industries, Ltd.	12,500	192,820
Suntory Beverage & Food, Ltd.	10,400	467,951
Suruga Bank, Ltd. (a)	13,000	228,684
Suzuken Co., Ltd.	5,800	197,270
Suzuki Motor Corp.	30,200	808,431
Sysmex Corp.	12,200	761,488
T&D Holdings, Inc.	49,200	459,112
Taiheiyo Cement Corp.	82,000	188,458
Taisei Corp.	80,000	528,474
Taisho Pharmaceutical Holdings Co., Ltd. (a)	3,000	238,001
Takashimaya Co., Ltd.	19,000	159,000
Takeda Pharmaceutical Co., Ltd. (a)	61,900	2,827,362
TDK Corp.	10,500	583,461
Teijin, Ltd.	66,000	230,065
Terumo Corp.	23,900	857,601
THK Co., Ltd. (a)	7,700	142,147
Tobu Railway Co., Ltd.	73,000	363,745
Toho Co., Ltd.	8,500	223,504
Toho Gas Co., Ltd. (a)	31,000	220,284
Tohoku Electric Power Co., Inc.	39,800	513,968
Tokio Marine Holdings, Inc.	53,500	1,807,432
Tokyo Electric Power Co., Inc. (c)	124,100	681,706
Tokyo Electron, Ltd.	13,500	880,660
Tokyo Gas Co., Ltd.	196,000	914,637
Tokyo Tatemono Co., Ltd.	14,500	180,774
Tokyu Corp.	96,000	803,684
Tokyu Fudosan Holdings Corp.	37,000	250,590
TonenGeneral Sekiyu KK	18,000	162,691
Toppan Printing Co., Ltd.	41,000	343,709
Toray Industries, Inc.	111,000	945,048
Toshiba Corp. (a) (c)	313,000	607,830

Japan—(Continued)
TOTO, Ltd. (a)	14,000	435,942
Toyo Seikan Group Holdings, Ltd. (a)	17,200	322,392
Toyo Suisan Kaisha, Ltd.	6,000	215,349
Toyota Industries Corp.	12,600	566,885
Toyota Motor Corp.	213,900	11,295,796
Toyota Tsusho Corp.	20,800	470,322
Trend Micro, Inc.	10,400	380,260
Unicharm Corp. (a)	33,200	721,569
United Urban Investment Corp. (REIT)	266	430,092
USS Co., Ltd.	16,600	264,970
West Japan Railway Co.	13,700	845,207
Yahoo Japan Corp. (a)	132,900	565,056
Yakult Honsha Co., Ltd. (a)	6,300	278,807
Yamada Denki Co., Ltd. (a)	55,900	264,197
Yamaguchi Financial Group, Inc. (a)	15,000	136,473
Yamaha Corp.	15,800	476,335
Yamaha Motor Co., Ltd.	23,700	393,224
Yamato Holdings Co., Ltd. (a)	27,000	539,512
Yamazaki Baking Co., Ltd.	9,000	189,781
Yaskawa Electric Corp.	18,000	207,363
Yokogawa Electric Corp.	16,300	168,581
Yokohama Rubber Co., Ltd. (The)	8,400	138,251

		211,362,239

Luxembourg—0.1%
ArcelorMittal (a)	127,643	574,468
Tenaris S.A. (a)	43,902	546,523

		1,120,991

Netherlands—2.8%
Aegon NV	144,233	790,871
AerCap Holdings NV (a) (c)	6,800	263,568
Airbus Group SE	46,190	3,069,430
Akzo Nobel NV	18,902	1,286,298
Altice NV - Class A (c)	35,059	621,592
Altice NV - Class B (c)	8,983	161,829
ASML Holding NV	27,228	2,760,708
Boskalis Westminster	6,001	235,491
CNH Industrial NV	78,026	531,154
Ferrari NV (a) (c)	9,578	396,862
Gemalto NV	7,697	568,115
Heineken Holding NV	8,233	641,505
Heineken NV	18,019	1,634,036
ING Groep NV	303,467	3,659,625
Koninklijke Ahold NV	66,939	1,504,854
Koninklijke DSM NV	15,861	870,812
Koninklijke KPN NV	263,537	1,102,621
Koninklijke Philips NV	74,893	2,129,447
Koninklijke Vopak NV	7,217	359,764
NN Group NV	18,194	594,446
NXP Semiconductors NV (a) (c)	10,300	835,021
QIAGEN NV (c)	15,370	341,237
Randstad Holding NV	9,402	519,828
RELX NV	78,420	1,366,972
STMicroelectronics NV	44,693	247,629
TNT Express NV	37,717	338,927

MSF-188

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Wolters Kluwer NV	22,968	$916,349

		27,748,991

New Zealand—0.2%
Auckland International Airport, Ltd.	99,212	442,977
Contact Energy, Ltd.	58,969	204,892
Fletcher Building, Ltd.	56,031	306,820
Meridian Energy, Ltd.	124,449	226,499
Ryman Healthcare, Ltd.	29,900	173,322
Spark New Zealand, Ltd.	127,873	324,059

		1,678,569

Norway—0.6%
DNB ASA	81,386	961,932
Gjensidige Forsikring ASA	14,357	244,792
Norsk Hydro ASA	92,923	381,205
Orkla ASA	68,492	619,964
Schibsted ASA - Class A	5,724	166,995
Schibsted ASA - Class B (c)	6,744	186,366
Statoil ASA	87,269	1,367,798
Telenor ASA	58,784	949,791
Yara International ASA	15,820	593,944

		5,472,787

Portugal—0.2%
Banco Espirito Santo S.A. (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	198,295	704,159
Galp Energia SGPS S.A.	40,100	504,106
Jeronimo Martins SGPS S.A.	22,596	369,366

		1,577,631

Singapore—1.3%
Ascendas Real Estate Investment Trust (REIT)	215,000	381,446
CapitaLand Commercial Trust (REIT)	143,000	156,088
CapitaLand Mall Trust (REIT)	240,200	372,729
CapitaLand, Ltd.	227,200	517,758
City Developments, Ltd.	34,000	206,192
ComfortDelGro Corp., Ltd.	153,000	331,684
DBS Group Holdings, Ltd.	134,767	1,538,646
Genting Singapore plc	418,200	259,206
Global Logistic Properties, Ltd.	278,000	397,204
Golden Agri-Resources, Ltd.	605,100	184,148
Hutchison Port Holdings Trust - Class U	538,000	268,933
Jardine Cycle & Carriage, Ltd.	8,888	264,081
Keppel Corp., Ltd. (a)	128,900	559,429
Oversea-Chinese Banking Corp., Ltd.	247,264	1,622,375
Sembcorp Industries, Ltd. (a)	71,000	159,667
Singapore Airlines, Ltd.	51,440	436,150
Singapore Exchange, Ltd.	56,000	330,456
Singapore Press Holdings, Ltd. (a)	153,050	454,444
Singapore Technologies Engineering, Ltd.	130,000	311,712
Singapore Telecommunications, Ltd.	628,020	1,780,891
Suntec Real Estate Investment Trust (REIT) (a)	179,000	222,578
United Overseas Bank, Ltd.	105,192	1,473,422
UOL Group, Ltd.	33,000	146,970

Singapore—(Continued)
Wilmar International, Ltd.	159,200	397,038

		12,773,247

Spain—3.0%
Abertis Infraestructuras S.A.	39,268	643,792
ACS Actividades de Construccion y Servicios S.A.	18,297	543,812
Aena S.A. (c)	5,774	743,794
Amadeus IT Holding S.A. - A Shares	36,080	1,544,270
Banco Bilbao Vizcaya Argentaria S.A.	498,407	3,292,894
Banco de Sabadell S.A. (a)	446,898	799,925
Banco Popular Espanol S.A. (a)	131,691	340,230
Banco Santander S.A.	1,130,381	4,946,467
Bankia S.A.	323,299	305,173
Bankinter S.A.	48,939	344,497
CaixaBank S.A. (a)	195,134	575,339
CaixaBank S.A. (a) (c)	3,097	9,165
Distribuidora Internacional de Alimentacion S.A. (a)	40,490	209,696
Enagas S.A.	15,504	465,658
Endesa S.A.	23,384	448,439
Ferrovial S.A.	36,902	790,895
Gas Natural SDG S.A.	31,745	642,344
Grifols S.A.	23,842	530,105
Iberdrola S.A.	429,617	2,863,165
Industria de Diseno Textil S.A.	85,299	2,865,935
International Consolidated Airlines Group S.A. - Class DI	69,940	557,110
Mapfre S.A.	74,474	160,914
Red Electrica Corp. S.A.	9,130	791,994
Repsol S.A.	85,633	965,184
Telefonica S.A.	352,406	3,944,979
Zardoya Otis S.A. (a)	21,385	248,185

		29,573,961

Sweden—2.8%
Alfa Laval AB	20,852	339,731
Assa Abloy AB - Class B	76,998	1,515,848
Atlas Copco AB - A Shares	51,088	1,286,839
Atlas Copco AB - B Shares	32,703	771,686
Boliden AB	18,744	298,065
Electrolux AB - Series B (a)	17,118	450,880
Getinge AB - B Shares (a)	19,011	436,863
Hennes & Mauritz AB - B Shares	74,424	2,472,897
Hexagon AB - B Shares	19,206	747,884
Husqvarna AB - B Shares	25,677	187,879
ICA Gruppen AB	5,619	185,920
Industrivarden AB - C Shares	16,050	272,611
Investment AB Kinnevik - B Shares	21,519	607,919
Investor AB - B Shares	35,158	1,245,237
Lundin Petroleum AB (a) (c)	16,017	271,258
Millicom International Cellular S.A.	5,384	293,924
Nordea Bank AB	237,519	2,282,857
Sandvik AB	84,986	880,097
Securitas AB - B Shares	21,462	355,747
Skandinaviska Enskilda Banken AB - Class A (a)	125,966	1,197,557

MSF-189

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Skanska AB - B Shares (a)	30,119	$686,714
SKF AB - B Shares (a)	32,785	592,549
Svenska Cellulosa AB SCA - B Shares	46,579	1,451,084
Svenska Handelsbanken AB - A Shares	123,478	1,564,010
Swedbank AB - A Shares	75,029	1,609,688
Swedish Match AB	14,499	491,651
Tele2 AB - B Shares (a)	21,032	194,348
Telefonaktiebolaget LM Ericsson - B Shares	245,096	2,455,239
TeliaSonera AB	219,400	1,140,243
Volvo AB - B Shares	126,102	1,377,775

		27,665,000

Switzerland—8.9%
ABB, Ltd. (c)	172,103	3,366,057
Actelion, Ltd. (c)	8,051	1,205,133
Adecco S.A.	12,943	843,114
Aryzta AG (a) (c)	7,132	295,423
Baloise Holding AG	4,297	546,594
Barry Callebaut AG (a) (c)	132	143,754
Chocoladefabriken Lindt & Spruengli AG	9	676,244
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	502,774
Cie Financiere Richemont S.A.	40,858	2,703,906
Coca-Cola HBC AG (c)	13,800	293,038
Credit Suisse Group AG (c)	145,390	2,063,264
Dufry AG (c)	2,990	369,359
EMS-Chemie Holding AG (a)	579	300,812
Galenica AG (a)	295	443,715
Geberit AG	2,876	1,075,534
Givaudan S.A.	717	1,408,170
Glencore plc (a) (c)	957,509	2,156,646
Julius Baer Group, Ltd. (c)	17,027	730,379
Kuehne & Nagel International AG	4,135	590,027
LafargeHolcim, Ltd. (c)	37,989	1,792,378
Lonza Group AG (c)	4,579	774,894
Nestle S.A.	252,149	18,905,525
Novartis AG	179,960	13,052,419
Pargesa Holding S.A.	3,763	240,328
Partners Group Holding AG	1,228	494,112
Roche Holding AG	55,563	13,689,767
Schindler Holding AG	1,428	262,493
Schindler Holding AG (Participation Certificate)	3,959	730,479
SGS S.A. (a)	429	909,830
Sika AG	170	673,855
Sonova Holding AG (a)	4,058	518,785
Swatch Group AG (The)	5,039	339,655
Swatch Group AG (The) - Bearer Shares (a)	2,384	826,742
Swiss Life Holding AG (c)	2,458	655,680
Swiss Prime Site AG (a) (c)	4,882	432,102
Swiss Re AG	27,567	2,549,658
Swisscom AG (a)	2,156	1,172,143
Syngenta AG	7,274	3,027,354
Transocean, Ltd. (Swiss-Traded Shares)	24,746	220,935
UBS Group AG	294,259	4,732,327
Zurich Insurance Group AG (c)	11,772	2,731,055

		88,446,459

United Kingdom—18.1%
3i Group plc	83,477	544,765
Aberdeen Asset Management plc (a)	62,282	246,293
Admiral Group plc	16,009	454,963
Aggreko plc (a)	17,661	272,060
Anglo American plc	114,075	894,128
Antofagasta plc (a)	26,957	180,471
ARM Holdings plc	116,734	1,703,748
Ashtead Group plc	36,539	450,803
Associated British Foods plc	27,546	1,321,101
AstraZeneca plc	99,955	5,585,318
Auto Trader Group plc	75,401	421,183
Aviva plc	331,823	2,161,950
Babcock International Group plc	22,688	309,485
BAE Systems plc	259,623	1,893,573
Barclays plc	1,312,463	2,809,477
Barratt Developments plc	88,548	710,750
Berkeley Group Holdings plc	10,289	473,997
BP plc	1,448,539	7,262,869
British American Tobacco plc	147,426	8,639,949
British Land Co. plc (The) (REIT)	73,348	735,491
BT Group plc	669,710	4,221,151
Bunzl plc	27,344	792,283
Burberry Group plc	32,742	641,814
Capita plc (a)	56,282	839,853
Carnival plc	15,318	826,594
Centrica plc	410,376	1,337,574
Cobham plc	99,074	307,842
Compass Group plc	128,908	2,267,432
Croda International plc	12,629	550,361
Diageo plc	199,591	5,390,256
Direct Line Insurance Group plc	120,497	638,631
Dixons Carphone plc	87,082	531,211
easyJet plc	10,815	235,384
Fiat Chrysler Automobiles NV (a)	70,787	568,679
Fresnillo plc	22,254	304,106
G4S plc	145,464	396,658
GKN plc	126,099	522,850
GlaxoSmithKline plc	384,893	7,804,623
Hammerson plc (REIT)	56,484	468,016
Hargreaves Lansdown plc	23,808	457,128
HSBC Holdings plc	1,548,785	9,603,796
ICAP plc	53,697	365,267
IMI plc	20,055	273,240
Imperial Brands plc	77,211	4,277,556
Inmarsat plc	33,445	471,202
InterContinental Hotels Group plc	18,621	764,862
Intertek Group plc	14,174	642,951
Intu Properties plc (REIT) (a)	92,411	414,044
Investec plc	41,855	306,129
J Sainsbury plc (a)	120,106	475,886
Johnson Matthey plc	15,590	612,992
Kingfisher plc	189,541	1,023,696
Land Securities Group plc (REIT)	59,558	938,767
Legal & General Group plc	465,307	1,562,939
Lloyds Banking Group plc	4,592,098	4,460,476
London Stock Exchange Group plc	25,259	1,018,249
Marks & Spencer Group plc	137,472	799,763

MSF-190

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Mediclinic International plc	30,600	$393,452
Meggitt plc	55,862	325,195
Merlin Entertainments plc	52,353	347,558
Mondi plc	27,093	517,612
National Grid plc	292,804	4,151,429
Next plc	11,803	913,180
Old Mutual plc	378,865	1,043,115
Pearson plc	63,486	796,051
Persimmon plc	22,805	681,134
Petrofac, Ltd. (a)	17,337	227,826
Provident Financial plc	11,099	471,040
Prudential plc	201,111	3,732,793
Randgold Resources, Ltd.	8,250	751,551
Reckitt Benckiser Group plc	50,047	4,836,365
RELX plc	85,441	1,583,485
Rexam plc	61,505	559,807
Rio Tinto plc	100,627	2,841,694
Rolls-Royce Holdings plc (c)	152,053	1,481,401
Royal Bank of Scotland Group plc (c)	262,192	834,423
Royal Dutch Shell plc - A Shares	311,737	7,525,977
Royal Dutch Shell plc - B Shares	313,405	7,638,739
Royal Mail plc	67,965	467,616
RSA Insurance Group plc	93,305	634,577
SABMiller plc	78,048	4,773,123
Sage Group plc (The)	93,810	845,163
Schroders plc	8,724	334,474
Segro plc (REIT)	61,844	363,581
Severn Trent plc	20,415	635,993
Sky plc	81,836	1,200,162
Smith & Nephew plc	70,070	1,151,587
Smiths Group plc	31,976	492,016
SSE plc	80,939	1,729,647
St. James’s Place plc	38,927	510,764
Standard Chartered plc	260,617	1,754,994
Standard Life plc	166,532	847,905
Tate & Lyle plc	33,576	278,730
Taylor Wimpey plc	240,026	653,870
Tesco plc (c)	671,221	1,848,728
Travis Perkins plc	20,832	545,070
Unilever NV	130,477	5,836,223
Unilever plc	101,509	4,587,021
United Utilities Group plc	57,234	757,465
Vodafone Group plc	2,100,036	6,698,519
Weir Group plc (The)	17,104	272,234
Whitbread plc	14,502	824,793
William Hill plc	82,380	386,263
WM Morrison Supermarkets plc (a)	166,578	474,106
Wolseley plc	20,872	1,176,146
Worldpay Group plc (c)	87,239	343,431
WPP plc	101,340	2,363,327

		178,627,990

Security Description	Shares/ Principal Amount*	Value

United States—0.0%
Mobileye NV (c)	9,400	350,526

Total Common Stocks (Cost $906,477,407)		935,404,126

Mutual Fund—2.7%

United States—2.7%
iShares MSCI EAFE ETF (a) (e) (Cost $25,440,645)	468,000	26,736,840

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,505	280,474
FUCHS Petrolub SE	4,900	218,963
Henkel AG & Co. KGaA	13,964	1,541,136
Porsche Automobil Holding SE	11,870	612,686
Volkswagen AG	15,111	1,924,750

Total Preferred Stocks (Cost $3,863,448)		4,578,009

Short-Term Investments—7.6%

Discount Notes—1.3%
Fannie Mae 0.297%, 05/11/16 (f)	400,000	399,867
0.395%, 06/29/16 (f)	100,000	99,902
Federal Home Loan Bank 0.389%, 06/01/16 (f)	5,325,000	5,321,481
0.413%, 07/27/16 (f)	175,000	174,767
0.454%, 07/22/16 (f)	2,450,000	2,446,560
0.464%, 08/17/16 (f)	4,275,000	4,267,462

		12,710,039

Mutual Fund—5.9%
State Street Navigator Securities Lending MET Portfolio (g)	58,612,643	58,612,643

U.S. Treasury—0.4%
U.S. Treasury Bills 0.291%, 06/02/16 (f)	525,000	524,736
0.294%, 05/19/16 (f)	3,600,000	3,598,578

		4,123,314

Total Short-Term Investments (Cost $75,445,996)		75,445,996

Total Investments—105.5% (Cost $1,011,227,496) (h)		1,042,164,971
Other assets and liabilities (net)—(5.5)%		(54,208,407)

Net Assets—100.0%		$987,956,564

MSF-191

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $58,515,107 and the collateral received consisted of cash in the amount of $58,612,643 and non-cash collateral with a value of $3,096,156. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.1% of net assets.
(c)	Non-income producing security.
(d)	Illiquid security. As of March 31, 2016, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $1,713,900.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(h)	As of March 31, 2016, the aggregate cost of investments was $1,011,227,496. The aggregate unrealized appreciation and depreciation of investments were $207,704,797 and $(176,767,322), respectively, resulting in net unrealized appreciation of $30,937,475.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2016 (Unaudited)	% of Net Assets
Banks	10.6
Pharmaceuticals	8.7
Insurance	5.4
Oil, Gas & Consumable Fuels	4.3
Automobiles	3.6
Chemicals	3.3
Food Products	3.2
Diversified Telecommunication Services	3.1
Beverages	2.7
Machinery	2.2

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	06/17/16	179	USD	14,571,882	$(23,657)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-192

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$68,351,878	$314,311	$68,666,189
Austria	—	1,663,310	—	1,663,310
Belgium	—	13,600,242	—	13,600,242
Denmark	—	18,629,126	—	18,629,126
Finland	—	9,489,093	—	9,489,093
France	—	89,917,091	—	89,917,091
Germany	—	81,985,300	—	81,985,300
Hong Kong	—	31,068,300	—	31,068,300
Ireland	—	9,303,834	—	9,303,834
Israel	507,326	5,742,219	—	6,249,545
Italy	—	18,433,705	—	18,433,705
Japan	1,134,241	209,850,272	377,726	211,362,239
Luxembourg	—	1,120,991	—	1,120,991
Netherlands	1,098,589	26,650,402	—	27,748,991
New Zealand	—	1,678,569	—	1,678,569
Norway	—	5,472,787	—	5,472,787
Portugal	—	1,577,631	0	1,577,631
Singapore	—	12,773,247	—	12,773,247
Spain	9,165	29,564,796	—	29,573,961
Sweden	—	27,665,000	—	27,665,000
Switzerland	590,294	87,856,165	—	88,446,459
United Kingdom	—	178,627,990	—	178,627,990
United States	350,526	—	—	350,526
Total Common Stocks	3,690,141	931,021,948	692,037	935,404,126
Total Mutual Fund*	26,736,840	—	—	26,736,840
Total Preferred Stocks*	—	4,578,009	—	4,578,009
Short-Term Investments
Discount Notes	—	12,710,039	—	12,710,039
Mutual Fund	58,612,643	—	—	58,612,643
U.S. Treasury	—	4,123,314	—	4,123,314
Total Short-Term Investments	58,612,643	16,833,353	—	75,445,996
Total Investments	$89,039,624	$952,433,310	$692,037	$1,042,164,971

Collateral for Securities Loaned (Liability)	$—	$(58,612,643)	$—	$(58,612,643)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(23,657)	$—	$—	$(23,657)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $978,287 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $1,625,255 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Transfer Into Level 3	Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Common Stock
Australia	$—	$18,209	$296,102	$314,311	$18,209
Japan	—	(129,887)	507,613	377,726	(129,887)
Portugal	0	0	—	0	0

Total	$0	$(111,678)	$803,715	$692,037	$(111,678)

Common Stock in the amount of $803,715 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

MSF-193

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Astronics Corp. (a)	128,172	$4,889,762

Air Freight & Logistics—0.7%
Forward Air Corp.	193,726	8,779,662

Airlines—0.5%
Allegiant Travel Co.	32,100	5,715,726

Auto Components—1.1%
Drew Industries, Inc.	139,100	8,966,386
Gentex Corp.	310,550	4,872,529

		13,838,915

Banks—8.3%
Bank of Hawaii Corp.	254,150	17,353,362
Bank of the Ozarks, Inc.	289,576	12,153,505
BankUnited, Inc.	246,350	8,484,294
BOK Financial Corp.	141,432	7,725,016
Community Bank System, Inc.	161,637	6,176,150
Cullen/Frost Bankers, Inc.	193,098	10,641,631
CVB Financial Corp.	576,600	10,061,670
First Financial Bankshares, Inc.	370,160	10,949,333
FNB Corp.	617,098	8,028,445
LegacyTexas Financial Group, Inc.	184,950	3,634,267
PacWest Bancorp	148,678	5,523,387
Westamerica Bancorp	24,400	1,188,524

		101,919,584

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a)	33,272	6,157,649

Building Products—1.7%
A.O. Smith Corp.	135,950	10,374,344
AAON, Inc.	261,722	7,328,216
Advanced Drainage Systems, Inc.	121,800	2,594,340

		20,296,900

Capital Markets—0.3%
Artisan Partners Asset Management, Inc. - Class A	103,900	3,204,276
OM Asset Management plc	48,100	642,135

		3,846,411

Chemicals—3.9%
Balchem Corp.	193,913	12,026,484
NewMarket Corp.	9,467	3,751,393
Quaker Chemical Corp.	30,350	2,575,501
RPM International, Inc.	127,750	6,046,408
Sensient Technologies Corp.	368,150	23,362,799

		47,762,585

Commercial Services & Supplies—4.4%
Essendant, Inc.	20,524	655,331
G&K Services, Inc. - Class A	97,400	7,134,550
Healthcare Services Group, Inc.	410,114	15,096,297

Commercial Services & Supplies—(Continued)
Ritchie Bros. Auctioneers, Inc.	157,100	4,254,268
Rollins, Inc.	700,465	18,996,611
Team, Inc. (a)	73,053	2,219,350
UniFirst Corp.	43,250	4,719,440

		53,075,847

Communications Equipment—0.7%
NetScout Systems, Inc. (a)	374,650	8,605,711

Construction & Engineering—0.9%
Valmont Industries, Inc.	86,700	10,736,928

Construction Materials—0.5%
Eagle Materials, Inc.	88,500	6,204,735

Containers & Packaging—2.7%
AptarGroup, Inc.	323,304	25,350,267
Silgan Holdings, Inc.	133,650	7,106,170

		32,456,437

Distributors—1.9%
Pool Corp.	266,910	23,418,683

Diversified Financial Services—1.9%
FactSet Research Systems, Inc.	69,400	10,516,182
MarketAxess Holdings, Inc.	104,750	13,075,942

		23,592,124

Electrical Equipment—0.5%
Franklin Electric Co., Inc.	145,550	4,682,344
Thermon Group Holdings, Inc. (a)	87,350	1,533,866

		6,216,210

Electronic Equipment, Instruments & Components—6.2%
Badger Meter, Inc.	68,738	4,571,764
Cognex Corp.	194,800	7,587,460
FEI Co.	229,404	20,419,250
Littelfuse, Inc.	119,550	14,717,800
MTS Systems Corp.	53,174	3,235,638
Rogers Corp. (a)	156,550	9,372,649
Zebra Technologies Corp. - Class A (a)	226,832	15,651,408

		75,555,969

Energy Equipment & Services—1.3%
Dril-Quip, Inc. (a)	36,000	2,180,160
Natural Gas Services Group, Inc. (a)	199,785	4,321,350
Oceaneering International, Inc.	121,050	4,023,702
Pason Systems, Inc.	448,400	5,690,196

		16,215,408

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	117,600	2,618,666

Food Products—3.3%
B&G Foods, Inc.	124,250	4,325,142

MSF-194

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Blue Buffalo Pet Products, Inc. (a)	182,300	$4,677,818
Cal-Maine Foods, Inc.	59,800	3,104,218
Calavo Growers, Inc.	78,000	4,450,680
Flowers Foods, Inc.	273,150	5,042,349
J&J Snack Foods Corp.	91,609	9,919,423
Lancaster Colony Corp.	81,800	9,044,626

		40,564,256

Health Care Equipment & Supplies—7.8%
Abaxis, Inc.	154,654	7,019,745
Atrion Corp.	400	158,144
Cantel Medical Corp.	69,807	4,981,428
DENTSPLY SIRONA, Inc.	308,950	19,040,589
Haemonetics Corp. (a)	206,796	7,233,724
IDEXX Laboratories, Inc. (a)	209,300	16,392,376
LivaNova plc (a)	71,674	3,868,963
Meridian Bioscience, Inc.	71,381	1,471,162
Natus Medical, Inc. (a)	120,724	4,639,423
Neogen Corp. (a)	48,400	2,436,940
West Pharmaceutical Services, Inc.	407,716	28,262,873

		95,505,367

Health Care Providers & Services—4.1%
Amsurg Corp. (a)	147,592	11,010,363
Chemed Corp.	87,300	11,824,785
Henry Schein, Inc. (a)	117,550	20,292,657
Surgical Care Affiliates, Inc. (a)	83,707	3,873,960
U.S. Physical Therapy, Inc.	70,300	3,496,019

		50,497,784

Hotels, Restaurants & Leisure—3.7%
Brinker International, Inc.	236,150	10,851,092
Cheesecake Factory, Inc. (The)	131,800	6,997,262
Cracker Barrel Old Country Store, Inc.	69,050	10,541,864
Papa John’s International, Inc.	115,600	6,264,364
Texas Roadhouse, Inc.	239,850	10,452,663

		45,107,245

Household Products—2.4%
Church & Dwight Co., Inc.	314,400	28,981,392

Industrial Conglomerates—0.2%
Raven Industries, Inc.	179,679	2,878,458

Insurance—1.6%
AMERISAFE, Inc.	41,000	2,154,140
RLI Corp.	230,890	15,437,305
Safety Insurance Group, Inc.	35,700	2,037,042

		19,628,487

Internet Software & Services—0.3%
j2 Global, Inc.	49,600	3,054,368

IT Services—1.2%
Jack Henry & Associates, Inc.	175,950	14,880,091

Leisure Products—0.9%
Polaris Industries, Inc.	114,398	11,265,915

Life Sciences Tools & Services—3.6%
Bio-Techne Corp.	130,000	12,287,600
ICON plc (a)	320,587	24,076,084
PAREXEL International Corp. (a)	122,050	7,656,196

		44,019,880

Machinery—8.3%
CLARCOR, Inc.	208,002	12,020,436
Donaldson Co., Inc.	155,150	4,950,837
Graco, Inc.	79,050	6,637,038
Middleby Corp. (The) (a)	126,700	13,527,759
Milacron Holdings Corp. (a)	120,200	1,982,098
Nordson Corp.	150,562	11,448,734
RBC Bearings, Inc. (a)	149,550	10,956,033
Tennant Co.	119,578	6,155,875
Toro Co. (The)	171,300	14,752,356
Wabtec Corp.	245,950	19,501,375

		101,932,541

Media—1.6%
Gray Television, Inc. (a)	413,000	4,840,360
Media General, Inc. (a)	186,111	3,035,470
Nexstar Broadcasting Group, Inc. - Class A	264,100	11,691,707

		19,567,537

Metals & Mining—0.8%
Compass Minerals International, Inc.	134,500	9,530,670

Oil, Gas & Consumable Fuels—0.9%
Diamondback Energy, Inc. (a)	20,800	1,605,344
Gulfport Energy Corp. (a)	123,300	3,494,322
Matador Resources Co. (a)	89,200	1,691,232
RSP Permian, Inc. (a)	64,800	1,881,792
Synergy Resources Corp. (a)	325,450	2,528,747

		11,201,437

Paper & Forest Products—0.9%
Stella-Jones, Inc.	301,650	10,800,173

Pharmaceuticals—0.4%
Phibro Animal Health Corp. - Class A	158,073	4,274,294
Prestige Brands Holdings, Inc. (a)	3,800	202,882

		4,477,176

Professional Services—1.1%
Exponent, Inc.	270,156	13,780,658

Road & Rail—0.2%
Genesee & Wyoming, Inc. - Class A (a)	37,400	2,344,980

Semiconductors & Semiconductor Equipment—1.4%
MKS Instruments, Inc.	98,500	3,708,525

MSF-195

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Power Integrations, Inc.	266,080	$13,213,533

		16,922,058

Software—8.6%
Aspen Technology, Inc. (a)	186,200	6,727,406
Computer Modelling Group, Ltd.	279,200	2,206,183
Constellation Software, Inc.	43,320	17,737,935
Descartes Systems Group, Inc. (The) (a)	255,600	4,986,756
Fair Isaac Corp.	146,350	15,526,271
Manhattan Associates, Inc. (a)	326,176	18,549,629
Monotype Imaging Holdings, Inc.	354,643	8,483,061
NICE Systems, Ltd. (ADR)	92,200	5,973,638
Progress Software Corp. (a)	178,100	4,295,772
Qualys, Inc. (a)	53,250	1,347,757
Tyler Technologies, Inc. (a)	150,800	19,394,388

		105,228,796

Specialty Retail—3.5%
Asbury Automotive Group, Inc. (a)	75,100	4,493,984
Hibbett Sports, Inc. (a)	146,450	5,257,555
Lithia Motors, Inc. - Class A	73,650	6,431,854
Monro Muffler Brake, Inc.	75,550	5,399,559
Sally Beauty Holdings, Inc. (a)	229,250	7,423,115
Tractor Supply Co.	152,250	13,772,535

		42,778,602

Technology Hardware, Storage & Peripherals—0.8%
Electronics For Imaging, Inc. (a)	230,650	9,777,254

Trading Companies & Distributors—1.5%
Applied Industrial Technologies, Inc.	126,921	5,508,371
Watsco, Inc.	95,275	12,837,354

		18,345,725

Total Common Stocks (Cost $848,320,775)		1,194,974,762

Short-Term Investment—1.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $20,272,130 on 04/01/16, collateralized by $20,300,000 U.S. Treasury Note at 1.500% due 05/31/20 with a value of $20,680,625.	20,272,113	20,272,113

Total Short-Term Investments (Cost $20,272,113)		20,272,113

Total Investments—99.3% (Cost $868,592,888) (b)		1,215,246,875
Other assets and liabilities (net)—0.7%		7,980,163

Net Assets—100.0%		$1,223,227,038

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of March 31, 2016, the aggregate cost of investments was $868,592,888. The aggregate unrealized appreciation and depreciation of investments were $380,822,392 and $(34,168,405), respectively, resulting in net unrealized appreciation of $346,653,987.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-196

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,194,974,762	$—	$—	$1,194,974,762
Total Short-Term Investment*	—	20,272,113	—	20,272,113
Total Investments	$1,194,974,762	$20,272,113	$—	$1,215,246,875

*	See Schedule of Investments for additional detailed categorizations.

MSF-197

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—93.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
AAR Corp.	16,635	$387,097
Aerojet Rocketdyne Holdings, Inc. (a) (b)	29,383	481,294
Aerovironment, Inc. (a) (b)	8,967	253,945
American Science & Engineering, Inc. (b)	3,412	94,478
Astronics Corp. (a)	10,621	405,191
Cubic Corp.	9,993	399,320
Curtiss-Wright Corp.	21,215	1,605,339
DigitalGlobe, Inc. (a) (b)	33,672	582,526
Engility Holdings, Inc. (a)	8,737	163,906
Esterline Technologies Corp. (a) (b)	14,168	907,744
HEICO Corp. (b)	9,014	542,012
HEICO Corp. - Class A	19,195	913,682
KEYW Holding Corp. (The) (a)	17,571	116,671
KLX, Inc. (a)	24,509	787,719
Kratos Defense & Security Solutions, Inc. (a)	23,529	116,469
Moog, Inc. - Class A (a)	17,938	819,408
National Presto Industries, Inc. (b)	2,572	215,379
TASER International, Inc. (a) (b)	26,071	511,774
Teledyne Technologies, Inc. (a)	16,663	1,468,677
Vectrus, Inc. (a)	5,231	119,005

		10,891,636

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a)	25,431	391,129
Atlas Air Worldwide Holdings, Inc. (a)	12,481	527,572
Echo Global Logistics, Inc. (a) (b)	14,649	397,867
Forward Air Corp.	14,772	669,467
HUB Group, Inc. - Class A (a)	17,356	707,951
Park-Ohio Holdings Corp.	4,748	203,309
XPO Logistics, Inc. (a) (b)	33,146	1,017,582

		3,914,877

Airlines—0.4%
Allegiant Travel Co.	6,708	1,194,427
Hawaiian Holdings, Inc. (a)	23,955	1,130,436
SkyWest, Inc.	24,419	488,136
Virgin America, Inc. (a) (b)	11,940	460,406

		3,273,405

Auto Components—1.1%
American Axle & Manufacturing Holdings, Inc. (a) (b)	34,595	532,417
Cooper Tire & Rubber Co.	27,246	1,008,647
Cooper-Standard Holding, Inc. (a)	6,881	494,331
Dana Holding Corp.	75,676	1,066,275
Dorman Products, Inc. (a) (b)	12,774	695,161
Drew Industries, Inc.	11,598	747,607
Federal-Mogul Holdings Corp. (a)	15,664	154,760
Fox Factory Holding Corp. (a) (b)	8,514	134,606
Gentherm, Inc. (a)	17,276	718,509
Horizon Global Corp. (a)	9,617	120,982
Metaldyne Performance Group, Inc.	6,210	104,390
Modine Manufacturing Co. (a)	23,187	255,289
Motorcar Parts of America, Inc. (a) (b)	8,000	303,840
Standard Motor Products, Inc.	9,638	333,957

Auto Components—(Continued)
Stoneridge, Inc. (a)	13,705	199,545
Strattec Security Corp. (b)	1,911	109,672
Superior Industries International, Inc.	12,615	278,539
Tenneco, Inc. (a)	27,494	1,416,216
Tower International, Inc.	10,455	284,376

		8,959,119

Automobiles—0.0%
Winnebago Industries, Inc. (b)	12,257	275,170

Banks—8.5%
1st Source Corp.	7,645	243,417
American National Bankshares, Inc. (b)	4,311	109,198
Ameris Bancorp (b)	14,888	440,387
Ames National Corp. (b)	4,647	115,060
Arrow Financial Corp. (b)	5,820	154,637
Banc of California, Inc. (b)	21,176	370,580
BancFirst Corp.	3,589	204,681
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	14,005	339,201
Bancorp, Inc. (The) (a)	17,041	97,475
BancorpSouth, Inc.	45,366	966,749
Bank of Marin Bancorp (b)	3,199	157,455
Bank of the Ozarks, Inc. (b)	38,157	1,601,449
Banner Corp.	9,928	417,373
Bar Harbor Bankshares (b)	2,884	95,807
BBCN Bancorp, Inc.	36,725	557,853
Berkshire Hills Bancorp, Inc.	14,754	396,735
Blue Hills Bancorp, Inc.	13,063	178,571
BNC Bancorp (b)	13,407	283,156
Boston Private Financial Holdings, Inc. (b)	40,232	460,656
Bridge Bancorp, Inc. (b)	8,870	270,269
Brookline Bancorp, Inc.	33,001	363,341
Bryn Mawr Bank Corp.	8,151	209,725
Camden National Corp.	3,953	166,026
Capital Bank Financial Corp. - Class A	11,497	354,682
Cardinal Financial Corp.	14,931	303,846
Cathay General Bancorp	37,025	1,048,918
Centerstate Banks, Inc.	21,605	321,698
Central Pacific Financial Corp. (b)	10,976	238,948
Chemical Financial Corp.	16,215	578,713
Citizens & Northern Corp. (b)	6,716	133,514
City Holding Co. (b)	8,256	394,472
CNB Financial Corp. (b)	6,782	119,295
CoBiz Financial, Inc. (b)	17,832	210,774
Columbia Banking System, Inc.	26,670	797,966
Community Bank System, Inc. (b)	20,126	769,014
Community Trust Bancorp, Inc.	8,162	288,282
ConnectOne Bancorp, Inc.	16,906	276,413
CU Bancorp (a)	8,163	172,811
Customers Bancorp, Inc. (a)	11,686	276,140
CVB Financial Corp.	50,002	872,535
Eagle Bancorp, Inc. (a)	14,094	676,512
Enterprise Bancorp, Inc.	3,892	102,126
Enterprise Financial Services Corp.	9,318	251,959
Farmers Capital Bank Corp. (b)	3,713	98,097

MSF-198

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
FCB Financial Holdings, Inc. - Class A (a)	13,180	$438,367
Fidelity Southern Corp.	7,991	128,176
Financial Institutions, Inc.	6,461	187,821
First Bancorp (b)	8,573	161,601
First Bancorp, Inc. (b)	5,308	103,559
First BanCorp. (a)	55,535	162,162
First Busey Corp.	12,259	251,064
First Business Financial Services, Inc.	4,182	95,893
First Citizens BancShares, Inc. - Class A (b)	3,585	900,086
First Commonwealth Financial Corp.	41,887	371,119
First Community Bancshares, Inc.	8,470	168,045
First Connecticut Bancorp, Inc.	7,629	121,759
First Financial Bancorp	28,214	512,931
First Financial Bankshares, Inc. (b)	30,167	892,340
First Financial Corp. (b)	6,038	206,560
First Interstate BancSystem, Inc. - Class A (b)	9,233	259,724
First Merchants Corp.	18,171	428,290
First Midwest Bancorp, Inc.	35,959	647,981
First NBC Bank Holding Co. (a)	7,557	155,599
First of Long Island Corp. (The)	5,032	143,412
FirstMerit Corp.	77,798	1,637,648
Flushing Financial Corp.	15,132	327,154
FNB Corp. (b)	95,278	1,239,567
Fulton Financial Corp. (b)	82,075	1,098,164
German American Bancorp, Inc. (b)	6,759	217,640
Glacier Bancorp, Inc.	34,955	888,556
Great Southern Bancorp, Inc. (b)	4,991	185,316
Great Western Bancorp, Inc.	19,405	529,174
Guaranty Bancorp (b)	8,675	134,116
Hancock Holding Co. (b)	36,160	830,234
Hanmi Financial Corp.	15,681	345,296
Heartland Financial USA, Inc. (b)	9,012	277,480
Heritage Commerce Corp.	10,489	104,995
Heritage Financial Corp.	17,398	305,683
Heritage Oaks Bancorp	11,367	88,549
Hilltop Holdings, Inc. (a)	38,481	726,521
Home BancShares, Inc. (b)	26,645	1,091,113
HomeTrust Bancshares, Inc. (a)	10,270	188,249
Horizon Bancorp (b)	5,200	128,544
Iberiabank Corp.	17,718	908,402
Independent Bank Corp.	11,863	172,607
Independent Bank Corp./Rockland Trust	13,627	626,297
Independent Bank Group, Inc.	4,624	126,698
International Bancshares Corp.	25,537	629,742
Investors Bancorp, Inc. (b)	155,790	1,813,396
Lakeland Bancorp, Inc.	17,320	175,798
Lakeland Financial Corp.	8,139	372,603
LegacyTexas Financial Group, Inc.	22,230	436,820
MainSource Financial Group, Inc.	10,246	216,088
MB Financial, Inc.	34,863	1,131,304
Mercantile Bank Corp.	8,647	193,866
MidWestOne Financial Group, Inc. (b)	3,645	100,055
National Bank Holdings Corp. - Class A	17,203	350,769
National Bankshares, Inc. (b)	3,487	119,674
National Penn Bancshares, Inc. (b)	65,334	695,154
NBT Bancorp, Inc.	20,117	542,153
OFG Bancorp	19,884	138,989

Banks—(Continued)
Old National Bancorp (b)	54,415	663,319
Old Second Bancorp, Inc. (a)	14,296	102,502
Opus Bank	5,056	171,904
Pacific Continental Corp.	10,841	174,865
Pacific Premier Bancorp, Inc. (a)	12,610	269,476
Park National Corp.	6,727	605,430
Park Sterling Corp.	23,392	156,025
Peapack Gladstone Financial Corp. (b)	6,672	112,757
Penns Woods Bancorp, Inc. (b)	2,408	92,804
Peoples Bancorp, Inc. (b)	10,141	198,155
Peoples Financial Services Corp.	3,673	136,636
Pinnacle Financial Partners, Inc.	16,556	812,237
Preferred Bank	5,630	170,308
PrivateBancorp, Inc.	38,670	1,492,662
Prosperity Bancshares, Inc. (b)	34,312	1,591,734
QCR Holdings, Inc. (b)	5,811	138,592
Renasant Corp. (b)	18,544	610,283
Republic Bancorp, Inc. - Class A	5,421	140,024
S&T Bancorp, Inc.	15,660	403,402
Sandy Spring Bancorp, Inc. (b)	13,447	374,230
Seacoast Banking Corp. of Florida (a)	10,342	163,300
ServisFirst Bancshares, Inc. (b)	10,517	466,955
Sierra Bancorp	5,841	106,014
Simmons First National Corp. - Class A (b)	13,943	628,411
South State Corp.	12,175	782,000
Southside Bancshares, Inc.	12,078	314,873
Southwest Bancorp, Inc.	9,007	135,555
State Bank Financial Corp. (b)	16,379	323,649
Sterling Bancorp	56,377	898,086
Stock Yards Bancorp, Inc. (b)	7,089	273,139
Stonegate Bank	5,132	153,755
Suffolk Bancorp	6,378	160,981
Sun Bancorp, Inc. (a)	4,652	96,343
Talmer Bancorp, Inc. - Class A	23,588	426,707
Texas Capital Bancshares, Inc. (a)	21,516	825,784
Tompkins Financial Corp.	7,424	475,136
Towne Bank (b)	21,573	413,986
TriCo Bancshares	11,155	282,445
TriState Capital Holdings, Inc. (a) (b)	11,422	143,917
Triumph Bancorp, Inc. (a) (b)	7,480	118,408
Trustmark Corp. (b)	33,957	782,030
UMB Financial Corp. (b)	19,551	1,009,418
Umpqua Holdings Corp. (b)	104,744	1,661,240
Union Bankshares Corp.	20,843	513,363
United Bankshares, Inc. (b)	32,641	1,197,925
United Community Banks, Inc.	24,926	460,383
Univest Corp. of Pennsylvania	9,559	186,496
Valley National Bancorp (b)	107,827	1,028,670
Washington Trust Bancorp, Inc. (b)	7,713	287,849
Webster Financial Corp.	43,929	1,577,051
WesBanco, Inc.	17,978	534,126
West Bancorp, Inc. (b)	8,036	146,496
Westamerica Bancorp (b)	12,513	609,508
Western Alliance Bancorp (a)	41,785	1,394,783
Wilshire Bancorp, Inc.	33,080	340,724
Wintrust Financial Corp.	22,057	978,007

MSF-199

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Yadkin Financial Corp. (b)	20,675	$489,377

		70,721,654

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	4,334	802,093
Coca-Cola Bottling Co. Consolidated (b)	2,376	379,590
MGP Ingredients, Inc. (b)	5,440	131,866
National Beverage Corp. (a) (b)	5,742	243,001

		1,556,550

Biotechnology—4.0%
ACADIA Pharmaceuticals, Inc. (a) (b)	40,355	1,128,326
Acceleron Pharma, Inc. (a) (b)	12,074	318,633
Achillion Pharmaceuticals, Inc. (a) (b)	56,103	433,115
Acorda Therapeutics, Inc. (a) (b)	20,455	541,035
Advaxis, Inc. (a) (b)	14,489	130,836
Agenus, Inc. (a) (b)	60,510	251,722
Akebia Therapeutics, Inc. (a)	22,828	205,680
Alder Biopharmaceuticals, Inc. (a) (b)	11,006	269,537
AMAG Pharmaceuticals, Inc. (a) (b)	16,034	375,196
Amicus Therapeutics, Inc. (a) (b)	54,026	456,520
Anacor Pharmaceuticals, Inc. (a) (b)	20,017	1,069,909
Arena Pharmaceuticals, Inc. (a) (b)	114,310	225,191
ARIAD Pharmaceuticals, Inc. (a)	81,659	521,801
Array BioPharma, Inc. (a) (b)	64,536	190,381
Arrowhead Pharmaceuticals, Inc. (a)	25,887	124,775
Atara Biotherapeutics, Inc. (a) (b)	7,967	151,612
BioCryst Pharmaceuticals, Inc. (a)	42,881	121,353
Celldex Therapeutics, Inc. (a) (b)	47,742	180,465
Cellular Biomedicine Group, Inc. (a)	5,838	108,879
Cepheid, Inc. (a) (b)	33,953	1,132,672
Chimerix, Inc. (a) (b)	21,221	108,439
Clovis Oncology, Inc. (a) (b)	12,939	248,429
Coherus Biosciences, Inc. (a) (b)	11,228	238,370
Concert Pharmaceuticals, Inc. (a) (b)	7,706	105,264
Cytokinetics, Inc. (a) (b)	18,716	131,948
Dyax Corp. (b) (c)	69,204	76,816
Dynavax Technologies Corp. (a) (b)	17,634	339,278
Eagle Pharmaceuticals, Inc. (a) (b)	4,073	164,956
Editas Medicine, Inc. (a)	5,014	173,184
Emergent Biosolutions, Inc. (a)	15,717	571,313
Enanta Pharmaceuticals, Inc. (a) (b)	7,598	223,153
Epizyme, Inc. (a) (b)	20,920	253,550
Esperion Therapeutics, Inc. (a) (b)	6,166	104,267
Exact Sciences Corp. (a) (b)	57,300	386,202
Exelixis, Inc. (a) (b)	105,658	422,632
FibroGen, Inc. (a) (b)	22,468	478,344
Five Prime Therapeutics, Inc. (a) (b)	12,789	519,617
Foundation Medicine, Inc. (a) (b)	7,156	130,096
Galena Biopharma, Inc. (a)	102,975	140,046
Genomic Health, Inc. (a) (b)	8,810	218,224
Geron Corp. (a) (b)	75,588	220,717
Halozyme Therapeutics, Inc. (a) (b)	51,119	484,097
Heron Therapeutics, Inc. (a) (b)	13,819	262,423
ImmunoGen, Inc. (a)	48,008	409,028
Immunomedics, Inc. (a) (b)	49,803	124,507

Biotechnology—(Continued)
Infinity Pharmaceuticals, Inc. (a) (b)	24,496	129,094
Inovio Pharmaceuticals, Inc. (a) (b)	36,297	316,147
Insmed, Inc. (a) (b)	30,343	384,446
Insys Therapeutics, Inc. (a) (b)	11,118	177,777
Ironwood Pharmaceuticals, Inc. (a) (b)	58,760	642,834
Karyopharm Therapeutics, Inc. (a)	13,644	121,704
Keryx Biopharmaceuticals, Inc. (a) (b)	50,118	234,051
Kite Pharma, Inc. (a)	15,577	715,140
La Jolla Pharmaceutical Co. (a) (b)	10,265	214,641
Lexicon Pharmaceuticals, Inc. (a) (b)	23,843	284,924
Ligand Pharmaceuticals, Inc. (a) (b)	8,993	963,060
Lion Biotechnologies, Inc. (a) (b)	25,388	128,971
Loxo Oncology, Inc. (a) (b)	4,697	128,416
MacroGenics, Inc. (a) (b)	14,803	277,556
MannKind Corp. (a) (b)	111,868	180,107
Merrimack Pharmaceuticals, Inc. (a) (b)	64,388	538,928
MiMedx Group, Inc. (a) (b)	59,054	516,132
Mirati Therapeutics, Inc. (a) (b)	7,324	156,734
Momenta Pharmaceuticals, Inc. (a) (b)	32,218	297,694
Myriad Genetics, Inc. (a) (b)	33,438	1,251,584
Neurocrine Biosciences, Inc. (a)	40,184	1,589,277
NewLink Genetics Corp. (a) (b)	11,288	205,442
Novavax, Inc. (a) (b)	138,764	716,022
Ophthotech Corp. (a) (b)	11,108	469,535
Organovo Holdings, Inc. (a) (b)	45,372	98,457
Otonomy, Inc. (a) (b)	12,561	187,410
OvaScience, Inc. (a)	13,638	129,425
PDL BioPharma, Inc.	77,531	258,178
Portola Pharmaceuticals, Inc. (a) (b)	23,603	481,501
Progenics Pharmaceuticals, Inc. (a) (b)	32,263	140,667
Prothena Corp. plc (a)	16,317	671,608
PTC Therapeutics, Inc. (a) (b)	15,786	101,662
Radius Health, Inc. (a) (b)	15,372	483,296
Raptor Pharmaceutical Corp. (a) (b)	39,815	183,149
Regulus Therapeutics, Inc. (a) (b)	16,419	113,784
Repligen Corp. (a)	15,913	426,787
Retrophin, Inc. (a) (b)	16,403	224,065
Rigel Pharmaceuticals, Inc. (a)	44,752	93,084
Sage Therapeutics, Inc. (a) (b)	7,846	251,543
Sangamo Biosciences, Inc. (a) (b)	31,616	191,277
Sarepta Therapeutics, Inc. (a) (b)	21,304	415,854
Seres Therapeutics, Inc. (a) (b)	4,329	114,978
Spark Therapeutics, Inc. (a)	4,895	144,451
Spectrum Pharmaceuticals, Inc. (a) (b)	30,932	196,727
Synergy Pharmaceuticals, Inc. (a)	55,793	153,989
TESARO, Inc. (a) (b)	12,733	560,634
TG Therapeutics, Inc. (a) (b)	16,876	143,784
Trevena, Inc. (a) (b)	15,812	130,765
Ultragenyx Pharmaceutical, Inc. (a) (b)	19,019	1,204,093
Vanda Pharmaceuticals, Inc. (a)	20,273	169,482
Vital Therapies, Inc. (a) (b)	11,269	102,210
Xencor, Inc. (a) (b)	13,567	182,069
ZIOPHARM Oncology, Inc. (a) (b)	53,630	397,935

		33,065,618

MSF-200

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—1.0%
AAON, Inc.	19,095	$534,660
Advanced Drainage Systems, Inc. (b)	15,729	335,028
American Woodmark Corp. (a) (b)	6,699	499,678
Apogee Enterprises, Inc.	13,684	600,591
Builders FirstSource, Inc. (a) (b)	21,876	246,542
Continental Building Products, Inc. (a)	14,810	274,874
Gibraltar Industries, Inc. (a)	14,856	424,882
Griffon Corp. (b)	14,438	223,067
Insteel Industries, Inc.	9,958	304,416
Masonite International Corp. (a) (b)	14,468	947,654
NCI Building Systems, Inc. (a)	13,110	186,162
Nortek, Inc. (a) (b)	4,481	216,387
Patrick Industries, Inc. (a)	5,568	252,731
PGT, Inc. (a)	22,494	221,341
Ply Gem Holdings, Inc. (a)	11,295	158,695
Quanex Building Products Corp.	17,697	307,220
Simpson Manufacturing Co., Inc.	19,498	744,239
Trex Co., Inc. (a) (b)	14,671	703,181
Universal Forest Products, Inc.	9,556	820,096

		8,001,444

Capital Markets—1.1%
Arlington Asset Investment Corp. - Class A (b)	10,056	126,002
BGC Partners, Inc. - Class A (b)	85,161	770,707
Cohen & Steers, Inc.	9,693	377,252
Cowen Group, Inc. - Class A (a) (b)	52,786	201,115
Diamond Hill Investment Group, Inc. (b)	1,546	274,199
Evercore Partners, Inc. - Class A	16,148	835,659
Financial Engines, Inc. (b)	24,757	778,112
GAMCO Investors, Inc. - Class A	3,184	117,999
Greenhill & Co., Inc.	13,790	306,138
HFF, Inc. - Class A	17,641	485,657
Houlihan Lokey, Inc.	5,655	140,809
International FCStone, Inc. (a) (b)	7,668	204,966
Investment Technology Group, Inc.	17,949	396,673
Janus Capital Group, Inc. (b)	73,553	1,076,080
KCG Holdings, Inc. - Class A (a)	16,434	196,386
Ladenburg Thalmann Financial Services, Inc. (a) (b)	51,479	128,697
Moelis & Co. - Class A (b)	8,425	237,838
OM Asset Management plc	10,011	133,647
Piper Jaffray Cos. (a)	7,063	350,042
Safeguard Scientifics, Inc. (a) (b)	10,084	133,613
Stifel Financial Corp. (a)	31,775	940,540
Virtu Financial, Inc. - Class A	8,915	197,111
Virtus Investment Partners, Inc. (b)	3,430	267,917
Westwood Holdings Group, Inc.	3,352	196,595
WisdomTree Investments, Inc. (b)	53,688	613,654

		9,487,408

Chemicals—1.7%
A. Schulman, Inc.	15,885	432,390
American Vanguard Corp. (a) (b)	14,887	234,917
Axiall Corp.	33,438	730,286
Balchem Corp. (b)	14,418	894,204
Calgon Carbon Corp.	26,333	369,189
Chase Corp. (b)	3,533	185,800

Chemicals—(Continued)
Chemtura Corp. (a)	31,150	822,360
Ferro Corp. (a)	34,923	414,536
Flotek Industries, Inc. (a) (b)	37,692	276,282
FutureFuel Corp.	10,195	120,199
Hawkins, Inc. (b)	4,778	172,438
HB Fuller Co.	23,919	1,015,362
Innophos Holdings, Inc.	9,884	305,514
Innospec, Inc.	11,303	490,098
KMG Chemicals, Inc.	5,294	122,133
Koppers Holdings, Inc. (a)	10,265	230,655
Kraton Performance Polymers, Inc. (a)	16,524	285,865
LSB Industries, Inc. (a)	9,923	126,518
Minerals Technologies, Inc.	16,456	935,524
Olin Corp.	77,717	1,349,944
OMNOVA Solutions, Inc. (a)	22,821	126,885
PolyOne Corp.	42,027	1,271,317
Quaker Chemical Corp.	6,591	559,312
Rayonier Advanced Materials, Inc. (b)	19,176	182,172
Sensient Technologies Corp.	22,015	1,397,072
Stepan Co.	9,222	509,884
Trecora Resources (a)	10,819	104,079
Tredegar Corp.	13,367	210,129
Trinseo S.A. (a)	6,267	230,688
Tronox, Ltd. - Class A (b)	30,359	193,994

		14,299,746

Commercial Services & Supplies—2.2%
ABM Industries, Inc.	28,156	909,720
ACCO Brands Corp. (a)	52,031	467,238
Brady Corp. - Class A	22,732	610,127
Brink’s Co. (The)	24,828	833,972
Casella Waste Systems, Inc. - Class A (a)	20,153	135,025
Ceco Environmental Corp. (b)	10,889	67,621
Deluxe Corp. (b)	23,575	1,473,202
Ennis, Inc.	14,123	276,105
Essendant, Inc.	18,301	584,351
G&K Services, Inc. - Class A	9,849	721,439
Healthcare Services Group, Inc. (b)	33,776	1,243,295
Herman Miller, Inc.	28,305	874,341
HNI Corp.	22,606	885,477
InnerWorkings, Inc. (a)	18,741	148,991
Interface, Inc.	31,333	580,914
Kimball International, Inc. - Class B	16,738	189,976
Knoll, Inc.	23,781	514,859
Matthews International Corp. - Class A	15,251	784,969
McGrath RentCorp	13,375	335,445
Mobile Mini, Inc. (b)	23,301	769,399
MSA Safety, Inc.	14,087	681,106
Multi-Color Corp.	6,168	329,063
Quad/Graphics, Inc.	13,076	169,203
SP Plus Corp. (a)	8,683	208,913
Steelcase, Inc. - Class A	38,729	577,837
Team, Inc. (a)	14,183	430,879
Tetra Tech, Inc. (d)	27,830	829,891
U.S. Ecology, Inc. (b)	10,067	444,559
UniFirst Corp.	7,187	784,245

MSF-201

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Viad Corp.	11,468	$334,407
VSE Corp.	2,095	142,230
West Corp.	24,184	551,879

		17,890,678

Communications Equipment—1.5%
ADTRAN, Inc.	24,190	489,122
Alliance Fiber Optic Products, Inc. (a) (b)	6,973	103,131
Applied Optoelectronics, Inc. (a) (b)	8,235	122,784
Black Box Corp.	8,122	109,403
CalAmp Corp. (a)	19,380	347,483
Calix, Inc. (a) (b)	19,494	138,212
Ciena Corp. (a) (b)	60,929	1,158,870
Clearfield, Inc. (a)	6,024	96,806
Comtech Telecommunications Corp.	8,068	188,549
Digi International, Inc. (a)	12,500	117,875
Extreme Networks, Inc. (a)	50,414	156,787
Finisar Corp. (a) (b)	50,382	918,968
Harmonic, Inc. (a) (b)	42,437	138,769
Infinera Corp. (a) (b)	66,643	1,070,287
InterDigital, Inc. (b)	17,110	952,171
Ixia (a)	28,748	358,200
NETGEAR, Inc. (a) (b)	16,562	668,608
NetScout Systems, Inc. (a)	46,389	1,065,555
Oclaro, Inc. (a) (b)	49,350	266,490
Plantronics, Inc.	17,624	690,685
Polycom, Inc. (a)	66,034	736,279
Ruckus Wireless, Inc. (a) (b)	39,097	383,542
ShoreTel, Inc. (a)	28,961	215,470
Sonus Networks, Inc. (a)	24,015	180,833
Ubiquiti Networks, Inc. (a) (b)	14,660	487,738
ViaSat, Inc. (a) (b)	21,021	1,544,623

		12,707,240

Construction & Engineering—0.8%
Aegion Corp. (a)	17,495	368,970
Argan, Inc.	6,140	215,882
Comfort Systems USA, Inc.	17,796	565,379
Dycom Industries, Inc. (a) (b)	16,093	1,040,734
EMCOR Group, Inc.	29,573	1,437,248
Granite Construction, Inc.	19,068	911,450
Great Lakes Dredge & Dock Corp. (a) (b)	30,133	134,393
MasTec, Inc. (a)	32,059	648,874
MYR Group, Inc. (a) (b)	10,017	251,527
Primoris Services Corp. (b)	17,845	433,634
Tutor Perini Corp. (a)	19,192	298,244

		6,306,335

Construction Materials—0.2%
Headwaters, Inc. (a)	34,173	677,992
Summit Materials, Inc. - Class A (a) (b)	18,158	353,173
U.S. Concrete, Inc. (a) (b)	7,217	429,989

		1,461,154

Consumer Finance—0.4%
Cash America International, Inc.	12,729	491,849
Encore Capital Group, Inc. (a) (b)	12,804	329,575
First Cash Financial Services, Inc. (b)	13,486	621,165
Green Dot Corp. - Class A (a) (b)	21,594	496,014
Nelnet, Inc. - Class A	11,398	448,739
PRA Group, Inc. (a) (b)	22,334	656,396
Regional Management Corp. (a)	5,469	93,575
World Acceptance Corp. (a) (b)	3,560	134,995

		3,272,308

Containers & Packaging—0.4%
AEP Industries, Inc. (b)	1,974	130,284
Berry Plastics Group, Inc. (a)	57,659	2,084,373
Greif, Inc. - Class A (b)	14,378	470,879
Multi Packaging Solutions International, Ltd. (a) (b)	9,350	151,751
Myers Industries, Inc.	13,337	171,514

		3,008,801

Distributors—0.3%
Core-Mark Holding Co., Inc.	11,438	932,883
Pool Corp. (b)	20,740	1,819,728

		2,752,611

Diversified Consumer Services—0.9%
2U, Inc. (a) (b)	14,475	327,135
American Public Education, Inc. (a)	8,921	184,040
Apollo Education Group, Inc. (a)	44,173	362,881
Ascent Capital Group, Inc. - Class A (a) (b)	7,050	104,411
Bright Horizons Family Solutions, Inc. (a)	17,415	1,128,144
Capella Education Co. (b)	5,633	296,521
Career Education Corp. (a)	35,115	159,422
Carriage Services, Inc. (b)	9,414	203,437
Chegg, Inc. (a) (b)	36,609	163,276
DeVry Education Group, Inc. (b)	29,702	512,954
Grand Canyon Education, Inc. (a)	22,843	976,310
Houghton Mifflin Harcourt Co. (a) (b)	59,125	1,178,952
K12, Inc. (a)	17,337	171,463
LifeLock, Inc. (a)	44,145	532,830
Regis Corp. (a) (b)	18,180	276,154
Sotheby’s (b)	26,392	705,458
Strayer Education, Inc. (a) (b)	5,524	269,295
Weight Watchers International, Inc. (a) (b)	13,493	196,053

		7,748,736

Diversified Financial Services—0.4%
FNFV Group (a) (b)	37,452	406,354
Gain Capital Holdings, Inc.	12,111	79,448
MarketAxess Holdings, Inc. (b)	17,499	2,184,400
NewStar Financial, Inc. (a)	12,166	106,453
PICO Holdings, Inc. (a)	12,147	124,264

		2,900,919

Diversified Telecommunication Services—0.7%
8x8, Inc. (a) (b)	41,065	413,114

MSF-202

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Atlantic Tele-Network, Inc.	4,754	$360,496
Cincinnati Bell, Inc. (a)	97,588	377,665
Cogent Communications Holdings, Inc. (b)	22,011	859,089
Consolidated Communications Holdings, Inc. (b)	24,229	624,139
FairPoint Communications, Inc. (a) (b)	11,602	172,638
General Communication, Inc. - Class A (a) (b)	16,537	302,958
Globalstar, Inc. (a) (b)	221,510	325,620
Hawaiian Telcom Holdco, Inc. (a) (b)	6,401	150,743
IDT Corp. - Class B	8,438	131,548
Inteliquent, Inc.	16,025	257,201
Iridium Communications, Inc. (a) (b)	38,356	301,862
Lumos Networks Corp. (a) (b)	15,102	193,910
ORBCOMM, Inc. (a) (b)	27,147	274,999
pdvWireless, Inc. (a)	6,964	239,144
Straight Path Communications, Inc. - Class B (a) (b)	4,588	142,366
Vonage Holdings Corp. (a)	86,416	394,921
Windstream Holdings, Inc. (b)	47,088	361,636

		5,884,049

Electric Utilities—1.3%
ALLETE, Inc.	23,439	1,314,225
Cleco Corp. (b)	28,398	1,567,854
El Paso Electric Co.	18,779	861,580
Empire District Electric Co. (The)	20,148	665,891
IDACORP, Inc. (b)	23,630	1,762,562
MGE Energy, Inc. (b)	16,879	881,928
Otter Tail Corp. (b)	18,873	559,018
PNM Resources, Inc.	39,289	1,324,825
Portland General Electric Co.	42,121	1,663,358

		10,601,241

Electrical Equipment—0.7%
AZZ, Inc.	12,522	708,745
Encore Wire Corp.	10,537	410,206
EnerSys	21,009	1,170,622
Franklin Electric Co., Inc.	23,378	752,070
Generac Holdings, Inc. (a) (b)	32,764	1,220,131
General Cable Corp. (b)	24,951	304,652
LSI Industries, Inc.	10,801	126,912
Plug Power, Inc. (a) (b)	84,766	173,770
Powell Industries, Inc.	4,404	131,283
PowerSecure International, Inc. (a) (b)	11,742	219,458
Thermon Group Holdings, Inc. (a)	15,847	278,273

		5,496,122

Electronic Equipment, Instruments & Components—2.9%
Anixter International, Inc. (a)	13,642	710,885
AVX Corp. (b)	21,871	274,918
Badger Meter, Inc. (b)	6,820	453,598
Belden, Inc. (b)	21,174	1,299,660
Benchmark Electronics, Inc. (a)	24,418	562,835
Checkpoint Systems, Inc. (a)	21,005	212,571
Coherent, Inc. (a)	11,201	1,029,372
CTS Corp.	15,701	247,134

Electronic Equipment, Instruments & Components—(Continued)
Daktronics, Inc. (b)	18,513	146,253
DTS, Inc. (a)	9,298	202,510
ePlus, Inc. (a)	2,743	220,839
Fabrinet (a)	17,507	566,351
FARO Technologies, Inc. (a) (b)	8,551	275,428
FEI Co. (b)	19,799	1,762,309
GSI Group, Inc. (a)	18,739	265,344
II-VI, Inc. (a)	24,749	537,301
Insight Enterprises, Inc. (a) (d)	19,337	553,812
InvenSense, Inc. (a) (b)	34,992	293,933
Itron, Inc. (a)	18,332	764,811
Kimball Electronics, Inc. (a)	14,109	157,597
Knowles Corp. (a) (b)	39,623	522,231
Littelfuse, Inc.	10,673	1,313,953
Mercury Systems, Inc. (a)	15,581	316,294
Mesa Laboratories, Inc. (b)	1,474	142,020
Methode Electronics, Inc.	17,959	525,121
MTS Systems Corp.	7,482	455,280
Multi-Fineline Electronix, Inc. (a)	4,794	111,269
Newport Corp. (a)	20,202	464,646
OSI Systems, Inc. (a)	9,211	603,228
Park Electrochemical Corp.	10,569	169,210
PC Connection, Inc.	5,366	138,496
Plexus Corp. (a) (d)	17,500	691,600
QLogic Corp. (a)	44,263	594,895
Rofin-Sinar Technologies, Inc. (a)	13,337	429,718
Rogers Corp. (a)	8,965	536,735
Sanmina Corp. (a)	38,495	900,013
ScanSource, Inc. (a)	13,430	542,303
SYNNEX Corp. (b)	14,237	1,318,204
Tech Data Corp. (a)	18,133	1,392,070
TTM Technologies, Inc. (a)	26,923	179,038
Universal Display Corp. (a) (b)	19,252	1,041,533
Vishay Intertechnology, Inc. (b)	63,046	769,792
Vishay Precision Group, Inc. (a)	6,695	93,797

		23,788,907

Energy Equipment & Services—0.8%
Archrock, Inc.	43,935	351,480
Atwood Oceanics, Inc. (b)	37,323	342,252
Bristow Group, Inc. (b)	17,044	322,473
CARBO Ceramics, Inc. (b)	13,695	194,469
Era Group, Inc. (a)	14,630	137,229
Exterran Corp. (a)	22,346	345,469
Forum Energy Technologies, Inc. (a) (b)	29,182	385,202
Helix Energy Solutions Group, Inc. (a) (b)	58,300	326,480
Hornbeck Offshore Services, Inc. (a) (b)	18,165	180,379
Matrix Service Co. (a)	14,196	251,269
McDermott International, Inc. (a)	116,414	476,133
Natural Gas Services Group, Inc. (a)	6,643	143,688
Newpark Resources, Inc. (a) (b)	44,365	191,657
Oil States International, Inc. (a)	27,118	854,759
Parker Drilling Co. (a)	88,191	186,965
PHI, Inc. (a) (b)	6,426	121,387
SEACOR Holdings, Inc. (a) (b)	8,648	470,884
Tesco Corp.	29,105	250,594

MSF-203

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
TETRA Technologies, Inc. (a)	53,544	$340,004
Tidewater, Inc. (b)	22,085	150,841
U.S. Silica Holdings, Inc. (b)	30,347	689,484
Unit Corp. (a)	31,340	276,105

		6,989,203

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	13,251	416,214
Casey’s General Stores, Inc. (b)	18,301	2,073,869
Chefs’ Warehouse, Inc. (The) (a) (b)	8,577	174,027
Fresh Market, Inc. (The) (a) (b)	21,412	610,884
Ingles Markets, Inc. - Class A (b)	6,173	231,488
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	4,826	102,649
Performance Food Group Co. (a) (b)	8,387	195,837
Pricesmart, Inc. (b)	9,262	783,380
Smart & Final Stores, Inc. (a) (b)	12,072	195,566
SpartanNash Co.	16,917	512,754
SUPERVALU, Inc. (a)	122,481	705,491
United Natural Foods, Inc. (a) (b)	23,843	960,873
Weis Markets, Inc. (b)	6,205	279,597

		7,242,629

Food Products—1.8%
Amplify Snack Brands, Inc. (a)	7,974	114,188
B&G Foods, Inc. (b)	29,999	1,044,265
Cal-Maine Foods, Inc. (b)	14,936	775,328
Calavo Growers, Inc.	7,353	419,562
Darling Ingredients, Inc. (a)	78,508	1,033,950
Dean Foods Co. (b)	44,397	768,956
Farmer Bros Co. (a)	3,967	110,560
Fresh Del Monte Produce, Inc. (b)	15,644	658,143
J&J Snack Foods Corp.	7,001	758,068
John B Sanfilippo & Son, Inc.	4,642	320,716
Lancaster Colony Corp.	9,036	999,111
Landec Corp. (a)	14,010	147,105
Omega Protein Corp. (a)	11,349	192,252
Post Holdings, Inc. (a) (b)	29,858	2,053,335
Sanderson Farms, Inc.	11,335	1,022,190
Seaboard Corp. (a) (b)	116	348,349
Seneca Foods Corp. - Class A (a)	4,612	160,221
Snyder’s-Lance, Inc. (b)	32,185	1,013,184
Tootsie Roll Industries, Inc. (b)	9,392	328,140
TreeHouse Foods, Inc. (a)	26,806	2,325,421

		14,593,044

Gas Utilities—1.4%
Chesapeake Utilities Corp.	6,975	439,216
Laclede Group, Inc. (The) (b)	20,363	1,379,593
New Jersey Resources Corp. (b)	41,016	1,494,213
Northwest Natural Gas Co. (b)	13,257	713,889
ONE Gas, Inc. (b)	24,719	1,510,331
Piedmont Natural Gas Co., Inc.	36,939	2,210,060
South Jersey Industries, Inc. (b)	31,808	904,938
Southwest Gas Corp.	22,160	1,459,236
WGL Holdings, Inc. (b)	23,597	1,707,715

		11,819,191

Health Care Equipment & Supplies—3.7%
Abaxis, Inc. (b)	11,146	505,917
ABIOMED, Inc. (a) (b)	19,803	1,877,522
Accuray, Inc. (a) (b)	37,218	215,120
Analogic Corp.	6,383	504,321
AngioDynamics, Inc. (a)	13,423	164,969
Anika Therapeutics, Inc. (a) (b)	7,087	316,931
AtriCure, Inc. (a) (b)	12,896	217,040
Atrion Corp.	822	324,986
Cantel Medical Corp.	16,951	1,209,623
Cardiovascular Systems, Inc. (a)	14,951	155,042
Cerus Corp. (a) (b)	58,685	348,002
CONMED Corp.	14,604	612,492
CryoLife, Inc. (b)	17,220	185,115
Cynosure, Inc. - Class A (a)	11,463	505,747
Endologix, Inc. (a) (b)	37,158	310,641
Exactech, Inc. (a)	5,785	117,204
GenMark Diagnostics, Inc. (a) (b)	19,362	102,038
Globus Medical, Inc. - Class A (a) (b)	32,393	769,334
Greatbatch, Inc. (a)	12,931	460,861
Haemonetics Corp. (a) (b)	26,476	926,130
Halyard Health, Inc. (a) (b)	21,675	622,723
HeartWare International, Inc. (a) (b)	8,570	269,269
ICU Medical, Inc. (a)	6,818	709,754
Inogen, Inc. (a)	7,470	336,001
Insulet Corp. (a) (b)	27,643	916,642
Integra LifeSciences Holdings Corp. (a) (b)	14,525	978,404
Invacare Corp.	15,930	209,798
InVivo Therapeutics Holdings Corp. (a)	18,522	129,283
K2M Group Holdings, Inc. (a) (b)	8,524	126,411
LDR Holding Corp. (a) (b)	15,261	389,003
LeMaitre Vascular, Inc. (b)	6,404	99,390
LivaNova plc (a)	20,981	1,132,554
Masimo Corp. (a)	21,582	902,991
Meridian Bioscience, Inc. (b)	22,552	464,797
Merit Medical Systems, Inc. (a)	21,638	400,087
Natus Medical, Inc. (a)	16,472	633,019
Neogen Corp. (a)	17,828	897,640
Nevro Corp. (a)	7,994	449,742
NuVasive, Inc. (a)	22,865	1,112,382
NxStage Medical, Inc. (a) (b)	30,508	457,315
OraSure Technologies, Inc. (a) (b)	29,491	213,220
Orthofix International NV (a)	9,598	398,509
Oxford Immunotec Global plc (a) (b)	8,922	88,417
Penumbra, Inc. (a)	4,070	187,220
Quidel Corp. (a) (b)	13,903	239,966
Rockwell Medical, Inc. (a) (b)	30,372	228,094
RTI Surgical, Inc. (a)	28,130	112,520
Spectranetics Corp. (The) (a) (b)	21,548	312,877
STAAR Surgical Co. (a) (b)	19,419	143,506
STERIS plc (b)	40,618	2,885,909
SurModics, Inc. (a)	9,244	170,182
TransEnterix, Inc. (a)	27,913	118,630
Utah Medical Products, Inc. (b)	2,002	125,205
Vascular Solutions, Inc. (a)	10,428	339,223
West Pharmaceutical Services, Inc.	35,108	2,433,686
Wright Medical Group NV (a) (b)	43,029	714,281

MSF-204

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Zeltiq Aesthetics, Inc. (a) (b)	18,073	$490,863

		30,268,548

Health Care Providers & Services—2.6%
Aceto Corp. (b)	15,842	373,238
Adeptus Health, Inc. - Class A (a) (b)	2,999	166,564
Air Methods Corp. (a) (b)	18,730	678,401
Almost Family, Inc. (a) (b)	4,667	173,799
Amedisys, Inc. (a) (b)	13,972	675,406
AMN Healthcare Services, Inc. (a) (b)	23,983	806,069
Amsurg Corp. (a)	25,389	1,894,019
BioTelemetry, Inc. (a)	15,006	175,270
Capital Senior Living Corp. (a) (b)	14,260	264,095
Chemed Corp. (b)	8,550	1,158,097
Civitas Solutions, Inc. (a)	6,456	112,528
Corvel Corp. (a)	5,325	209,911
Cross Country Healthcare, Inc. (a)	16,495	191,837
Diplomat Pharmacy, Inc. (a) (b)	17,028	466,567
Ensign Group, Inc. (The)	24,374	551,827
ExamWorks Group, Inc. (a) (b)	19,285	570,065
HealthEquity, Inc. (a) (b)	17,002	419,439
HealthSouth Corp. (b)	44,584	1,677,696
Healthways, Inc. (a)	16,239	163,852
Kindred Healthcare, Inc. (b)	45,834	566,050
Landauer, Inc. (b)	5,165	170,807
LHC Group, Inc. (a) (b)	6,847	243,479
Magellan Health, Inc. (a)	12,415	843,351
Molina Healthcare, Inc. (a) (b)	18,906	1,219,248
National Healthcare Corp. (b)	5,246	326,826
Owens & Minor, Inc.	31,238	1,262,640
PharMerica Corp. (a)	16,508	364,992
Providence Service Corp. (The) (a)	6,975	356,213
Select Medical Holdings Corp. (a) (b)	48,954	578,147
Surgery Partners, Inc. (a)	12,495	165,684
Surgical Care Affiliates, Inc. (a)	10,168	470,575
Team Health Holdings, Inc. (a) (b)	34,959	1,461,636
Triple-S Management Corp. - Class B (a)	12,074	300,160
U.S. Physical Therapy, Inc. (b)	6,011	298,927
Universal American Corp. (b)	33,119	236,470
WellCare Health Plans, Inc. (a) (b)	21,354	1,980,583

		21,574,468

Health Care Technology—0.4%
Computer Programs & Systems, Inc. (b)	5,856	305,215
HealthStream, Inc. (a)	12,016	265,433
HMS Holdings Corp. (a)	44,959	645,162
Medidata Solutions, Inc. (a) (b)	26,132	1,011,570
Omnicell, Inc. (a)	19,160	533,989
Press Ganey Holdings, Inc. (a) (b)	6,250	188,000
Quality Systems, Inc. (b)	24,814	378,165
Vocera Communications, Inc. (a)	11,244	143,361

		3,470,895

Hotels, Restaurants & Leisure—3.3%
Belmond, Ltd. - Class A (a)	45,218	429,119
Biglari Holdings, Inc. (a)	871	323,759

Hotels, Restaurants & Leisure—(Continued)
BJ’s Restaurants, Inc. (a)	10,878	452,198
Bloomin’ Brands, Inc.	57,635	972,302
Bob Evans Farms, Inc.	10,847	506,446
Boyd Gaming Corp. (a) (b)	40,615	839,106
Buffalo Wild Wings, Inc. (a) (b)	8,962	1,327,451
Caesars Acquisition Co. - Class A (a)	23,146	141,654
Caesars Entertainment Corp. (a) (b)	25,824	175,603
Carrols Restaurant Group, Inc. (a)	17,458	252,094
Cheesecake Factory, Inc. (The) (b)	22,672	1,203,656
Churchill Downs, Inc.	5,991	885,949
Chuy’s Holdings, Inc. (a) (b)	8,272	257,011
ClubCorp Holdings, Inc.	20,723	290,951
Cracker Barrel Old Country Store, Inc. (b)	9,084	1,386,854
Dave & Buster’s Entertainment, Inc. (a) (b)	10,814	419,367
Del Frisco’s Restaurant Group, Inc. (a)	12,052	199,822
Denny’s Corp. (a)	39,857	412,919
Diamond Resorts International, Inc. (a) (b)	19,545	474,944
DineEquity, Inc.	7,910	739,031
El Pollo Loco Holdings, Inc. (a)	7,337	97,876
Eldorado Resorts, Inc. (a) (b)	14,157	161,956
Fiesta Restaurant Group, Inc. (a) (b)	13,371	438,301
Habit Restaurants, Inc. (The) - Class A (a) (b)	5,649	105,241
International Speedway Corp. - Class A	12,935	477,431
Interval Leisure Group, Inc. (b)	19,771	285,493
Isle of Capri Casinos, Inc. (a)	12,013	168,182
Jack in the Box, Inc. (b)	16,395	1,047,149
Krispy Kreme Doughnuts, Inc. (a)	33,031	514,953
La Quinta Holdings, Inc. (a) (b)	43,635	545,438
Marcus Corp. (The)	9,550	180,973
Marriott Vacations Worldwide Corp.	12,016	811,080
Monarch Casino & Resort, Inc. (a)	5,265	102,457
Papa John’s International, Inc. (b)	13,488	730,915
Penn National Gaming, Inc. (a) (b)	39,538	659,889
Pinnacle Entertainment, Inc. (a) (b)	28,718	1,008,002
Planet Fitness, Inc. - Class A (a) (b)	6,759	109,766
Popeyes Louisiana Kitchen, Inc. (a)	11,051	575,315
Potbelly Corp. (a) (b)	8,606	117,128
Red Robin Gourmet Burgers, Inc. (a) (b)	7,619	491,197
Ruby Tuesday, Inc. (a)	30,240	162,691
Ruth’s Hospitality Group, Inc.	17,912	329,760
Scientific Games Corp. - Class A (a) (b)	23,377	220,445
SeaWorld Entertainment, Inc. (b)	32,101	676,047
Shake Shack, Inc. - Class A (a) (b)	2,909	108,564
Sonic Corp. (b)	24,157	849,360
Speedway Motorsports, Inc.	7,078	140,357
Texas Roadhouse, Inc. (b)	33,097	1,442,367
Vail Resorts, Inc. (b)	17,290	2,311,673
Zoe’s Kitchen, Inc. (a) (b)	9,191	358,357

		26,918,599

Household Durables—1.2%
Bassett Furniture Industries, Inc. (b)	5,374	171,216
Beazer Homes USA, Inc. (a)	13,700	119,464
CalAtlantic Group, Inc. (b)	37,485	1,252,749
Cavco Industries, Inc. (a)	4,452	416,084
Century Communities, Inc. (a) (b)	7,561	129,066

MSF-205

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
CSS Industries, Inc.	4,201	$117,334
Ethan Allen Interiors, Inc. (b)	12,159	386,899
Flexsteel Industries, Inc. (b)	3,005	131,258
Helen of Troy, Ltd. (a) (b)	13,453	1,394,942
Hooker Furniture Corp. (b)	5,444	178,835
Hovnanian Enterprises, Inc. - Class A (a) (b)	60,910	95,020
Installed Building Products, Inc. (a)	9,469	251,970
iRobot Corp. (a) (b)	14,746	520,534
KB Home (b)	37,768	539,327
La-Z-Boy, Inc.	24,718	660,959
LGI Homes, Inc. (a) (b)	8,210	198,764
Libbey, Inc. (b)	10,247	190,594
M/I Homes, Inc. (a)	12,868	239,988
MDC Holdings, Inc. (b)	19,869	497,917
Meritage Homes Corp. (a)	20,456	745,826
NACCO Industries, Inc. - Class A	2,176	124,924
Taylor Morrison Home Corp. - Class A (a)	15,532	219,312
TRI Pointe Group, Inc. (a)	76,582	902,136
Universal Electronics, Inc. (a)	7,461	462,507
WCI Communities, Inc. (a) (b)	6,498	120,733
William Lyon Homes - Class A (a) (b)	9,057	131,236
ZAGG, Inc. (a) (b)	15,041	135,520

		10,335,114

Household Products—0.2%
Central Garden and Pet Co. - Class A (a)	20,661	336,568
HRG Group, Inc. (a)	41,499	578,081
Orchids Paper Products Co. (b)	5,348	147,123
WD-40 Co. (b)	6,750	729,068

		1,790,840

Independent Power and Renewable Electricity Producers—0.4%
Abengoa Yield plc (b)	22,721	403,979
Atlantic Power Corp. (b)	57,898	142,429
Dynegy, Inc. (a) (b)	59,317	852,385
NRG Yield, Inc. - Class A (b)	16,087	218,301
NRG Yield, Inc. - Class C (b)	29,107	414,484
Ormat Technologies, Inc.	19,075	786,653
Pattern Energy Group, Inc. (b)	26,388	503,219
Talen Energy Corp. (a) (b)	38,673	348,057

		3,669,507

Industrial Conglomerates—0.0%
Raven Industries, Inc. (b)	18,658	298,901

Insurance—2.3%
Ambac Financial Group, Inc. (a)	22,444	354,615
American Equity Investment Life Holding Co. (b)	37,681	633,041
AMERISAFE, Inc.	9,298	488,517
Argo Group International Holdings, Ltd.	12,862	738,150
Atlas Financial Holdings, Inc. (a)	5,024	91,135
Baldwin & Lyons, Inc. - Class B	4,133	101,713
Citizens, Inc. (a) (b)	22,172	160,525
CNO Financial Group, Inc. (b)	91,193	1,634,179
Crawford & Co. - Class B	14,433	93,526

Insurance—(Continued)
EMC Insurance Group, Inc.	3,800	97,470
Employers Holdings, Inc.	14,789	416,163
Enstar Group, Ltd. (a)	4,185	680,397
FBL Financial Group, Inc. - Class A (b)	4,790	294,681
Federated National Holding Co.	5,884	115,679
Fidelity & Guaranty Life (b)	4,816	126,372
First American Financial Corp.	52,065	1,984,197
Global Indemnity plc (a)	3,335	103,819
Greenlight Capital Re, Ltd. - Class A (a) (b)	13,998	305,016
HCI Group, Inc. (b)	5,671	188,844
Heritage Insurance Holdings, Inc.	11,792	188,318
Horace Mann Educators Corp.	18,978	601,413
Infinity Property & Casualty Corp.	5,597	450,559
James River Group Holdings, Ltd. (b)	4,499	145,138
Kemper Corp. (b)	20,321	600,892
Maiden Holdings, Ltd. (b)	24,032	310,974
MBIA, Inc. (a)	55,677	492,742
National General Holdings Corp.	18,792	405,719
National Interstate Corp.	3,585	107,263
National Western Life Group, Inc. - Class A	1,054	243,084
Navigators Group, Inc. (The) (a)	5,026	421,531
OneBeacon Insurance Group, Ltd. - Class A	11,496	146,344
Primerica, Inc. (b)	23,745	1,057,365
RLI Corp. (b)	21,217	1,418,569
Safety Insurance Group, Inc.	6,815	388,864
Selective Insurance Group, Inc.	26,789	980,745
State Auto Financial Corp.	7,940	175,156
State National Cos., Inc.	15,205	191,583
Stewart Information Services Corp.	11,286	409,456
Third Point Reinsurance, Ltd. (a) (b)	39,485	448,945
United Fire Group, Inc.	9,732	426,456
United Insurance Holdings Corp. (b)	8,654	166,243
Universal Insurance Holdings, Inc.	17,550	312,390

		18,697,788

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc. - Class A (a)	13,330	105,040
Blue Nile, Inc. (b)	6,605	169,815
FTD Cos., Inc. (a)	9,600	252,000
HSN, Inc. (b)	16,447	860,343
Lands’ End, Inc. (a) (b)	8,472	216,121
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	771,234
Nutrisystem, Inc.	14,262	297,648
PetMed Express, Inc. (b)	11,281	202,043
Shutterfly, Inc. (a) (b)	17,108	793,298
Wayfair, Inc. - Class A (a) (b)	9,556	413,010

		4,080,552

Internet Software & Services—1.9%
Actua Corp. (a)	20,148	182,339
Alarm.com Holdings, Inc. (a)	4,271	101,223
Angie’s List, Inc. (a)	21,237	171,383
Bankrate, Inc. (a) (b)	31,827	291,854
Bazaarvoice, Inc. (a)	25,119	79,125
Benefitfocus, Inc. (a) (b)	3,815	127,230
Blucora, Inc. (a) (b)	20,338	104,944

MSF-206

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Brightcove, Inc. (a) (b)	16,995	$106,049
ChannelAdvisor Corp. (a) (b)	10,403	117,034
Cimpress NV (a) (b)	16,111	1,461,107
comScore, Inc. (a) (b)	23,234	697,949
Cornerstone OnDemand, Inc. (a) (b)	26,060	853,986
Cvent, Inc. (a) (b)	11,076	237,026
Demandware, Inc. (a) (b)	15,487	605,542
DHI Group, Inc. (a)	21,586	174,199
EarthLink Holdings Corp.	48,787	276,622
Endurance International Group Holdings, Inc. (a) (b)	27,384	288,354
Envestnet, Inc. (a) (b)	18,433	501,378
Five9, Inc. (a) (b)	12,468	110,841
Gogo, Inc. (a) (b)	27,419	301,883
GrubHub, Inc. (a) (b)	34,851	875,806
GTT Communications, Inc. (a) (b)	11,597	191,814
inContact, Inc. (a) (b)	27,382	243,426
IntraLinks Holdings, Inc. (a)	20,583	162,194
j2 Global, Inc. (b)	22,619	1,392,878
LivePerson, Inc. (a) (b)	29,330	171,580
LogMeIn, Inc. (a)	11,323	571,359
Marketo, Inc. (a) (b)	16,297	318,932
Monster Worldwide, Inc. (a) (b)	43,593	142,113
NIC, Inc.	33,080	596,432
OPOWER, Inc. (a) (b)	12,724	86,650
Q2 Holdings, Inc. (a) (b)	9,262	222,658
Quotient Technology, Inc. (a) (b)	29,125	308,725
Reis, Inc.	4,338	102,160
RetailMeNot, Inc. (a)	18,130	145,221
SciQuest, Inc. (a)	15,491	215,015
Shutterstock, Inc. (a) (b)	9,230	339,018
SPS Commerce, Inc. (a)	7,550	324,197
Stamps.com, Inc. (a)	6,857	728,762
TrueCar, Inc. (a) (b)	23,179	129,571
Web.com Group, Inc. (a)	20,520	406,706
WebMD Health Corp. (a) (b)	17,955	1,124,522
Wix.com, Ltd. (a)	8,981	182,045
XO Group, Inc. (a)	16,065	257,843

		16,029,695

IT Services—2.5%
Acxiom Corp. (a)	37,591	805,951
Blackhawk Network Holdings, Inc. (a) (b)	27,022	926,854
CACI International, Inc. - Class A (a) (d)	12,041	1,284,775
Cardtronics, Inc. (a) (b)	20,736	746,289
Cass Information Systems, Inc. (b)	5,928	310,331
Convergys Corp. (b)	46,697	1,296,776
CSG Systems International, Inc. (b)	15,258	689,051
EPAM Systems, Inc. (a) (b)	23,687	1,768,708
Euronet Worldwide, Inc. (a)	24,328	1,802,948
EVERTEC, Inc. (b)	30,384	424,768
ExlService Holdings, Inc. (a)	15,842	820,615
Forrester Research, Inc.	5,782	194,333
Hackett Group, Inc. (The)	13,330	201,550
Heartland Payment Systems, Inc.	17,379	1,678,290
Lionbridge Technologies, Inc. (a)	31,361	158,687

IT Services—(Continued)
Luxoft Holding, Inc. (a) (b)	8,590	472,708
ManTech International Corp. - Class A	12,440	397,956
MAXIMUS, Inc.	31,383	1,652,001
NeuStar, Inc. - Class A (a) (b)	26,451	650,694
Perficient, Inc. (a)	17,369	377,255
Science Applications International Corp.	21,353	1,138,969
ServiceSource International, Inc. (a) (b)	29,419	125,325
Sykes Enterprises, Inc. (a)	18,634	562,374
Syntel, Inc. (a)	14,931	745,505
TeleTech Holdings, Inc.	7,377	204,785
Travelport Worldwide, Ltd. (b)	49,436	675,296
Unisys Corp. (a) (b)	26,228	201,956
Virtusa Corp. (a)	15,311	573,550

		20,888,300

Leisure Products—0.3%
Arctic Cat, Inc. (b)	6,845	114,996
Callaway Golf Co.	37,265	339,857
Malibu Boats, Inc. - Class A (a)	8,768	143,795
Nautilus, Inc. (a)	16,328	315,457
Smith & Wesson Holding Corp. (a) (b)	25,637	682,457
Sturm Ruger & Co., Inc. (b)	8,538	583,828

		2,180,390

Life Sciences Tools & Services—0.6%
Accelerate Diagnostics, Inc. (a) (b)	11,348	163,071
Affymetrix, Inc. (a) (b) (d)	38,409	538,110
Albany Molecular Research, Inc. (a) (b)	12,484	190,880
Cambrex Corp. (a)	15,180	667,920
Fluidigm Corp. (a) (b)	13,200	106,524
INC Research Holdings, Inc. - Class A (a)	6,230	256,738
Luminex Corp. (a) (b)	23,255	451,147
NanoString Technologies, Inc. (a)	7,907	120,345
NeoGenomics, Inc. (a) (b)	26,497	178,590
Pacific Biosciences of California, Inc. (a) (b)	34,410	292,485
PAREXEL International Corp. (a)	26,785	1,680,223
PRA Health Sciences, Inc. (a)	9,267	396,257

		5,042,290

Machinery—2.7%
Actuant Corp. - Class A	28,401	701,789
Alamo Group, Inc. (b)	4,629	257,882
Albany International Corp. - Class A	14,147	531,786
Altra Industrial Motion Corp. (b)	13,385	371,835
American Railcar Industries, Inc. (b)	4,708	191,757
Astec Industries, Inc. (b)	9,004	420,217
Barnes Group, Inc.	25,967	909,624
Blount International, Inc. (a) (b)	23,822	237,744
Briggs & Stratton Corp. (b)	21,617	517,079
Chart Industries, Inc. (a)	15,307	332,468
CIRCOR International, Inc.	8,835	409,856
CLARCOR, Inc. (b)	24,783	1,432,210
Columbus McKinnon Corp.	10,074	158,766
Douglas Dynamics, Inc.	9,877	226,282
EnPro Industries, Inc.	11,493	662,916

MSF-207

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
ESCO Technologies, Inc.	12,540	$488,809
Federal Signal Corp.	29,548	391,806
FreightCar America, Inc.	7,047	109,792
Global Brass & Copper Holdings, Inc.	11,099	276,920
Gorman-Rupp Co. (The)	10,331	267,883
Graham Corp.	5,383	107,176
Greenbrier Cos., Inc. (The) (b)	14,368	397,131
Harsco Corp.	37,700	205,465
Hillenbrand, Inc.	29,866	894,487
Hurco Cos., Inc.	3,501	115,498
Hyster-Yale Materials Handling, Inc.	4,976	331,402
John Bean Technologies Corp.	13,616	768,079
Kadant, Inc.	5,766	260,393
LB Foster Co. - Class A	5,345	97,065
Lindsay Corp. (b)	5,740	411,041
Lydall, Inc. (a)	8,342	271,282
Meritor, Inc. (a)	43,321	349,167
Milacron Holdings Corp. (a) (b)	6,533	107,729
Miller Industries, Inc.	5,680	115,190
Mueller Industries, Inc.	28,764	846,237
Mueller Water Products, Inc. - Class A	76,369	754,526
Navistar International Corp. (a) (b)	23,914	299,403
NN, Inc. (b)	12,696	173,681
Proto Labs, Inc. (a) (b)	11,113	856,701
RBC Bearings, Inc. (a)	10,876	796,776
Rexnord Corp. (a) (b)	47,178	953,939
Standex International Corp.	6,262	487,246
Sun Hydraulics Corp.	10,558	350,420
Tennant Co.	8,929	459,665
Titan International, Inc.	22,706	122,158
TriMas Corp. (a)	22,514	394,445
Wabash National Corp. (a) (b)	32,109	423,839
Watts Water Technologies, Inc. - Class A (b)	13,118	723,195
Woodward, Inc. (b)	30,225	1,572,304

		22,543,061

Marine—0.1%
Matson, Inc.	20,127	808,502

Media—1.4%
AMC Entertainment Holdings, Inc. - Class A	9,526	266,633
Carmike Cinemas, Inc. (a) (b)	12,031	361,411
Central European Media Enterprises, Ltd. - Class A (a) (b)	39,291	100,192
Daily Journal Corp. (a) (b)	598	117,023
DreamWorks Animation SKG, Inc. - Class A (a) (b)	35,402	883,280
Entercom Communications Corp. - Class A (a)	14,538	153,812
Entravision Communications Corp. - Class A	29,645	220,559
Eros International plc (a) (b)	13,360	153,774
EW Scripps Co. (The) - Class A (b)	29,695	462,945
Global Eagle Entertainment, Inc. (a) (b)	28,412	242,070
Gray Television, Inc. (a)	30,714	359,968
IMAX Corp. (a) (b)	28,090	873,318
Journal Media Group, Inc.	12,272	146,773
Loral Space & Communications, Inc. (a) (b)	6,669	234,282
MDC Partners, Inc. - Class A	19,973	471,363

Media—(Continued)
Media General, Inc. (a) (b)	44,825	731,096
Meredith Corp.	17,483	830,442
National CineMedia, Inc.	31,052	472,301
New Media Investment Group, Inc.	22,310	371,238
New York Times Co. (The) - Class A	65,251	813,027
Nexstar Broadcasting Group, Inc. - Class A	14,830	656,524
Reading International, Inc. - Class A (a) (b)	8,504	101,878
Scholastic Corp.	14,176	529,757
Sinclair Broadcast Group, Inc. - Class A (b)	30,881	949,591
Time, Inc.	55,956	863,961
Tribune Publishing Co.	14,706	113,530
World Wrestling Entertainment, Inc. - Class A (b)	14,120	249,359

		11,730,107

Metals & Mining—0.8%
AK Steel Holding Corp. (a) (b)	84,412	348,622
Carpenter Technology Corp. (b)	23,384	800,434
Century Aluminum Co. (a)	24,781	174,706
Cliffs Natural Resources, Inc. (a) (b)	87,769	263,307
Coeur Mining, Inc. (a) (b)	64,923	364,867
Commercial Metals Co. (b)	53,553	908,794
Ferroglobe plc	31,634	278,696
Haynes International, Inc.	6,653	242,835
Hecla Mining Co. (b)	174,328	484,632
Kaiser Aluminum Corp.	7,976	674,291
Materion Corp.	9,498	251,507
Real Industry, Inc. (a)	12,309	107,088
Schnitzer Steel Industries, Inc. - Class A	13,529	249,475
Stillwater Mining Co. (a) (b)	56,563	602,396
SunCoke Energy, Inc.	35,308	229,502
TimkenSteel Corp. (b)	18,629	169,524
Worthington Industries, Inc.	24,246	864,127

		7,014,803

Multi-Utilities—0.5%
Avista Corp. (b)	29,297	1,194,732
Black Hills Corp.	24,076	1,447,690
NorthWestern Corp. (b)	22,109	1,365,231
Unitil Corp.	7,429	315,658

		4,323,311

Multiline Retail—0.2%
Big Lots, Inc. (b)	22,924	1,038,228
Fred’s, Inc. - Class A (b)	16,936	252,516
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,382	126,100
Tuesday Morning Corp. (a) (b)	21,822	178,504

		1,595,348

Oil, Gas & Consumable Fuels—1.6%
Alon USA Energy, Inc. (b)	18,417	190,063
Bill Barrett Corp. (a)	31,337	194,916
Callon Petroleum Co. (a) (b)	50,638	448,146
Carrizo Oil & Gas, Inc. (a)	30,473	942,225
Clean Energy Fuels Corp. (a) (b)	51,916	152,114
Contango Oil & Gas Co. (a)	12,282	144,805

MSF-208

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Delek U.S. Holdings, Inc.	28,305	$431,368
DHT Holdings, Inc.	44,160	254,362
Dorian LPG, Ltd. (a) (b)	12,155	114,257
Frontline, Ltd. (b)	23,195	194,142
GasLog, Ltd. (b)	20,748	202,086
Green Plains, Inc. (b)	24,109	384,780
Matador Resources Co. (a) (b)	38,313	726,414
Nordic American Tankers, Ltd. (b)	41,561	585,594
Northern Oil and Gas, Inc. (a) (b)	32,713	130,525
Oasis Petroleum, Inc. (a) (b)	93,988	684,233
Panhandle Oil and Gas, Inc. - Class A (b)	10,459	181,045
Par Pacific holdings, Inc. (a) (b)	9,479	177,826
Parsley Energy, Inc. - Class A (a) (b)	48,694	1,100,484
PDC Energy, Inc. (a) (b)	22,630	1,345,354
Renewable Energy Group, Inc. (a) (b)	22,727	214,543
REX American Resources Corp. (a)	2,989	165,800
RSP Permian, Inc. (a) (b)	33,024	959,017
Sanchez Energy Corp. (a)	30,771	168,933
Scorpio Tankers, Inc.	83,337	485,855
SemGroup Corp. - Class A	24,154	541,050
Ship Finance International, Ltd. (b)	28,428	394,865
Synergy Resources Corp. (a) (b)	61,451	477,474
Teekay Tankers, Ltd. - Class A (b)	53,596	196,697
Western Refining, Inc.	34,157	993,627

		13,182,600

Paper & Forest Products—0.5%
Boise Cascade Co. (a)	18,411	381,476
Clearwater Paper Corp. (a)	9,289	450,609
Deltic Timber Corp. (b)	5,314	319,637
KapStone Paper and Packaging Corp.	39,372	545,302
Louisiana-Pacific Corp. (a) (b)	67,208	1,150,601
Neenah Paper, Inc.	7,745	493,047
PH Glatfelter Co.	21,278	441,093
Schweitzer-Mauduit International, Inc.	14,898	468,989

		4,250,754

Personal Products—0.2%
Elizabeth Arden, Inc. (a)	13,967	114,390
Inter Parfums, Inc.	8,191	253,102
Medifast, Inc.	5,660	170,875
Natural Health Trends Corp. (b)	4,063	134,688
Nutraceutical International Corp. (a)	4,388	106,848
Revlon, Inc. - Class A (a) (b)	6,172	224,723
USANA Health Sciences, Inc. (a)	2,803	340,340

		1,344,966

Pharmaceuticals—1.5%
Aerie Pharmaceuticals, Inc. (a) (b)	9,996	121,551
Amphastar Pharmaceuticals, Inc. (a) (b)	15,186	182,232
ANI Pharmaceuticals, Inc. (a) (b)	5,790	194,891
Aralez Pharmaceuticals, Inc. (a) (b)	28,614	101,580
Catalent, Inc. (a)	42,051	1,121,500
Cempra, Inc. (a) (b)	17,559	307,634
Corcept Therapeutics, Inc. (a) (b)	27,975	130,923

Pharmaceuticals—(Continued)
Depomed, Inc. (a) (b)	31,379	437,109
Dermira, Inc. (a) (b)	9,122	188,643
Impax Laboratories, Inc. (a) (b)	34,206	1,095,276
Innoviva, Inc. (b)	40,393	508,548
Intersect ENT, Inc. (a) (b)	11,434	217,246
Intra-Cellular Therapies, Inc. (a) (b)	12,522	348,112
Lannett Co., Inc. (a) (b)	12,710	227,890
Medicines Co. (The) (a)	32,038	1,017,847
Nektar Therapeutics (a) (b)	62,084	853,655
Omeros Corp. (a) (b)	18,771	287,947
Pacira Pharmaceuticals, Inc. (a) (b)	17,459	924,978
Paratek Pharmaceuticals, Inc. (a) (b)	5,993	90,914
Phibro Animal Health Corp. - Class A (b)	9,993	270,211
Prestige Brands Holdings, Inc. (a)	25,686	1,371,375
Relypsa, Inc. (a) (b)	15,309	207,437
Revance Therapeutics, Inc. (a) (b)	8,949	156,250
Sagent Pharmaceuticals, Inc. (a) (b)	11,006	133,943
Sciclone Pharmaceuticals, Inc. (a) (b)	27,839	306,229
Sucampo Pharmaceuticals, Inc. - Class A (a)	12,005	131,215
Supernus Pharmaceuticals, Inc. (a)	22,265	339,541
Teligent, Inc. (a) (b)	28,000	137,200
TherapeuticsMD, Inc. (a) (b)	70,014	448,090
Theravance Biopharma, Inc. (a) (b)	16,997	319,544
XenoPort, Inc. (a) (b)	30,042	135,489
Zogenix, Inc. (a)	12,033	111,185

		12,426,185

Professional Services—1.3%
Acacia Research Corp.	26,966	102,201
Advisory Board Co. (The) (a)	20,097	648,128
Barrett Business Services, Inc. (b)	3,858	110,917
CBIZ, Inc. (a) (b)	24,387	246,065
CEB, Inc.	16,925	1,095,555
CRA International, Inc. (a)	4,868	95,608
Exponent, Inc.	12,398	632,422
Franklin Covey Co. (a)	5,394	94,880
FTI Consulting, Inc. (a)	19,255	683,745
GP Strategies Corp. (a)	5,793	158,728
Heidrick & Struggles International, Inc.	9,634	228,326
Huron Consulting Group, Inc. (a)	10,356	602,616
ICF International, Inc. (a)	10,002	343,769
Insperity, Inc.	9,107	471,105
Kelly Services, Inc. - Class A (b)	14,944	285,729
Kforce, Inc.	12,692	248,509
Korn/Ferry International	23,409	662,241
Mistras Group, Inc. (a)	8,222	203,659
Navigant Consulting, Inc. (a)	21,686	342,856
On Assignment, Inc. (a)	24,181	892,762
Resources Connection, Inc.	17,930	278,991
RPX Corp. (a)	26,264	295,733
TriNet Group, Inc. (a) (b)	19,326	277,328
TrueBlue, Inc. (a)	19,573	511,834
WageWorks, Inc. (a) (b)	17,251	873,073

		10,386,780

MSF-209

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—9.3%
Acadia Realty Trust	34,195	$1,201,270
AG Mortgage Investment Trust, Inc. (b)	14,345	187,489
Agree Realty Corp.	11,237	432,287
Alexander’s, Inc. (b)	1,029	391,586
Altisource Residential Corp. (b)	26,537	318,444
American Assets Trust, Inc.	17,413	695,127
American Capital Mortgage Investment Corp. (b)	23,775	349,017
Anworth Mortgage Asset Corp.	49,995	232,977
Apollo Commercial Real Estate Finance, Inc. (b)	28,760	468,788
Apollo Residential Mortgage, Inc.	16,439	220,611
Ares Commercial Real Estate Corp. (b)	11,438	125,246
Armada Hoffler Properties, Inc. (b)	12,863	144,709
ARMOUR Residential REIT, Inc. (b)	16,682	359,163
Ashford Hospitality Prime, Inc. (b)	14,521	169,460
Ashford Hospitality Trust, Inc.	39,201	250,102
Bluerock Residential Growth REIT, Inc. (b)	9,427	102,566
Capstead Mortgage Corp. (b)	44,863	443,695
CareTrust REIT, Inc.	22,728	288,646
CatchMark Timber Trust, Inc. - Class A (b)	19,002	205,792
Cedar Realty Trust, Inc. (b)	37,954	274,407
Chatham Lodging Trust	18,798	402,841
Chesapeake Lodging Trust (b)	28,075	742,865
Colony Capital, Inc. - Class A (b)	52,491	880,274
Colony Starwood Homes	17,678	437,531
CorEnergy Infrastructure Trust, Inc.	5,980	120,258
CoreSite Realty Corp. (b)	12,320	862,523
Cousins Properties, Inc. (b)	107,365	1,114,449
CubeSmart	83,362	2,775,955
CyrusOne, Inc.	34,770	1,587,250
CYS Investments, Inc. (b)	74,681	607,903
DCT Industrial Trust, Inc.	41,684	1,645,267
DiamondRock Hospitality Co.	101,168	1,023,820
DuPont Fabros Technology, Inc.	29,695	1,203,538
Dynex Capital, Inc. (b)	26,422	175,706
Easterly Government Properties, Inc. (b)	5,391	99,841
EastGroup Properties, Inc.	15,137	913,821
Education Realty Trust, Inc.	29,734	1,236,934
EPR Properties (b)	26,830	1,787,415
Equity One, Inc.	37,601	1,077,645
FelCor Lodging Trust, Inc.	66,829	542,651
First Industrial Realty Trust, Inc. (b)	54,568	1,240,876
First Potomac Realty Trust (b)	27,829	252,131
Franklin Street Properties Corp.	42,121	446,904
Geo Group, Inc. (The)	35,110	1,217,264
Getty Realty Corp. (b)	13,449	266,694
Gladstone Commercial Corp. (b)	10,038	164,422
Government Properties Income Trust (b)	33,503	598,029
Gramercy Property Trust (b)	196,862	1,663,484
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	20,919	402,063
Hatteras Financial Corp.	45,676	653,167
Healthcare Realty Trust, Inc.	46,860	1,447,505
Hersha Hospitality Trust (b)	21,188	452,152
Highwoods Properties, Inc.	44,096	2,108,230
Hudson Pacific Properties, Inc.	35,234	1,018,967
Independence Realty Trust, Inc. (b)	15,452	110,018
InfraREIT, Inc.	10,732	182,981

Real Estate Investment Trusts—(Continued)
Invesco Mortgage Capital, Inc. (b)	58,562	713,285
Investors Real Estate Trust	56,725	411,824
iStar, Inc. (a) (b)	40,007	386,468
Kite Realty Group Trust	38,856	1,076,700
Ladder Capital Corp. (b)	20,669	257,329
LaSalle Hotel Properties (b)	53,022	1,341,987
Lexington Realty Trust (b)	95,516	821,438
LTC Properties, Inc.	17,896	809,615
Mack-Cali Realty Corp. (b)	41,318	970,973
Medical Properties Trust, Inc. (b)	114,839	1,490,610
Monmouth Real Estate Investment Corp. - Class A	28,144	334,632
Monogram Residential Trust, Inc.	77,219	761,379
National Health Investors, Inc. (b)	17,654	1,174,344
National Storage Affiliates Trust (b)	10,849	229,999
New Residential Investment Corp.	113,306	1,317,749
New Senior Investment Group, Inc. (b)	40,485	416,996
New York Mortgage Trust, Inc. (b)	51,471	243,973
New York REIT, Inc. (b)	75,580	763,358
NexPoint Residential Trust, Inc.	9,072	118,752
One Liberty Properties, Inc.	6,290	140,959
Orchid Island Capital, Inc. (b)	11,326	117,451
Parkway Properties, Inc.	38,318	600,060
Pebblebrook Hotel Trust (b)	33,791	982,304
Pennsylvania Real Estate Investment Trust	32,570	711,655
PennyMac Mortgage Investment Trust (b)	35,722	487,248
Physicians Realty Trust	51,728	961,106
Potlatch Corp.	19,692	620,298
Preferred Apartment Communities, Inc. - Class A (b)	11,149	141,369
PS Business Parks, Inc.	9,046	909,213
QTS Realty Trust, Inc. - Class A	13,062	618,878
RAIT Financial Trust (b)	39,654	124,514
Ramco-Gershenson Properties Trust (b)	37,976	684,707
Redwood Trust, Inc.	39,826	520,924
Resource Capital Corp. (b)	16,059	180,664
Retail Opportunity Investments Corp. (b)	46,826	942,139
Rexford Industrial Realty, Inc.	25,670	466,167
RLJ Lodging Trust	62,037	1,419,407
Rouse Properties, Inc.	18,643	342,658
Ryman Hospitality Properties, Inc.	20,440	1,052,251
Sabra Health Care REIT, Inc. (b)	33,240	667,792
Saul Centers, Inc.	4,228	224,169
Select Income REIT (b)	29,295	675,250
Silver Bay Realty Trust Corp. (b)	16,953	251,752
Sovran Self Storage, Inc.	18,674	2,202,598
STAG Industrial, Inc.	30,449	619,942
STORE Capital Corp. (b)	21,415	554,220
Summit Hotel Properties, Inc.	40,984	490,578
Sun Communities, Inc.	23,753	1,700,952
Sunstone Hotel Investors, Inc.	101,014	1,414,196
Terreno Realty Corp. (b)	20,992	492,262
UMH Properties, Inc. (b)	11,462	113,703
United Development Funding IV (b) (c) (e)	14,302	45,766
Universal Health Realty Income Trust (b)	6,109	343,631
Urban Edge Properties	41,316	1,067,605
Urstadt Biddle Properties, Inc. - Class A	13,207	276,687
Washington Real Estate Investment Trust (b)	32,300	943,483

MSF-210

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Western Asset Mortgage Capital Corp. (b)	20,929	$210,336
Whitestone REIT (b)	16,717	210,133
Xenia Hotels & Resorts, Inc. (b)	53,296	832,484

		77,327,678

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (b)	22,995	843,457
Altisource Portfolio Solutions S.A. (a) (b)	6,754	163,109
Consolidated-Tomoka Land Co. (b)	2,461	113,551
Forestar Group, Inc. (a) (b)	17,933	233,846
FRP Holdings, Inc. (a) (b)	3,389	120,648
Kennedy-Wilson Holdings, Inc. (b)	43,109	944,087
Marcus & Millichap, Inc. (a)	6,463	164,096
RE/MAX Holdings, Inc. - Class A	7,034	241,266
St. Joe Co. (The) (a) (b)	25,487	437,102
Tejon Ranch Co. (a) (b)	7,566	155,633

		3,416,795

Road & Rail—0.5%
ArcBest Corp.	12,815	276,676
Celadon Group, Inc.	13,029	136,544
Covenant Transportation Group, Inc. - Class A (a)	5,776	139,721
Heartland Express, Inc. (b)	22,410	415,706
Knight Transportation, Inc. (b)	29,563	773,073
Marten Transport, Ltd.	11,626	217,639
Roadrunner Transportation Systems, Inc. (a)	13,855	172,633
Saia, Inc. (a) (b)	11,835	333,155
Swift Transportation Co. (a) (b)	41,359	770,518
Werner Enterprises, Inc. (b)	22,043	598,688
YRC Worldwide, Inc. (a) (b)	14,785	137,796

		3,972,149

Semiconductors & Semiconductor Equipment—3.1%
Advanced Energy Industries, Inc. (a)	19,555	680,319
Advanced Micro Devices, Inc. (a) (b)	296,073	843,808
Alpha & Omega Semiconductor, Ltd. (a)	10,203	120,906
Ambarella, Inc. (a) (b)	15,830	707,601
Amkor Technology, Inc. (a) (b)	56,069	330,246
Applied Micro Circuits Corp. (a) (b)	37,494	242,211
Axcelis Technologies, Inc. (a)	55,739	156,069
Brooks Automation, Inc.	32,611	339,154
Cabot Microelectronics Corp.	11,541	472,142
Cascade Microtech, Inc. (a) (b)	6,920	142,690
Cavium, Inc. (a) (b)	25,863	1,581,781
Ceva, Inc. (a)	9,018	202,905
Cirrus Logic, Inc. (a)	30,584	1,113,563
Cohu, Inc.	11,848	140,754
Diodes, Inc. (a)	18,315	368,132
DSP Group, Inc. (a)	11,248	102,582
Entegris, Inc. (a)	70,382	958,603
Exar Corp. (a) (b) (d)	20,123	115,707
Fairchild Semiconductor International, Inc. (a)	56,225	1,124,500
FormFactor, Inc. (a) (d)	27,182	197,613
Inphi Corp. (a) (b)	17,959	598,753
Integrated Device Technology, Inc. (a)	64,575	1,319,913

Semiconductors & Semiconductor Equipment—(Continued)
Intersil Corp. - Class A	61,321	819,862
IXYS Corp.	13,771	154,511
Lattice Semiconductor Corp. (a) (b)	55,774	316,796
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	10,997	481,559
Mattson Technology, Inc. (a)	38,422	140,240
MaxLinear, Inc. - Class A (a)	26,699	493,932
Microsemi Corp. (a) (b)	51,706	1,980,857
MKS Instruments, Inc.	24,685	929,390
Monolithic Power Systems, Inc.	18,931	1,204,769
Nanometrics, Inc. (a)	12,771	202,293
NeoPhotonics Corp. (a)	14,422	202,485
NVE Corp. (b)	2,605	147,261
PDF Solutions, Inc. (a)	13,631	182,383
Photronics, Inc. (a)	30,362	316,068
Power Integrations, Inc.	13,771	683,868
Rambus, Inc. (a) (b)	56,543	777,466
Rudolph Technologies, Inc. (a)	18,288	249,814
Semtech Corp. (a)	33,156	729,100
Sigma Designs, Inc. (a)	16,965	115,362
Silicon Laboratories, Inc. (a)	21,557	969,203
Synaptics, Inc. (a) (b)	17,366	1,384,765
Tessera Technologies, Inc.	24,436	757,516
Ultratech, Inc. (a)	13,618	297,417
Veeco Instruments, Inc. (a) (b)	20,425	397,879
Xcerra Corp. (a)	26,473	172,604

		25,967,352

Software—4.2%
A10 Networks, Inc. (a) (b)	17,081	101,120
ACI Worldwide, Inc. (a)	58,316	1,212,390
American Software, Inc. - Class A (b)	12,761	114,849
Aspen Technology, Inc. (a) (b) (d)	41,625	1,503,911
AVG Technologies NV (a)	19,150	397,363
Blackbaud, Inc.	22,367	1,406,661
Bottomline Technologies de, Inc. (a) (b)	19,170	584,493
BroadSoft, Inc. (a)	14,701	593,185
Callidus Software, Inc. (a)	28,634	477,615
CommVault Systems, Inc. (a)	21,011	907,045
Digimarc Corp. (a) (b)	3,943	119,473
Ebix, Inc. (b)	12,915	526,803
Ellie Mae, Inc. (a) (b)	14,041	1,272,676
EnerNOC, Inc. (a)	18,750	140,250
EPIQ Systems, Inc.	15,846	238,007
Fair Isaac Corp.	15,124	1,604,505
FleetMatics Group plc (a) (b)	18,434	750,448
Gigamon, Inc. (a) (b)	12,234	379,499
Globant S.A. (a) (b)	7,299	225,247
Glu Mobile, Inc. (a) (b)	56,662	159,787
Guidewire Software, Inc. (a) (b)	32,997	1,797,677
HubSpot, Inc. (a)	8,823	384,859
Imperva, Inc. (a) (b)	12,766	644,683
Infoblox, Inc. (a) (b)	27,141	464,111
Interactive Intelligence Group, Inc. (a) (b)	7,901	287,754
Manhattan Associates, Inc. (a)	35,319	2,008,592
Mentor Graphics Corp.	47,412	963,886

MSF-211

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
MicroStrategy, Inc. - Class A (a)	4,589	$824,735
MobileIron, Inc. (a)	21,948	99,205
Model N, Inc. (a) (b)	10,589	114,044
Monotype Imaging Holdings, Inc.	18,592	444,721
Paycom Software, Inc. (a) (b)	14,749	525,064
Paylocity Holding Corp. (a) (b)	7,401	242,309
Pegasystems, Inc.	16,572	420,597
Progress Software Corp. (a)	23,712	571,933
Proofpoint, Inc. (a) (b)	18,606	1,000,631
PROS Holdings, Inc. (a) (b)	10,832	127,709
QAD, Inc. - Class A	5,009	106,441
Qlik Technologies, Inc. (a)	42,908	1,240,899
Qualys, Inc. (a)	11,629	294,330
RealPage, Inc. (a) (b)	27,401	571,037
RingCentral, Inc. - Class A (a) (b)	25,092	395,199
Rovi Corp. (a) (b)	41,187	844,745
Rubicon Project, Inc. (The) (a) (b)	12,316	225,137
Sapiens International Corp. NV (b)	11,949	143,149
SeaChange International, Inc. (a) (b)	15,237	84,108
Silver Spring Networks, Inc. (a) (b)	17,691	260,942
Synchronoss Technologies, Inc. (a) (b)	19,823	641,076
Take-Two Interactive Software, Inc. (a) (b)	39,881	1,502,317
Tangoe, Inc. (a) (b)	19,395	153,027
Textura Corp. (a) (b)	9,452	176,091
TiVo, Inc. (a)	45,871	436,233
TubeMogul, Inc. (a) (b)	8,244	106,677
Tyler Technologies, Inc. (a)	15,806	2,032,810
VASCO Data Security International, Inc. (a) (b)	15,031	231,477
Verint Systems, Inc. (a)	28,969	966,985
VirnetX Holding Corp. (a) (b)	24,130	110,757
Xura, Inc. (a)	11,872	233,522
Zendesk, Inc. (a) (b)	27,268	570,719
Zix Corp. (a) (b)	28,558	112,233

		35,077,748

Specialty Retail—2.9%
Abercrombie & Fitch Co. - Class A (b)	32,535	1,026,154
America’s Car-Mart, Inc. (a) (b)	3,580	89,500
American Eagle Outfitters, Inc. (b)	86,284	1,438,354
Asbury Automotive Group, Inc. (a)	12,479	746,743
Ascena Retail Group, Inc. (a)	79,891	883,594
Barnes & Noble Education, Inc. (a) (b)	15,057	147,559
Barnes & Noble, Inc. (b)	23,825	294,477
Big 5 Sporting Goods Corp.	9,824	109,145
Buckle, Inc. (The) (b)	14,188	480,548
Burlington Stores, Inc. (a)	35,885	2,018,172
Caleres, Inc.	20,189	571,147
Cato Corp. (The) - Class A	13,930	537,002
Chico’s FAS, Inc.	66,717	885,335
Children’s Place, Inc. (The)	9,932	829,024
Citi Trends, Inc.	8,551	152,464
Conn’s, Inc. (a) (b)	13,796	171,898
Destination XL Group, Inc. (a)	19,496	100,794
Express, Inc. (a)	42,922	918,960
Finish Line, Inc. (The) - Class A (b)	24,910	525,601
Five Below, Inc. (a) (b)	25,874	1,069,631

Specialty Retail—(Continued)
Francesca’s Holdings Corp. (a)	22,196	425,275
Genesco, Inc. (a) (b)	10,535	761,154
Group 1 Automotive, Inc. (b)	10,876	638,312
Guess?, Inc. (b)	30,485	572,203
Haverty Furniture Cos., Inc.	10,391	219,874
Hibbett Sports, Inc. (a) (b)	12,576	451,478
Kirkland’s, Inc.	9,307	162,966
Lithia Motors, Inc. - Class A (b)	10,761	939,758
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	181,791
MarineMax, Inc. (a)	12,696	247,191
Mattress Firm Holding Corp. (a) (b)	9,630	408,216
Monro Muffler Brake, Inc. (b)	15,070	1,077,053
Outerwall, Inc. (b)	8,102	299,693
Party City Holdco, Inc. (a)	13,656	205,386
Pier 1 Imports, Inc. (b)	47,023	329,631
Rent-A-Center, Inc. (b)	29,515	467,813
Restoration Hardware Holdings, Inc. (a) (b)	15,345	642,956
Select Comfort Corp. (a) (b)	24,198	469,199
Shoe Carnival, Inc.	8,227	221,800
Sonic Automotive, Inc. - Class A (b)	14,688	271,434
Sportsman’s Warehouse Holdings, Inc. (a)	9,266	116,752
Stage Stores, Inc. (b)	16,362	131,878
Stein Mart, Inc.	15,504	113,644
Tailored Brands, Inc.	22,434	401,569
Tile Shop Holdings, Inc. (a) (b)	14,624	218,044
Vitamin Shoppe, Inc. (a) (b)	12,621	390,746
Winmark Corp. (b)	1,140	111,697
Zumiez, Inc. (a) (b)	10,452	208,204

		23,681,819

Technology Hardware, Storage & Peripherals—0.6%
Avid Technology, Inc. (a) (b)	17,870	120,801
Cray, Inc. (a)	19,290	808,444
Diebold, Inc. (b)	30,087	869,815
Eastman Kodak Co. (a)	9,487	102,934
Electronics for Imaging, Inc. (a)	22,186	940,465
Immersion Corp. (a)	16,446	135,844
Nimble Storage, Inc. (a) (b)	23,597	185,000
Pure Storage, Inc. - Class A (a) (b)	13,297	182,036
Silicon Graphics International Corp. (a) (b)	18,467	131,485
Stratasys, Ltd. (a)	23,667	613,449
Super Micro Computer, Inc. (a)	17,788	606,215

		4,696,488

Textiles, Apparel & Luxury Goods—0.9%
Columbia Sportswear Co. (b)	14,793	888,911
Crocs, Inc. (a) (b) (d)	36,244	348,667
Culp, Inc.	4,697	123,155
Deckers Outdoor Corp. (a) (b)	16,464	986,358
G-III Apparel Group, Ltd. (a)	18,754	916,883
Iconix Brand Group, Inc. (a) (b)	23,416	188,499
Movado Group, Inc.	7,984	219,800
Oxford Industries, Inc.	7,657	514,780
Perry Ellis International, Inc. (a)	7,318	134,724
Sequential Brands Group, Inc. (a)	17,180	109,780
Steven Madden, Ltd. (a)	26,195	970,263

MSF-212

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Tumi Holdings, Inc. (a)	26,950	$722,799
Unifi, Inc. (a)	7,892	180,806
Vera Bradley, Inc. (a)	10,263	208,750
Wolverine World Wide, Inc.	49,486	911,532

		7,425,707

Thrifts & Mortgage Finance—1.9%
Anchor BanCorp. Wisconsin, Inc. (a)	3,695	166,497
Astoria Financial Corp.	42,231	668,939
Bank Mutual Corp. (b)	22,673	171,635
BankFinancial Corp. (b)	9,195	108,685
Beneficial Bancorp, Inc. (a)	38,821	531,459
BofI Holding, Inc. (a) (b)	28,164	601,020
BSB Bancorp, Inc. (a) (b)	4,035	90,666
Capitol Federal Financial, Inc. (b)	66,206	877,892
Charter Financial Corp. (b)	8,185	110,497
Clifton Bancorp, Inc.	13,646	206,328
Dime Community Bancshares, Inc.	15,501	273,128
Essent Group, Ltd. (a)	25,938	539,510
EverBank Financial Corp.	44,827	676,439
Federal Agricultural Mortgage Corp. - Class C	5,480	206,760
First Defiance Financial Corp.	5,038	193,510
Flagstar Bancorp, Inc. (a)	9,133	195,994
Fox Chase Bancorp, Inc.	5,775	111,573
HomeStreet, Inc. (a)	10,511	218,734
Kearny Financial Corp. (b)	43,899	542,153
LendingTree, Inc. (a) (b)	2,772	271,046
Meridian Bancorp, Inc.	26,006	362,003
Meta Financial Group, Inc.	3,308	150,845
MGIC Investment Corp. (a) (b)	167,352	1,283,590
Nationstar Mortgage Holdings, Inc. (a) (b)	18,633	184,467
NMI Holdings, Inc. - Class A (a)	20,655	104,308
Northfield Bancorp, Inc. (b)	25,455	418,480
Northwest Bancshares, Inc.	47,880	646,859
OceanFirst Financial Corp. (b)	6,649	117,554
Ocwen Financial Corp. (a)	50,367	124,406
Oritani Financial Corp.	22,475	381,401
PHH Corp. (a) (b)	24,884	312,045
Provident Financial Services, Inc.	33,611	678,606
Radian Group, Inc.	89,915	1,114,946
Territorial Bancorp, Inc.	4,282	111,589
TrustCo Bank Corp.	45,137	273,530
United Community Financial Corp. (b)	24,319	142,753
United Financial Bancorp, Inc.	27,799	349,989
Walker & Dunlop, Inc. (a)	12,545	304,467
Walter Investment Management Corp. (a) (b)	19,069	145,687
Washington Federal, Inc. (b)	47,267	1,070,598
Waterstone Financial, Inc.	16,341	223,545
WSFS Financial Corp.	14,223	462,532

		15,726,665

Tobacco—0.2%
Universal Corp. (b)	10,350	587,984
Vector Group, Ltd. (b)	42,779	977,072

		1,565,056

Trading Companies & Distributors—0.7%
Aircastle, Ltd. (b)	31,994	711,547
Applied Industrial Technologies, Inc.	20,301	881,063
Beacon Roofing Supply, Inc. (a)	23,455	961,890
BMC Stock Holdings, Inc. (a)	18,212	302,683
DXP Enterprises, Inc. (a) (b)	6,409	112,542
H&E Equipment Services, Inc.	15,412	270,172
Kaman Corp. (b)	13,043	556,806
MRC Global, Inc. (a)	47,898	629,380
Rush Enterprises, Inc. - Class A (a)	16,786	306,177
TAL International Group, Inc. (a) (b)	16,976	262,109
Textainer Group Holdings, Ltd. (b)	10,746	159,471
Titan Machinery, Inc. (a)	9,106	105,265
Univar, Inc. (a)	18,030	309,755
Veritiv Corp. (a) (b)	3,938	146,730

		5,715,590

Transportation Infrastructure—0.1%
Wesco Aircraft Holdings, Inc. (a) (b)	29,211	420,346

Water Utilities—0.3%
American States Water Co. (b)	19,053	749,926
Artesian Resources Corp. - Class A (b)	3,766	105,297
California Water Service Group (b)	22,665	605,609
Connecticut Water Service, Inc.	6,707	302,486
Middlesex Water Co. (b)	7,497	231,283
SJW Corp.	7,394	268,772
York Water Co. (The) (b)	6,695	204,331

		2,467,704

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,390	134,251
Shenandoah Telecommunications Co.	22,906	612,735
Spok Holdings, Inc.	11,723	205,270

		952,256

Total Common Stocks (Cost $619,404,836)		772,175,452

Mutual Fund—3.9%

Investment Company Security—3.9%
iShares Russell 2000 Index Fund (b) (Cost $31,137,765)	290,800	32,168,296

Rights—0.0%

Machinery—0.0%
Gerber Scientific, Inc. (a) (b) (c)	14,024	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc., Expires 03/13/17 (a) (c) (e)	27,485	69,262

Total Rights (Cost $69,262)		69,262

MSF-213

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Warrant—0.0%

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/16 (a) (b) (c) (Cost $0)	8,794	$0

Short-Term Investments—29.4%

Discount Notes—1.9%
Fannie Mae 0.297%, 05/11/16 (f)	975,000	974,675
0.395%, 06/29/16 (f)	575,000	574,440
0.402%, 07/19/16 (f)	3,350,000	3,345,943
Federal Home Loan Bank 0.392%, 04/29/16 (f)	775,000	774,759
0.402%, 07/12/16 (f)	2,600,000	2,597,053
0.413%, 07/27/16 (f)	125,000	124,833
0.464%, 08/17/16 (f)	2,025,000	2,021,429
0.484%, 07/22/16 (f)	5,050,000	5,042,448
Freddie Mac 0.353%, 06/09/16 (f)	850,000	849,425

		16,305,005

Mutual Fund—26.8%
State Street Navigator Securities Lending MET Portfolio (g)	221,688,458	221,688,458

U.S. Treasury—0.7%
U.S. Treasury Bills 0.222%, 04/21/16 (f)	5,275,000	5,274,326
0.292%, 06/02/16 (f)	425,000	424,786

		5,699,112

Total Short-Term Investments (Cost $243,692,575)		243,692,575

Total Investments—126.6% (Cost $894,304,438) (h)		1,048,105,585
Other assets and liabilities (net)—(26.6)%		(220,455,166)

Net Assets—100.0%		$827,650,419

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $229,508,193 and the collateral received consisted of cash in the amount of $221,688,458 and non-cash collateral with a value of $14,253,121. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Illiquid security. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2016, the market value of securities pledged was $2,717,109.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(h)	As of March 31, 2016, the aggregate cost of investments was $894,304,438. The aggregate unrealized appreciation and depreciation of investments were $226,174,883 and $(72,373,736), respectively, resulting in net unrealized appreciation of $153,801,147.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	06/17/16	197	USD	21,050,811	$808,309

(USD)—	United States Dollar

MSF-214

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,891,636	$—	$—	$10,891,636
Air Freight & Logistics	3,914,877	—	—	3,914,877
Airlines	3,273,405	—	—	3,273,405
Auto Components	8,959,119	—	—	8,959,119
Automobiles	275,170	—	—	275,170
Banks	70,721,654	—	—	70,721,654
Beverages	1,556,550	—	—	1,556,550
Biotechnology	33,065,618	—	—	33,065,618
Building Products	8,001,444	—	—	8,001,444
Capital Markets	9,487,408	—	—	9,487,408
Chemicals	14,299,746	—	—	14,299,746
Commercial Services & Supplies	17,890,678	—	—	17,890,678
Communications Equipment	12,707,240	—	—	12,707,240
Construction & Engineering	6,306,335	—	—	6,306,335
Construction Materials	1,461,154	—	—	1,461,154
Consumer Finance	3,272,308	—	—	3,272,308
Containers & Packaging	3,008,801	—	—	3,008,801
Distributors	2,752,611	—	—	2,752,611
Diversified Consumer Services	7,748,736	—	—	7,748,736
Diversified Financial Services	2,900,919	—	—	2,900,919
Diversified Telecommunication Services	5,884,049	—	—	5,884,049
Electric Utilities	10,601,241	—	—	10,601,241
Electrical Equipment	5,496,122	—	—	5,496,122
Electronic Equipment, Instruments & Components	23,788,907	—	—	23,788,907
Energy Equipment & Services	6,989,203	—	—	6,989,203
Food & Staples Retailing	7,242,629	—	—	7,242,629
Food Products	14,593,044	—	—	14,593,044
Gas Utilities	11,819,191	—	—	11,819,191
Health Care Equipment & Supplies	30,268,548	—	—	30,268,548
Health Care Providers & Services	21,574,468	—	—	21,574,468
Health Care Technology	3,470,895	—	—	3,470,895
Hotels, Restaurants & Leisure	26,918,599	—	—	26,918,599
Household Durables	10,335,114	—	—	10,335,114
Household Products	1,790,840	—	—	1,790,840
Independent Power and Renewable Electricity Producers	3,669,507	—	—	3,669,507
Industrial Conglomerates	298,901	—	—	298,901

MSF-215

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$18,697,788	$—	$—	$18,697,788
Internet & Catalog Retail	4,080,552	—	—	4,080,552
Internet Software & Services	16,029,695	—	—	16,029,695
IT Services	20,888,300	—	—	20,888,300
Leisure Products	2,180,390	—	—	2,180,390
Life Sciences Tools & Services	5,042,290	—	—	5,042,290
Machinery	22,543,061	—	—	22,543,061
Marine	808,502	—	—	808,502
Media	11,730,107	—	—	11,730,107
Metals & Mining	7,014,803	—	—	7,014,803
Multi-Utilities	4,323,311	—	—	4,323,311
Multiline Retail	1,595,348	—	—	1,595,348
Oil, Gas & Consumable Fuels	13,182,600	—	—	13,182,600
Paper & Forest Products	4,250,754	—	—	4,250,754
Personal Products	1,344,966	—	—	1,344,966
Pharmaceuticals	12,426,185	—	—	12,426,185
Professional Services	10,386,780	—	—	10,386,780
Real Estate Investment Trusts	77,281,912	—	45,766	77,327,678
Real Estate Management & Development	3,416,795	—	—	3,416,795
Road & Rail	3,972,149	—	—	3,972,149
Semiconductors & Semiconductor Equipment	25,967,352	—	—	25,967,352
Software	35,077,748	—	—	35,077,748
Specialty Retail	23,681,819	—	—	23,681,819
Technology Hardware, Storage & Peripherals	4,696,488	—	—	4,696,488
Textiles, Apparel & Luxury Goods	7,425,707	—	—	7,425,707
Thrifts & Mortgage Finance	15,726,665	—	—	15,726,665
Tobacco	1,565,056	—	—	1,565,056
Trading Companies & Distributors	5,715,590	—	—	5,715,590
Transportation Infrastructure	420,346	—	—	420,346
Water Utilities	2,467,704	—	—	2,467,704
Wireless Telecommunication Services	952,256	—	—	952,256
Total Common Stocks	772,129,686	—	45,766	772,175,452
Total Mutual Fund*	32,168,296	—	—	32,168,296
Total Rights*	—	—	69,262	69,262
Total Warrant*	0	—	—	0
Short-Term Investments
Discount Notes	—	16,305,005	—	16,305,005
Mutual Fund	221,688,458	—	—	221,688,458
U.S. Treasury	—	5,699,112	—	5,699,112
Total Short-Term Investments	221,688,458	22,004,117	—	243,692,575
Total Investments	$1,025,986,440	$22,004,117	$115,028	$1,048,105,585

Collateral for Securities Loaned (Liability)	$—	$(221,688,458)	$—	$(221,688,458)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$808,309	$—	$—	$808,309

*	See Schedule of Investments for additional detailed categorizations.

MSF-216

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain/(Loss)	Change in Unrealized Depreciation	Transfer Into Level 3	Balance as of March 31, 2016	Change in Unrealized Depreciation from Investments Still Held at March 31, 2016
Common Stock
Real Estate Investment Trusts	$—	$—	$(111,556)	$157,322	$45,766	$(111,556)
Rights
Machinery	0	—	0	—	0	0
Wireless Telecommunication Services	69,262	—	0	—	69,262	0

Total	$69,262	$—	$(111,556)	$157,322	$115,028	$(111,556)

Common Stock in the amount of $157,322 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-217

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Boeing Co. (The) (a)	250,700	$31,823,858

Air Freight & Logistics—0.6%
FedEx Corp.	77,100	12,545,712

Airlines—2.9%
American Airlines Group, Inc.	1,054,700	43,253,247
United Continental Holdings, Inc. (b)	361,300	21,627,418

		64,880,665

Auto Components—1.2%
BorgWarner, Inc. (a)	349,000	13,401,600
Delphi Automotive plc	165,100	12,385,802

		25,787,402

Automobiles—1.6%
Ferrari NV (a) (b)	246,820	10,292,394
Tesla Motors, Inc. (a) (b)	108,450	24,918,556

		35,210,950

Biotechnology—6.3%
Alexion Pharmaceuticals, Inc. (b)	263,040	36,620,429
Biogen, Inc. (b)	57,090	14,861,669
BioMarin Pharmaceutical, Inc. (b)	92,200	7,604,656
Celgene Corp. (b)	218,734	21,893,086
Gilead Sciences, Inc.	211,000	19,382,460
Incyte Corp. (a) (b)	122,900	8,906,563
Regeneron Pharmaceuticals, Inc. (b)	31,950	11,516,058
Vertex Pharmaceuticals, Inc. (b)	228,400	18,155,516

		138,940,437

Capital Markets—2.4%
BlackRock, Inc.	15,200	5,176,664
Morgan Stanley	837,000	20,933,370
State Street Corp.	226,600	13,260,632
TD Ameritrade Holding Corp.	426,100	13,434,933

		52,805,599

Chemicals—0.7%
Ashland, Inc.	133,600	14,690,656

Communications Equipment—0.7%
Palo Alto Networks, Inc. (a) (b)	99,200	16,183,488

Construction Materials—0.4%
Martin Marietta Materials, Inc. (a)	52,100	8,310,471

Diversified Financial Services—1.1%
Intercontinental Exchange, Inc.	100,708	23,680,479

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	46,900	7,390,502
CVS Health Corp.	165,300	17,146,569
Walgreens Boots Alliance, Inc.	293,400	24,716,016

		49,253,087

Health Care Equipment & Supplies—2.3%
Intuitive Surgical, Inc. (b)	55,600	33,418,380
Stryker Corp.	163,300	17,520,457

		50,938,837

Health Care Providers & Services—6.1%
Aetna, Inc.	150,500	16,908,675
Anthem, Inc.	215,400	29,938,446
Cigna Corp.	132,000	18,115,680
Humana, Inc.	110,613	20,236,648
McKesson Corp.	121,100	19,042,975
UnitedHealth Group, Inc.	242,000	31,193,800

		135,436,224

Hotels, Restaurants & Leisure—4.3%
Hilton Worldwide Holdings, Inc.	554,700	12,491,844
Las Vegas Sands Corp. (a)	247,900	12,811,472
Marriott International, Inc. - Class A (a)	233,200	16,599,176
MGM Resorts International (b)	1,141,720	24,478,477
Royal Caribbean Cruises, Ltd. (a)	146,900	12,067,835
Starbucks Corp.	298,700	17,832,390

		96,281,194

Industrial Conglomerates—3.5%
Danaher Corp.	615,900	58,424,274
Roper Technologies, Inc.	99,440	18,174,649

		76,598,923

Internet & Catalog Retail—11.3%
Amazon.com, Inc. (b)	254,705	151,203,076
Netflix, Inc. (a) (b)	162,700	16,632,821
Priceline Group, Inc. (The) (b)	64,340	82,931,687

		250,767,584

Internet Software & Services—13.8%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	84,756	6,698,267
Alphabet, Inc. - Class A (b)	103,670	79,089,843
Alphabet, Inc. - Class C (b)	92,602	68,983,860
Dropbox, Inc. - Class A (b) (c) (d)	214,763	1,698,775
Facebook, Inc. - Class A (b)	782,000	89,226,200
LinkedIn Corp. - Class A (b)	64,920	7,423,602
Tencent Holdings, Ltd.	1,496,285	30,584,737
VeriSign, Inc. (a) (b)	239,700	21,223,038

		304,928,322

IT Services—6.2%
Fiserv, Inc. (b)	143,200	14,689,456
MasterCard, Inc. - Class A	576,400	54,469,800
PayPal Holdings, Inc. (b)	369,400	14,258,840
Visa, Inc. - Class A (a)	714,220	54,623,546

		138,041,642

Life Sciences Tools & Services—0.3%
Illumina, Inc. (b)	41,200	6,678,932

MSF-218

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.4%
Flowserve Corp. (a)	230,581	$10,240,102
Wabtec Corp. (a)	272,600	21,614,454

		31,854,556

Media—0.6%
Walt Disney Co. (The)	126,546	12,567,283

Pharmaceuticals—4.6%
Allergan plc (b)	233,483	62,580,448
Bristol-Myers Squibb Co.	627,500	40,084,700

		102,665,148

Professional Services—0.2%
IHS, Inc. - Class A (b)	40,600	5,040,896

Real Estate Investment Trusts—2.6%
American Tower Corp.	387,500	39,668,375
Crown Castle International Corp.	201,478	17,427,847

		57,096,222

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d)	7,199	270,999

Road & Rail—0.7%
Canadian Pacific Railway, Ltd.	93,700	12,433,053
Kansas City Southern	33,900	2,896,755

		15,329,808

Semiconductors & Semiconductor Equipment—1.5%
ASML Holding NV (a)	152,500	15,309,475
NXP Semiconductors NV (b)	231,900	18,800,133

		34,109,608

Software—6.2%
Microsoft Corp.	1,223,700	67,584,951
Mobileye NV (a) (b)	531,800	19,830,822
NetSuite, Inc. (a) (b)	147,700	10,115,973
Salesforce.com, Inc. (b)	390,060	28,798,130
ServiceNow, Inc. (a) (b)	196,800	12,040,224

		138,370,100

Specialty Retail—4.0%
AutoZone, Inc. (a) (b)	29,740	23,693,560
CarMax, Inc. (a) (b)	165,900	8,477,490
Lowe’s Cos., Inc.	345,600	26,179,200
Ross Stores, Inc.	201,800	11,684,220
Tractor Supply Co.	216,582	19,592,008

		89,626,478

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.	519,240	56,591,968

Textiles, Apparel & Luxury Goods—1.8%
Hanesbrands, Inc.	668,700	18,950,958

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	354,500	21,791,115

		40,742,073

Tobacco—1.2%
Philip Morris International, Inc.	263,100	25,812,741

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (b)	272,300	10,429,090

Total Common Stocks (Cost $1,715,047,863)		2,154,291,432

Convertible Preferred Stocks—0.9%

Internet Software & Services—0.5%
Airbnb, Inc. - Series D (b) (c) (d)	97,047	7,124,220
Airbnb, Inc. - Series E (b) (c) (d)	9,760	716,482
Living Social, Inc. - Class F (b) (c) (d)	101,591	0
Xiaoju Kuaizhi, Inc. - Series A-17 (b) (c) (d)	91,053	2,784,082

		10,624,784

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (b) (c) (d)	64,744	2,437,223

Software—0.3%
Magic Leap, Inc. - Series C (b) (c) (d)	124,428	2,865,950
UBER Technologies, Inc. - Series G (b) (c) (d)	98,227	4,503,708

		7,369,658

Total Convertible Preferred Stocks (Cost $17,924,251)		20,431,665

Short-Term Investments—10.1%

Mutual Funds—10.1%
State Street Navigator Securities Lending MET Portfolio (e)	175,902,743	175,902,743
T. Rowe Price Government Reserve Investment Fund (f)	47,671,496	47,671,496

Total Short-Term Investments (Cost $223,574,239)		223,574,239

Total Investments—108.2% (Cost $1,956,546,353) (g)		2,398,297,336
Other assets and liabilities (net)—(8.2)%		(181,013,358)

Net Assets—100.0%		$2,217,283,978

(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $285,835,278 and the collateral received consisted of cash in the amount of $175,902,743 and non-cash collateral with a value of $115,635,511. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MSF-219

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 1.0% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $22,401,439, which is 1.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(f)	Affiliated Issuer.
(g)	As of March 31, 2016, the aggregate cost of investments was $1,956,546,353. The aggregate unrealized appreciation and depreciation of investments were $487,610,327 and $(45,859,344), respectively, resulting in net unrealized appreciation of $441,750,983.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,077	$7,124,220
Airbnb, Inc. - Series E	07/14/15	9,760	908,601	716,482
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	1,698,775
Living Social, Inc. - Class F	11/18/11	101,591	781,235	0
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	2,865,950
UBER Technologies, Inc. - Series G	12/03/15	98,227	4,790,750	4,503,708
WeWork Cos., Inc. - Class A	06/23/15	7,199	236,772	270,999
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,403	2,437,223
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	2,784,082

				$22,401,439

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,823,858	$—	$—	$31,823,858
Air Freight & Logistics	12,545,712	—	—	12,545,712
Airlines	64,880,665	—	—	64,880,665
Auto Components	25,787,402	—	—	25,787,402
Automobiles	35,210,950	—	—	35,210,950
Biotechnology	138,940,437	—	—	138,940,437
Capital Markets	52,805,599	—	—	52,805,599

MSF-220

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Chemicals	$14,690,656	$—	$—	$14,690,656
Communications Equipment	16,183,488	—	—	16,183,488
Construction Materials	8,310,471	—	—	8,310,471
Diversified Financial Services	23,680,479	—	—	23,680,479
Food & Staples Retailing	49,253,087	—	—	49,253,087
Health Care Equipment & Supplies	50,938,837	—	—	50,938,837
Health Care Providers & Services	135,436,224	—	—	135,436,224
Hotels, Restaurants & Leisure	96,281,194	—	—	96,281,194
Industrial Conglomerates	76,598,923	—	—	76,598,923
Internet & Catalog Retail	250,767,584	—	—	250,767,584
Internet Software & Services	272,644,810	30,584,737	1,698,775	304,928,322
IT Services	138,041,642	—	—	138,041,642
Life Sciences Tools & Services	6,678,932	—	—	6,678,932
Machinery	31,854,556	—	—	31,854,556
Media	12,567,283	—	—	12,567,283
Pharmaceuticals	102,665,148	—	—	102,665,148
Professional Services	5,040,896	—	—	5,040,896
Real Estate Investment Trusts	57,096,222	—	—	57,096,222
Real Estate Management & Development	—	—	270,999	270,999
Road & Rail	15,329,808	—	—	15,329,808
Semiconductors & Semiconductor Equipment	34,109,608	—	—	34,109,608
Software	138,370,100	—	—	138,370,100
Specialty Retail	89,626,478	—	—	89,626,478
Technology Hardware, Storage & Peripherals	56,591,968	—	—	56,591,968
Textiles, Apparel & Luxury Goods	40,742,073	—	—	40,742,073
Tobacco	25,812,741	—	—	25,812,741
Wireless Telecommunication Services	10,429,090	—	—	10,429,090
Total Common Stocks	2,121,736,921	30,584,737	1,969,774	2,154,291,432
Total Convertible Preferred Stocks*	—	—	20,431,665	20,431,665
Total Short-Term Investments*	223,574,239	—	—	223,574,239
Total Investments	$2,345,311,160	$30,584,737	$22,401,439	$2,398,297,336

Collateral for Securities Loaned (Liability)	$—	$(175,902,743)	$—	$(175,902,743)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ Depreciation	Purchases	Balance as of March 31, 2016	Change in Unrealized Appreciation/Depreciation from Investments Still Held at March 31, 2016
Common Stock
Internet Software & Services	$2,018,772	$(319,997)	$—	$1,698,775	$(319,997)
Real Estate Management & Development	236,772	34,227	—	270,999	34,227
Convertible Preferred Stocks
Internet Software & Services	11,718,487	(1,093,703)	—	10,624,784	(1,093,703)
Real Estate Management & Development	2,129,403	307,820	—	2,437,223	307,820
Software	4,790,750	(287,042)	2,865,950	7,369,658	(287,042)

Total	$20,894,184	$(1,358,695)	$2,865,950	$22,401,439	$(1,358,695)

MSF-221

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$1,698,775	Merger & Acquisition Transaction	Enterprise Value/ Revenue	8.0x	8.0x	8.0x	Increase
		Comparable Company Analysis	Enterprise Value/ Revenue	4.7x	4.7x	4.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Real Estate Management & Development	270,999	Market Transaction Method	Precedent Transaction	$50.19	$50.19	$50.19	Increase
			Discount for Lack of Marketability	25.00%	25.00%	25.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	7,840,702	Discounted Cash Flow	Weighted Average Cost of Capital	17.00%	19.00%	18.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/ Revenue	15.9x	15.9x	15.9x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
	0	Asset Approach	Liquidation Value	$0.00	$0.00	$0.00	Increase
	2,784,082	Market Transaction Method	Precedent Transaction	$30.58	$30.58	$30.58	Increase
Real Estate Management & Development	2,437,223	Market Transaction Method	Precedent Transaction	$50.19	$50.19	$50.19	Increase
			Discount for Lack of Marketability	25.00%	25.00%	25.00%	Decrease
Software	2,865,950	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
	4,503,708	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase
			Discount for Industry Performance	6.00%	6.00%	6.00%	Decrease

MSF-222

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	163,400	$2,676,492
Esterline Technologies Corp. (a)	23,900	1,531,273
HEICO Corp. - Class A	124,481	5,925,296
Hexcel Corp.	121,300	5,302,023
Teledyne Technologies, Inc. (a)	91,300	8,047,182

		23,482,266

Airlines—0.6%
Allegiant Travel Co.	19,400	3,454,364
Spirit Airlines, Inc. (a) (b)	72,400	3,473,752

		6,928,116

Auto Components—0.7%
Gentherm, Inc. (a)	80,000	3,327,200
Tenneco, Inc. (a)	93,100	4,795,581

		8,122,781

Banks—1.1%
Signature Bank (a)	60,000	8,167,200
SVB Financial Group (a)	45,100	4,602,455
Texas Capital Bancshares, Inc. (a)	25,600	982,528

		13,752,183

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a) (b)	30,087	5,568,201

Biotechnology—5.2%
ACADIA Pharmaceuticals, Inc. (a) (b)	102,000	2,851,920
Acceleron Pharma, Inc. (a) (b)	34,100	899,899
Acorda Therapeutics, Inc. (a) (b)	45,900	1,214,055
Agios Pharmaceuticals, Inc. (a) (b)	22,100	897,260
Alkermes plc (a)	53,000	1,812,070
Alnylam Pharmaceuticals, Inc. (a)	30,400	1,908,208
AMAG Pharmaceuticals, Inc. (a)	54,400	1,272,960
Anacor Pharmaceuticals, Inc. (a) (b)	43,400	2,319,730
BioMarin Pharmaceutical, Inc. (a)	26,900	2,218,712
Bluebird Bio, Inc. (a) (b)	33,400	1,419,500
Cepheid, Inc. (a) (b)	88,200	2,942,352
Clovis Oncology, Inc. (a) (b)	12,000	230,400
Dyax Corp.	132,100	146,631
Exelixis, Inc. (a) (b)	272,300	1,089,200
Incyte Corp. (a) (b)	63,600	4,609,092
Insmed, Inc. (a) (b)	150,000	1,900,500
Insys Therapeutics, Inc. (a) (b)	42,800	684,372
Ionis Pharmaceuticals, Inc. (a) (b)	58,800	2,381,400
Ligand Pharmaceuticals, Inc. (a) (b)	46,900	5,022,521
Medivation, Inc. (a)	22,300	1,025,354
Neurocrine Biosciences, Inc. (a)	151,700	5,999,735
Novavax, Inc. (a) (b)	332,700	1,716,732
Ophthotech Corp. (a) (b)	28,400	1,200,468
Opko Health, Inc. (a) (b)	260,400	2,705,556
Prothena Corp. plc (a) (b)	41,800	1,720,488
Puma Biotechnology, Inc. (a) (b)	17,500	513,975
Regulus Therapeutics, Inc. (a) (b)	34,200	237,006
Repligen Corp. (a) (b)	56,400	1,512,648

Biotechnology—(Continued)
Seattle Genetics, Inc. (a) (b)	59,700	2,094,873
Spark Therapeutics, Inc. (a)	31,000	914,810
TESARO, Inc. (a) (b)	40,500	1,783,215
Ultragenyx Pharmaceutical, Inc. (a) (b)	31,000	1,962,610
United Therapeutics Corp. (a) (b)	31,900	3,554,617

		62,762,869

Building Products—1.2%
AAON, Inc.	135,499	3,793,972
Lennox International, Inc. (b)	72,900	9,855,351
Patrick Industries, Inc. (a)	28,900	1,311,771

		14,961,094

Capital Markets—1.0%
Affiliated Managers Group, Inc. (a)	10,149	1,648,198
E*Trade Financial Corp. (a)	222,760	5,455,392
Financial Engines, Inc. (b)	73,900	2,322,677
Waddell & Reed Financial, Inc. - Class A (b)	117,900	2,775,366

		12,201,633

Chemicals—1.9%
GCP Applied Technologies, Inc. (a)	130,300	2,598,182
Minerals Technologies, Inc.	54,200	3,081,270
NewMarket Corp. (b)	17,800	7,053,428
PolyOne Corp.	181,300	5,484,325
Stepan Co.	40,700	2,250,303
WR Grace & Co. (a)	36,800	2,619,424

		23,086,932

Commercial Services & Supplies—2.2%
Clean Harbors, Inc. (a) (b)	58,400	2,881,456
Healthcare Services Group, Inc. (b)	136,600	5,028,246
Rollins, Inc.	258,825	7,019,334
Team, Inc. (a)	47,900	1,455,202
U.S. Ecology, Inc.	97,300	4,296,768
Waste Connections, Inc.	73,300	4,734,447
West Corp.	66,300	1,512,966

		26,928,419

Communications Equipment—1.2%
ARRIS International plc (a) (b)	213,500	4,893,420
EchoStar Corp. - Class A (a)	57,000	2,524,530
NetScout Systems, Inc. (a) (b)	96,000	2,205,120
Plantronics, Inc.	81,200	3,182,228
Polycom, Inc. (a)	116,686	1,301,049

		14,106,347

Construction & Engineering—0.2%
Valmont Industries, Inc.	21,700	2,687,328

Consumer Finance—0.2%
PRA Group, Inc. (a) (b)	87,200	2,562,808

MSF-223

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—1.2%
Berry Plastics Group, Inc. (a)	237,500	$8,585,625
Graphic Packaging Holding Co.	498,800	6,409,580

		14,995,205

Distributors—0.8%
Pool Corp.	108,700	9,537,338

Diversified Consumer Services—1.6%
Capella Education Co.	50,100	2,637,264
Service Corp. International	261,800	6,461,224
ServiceMaster Global Holdings, Inc. (a)	237,200	8,937,696
Sotheby’s (b)	53,000	1,416,690

		19,452,874

Diversified Financial Services—2.8%
CBOE Holdings, Inc.	142,900	9,335,657
FactSet Research Systems, Inc.	38,900	5,894,517
MarketAxess Holdings, Inc.	87,300	10,897,659
MSCI, Inc.	98,978	7,332,290
NewStar Financial, Inc. (a)	46,691	408,547

		33,868,670

Electrical Equipment—1.1%
Acuity Brands, Inc.	35,100	7,656,714
AZZ, Inc.	57,600	3,260,160
Generac Holdings, Inc. (a) (b)	56,700	2,111,508

		13,028,382

Electronic Equipment, Instruments & Components—2.1%
Anixter International, Inc. (a)	54,800	2,855,628
Cognex Corp.	134,100	5,223,195
Coherent, Inc. (a)	66,500	6,111,350
FEI Co.	71,600	6,373,116
OSI Systems, Inc. (a)	55,100	3,608,499
VeriFone Systems, Inc. (a)	61,800	1,745,232

		25,917,020

Energy Equipment & Services—0.7%
Atwood Oceanics, Inc. (b)	28,300	259,511
Core Laboratories NV (b)	12,900	1,450,089
Dril-Quip, Inc. (a)	52,600	3,185,456
Oceaneering International, Inc.	57,000	1,894,680
Oil States International, Inc. (a)	40,400	1,273,408
Tesco Corp.	74,900	644,889

		8,708,033

Food & Staples Retailing—1.3%
Casey’s General Stores, Inc.	106,400	12,057,248
Rite Aid Corp. (a)	485,800	3,959,270

		16,016,518

Food Products—2.0%
Cal-Maine Foods, Inc. (b)	87,500	4,542,125
J&J Snack Foods Corp.	89,900	9,734,372

Food Products—(Continued)
Post Holdings, Inc. (a)	65,300	4,490,681
TreeHouse Foods, Inc. (a)	70,600	6,124,550

		24,891,728

Health Care Equipment & Supplies—5.0%
Abaxis, Inc.	54,100	2,455,599
Align Technology, Inc. (a) (b)	128,500	9,340,665
Cantel Medical Corp.	71,300	5,087,968
Cooper Cos., Inc. (The) (b)	25,600	3,941,632
DENTSPLY SIRONA, Inc.	26,496	1,632,948
DexCom, Inc. (a)	99,100	6,729,881
Halyard Health, Inc. (a)	80,800	2,321,384
HeartWare International, Inc. (a) (b)	2,700	84,834
ICU Medical, Inc. (a)	51,100	5,319,510
IDEXX Laboratories, Inc. (a) (b)	54,500	4,268,440
Inogen, Inc. (a)	64,700	2,910,206
Masimo Corp. (a)	103,000	4,309,520
Natus Medical, Inc. (a)	106,600	4,096,638
West Pharmaceutical Services, Inc.	126,100	8,741,252

		61,240,477

Health Care Providers & Services—3.7%
Air Methods Corp. (a) (b)	47,100	1,705,962
Centene Corp. (a) (b)	149,587	9,210,072
Chemed Corp. (b)	38,900	5,269,005
Corvel Corp. (a)	67,800	2,672,676
HealthSouth Corp.	107,300	4,037,699
MEDNAX, Inc. (a)	61,600	3,980,592
Surgical Care Affiliates, Inc. (a)	77,400	3,582,072
Team Health Holdings, Inc. (a) (b)	123,900	5,180,259
U.S. Physical Therapy, Inc. (b)	81,600	4,057,968
WellCare Health Plans, Inc. (a)	56,500	5,240,375

		44,936,680

Health Care Technology—0.3%
athenahealth, Inc. (a) (b)	10,500	1,457,190
Omnicell, Inc. (a)	99,200	2,764,704

		4,221,894

Hotels, Restaurants & Leisure—6.9%
Brinker International, Inc. (b)	141,000	6,478,950
Buffalo Wild Wings, Inc. (a) (b)	26,700	3,954,804
Cheesecake Factory, Inc. (The) (b)	50,900	2,702,281
Choice Hotels International, Inc.	93,400	5,048,270
Churchill Downs, Inc.	36,800	5,441,984
Denny’s Corp. (a)	551,500	5,713,540
Diamond Resorts International, Inc. (a) (b)	215,300	5,231,790
Domino’s Pizza, Inc.	111,000	14,636,460
Jack in the Box, Inc.	82,200	5,250,114
Marriott Vacations Worldwide Corp.	106,400	7,182,000
Red Robin Gourmet Burgers, Inc. (a)	33,200	2,140,404
Six Flags Entertainment Corp. (b)	110,400	6,126,096
Vail Resorts, Inc.	102,400	13,690,880

		83,597,573

MSF-224

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.8%
Helen of Troy, Ltd. (a) (b)	99,100	$10,275,679

Household Products—0.4%
Spectrum Brands Holdings, Inc. (b)	50,000	5,464,000

Insurance—0.4%
Amtrust Financial Services, Inc. (b)	211,156	5,464,717

Internet & Catalog Retail—1.8%
HSN, Inc.	138,000	7,218,780
Liberty TripAdvisor Holdings, Inc. - Class A (a)	176,300	3,906,808
Liberty Ventures - Series A (a)	211,000	8,254,320
Shutterfly, Inc. (a) (b)	52,400	2,429,788

		21,809,696

Internet Software & Services—2.6%
comScore, Inc. (a) (b)	96,700	2,904,868
CoStar Group, Inc. (a)	26,000	4,892,420
Envestnet, Inc. (a) (b)	89,800	2,442,560
j2 Global, Inc. (b)	60,300	3,713,274
LogMeIn, Inc. (a)	55,800	2,815,668
MercadoLibre, Inc.	19,500	2,298,075
Stamps.com, Inc. (a)	47,600	5,058,928
WebMD Health Corp. (a) (b)	114,500	7,171,135

		31,296,928

IT Services—7.2%
Blackhawk Network Holdings, Inc. (a) (b)	91,400	3,135,020
Booz Allen Hamilton Holding Corp.	164,700	4,987,116
Broadridge Financial Solutions, Inc.	145,900	8,653,329
Cardtronics, Inc. (a) (b)	131,200	4,721,888
CoreLogic, Inc. (a)	177,000	6,141,900
DST Systems, Inc.	65,000	7,330,050
EPAM Systems, Inc. (a)	17,400	1,299,258
Euronet Worldwide, Inc. (a)	102,200	7,574,042
Gartner, Inc. (a)	81,600	7,290,960
Heartland Payment Systems, Inc.	86,460	8,349,442
Jack Henry & Associates, Inc.	57,500	4,862,775
MAXIMUS, Inc.	221,000	11,633,440
Perficient, Inc. (a)	50,000	1,086,000
Travelport Worldwide, Ltd.	156,400	2,136,424
WEX, Inc. (a)	98,300	8,194,288

		87,395,932

Leisure Products—0.6%
Brunswick Corp.	123,900	5,944,722
Polaris Industries, Inc. (b)	15,400	1,516,592

		7,461,314

Life Sciences Tools & Services—3.1%
Affymetrix, Inc. (a) (b)	214,900	3,010,749
Bio-Rad Laboratories, Inc. - Class A (a)	33,300	4,552,776
Bruker Corp.	144,100	4,034,800
Cambrex Corp. (a)	121,300	5,337,200
Charles River Laboratories International, Inc. (a)	52,800	4,009,632

Life Sciences Tools & Services—(Continued)
INC Research Holdings, Inc. - Class A (a)	102,800	4,236,388
Mettler-Toledo International, Inc. (a)	4,100	1,413,516
PAREXEL International Corp. (a)	92,200	5,783,706
VWR Corp. (a)	195,400	5,287,524

		37,666,291

Machinery—5.1%
Actuant Corp. - Class A	34,500	852,495
Chart Industries, Inc. (a)	30,200	655,944
Graco, Inc. (b)	83,600	7,019,056
Hyster-Yale Materials Handling, Inc.	20,894	1,391,540
IDEX Corp.	40,200	3,331,776
John Bean Technologies Corp.	145,500	8,207,655
Lincoln Electric Holdings, Inc.	46,700	2,735,219
Middleby Corp. (The) (a)	90,600	9,673,362
Nordson Corp. (b)	59,900	4,554,796
Standex International Corp.	25,200	1,960,812
Sun Hydraulics Corp. (b)	49,100	1,629,629
Toro Co. (The)	129,200	11,126,704
Wabtec Corp. (b)	65,200	5,169,708
Woodward, Inc.	62,500	3,251,250

		61,559,946

Marine—0.3%
Kirby Corp. (a)	53,500	3,225,515

Media—1.7%
Cable One, Inc. (b)	12,000	5,245,560
Eros International plc (a) (b)	70,300	809,153
Gray Television, Inc. (a)	190,200	2,229,144
John Wiley & Sons, Inc. - Class A	10,700	523,123
Live Nation Entertainment, Inc. (a)	308,400	6,880,404
Starz - Class A (a)	189,500	4,989,535

		20,676,919

Metals & Mining—0.2%
Compass Minerals International, Inc. (b)	24,900	1,764,414
Worthington Industries, Inc.	26,200	933,768

		2,698,182

Multiline Retail—0.4%
Big Lots, Inc. (b)	114,100	5,167,589

Oil, Gas & Consumable Fuels—2.3%
Carrizo Oil & Gas, Inc. (a)	101,100	3,126,012
Diamondback Energy, Inc. (a) (b)	85,900	6,629,762
Gran Tierra Energy, Inc. (a)	179,500	443,365
Matador Resources Co. (a) (b)	207,700	3,937,992
PDC Energy, Inc. (a) (b)	87,600	5,207,820
SemGroup Corp. - Class A	47,500	1,064,000
World Fuel Services Corp.	147,400	7,160,692

		27,569,643

Paper & Forest Products—0.2%
Clearwater Paper Corp. (a)	18,800	911,988

MSF-225

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—(Continued)
KapStone Paper and Packaging Corp.	112,500	$1,558,125

		2,470,113

Personal Products—0.1%
Nu Skin Enterprises, Inc. - Class A (b)	25,400	971,550

Pharmaceuticals—2.1%
Akorn, Inc. (a) (b)	110,800	2,607,124
Innoviva, Inc. (b)	62,900	791,911
Jazz Pharmaceuticals plc (a)	8,000	1,044,400
Mallinckrodt plc (a)	12,176	746,145
Medicines Co. (The) (a) (b)	72,600	2,306,502
Nektar Therapeutics (a) (b)	111,100	1,527,625
Pacira Pharmaceuticals, Inc. (a) (b)	35,400	1,875,492
Phibro Animal Health Corp. - Class A (b)	122,700	3,317,808
Prestige Brands Holdings, Inc. (a)	167,600	8,948,164
TherapeuticsMD, Inc. (a) (b)	233,600	1,495,040
Theravance Biopharma, Inc. (a) (b)	23,914	449,583

		25,109,794

Professional Services—1.2%
Dun & Bradstreet Corp. (The)	44,600	4,597,368
Exponent, Inc.	110,300	5,626,403
Huron Consulting Group, Inc. (a)	74,000	4,306,060
TriNet Group, Inc. (a)	14,700	210,945

		14,740,776

Real Estate Investment Trusts—3.0%
CoreSite Realty Corp.	86,800	6,076,868
CubeSmart	103,900	3,459,870
CyrusOne, Inc.	141,700	6,468,605
Equity Lifestyle Properties, Inc.	134,500	9,782,185
FelCor Lodging Trust, Inc. (b)	547,300	4,444,076
Forest City Realty Trust, Inc. - Class A	229,800	4,846,482
Pebblebrook Hotel Trust (b)	59,900	1,741,293

		36,819,379

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	27,500	3,226,300
Kennedy-Wilson Holdings, Inc. (b)	166,643	3,649,482

		6,875,782

Road & Rail—1.4%
AMERCO	16,000	5,716,960
Avis Budget Group, Inc. (a)	54,100	1,480,176
Landstar System, Inc. (b)	46,700	3,017,287
Old Dominion Freight Line, Inc. (a) (b)	102,350	7,125,607

		17,340,030

Semiconductors & Semiconductor Equipment—2.8%
Cabot Microelectronics Corp.	38,700	1,583,217
Cavium, Inc. (a) (b)	75,300	4,605,348
Cirrus Logic, Inc. (a)	90,900	3,309,669
Diodes, Inc. (a)	59,200	1,189,920
Integrated Device Technology, Inc. (a)	202,700	4,143,188

Semiconductors & Semiconductor Equipment—(Continued)
Microsemi Corp. (a)	202,800	7,769,268
Synaptics, Inc. (a) (b)	100,300	7,997,922
Teradyne, Inc.	134,000	2,893,060

		33,491,592

Software—7.8%
ACI Worldwide, Inc. (a)	210,600	4,378,374
Aspen Technology, Inc. (a) (b)	139,300	5,032,909
Blackbaud, Inc.	116,300	7,314,107
CommVault Systems, Inc. (a)	16,400	707,988
Computer Modelling Group, Ltd.	240,700	1,879,267
Descartes Systems Group, Inc. (The) (a)	175,600	3,425,956
Fair Isaac Corp.	76,000	8,062,840
Fortinet, Inc. (a)	194,000	5,942,220
Manhattan Associates, Inc. (a)	171,300	9,741,831
Monotype Imaging Holdings, Inc.	80,705	1,930,463
Pegasystems, Inc.	148,900	3,779,082
Proofpoint, Inc. (a) (b)	82,300	4,426,094
PTC, Inc. (a)	172,200	5,710,152
SS&C Technologies Holdings, Inc. (b)	157,800	10,007,676
Take-Two Interactive Software, Inc. (a)	62,700	2,361,909
Tyler Technologies, Inc. (a)	86,000	11,060,460
Ultimate Software Group, Inc. (The) (a) (b)	47,600	9,210,600

		94,971,928

Specialty Retail—3.2%
Aaron’s, Inc.	22,600	567,260
Ascena Retail Group, Inc. (a)	29,900	330,694
Buckle, Inc. (The) (b)	28,200	955,134
Burlington Stores, Inc. (a) (b)	204,700	11,512,328
Chico’s FAS, Inc.	63,600	843,972
Children’s Place, Inc. (The)	22,800	1,903,116
DSW, Inc. - Class A (b)	32,000	884,480
Monro Muffler Brake, Inc. (b)	129,300	9,241,071
Murphy USA, Inc. (a)	132,800	8,160,560
Sally Beauty Holdings, Inc. (a)	154,000	4,986,520

		39,385,135

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc.	98,400	10,369,392
Deckers Outdoor Corp. (a)	16,700	1,000,497
G-III Apparel Group, Ltd. (a)	108,800	5,319,232
Steven Madden, Ltd. (a)	190,800	7,067,232

		23,756,353

Thrifts & Mortgage Finance—0.6%
MGIC Investment Corp. (a)	478,100	3,667,027
Radian Group, Inc.	281,700	3,493,080

		7,160,107

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. (a)	60,300	2,472,903

Total Common Stocks (Cost $1,016,269,863)		1,210,861,162

MSF-226

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Short-Term Investments—20.5%

Security Description	Shares	Value

Mutual Funds—20.5%
State Street Navigator Securities Lending MET Portfolio (c)	241,559,640	$241,559,640
T. Rowe Price Government Reserve Investment Fund (d)	8,868,558	8,868,558

Total Short-Term Investments (Cost $250,428,198)		250,428,198

Total Investments—120.0% (Cost $1,266,698,061) (e)		1,461,289,360
Other assets and liabilities (net)—(20.0)%		(244,050,018)

Net Assets—100.0%		$1,217,239,342

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $267,691,948 and the collateral received consisted of cash in the amount of $241,559,640 and non-cash collateral with a value of $30,280,865. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	Affiliated Issuer.
(e)	As of March 31, 2016, the aggregate cost of investments was $1,266,698,061. The aggregate unrealized appreciation and depreciation of investments were $266,154,837 and $(71,563,538), respectively, resulting in net unrealized appreciation of $194,591,299.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,210,861,162	$—	$—	$1,210,861,162
Total Short-Term Investments*	250,428,198	—	—	250,428,198
Total Investments	$1,461,289,360	$—	$—	$1,461,289,360

Collateral for Securities Loaned (Liability)	$—	$(241,559,640)	$—	$(241,559,640)

*	See Schedule of Investments for additional detailed categorizations.

MSF-227

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Chemicals—4.8%
Agrium, Inc. (a)	273,500	$24,147,315
CF Industries Holdings, Inc.	886,100	27,770,374

		51,917,689

Electrical Equipment—0.3%
Sunrun, Inc. (a) (b)	389,400	2,523,312

Energy Equipment & Services—13.4%
Baker Hughes, Inc.	481,400	21,099,762
Halliburton Co.	1,148,700	41,031,564
Nabors Industries, Ltd.	1,805,100	16,606,920
Patterson-UTI Energy, Inc. (a)	470,400	8,288,448
Schlumberger, Ltd. (a)	590,700	43,564,125
Superior Energy Services, Inc. (a)	1,028,400	13,770,276

		144,361,095

Metals & Mining—27.6%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	1,301,833	47,074,281
Barrick Gold Corp.	2,219,300	30,138,094
Commercial Metals Co. (a)	1,072,100	18,193,537
Eldorado Gold Corp.	3,074,100	9,714,156
First Quantum Minerals, Ltd. (a)	4,868,300	25,639,401
Freeport-McMoRan, Inc. (a)	1,170,500	12,102,970
Glencore plc (a) (b)	20,205,837	45,477,368
Goldcorp, Inc.	2,198,900	35,688,147
Kinross Gold Corp. (b)	752,100	2,557,140
New Gold, Inc. (b)	3,128,800	11,670,424
Osisko Gold Royalties, Ltd. (a)	131,279	1,401,994
Petra Diamonds, Ltd. (a)	3,139,800	4,746,218
Randgold Resources, Ltd. (ADR) (a)	382,900	34,771,149
Steel Dynamics, Inc.	787,700	17,731,127

		296,906,006

Oil, Gas & Consumable Fuels—47.6%
Anadarko Petroleum Corp.	667,250	31,073,833
Cimarex Energy Co.	493,500	48,002,745
Concho Resources, Inc. (a) (b)	475,250	48,019,260
CONSOL Energy, Inc. (a)	1,717,500	19,390,575
Diamondback Energy, Inc. (a) (b)	631,300	48,723,734
EOG Resources, Inc.	601,700	43,671,386
Golar LNG, Ltd.	415,700	7,470,129
Gulfport Energy Corp. (b)	984,600	27,903,564
Hess Corp.	138,700	7,302,555
Kinder Morgan, Inc.	1,094,000	19,538,840
Laredo Petroleum, Inc. (a) (b)	1,258,100	9,976,733
Newfield Exploration Co. (b)	1,170,500	38,919,125
Parsley Energy, Inc. - Class A (a) (b)	1,476,800	33,375,680
PDC Energy, Inc. (b)	162,300	9,648,735
Pioneer Natural Resources Co.	393,800	55,423,412
RSP Permian, Inc. (a) (b)	109,400	3,176,976
Scorpio Tankers, Inc.	689,200	4,018,036

Oil, Gas & Consumable Fuels—(Continued)
SemGroup Corp. - Class A (a)	415,700	9,311,680
SM Energy Co. (a)	492,300	9,225,702
Valero Energy Corp.	590,700	37,887,498

		512,060,198

Paper & Forest Products—2.6%
Louisiana-Pacific Corp. (a) (b)	1,651,900	28,280,528

Road & Rail—1.1%
Union Pacific Corp.	142,300	11,319,965

Semiconductors & Semiconductor Equipment—0.2%
SolarEdge Technologies, Inc. (a) (b)	87,600	2,202,264

Total Common Stocks (Cost $1,219,640,048)		1,049,571,057

Short-Term Investments—21.8%

Mutual Funds—21.8%
AIM STIT-STIC Prime Portfolio	12,316,762	12,316,762
State Street Navigator Securities Lending MET Portfolio (c)	221,928,864	221,928,864

Total Short-Term Investments (Cost $234,245,626)		234,245,626

Total Investments—119.4% (Cost $1,453,885,674) (d)		1,283,816,683
Other assets and liabilities (net)—(19.4)%		(208,386,568)

Net Assets—100.0%		$1,075,430,115

(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $242,578,649 and the collateral received consisted of cash in the amount of $221,928,864 and non-cash collateral with a value of $27,428,367. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(d)	As of March 31, 2016, the aggregate cost of investments was $1,453,885,674. The aggregate unrealized appreciation and depreciation of investments were $83,162,222 and $(253,231,213), respectively, resulting in net unrealized depreciation of $(170,068,991).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-228

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$51,917,689	$—	$—	$51,917,689
Electrical Equipment	2,523,312	—	—	2,523,312
Energy Equipment & Services	144,361,095	—	—	144,361,095
Metals & Mining	246,682,420	50,223,586	—	296,906,006
Oil, Gas & Consumable Fuels	512,060,198	—	—	512,060,198
Paper & Forest Products	28,280,528	—	—	28,280,528
Road & Rail	11,319,965	—	—	11,319,965
Semiconductors & Semiconductor Equipment	2,202,264	—	—	2,202,264
Total Common Stocks	999,347,471	50,223,586	—	1,049,571,057
Total Short-Term Investments*	234,245,626	—	—	234,245,626
Total Investments	$1,233,593,097	$50,223,586	$—	$1,283,816,683

Collateral for Securities Loaned (Liability)	$—	$(221,928,864)	$—	$(221,928,864)

*	See Schedule of Investments for additional detailed categorizations.

MSF-229

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—47.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
WPP Finance 2010 5.125%, 09/07/42	120,000	$117,240

Aerospace/Defense—0.2%
LMI Aerospace, Inc. 7.375%, 07/15/19	1,700,000	1,598,000
Lockheed Martin Corp. 3.100%, 01/15/23	220,000	228,181
3.550%, 01/15/26	610,000	646,150
Raytheon Co. 3.125%, 10/15/20 (a)	30,000	32,030
United Technologies Corp. 4.500%, 06/01/42	290,000	314,213

		2,818,574

Agriculture—0.6%
Alliance One International, Inc. 9.875%, 07/15/21 (a)	3,380,000	2,577,250
Reynolds American, Inc. 4.850%, 09/15/23	2,960,000	3,343,885
5.850%, 08/15/45	1,290,000	1,575,298

		7,496,433

Airlines—0.0%
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	12,757	13,873

Auto Manufacturers—0.4%
Ford Motor Co. 4.750%, 01/15/43 (a)	2,210,000	2,217,236
Ford Motor Credit Co. LLC 3.200%, 01/15/21	1,740,000	1,778,464
3.664%, 09/08/24	720,000	727,112

		4,722,812

Auto Parts & Equipment—0.6%
Schaeffler Holding Finance B.V. 6.750%, 11/15/22 (144A) (a) (b)	3,580,000	3,893,250
ZF North America Capital, Inc. 4.750%, 04/29/25 (144A)	4,130,000	4,109,350

		8,002,600

Banks—8.0%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	820,000	825,935
Bank of America Corp. 3.875%, 08/01/25	1,040,000	1,077,900
4.000%, 01/22/25	2,810,000	2,814,263
4.125%, 01/22/24	880,000	932,172
4.200%, 08/26/24	1,180,000	1,201,582
4.875%, 04/01/44	1,890,000	2,059,471
5.000%, 01/21/44	2,300,000	2,538,400
Barclays Bank plc 10.179%, 06/12/21 (144A)	1,180,000	1,499,363

Banks—(Continued)
BPCE S.A. 5.150%, 07/21/24 (144A) (a)	420,000	428,999
Citigroup, Inc. 4.050%, 07/30/22	2,000,000	2,081,406
4.400%, 06/10/25	1,470,000	1,498,977
4.450%, 09/29/27	1,360,000	1,368,492
4.650%, 07/30/45	2,850,000	2,984,617
5.300%, 05/06/44	2,840,000	2,971,501
5.350%, 05/15/23 (a) (c)	560,000	516,600
5.500%, 09/13/25	740,000	809,789
5.900%, 02/15/23 (a) (c)	200,000	196,500
5.950%, 01/30/23 (c)	590,000	568,428
5.950%, 05/15/25 (c)	2,790,000	2,685,375
6.300%, 05/15/24 (a) (c)	850,000	816,411
8.125%, 07/15/39	647,000	957,118
Cooperatieve Rabobank UA 4.375%, 08/04/25	1,470,000	1,513,511
5.250%, 08/04/45	1,530,000	1,654,637
5.750%, 12/01/43	1,480,000	1,724,278
11.000%, 06/30/19 (144A) (c)	415,000	497,958
Corpbanca S.A. 3.875%, 09/22/19	4,010,000	4,106,874
Credit Agricole S.A. 4.375%, 03/17/25 (144A) (a)	1,000,000	979,210
8.125%, 12/23/25 (144A) (c)	1,740,000	1,735,789
8.375%, 10/13/19 (144A) (a) (c)	640,000	705,728
Credit Suisse Group Funding Guernsey, Ltd. 4.875%, 05/15/45	1,560,000	1,486,189
Goldman Sachs Capital II 4.000%, 05/02/16 (c)	1,859,000	1,330,114
Goldman Sachs Group, Inc. (The) 4.000%, 03/03/24	3,180,000	3,334,290
4.250%, 10/21/25	890,000	904,940
4.750%, 10/21/45	880,000	919,793
5.150%, 05/22/45	870,000	883,818
5.250%, 07/27/21 (a)	1,330,000	1,497,081
6.250%, 02/01/41	10,000	12,433
6.750%, 10/01/37	2,000,000	2,388,872
7.500%, 02/15/19	20,000	23,037
HSBC Holdings plc 5.250%, 03/14/44	3,700,000	3,752,632
6.375%, 09/17/24 (a) (c)	1,290,000	1,198,087
ICICI Bank, Ltd. 5.750%, 11/16/20	3,640,000	4,105,141
Itau Unibanco Holding S.A. 2.850%, 05/26/18 (a)	4,250,000	4,192,625
JPMorgan Chase & Co. 3.375%, 05/01/23 (a)	600,000	602,484
3.625%, 05/13/24	690,000	719,466
3.875%, 09/10/24	3,930,000	4,030,415
4.350%, 08/15/21	10,000	10,927
4.500%, 01/24/22	160,000	176,568
4.950%, 06/01/45	1,310,000	1,382,663
Oversea-Chinese Banking Corp., Ltd. 4.250%, 06/19/24 (a)	4,080,000	4,280,169

MSF-230

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Scotland Group plc 5.125%, 05/28/24	620,000	$596,062
6.000%, 12/19/23	460,000	465,888
6.100%, 06/10/23	780,000	798,912
6.125%, 12/15/22	390,000	413,699
7.648%, 09/30/31 (c)	120,000	140,400
Royal Bank of Scotland NV 4.650%, 06/04/18	410,000	421,688
Royal Bank of Scotland plc (The) 13.125%, 03/19/22 (AUD) (c)	1,580,000	1,296,843
Santander UK Group Holdings plc 7.375%, 06/24/22 (GBP) (c)	2,620,000	3,452,528
Standard Chartered plc 5.700%, 03/26/44 (144A) (a)	4,050,000	3,646,345
UBS Group Funding Jersey, Ltd. 4.125%, 09/24/25 (144A)	1,140,000	1,141,626
Wachovia Capital Trust III 5.570%, 05/02/16 (a) (c)	1,071,000	1,057,612
Wells Fargo & Co. 4.300%, 07/22/27	2,670,000	2,832,987
4.650%, 11/04/44	380,000	390,624
4.900%, 11/17/45	880,000	944,541
5.375%, 11/02/43	540,000	610,367
5.606%, 01/15/44	2,170,000	2,514,672
Wells Fargo Capital X 5.950%, 12/15/36	380,000	386,764

		102,094,586

Beverages—0.5%
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc. 10.625%, 08/01/18 (144A)	370,000	355,200
Constellation Brands, Inc. 4.750%, 11/15/24 (a)	4,564,000	4,757,970
6.000%, 05/01/22	840,000	945,000

		6,058,170

Biotechnology—0.2%
Celgene Corp. 3.875%, 08/15/25 (a)	1,970,000	2,070,344
5.000%, 08/15/45	920,000	994,827

		3,065,171

Building Materials—0.5%
Cemex Finance LLC 9.375%, 10/12/22 (144A) (a)	3,090,000	3,399,000
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	1,340,000	971,500
Hardwoods Acquisition, Inc. 7.500%, 08/01/21 (144A)	2,800,000	1,904,000
NWH Escrow Corp. 7.500%, 08/01/21 (144A)	550,000	360,250

		6,634,750

Chemicals—0.6%
Axiall Corp. 4.875%, 05/15/23 (a)	1,820,000	1,777,903
Eagle Spinco, Inc. 4.625%, 02/15/21 (a)	2,190,000	2,119,044
Ecolab, Inc. 4.350%, 12/08/21	70,000	77,281
OCP S.A. 5.625%, 04/25/24	3,930,000	4,086,414
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20 (a)	40,000	43,092

		8,103,734

Coal—0.1%
Murray Energy Corp. 11.250%, 04/15/21 (144A)	4,550,000	602,875
Natural Resource Partners L.P. / NRP Finance Corp. 9.125%, 10/01/18	720,000	466,200

		1,069,075

Commercial Services—0.3%
AA Bond Co., Ltd. 5.500%, 07/31/22 (GBP)	2,690,000	3,724,424
Service Corp. International 7.625%, 10/01/18	125,000	141,406
UBM plc 5.750%, 11/03/20 (144A)	50,000	54,158

		3,919,988

Computers—0.1%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A) (d)	2,950,000	1,327,500

Distribution/Wholesale—0.3%
Entertainment One, Ltd. 6.875%, 12/15/22 (144A) (GBP)	1,060,000	1,511,767
H&E Equipment Services, Inc. 7.000%, 09/01/22 (a)	870,000	883,050
Rexel S.A. 5.250%, 06/15/20 (144A)	1,400,000	1,431,500

		3,826,317

Diversified Financial Services—2.4%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, 10/30/20	1,030,000	1,055,750
4.625%, 07/01/22 (a)	600,000	612,000
5.000%, 10/01/21	3,056,000	3,162,960
American Express Co. 6.800%, 09/01/66 (a) (c)	1,300,000	1,303,250
GE Capital International Funding Co. 2.342%, 11/15/20 (144A)	538,000	551,149
4.418%, 11/15/35 (144A)	4,475,000	4,861,609
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	132,845

MSF-231

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Navient Corp. 5.875%, 10/25/24	3,150,000	$2,669,625
8.000%, 03/25/20	1,610,000	1,601,950
Quicken Loans, Inc. 5.750%, 05/01/25 (144A) (a)	12,440,000	12,066,800
Visa, Inc. 3.150%, 12/14/25	2,670,000	2,787,146

		30,805,084

Electric—1.7%
Calpine Corp. 5.875%, 01/15/24 (144A) (a)	874,000	917,700
Comision Federal de Electricidad 6.125%, 06/16/45 (144A)	4,200,000	4,168,500
Enel S.p.A. 7.750%, 09/10/75 (GBP) (c)	2,450,000	3,790,579
Exelon Corp. 5.625%, 06/15/35	255,000	287,632
FirstEnergy Corp. 4.250%, 03/15/23	1,560,000	1,623,916
7.375%, 11/15/31	3,550,000	4,311,713
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	4,904,890
Pacific Gas & Electric Co. 6.050%, 03/01/34	1,180,000	1,504,662

		21,509,592

Electrical Components & Equipment—0.1%
International Wire Group Holdings, Inc. 8.500%, 10/15/17 (144A)	710,000	707,338

Electronics—0.2%
Sanmina Corp. 4.375%, 06/01/19 (144A)	2,320,000	2,372,200

Engineering & Construction—0.0%
Michael Baker International LLC / CDL Acquisition Co., Inc. 8.250%, 10/15/18 (144A)	560,000	481,600

Entertainment—0.4%
Greektown Holdings LLC / Greektown Mothership Corp. 8.875%, 03/15/19 (144A)	1,150,000	1,178,750
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	2,510,000	3,735,486

		4,914,236

Environmental Control—0.1%
Waste Management, Inc. 3.500%, 05/15/24	980,000	1,024,978
4.600%, 03/01/21	180,000	193,117
7.375%, 05/15/29	190,000	259,313

		1,477,408

Food—1.9%
Cencosud S.A. 5.500%, 01/20/21 (a)	3,910,000	4,170,629
Dole Food Co., Inc. 7.250%, 05/01/19 (144A)	2,350,000	2,338,250
Grupo Bimbo S.A.B. de C.V. 4.500%, 01/25/22	3,950,000	4,187,138
JBS Investments GmbH 7.750%, 10/28/20 (a)	3,780,000	3,742,200
Kraft Heinz Foods Co. 3.500%, 06/06/22 (a)	570,000	599,153
3.950%, 07/15/25 (144A) (a)	280,000	297,931
4.875%, 02/15/25 (144A)	1,847,000	2,034,764
5.000%, 07/15/35 (144A)	380,000	419,091
5.200%, 07/15/45 (144A)	390,000	436,367
Prosperous Ray, Ltd. 4.625%, 11/12/23	2,310,000	2,482,106
R&R Ice Cream plc 5.500%, 05/15/20 (GBP)	2,550,000	3,743,009

		24,450,638

Healthcare-Products—1.5%
DJO Finance LLC / DJO Finance Corp. 10.750%, 04/15/20 (144A)	560,000	454,300
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	4,570,000	4,044,450
Immucor, Inc. 11.125%, 08/15/19	4,810,000	4,425,200
Medtronic, Inc. 3.500%, 03/15/25	2,680,000	2,860,474
Universal Hospital Services, Inc. 7.625%, 08/15/20 (a)	8,580,000	7,936,500

		19,720,924

Healthcare-Services—1.5%
DaVita HealthCare Partners, Inc. 5.000%, 05/01/25	3,460,000	3,425,400
5.125%, 07/15/24	730,000	737,300
HCA, Inc. 4.750%, 05/01/23	590,000	600,325
5.250%, 06/15/26	360,000	369,000
5.375%, 02/01/25	4,100,000	4,144,854
5.875%, 02/15/26	1,100,000	1,133,000
7.500%, 02/15/22	80,000	90,600
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19	3,520,000	3,471,600
Kindred Healthcare, Inc. 8.000%, 01/15/20	3,325,000	3,300,063
8.750%, 01/15/23	580,000	555,350
Tenet Healthcare Corp. 8.125%, 04/01/22	1,840,000	1,892,900

		19,720,392

Holding Companies-Diversified—0.8%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP)	2,410,000	3,685,539

MSF-232

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—(Continued)
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	6,940,000	$6,853,250

		10,538,789

Home Builders—0.9%
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	3,955,000	3,875,900
5.875%, 04/15/23 (144A)	780,000	748,800
William Lyon Homes, Inc. 7.000%, 08/15/22	5,180,000	4,972,800
8.500%, 11/15/20	2,430,000	2,493,384

		12,090,884

Household Products/Wares—0.2%
Sun Products Corp. (The) 7.750%, 03/15/21 (144A) (a)	3,380,000	3,109,600

Insurance—0.2%
American International Group, Inc.
3.750%, 07/10/25	1,380,000	1,378,355
6.250%, 03/15/37	453,000	466,590
Chubb INA Holdings, Inc. 2.300%, 11/03/20	350,000	355,828
3.350%, 05/03/26	470,000	490,677

		2,691,450

Internet—0.3%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21 (a)	4,240,000	4,320,992

Leisure Time—0.6%
NCL Corp., Ltd. 5.250%, 11/15/19 (144A)	3,680,000	3,753,600
Viking Cruises, Ltd. 8.500%, 10/15/22 (144A)	3,950,000	3,732,750

		7,486,350

Lodging—0.7%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	3,800,000	3,937,560
MGM Resorts International 6.625%, 12/15/21	4,180,000	4,483,050

		8,420,610

Media—3.0%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	4,140,000	4,150,350
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 05/01/25 (144A) (a)	880,000	895,400

Media—(Continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 04/30/21	1,740,000	1,801,787
7.000%, 01/15/19	39,000	39,780
CCO Safari LLC 4.464%, 07/23/22 (144A)	1,740,000	1,818,766
6.384%, 10/23/35 (144A)	10,000	11,040
6.484%, 10/23/45 (144A)	1,130,000	1,257,380
CSC Holdings LLC 6.750%, 11/15/21	2,010,000	2,064,270
DISH DBS Corp. 5.875%, 07/15/22 (a)	1,755,000	1,662,863
5.875%, 11/15/24 (a)	2,450,000	2,247,875
6.750%, 06/01/21 (a)	75,000	77,438
Neptune Finco Corp. 6.625%, 10/15/25 (144A) (a)	2,680,000	2,897,482
Numericable-SFR SAS 6.000%, 05/15/22 (144A)	4,390,000	4,280,250
Time Warner Cable, Inc. 6.750%, 06/15/39	50,000	56,277
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	3,000,000	3,075,000
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	2,960,000	2,923,000
6.750%, 09/15/22 (144A)	1,400,000	1,484,000
Viacom, Inc. 3.875%, 04/01/24 (a)	240,000	239,041
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	3,060,000	3,144,150
6.375%, 10/15/24 (GBP)	2,510,000	3,659,060

		37,785,209

Mining—2.6%
Alcoa, Inc. 5.125%, 10/01/24 (a)	2,125,000	2,015,435
Barrick Gold Corp. 4.100%, 05/01/23 (a)	2,521,000	2,455,177
6.950%, 04/01/19	57,000	62,255
Barrick North America Finance LLC 4.400%, 05/30/21	400,000	408,922
BHP Billiton Finance USA, Ltd. 3.250%, 11/21/21 (a)	590,000	606,845
5.000%, 09/30/43	750,000	762,979
6.750%, 10/19/75 (144A) (a) (c)	1,820,000	1,820,000
Freeport-McMoRan, Inc. 4.000%, 11/14/21 (a)	3,450,000	2,440,875
Glencore Funding LLC 2.875%, 04/16/20 (144A)	2,890,000	2,572,100
4.000%, 04/16/25 (144A)	6,580,000	5,161,187
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (e)	1,000,000	57,500
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (144A) (d) (f)	3,452	0
Rio Tinto Finance USA plc 2.250%, 12/14/18	240,000	240,890

MSF-233

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Finance USA, Ltd. 3.750%, 09/20/21	130,000	$134,928
3.750%, 06/15/25 (a)	7,330,000	7,143,635
Yamana Gold, Inc. 4.950%, 07/15/24	9,130,000	7,714,850

		33,597,578

Miscellaneous Manufacturing—0.6%
Actuant Corp. 5.625%, 06/15/22	3,380,000	3,430,700
CBC Ammo LLC / CBC FinCo, Inc. 7.250%, 11/15/21 (144A)	1,400,000	1,071,000
General Electric Co. 4.500%, 03/11/44	260,000	290,226
5.300%, 02/11/21	187,000	217,172
6.875%, 01/10/39	1,258,000	1,821,580
Techniplas LLC 10.000%, 05/01/20 (144A)	740,000	529,100

		7,359,778

Oil & Gas—3.9%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	86,623
Anadarko Petroleum Corp. 4.500%, 07/15/44 (a)	800,000	627,550
6.450%, 09/15/36	220,000	219,681
Apache Corp. 3.250%, 04/15/22 (a)	574,000	552,271
4.250%, 01/15/44 (a)	260,000	218,504
Berry Petroleum Co. LLC 6.375%, 09/15/22 (a)	1,040,000	187,200
6.750%, 11/01/20	850,000	153,000
BP Capital Markets plc 3.245%, 05/06/22	270,000	277,865
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20 (a)	2,100,000	1,958,250
Chesapeake Energy Corp. 5.750%, 03/15/23 (a)	2,430,000	826,200
6.125%, 02/15/21	4,550,000	1,751,750
Comstock Resources, Inc. 10.000%, 03/15/20 (144A) (a)	1,990,000	980,075
Concho Resources, Inc. 6.500%, 01/15/22 (a)	1,400,000	1,396,500
ConocoPhillips Holding Co. 6.950%, 04/15/29	375,000	421,819
Continental Resources, Inc. 7.125%, 04/01/21 (a)	840,000	785,400
Devon Energy Corp. 3.250%, 05/15/22 (a)	160,000	134,718
5.000%, 06/15/45 (a)	2,110,000	1,574,834
5.600%, 07/15/41	110,000	86,152
5.850%, 12/15/25 (a)	970,000	936,281
Devon Financing Co. LLC 7.875%, 09/30/31	140,000	137,281
Empresa Nacional del Petroleo 5.250%, 08/10/20	3,690,000	3,965,145

Oil & Gas—(Continued)
Ensco plc 5.200%, 03/15/25 (a)	750,000	420,000
Hess Corp. 8.125%, 02/15/19	90,000	98,883
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	306,954
7.875%, 09/15/31	285,000	311,346
MEG Energy Corp. 6.375%, 01/30/23 (144A)	3,600,000	2,124,000
6.500%, 03/15/21 (144A)	290,000	175,087
Murphy Oil USA, Inc. 6.000%, 08/15/23	3,950,000	4,088,250
Oasis Petroleum, Inc. 6.500%, 11/01/21 (a)	4,050,000	2,997,000
Occidental Petroleum Corp. 2.700%, 02/15/23 (a)	390,000	385,011
3.125%, 02/15/22	110,000	113,630
4.625%, 06/15/45 (a)	230,000	239,526
Pacific Drilling V, Ltd. 7.250%, 12/01/17 (144A)	2,000,000	735,000
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	1,660,000	1,651,700
Petrobras Global Finance B.V. 5.375%, 01/27/21	4,720,000	3,901,694
QEP Resources, Inc. 5.250%, 05/01/23	2,650,000	2,305,500
6.875%, 03/01/21 (a)	2,130,000	1,954,275
Rice Energy, Inc. 6.250%, 05/01/22 (a)	2,260,000	1,966,200
7.250%, 05/01/23	2,050,000	1,793,750
Sanchez Energy Corp. 6.125%, 01/15/23 (a)	3,070,000	1,657,800
Shell International Finance B.V. 4.125%, 05/11/35 (a)	470,000	481,578
4.375%, 05/11/45	1,550,000	1,554,453
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.500%, 07/01/21	4,020,000	3,155,700
Whiting Petroleum Corp. 6.250%, 04/01/23 (a)	860,000	578,350

		50,272,786

Oil & Gas Services—0.4%
CGG S.A. 6.500%, 06/01/21	2,840,000	1,150,200
6.875%, 01/15/22	220,000	85,800
Globe Luxembourg SCA 9.625%, 05/01/18 (144A)	1,500,000	1,136,250
Halliburton Co. 2.700%, 11/15/20 (a)	240,000	243,654
3.800%, 11/15/25	1,210,000	1,211,869
KCA Deutag UK Finance plc 7.250%, 05/15/21 (144A)	1,430,000	893,750

		4,721,523

MSF-234

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.6%
Ardagh Finance Holdings S.A. 8.625%, 06/15/19 (144A) (b)	817,784	$789,162
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 9.125%, 10/15/20 (144A)	2,185,000	2,259,775
Coveris Holdings S.A. 7.875%, 11/01/19 (144A)	1,360,000	1,217,200
Pactiv LLC 8.375%, 04/15/27	3,180,000	2,941,500
WestRock RKT Co. 4.000%, 03/01/23 (a)	140,000	143,412

		7,351,049

Pharmaceuticals—1.2%
Actavis Funding SCS 3.450%, 03/15/22	450,000	467,171
3.800%, 03/15/25	690,000	718,113
4.550%, 03/15/35	50,000	51,515
4.750%, 03/15/45 (a)	720,000	757,227
Baxalta, Inc. 5.250%, 06/23/45 (144A)	70,000	74,395
BioScrip, Inc. 8.875%, 02/15/21	5,342,000	4,513,990
DPx Holdings B.V. 7.500%, 02/01/22 (144A) (a)	830,000	825,850
JLL/Delta Dutch Pledgeco B.V. 8.750%, 05/01/20 (144A) (b)	2,750,000	2,681,250
Valeant Pharmaceuticals International, Inc. 6.125%, 04/15/25 (144A)	6,190,000	4,766,300

		14,855,811

Pipelines—0.9%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A)	1,310,000	1,090,575
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	190,000	201,764
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.000%, 05/15/23	1,630,000	1,434,400
6.750%, 08/01/22	800,000	740,000
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A)	400,000	415,000
Kinder Morgan, Inc. 7.800%, 08/01/31	67,000	74,049
MPLX L.P. 4.875%, 12/01/24 (144A)	3,040,000	2,806,640
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	757,762
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	820,000	788,225
Southern Natural Gas Co. LLC 5.900%, 04/01/17 (144A)	10,000	10,313
8.000%, 03/01/32	25,000	26,423

Pipelines—(Continued)
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.250%, 11/15/23 (a)	410,000	359,775
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.250%, 10/15/22 (144A) (a)	670,000	663,300
Williams Cos., Inc. (The) 5.750%, 06/24/44	1,780,000	1,183,700
7.500%, 01/15/31	45,000	36,563
7.750%, 06/15/31	14,000	11,585
7.875%, 09/01/21 (a)	436,000	403,186
8.750%, 03/15/32	255,000	226,950

		11,230,210

Real Estate—0.6%
Country Garden Holdings Co., Ltd. 7.250%, 04/04/21	3,990,000	4,106,300
Grainger plc 5.000%, 12/16/20 (GBP)	2,550,000	3,799,964

		7,906,264

Real Estate Investment Trusts—0.2%
CTR Partnership L.P. / CareTrust Capital Corp. 5.875%, 06/01/21	2,410,000	2,422,050
Iron Mountain, Inc. 6.000%, 08/15/23	560,000	588,000

		3,010,050

Retail—2.3%
1011778 BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A)	3,820,000	3,972,800
CVS Health Corp. 3.875%, 07/20/25	560,000	604,310
4.875%, 07/20/35	540,000	602,083
5.125%, 07/20/45	1,440,000	1,667,696
Dollar Tree, Inc. 5.750%, 03/01/23 (144A)	4,050,000	4,293,000
Guitar Center, Inc. 6.500%, 04/15/19 (144A)	1,920,000	1,728,000
9.625%, 04/15/20 (144A) (a)	1,940,000	1,343,450
L Brands, Inc. 5.625%, 02/15/22	6,100,000	6,645,462
5.625%, 10/15/23	1,330,000	1,459,675
6.950%, 03/01/33	60,000	61,800
Neiman Marcus Group, Ltd. LLC 8.750%, 10/15/21 (144A) (a) (b)	4,140,000	3,190,367
Vista Outdoor, Inc. 5.875%, 10/01/23 (144A)	3,530,000	3,697,675

		29,266,318

Savings & Loans—0.3%
Nationwide Building Society 6.875%, 06/20/19 (GBP) (c)	2,640,000	3,545,238

MSF-235

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.4%
Micron Technology, Inc. 5.250%, 01/15/24 (144A)	3,740,000	$3,010,700
5.625%, 01/15/26 (144A) (a)	2,820,000	2,227,800

		5,238,500

Software—0.4%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	3,130,000	3,290,413
6.125%, 09/15/23 (144A)	770,000	825,825
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.250%, 01/15/18	1,000,000	940,000

		5,056,238

Telecommunications—2.6%
Bharti Airtel International Netherlands B.V. 5.350%, 05/20/24	3,810,000	4,101,027
CenturyLink, Inc. 5.625%, 04/01/20 (a)	1,210,000	1,225,742
5.625%, 04/01/25	1,670,000	1,494,650
6.750%, 12/01/23	1,290,000	1,254,525
HC2 Holdings, Inc. 11.000%, 12/01/19 (144A)	4,350,000	3,545,250
Sprint Communications, Inc. 11.500%, 11/15/21	2,520,000	2,242,800
Sprint Corp. 7.625%, 02/15/25	1,790,000	1,329,075
Telefonica Europe B.V. 6.750%, 11/26/20 (GBP) (c)	2,400,000	3,477,159
Verizon Communications, Inc. 5.150%, 09/15/23	2,870,000	3,312,591
6.400%, 09/15/33	1,766,000	2,172,178
6.550%, 09/15/43	4,179,000	5,504,692
West Corp. 5.375%, 07/15/22 (144A)	4,110,000	3,770,103

		33,429,792

Transportation—1.0%
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	3,870,000	3,870,000
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	4,670,000	3,093,875
XPO Logistics, Inc. 6.500%, 06/15/22 (144A) (a)	5,770,000	5,604,113
7.875%, 09/01/19 (144A) (a)	360,000	372,600

		12,940,588

Water—0.3%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	3,821,285

Total Corporate Bonds & Notes (Cost $639,550,963)		605,477,127

Mortgage-Backed Securities—28.6%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—14.5%
American Home Mortgage Assets Trust 0.623%, 12/25/46 (c)	3,894,990	$2,431,251
American Home Mortgage Investment Trust 0.653%, 06/25/45 (c)	759,918	699,592
1.013%, 11/25/45 (c)	706,730	583,737
Banc of America Funding Trust 0.602%, 05/20/36 (c)	391,953	371,024
0.678%, 03/27/36 (144A) (c)	6,593,128	3,307,448
Banc of America Mortgage Trust 2.848%, 12/25/34 (c)	11,046	10,712
2.853%, 09/25/35 (c)	160,148	145,586
BCAP LLC Trust 0.646%, 10/28/36 (144A) (c)	4,091,685	3,901,229
3.004%, 05/26/47 (144A) (c)	8,133,587	5,482,038
Bear Stearns Asset-Backed Securities Trust 31.707%, 07/25/36 (c)	865,637	1,467,344
Citigroup Mortgage Loan Trust, Inc. 2.939%, 12/25/35 (c)	2,079,885	1,816,766
CitiMortgage Alternative Loan Trust 33.335%, 07/25/37 (c)	2,108,066	3,831,027
Countrywide Alternative Loan Trust 0.658%, 07/20/35 (c)	2,388,155	2,022,660
0.703%, 01/25/36 (c)	336,399	272,873
5.750%, 01/25/37	3,717,984	3,011,692
6.000%, 01/25/37	3,792,300	3,389,965
15.987%, 06/25/35 (c)	2,623,952	3,297,183
21.501%, 02/25/36 (c)	2,396,206	3,334,627
26.868%, 07/25/36 (c)	4,248,419	7,659,855
36.402%, 08/25/37 (c)	2,090,534	4,096,100
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37	9,100,777	7,083,185
Countrywide Home Loan Reperforming Loan REMIC Trust 0.793%, 03/25/35 (144A) (c)	830,217	723,938
0.853%, 11/25/34 (144A) (c)	88,827	74,814
5.671%, 03/25/35 (144A) (c) (g)	10,218,866	1,577,639
Credit Suisse Mortgage Trust 0.636%, 06/27/46 (144A) (c)	3,929,401	3,709,887
4.500%, 06/27/36 (144A)	2,121,325	2,154,662
28.144%, 02/25/36 (c)	2,347,053	3,575,386
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 1.992%, 08/25/35 (c)	61,606	46,755
DSLA Mortgage Loan Trust 0.642%, 03/19/45 (c)	197,363	174,895
1.242%, 03/19/46 (c)	1,578,252	1,124,491
Fannie Mae Connecticut Avenue Securities 3.433%, 07/25/24 (c)	5,470,000	5,025,143
5.683%, 10/25/23 (c)	2,780,000	2,882,271
Freddie Mac Structured Agency Credit Risk Debt Notes 4.933%, 02/25/24 (c)	2,210,000	2,196,035
5.183%, 10/25/24 (c)	5,925,000	5,967,652
GreenPoint MTA Trust 0.873%, 06/25/45 (c)	1,891,311	1,637,862

MSF-236

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GS Mortgage Securities Corp. 1.276%, 06/26/36 (144A) (c)	7,760,000	$5,146,817
GSMPS Mortgage Loan Trust 0.833%, 04/25/36 (144A) (c)	1,019,990	836,408
GSR Mortgage Loan Trust 2.946%, 10/25/35 (c)	436,431	376,797
HarborView Mortgage Loan Trust 0.682%, 01/19/36 (c)	1,197,353	804,128
1.232%, 11/19/34 (c)	2,173,894	1,910,802
1.433%, 10/25/37 (c)	2,107,670	1,781,162
Impac Secured Assets CMN Owner Trust 0.753%, 03/25/36 (c)	1,116,950	795,295
IndyMac INDX Mortgage Loan Trust 1.153%, 01/25/35 (c)	1,360,271	1,016,409
2.798%, 03/25/35 (c)	655,810	625,522
2.863%, 05/25/37 (c)	4,886,493	3,684,975
JPMorgan Mortgage Trust 6.500%, 01/25/36	136,744	112,912
JPMorgan Resecuritization Trust 0.646%, 07/27/46 (144A) (c)	5,698,454	5,272,264
Lehman Mortgage Trust 6.197%, 02/25/37 (c) (g)	10,011,386	3,867,538
Lehman XS Trust 0.596%, 03/25/47 (c)	4,208,211	3,383,760
0.633%, 08/25/46 (c)	3,348,303	2,645,438
Luminent Mortgage Trust 0.623%, 05/25/46 (c)	1,460,305	1,089,831
MASTR Adjustable Rate Mortgages Trust 2.773%, 11/25/35 (144A) (c)	79,493	60,027
MASTR Seasoned Securitization Trust 3.470%, 10/25/32 (c)	202,849	196,968
Merrill Lynch Mortgage Investors Trust 2.723%, 08/25/33 (c)	1,120,401	1,041,837
2.728%, 05/25/34 (c)	133,855	131,981
Morgan Stanley Mortgage Loan Trust 0.753%, 01/25/35 (c)	1,267,251	1,164,285
Nomura Resecuritization Trust 0.594%, 07/26/37 (144A) (c)	3,135,582	3,009,858
0.626%, 05/26/46 (144A) (c)	17,785,312	9,948,241
0.696%, 02/26/46 (144A) (c)	4,868,000	4,097,182
NovaStar Mortgage Funding Trust 0.626%, 09/25/46 (c)	1,176,337	950,026
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	1,419,771	1,421,525
6.000%, 05/25/35 (144A)	3,073,348	2,835,401
RBSGC Mortgage Loan Trust 0.883%, 01/25/37 (c)	1,107,483	643,399
Residential Accredit Loans, Inc. Trust 0.623%, 05/25/47 (c)	1,812,322	1,398,998
0.643%, 04/25/46 (c)	1,910,934	839,447
0.693%, 04/25/46 (c)	991,515	442,067
1.637%, 11/25/37 (c)	5,836,739	3,549,238
Residential Asset Securitization Trust 5.750%, 02/25/36	3,081,945	2,859,568
6.117%, 12/25/36 (c) (g)	15,743,170	5,953,007

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 1.198%, 06/20/33 (c)	173,618	168,035
Structured Adjustable Rate Mortgage Loan Trust 1.939%, 09/25/37 (c)	5,572,782	4,795,662
2.531%, 01/25/35 (c)	832,804	782,548
3.007%, 09/25/35 (c)	1,087,927	894,614
Structured Asset Mortgage Investments Trust 0.643%, 05/25/46 (c)	287,488	198,851
0.713%, 02/25/36 (c)	5,343,492	4,060,421
2.639%, 08/25/35 (c)	96,933	91,648
Structured Asset Securities Corp. Trust 0.783%, 03/25/35 (c)	2,397,981	1,798,914
WaMu Mortgage Pass-Through Certificates Trust
0.703%, 12/25/45 (c)	930,797	853,716
0.723%, 07/25/45 (c)	26,947	25,113
1.132%, 07/25/47 (c)	172,168	48,812
1.905%, 03/25/47 (c)	3,082,195	2,420,818
2.266%, 09/25/36 (c)	1,247,487	1,100,355
2.553%, 10/25/34 (c)	1,052,437	1,054,205
6.247%, 04/25/37 (c) (g)	15,049,063	4,832,031
Wells Fargo Mortgage-Backed Securities Trust 2.761%, 10/25/35 (c)	99,141	98,990
2.765%, 04/25/36 (c)	135,329	131,153
2.836%, 06/25/35 (c)	81,049	82,031

		186,418,354

Commercial Mortgage-Backed Securities—14.1%
Americold 2010 LLC Trust 4.954%, 01/14/29 (144A)	500,000	553,664
BAMLL Mezzanine Securities Trust 8.916%, 12/15/19 (144A) (c)	5,700,000	5,357,248
Bear Stearns Commercial Mortgage Securities Trust 6.158%, 06/11/50 (c)	1,040,000	972,444
BLCP Hotel Trust 6.164%, 08/15/29 (144A) (c)	6,414,136	5,933,076
Carefree Portfolio Trust 6.413%, 11/15/19 (144A) (c)	1,000,000	992,502
8.158%, 11/15/29 (144A) (c)	6,000,000	5,955,017
CD Mortgage Trust 5.395%, 01/15/46 (c)	17,041	17,021
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,400,000	893,160
3.208%, 07/10/47 (144A) (c)	4,398,000	2,838,098
3.380%, 09/15/27 (144A) (c)	7,250,000	6,539,089
6.137%, 12/10/49 (c)	9,063,000	7,276,354
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.000%, 12/10/47 (144A)	2,230,000	1,378,061
4.351%, 03/10/46 (144A) (c)	2,710,000	2,032,039
4.547%, 08/10/48 (144A) (c)	5,800,000	3,338,798
Credit Suisse Commercial Mortgage Trust 4.373%, 09/15/37 (144A)	1,620,000	1,333,293
5.373%, 12/15/39	1,490,209	1,251,882

MSF-237

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Commercial Mortgage Trust 6.143%, 06/15/38 (c)	2,996,196	$2,516,805
9.168%, 03/15/17 (144A) (c)	6,400,000	6,201,600
Credit Suisse European Mortgage Capital, Ltd. 7.165%, 07/20/22 (144A) (EUR) (c)	1,983,523	2,200,883
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,033,045
FREMF Mortgage Trust 3.683%, 06/25/21 (144A) (c)	1,701,464	1,647,019
4.441%, 09/25/22 (144A) (c)	6,449,246	6,453,139
GE Business Loan Trust 0.856%, 05/15/34 (144A) (c)	903,781	766,089
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (c)	240,000	154,800
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	2,210,000	2,168,203
GS Mortgage Securities Trust 5.622%, 11/10/39	1,225,143	1,127,132
5.987%, 08/10/45 (c)	15,370,000	6,148,000
JPMorgan Chase Commercial Mortgage Securities Trust 3.736%, 08/15/27 (144A) (c)	460,000	454,415
4.036%, 06/15/29 (144A) (c)	3,540,000	3,300,031
5.386%, 05/15/47 (c)	2,280,000	1,653,274
5.411%, 05/15/47	2,120,000	1,568,800
5.502%, 06/12/47 (c)	3,070,000	2,803,127
6.661%, 10/15/19 (144A) (c)	9,900,000	9,157,500
6.664%, 06/15/29 (144A) (c)	2,000,000	1,919,990
LB-UBS Commercial Mortgage Trust 6.239%, 09/15/45 (c)	1,100,000	938,036
Lone Star Portfolio Trust 1.000%, 09/15/20	6,544,130	6,151,617
7.336%, 09/15/28 (144A) (c)	6,100,222	6,003,429
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (c)	1,518,000	1,335,454
5.450%, 08/12/48 (144A) (c)	200,000	175,944
6.174%, 09/12/49 (c)	9,253,000	7,977,971
Morgan Stanley Bank of America Merrill Lynch Trust 4.529%, 10/15/48 (144A) (c)	9,534,000	5,899,661
Morgan Stanley Capital Trust 5.399%, 12/15/43	3,561,053	2,886,149
5.918%, 06/11/49 (c)	1,680,000	1,558,014
Multifamily Trust 9.783%, 04/25/46 (144A) (c)	18,352,555	18,352,555
PFP III, Ltd. 4.536%, 06/14/31 (144A) (c)	1,280,000	1,279,148
UBS-Barclays Commercial Mortgage Trust 4.889%, 05/10/63 (144A) (c)	4,530,000	2,386,530
Wachovia Bank Commercial Mortgage Trust 0.641%, 12/15/43 (144A) (c)	646,000	611,762
5.413%, 12/15/43 (c)	1,644,290	1,616,414
5.568%, 01/15/45 (144A) (c)	6,466,500	6,281,301
5.825%, 07/15/45 (c)	1,720,000	1,682,898
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (c)	6,852,848	6,746,457

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 3.016%, 11/15/47 (144A)	4,441,004	2,635,650
3.250%, 06/15/46 (144A)	8,240,000	5,797,733

		180,252,321

Total Mortgage-Backed Securities (Cost $374,811,842)		366,670,675

Foreign Government—12.4%

Regional Government—0.1%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,083,725

Sovereign—12.3%
Argentina Bonar Bonds 7.000%, 04/17/17	13,910,000	14,039,440
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	25,000,000	6,092,048
Brazilian Government International Bond 6.000%, 04/07/26	6,320,000	6,414,800
Hungary Government International Bond 5.750%, 11/22/23	12,214,000	13,911,746
Indonesia Government International Bond 5.250%, 01/17/42	22,090,000	22,197,888
Ivory Coast Government International Bond 5.375%, 07/23/24 (144A)	2,983,000	2,736,902
Jamaica Government International Bond 6.750%, 04/28/28 (a)	3,370,000	3,454,250
Kazakhstan Government International Bond 5.125%, 07/21/25	13,880,000	14,292,930
Mexico Government International Bond 4.750%, 03/08/44	21,870,000	21,815,325
Nigeria Government International Bond 6.375%, 07/12/23	3,720,000	3,422,400
Peruvian Government International Bond 4.125%, 08/25/27 (a)	13,930,000	14,591,675
Poland Government International Bond 4.000%, 01/22/24	19,410,000	20,724,057
Portugal Government International Bond 5.125%, 10/15/24 (144A)	14,000,000	14,086,240

		157,779,701

Total Foreign Government (Cost $154,789,921)		159,863,426

Asset-Backed Securities—6.6%

Asset-Backed - Automobile—0.1%
Hertz Vehicle Financing II L.P. 3.520%, 03/25/21 (144A)	1,300,000	1,295,361

Asset-Backed - Home Equity—0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust 3.286%, 04/15/33 (c)	12,104	11,598

MSF-238

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities Trust 1.176%, 01/25/34 (c)	25,390	$24,244
EMC Mortgage Loan Trust 0.886%, 05/25/43 (144A) (c)	722,822	700,078
1.086%, 05/25/43 (144A) (c)	7,660,000	6,300,598
1.133%, 01/25/41 (144A) (c)	47,054	46,223
Structured Asset Securities Corp. Mortgage Loan Trust 0.653%, 02/25/36 (144A) (c)	2,677,658	190,652

		7,273,393

Asset-Backed - Manufactured Housing—1.3%
Conseco Financial Corp. 7.030%, 07/15/28	7,196,634	6,881,792
Greenpoint Manufactured Housing 3.055%, 03/18/29 (c)	475,000	411,123
3.581%, 06/19/29 (c)	375,000	326,250
3.925%, 02/20/30 (c)	350,000	304,500
Manufactured Housing Contract Trust Pass-Through Certificates 3.929%, 02/20/32 (c)	275,000	249,629
3.931%, 03/13/32 (c)	450,000	403,198
Mid-State Trust VI 7.340%, 07/01/35	227,358	241,761
Origen Manufactured Housing Contract Trust 2.291%, 04/15/37 (c)	1,712,641	1,511,588
2.379%, 10/15/37 (c)	1,919,195	1,674,559
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	4,850,000	4,799,824

		16,804,224

Asset-Backed - Other—3.0%
ACE Home Equity Loan Trust 0.693%, 02/25/31 (c)	82,439	80,367
Amortizing Residential Collateral Trust 2.233%, 08/25/32 (c)	47,181	41,257
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	2,139,323	1,574,145
Countrywide Asset-Backed Certificates Trust 2.308%, 06/25/34 (c)	169,358	153,405
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.727%, 12/15/33 (144A) (c)	263,890	218,839
Countrywide Revolving Home Equity Loan Trust 0.576%, 07/15/36 (c)	561,521	470,182
Encore Credit Receivables Trust 1.468%, 10/25/35 (c)	2,327,806	1,345,335
First Horizon Asset-Backed Trust 0.593%, 10/25/34 (c)	54,613	48,974
GSAMP Trust 0.633%, 01/25/36 (c)	102,701	16,446
GSRPM Mortgage Loan Trust 0.733%, 03/25/35 (144A) (c)	641,886	629,235
Home Equity Mortgage Loan Asset-Backed Notes 0.603%, 04/25/36 (c)	175,902	121,906

Asset-Backed - Other—(Continued)
HSI Asset Securitization Corp. Trust 0.853%, 11/25/35 (c)	4,000,000	3,283,316
Long Beach Mortgage Loan Trust 0.952%, 01/21/31 (c)	22,534	20,893
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH 7.250%, 07/01/24 (144A) (EUR)	4,171,000	4,751,744
Magnus Relda Holding Vier GmbH 7.000%, 10/28/24 (144A) (EUR)	5,880,000	6,700,229
Oaktree CLO, Ltd. 6.224%, 10/20/27 (144A) (c)	7,050,000	5,562,013
RAAC Trust 0.686%, 02/25/37 (144A) (c)	420,484	414,986
Residential Asset Mortgage Products Trust 0.783%, 07/25/36 (c)	5,665,000	3,392,751
SACO I Trust 0.693%, 06/25/36 (c)	424,831	736,519
0.773%, 03/25/36 (c)	111,325	176,405
Sofi Consumer Loan Program 3.280%, 09/15/23 (144A)	8,399,341	8,367,861

		38,106,808

Asset-Backed - Student Loan—1.6%
DRB Prime Student Loan Trust 3.170%, 07/25/31 (144A)	5,357,512	5,319,988
National Collegiate Student Loan Trust 0.703%, 03/26/29 (c)	2,250,000	1,957,500
1.283%, 03/25/38 (c)	8,718,605	4,947,569
Nelnet Student Loan Trust Zero Coupon, 03/22/32 (c)	6,200,000	5,790,571
Northstar Education Finance, Inc. 1.273%, 10/30/45 (c)	100,000	77,043
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A)	500	2,937,500

		21,030,171

Total Asset-Backed Securities (Cost $87,993,119)		84,509,957

U.S. Treasury & Government Agencies—2.0%

Agency Sponsored Mortgage - Backed—0.8%
Fannie Mae 15 Yr. Pool 5.500%, 12/01/16	1,188	1,198
6.500%, 09/01/16	44	44
6.500%, 12/01/16	1,694	1,707
6.500%, 01/01/17	1,043	1,055
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	10,482	11,054
Fannie Mae 30 Yr. Pool 6.500%, 08/01/31	1,337	1,529
6.500%, 10/01/31	2,035	2,327
6.500%, 03/01/32	13,764	15,742
6.500%, 06/01/37	34,563	40,363
7.000%, 05/01/26	1,441	1,541

MSF-239

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 07/01/30	284	$292
7.000%, 01/01/31	426	487
7.000%, 07/01/31	1,665	1,833
7.000%, 09/01/31	3,984	4,513
7.000%, 10/01/31	3,432	4,025
7.000%, 11/01/31	29,693	34,053
7.000%, 01/01/32	6,020	6,195
7.000%, 02/01/32	4,728	4,919
7.500%, 12/01/29	501	513
7.500%, 02/01/30	352	356
7.500%, 06/01/30	594	598
7.500%, 08/01/30	91	93
7.500%, 09/01/30	850	1,000
7.500%, 11/01/30	10,685	11,373
7.500%, 02/01/31	4,502	4,751
8.000%, 08/01/27	1,277	1,453
8.000%, 07/01/30	784	902
8.000%, 09/01/30	420	437
Fannie Mae REMICS (CMO) 0.783%, 05/25/34 (c)	174,181	174,404
9.750%, 11/25/18	174,629	187,426
9.750%, 08/25/19	58,040	62,271
Freddie Mac 15 Yr. Gold Pool 7.000%, 05/01/16	105	104
Freddie Mac 30 Yr. Gold Pool 6.000%, 12/01/36	1,256	1,434
6.000%, 02/01/37	38,417	43,656
7.000%, 03/01/39	199,582	230,708
Freddie Mac ARM Non-Gold Pool 1.990%, 05/01/37 (c)	57,628	59,698
2.247%, 02/01/37 (c)	27,211	28,294
2.282%, 03/01/37 (c)	111,869	116,459
2.329%, 04/01/37 (c)	51,972	54,029
2.535%, 01/01/38 (c)	30,027	31,781
2.620%, 05/01/37 (c)	70,809	75,549
2.818%, 02/01/36 (c)	51,256	54,210
Freddie Mac Multifamily Structured Pass-Through Certificates 1.329%, 08/25/42 (c) (g)	70,400,000	4,635,326
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (g)	6	84
Ginnie Mae II ARM Pool 2.090%, 01/20/60 (c)	800,616	817,604
2.468%, 05/20/60 (c)	661,945	683,116
Government National Mortgage Association (CMO) 0.970%, 04/16/52 (c) (g)	17,911,574	716,664
1.052%, 09/16/56 (c) (g)	20,084,228	1,555,793
1.180%, 03/16/47 (c) (g)	11,990,815	487,453

		10,170,416

Federal Agencies—0.2%
Tennessee Valley Authority 5.250%, 09/15/39	400,000	510,515
5.980%, 04/01/36	1,760,000	2,403,871

		2,914,386

U.S. Treasury—1.0%
U.S. Treasury Bonds 3.000%, 11/15/45	1,680,000	1,813,678
U.S. Treasury Notes 1.125%, 02/28/21 (a)	9,500,000	9,461,031
1.500%, 08/31/18	220,000	223,721
1.625%, 02/15/26 (a)	1,370,000	1,350,093
2.375%, 08/15/24	10,000	10,531

		12,859,054

Total U.S. Treasury & Government Agencies (Cost $26,191,049)		25,943,856

Floating Rate Loans (h)—0.9%

Electric—0.5%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	6,240,991	6,242,289

Oil & Gas—0.3%
Hercules Offshore LLC Term Loan, 10.500%, 05/06/20	5,830,000	4,197,600

Software—0.1%
First Data Corp. Extended Term Loan, 3.932%, 03/24/18	845,511	844,922

Total Floating Rate Loans (Cost $12,731,674)		11,284,811

Municipals—0.1%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $900,996)	913,365	947,652

Preferred Stock—0.1%

Banks—0.1%
Citigroup Capital, 6.988% (c) (Cost $1,009,688)	35,900	943,811

Convertible Bond—0.0%

Mining—0.0%
Mirabela Nickel, Ltd. 9.500%, 06/24/19 (144A) (b) (d) (Cost $1,012,600)	1,012,600	374,662

MSF-240

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Common Stocks—0.0%

Security Description	Shares/ Principal/ Notional Amount*	Value

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (a) (i)	10,611	$25,466

Marine—0.0%
Deep Ocean Group Holding A/S (f) (i) (j)	44,744	244,302

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f) (i) (j)	901,134	6,908

Total Common Stocks (Cost $1,494,940)		276,676

Purchased Option—0.0%

Currency Option—0.0%
USD Call/CAD Put, Strike Price CAD 1.485, Expires 07/27/16 (Counterparty - Barclays Bank plc) (Cost $370,008)	32,400,000	35,640

Short-Term Investments—7.2%

Mutual Fund—6.7%
State Street Navigator Securities Lending MET Portfolio (k)	85,687,395	85,687,395

Repurchase Agreements—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $1,579,752 on 04/01/16, collateralized by $1,595,000 U.S. Treasury Note at 1.375% due 02/29/20 with a value of $1,612,944.	1,579,750	1,579,750
Royal Bank of Scotland Group plc Repurchase Agreement dated 03/31/16 at 0.270% to be repurchased at $5,400,041 on 04/01/16, collateralized by $5,429,000 U.S. Treasury Note at 1.750% due 03/31/22 with a value of $5,525,908.	5,400,000	5,400,000

		6,979,750

Total Short-Term Investments (Cost $92,667,145)		92,667,145

Total Investments—105.1% (Cost $1,393,523,945) (l)		1,348,995,438
Other assets and liabilities (net)—(5.1)%		(65,254,801)

Net Assets—100.0%		$1,283,740,637

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $132,530,822 and the collateral received consisted of cash in the amount of $85,687,395 and non-cash collateral with a value of $51,674,343. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2016, the market value of restricted securities was $1,759,662, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(g)	Interest only security.
(h)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(i)	Non-income producing security.
(j)	Illiquid security. As of March 31, 2016, these securities represent less than 0.05% of net assets.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(l)	As of March 31, 2016, the aggregate cost of investments was $1,393,523,945. The aggregate unrealized appreciation and depreciation of investments were $31,191,829 and $(75,720,336), respectively, resulting in net unrealized depreciation of $(44,528,507).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $443,838,560, which is 34.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit

MSF-241

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Compiler Finance Sub, Inc., 7.000%, 05/01/21	05/02/13	$2,950,000	$2,941,508	$1,327,500
Midwest Vanadium Pty, Ltd., 11.500%, 02/15/18	05/05/11 - 05/24/11	1,000,000	1,031,250	57,500
Mirabela Nickel, Ltd., 9.500%, 06/24/19	06/06/14 - 06/30/14	1,012,600	1,012,600	374,662
Mirabela Nickel, Ltd., 1.000%, 09/10/44	09/10/14	3,452	34	0

				$1,759,662

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	27,040,000	Barclays Bank plc	04/12/16	USD	19,378,216	$1,341,847
AUD	539,909	Citibank N.A.	04/12/16	USD	386,412	27,306
AUD	910,006	Citibank N.A.	04/12/16	USD	698,178	(863)
BRL	45,910,000	Barclays Bank plc	04/12/16	USD	12,545,430	192,771
CAD	31,180,000	Barclays Bank plc	04/12/16	USD	22,783,038	1,225,309
CAD	30,640,000	Citibank N.A.	04/12/16	USD	23,609,912	(17,361)
CAD	4,000,000	Citibank N.A.	04/14/16	USD	2,920,947	159,027
EUR	9,298,999	Bank of America N.A.	04/12/16	USD	10,131,259	452,705
EUR	35,220,000	Bank of America N.A.	04/12/16	USD	38,727,560	1,359,254
EUR	15,153,947	Barclays Bank plc	04/12/16	USD	16,510,301	737,668
EUR	29,790,000	Citibank N.A.	04/12/16	USD	32,335,973	1,570,507
EUR	319,001	Citibank N.A.	05/13/16	USD	359,629	3,786
EUR	999,438	Citibank N.A.	05/13/16	USD	1,112,301	26,287
EUR	1,715,991	Citibank N.A.	05/13/16	USD	1,884,419	70,486
EUR	2,507,443	Citibank N.A.	05/13/16	USD	2,814,831	41,718
GBP	44,500,000	Bank of America N.A.	04/12/16	USD	64,432,885	(518,267)
GBP	2,400,000	Citibank N.A.	04/12/16	USD	3,343,152	103,928
ILS	73,570,000	Citibank N.A.	04/12/16	USD	18,937,424	650,005
INR	1,790,140,000	Bank of America N.A.	04/12/16	USD	26,416,882	575,579
JPY	2,117,430,000	Barclays Bank plc	04/12/16	USD	18,585,441	234,108
KRW	39,147,401,219	Barclays Bank plc	04/12/16	USD	31,806,468	2,418,075
MXN	346,307,837	Citibank N.A.	04/12/16	USD	19,277,129	749,992
RUB	934,670,000	Barclays Bank plc	04/12/16	USD	12,505,619	1,374,920
RUB	934,670,000	Citibank N.A.	07/14/16	USD	13,583,345	(27,926)
SGD	28,350,000	Barclays Bank plc	04/12/16	USD	20,221,113	811,815
TRY	79,140,000	Citibank N.A.	04/12/16	USD	26,624,950	1,372,312
TWD	1,045,790,000	Bank of America N.A.	04/12/16	USD	32,548,708	(53,097)
ZAR	311,880,000	Bank of America N.A.	04/12/16	USD	20,284,746	806,946

Contracts to Deliver
AUD	4,200,000	Citibank N.A.	04/12/16	USD	2,908,080	(310,273)
BRL	45,910,000	Barclays Bank plc	04/12/16	USD	10,998,251	(1,739,950)
CAD	31,180,000	Barclays Bank plc	04/12/16	USD	23,552,055	(456,292)
CAD	3,005,010	Citibank N.A.	04/12/16	USD	2,091,271	(222,562)
CAD	587,238	Citibank N.A.	04/12/16	USD	437,329	(14,839)
CAD	431,424	Citibank N.A.	04/12/16	USD	320,501	(11,691)
CAD	66,219	Citibank N.A.	05/13/16	USD	48,960	(2,029)
CAD	1,757,001	JPMorgan Chase Bank N.A.	05/13/16	USD	1,263,448	(89,459)
CAD	353,896	JPMorgan Chase Bank N.A.	05/13/16	USD	263,383	(9,121)
EUR	422,001	Bank of America N.A.	04/12/16	USD	473,101	(7,214)
EUR	319,001	Bank of America N.A.	04/12/16	USD	354,199	(8,882)
EUR	194,001	Bank of America N.A.	04/12/16	USD	213,993	(6,816)
EUR	93,134,558	Citibank N.A.	04/12/16	USD	101,310,841	(4,693,354)
EUR	2,352,942	Citibank N.A.	05/13/16	USD	2,658,754	(21,783)
EUR	2,179,002	Citibank N.A.	05/13/16	USD	2,422,152	(60,227)

MSF-242

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	351,000	Citibank N.A.	05/13/16	USD	387,739	$(12,129)
EUR	251,001	Citibank N.A.	05/13/16	USD	275,835	(10,112)
EUR	242,001	Citibank N.A.	05/13/16	USD	268,625	(7,070)
EUR	128,001	Citibank N.A.	05/13/16	USD	143,535	(2,287)
EUR	506,820	UBS AG	05/13/16	USD	568,555	(8,828)
GBP	44,500,000	Bank of America N.A.	04/12/16	USD	63,750,700	(163,918)
GBP	27,805,001	Citibank N.A.	04/12/16	USD	40,157,512	221,646
GBP	6,060,754	Citibank N.A.	05/13/16	USD	8,747,274	41,535
KRW	39,147,401,219	Citibank N.A.	04/12/16	USD	32,339,861	(1,884,682)
KRW	22,469,060,000	Citibank N.A.	07/14/16	USD	19,217,465	(381,978)
MXN	346,307,837	Citibank N.A.	04/12/16	USD	18,083,866	(1,943,255)
NOK	273,580,000	Barclays Bank plc	04/12/16	USD	31,417,557	(1,643,903)
RUB	934,670,000	Citibank N.A.	04/12/16	USD	13,908,780	28,240
SGD	28,350,000	Bank of America N.A.	04/12/16	USD	19,712,140	(1,320,788)
TRY	79,140,000	Citibank N.A.	04/12/16	USD	25,705,321	(2,291,941)
TWD	386,400,000	Barclays Bank plc	04/12/16	USD	11,766,139	(240,386)
TWD	659,390,000	Citibank N.A.	04/12/16	USD	19,626,455	(862,631)
TWD	1,045,790,000	Bank of America N.A.	07/14/16	USD	32,548,708	16,596
ZAR	311,880,000	Bank of America N.A.	04/12/16	USD	19,214,372	(1,877,320)
ZAR	105,160,000	Barclays Bank plc	04/12/16	USD	6,652,387	(459,330)
ZAR	92,380,000	Barclays Bank plc	04/12/16	USD	5,886,551	(360,886)

Cross Currency Contracts to Buy
GBP	8,979,476	Citibank N.A.	04/12/16	EUR	11,630,000	(339,997)

Net Unrealized Depreciation						$(5,469,079)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Canadian Bankers’ Acceptance Futures	03/13/17	335	CAD	83,039,214	$(7,287)
Canadian Bankers’ Acceptance Futures	06/19/17	239	CAD	59,405,777	(135,208)
U.S. Treasury Note 10 Year Futures	06/21/16	811	USD	105,492,419	254,378
U.S. Treasury Note 5 Year Futures	06/30/16	1,001	USD	120,946,773	338,454
U.S. Treasury Ultra Long Bond Futures	06/21/16	747	USD	128,278,561	602,282
U.S. Treasury Ultra Long Bond Futures	06/21/16	277	USD	38,794,594	193,156

Futures Contracts—Short
90 Day EuroDollar Futures	04/18/16	(468)	USD	(116,179,479)	(83,421)
Australia 10 year Bond Futures	06/15/16	(261)	AUD	(34,092,634)	(66,181)
U.S. Treasury Long Bond Futures	06/21/16	(1,423)	USD	(233,398,909)	(595,653)

Net Unrealized Appreciation					$500,520

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Depreciation
USD Put/CAD Call	CAD 1.355	Barclays Bank plc	07/27/16	(32,400,000)	$(453,924)	$(1,710,720)	$(1,256,796)

MSF-243

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	$130.000	04/22/16	(374)	$(240,285)	$(292,188)	$(51,903)
Put - U.S. Treasury Note 10 Year Futures	130.000	04/22/16	(374)	(185,847)	(146,234)	39,613

Totals				$(426,132)	$(438,422)	$(12,290)

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Fixed Rate equal to 9.005% based on the notional amount of currency delivered	Fixed rate equal to 7.250% based on the notional amount of currency received	07/01/24	Barclays Bank plc	$5,848,000	EUR	4,300,000	$1,326,430	$(4,084)	$1,330,514

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Pay	1 Day CDI	1.079%	01/04/21	Bank of America N.A.	BRL	190,843,760	$1,553,986	$—	$1,553,986

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	1.674%	11/30/22	USD	99,324,000	$(1,904,034)

Securities in the amount of $3,518,599 have been received at the custodian bank as collateral for swap contracts.

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(LIBOR)—	London Interbank Offered Rate

MSF-244

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$117,240	$—	$117,240
Aerospace/Defense	—	2,818,574	—	2,818,574
Agriculture	—	7,496,433	—	7,496,433
Airlines	—	13,873	—	13,873
Auto Manufacturers	—	4,722,812	—	4,722,812
Auto Parts & Equipment	—	8,002,600	—	8,002,600
Banks	—	102,094,586	—	102,094,586
Beverages	—	6,058,170	—	6,058,170
Biotechnology	—	3,065,171	—	3,065,171
Building Materials	—	6,634,750	—	6,634,750
Chemicals	—	8,103,734	—	8,103,734
Coal	—	1,069,075	—	1,069,075
Commercial Services	—	3,919,988	—	3,919,988
Computers	—	1,327,500	—	1,327,500
Distribution/Wholesale	—	3,826,317	—	3,826,317
Diversified Financial Services	—	30,805,084	—	30,805,084
Electric	—	21,509,592	—	21,509,592
Electrical Components & Equipment	—	707,338	—	707,338
Electronics	—	2,372,200	—	2,372,200
Engineering & Construction	—	481,600	—	481,600
Entertainment	—	4,914,236	—	4,914,236
Environmental Control	—	1,477,408	—	1,477,408
Food	—	24,450,638	—	24,450,638
Healthcare-Products	—	19,720,924	—	19,720,924
Healthcare-Services	—	19,720,392	—	19,720,392
Holding Companies-Diversified	—	10,538,789	—	10,538,789
Home Builders	—	12,090,884	—	12,090,884
Household Products/Wares	—	3,109,600	—	3,109,600
Insurance	—	2,691,450	—	2,691,450
Internet	—	4,320,992	—	4,320,992
Leisure Time	—	7,486,350	—	7,486,350
Lodging	—	8,420,610	—	8,420,610
Media	—	37,785,209	—	37,785,209
Mining	—	33,597,578	0	33,597,578
Miscellaneous Manufacturing	—	7,359,778	—	7,359,778
Oil & Gas	—	50,272,786	—	50,272,786
Oil & Gas Services	—	4,721,523	—	4,721,523

MSF-245

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Packaging & Containers	$—	$7,351,049	$—	$7,351,049
Pharmaceuticals	—	14,855,811	—	14,855,811
Pipelines	—	11,230,210	—	11,230,210
Real Estate	—	7,906,264	—	7,906,264
Real Estate Investment Trusts	—	3,010,050	—	3,010,050
Retail	—	29,266,318	—	29,266,318
Savings & Loans	—	3,545,238	—	3,545,238
Semiconductors	—	5,238,500	—	5,238,500
Software	—	5,056,238	—	5,056,238
Telecommunications	—	33,429,792	—	33,429,792
Transportation	—	12,940,588	—	12,940,588
Water	—	3,821,285	—	3,821,285
Total Corporate Bonds & Notes	—	605,477,127	0	605,477,127
Total Mortgage-Backed Securities*	—	366,670,675	—	366,670,675
Total Foreign Government*	—	159,863,426	—	159,863,426
Total Asset-Backed Securities*	—	84,509,957	—	84,509,957
Total U.S. Treasury & Government Agencies*	—	25,943,856	—	25,943,856
Total Floating Rate Loans*	—	11,284,811	—	11,284,811
Total Municipals	—	947,652	—	947,652
Total Preferred Stock*	943,811	—	—	943,811
Total Convertible Bond*	—	374,662	—	374,662
Common Stocks
Energy Equipment & Services	25,466	—	—	25,466
Marine	—	—	244,302	244,302
Metals & Mining	—	—	6,908	6,908
Total Common Stocks	25,466	—	251,210	276,676
Total Purchased Option*	—	35,640	—	35,640
Short-Term Investments
Mutual Fund	85,687,395	—	—	85,687,395
Repurchase Agreements	—	6,979,750	—	6,979,750
Total Short-Term Investments	85,687,395	6,979,750	—	92,667,145
Total Investments	$86,656,672	$1,262,087,556	$251,210	$1,348,995,438

Collateral for Securities Loaned (Liability)	$—	$(85,687,395)	$—	$(85,687,395)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,614,368	$—	$16,614,368
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(22,083,447)	—	(22,083,447)
Total Forward Contracts	$—	$(5,469,079)	$—	$(5,469,079)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,388,270	$—	$—	$1,388,270
Futures Contracts (Unrealized Depreciation)	(887,750)	—	—	(887,750)
Total Futures Contracts	$500,520	$—	$—	$500,520
Written Options
Foreign Currency Written Options at Value	$—	$(1,710,720)	$—	$(1,710,720)
Options on Exchange-Traded Futures Contracts at Value	(438,422)	—	—	(438,422)
Total Written Options	$(438,422)	$(1,710,720)	$—	$(2,149,142)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(1,904,034)	$—	$(1,904,034)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,880,416	$—	$2,880,416

*	See Schedule of Investments for additional detailed categorizations.

MSF-246

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Purchases		Balance as of March 31, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at March 31, 2016
Corporate Bonds & Notes
Mining	$0	$(34)	$34	(a)	$0	$(34)
Common Stocks
Marine	208,910	35,392	—		244,302	35,392
Metals & Mining	0	6,908	—		6,908	6,908

Total	$208,910	$42,266	$—		$251,210	$42,266

(a)	Purchases include principal payups.

MSF-247

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—82.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—25.8%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	9,400,000	$9,649,688
3.000%, TBA (a)	6,200,000	6,476,093
3.500%, TBA (a)	15,000,000	15,840,149
4.500%, 03/01/20	69,270	71,891
5.000%, 03/01/18	64,209	66,394
6.500%, 06/01/17	18,822	18,944
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	1,100,974	1,207,419
4.500%, 12/01/31	1,533,428	1,681,683
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	11,386,143	11,738,990
3.000%, TBA (a)	7,900,000	8,087,007
3.500%, TBA (a)	14,300,000	14,968,079
4.000%, 02/01/40	996,151	1,085,524
4.000%, 06/01/42	8,736,314	9,518,536
4.000%, 07/01/42	4,700,542	5,064,191
4.000%, 05/01/43	21,310,424	23,153,415
4.000%, 10/01/43	11,875,546	12,957,031
4.000%, TBA (a)	82,800,000	88,466,625
4.500%, 04/01/41	13,072,209	14,270,302
4.500%, 10/01/41	9,940,336	10,847,952
4.500%, 07/01/44	344,915	381,860
4.500%, 10/01/44	2,213,649	2,444,189
4.500%, 01/01/45	178,113	198,607
4.500%, TBA (a)	5,100,000	5,543,063
5.000%, 07/01/33	370,334	411,661
5.000%, 09/01/33	441,142	490,358
5.000%, 10/01/35	1,235,141	1,372,745
5.000%, 03/01/36	2,007,621	2,224,992
5.000%, 01/01/39	15,916	17,820
5.000%, 08/01/39	38,037	42,697
5.000%, 12/01/39	31,719	35,604
5.000%, 05/01/40	42,953	47,480
5.000%, 07/01/40	55,277	61,973
5.000%, 11/01/40	1,475,089	1,655,781
5.000%, 01/01/41	68,823	77,220
5.000%, 02/01/41	86,579	96,205
5.000%, 04/01/41	159,550	178,332
5.000%, 05/01/41	3,372,981	3,786,223
5.000%, 06/01/41	298,120	334,644
5.000%, 07/01/41	3,185,874	3,521,294
5.000%, TBA (a)	2,700,000	2,983,922
6.000%, 04/01/33	102,685	118,437
6.000%, 02/01/34	22,264	25,791
6.000%, 11/01/35	226,454	262,138
6.000%, 08/01/37	488,198	565,539
6.500%, 03/01/26	1,434	1,640
6.500%, 04/01/29	68,419	78,250
7.000%, 11/01/28	2,113	2,337
7.000%, 02/01/29	719	721
7.000%, 01/01/30	2,286	2,354
7.000%, 10/01/37	26,020	28,217
7.000%, 11/01/37	33,552	40,515
7.000%, 12/01/37	31,402	38,136
7.000%, 02/01/38	25,724	28,647

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 08/01/38	18,257	19,859
7.000%, 09/01/38	3,091	3,203
7.000%, 11/01/38	166,802	192,767
7.000%, 02/01/39	1,870,841	2,206,082
7.500%, 04/01/32	13,948	14,316
8.000%, 05/01/28	4,390	5,058
8.000%, 07/01/32	899	983
Fannie Mae ARM Pool 1.968%, 07/01/37 (b)	48,845	51,718
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	3,606,088	582,811
4.000%, 04/25/42 (c)	5,086,492	938,889
4.500%, 11/25/39 (c)	3,016,983	538,269
Fannie Mae Pool 3.500%, 08/01/42	14,117,759	14,833,634
3.500%, 09/01/42	958,567	1,007,197
3.500%, 10/01/42	6,682,160	7,020,402
3.500%, 05/01/43	408,633	429,629
4.000%, 10/01/42	4,153,333	4,469,743
4.000%, 11/01/42	2,825,361	3,040,419
4.000%, 07/01/43	85,010	91,481
4.000%, 08/01/43	1,916,337	2,062,037
5.000%, 05/01/40	30,205	33,905
6.500%, 12/01/27	4,848	4,907
6.500%, 05/01/32	26,876	30,133
Fannie Mae REMIC Trust Whole Loan (CMO) 3.698%, 01/25/43 (b)	395,654	416,627
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (d)	735,146	673,137
3.000%, 12/25/27 (c)	9,670,703	913,152
5.500%, 07/25/41	7,916,442	9,327,159
5.500%, 04/25/42	3,162,478	3,534,403
5.667%, 09/25/42 (b) (c)	1,735,589	330,282
5.717%, 03/25/42 (b) (c)	11,958,371	1,849,062
5.717%, 12/25/42 (b) (c)	1,350,342	317,705
6.000%, 05/25/42	2,068,369	2,361,789
6.097%, 01/25/41 (b) (c)	1,960,183	368,468
6.117%, 10/25/41 (b) (c)	7,207,325	1,299,785
6.217%, 02/25/41 (b) (c)	1,222,610	176,517
6.217%, 03/25/42 (b) (c)	2,891,573	524,736
6.500%, 06/25/39	423,286	472,812
6.500%, 07/25/42	3,782,731	4,366,889
9.750%, 11/25/18	659,711	708,054
9.750%, 08/25/19	212,812	228,326
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	10,000,000	10,220,900
4.000%, 07/01/43	6,108,477	6,632,453
4.000%, 08/01/43	6,406,087	6,979,570
4.500%, 06/01/38	2,434,904	2,650,775
5.000%, 08/01/33	30,798	34,266
5.000%, 06/01/41	7,700,944	8,558,349
6.000%, 10/01/36	1,270,689	1,463,948
6.500%, 09/01/39	447,050	514,781
8.000%, 12/01/19	1,117	1,125
8.000%, 09/01/30	4,503	5,436

MSF-248

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	1,904	$1,918
Freddie Mac ARM Non-Gold Pool 1.990%, 05/01/37 (b)	42,000	43,508
2.247%, 02/01/37 (b)	19,790	20,577
2.620%, 05/01/37 (b)	51,497	54,945
2.770%, 01/01/35 (b)	16,119	17,095
Freddie Mac Gold Pool 3.500%, 10/01/42	1,406,235	1,478,160
3.500%, 02/01/44	632,848	665,296
4.000%, 04/01/43	2,061,915	2,219,795
4.000%, 08/01/43	1,258,112	1,354,159
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	340,217
6.000%, 05/15/36	889,023	1,011,185
8.500%, 06/15/21	13,237	14,394
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	661,986	754,733
6.000%, 03/15/33	1,067,351	1,235,773
6.500%, 06/15/31	4,599	5,264
6.500%, 08/15/34	263,960	304,464
7.500%, 09/15/29	2,440	2,791
7.500%, 02/15/30	1,689	1,766
8.500%, 05/15/18	4,748	4,767
8.500%, 06/15/25	34,258	41,028
9.000%, 12/15/16	588	591
Ginnie Mae II 30 Yr. Pool 3.000%, 09/20/45	28,706,248	29,775,340
3.500%, TBA (a)	24,000,000	25,365,000
4.000%, 09/20/45	2,557,499	2,767,828
4.000%, 11/20/45	14,014,746	15,168,007
4.500%, 01/20/40	1,155,226	1,257,357
4.500%, 05/20/40	1,597,881	1,739,153
4.500%, 09/20/40	31,693	34,495
4.500%, 01/20/41	243,019	264,506
4.500%, 07/20/41	1,692,473	1,842,129
5.000%, 07/20/40	1,197,799	1,325,060
6.000%, 11/20/34	2,117	2,479
6.000%, 06/20/35	3,431	4,017
6.000%, 07/20/36	213,381	241,912
6.000%, 09/20/36	10,425	11,837
6.000%, 07/20/38	564,877	640,407
6.000%, 09/20/38	1,531,040	1,735,756
6.000%, 06/20/39	5,922	6,798
6.000%, 05/20/40	131,661	151,016
6.000%, 06/20/40	344,095	393,721
6.000%, 08/20/40	183,290	209,754
6.000%, 09/20/40	468,170	539,561
6.000%, 10/20/40	293,971	338,123
6.000%, 11/20/40	402,771	456,626
6.000%, 01/20/41	382,660	447,605
6.000%, 03/20/41	1,622,346	1,839,271
6.000%, 07/20/41	320,223	363,040
6.000%, 12/20/41	223,157	255,264
6.500%, 10/20/37	457,287	545,861

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.364%, 02/16/53 (b) (c)	17,058,523	618,244
0.532%, 10/16/54 (b) (c)	34,816,848	1,316,429
0.547%, 05/16/54 (b) (c)	21,751,935	781,488
0.687%, 03/16/49 (b) (c)	13,702,324	533,277
0.769%, 09/16/51 (b) (c)	74,621,989	4,355,171
0.798%, 05/16/54 (b) (c)	19,985,612	1,095,068
0.805%, 12/20/60 (b)	19,172,761	18,935,724
0.825%, 12/20/60 (b)	6,816,783	6,745,510
0.837%, 09/16/46 (b) (c)	65,357,605	2,446,623
0.894%, 11/16/55 (b) (c)	30,479,695	2,090,541
0.901%, 01/16/56 (b) (c)	65,609,707	5,132,221
0.905%, 03/20/61 (b)	5,613,327	5,569,718
0.918%, 06/16/55 (b) (c)	15,345,474	850,538
0.925%, 12/20/60 (b)	49,769,390	49,284,225
0.929%, 01/16/57 (b) (c)	37,898,000	3,081,755
0.951%, 09/16/55 (b) (c)	22,370,637	1,418,258
1.052%, 09/16/56 (b) (c)	46,245,464	3,582,331
1.070%, 09/16/44 (b) (c)	20,619,135	1,302,975
1.173%, 02/16/46 (b) (c)	26,143,692	1,785,745
1.191%, 02/16/48 (b) (c)	12,933,634	816,193
2.250%, 03/16/35	5,814,523	5,851,749
5.659%, 08/16/42 (b) (c)	1,750,034	280,479
6.068%, 03/20/39 (b) (c)	565,703	48,615
6.218%, 01/20/40 (b) (c)	1,423,983	181,475

		580,175,954

Federal Agencies—36.9%
Federal Farm Credit Bank 0.500%, 08/23/16	25,000,000	25,013,100
0.650%, 06/19/17	15,000,000	15,002,085
1.100%, 06/01/18	20,000,000	20,063,680
1.950%, 11/15/17	19,980,000	20,347,912
Federal Home Loan Bank 0.500%, 10/17/16	15,000,000	15,003,735
0.625%, 11/23/16	20,000,000	20,009,400
0.625%, 10/26/17 (e)	18,000,000	17,964,684
0.750%, 03/24/17	23,000,000	23,046,253
0.875%, 03/19/18	20,000,000	20,034,080
2.000%, 09/09/16	20,000,000	20,137,020
2.125%, 06/09/23	17,700,000	17,986,899
2.750%, 06/08/18 (e)	15,000,000	15,621,795
5.250%, 12/11/20	12,000,000	14,156,748
Federal Home Loan Bank of Chicago 5.625%, 06/13/16	43,170,000	43,607,183
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,000,000	9,474,300
1.125%, 04/15/19	30,000,000	30,117,780
5.000%, 12/14/18 (e)	12,741,000	13,978,941
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	47,504,050
2.625%, 09/06/24	22,000,000	23,188,440
6.000%, 04/18/36	9,700,000	9,724,570

MSF-249

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	$20,180,407
Zero Coupon, 05/11/18	40,000,000	39,160,400
Zero Coupon, 08/03/18	7,638,000	7,470,185
Zero Coupon, 12/27/18	16,254,000	15,798,173
Zero Coupon, 06/06/19	26,414,000	25,104,103
Zero Coupon, 09/26/19	14,535,000	13,929,152
Government Trust Certificates Zero Coupon, 10/01/16	8,567,000	8,540,134
National Archives Facility Trust 8.500%, 09/01/19	1,998,740	2,266,971
New Valley Generation II 5.572%, 05/01/20	7,448,570	8,081,698
Overseas Private Investment Corp. Zero Coupon, 11/11/16 (f)	8,500,000	8,540,375
Zero Coupon, 11/17/16	26,000,000	27,866,600
Zero Coupon, 11/18/16	12,000,000	12,033,744
Zero Coupon, 11/17/17	4,700,000	4,969,968
Zero Coupon, 07/30/19	20,000,000	20,950,280
Zero Coupon, 11/13/19	5,000,000	5,245,435
2.310%, 11/15/30	8,754,872	8,765,107
3.330%, 05/15/33	6,812,512	7,182,118
3.490%, 12/20/29	12,334,741	13,043,385
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	10,642,000	10,157,310
Zero Coupon, 07/15/20	10,000,000	9,368,930
Zero Coupon, 10/15/20	38,159,000	35,542,399
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	20,384,620
3.875%, 02/15/21	35,000,000	38,923,955
4.500%, 04/01/18	20,000,000	21,468,880
5.500%, 07/18/17	23,306,000	24,715,011

		831,671,995

U.S. Treasury—19.7%
U.S. Treasury Bonds 2.875%, 05/15/43	5,000,000	5,268,555
3.000%, 11/15/44	3,500,000	3,776,857
5.250%, 02/15/29	16,000,000	21,967,504
U.S. Treasury Inflation Indexed Bonds 0.625%, 01/15/26 (e) (g)	17,946,360	18,761,663
0.625%, 02/15/43 (g)	10,098,018	9,478,727
0.750%, 02/15/45 (g)	12,374,292	11,971,967
1.000%, 02/15/46 (g)	13,797,654	14,390,167
1.375%, 02/15/44 (g)	28,360,350	31,749,922
U.S. Treasury Notes 0.500%, 04/30/17 (e)	10,000,000	9,985,160
0.625%, 05/31/17	10,000,000	9,993,900
0.875%, 01/31/17	15,000,000	15,033,405
1.875%, 09/30/17	5,000,000	5,086,330
1.875%, 05/31/22 (e)	89,000,000	91,200,703
2.000%, 11/30/22	19,280,000	19,865,186
2.125%, 12/31/21 (e)	130,000,000	135,205,070
2.625%, 11/15/20	19,900,000	21,165,521

U.S. Treasury—(Continued)
U.S. Treasury Notes 3.125%, 01/31/17	18,000,000	18,371,952

		443,272,589

Total U.S. Treasury & Government Agencies (Cost $1,843,115,907)		1,855,120,538

Corporate Bonds & Notes—9.3%

Banks—0.8%
National Australia Bank, Ltd. 1.250%, 03/08/18 (144A) (e)	13,000,000	12,997,114
Stadshypotek AB 1.875%, 10/02/19 (144A) (e)	5,000,000	5,020,350

		18,017,464

Diversified Financial Services—8.1%
COP I LLC 3.650%, 12/05/21	7,718,415	8,164,563
National Credit Union Administration Guaranteed Notes 3.000%, 06/12/19	19,650,000	20,822,908
3.450%, 06/12/21	45,000,000	49,212,000
Postal Square L.P. 6.500%, 06/15/22	7,592,940	8,566,044
Private Export Funding Corp. 1.375%, 02/15/17	25,000,000	25,133,525
2.250%, 12/15/17	40,000,000	40,836,760
2.300%, 09/15/20	28,000,000	29,044,400

		181,780,200

Multi-National—0.1%
Asian Development Bank 2.125%, 03/19/25	2,000,000	2,027,608

Oil & Gas—0.3%
Ecopetrol S.A. 5.375%, 06/26/26 (e)	4,260,000	3,876,600
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,346,470

		7,223,070

Total Corporate Bonds & Notes (Cost $185,772,562)		209,048,342

Foreign Government—8.2%

Sovereign—8.2%
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	4,815,800
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	413,307
3.750%, 04/25/22	1,900,000	1,915,325
4.875%, 05/05/21	2,957,000	3,183,814

MSF-250

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds 5.875%, 03/13/20	310,000	$344,779
5.875%, 01/15/24 (144A) (e)	1,060,000	1,190,388
Israel Government AID Bonds Zero Coupon, 08/15/16	28,251,000	28,209,160
Zero Coupon, 09/15/16	10,000,000	9,978,320
Zero Coupon, 11/15/18	20,869,000	20,362,029
5.500%, 12/04/23	24,290,000	30,056,738
5.500%, 04/26/24 (e)	20,950,000	26,141,410
Mexico Government International Bond 5.550%, 01/21/45	11,480,000	12,714,100
Peruvian Government International Bond 5.625%, 11/18/50	4,000,000	4,500,000
Poland Government International Bond 4.000%, 01/22/24 (e)	7,870,000	8,402,799
Turkey Government International Bonds 5.625%, 03/30/21	1,078,000	1,163,059
6.250%, 09/26/22	2,205,000	2,451,960
7.000%, 03/11/19	1,660,000	1,836,790
7.500%, 11/07/19	540,000	615,744
Ukraine Government AID Bond 1.844%, 05/16/19	25,000,000	25,340,750

Total Foreign Government (Cost $178,611,941)		183,636,272

Mortgage-Backed Securities—6.1%

Collateralized Mortgage Obligations—5.4%
American Home Mortgage Assets Trust 0.623%, 09/25/46 (b)	862,907	585,637
0.623%, 12/25/46 (b)	2,615,824	1,632,796
Banc of America Funding Corp. 0.586%, 02/27/37 (144A) (b)	12,713,182	11,974,797
Banc of America Funding Trust 0.601%, 09/29/36 (144A) (b)	12,175,651	11,589,129
2.085%, 06/20/35 (b)	322,656	199,377
Banc of America Mortgage Trust 2.788%, 07/25/35 (b)	111,216	101,870
BCAP LLC Trust 0.586%, 11/27/36 (144A) (b)	19,457,340	17,908,856
Citigroup Mortgage Loan Trust, Inc. 2.730%, 10/25/35 (b)	217,907	214,264
Countrywide Alternative Loan Trust 0.632%, 07/20/46 (b)	2,988,524	2,042,905
1.013%, 05/25/34 (b)	2,306,836	2,205,578
Countrywide Home Loan Reperforming Loan REMIC Trust 0.853%, 07/25/36 (144A) (b)	832,446	748,823
Fannie Mae Connecticut Avenue Securities 1.933%, 02/25/25 (b)	2,783,429	2,786,308
First Horizon Alternative Mortgage Securities Trust 0.803%, 02/25/37 (b)	255,704	117,840

Collateralized Mortgage Obligations—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2.083%, 04/25/24 (b)	7,000,000	6,922,875
2.633%, 02/25/24 (b)	5,000,000	4,992,010
2.633%, 09/25/24 (b)	8,000,000	7,899,332
GMAC Mortgage Corp. Loan Trust 3.006%, 11/19/35 (b)	749,212	665,743
Greenpoint Mortgage Funding Trust 0.513%, 02/25/47 (b)	27,744	27,175
GSMPS Mortgage Loan Trust 0.783%, 01/25/35 (144A) (b)	399,194	329,626
3.418%, 06/25/34 (144A) (b)	4,221,219	3,954,261
GSR Mortgage Loan Trust 2.714%, 04/25/35 (b)	722,780	700,149
HarborView Mortgage Loan Trust 0.632%, 09/19/46 (b)	348,546	252,084
JPMorgan Mortgage Trust 2.271%, 06/25/34 (b)	214,984	211,412
JPMorgan Resecuritization Trust 0.596%, 12/27/36 (144A) (b)	10,084,496	9,809,041
MASTR Adjustable Rate Mortgages Trust 0.633%, 05/25/47 (b)	6,298,772	4,917,003
2.341%, 02/25/34 (b)	237,076	229,665
3.526%, 12/25/34 (b)	19,190	18,398
MASTR Reperforming Loan Trust 0.783%, 05/25/35 (144A) (b)	333,178	262,888
3.459%, 05/25/35 (144A) (b)	4,150,100	3,369,814
4.598%, 05/25/36 (144A) (b)	3,423,432	3,097,179
7.000%, 08/25/34 (144A)	420,844	429,117
Morgan Stanley Mortgage Loan Trust 0.503%, 06/25/36 (b)	690,029	318,670
2.856%, 07/25/35 (b)	302,400	271,559
Morgan Stanley Resecuritization Trust 0.661%, 10/26/46 (144A) (b)	6,805,860	6,620,287
NovaStar Mortgage Funding Trust 0.626%, 09/25/46 (b)	2,312,110	1,867,293
Provident Funding Mortgage Loan Trust 2.549%, 10/25/35 (b)	111,382	108,311
2.691%, 05/25/35 (b)	871,804	867,016
RFMSI Trust 4.750%, 12/25/18	161,805	163,014
SACO I Trust 9.006%, 06/25/21 (144A) (b)	1,311,222	1,357,414
Structured Adjustable Rate Mortgage Loan Trust 2.694%, 05/25/35 (b)	4,053,289	3,711,064
Structured Asset Mortgage Investments Trust 0.613%, 07/25/46 (b)	274,694	205,944
Structured Asset Securities Corp. 0.783%, 04/25/35 (144A) (b)	2,840,661	2,321,210
3.387%, 06/25/35 (144A) (b)	169,652	149,626
Structured Asset Securities Corp. Mortgage Loan Trust 1.233%, 09/25/33 (144A) (b)	49,233	48,368
WaMu Mortgage Pass-Through Certificates Trust 0.693%, 11/25/45 (b)	28,831	26,237
0.703%, 12/25/45 (b)	2,024,824	1,881,590

MSF-251

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 0.723%, 12/25/45 (b)	163,591	$139,723
0.753%, 08/25/45 (b)	183,368	168,380

		120,421,658

Commercial Mortgage-Backed Securities—0.7%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	8,505,613	8,653,753
National Credit Union Administration Guaranteed Notes Trust 2.900%, 10/29/20	7,049,408	7,053,431

		15,707,184

Total Mortgage-Backed Securities (Cost $137,903,365)		136,128,842

Asset-Backed Securities—1.5%

Asset-Backed - Home Equity—0.1%
EMC Mortgage Loan Trust 0.886%, 12/25/42 (144A) (b)	53,789	50,893
Home Equity Mortgage Loan Asset-Backed Trust 0.693%, 06/25/36 (b)	4,106,574	790,605
Morgan Stanley Mortgage Loan Trust 0.523%, 12/25/36 (b)	241,498	119,269
0.733%, 03/25/36 (b)	1,768,333	1,056,287
Option One Mortgage Loan Trust 1.013%, 06/25/33 (b)	135,897	122,665
Structured Asset Securities Corp. Mortgage Loan Trust 0.653%, 02/25/36 (144A) (b)	4,801,317	341,859

		2,481,578

Asset-Backed - Other—0.2%
Countrywide Home Equity Loan Trust 0.586%, 11/15/36 (b)	51,081	39,635
0.716%, 02/15/34 (b)	224,135	204,536
0.726%, 02/15/34 (b)	116,795	106,111
Countrywide Revolving Home Equity Loan Trust 0.576%, 07/15/36 (b)	1,113,359	932,257
GMAC Mortgage Corp. Loan Trust 0.616%, 12/25/36 (b)	515,476	448,281
GSR Mortgage Loan Trust 0.976%, 11/25/30 (b)	1,243	98
RAAC Trust 0.706%, 05/25/36 (144A) (b)	1,368,313	1,220,651
SACO I Trust 0.693%, 06/25/36 (b)	752,771	1,305,060
0.733%, 04/25/36 (b)	289,369	515,922

		4,772,551

Asset-Backed - Student Loan—1.2%
National Credit Union Administration Guaranteed Notes Trust 0.792%, 12/07/20 (b)	5,823,851	5,810,340
Nelnet Student Loan Trust 2.279%, 11/25/24 (b)	5,930,000	5,941,975
SLM Student Loan Trust 0.659%, 01/25/19 (b)	7,056,127	6,982,758
0.659%, 04/25/19 (b)	3,318,704	3,273,534
2.269%, 07/25/22 (b)	5,065,000	5,044,322

		27,052,929

Total Asset-Backed Securities (Cost $38,883,801)		34,307,058

Short-Term Investments—2.6%

Mutual Fund—1.8%
State Street Navigator Securities Lending MET Portfolio (h)	40,285,755	40,285,755

Repurchase Agreements—0.8%
Bank of America Securities LLC Repurchase Agreement dated 03/31/16 at 0.270% to be repurchased at $17,600,132 on 04/01/16, collateralized by $14,836,300 U.S. Treasury Bond at 3.625% due 02/15/44 with a value of $17,998,865.	17,600,000	17,600,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/16 at 0.030% to be repurchased at $1,050,349 on 04/01/16, collateralized by $1,045,000 U.S. Treasury Note at 1.875% due 10/31/22 with a value of $1,075,044.	1,050,349	1,050,349

		18,650,349

Total Short-Term Investments (Cost $58,936,104)		58,936,104

Total Investments—110.1% (Cost $2,443,223,680) (i)		2,477,177,156
Other assets and liabilities (net)—(10.1)%		(226,906,201)

Net Assets—100.0%		$2,250,270,955

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.

MSF-252

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

(e)	All or a portion of the security was held on loan. As of March 31, 2016, the market value of securities loaned was $140,028,800 and the collateral received consisted of cash in the amount of $40,285,755 and non-cash collateral with a value of $103,052,340. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	Illiquid security. As of March 31, 2016, these securities represent 0.4% of net assets.
(g)	Principal amount of security is adjusted for inflation.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2016.
(i)	As of March 31, 2016, the aggregate cost of investments was $2,443,223,680. The aggregate unrealized appreciation and depreciation of investments were $67,749,209 and $(33,795,733), respectively, resulting in net unrealized appreciation of $33,953,476.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the market value of 144A securities was $103,858,751, which is 4.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts – Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/19/16	(227)	USD	(56,139,938)	$(141,875)
90 Day EuroDollar Futures	12/18/17	(223)	USD	(55,175,050)	2,063
U.S. Treasury Long Bond Futures	06/21/16	(327)	USD	(53,838,750)	67,687
U.S. Treasury Note 10 Year Futures	06/21/16	(83)	USD	(10,730,074)	(92,348)
U.S. Treasury Note 5 Year Futures	06/30/16	(295)	USD	(35,495,994)	(247,404)

Net Unrealized Depreciation					$(411,877)

(USD)—	United States Dollar

MSF-253

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,855,120,538	$—	$1,855,120,538
Total Corporate Bonds & Notes*	—	209,048,342	—	209,048,342
Total Foreign Government*	—	183,636,272	—	183,636,272
Total Mortgage-Backed Securities*	—	136,128,842	—	136,128,842
Total Asset-Backed Securities*	—	34,307,058	—	34,307,058
Short-Term Investments
Mutual Fund	40,285,755	—	—	40,285,755
Repurchase Agreements	—	18,650,349	—	18,650,349
Total Short-Term Investments	40,285,755	18,650,349	—	58,936,104
Total Investments	$40,285,755	$2,436,891,401	$—	$2,477,177,156

Collateral for Securities Loaned (Liability)	$—	$(40,285,755)	$—	$(40,285,755)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$69,750	$—	$—	$69,750
Futures Contracts (Unrealized Depreciation)	(481,627)	—	—	(481,627)
Total Futures Contracts	$(411,877)	$—	$—	$(411,877)

*	See Schedule of Investments for additional detailed categorizations.

MSF-254

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Trust”).

Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, as long as the amortized cost value is approximately the same as the fair value of the instrument, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price or official closing price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or broker-dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not

MSF-255

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MSF-256

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President, Chief Executive Officer and Chairman of the Boards

Date:	May 23, 2016

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date:	May 23, 2016